UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-56073
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 39	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 182	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® V
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 50. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
1

•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
3

•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
5

SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Maximum Annual Contract Maintenance Charge	$15 [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option	0.15% [6]
Total Variable Account Charges (including this option only)	1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [7]
Total Variable Account Charges (including this option only)	1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.15%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.25%
Optional Death Benefits (an applicant may elect one)
Optional One-Year Step Up Death Benefit	0.05%
Total Variable Account Charges (including this option only)	1.15%
Optional 5% Enhanced Death Benefit	0.10%
Total Variable Account Charges (including this option only)	1.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
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•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived on a going-forward basis for any contract valued at $25,000 or more on any Contract Anniversary.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[7]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
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•	the seven year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,146	$1,846	$2,555	$4,572	*	$1,346	$2,255	$4,572	$446	$1,346	$2,255	$4,572
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 917	$1,171	$1,450	$2,472	*	$ 671	$1,150	$2,472	$217	$ 671	$1,150	$2,472
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
11

Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000.For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
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CDSC Options
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five-Year CDSC Option	All	0.15%
Additional Withdrawal without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
Optional Death Benefits
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
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Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
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Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
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Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
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Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
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Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns
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for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
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Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
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•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of
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Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
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The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
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(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
CDSC Options
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
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Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
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Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
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(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
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•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
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Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
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•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	a $15 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $25,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
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(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough
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Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
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2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
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Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
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Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
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If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
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Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-56073
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
52

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
53

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
54

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
55

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
56

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
57

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
58

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
59

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
60

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
61

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
62

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
63

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
64

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
65

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.669555	14.176309	3.71%	3,755
2019	11.993676	13.669555	13.97%	2,202
2018	13.089545	11.993676	-8.37%	2,219
2017	11.576608	13.089545	13.07%	2,238
2016	11.323854	11.576608	2.23%	1,815
2015	11.600604	11.323854	-2.39%	1,816
2014	11.256096	11.600604	3.06%	1,816
2013	10.167936	11.256096	10.70%	1,816
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.858337	8.954596	1.09%	0
2019	7.669232	8.858337	15.50%	0
2018*	10.000000	7.669232	-23.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.736982	22.154268	1.92%	4,374
2019	18.330553	21.736982	18.58%	4,318
2018	21.882609	18.330553	-16.23%	5,001
2017	19.605961	21.882609	11.61%	6,652
2016	15.885120	19.605961	23.42%	4,702
2015	17.031581	15.885120	-6.73%	3,586
2014	15.806910	17.031581	7.75%	4,187
2013	11.612344	15.806910	36.12%	7,451
2012	9.911273	11.612344	17.16%	7,457
2011	10.966845	9.911273	-9.63%	6,896
66

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.828733	16.066851	8.35%	24,811
2019	13.767981	14.828733	7.70%	27,957
2018	14.325759	13.767981	-3.89%	36,281
2017	13.971660	14.325759	2.53%	43,475
2016	13.532889	13.971660	3.24%	51,173
2015	14.029679	13.532889	-3.54%	48,688
2014	13.732578	14.029679	2.16%	66,752
2013	15.171785	13.732578	-9.49%	68,646
2012	14.285811	15.171785	6.20%	86,368
2011	12.926098	14.285811	10.52%	90,757
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	32.865032	36.341765	10.58%	56,429
2019	26.809780	32.865032	22.59%	64,498
2018	29.108686	26.809780	-7.90%	71,761
2017	24.427294	29.108686	19.16%	72,662
2016	21.763717	24.427294	12.24%	77,162
2015	23.316310	21.763717	-6.66%	80,491
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	29.261162	29.289614	0.10%	22,731
2019	22.908665	29.261162	27.73%	35,420
2018	26.576190	22.908665	-13.80%	39,345
2017	24.057594	26.576190	10.47%	43,734
2016	19.799287	24.057594	21.51%	48,412
2015	20.310510	19.799287	-2.52%	44,930
2014	17.639464	20.310510	15.14%	46,693
2013	13.707510	17.639464	28.68%	50,455
2012	11.914872	13.707510	15.05%	39,534
2011	12.131262	11.914872	-1.78%	39,272
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.076033	30.76%	938
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.902854	12.597403	5.84%	2,474
2019	10.477971	11.902854	13.60%	2,083
2018	10.910293	10.477971	-3.96%	5,391
2017	10.302079	10.910293	5.90%	6,565
2016	9.232806	10.302079	11.58%	971
2015*	10.000000	9.232806	-7.67%	0
67

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.752788	11.543045	7.35%	9,056
2019	9.961216	10.752788	7.95%	11,456
2018	10.145817	9.961216	-1.82%	4,969
2017	9.939655	10.145817	2.07%	4,940
2016	9.808699	9.939655	1.34%	5,395
2015*	10.000000	9.808699	-1.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.929096	15.292035	2.43%	4,571
2019	11.842963	14.929096	26.06%	5,211
2018	12.934695	11.842963	-8.44%	9,039
2017	11.226802	12.934695	15.21%	9,003
2016	9.780640	11.226802	14.79%	7,852
2015*	10.000000	9.780640	-2.19%	403
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.669299	22.287593	19.38%	43,640
2019	16.030648	18.669299	16.46%	43,925
2018	17.539200	16.030648	-8.60%	48,603
2017	15.595831	17.539200	12.46%	57,625
2016	15.190796	15.595831	2.67%	60,688
2015	15.515057	15.190796	-2.09%	64,201
2014	15.390246	15.515057	0.81%	89,390
2013	13.600734	15.390246	13.16%	97,558
2012	12.505920	13.600734	8.75%	82,100
2011	13.122397	12.505920	-4.70%	68,778
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.470339	14.367382	6.66%	482
2019	11.363834	13.470339	18.54%	3,851
2018	13.628691	11.363834	-16.62%	3,967
2017	11.978277	13.628691	13.78%	4,197
2016	10.512985	11.978277	13.94%	4,197
2015	10.904285	10.512985	-3.59%	3,699
2014*	10.000000	10.904285	9.04%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	37.124784	40.622038	9.42%	30,377
2019	30.715050	37.124784	20.87%	34,715
2018	34.121130	30.715050	-9.98%	38,589
2017	30.692673	34.121130	11.17%	39,866
2016	24.682937	30.692673	24.35%	45,761
2015	25.552721	24.682937	-3.40%	48,727
2014	24.578155	25.552721	3.97%	55,088
2013	17.660870	24.578155	39.17%	61,639
2012	15.428967	17.660870	14.47%	64,720
2011	15.512910	15.428967	-0.54%	70,761
68

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	36.841233	42.997430	16.71%	197,039
2019	28.396001	36.841233	29.74%	231,890
2018	30.109243	28.396001	-5.69%	253,707
2017	25.047963	30.109243	20.21%	274,552
2016	22.671638	25.047963	10.48%	292,256
2015	22.672789	22.671638	-0.01%	327,894
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.908168	35.493025	22.78%	47,104
2019	21.754972	28.908168	32.88%	55,989
2018	23.011237	21.754972	-5.46%	64,462
2017	20.173163	23.011237	14.07%	73,638
2016	18.479930	20.173163	9.16%	85,166
2015	19.302126	18.479930	-4.26%	89,791
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	36.299499	44.404823	22.33%	32,147
2019	26.968409	36.299499	34.60%	37,535
2018	29.276096	26.968409	-7.88%	43,256
2017	23.246830	29.276096	25.94%	45,051
2016	21.782964	23.246830	6.72%	46,696
2015	22.582690	21.782964	-3.54%	52,295
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.182676	11.757167	5.14%	2,656
2019	9.703770	11.182676	15.24%	2,771
2018	10.221005	9.703770	-5.06%	2,738
2017*	10.000000	10.221005	2.21%	2,785
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.601162	17.028646	-3.25%	9,444
2019	13.934395	17.601162	26.31%	9,095
2018	16.964778	13.934395	-17.86%	8,769
2017	15.348301	16.964778	10.53%	9,009
2016	11.838473	15.348301	29.65%	6,240
2015	12.797136	11.838473	-7.49%	2,597
2014	12.251137	12.797136	4.46%	3,469
2013*	10.000000	12.251137	22.51%	1,580
69

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.210864	11.309207	0.88%	2,808
2019	10.586184	11.210864	5.90%	3,172
2018	10.713776	10.586184	-1.19%	15,142
2017	10.472114	10.713776	2.31%	5,699
2016	9.718836	10.472114	7.75%	9,118
2015	9.925412	9.718836	-2.08%	8,001
2014*	10.000000	9.925412	-0.75%	12
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.634093	22.064006	6.93%	43,493
2019	19.063347	20.634093	8.24%	46,829
2018	19.391515	19.063347	-1.69%	49,236
2017	18.846079	19.391515	2.89%	55,974
2016	18.353254	18.846079	2.69%	59,442
2015	18.602682	18.353254	-1.34%	69,295
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.549197	13.654718	29.44%	1,983
2019	8.256242	10.549197	27.77%	1,181
2018*	10.000000	8.256242	-17.44%	729
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	18.054224	20.068429	11.16%	7,507
2019	15.737216	18.054224	14.72%	11,919
2018	16.594322	15.737216	-5.17%	11,821
2017	14.849290	16.594322	11.75%	12,319
2016	14.261349	14.849290	4.12%	14,045
2015	14.465070	14.261349	-1.41%	13,638
2014	14.016322	14.465070	3.20%	13,257
2013	12.498349	14.016322	12.15%	16,325
2012	11.315439	12.498349	10.45%	16,197
2011	11.473634	11.315439	-1.38%	27,538
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.830988	21.401750	13.65%	36,444
2019	15.865851	18.830988	18.69%	44,179
2018	17.063195	15.865851	-7.02%	47,220
2017	14.812671	17.063195	15.19%	56,139
2016	14.123545	14.812671	4.88%	60,048
2015	14.333150	14.123545	-1.46%	65,845
2014	13.846720	14.333150	3.51%	70,442
2013	12.074272	13.846720	14.68%	74,692
2012	10.786367	12.074272	11.94%	70,922
2011	11.030144	10.786367	-2.21%	78,085
70

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	20.207770	23.334474	15.47%	54,232
2019	16.428287	20.207770	23.01%	55,721
2018	18.033917	16.428287	-8.90%	58,541
2017	15.092110	18.033917	19.49%	60,471
2016	14.325457	15.092110	5.35%	55,268
2015	14.533601	14.325457	-1.43%	60,769
2014	14.013978	14.533601	3.71%	71,852
2013	11.662690	14.013978	20.16%	68,551
2012	10.211709	11.662690	14.21%	71,921
2011	10.611150	10.211709	-3.76%	71,567
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.920329	16.813498	20.78%	47,778
2019	11.340395	13.920329	22.75%	51,038
2018	12.000170	11.340395	-5.50%	26,791
2017	10.449246	12.000170	14.84%	18,119
2016*	10.000000	10.449246	4.49%	1,832
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.025524	14.201094	28.80%	8,884
2019*	10.000000	11.025524	10.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.677155	5.759843	-33.62%	50,826
2019	7.988839	8.677155	8.62%	55,310
2018	10.737692	7.988839	-25.60%	63,462
2017	11.166692	10.737692	-3.84%	74,798
2016	8.456925	11.166692	32.04%	82,892
2015	10.790031	8.456925	-21.62%	76,367
2014	12.506725	10.790031	-13.73%	88,901
2013	10.186261	12.506725	22.78%	80,818
2012	9.834227	10.186261	3.58%	81,841
2011	10.488753	9.834227	-6.24%	93,426
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	33.246264	35.032807	5.37%	100,213
2019	26.401798	33.246264	25.92%	106,993
2018	29.145429	26.401798	-9.41%	113,641
2017	26.123686	29.145429	11.57%	130,293
2016	22.402720	26.123686	16.61%	151,391
2015	23.617524	22.402720	-5.14%	170,376
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
71

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.980147	15.940450	6.41%	730
2019	11.680070	14.980147	28.25%	462
2018	13.006311	11.680070	-10.20%	575
2017	11.277240	13.006311	15.33%	1,064
2016*	10.000000	11.277240	12.77%	573
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.972668	56.828853	42.17%	163,278
2019	30.120590	39.972668	32.71%	176,098
2018	30.541576	30.120590	-1.38%	199,053
2017	22.873806	30.541576	33.52%	218,170
2016	22.963644	22.873806	-0.39%	227,913
2015	21.689375	22.963644	5.88%	261,567
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	21.073225	21.393481	1.52%	36,361
2019	18.541246	21.073225	13.66%	45,769
2018	19.448875	18.541246	-4.67%	47,426
2017	18.365937	19.448875	5.90%	51,644
2016	16.236153	18.365937	13.12%	51,845
2015	17.057378	16.236153	-4.81%	53,912
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.414455	17.736377	8.05%	68,342
2019	15.145888	16.414455	8.38%	76,471
2018	15.412700	15.145888	-1.73%	96,628
2017	14.961518	15.412700	3.02%	88,376
2016	14.458342	14.961518	3.48%	91,155
2015	14.723060	14.458342	-1.80%	94,224
2014	14.076832	14.723060	4.59%	105,754
2013	14.507539	14.076832	-2.97%	112,393
2012	13.869193	14.507539	4.60%	153,732
2011	13.080146	13.869193	6.03%	143,405
72

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.356021	26.098567	16.74%	74,162
2019	18.325912	22.356021	21.99%	80,619
2018	21.709019	18.325912	-15.58%	85,756
2017	18.184854	21.709019	19.38%	96,641
2016	16.400061	18.184854	10.88%	100,705
2015	16.834960	16.400061	-2.58%	108,168
2014	16.029009	16.834960	5.03%	116,225
2013	11.911608	16.029009	34.57%	121,375
2012	10.496172	11.911608	13.49%	128,504
2011	11.886570	10.496172	-11.70%	138,603
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	24.809219	28.338045	14.22%	26,390
2019	19.647844	24.809219	26.27%	29,468
2018	23.342056	19.647844	-15.83%	33,679
2017	18.140118	23.342056	28.68%	37,974
2016	19.331387	18.140118	-6.16%	44,129
2015	18.887147	19.331387	2.35%	47,690
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.489446	10.591456	-7.82%	1,663
2019	9.448813	11.489446	21.60%	2,758
2018	10.213788	9.448813	-7.49%	1,610
2017*	10.000000	10.213788	2.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.766921	32.917213	6.99%	12,191
2019	23.165397	30.766921	32.81%	13,634
2018	28.335317	23.165397	-18.25%	17,111
2017	24.032790	28.335317	17.90%	18,446
2016	22.195518	24.032790	8.28%	20,058
2015	23.149550	22.195518	-4.12%	23,813
2014	21.938793	23.149550	5.52%	28,275
2013	17.005390	21.938793	29.01%	31,915
2012	13.528547	17.005390	25.70%	34,431
2011	15.006538	13.528547	-9.85%	37,730
73

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.632265	17.275850	10.51%	6,137
2019	13.187250	15.632265	18.54%	6,914
2018	14.758780	13.187250	-10.65%	7,714
2017	13.326193	14.758780	10.75%	12,025
2016	11.904886	13.326193	11.94%	13,535
2015	12.834741	11.904886	-7.24%	13,300
2014	12.618130	12.834741	1.72%	13,565
2013	10.308138	12.618130	22.41%	8,308
2012	9.037365	10.308138	14.06%	7,075
2011	9.280772	9.037365	-2.62%	9,689
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	19.082894	19.003920	-0.41%	45,252
2019	16.625311	19.082894	14.78%	52,280
2018	17.567362	16.625311	-5.36%	64,137
2017	16.195602	17.567362	8.47%	68,009
2016	14.361314	16.195602	12.77%	79,074
2015	15.623162	14.361314	-8.08%	83,961
2014	15.099934	15.623162	3.47%	99,177
2013	13.399766	15.099934	12.69%	95,531
2012	12.027382	13.399766	11.41%	82,200
2011	11.877684	12.027382	1.26%	77,737
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.867517	22.749163	4.03%	19,625
2019	17.499862	21.867517	24.96%	22,856
2018	20.310970	17.499862	-13.84%	26,323
2017	18.559345	20.310970	9.44%	40,885
2016	14.413956	18.559345	28.76%	41,828
2015	15.736753	14.413956	-8.41%	44,443
2014	15.821443	15.736753	-0.54%	48,673
2013	11.742187	15.821443	34.74%	51,449
2012	10.028976	11.742187	17.08%	46,369
2011	10.536498	10.028976	-4.82%	54,584
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.525381	14.516293	15.90%	8,397
2019	9.996062	12.525381	25.30%	8,555
2018	12.003921	9.996062	-16.73%	11,071
2017	8.644053	12.003921	38.87%	17,260
2016	7.441938	8.644053	16.15%	17,002
2015	9.359497	7.441938	-20.49%	15,239
2014*	10.000000	9.359497	-6.41%	14,928
74

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.128816	8.923851	-2.25%	6,327
2019	8.202653	9.128816	11.29%	6,180
2018	9.809133	8.202653	-16.38%	6,734
2017	8.499166	9.809133	15.41%	8,002
2016	8.018123	8.499166	6.00%	8,228
2015	8.670237	8.018123	-7.52%	9,964
2014*	10.000000	8.670237	-13.30%	14,681
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.890212	9.264835	-6.32%	22,591
2019	9.802891	9.890212	0.89%	24,207
2018	9.724087	9.802891	0.81%	27,547
2017	9.646188	9.724087	0.81%	39,382
2016	9.474770	9.646188	1.81%	44,726
2015	10.011105	9.474770	-5.36%	56,783
2014*	10.000000	10.011105	0.11%	58,545
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.311648	13.706766	2.97%	1,799
2019	12.024408	13.311648	10.71%	1,799
2018	12.709968	12.024408	-5.39%	1,976
2017	11.361304	12.709968	11.87%	4,902
2016	11.009778	11.361304	3.19%	4,257
2015	11.819801	11.009778	-6.85%	4,023
2014	11.497629	11.819801	2.80%	8,248
2013	10.236738	11.497629	12.32%	10,831
2012*	10.000000	10.236738	2.37%	4
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.136683	10.698815	5.55%	0
2019	9.418540	10.136683	7.62%	42
2018*	10.000000	9.418540	-5.81%	481
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.178944	10.810746	6.21%	0
2019	9.800822	10.178944	3.86%	0
2018	10.440240	9.800822	-6.12%	157
2017	10.181903	10.440240	2.54%	157
2016	10.344868	10.181903	-1.58%	12,377
2015	10.270057	10.344868	0.73%	15,736
2014	9.921960	10.270057	3.51%	0
2013*	10.000000	9.921960	-0.78%	0
75

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.059897	33.788663	40.44%	2,324
2019	17.831951	24.059897	34.93%	2,603
2018	18.761265	17.831951	-4.95%	3,108
2017	14.933293	18.761265	25.63%	3,365
2016	14.800424	14.933293	0.90%	2,505
2015	14.286411	14.800424	3.60%	2,932
2014	13.354435	14.286411	6.98%	5,466
2013	9.659049	13.354435	38.26%	2,960
2012*	10.000000	9.659049	-3.41%	3,556
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	41.949130	58.368712	39.14%	62,928
2019	30.435370	41.949130	37.83%	71,986
2018	32.769050	30.435370	-7.12%	81,831
2017	25.725611	32.769050	27.38%	89,009
2016	25.417636	25.725611	1.21%	99,270
2015	24.107756	25.417636	5.43%	101,291
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.682208	46.82%	4,984
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	29.444859	37.169435	26.23%	136,508
2019	22.591168	29.444859	30.34%	159,997
2018	26.311803	22.591168	-14.14%	174,298
2017	19.466241	26.311803	35.17%	187,581
2016	19.666042	19.466241	-1.02%	199,652
2015	19.130264	19.666042	2.80%	232,595
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.319197	11.575392	2.26%	4,286
2019	10.329178	11.319197	9.58%	4,406
2018	10.925137	10.329178	-5.45%	4,404
2017	10.394333	10.925137	5.11%	4,749
2016	9.865136	10.394333	5.36%	2,533
2015	10.205551	9.865136	-3.34%	17,459
2014	10.034213	10.205551	1.71%	19,645
2013	10.159260	10.034213	-1.23%	4,048
2012*	10.000000	10.159260	1.59%	4,839
76

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	35.854896	40.404587	12.69%	46,532
2019	27.448036	35.854896	30.63%	53,402
2018	30.131258	27.448036	-8.91%	67,375
2017	26.058960	30.131258	15.63%	76,052
2016	23.605694	26.058960	10.39%	83,955
2015	23.099421	23.605694	2.19%	90,197
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.953860	18.266413	7.74%	97
2019	13.709852	16.953860	23.66%	124
2018	15.682282	13.709852	-12.58%	117
2017	13.829740	15.682282	13.40%	19,083
2016	12.356679	13.829740	11.92%	19,215
2015	13.052854	12.356679	-5.33%	19,215
2014	12.669740	13.052854	3.02%	19,244
2013	9.972152	12.669740	27.05%	19,245
2012*	10.000000	9.972152	-0.28%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.637350	28.036132	18.61%	11,131
2019	18.897840	23.637350	25.08%	12,923
2018	21.309112	18.897840	-11.32%	15,599
2017	18.873632	21.309112	12.90%	24,249
2016	16.164751	18.873632	16.76%	26,017
2015	17.369183	16.164751	-6.93%	24,195
2014	15.690006	17.369183	10.70%	26,072
2013	11.250104	15.690006	39.47%	27,343
2012	9.641310	11.250104	16.69%	24,264
2011	9.968885	9.641310	-3.29%	24,253
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.174861	13.377476	19.71%	7,572
2019	8.830778	11.174861	26.54%	8,516
2018	11.099776	8.830778	-20.44%	3,745
2017	8.875693	11.099776	25.06%	3,355
2016	9.224626	8.875693	-3.78%	2,470
2015	9.046251	9.224626	1.97%	2,140
2014*	10.000000	9.046251	-9.54%	7,689
77

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	34.186562	38.502672	12.63%	12,631
2019	28.385068	34.186562	20.44%	12,183
2018	30.353468	28.385068	-6.48%	13,864
2017	25.948570	30.353468	16.98%	15,246
2016	26.927957	25.948570	-3.64%	18,247
2015	29.706959	26.927957	-9.35%	24,068
2014	31.706766	29.706959	-6.31%	36,398
2013	25.620439	31.706766	23.76%	40,304
2012	21.737636	25.620439	17.86%	42,813
2011	23.685706	21.737636	-8.22%	43,581
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.466868	32.996609	4.86%	14,300
2019	28.614173	31.466868	9.97%	14,193
2018	29.559325	28.614173	-3.20%	16,781
2017	28.016130	29.559325	5.51%	19,709
2016	24.380496	28.016130	14.91%	18,279
2015	26.366831	24.380496	-7.53%	15,501
2014	26.161791	26.366831	0.78%	14,488
2013	23.939285	26.161791	9.28%	24,854
2012	20.402867	23.939285	17.33%	7,569
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.486720	59.662778	47.36%	16,473
2019	29.677205	40.486720	36.42%	13,164
2018	30.026633	29.677205	-1.16%	12,435
2017	23.924819	30.026633	25.50%	12,286
2016	22.796053	23.924819	4.95%	12,174
2015	24.463597	22.796053	-6.82%	12,254
2014	22.931123	24.463597	6.68%	13,793
2013	17.844019	22.931123	28.51%	12,989
2012	15.888445	17.844019	12.31%	821
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.684551	11.650283	9.04%	3,083
2019	9.886182	10.684551	8.08%	1,288
2018	10.127013	9.886182	-2.38%	1,240
2017	9.907169	10.127013	2.22%	1,050
2016	9.799338	9.907169	1.10%	1,581
2015*	10.000000	9.799338	-2.01%	687
78

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	30.236365	41.576856	37.51%	140,576
2019	22.339911	30.236365	35.35%	155,708
2018	22.208052	22.339911	0.59%	167,711
2017	17.273094	22.208052	28.57%	183,505
2016	17.131909	17.273094	0.82%	190,398
2015	15.475140	17.131909	10.71%	205,220
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.739544	27.935481	49.07%	79,941
2019	13.083832	18.739544	43.23%	81,900
2018	13.110963	13.083832	-0.21%	84,060
2017	9.147736	13.110963	43.32%	78,499
2016	8.123926	9.147736	12.60%	73,538
2015	7.849611	8.123926	3.49%	88,300
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.688034	16.853969	14.75%	108,170
2019	11.721084	14.688034	25.31%	118,075
2018	13.966198	11.721084	-16.08%	126,573
2017	10.795546	13.966198	29.37%	145,726
2016	11.700067	10.795546	-7.73%	155,433
2015	12.972344	11.700067	-9.81%	167,650
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	35.066656	34.809206	-0.73%	15,369
2019	27.971239	35.066656	25.37%	21,118
2018	32.081353	27.971239	-12.81%	22,561
2017	28.512542	32.081353	12.52%	25,149
2016	25.135143	28.512542	13.44%	26,362
2015	26.107950	25.135143	-3.73%	28,005
2014	22.933695	26.107950	13.84%	28,451
2013	17.527195	22.933695	30.85%	27,968
2012	14.722599	17.527195	19.05%	24,480
2011	14.571140	14.722599	1.04%	19,985
79

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.636789	10.385654	-2.36%	7,855
2019	9.103525	10.636789	16.84%	7,179
2018	11.302782	9.103525	-19.46%	7,073
2017	8.940360	11.302782	26.42%	6,540
2016	7.484290	8.940360	19.46%	8,254
2015	9.466069	7.484290	-20.94%	299
2014*	10.000000	9.466069	-5.34%	8,999
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.766923	11.439333	6.25%	2,048
2019	10.042145	10.766923	7.22%	2,308
2018	10.259776	10.042145	-2.12%	2,389
2017	9.987667	10.259776	2.72%	1,013
2016*	10.000000	9.987667	-0.12%	51
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.124525	33.295579	43.98%	8,336
2019	16.550496	23.124525	39.72%	7,260
2018	17.028013	16.550496	-2.80%	7,114
2017	13.628261	17.028013	24.95%	6,822
2016	12.665066	13.628261	7.61%	7,353
2015	13.086728	12.665066	-3.22%	6,958
2014	14.304313	13.086728	-8.51%	6,483
2013	10.241840	14.304313	39.67%	9,143
2012*	10.000000	10.241840	2.42%	897
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	25.025499	25.547330	2.09%	40,706
2019	19.538746	25.025499	28.08%	45,953
2018	22.039911	19.538746	-11.35%	59,442
2017	18.989918	22.039911	16.06%	67,246
2016	16.875774	18.989918	12.53%	72,750
2015	17.224346	16.875774	-2.02%	76,024
2014	15.803595	17.224346	8.99%	80,447
2013	11.784529	15.803595	34.10%	83,324
2012	10.282757	11.784529	14.60%	88,566
2011	10.445607	10.282757	-1.56%	97,714
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.872683	12.419913	14.23%	1,735
2019*	10.000000	10.872683	8.73%	595
80

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.747468	27.043156	18.88%	22,457
2019	18.304732	22.747468	24.27%	28,926
2018	20.503262	18.304732	-10.72%	29,578
2017	16.346588	20.503262	25.43%	39,225
2016	15.916511	16.346588	2.70%	41,818
2015	15.136871	15.916511	5.15%	38,182
2014	15.133806	15.136871	0.02%	20,276
2013	11.989006	15.133806	26.23%	24,357
2012	10.456746	11.989006	14.65%	14,408
2011	10.764126	10.456746	-2.86%	10,554
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.340369	33.40%	470
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.653256	36.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.401712	16.420302	6.61%	8,825
2019	14.044915	15.401712	9.66%	9,117
2018	14.295080	14.044915	-1.75%	7,153
2017	13.604315	14.295080	5.08%	7,226
2016	12.963045	13.604315	4.95%	11,053
2015	13.193124	12.963045	-1.74%	9,449
2014	12.368317	13.193124	6.67%	11,030
2013	12.545648	12.368317	-1.41%	12,270
2012	11.591270	12.545648	8.23%	13,099
2011	11.093339	11.591270	4.49%	13,936
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	53.631219	55.982431	4.38%	1,126
2019	47.463285	53.631219	13.00%	1,411
2018	51.576194	47.463285	-7.97%	1,819
2017	47.532858	51.576194	8.51%	2,012
2016	43.471810	47.532858	9.34%	2,464
2015	44.451225	43.471810	-2.20%	3,026
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.009370	11.706752	-2.52%	3,878
2019	9.496529	12.009370	26.46%	4,843
2018	10.425208	9.496529	-8.91%	7,846
2017	9.365958	10.425208	11.31%	5,317
2016	8.237002	9.365958	13.71%	5,821
2015*	10.000000	8.237002	-17.63%	0
81

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.700388	35.404137	49.38%	33,236
2019	17.997861	23.700388	31.68%	37,845
2018	21.784338	17.997861	-17.38%	41,187
2017	17.512464	21.784338	24.39%	48,456
2016	18.090568	17.512464	-3.20%	58,044
2015	18.382087	18.090568	-1.59%	68,805
2014	18.775823	18.382087	-2.10%	80,804
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.680328	22.906664	10.77%	100,031
2019	17.312382	20.680328	19.45%	113,963
2018	18.423322	17.312382	-6.03%	116,492
2017	16.087041	18.423322	14.52%	111,611
2016	14.922505	16.087041	7.80%	102,243
2015	14.941432	14.922505	-0.13%	100,338
2014	14.389503	14.941432	3.84%	109,123
2013	11.801550	14.389503	21.93%	101,883
2012	10.312373	11.801550	14.44%	68,044
2011	10.330858	10.312373	-0.18%	66,479
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.929420	13.964353	8.00%	33,153
2019	11.995642	12.929420	7.78%	20,036
2018	12.261405	11.995642	-2.17%	17,249
2017	12.011635	12.261405	2.08%	18,566
2016	11.831287	12.011635	1.52%	24,913
2015	11.990578	11.831287	-1.33%	31,503
2014	11.548990	11.990578	3.82%	38,007
2013	11.985942	11.548990	-3.65%	42,868
2012	11.546118	11.985942	3.81%	41,560
2011	11.042165	11.546118	4.56%	43,894
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.519457	32.792769	28.50%	30,397
2019	19.144916	25.519457	33.30%	32,136
2018	21.372909	19.144916	-10.42%	41,314
2017	16.500312	21.372909	29.53%	40,404
2016	16.652152	16.500312	-0.91%	37,309
2015	15.803355	16.652152	5.37%	39,802
2014	15.691090	15.803355	0.72%	41,317
2013	12.333180	15.691090	27.23%	44,915
2012	10.214607	12.333180	20.74%	50,595
2011	11.388162	10.214607	-10.31%	53,942
82

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.454025	41.134481	49.83%	49,185
2019	21.306490	27.454025	28.85%	59,311
2018	21.687148	21.306490	-1.76%	61,952
2017	17.158194	21.687148	26.40%	63,918
2016	15.906781	17.158194	7.87%	66,676
2015	15.112403	15.906781	5.26%	77,721
2014	14.139854	15.112403	6.88%	98,551
2013	11.030803	14.139854	28.19%	102,322
2012	9.500514	11.030803	16.11%	107,483
2011	10.078460	9.500514	-5.73%	108,187
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.805729	24.386271	11.83%	28,877
2019	17.544992	21.805729	24.28%	37,927
2018	18.137530	17.544992	-3.27%	36,629
2017	15.040732	18.137530	20.59%	42,108
2016	13.689746	15.040732	9.87%	39,197
2015	13.693207	13.689746	-0.03%	38,623
2014	12.560847	13.693207	9.01%	42,406
2013	9.551526	12.560847	31.51%	40,455
2012	8.250277	9.551526	15.77%	34,703
2011	8.532609	8.250277	-3.31%	33,525
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.577240	22.206293	2.92%	27,543
2019	19.984906	21.577240	7.97%	29,931
2018	20.693670	19.984906	-3.43%	32,979
2017	19.677345	20.693670	5.16%	36,976
2016	18.312203	19.677345	7.45%	38,451
2015	19.066962	18.312203	-3.96%	48,553
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	33.151088	36.181319	9.14%	153,574
2019	25.922705	33.151088	27.88%	164,495
2018	26.213418	25.922705	-1.11%	184,977
2017	21.990884	26.213418	19.20%	192,385
2016	19.961400	21.990884	10.17%	210,787
2015	19.996369	19.961400	-0.17%	226,463
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
83

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.505378	30.239828	2.49%	44,088
2019	23.433552	29.505378	25.91%	46,625
2018	25.549575	23.433552	-8.28%	50,892
2017	21.893049	25.549575	16.70%	55,443
2016	18.777193	21.893049	16.59%	62,533
2015	20.262355	18.777193	-7.33%	69,267
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.179020	13.797206	13.29%	336
2019	10.713363	12.179020	13.68%	317
2018	11.835780	10.713363	-9.48%	680
2017	10.104432	11.835780	17.13%	383
2016*	10.000000	10.104432	1.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.380163	19.347829	11.32%	40,895
2019	14.176690	17.380163	22.60%	47,314
2018	16.061092	14.176690	-11.73%	44,597
2017	13.555436	16.061092	18.48%	40,065
2016	12.647970	13.555436	7.17%	46,662
2015	13.016941	12.647970	-2.83%	40,218
2014	12.595318	13.016941	3.35%	39,299
2013	9.836152	12.595318	28.05%	38,414
2012	8.562658	9.836152	14.87%	33,491
2011	9.247549	8.562658	-7.41%	30,572
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.597048	16.918660	8.47%	20,579
2019	13.574310	15.597048	14.90%	8,721
2018	14.638635	13.574310	-7.27%	13,697
2017	13.209118	14.638635	10.82%	19,825
2016	12.586810	13.209118	4.94%	24,939
2015	12.863060	12.586810	-2.15%	29,601
2014	12.470220	12.863060	3.15%	17,941
2013	10.997048	12.470220	13.40%	17,764
2012	10.012205	10.997048	9.84%	20,630
2011	10.261354	10.012205	-2.43%	16,143
84

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.797159	18.517318	10.24%	19,335
2019	14.125026	16.797159	18.92%	18,762
2018	15.552016	14.125026	-9.18%	18,891
2017	13.578369	15.552016	14.54%	26,795
2016	12.792368	13.578369	6.14%	24,341
2015	13.108816	12.792368	-2.41%	36,425
2014	12.659918	13.108816	3.55%	39,339
2013	10.557671	12.659918	19.91%	50,793
2012	9.393792	10.557671	12.39%	46,181
2011	9.837220	9.393792	-4.51%	43,898
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.660045	14.535569	6.41%	30,079
2019	12.480269	13.660045	9.45%	14,366
2018	12.957393	12.480269	-3.68%	17,182
2017	12.317902	12.957393	5.19%	20,228
2016	11.905348	12.317902	3.47%	21,430
2015	12.126755	11.905348	-1.83%	17,854
2014	11.865739	12.126755	2.20%	14,416
2013	11.433714	11.865739	3.78%	24,783
2012	10.754709	11.433714	6.31%	29,669
2011	10.722785	10.754709	0.30%	13,238
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.733257	13.228097	3.89%	1,532
2019	11.308364	12.733257	12.60%	1,532
2018	12.297157	11.308364	-8.04%	0
2017	10.833846	12.297157	13.51%	2,173
2016	10.377394	10.833846	4.40%	0
2015	10.963582	10.377394	-5.35%	0
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.246691	14.065131	6.18%	4,812
2019	11.605074	13.246691	14.15%	4,395
2018	12.628059	11.605074	-8.10%	4,322
2017	10.839641	12.628059	16.50%	4,062
2016	10.318836	10.839641	5.05%	6,283
2015	10.968496	10.318836	-5.92%	5,330
2014	10.979220	10.968496	-0.10%	4,720
2013*	10.000000	10.979220	9.79%	0
85

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.249918	17.789106	9.47%	87,418
2019	13.907257	16.249918	16.84%	95,453
2018	15.135358	13.907257	-8.11%	93,163
2017	13.427537	15.135358	12.72%	103,972
2016	12.719304	13.427537	5.57%	135,319
2015	12.999321	12.719304	-2.15%	127,897
2014	12.569469	12.999321	3.42%	121,630
2013	10.788427	12.569469	16.51%	113,323
2012	9.707840	10.788427	11.13%	83,335
2011	10.050033	9.707840	-3.40%	79,680
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.073390	18.955768	11.03%	59,693
2019	14.123487	17.073390	20.89%	61,888
2018	15.781186	14.123487	-10.50%	74,930
2017	13.514290	15.781186	16.77%	86,498
2016	12.700082	13.514290	6.41%	94,700
2015	13.037904	12.700082	-2.59%	106,556
2014	12.607773	13.037904	3.41%	85,648
2013	10.257738	12.607773	22.91%	79,489
2012	9.051808	10.257738	13.32%	80,575
2011	9.600776	9.051808	-5.72%	67,970
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.049656	16.231886	7.86%	16,485
2019	13.313071	15.049656	13.04%	16,772
2018	14.135255	13.313071	-5.82%	17,931
2017	13.006302	14.135255	8.68%	19,774
2016	12.406458	13.006302	4.83%	20,577
2015	12.679500	12.406458	-2.15%	31,300
2014	12.317687	12.679500	2.94%	41,723
2013	11.196381	12.317687	10.01%	38,667
2012	10.287903	11.196381	8.83%	28,274
2011	10.430294	10.287903	-1.37%	50,089
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.090859	16.738142	4.02%	10,938
2019	14.463792	16.090859	11.25%	12,003
2018	17.347265	14.463792	-16.62%	14,572
2017	14.292667	17.347265	21.37%	21,418
2016	14.291805	14.292667	0.01%	15,781
2015	15.037665	14.291805	-4.96%	19,391
2014	16.553514	15.037665	-9.16%	23,019
2013	13.937028	16.553514	18.77%	23,738
2012	11.786443	13.937028	18.25%	25,704
2011	13.608361	11.786443	-13.39%	32,573
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.754884	17.55%	30,748
86

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.272380	15.105148	5.83%	12,470
2019	13.246469	14.272380	7.74%	14,839
2018	13.451009	13.246469	-1.52%	17,782
2017	13.027419	13.451009	3.25%	17,200
2016	12.503461	13.027419	4.19%	19,730
2015	12.734242	12.503461	-1.81%	20,095
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.770375	15.928451	7.84%	9,378
2019	13.627303	14.770375	8.39%	5,289
2018	13.982939	13.627303	-2.54%	5,907
2017	13.624809	13.982939	2.63%	4,133
2016	13.331216	13.624809	2.20%	4,556
2015	13.549573	13.331216	-1.61%	4,930
2014	13.062618	13.549573	3.73%	8,843
2013	13.484158	13.062618	-3.13%	8,997
2012	12.728494	13.484158	5.94%	12,814
2011	12.135789	12.728494	4.88%	16,648
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.655576	10.932732	2.60%	4,056
2019	10.108369	10.655576	5.41%	3,721
2018*	10.000000	10.108369	1.08%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.906393	30.149107	12.05%	28,482
2019	22.128211	26.906393	21.59%	31,646
2018	27.094833	22.128211	-18.33%	36,519
2017	19.360227	27.094833	39.95%	44,232
2016	18.172653	19.360227	6.53%	48,582
2015	21.873713	18.172653	-16.92%	53,769
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.928061	28.233861	4.85%	21,319
2019	23.729666	26.928061	13.48%	30,162
2018	24.736913	23.729666	-4.07%	33,978
2017	23.428259	24.736913	5.59%	40,811
2016	20.750615	23.428259	12.90%	41,701
2015	21.543104	20.750615	-3.68%	40,312
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
87

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.261035	18.109557	4.92%	126,410
2019	16.423223	17.261035	5.10%	138,040
2018	16.614865	16.423223	-1.15%	143,861
2017	16.456161	16.614865	0.96%	156,732
2016	16.516199	16.456161	-0.36%	169,905
2015	16.718075	16.516199	-1.21%	196,407
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.261748	11.164980	-0.86%	372,446
2019	11.187708	11.261748	0.66%	324,766
2018	11.157658	11.187708	0.27%	242,900
2017	11.234064	11.157658	-0.68%	252,210
2016	11.357805	11.234064	-1.09%	251,425
2015	11.484127	11.357805	-1.10%	264,831
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.989369	18.138013	6.76%	31,904
2019	14.420900	16.989369	17.81%	33,420
2018	17.061563	14.420900	-15.48%	44,247
2017	13.535003	17.061563	26.06%	45,467
2016	13.567247	13.535003	-0.24%	53,632
2015	14.150744	13.567247	-4.12%	53,539
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.169746	12.893682	5.95%	6,349
2019	10.152554	12.169746	19.87%	6,091
2018	11.954935	10.152554	-15.08%	5,965
2017	9.712265	11.954935	23.09%	6,614
2016	9.768907	9.712265	-0.58%	7,777
2015	10.016679	9.768907	-2.47%	9,793
2014	10.796117	10.016679	-7.22%	9,929
2013	9.020778	10.796117	19.68%	9,340
2012	7.716089	9.020778	16.91%	8,088
2011	8.952007	7.716089	-13.81%	9,676
88

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.226575	30.378171	11.58%	159,993
2019	22.249205	27.226575	22.37%	159,527
2018	24.683720	22.249205	-9.86%	164,606
2017	21.073733	24.683720	17.13%	163,746
2016	19.464622	21.073733	8.27%	182,039
2015	19.879528	19.464622	-2.09%	192,859
2014	19.146128	19.879528	3.83%	202,446
2013	15.213695	19.146128	25.85%	224,218
2012	13.272544	15.213695	14.63%	231,177
2011	13.969022	13.272544	-4.99%	242,048
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.246939	20.825714	8.20%	16,410
2019	16.872551	19.246939	14.07%	16,767
2018	17.930780	16.872551	-5.90%	19,222
2017	16.313819	17.930780	9.91%	18,111
2016	15.516816	16.313819	5.14%	16,891
2015	15.716696	15.516816	-1.27%	16,428
2014	15.194780	15.716696	3.43%	16,743
2013	13.545432	15.194780	12.18%	9,861
2012	12.521179	13.545432	8.18%	5,387
2011	12.549129	12.521179	-0.22%	3,926
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.446519	25.882878	10.39%	8,363
2019	19.765882	23.446519	18.62%	8,226
2018	21.369674	19.765882	-7.50%	7,856
2017	18.819759	21.369674	13.55%	7,053
2016	17.661632	18.819759	6.56%	7,814
2015	17.953561	17.661632	-1.63%	6,006
2014	17.253971	17.953561	4.05%	6,318
2013	14.599701	17.253971	18.18%	2,513
2012	13.151411	14.599701	11.01%	2,044
2011	13.422987	13.151411	-2.02%	1,564
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.361360	17.267981	5.54%	55,366
2019	15.103527	16.361360	8.33%	65,550
2018	15.552901	15.103527	-2.89%	62,090
2017	14.879855	15.552901	4.52%	67,903
2016	14.429674	14.879855	3.12%	60,864
2015	14.551629	14.429674	-0.84%	59,762
2014	14.162503	14.551629	2.75%	49,199
2013	13.660004	14.162503	3.68%	51,328
2012	13.132595	13.660004	4.02%	53,945
2011	12.900263	13.132595	1.80%	47,865
89

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.730010	13.164106	3.41%	205
2019	11.390975	12.730010	11.76%	137
2018	12.204959	11.390975	-6.67%	114
2017	10.821929	12.204959	12.78%	981
2016	10.351156	10.821929	4.55%	4,399
2015	10.816879	10.351156	-4.31%	3,460
2014	10.675022	10.816879	1.33%	2,570
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.329647	14.017236	5.16%	5,141
2019	11.694670	13.329647	13.98%	4,251
2018	12.587532	11.694670	-7.09%	4,348
2017	10.881368	12.587532	15.68%	4,010
2016	10.287043	10.881368	5.78%	6,065
2015	10.829782	10.287043	-5.01%	5,406
2014	10.763622	10.829782	0.61%	4,773
2013*	10.000000	10.763622	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.561788	24.621852	9.13%	420,655
2019	19.374692	22.561788	16.45%	471,441
2018	20.771161	19.374692	-6.72%	494,252
2017	18.597486	20.771161	11.69%	515,290
2016	17.550186	18.597486	5.97%	539,695
2015	17.804974	17.550186	-1.43%	604,385
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.612590	28.453806	11.09%	397,625
2019	21.257382	25.612590	20.49%	466,438
2018	23.295040	21.257382	-8.75%	495,230
2017	20.186581	23.295040	15.40%	512,692
2016	18.814739	20.186581	7.29%	550,382
2015	19.163863	18.814739	-1.82%	558,569
2014	18.461854	19.163863	3.80%	594,891
2013	15.253747	18.461854	21.03%	620,211
2012	13.558173	15.253747	12.51%	636,341
2011	14.006517	13.558173	-3.20%	695,075
90

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.633835	21.078575	7.36%	113,549
2019	17.493540	19.633835	12.23%	109,495
2018	18.374897	17.493540	-4.80%	115,803
2017	17.011724	18.374897	8.01%	133,843
2016	16.272423	17.011724	4.54%	138,587
2015	16.458434	16.272423	-1.13%	145,749
2014	15.888469	16.458434	3.59%	157,394
2013	14.539279	15.888469	9.28%	177,397
2012	13.607350	14.539279	6.85%	202,066
2011	13.480344	13.607350	0.94%	211,129
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.487774	11.111390	5.95%	0
2019*	10.000000	10.487774	4.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.789045	12.352026	14.49%	0
2019*	10.000000	10.789045	7.89%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.544457	31.579221	28.66%	51,172
2019	19.012857	24.544457	29.09%	64,266
2018	19.835842	19.012857	-4.15%	71,110
2017	15.403372	19.835842	28.78%	74,079
2016	15.240497	15.403372	1.07%	83,086
2015	14.898344	15.240497	2.30%	95,805
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.303027	14.089721	5.91%	59
2019	11.306198	13.303027	17.66%	56
2018	12.011658	11.306198	-5.87%	0
2017	10.331415	12.011658	16.26%	0
2016	9.623454	10.331415	7.36%	0
2015	9.954174	9.623454	-3.32%	191
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.307465	16.195963	5.80%	35
2019	12.688442	15.307465	20.64%	35
2018	13.169443	12.688442	-3.65%	0
2017	10.941570	13.169443	20.36%	2,454
2016	10.053109	10.941570	8.84%	2,454
2015	10.150561	10.053109	-0.96%	2,454
2014*	10.000000	10.150561	1.51%	0
91

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.055446	48.277014	17.59%	367,957
2019	30.165162	41.055446	36.10%	411,406
2018	30.895777	30.165162	-2.36%	456,570
2017	24.536798	30.895777	25.92%	503,494
2016	23.939393	24.536798	2.50%	554,544
2015	23.032617	23.939393	3.94%	551,842
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.455656	31.574081	0.38%	113,389
2019	25.052898	31.455656	25.56%	127,060
2018	27.945614	25.052898	-10.35%	138,598
2017	25.999966	27.945614	7.48%	145,631
2016	21.827192	25.999966	19.12%	160,172
2015	23.055706	21.827192	-5.33%	182,235
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.815562	18.16%	26,651
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.810976	18.11%	1,453
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	64.517889	72.176593	11.87%	41,162
2019	51.917818	64.517889	24.27%	46,172
2018	59.242828	51.917818	-12.36%	50,743
2017	51.736370	59.242828	14.51%	58,052
2016	43.487048	51.736370	18.97%	62,938
2015	45.114025	43.487048	-3.61%	71,152
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
92

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.389363	22.867302	-2.23%	58,289
2019	19.095887	23.389363	22.48%	66,051
2018	22.234488	19.095887	-14.12%	67,201
2017	19.748185	22.234488	12.59%	73,319
2016	16.979858	19.748185	16.30%	86,308
2015	17.678860	16.979858	-3.95%	89,340
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	36.995984	51.549767	39.34%	19,757
2019	27.563757	36.995984	34.22%	19,374
2018	30.275958	27.563757	-8.96%	22,112
2017	24.504030	30.275958	23.56%	29,422
2016	22.876006	24.504030	7.12%	33,059
2015	22.956853	22.876006	-0.35%	38,544
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	67.167712	69.851464	4.00%	30,067
2019	57.070912	67.167712	17.69%	31,781
2018	69.490204	57.070912	-17.87%	33,681
2017	64.422196	69.490204	7.87%	39,646
2016	51.723508	64.422196	24.55%	43,275
2015	55.650339	51.723508	-7.06%	46,448
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	61.026660	74.049614	21.34%	45,358
2019	49.109695	61.026660	24.27%	54,438
2018	56.840324	49.109695	-13.60%	58,750
2017	50.640580	56.840324	12.24%	62,100
2016	41.684743	50.640580	21.48%	69,333
2015	42.849059	41.684743	-2.72%	74,543
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
93

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.840649	24.527239	12.30%	59,653
2019	17.243122	21.840649	26.66%	65,346
2018	18.308485	17.243122	-5.82%	72,382
2017	14.826494	18.308485	23.48%	100,317
2016	13.196000	14.826494	12.36%	117,453
2015	13.488407	13.196000	-2.17%	130,183
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.189446	18.157009	12.15%	0
2019	12.780045	16.189446	26.68%	0
2018	13.604204	12.780045	-6.06%	0
2017	11.025242	13.604204	23.39%	205
2016*	10.000000	11.025242	10.25%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.603234	25.341298	12.11%	12,897
2019	18.137520	22.603234	24.62%	13,491
2018	19.467689	18.137520	-6.83%	17,175
2017	16.594056	19.467689	17.32%	18,132
2016	15.237335	16.594056	8.90%	21,442
2015	15.456864	15.237335	-1.42%	26,838
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.809414	17.600518	-6.43%	109,500
2019	14.551087	18.809414	29.26%	124,641
2018	15.314543	14.551087	-4.99%	136,310
2017	14.539750	15.314543	5.33%	152,107
2016	13.694685	14.539750	6.17%	164,111
2015	14.630830	13.694685	-6.40%	187,969
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	21.030986	24.512624	16.55%	34,833
2019	16.252645	21.030986	29.40%	33,478
2018	17.276337	16.252645	-5.93%	30,835
2017	14.409611	17.276337	19.89%	31,052
2016	13.078957	14.409611	10.17%	20,560
2015	13.100903	13.078957	-0.17%	13,063
2014	11.714667	13.100903	11.83%	10,198
2013*	10.000000	11.714667	17.15%	2,837
94

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.012710	11.200018	1.70%	36,213
2019	10.697945	11.012710	2.94%	32,206
2018	10.729568	10.697945	-0.29%	32,076
2017	10.679925	10.729568	0.46%	16,572
2016	10.535869	10.679925	1.37%	5,349
2015	10.689508	10.535869	-1.44%	9,285
2014	10.755282	10.689508	-0.61%	6,278
2013	10.863450	10.755282	-1.00%	10,624
2012	10.610693	10.863450	2.38%	21,786
2011	10.590916	10.610693	0.19%	21,391
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.909309	21.134006	18.01%	6,601
2019	14.491430	17.909309	23.59%	6,007
2018	16.528393	14.491430	-12.32%	4,122
2017	14.636167	16.528393	12.93%	3,449
2016	12.243257	14.636167	19.54%	3,153
2015	13.014799	12.243257	-5.93%	3,137
2014	12.586668	13.014799	3.40%	7,381
2013*	10.000000	12.586668	25.87%	1,178
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.564427	39.089456	59.13%	109,682
2019	18.096084	24.564427	35.74%	128,218
2018	19.644341	18.096084	-7.88%	139,618
2017	15.549194	19.644341	26.34%	154,033
2016	14.766924	15.549194	5.30%	176,481
2015	14.958847	14.766924	-1.28%	194,519
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.726157	20.347664	38.17%	696
2019	11.239279	14.726157	31.02%	621
2018	12.162631	11.239279	-7.59%	597
2017	9.872543	12.162631	23.20%	568
2016	9.583233	9.872543	3.02%	612
2015*	10.000000	9.583233	-4.17%	1,367
95

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	11.020849	11.276513	2.32%	18,046
2019	10.747197	11.020849	2.55%	19,418
2018	10.757568	10.747197	-0.10%	22,323
2017	10.780810	10.757568	-0.22%	24,859
2016	10.769079	10.780810	0.11%	27,276
2015	10.868883	10.769079	-0.92%	28,229
2014	10.923143	10.868883	-0.50%	36,655
2013	10.976931	10.923143	-0.49%	39,747
2012	10.610673	10.976931	3.45%	45,209
2011	10.697467	10.610673	-0.81%	46,209
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.729085	36.336274	18.25%	7,829
2019	24.681931	30.729085	24.50%	11,833
2018	26.473843	24.681931	-6.77%	14,037
2017	22.602044	26.473843	17.13%	15,007
2016	20.801312	22.602044	8.66%	15,283
2015	21.130639	20.801312	-1.56%	15,843
2014	19.356140	21.130639	9.17%	25,500
2013	14.223032	19.356140	36.09%	27,084
2012	12.958772	14.223032	9.76%	20,274
2011	13.519055	12.958772	-4.14%	25,337
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.161865	12.979248	6.72%	7,631
2019	11.004779	12.161865	10.51%	7,970
2018	11.768898	11.004779	-6.49%	12,540
2017	10.495321	11.768898	12.13%	13,005
2016	9.398813	10.495321	11.67%	14,467
2015	10.464843	9.398813	-10.19%	16,980
2014	10.533324	10.464843	-0.65%	26,188
2013	10.638843	10.533324	-0.99%	21,800
2012*	10.000000	10.638843	6.39%	8,033
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.170684	12.828797	5.41%	4,180
2019	10.733343	12.170684	13.39%	3,289
2018	11.403657	10.733343	-5.88%	5,002
2017	10.502942	11.403657	8.58%	5,266
2016	9.380040	10.502942	11.97%	2,870
2015	9.714124	9.380040	-3.44%	27
2014*	10.000000	9.714124	-2.86%	970
96

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.363338	13.531054	9.44%	4,167
2019	11.692043	12.363338	5.74%	4,737
2018	12.324856	11.692043	-5.13%	5,062
2017	11.253531	12.324856	9.52%	2,911
2016	11.057315	11.253531	1.77%	3,901
2015	12.044545	11.057315	-8.20%	3,646
2014	12.141970	12.044545	-0.80%	3,525
2013	13.139916	12.141970	-7.59%	3,263
2012	12.625815	13.139916	4.07%	6,277
2011	11.774859	12.625815	7.23%	10,473
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.870933	12.079607	1.76%	52,250
2019	11.549777	11.870933	2.78%	55,372
2018	11.651319	11.549777	-0.87%	61,174
2017	11.634861	11.651319	0.14%	66,946
2016	11.612368	11.634861	0.19%	71,415
2015	11.717057	11.612368	-0.89%	74,650
2014	11.759392	11.717057	-0.36%	77,325
2013	11.917865	11.759392	-1.33%	82,352
2012	11.395491	11.917865	4.58%	66,487
2011	11.406927	11.395491	-0.10%	49,343
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.440656	10.546823	1.02%	26,089
2019	10.279620	10.440656	1.57%	3,331
2018	10.248333	10.279620	0.31%	40,988
2017	10.128515	10.248333	1.18%	21,183
2016*	10.000000	10.128515	1.29%	14,376
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.886955	12.759129	7.34%	34,418
2019	11.103431	11.886955	7.06%	31,894
2018	11.299359	11.103431	-1.73%	35,486
2017	10.899642	11.299359	3.67%	51,824
2016	10.742984	10.899642	1.46%	50,107
2015	10.826136	10.742984	-0.77%	47,844
2014	10.508603	10.826136	3.02%	45,615
2013	10.848202	10.508603	-3.13%	55,335
2012	10.017458	10.848202	8.29%	32,741
2011*	10.000000	10.017458	0.17%	9,835
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.205998	13.531844	10.86%	22
2019	9.861335	12.205998	23.78%	0
2018	12.327973	9.861335	-20.01%	0
2017	9.847252	12.327973	25.19%	0
2016*	10.000000	9.847252	-1.53%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.522052	35.22%	0
97

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.919897	29.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.275454	57.883267	27.85%	31,736
2019	35.589699	45.275454	27.22%	36,671
2018	35.681824	35.589699	-0.26%	41,408
2017	28.339064	35.681824	25.91%	52,794
2016	32.092302	28.339064	-11.70%	47,703
2015	28.851376	32.092302	11.23%	56,422
2014	22.230843	28.851376	29.78%	53,378
2013	14.934298	22.230843	48.86%	49,282
2012	11.527357	14.934298	29.56%	25,001
2011	10.558722	11.527357	9.17%	9,647
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	72.764406	84.377438	15.96%	3,641
2019	56.336924	72.764406	29.16%	4,466
2018	74.453582	56.336924	-24.33%	5,570
2017	49.842275	74.453582	49.38%	6,744
2016	50.343465	49.842275	-1.00%	6,179
2015	59.184888	50.343465	-14.94%	13,424
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.920677	6.958006	17.52%	16,632
2019	5.366877	5.920677	10.32%	17,200
2018	7.581892	5.366877	-29.21%	19,493
2017	7.820159	7.581892	-3.05%	25,928
2016	5.513376	7.820159	41.84%	26,303
2015	8.399050	5.513376	-34.36%	15,873
2014	10.529677	8.399050	-20.23%	23,691
2013	9.652965	10.529677	9.08%	10,489
2012*	10.000000	9.652965	-3.47%	10,800
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	29.096111	34.275743	17.80%	1,696
2019	26.298422	29.096111	10.64%	1,932
2018	37.077128	26.298422	-29.07%	2,600
2017	38.135960	37.077128	-2.78%	2,826
2016	26.831055	38.135960	42.13%	3,023
2015	40.764212	26.831055	-34.18%	5,413
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
98

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.809124	10.524594	-2.63%	425
2019*	10.000000	10.809124	8.09%	544
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.580186	58.643857	56.05%	11,532
2019	30.440104	37.580186	23.46%	10,091
2018	30.382837	30.440104	0.19%	12,880
2017	24.408256	30.382837	24.48%	18,308
2016	22.904629	24.408256	6.56%	17,016
2015	23.846769	22.904629	-3.95%	15,986
2014	24.573406	23.846769	-2.96%	15,083
2013	16.539022	24.573406	48.58%	15,831
2012	15.503117	16.539022	6.68%	7,372
2011	16.430457	15.503117	-5.64%	5,569
99

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.097471	13.507480	3.13%	0
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.764041	33.207287	1.35%	0
2019	27.784030	32.764041	17.92%	0
2018	33.354678	27.784030	-16.70%	0
2017	30.051069	33.354678	10.99%	0
2016	24.483675	30.051069	22.74%	0
2015	26.397570	24.483675	-7.25%	0
2014	24.636453	26.397570	7.15%	0
2013	18.199975	24.636453	35.37%	0
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.512281	14.559092	7.75%	0
2019	12.615844	13.512281	7.11%	0
2018	13.200773	12.615844	-4.43%	0
2017	12.946281	13.200773	1.97%	0
2016	12.609643	12.946281	2.67%	0
2015	13.145664	12.609643	-4.08%	0
2014	12.939239	13.145664	1.60%	0
2013	14.375290	12.939239	-9.99%	0
2012	13.611707	14.375290	5.61%	0
2011	12.384804	13.611707	9.91%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	29.192827	32.101580	9.96%	0
2019	23.947295	29.192827	21.90%	0
2018	26.147039	23.947295	-8.41%	0
2017	22.064198	26.147039	18.50%	0
2016	19.767858	22.064198	11.62%	0
2015	21.296525	19.767858	-7.18%	0
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
100

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.113655	26.989030	-0.46%	0
2019	21.346035	27.113655	27.02%	0
2018	24.902750	21.346035	-14.28%	0
2017	22.668395	24.902750	9.86%	0
2016	18.759978	22.668395	20.83%	0
2015	19.352003	18.759978	-3.06%	0
2014	16.900973	19.352003	14.50%	0
2013	13.207044	16.900973	27.97%	0
2012	11.544189	13.207044	14.40%	0
2011	11.819444	11.544189	-2.33%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	20.989821	27.344792	173.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.596984	12.205428	5.25%	0
2019	10.265802	11.596984	12.97%	0
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.476434	11.183838	6.75%	0
2019	9.759481	10.476434	7.35%	0
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.545462	14.816200	1.86%	0
2019	11.603125	14.545462	25.36%	0
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.591165	20.883788	18.72%	0
2019	15.189333	17.591165	15.81%	0
2018	16.712206	15.189333	-9.11%	0
2017	14.943288	16.712206	11.84%	0
2016	14.636371	14.943288	2.10%	0
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
101

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	0
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.641343	36.605800	8.81%	0
2019	27.988651	33.641343	20.20%	0
2018	31.267371	27.988651	-10.49%	0
2017	28.282460	31.267371	10.55%	0
2016	22.871418	28.282460	23.66%	0
2015	23.809805	22.871418	-3.94%	0
2014	23.029788	23.809805	3.39%	0
2013	16.640715	23.029788	38.39%	0
2012	14.619211	16.640715	13.83%	0
2011	14.780793	14.619211	-1.09%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	32.724395	37.980334	16.06%	0
2019	25.363876	32.724395	29.02%	0
2018	27.045498	25.363876	-6.22%	0
2017	22.624598	27.045498	19.54%	0
2016	20.592346	22.624598	9.87%	0
2015	20.708562	20.592346	-0.56%	0
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.677424	31.351165	22.10%	0
2019	19.431681	25.677424	32.14%	0
2018	20.669420	19.431681	-5.99%	0
2017	18.221165	20.669420	13.44%	0
2016	16.784834	18.221165	8.56%	0
2015	17.629661	16.784834	-4.79%	0
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
102

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	32.243647	39.224042	21.65%	0
2019	24.089052	32.243647	33.85%	0
2018	26.297493	24.089052	-8.40%	0
2017	20.997999	26.297493	25.24%	0
2016	19.785458	20.997999	6.13%	0
2015	20.626571	19.785458	-4.08%	0
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	0
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.958724	16.315835	-3.79%	0
2019	13.500849	16.958724	25.61%	0
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.861837	10.896178	0.32%	0
2019	10.313958	10.861837	5.31%	0
2018	10.496970	10.313958	-1.74%	0
2017	10.317425	10.496970	1.74%	0
2016	9.628675	10.317425	7.15%	0
2015	9.888323	9.628675	-2.63%	0
2014*	10.000000	9.888323	-1.12%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.388594	19.553587	6.34%	0
2019	17.083753	18.388594	7.64%	0
2018	17.475567	17.083753	-2.24%	0
2017	17.078720	17.475567	2.32%	0
2016	16.724858	17.078720	2.12%	0
2015	17.046953	16.724858	-1.89%	0
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
103

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	0
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.729310	18.492326	10.54%	0
2019	14.663854	16.729310	14.09%	0
2018	15.549476	14.663854	-5.70%	0
2017	13.991882	15.549476	11.13%	0
2016	13.512821	13.991882	3.55%	0
2015	13.782506	13.512821	-1.96%	0
2014	13.429615	13.782506	2.63%	0
2013	12.042126	13.429615	11.52%	0
2012	10.963498	12.042126	9.84%	0
2011	11.178791	10.963498	-1.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.448937	19.720788	13.02%	0
2019	14.783607	17.448937	18.03%	0
2018	15.988712	14.783607	-7.54%	0
2017	13.957265	15.988712	14.55%	0
2016	13.382146	13.957265	4.30%	0
2015	13.656702	13.382146	-2.01%	0
2014	13.267015	13.656702	2.94%	0
2013	11.633446	13.267015	14.04%	0
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.724585	21.501609	14.83%	0
2019	15.307600	18.724585	22.32%	0
2018	16.898245	15.307600	-9.41%	0
2017	14.220502	16.898245	18.83%	0
2016	13.573400	14.220502	4.77%	0
2015	13.847648	13.573400	-1.98%	0
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.638857	16.381969	20.11%	0
2019	11.173204	13.638857	22.07%	0
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	35.314340	45.232750	28.09%	0
2019	27.352302	35.314340	29.11%	0
104

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.039826	5.307011	-33.99%	0
2019	7.443450	8.039826	8.01%	0
2018	10.060980	7.443450	-26.02%	0
2017	10.521292	10.060980	-4.38%	0
2016	8.012607	10.521292	31.31%	0
2015	10.280416	8.012607	-22.06%	0
2014	11.982777	10.280416	-14.21%	0
2013	9.814082	11.982777	22.10%	0
2012	9.528029	9.814082	3.00%	0
2011	10.218924	9.528029	-6.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	29.530966	30.944784	4.79%	0
2019	23.582477	29.530966	25.22%	0
2018	26.179613	23.582477	-9.92%	0
2017	23.596135	26.179613	10.95%	0
2016	20.347994	23.596135	15.96%	0
2015	21.571362	20.347994	-5.67%	0
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	0
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	35.505461	50.197437	41.38%	0
2019	26.903995	35.505461	31.97%	0
2018	27.433514	26.903995	-1.93%	0
2017	20.660497	27.433514	32.78%	0
2016	20.857321	20.660497	-0.94%	0
2015	19.810096	20.857321	5.29%	0
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
105

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.718624	18.897412	0.96%	0
2019	16.561605	18.718624	13.02%	0
2018	17.470019	16.561605	-5.20%	0
2017	16.589255	17.470019	5.31%	0
2016	14.747235	16.589255	12.49%	0
2015	15.579805	14.747235	-5.34%	0
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.957597	16.072351	7.45%	0
2019	13.878775	14.957597	7.77%	0
2018	14.202694	13.878775	-2.28%	0
2017	13.863815	14.202694	2.44%	0
2016	13.472260	13.863815	2.91%	0
2015	13.795662	13.472260	-2.34%	0
2014	13.263887	13.795662	4.01%	0
2013	13.746171	13.263887	-3.51%	0
2012	13.214988	13.746171	4.02%	0
2011	12.532648	13.214988	5.44%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.715102	24.048470	16.09%	0
2019	17.075736	20.715102	21.31%	0
2018	20.341919	17.075736	-16.06%	0
2017	17.134635	20.341919	18.72%	0
2016	15.539098	17.134635	10.27%	0
2015	16.040394	15.539098	-3.13%	0
2014	15.357892	16.040394	4.44%	0
2013	11.476643	15.357892	33.82%	0
2012	10.169563	11.476643	12.85%	0
2011	11.581012	10.169563	-12.19%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.036507	25.030968	13.59%	0
2019	17.549530	22.036507	25.57%	0
2018	20.966575	17.549530	-16.30%	0
2017	16.384813	20.966575	27.96%	0
2016	17.558211	16.384813	-6.68%	0
2015	17.250679	17.558211	1.78%	0
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
106

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.319705	10.376866	-8.33%	0
2019	9.361259	11.319705	20.92%	0
2018	10.176103	9.361259	-8.01%	0
2017*	10.000000	10.176103	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.879728	29.662282	6.39%	0
2019	21.108854	27.879728	32.08%	0
2018	25.965149	21.108854	-18.70%	0
2017	22.145230	25.965149	17.25%	0
2016	20.566325	22.145230	7.68%	0
2015	21.570322	20.566325	-4.65%	0
2014	20.556494	21.570322	4.93%	0
2013	16.022975	20.556494	28.29%	0
2012	12.818429	16.022975	25.00%	0
2011	14.298263	12.818429	-10.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.647577	16.097633	9.90%	0
2019	12.425654	14.647577	17.88%	0
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.682518	17.511381	-0.97%	0
2019	15.491413	17.682518	14.14%	0
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0
107

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.262325	20.962037	3.45%	0
2019	16.305929	20.262325	24.26%	0
2018	19.031775	16.305929	-14.32%	0
2017	17.487423	19.031775	8.83%	0
2016	13.657150	17.487423	28.05%	0
2015	14.993919	13.657150	-8.92%	0
2014	15.158943	14.993919	-1.09%	0
2013	11.313360	15.158943	33.99%	0
2012	9.716856	11.313360	16.43%	0
2011	10.265572	9.716856	-5.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.135427	13.986113	15.25%	0
2019	9.739006	12.135427	24.61%	0
2018	11.761082	9.739006	-17.19%	0
2017	8.516336	11.761082	38.10%	0
2016	7.372831	8.516336	15.51%	0
2015	9.324509	7.372831	-20.93%	0
2014*	10.000000	9.324509	-6.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.844534	8.597853	-2.79%	0
2019	7.991635	8.844534	10.67%	0
2018	9.610587	7.991635	-16.85%	0
2017	8.373541	9.610587	14.77%	0
2016	7.943667	8.373541	5.41%	0
2015	8.637805	7.943667	-8.04%	0
2014*	10.000000	8.637805	-13.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.582287	8.926435	-6.84%	0
2019	9.550798	9.582287	0.33%	0
2018	9.527299	9.550798	0.25%	0
2017	9.503678	9.527299	0.25%	0
2016	9.386840	9.503678	1.24%	0
2015	9.973696	9.386840	-5.88%	0
2014*	10.000000	9.973696	-0.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.754547	13.060102	2.40%	0
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
108

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	0
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.807373	10.358178	5.62%	0
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.521643	38.435482	39.66%	0
2019	20.511634	27.521643	34.18%	0
2018	21.702036	20.511634	-5.49%	0
2017	17.370278	21.702036	24.94%	0
2016	17.311740	17.370278	0.34%	0
2015	16.803978	17.311740	3.02%	0
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	37.260849	51.557170	38.37%	0
2019	27.185006	37.260849	37.06%	0
2018	29.434183	27.185006	-7.64%	0
2017	23.236297	29.434183	26.67%	0
2016	23.086149	23.236297	0.65%	0
2015	22.018866	23.086149	4.85%	0
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.627621	46.28%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.385798	33.122680	25.53%	0
2019	20.357322	26.385798	29.61%	0
2018	23.843544	20.357322	-14.62%	0
2017	17.738413	23.843544	34.42%	0
2016	18.020436	17.738413	-1.57%	0
2015	17.627536	18.020436	2.23%	0
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
109

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.874907	11.059177	1.69%	0
2019	9.979224	10.874907	8.98%	0
2018	10.614343	9.979224	-5.98%	0
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	31.848381	35.690051	12.06%	0
2019	24.517206	31.848381	29.90%	0
2018	27.065356	24.517206	-9.41%	0
2017	23.537874	27.065356	14.99%	0
2016	21.440825	23.537874	9.78%	0
2015	21.098313	21.440825	1.62%	0
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.244303	17.404544	7.14%	0
2019	13.209515	16.244303	22.97%	0
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.902229	25.833704	17.95%	0
2019	17.608514	21.902229	24.38%	0
2018	19.967032	17.608514	-11.81%	0
2017	17.783522	19.967032	12.28%	0
2016	15.315998	17.783522	16.11%	0
2015	16.549254	15.315998	-7.45%	0
2014	15.032932	16.549254	10.09%	0
2013	10.839177	15.032932	38.69%	0
2012	9.341222	10.839177	16.04%	0
2011	9.712507	9.341222	-3.82%	0
110

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.827097	12.889134	19.05%	0
2019	8.603793	10.827097	25.84%	0
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.736085	34.424113	12.00%	0
2019	25.662807	30.736085	19.77%	0
2018	27.596824	25.662807	-7.01%	0
2017	23.723446	27.596824	16.33%	0
2016	24.756157	23.723446	-4.17%	0
2015	27.463854	24.756157	-9.86%	0
2014	29.476705	27.463854	-6.83%	0
2013	23.951566	29.476705	23.07%	0
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.291244	29.501628	4.28%	0
2019	25.870263	28.291244	9.36%	0
2018	26.875063	25.870263	-3.74%	0
2017	25.614016	26.875063	4.92%	0
2016	22.414337	25.614016	14.28%	0
2015	24.376083	22.414337	-8.05%	0
2014	24.321763	24.376083	0.22%	0
2013	22.379973	24.321763	8.68%	0
2012	19.180786	22.379973	16.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.324391	54.697118	46.55%	0
2019	27.512126	37.324391	35.67%	0
2018	27.992670	27.512126	-1.72%	0
2017	22.428463	27.992670	24.81%	0
2016	21.489488	22.428463	4.37%	0
2015	23.190489	21.489488	-7.33%	0
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.409984	11.287805	8.43%	0
2019	9.685984	10.409984	7.47%	0
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0
111

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.055882	36.996791	36.74%	0
2019	20.101797	27.055882	34.59%	0
2018	20.095566	20.101797	0.03%	0
2017	15.717118	20.095566	27.86%	0
2016	15.675585	15.717118	0.26%	0
2015	14.238825	15.675585	10.09%	0
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.768223	24.857924	48.24%	0
2019	11.772897	16.768223	42.43%	0
2018	11.863698	11.772897	-0.77%	0
2017	8.323581	11.863698	42.53%	0
2016	7.433204	8.323581	11.98%	0
2015	7.222380	7.433204	2.92%	0
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.142688	14.996864	14.11%	0
2019	10.546520	13.142688	24.62%	0
2018	12.637389	10.546520	-16.55%	0
2017	9.822826	12.637389	28.65%	0
2016	10.705242	9.822826	-8.24%	0
2015	11.935803	10.705242	-10.31%	0
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.134101	31.720741	-1.29%	0
2019	25.775362	32.134101	24.67%	0
2018	29.729173	25.775362	-13.30%	0
2017	26.569281	29.729173	11.89%	0
2016	23.552649	26.569281	12.81%	0
2015	24.601052	23.552649	-4.26%	0
2014	21.730830	24.601052	13.21%	0
2013	16.700709	21.730830	30.12%	0
2012	14.106981	16.700709	18.39%	0
2011	14.039775	14.106981	0.48%	0
112

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305696	10.006377	-2.90%	0
2019	8.869492	10.305696	16.19%	0
2018	11.074223	8.869492	-19.91%	0
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.549151	11.145648	5.65%	0
2019	9.894051	10.549151	6.62%	0
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.170010	48.926018	43.18%	0
2019	24.592565	34.170010	38.94%	0
2018	25.444511	24.592565	-3.35%	0
2017	20.477828	25.444511	24.25%	0
2016	19.136640	20.477828	7.01%	0
2015	19.884394	19.136640	-3.76%	0
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	0
2012	13.235050	15.736283	18.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.004213	30.459423	1.52%	0
2019	23.556876	30.004213	27.37%	0
2018	26.721941	23.556876	-11.84%	0
2017	23.152334	26.721941	15.42%	0
2016	20.689497	23.152334	11.90%	0
2015	21.234957	20.689497	-2.57%	0
2014	19.592324	21.234957	8.38%	0
2013	14.691344	19.592324	33.36%	0
2012	12.890980	14.691344	13.97%	0
2011	13.168233	12.890980	-2.11%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.832229	12.304888	13.60%	0
2019*	10.000000	10.832229	8.32%	0
113

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.554354	25.482261	18.22%	0
2019	17.441611	21.554354	23.58%	0
2018	19.646427	17.441611	-11.22%	0
2017	15.750743	19.646427	24.73%	0
2016	15.421840	15.750743	2.13%	0
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.290986	32.91%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.602733	36.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.271540	15.130799	6.02%	0
2019	13.087056	14.271540	9.05%	0
2018	13.395069	13.087056	-2.30%	0
2017	12.818872	13.395069	4.49%	0
2016	12.282728	12.818872	4.37%	0
2015	12.570645	12.282728	-2.29%	0
2014	11.850643	12.570645	6.08%	0
2013	12.087773	11.850643	-1.96%	0
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	47.639255	49.451172	3.80%	0
2019	42.396128	47.639255	12.37%	0
2018	46.329118	42.396128	-8.49%	0
2017	42.935150	46.329118	7.90%	0
2016	39.485825	42.935150	8.74%	0
2015	40.601309	39.485825	-2.75%	0
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.700741	11.342426	-3.06%	0
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
114

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.331706	33.174187	48.55%	0
2019	17.053286	22.331706	30.95%	0
2018	20.757249	17.053286	-17.84%	0
2017	16.779761	20.757249	23.70%	0
2016	17.430349	16.779761	-3.73%	0
2015	17.810323	17.430349	-2.13%	0
2014	18.293580	17.810323	-2.64%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.162594	21.107519	10.15%	0
2019	16.131510	19.162594	18.79%	0
2018	17.263241	16.131510	-6.56%	0
2017	15.158080	17.263241	13.89%	0
2016	14.139190	15.158080	7.21%	0
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.980625	12.867687	7.40%	0
2019	11.177511	11.980625	7.19%	0
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.646581	30.217206	27.79%	0
2019	17.839021	23.646581	32.56%	0
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	0
2016	15.778035	15.547460	-1.46%	0
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
115

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.439013	37.903734	49.00%	0
2019	19.853052	25.439013	28.14%	0
2018	20.321420	19.853052	-2.30%	0
2017	16.167261	20.321420	25.69%	0
2016	15.071677	16.167261	7.27%	0
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.318331	22.596490	11.21%	0
2019	16.439629	20.318331	23.59%	0
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.166356	19.615420	2.34%	0
2019	17.851174	19.166356	7.37%	0
2018	18.588214	17.851174	-3.97%	0
2017	17.773844	18.588214	4.58%	0
2016	16.632981	17.773844	6.86%	0
2015	17.415410	16.632981	-4.49%	0
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	29.446334	31.959175	8.53%	0
2019	23.154480	29.446334	27.17%	0
2018	23.545874	23.154480	-1.66%	0
2017	19.863101	23.545874	18.54%	0
2016	18.130502	19.863101	9.56%	0
2015	18.263843	18.130502	-0.73%	0
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
116

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	26.207899	26.710859	1.92%	0
2019	20.931001	26.207899	25.21%	0
2018	22.949435	20.931001	-8.80%	0
2017	19.774620	22.949435	16.05%	0
2016	17.054837	19.774620	15.95%	0
2015	18.506738	17.054837	-7.85%	0
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.932742	13.443072	12.66%	0
2019	10.555392	11.932742	13.05%	0
2018	11.726877	10.555392	-9.99%	0
2017	10.067246	11.726877	16.49%	0
2016*	10.000000	10.067246	0.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.285289	18.028192	10.70%	0
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.614590	15.764819	7.87%	0
2019	12.790380	14.614590	14.26%	0
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
117

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.739031	17.254354	9.63%	0
2019	13.309223	15.739031	18.26%	0
2018	14.736256	13.309223	-9.68%	0
2017	12.937855	14.736256	13.90%	0
2016	12.256900	12.937855	5.56%	0
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.799675	13.544330	5.82%	0
2019	11.759587	12.799675	8.84%	0
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.268436	12.674343	3.31%	0
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.763112	13.476335	5.59%	0
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
118

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.226353	16.575918	8.86%	0
2019	13.104112	15.226353	16.20%	0
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.997883	17.662943	10.41%	0
2019	13.307786	15.997883	20.21%	0
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.101717	15.124923	7.26%	0
2019	12.544254	14.101717	12.42%	0
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.161423	15.683624	3.44%	0
2019	13.704553	15.161423	10.63%	0
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
119

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.373524	14.075156	5.25%	0
2019	12.481619	13.373524	7.15%	0
2018	12.745604	12.481619	-2.07%	0
2017	12.413066	12.745604	2.68%	0
2016	11.980252	12.413066	3.61%	0
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.840127	14.842290	7.24%	0
2019	12.840435	13.840127	7.79%	0
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	0
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.167503	26.929468	11.43%	0
2019	19.986836	24.167503	20.92%	0
2018	24.610636	19.986836	-18.79%	0
2017	17.683070	24.610636	39.18%	0
2016	16.690897	17.683070	5.94%	0
2015	20.202692	16.690897	-17.38%	0
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.919368	24.939791	4.27%	0
2019	21.196168	23.919368	12.85%	0
2018	22.220127	21.196168	-4.61%	0
2017	21.161950	22.220127	5.00%	0
2016	18.847818	21.161950	12.28%	0
2015	19.677103	18.847818	-4.21%	0
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
120

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.332391	15.996670	4.33%	0
2019	14.669759	15.332391	4.52%	0
2018	14.924394	14.669759	-1.71%	0
2017	14.864264	14.924394	0.40%	0
2016	15.001687	14.864264	-0.92%	0
2015	15.269983	15.001687	-1.76%	0
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.003107	9.862013	-1.41%	0
2019	9.992913	10.003107	0.10%	0
2018	10.022113	9.992913	-0.29%	0
2017	10.147023	10.022113	-1.23%	0
2016	10.315997	10.147023	-1.64%	0
2015	10.489064	10.315997	-1.65%	0
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.260048	16.201166	6.17%	0
2019	13.025452	15.260048	17.16%	0
2018	15.497310	13.025452	-15.95%	0
2017	12.362574	15.497310	25.36%	0
2016	12.461136	12.362574	-0.79%	0
2015	13.069787	12.461136	-4.66%	0
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.276370	11.880723	5.36%	0
2019	9.459854	11.276370	19.20%	0
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
121

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.635653	27.334509	10.96%	0
2019	20.244500	24.635653	21.69%	0
2018	22.586054	20.244500	-10.37%	0
2017	19.390319	22.586054	16.48%	0
2016	18.009603	19.390319	7.67%	0
2015	18.496385	18.009603	-2.63%	0
2014	17.913635	18.496385	3.25%	0
2013	14.313888	17.913635	25.15%	0
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.135447	19.513947	7.60%	0
2019	15.987067	18.135447	13.44%	0
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	0
2016	14.950504	15.631263	4.55%	0
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.092620	24.252684	9.78%	0
2019	18.728646	22.092620	17.96%	0
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.804475	15.537957	4.95%	0
2019	13.742741	14.804475	7.73%	0
2018	14.231220	13.742741	-3.43%	0
2017	13.691278	14.231220	3.94%	0
2016	13.351094	13.691278	2.55%	0
2015	13.539235	13.351094	-1.39%	0
2014	13.250871	13.539235	2.18%	0
2013	12.852190	13.250871	3.10%	0
2012	12.425243	12.852190	3.44%	0
2011	12.273494	12.425243	1.24%	0
122

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.265374	12.613102	2.84%	0
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.843101	13.430497	4.57%	0
2019	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.414940	22.155119	8.52%	0
2019	17.629115	20.414940	15.80%	0
2018	19.006098	17.629115	-7.24%	0
2017	17.111993	19.006098	11.07%	0
2016	16.238382	17.111993	5.38%	0
2015	16.566255	16.238382	-1.98%	0
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.175414	25.603137	10.48%	0
2019	19.342155	23.175414	19.82%	0
2018	21.315490	19.342155	-9.26%	0
2017	18.574136	21.315490	14.76%	0
2016	17.408387	18.574136	6.70%	0
2015	17.830585	17.408387	-2.37%	0
2014	17.273480	17.830585	3.23%	0
2013	14.351642	17.273480	20.36%	0
2012	12.827832	14.351642	11.88%	0
2011	13.325997	12.827832	-3.74%	0
123

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.765627	18.966859	6.76%	0
2019	15.917490	17.765627	11.61%	0
2018	16.813496	15.917490	-5.33%	0
2017	15.652932	16.813496	7.41%	0
2016	15.056168	15.652932	3.96%	0
2015	15.313449	15.056168	-1.68%	0
2014	14.865813	15.313449	3.01%	0
2013	13.679526	14.865813	8.67%	0
2012	12.874464	13.679526	6.25%	0
2011	12.825438	12.874464	0.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	0
2019*	10.000000	10.448759	4.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	0
2019*	10.000000	10.748882	7.49%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.998526	29.425800	27.95%	0
2019	17.914940	22.998526	28.38%	0
2018	18.795560	17.914940	-4.69%	0
2017	14.676860	18.795560	28.06%	0
2016	14.602627	14.676860	0.51%	0
2015	14.354615	14.602627	1.73%	0
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.903690	13.590786	5.32%	0
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.847975	15.622448	5.22%	0
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
124

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.685053	45.236779	16.94%	0
2019	28.582417	38.685053	35.35%	0
2018	29.439387	28.582417	-2.91%	0
2017	23.510413	29.439387	25.22%	0
2016	23.065901	23.510413	1.93%	0
2015	22.316302	23.065901	3.36%	0
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.639423	29.585464	-0.18%	0
2019	23.738283	29.639423	24.86%	0
2018	26.628204	23.738283	-10.85%	0
2017	24.912377	26.628204	6.89%	0
2016	21.030740	24.912377	18.46%	0
2015	22.338693	21.030740	-5.86%	0
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.795648	17.96%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	57.307892	63.754226	11.25%	0
2019	46.373752	57.307892	23.58%	0
2018	53.214361	46.373752	-12.85%	0
2017	46.730765	53.214361	13.87%	0
2016	39.498508	46.730765	18.31%	0
2015	41.205435	39.498508	-4.14%	0
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
125

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.916001	21.307625	-2.78%	0
2019	17.993015	21.916001	21.80%	0
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	32.968703	45.682967	38.56%	0
2019	24.700558	32.968703	33.47%	0
2018	27.283743	24.700558	-9.47%	0
2017	22.205325	27.283743	22.87%	0
2016	20.845623	22.205325	6.52%	0
2015	21.036305	20.845623	-0.91%	0
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	59.661716	61.700594	3.42%	0
2019	50.976672	59.661716	17.04%	0
2018	62.419206	50.976672	-18.33%	0
2017	58.189508	62.419206	7.27%	0
2016	46.979790	58.189508	23.86%	0
2015	50.829279	46.979790	-7.57%	0
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	54.206856	65.408886	20.67%	0
2019	43.865509	54.206856	23.58%	0
2018	51.056408	43.865509	-14.08%	0
2017	45.741105	51.056408	11.62%	0
2016	37.861612	45.741105	20.81%	0
2015	39.136843	37.861612	-3.26%	0
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
126

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.464712	22.854247	11.68%	0
2019	16.247143	20.464712	25.96%	0
2018	17.348045	16.247143	-6.35%	0
2017	14.126998	17.348045	22.80%	0
2016	12.643529	14.126998	11.73%	0
2015	12.995975	12.643529	-2.71%	0
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.862067	17.690914	11.53%	0
2019	12.591618	15.862067	25.97%	0
2018	13.479044	12.591618	-6.58%	0
2017	10.984679	13.479044	22.71%	0
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.179401	23.612933	11.49%	0
2019	17.090001	21.179401	23.93%	0
2018	18.446554	17.090001	-7.35%	0
2017	15.811271	18.446554	16.67%	0
2016	14.599508	15.811271	8.30%	0
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.624321	16.399778	-6.95%	0
2019	13.710503	17.624321	28.55%	0
2018	14.511046	13.710503	-5.52%	0
2017	13.853685	14.511046	4.75%	0
2016	13.121192	13.853685	5.58%	0
2015	14.096552	13.121192	-6.92%	0
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.263455	23.486724	15.91%	0
2019	15.747039	20.263455	28.68%	0
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0
127

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.319089	10.436235	1.14%	0
2019	10.080203	10.319089	2.37%	0
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.255591	20.249406	17.35%	0
2019	14.040535	17.255591	22.90%	0
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.016954	36.423518	58.25%	0
2019	17.050897	23.016954	34.99%	0
2018	18.613910	17.050897	-8.40%	0
2017	14.815684	18.613910	25.64%	0
2016	14.148778	14.815684	4.71%	0
2015	14.412852	14.148778	-1.83%	0
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.388720	19.770921	37.41%	0
2019	11.043149	14.388720	30.30%	0
2018	12.017659	11.043149	-8.11%	0
2017	9.809237	12.017659	22.51%	0
2016	9.574881	9.809237	2.45%	0
2015*	10.000000	9.574881	-4.25%	0
128

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.042607	10.218430	1.75%	0
2019	9.848015	10.042607	1.98%	0
2018	9.912943	9.848015	-0.65%	0
2017	9.989767	9.912943	-0.77%	0
2016	10.034563	9.989767	-0.45%	0
2015	10.184191	10.034563	-1.47%	0
2014	10.292279	10.184191	-1.05%	0
2013	10.400788	10.292279	-1.04%	0
2012	10.110137	10.400788	2.87%	0
2011	10.249691	10.110137	-1.36%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.159080	33.112184	17.59%	0
2019	22.744126	28.159080	23.81%	0
2018	24.532624	22.744126	-7.29%	0
2017	21.061469	24.532624	16.48%	0
2016	19.491551	21.061469	8.05%	0
2015	19.910873	19.491551	-2.11%	0
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.652826	12.366851	6.13%	0
2019	10.603120	11.652826	9.90%	0
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.791779	12.360287	4.82%	0
2019	10.457345	11.791779	12.76%	0
2018	11.172891	10.457345	-6.40%	0
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0
129

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.649234	12.678597	8.84%	0
2019	11.078319	11.649234	5.15%	0
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.185251	11.318577	1.19%	0
2019	10.943509	11.185251	2.21%	0
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.229030	10.275587	0.46%	0
2019	10.127575	10.229030	1.00%	0
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	0
2019	10.638761	11.326152	6.46%	0
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.959112	13.184400	10.25%	0
2019	9.715889	11.959112	23.09%	0
2018	12.214531	9.715889	-20.46%	0
2017	9.811005	12.214531	24.50%	0
2016*	10.000000	9.811005	-1.89%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.472016	34.72%	0
130

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.872078	28.72%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.900842	54.542568	27.14%	0
2019	33.911659	42.900842	26.51%	0
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	64.632456	74.530616	15.31%	0
2019	50.320600	64.632456	28.44%	0
2018	66.877143	50.320600	-24.76%	0
2017	45.019543	66.877143	48.55%	0
2016	45.725804	45.019543	-1.54%	0
2015	54.057269	45.725804	-15.41%	0
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.672673	6.629471	16.87%	0
2019	5.170813	5.672673	9.71%	0
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	25.843607	30.274952	17.15%	0
2019	23.489245	25.843607	10.02%	0
2018	33.303108	23.489245	-29.47%	0
2017	34.445125	33.303108	-3.32%	0
2016	24.369415	34.445125	41.35%	0
2015	37.231921	24.369415	-34.55%	0
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
131

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	0
2019*	10.000000	10.768910	7.69%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.409939	54.950335	55.18%	0
2019	28.842620	35.409939	22.77%	0
2018	28.950352	28.842620	-0.37%	0
2017	23.387086	28.950352	23.79%	0
2016	22.068751	23.387086	5.97%	0
2015	23.105049	22.068751	-4.49%	0
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0
132

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
133

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
134

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
135

When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
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This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
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In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
145

NEA Valuebuilder SelectSM
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 49. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class

•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
•	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
•	Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
•	Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
•	Guggenheim Variable Funds Trust - Series P (High Yield Series)
•	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
•	Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series)
•	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
•	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
•	Invesco - Invesco V.I. Capital Appreciation Fund: Series I
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
•	Invesco - Invesco V.I. Health Care Fund: Series I Shares
•	Invesco - Invesco V.I. International Growth Fund: Series I Shares
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
•	VanEck VIP Trust - Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - Global Resources Fund: Initial Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
3

SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Maximum Annual Contract Maintenance Charge	$15 [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option	0.15% [6]
Total Variable Account Charges (including this option only)	1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [7]
Total Variable Account Charges (including this option only)	1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.15%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.25%
Optional Death Benefits (an applicant may elect one)
Optional One-Year Step Up Death Benefit	0.05%
Total Variable Account Charges (including this option only)	1.15%
Optional 5% Enhanced Death Benefit	0.10%
Total Variable Account Charges (including this option only)	1.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
8

•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived on a going-forward basis for any contract valued at $25,000 or more on any Contract Anniversary.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[7]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.67%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
9

•	the 7 year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.67%)	$1,064	$1,608	$2,172	$3,874	*	$1,108	$1,872	$3,874	$364	$1,108	$1,872	$3,874
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 917	$1,171	$1,450	$2,472	*	$ 671	$1,150	$2,472	$217	$ 671	$1,150	$2,472
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
10

Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000.For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
11

CDSC Options
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five-Year CDSC Option	All	0.15%
Additional Withdrawal without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
Optional Death Benefits
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
12

Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Security Distributors, LLC
The contracts are distributed by the general distributor, Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas, 66636-0001. SDL is registered as a broker/dealer with FINRA and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a
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market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
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The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258) (TDD 1-800-238-3035)
•	by fax at 1-785-368-1772
•	by mail to NEA Retirement Program, One SW Security Benefit Place, Topeka, Kansas 66636-0001
•	by courier or overnight mail to NEA Retirement Program, Mail Zone 500, One Security Benefit Place, Topeka, KS 66636-0001
•	by Internet at https://www.nearetirementprogram.com/
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take
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reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
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Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and
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execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
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Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and
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tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
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A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
CDSC Options
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
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Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
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Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
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(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
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•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
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Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract financial professionals via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
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•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	a $15 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $25,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
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(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough
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Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
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2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
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Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
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Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
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If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
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If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Security Distributors, LLC ("SDL")
The general distributor, SDL, is not engaged in any litigation of any material nature.
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Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-56073
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High level of total return.
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
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Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (formerly, Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The investment seeks capital appreciation.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
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Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 12, 2015
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
53

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
54

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
VanEck VIP Trust - Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
55

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	32.865032	36.341765	10.58%	56,429
2019	26.809780	32.865032	22.59%	64,498
2018	29.108686	26.809780	-7.90%	71,761
2017	24.427294	29.108686	19.16%	72,662
2016	21.763717	24.427294	12.24%	77,162
2015	23.316310	21.763717	-6.66%	80,491
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	24.675072	30.719328	24.50%	0
2019	19.427957	24.675072	27.01%	0
2018	23.172346	19.427957	-16.16%	0
2017	17.856798	23.172346	29.77%	0
2016	19.105368	17.856798	-6.54%	0
2015	19.172501	19.105368	-0.35%	0
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	44.894837	44.834861	-0.13%	0
2019	35.733831	44.894837	25.64%	0
2018	39.773005	35.733831	-10.16%	0
2017	36.979366	39.773005	7.55%	0
2016	31.033792	36.979366	19.16%	0
2015	32.647049	31.033792	-4.94%	0
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
56

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	36.841233	42.997430	16.71%	197,039
2019	28.396001	36.841233	29.74%	231,890
2018	30.109243	28.396001	-5.69%	253,707
2017	25.047963	30.109243	20.21%	274,552
2016	22.671638	25.047963	10.48%	292,256
2015	22.672789	22.671638	-0.01%	327,894
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.908168	35.493025	22.78%	47,104
2019	21.754972	28.908168	32.88%	55,989
2018	23.011237	21.754972	-5.46%	64,462
2017	20.173163	23.011237	14.07%	73,638
2016	18.479930	20.173163	9.16%	85,166
2015	19.302126	18.479930	-4.26%	89,791
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	36.299499	44.404823	22.33%	32,147
2019	26.968409	36.299499	34.60%	37,535
2018	29.276096	26.968409	-7.88%	43,256
2017	23.246830	29.276096	25.94%	45,051
2016	21.782964	23.246830	6.72%	46,696
2015	22.582690	21.782964	-3.54%	52,295
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.634093	22.064006	6.93%	43,493
2019	19.063347	20.634093	8.24%	46,829
2018	19.391515	19.063347	-1.69%	49,236
2017	18.846079	19.391515	2.89%	55,974
2016	18.353254	18.846079	2.69%	59,442
2015	18.602682	18.353254	-1.34%	69,295
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
57

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	52.016021	67.098795	29.00%	307
2019	40.011280	52.016021	30.00%	311
2018	43.265497	40.011280	-7.52%	314
2017	35.926695	43.265497	20.43%	318
2016	33.661893	35.926695	6.73%	322
2015	33.847465	33.661893	-0.55%	545
2014	30.607192	33.847465	10.59%	571
2013	23.597847	30.607192	29.70%	571
2012	20.515234	23.597847	15.03%	572
2011	21.304743	20.515234	-3.71%	572
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	33.246264	35.032807	5.37%	100,213
2019	26.401798	33.246264	25.92%	106,993
2018	29.145429	26.401798	-9.41%	113,641
2017	26.123686	29.145429	11.57%	130,293
2016	22.402720	26.123686	16.61%	151,391
2015	23.617524	22.402720	-5.14%	170,376
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	37.772899	62.946052	66.64%	0
2019	27.145392	37.772899	39.15%	0
2018	24.432607	27.145392	11.10%	0
2017	18.380530	24.432607	32.93%	0
2016	18.538627	18.380530	-0.85%	0
2015	17.770729	18.538627	4.32%	0
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.972668	56.828853	42.17%	163,278
2019	30.120590	39.972668	32.71%	176,098
2018	30.541576	30.120590	-1.38%	199,053
2017	22.873806	30.541576	33.52%	218,170
2016	22.963644	22.873806	-0.39%	227,913
2015	21.689375	22.963644	5.88%	261,567
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
58

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	21.073225	21.393481	1.52%	36,361
2019	18.541246	21.073225	13.66%	45,769
2018	19.448875	18.541246	-4.67%	47,426
2017	18.365937	19.448875	5.90%	51,644
2016	16.236153	18.365937	13.12%	51,845
2015	17.057378	16.236153	-4.81%	53,912
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	24.809219	28.338045	14.22%	26,390
2019	19.647844	24.809219	26.27%	29,468
2018	23.342056	19.647844	-15.83%	33,679
2017	18.140118	23.342056	28.68%	37,974
2016	19.331387	18.140118	-6.16%	44,129
2015	18.887147	19.331387	2.35%	47,690
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.765595	18.389195	-2.01%	0
2019	16.815636	18.765595	11.60%	0
2018	20.067909	16.815636	-16.21%	0
2017	17.339298	20.067909	15.74%	0
2016	16.310023	17.339298	6.31%	0
2015	17.601814	16.310023	-7.34%	0
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	16.174127	17.059938	5.48%	0
2019	13.471072	16.174127	20.07%	0
2018	14.833497	13.471072	-9.18%	0
2017	13.035195	14.833497	13.80%	0
2016	11.940812	13.035195	9.17%	0
2015	12.154593	11.940812	-1.76%	0
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
59

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.466656	30.659788	30.65%	0
2019	17.880264	23.466656	31.24%	0
2018	19.462552	17.880264	-8.13%	0
2017	15.784517	19.462552	23.30%	0
2016	14.688600	15.784517	7.46%	0
2015	14.863775	14.688600	-1.18%	0
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.948777	22.212659	11.35%	0
2019	16.793543	19.948777	18.79%	0
2018	18.013136	16.793543	-6.77%	0
2017	15.922153	18.013136	13.13%	0
2016	14.904229	15.922153	6.83%	0
2015	15.053864	14.904229	-0.99%	0
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.810417	22.982689	0.76%	0
2019	18.639309	22.810417	22.38%	0
2018	21.088406	18.639309	-11.61%	0
2017	18.577483	21.088406	13.52%	0
2016	15.306681	18.577483	21.37%	0
2015	16.240340	15.306681	-5.75%	0
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	21.224571	21.965355	3.49%	0
2019	19.211026	21.224571	10.48%	0
2018	20.260990	19.211026	-5.18%	0
2017	19.283657	20.260990	5.07%	0
2016	16.591056	19.283657	16.23%	0
2015	17.465914	16.591056	-5.01%	0
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
60

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.340465	23.839112	-2.06%	0
2019	20.078019	24.340465	21.23%	0
2018	23.246797	20.078019	-13.63%	0
2017	22.666380	23.246797	2.56%	0
2016	18.101658	22.666380	25.22%	0
2015	19.600188	18.101658	-7.65%	0
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.872395	25.656881	3.15%	0
2019	19.849179	24.872395	25.31%	0
2018	23.063615	19.849179	-13.94%	0
2017	20.508074	23.063615	12.46%	0
2016	16.358870	20.508074	25.36%	0
2015	17.746496	16.358870	-7.82%	0
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.860006	29.803407	30.37%	0
2019	18.391246	22.860006	24.30%	0
2018	20.733535	18.391246	-11.30%	0
2017	17.129742	20.733535	21.04%	0
2016	15.265725	17.129742	12.21%	0
2015	15.637934	15.265725	-2.38%	0
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.979554	35.424942	36.36%	0
2019	19.614822	25.979554	32.45%	0
2018	20.582234	19.614822	-4.70%	0
2017	15.994936	20.582234	28.68%	0
2016	14.875128	15.994936	7.53%	0
2015	14.257773	14.875128	4.33%	0
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
61

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	41.286872	55.772790	35.09%	0
2019	30.651474	41.286872	34.70%	0
2018	32.877934	30.651474	-6.77%	0
2017	26.209631	32.877934	25.44%	0
2016	27.097148	26.209631	-3.28%	0
2015	26.460900	27.097148	2.40%	0
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	41.949130	58.368712	39.14%	62,928
2019	30.435370	41.949130	37.83%	71,986
2018	32.769050	30.435370	-7.12%	81,831
2017	25.725611	32.769050	27.38%	89,009
2016	25.417636	25.725611	1.21%	99,270
2015	24.107756	25.417636	5.43%	101,291
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	29.444859	37.169435	26.23%	136,508
2019	22.591168	29.444859	30.34%	159,997
2018	26.311803	22.591168	-14.14%	174,298
2017	19.466241	26.311803	35.17%	187,581
2016	19.666042	19.466241	-1.02%	199,652
2015	19.130264	19.666042	2.80%	232,595
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.528976	14.333509	-13.28%	0
2019	13.587675	16.528976	21.65%	0
2018	14.640252	13.587675	-7.19%	0
2017	13.093984	14.640252	11.81%	0
2016	12.974578	13.093984	0.92%	0
2015	13.315993	12.974578	-2.56%	0
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
62

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.705987	33.627377	13.20%	0
2019	22.668239	29.705987	31.05%	0
2018	22.716230	22.668239	-0.21%	0
2017	19.829773	22.716230	14.56%	0
2016	22.645119	19.829773	-12.43%	0
2015	22.194935	22.645119	2.03%	0
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	28.871251	32.549813	12.74%	0
2019	22.704943	28.871251	27.16%	0
2018	27.002884	22.704943	-15.92%	0
2017	22.196599	27.002884	21.65%	0
2016	22.544615	22.196599	-1.54%	0
2015	23.342339	22.544615	-3.42%	0
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	35.854896	40.404587	12.69%	46,532
2019	27.448036	35.854896	30.63%	53,402
2018	30.131258	27.448036	-8.91%	67,375
2017	26.058960	30.131258	15.63%	76,052
2016	23.605694	26.058960	10.39%	83,955
2015	23.099421	23.605694	2.19%	90,197
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	30.236365	41.576856	37.51%	140,576
2019	22.339911	30.236365	35.35%	155,708
2018	22.208052	22.339911	0.59%	167,711
2017	17.273094	22.208052	28.57%	183,505
2016	17.131909	17.273094	0.82%	190,398
2015	15.475140	17.131909	10.71%	205,220
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
63

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.739544	27.935481	49.07%	79,941
2019	13.083832	18.739544	43.23%	81,900
2018	13.110963	13.083832	-0.21%	84,060
2017	9.147736	13.110963	43.32%	78,499
2016	8.123926	9.147736	12.60%	73,538
2015	7.849611	8.123926	3.49%	88,300
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.688034	16.853969	14.75%	108,170
2019	11.721084	14.688034	25.31%	118,075
2018	13.966198	11.721084	-16.08%	126,573
2017	10.795546	13.966198	29.37%	145,726
2016	11.700067	10.795546	-7.73%	155,433
2015	12.972344	11.700067	-9.81%	167,650
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	53.631219	55.982431	4.38%	1,126
2019	47.463285	53.631219	13.00%	1,411
2018	51.576194	47.463285	-7.97%	1,819
2017	47.532858	51.576194	8.51%	2,012
2016	43.471810	47.532858	9.34%	2,464
2015	44.451225	43.471810	-2.20%	3,026
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.440970	22.423164	9.70%	0
2019	17.549680	20.440970	16.47%	0
2018	18.980452	17.549680	-7.54%	0
2017	16.528449	18.980452	14.84%	0
2016	15.829059	16.528449	4.42%	0
2015	17.098621	15.829059	-7.42%	0
64

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.700388	35.404137	49.38%	33,236
2019	17.997861	23.700388	31.68%	37,845
2018	21.784338	17.997861	-17.38%	41,187
2017	17.512464	21.784338	24.39%	48,456
2016	18.090568	17.512464	-3.20%	58,044
2015	18.382087	18.090568	-1.59%	68,805
2014	18.775823	18.382087	-2.10%	80,804
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.577240	22.206293	2.92%	27,543
2019	19.984906	21.577240	7.97%	29,931
2018	20.693670	19.984906	-3.43%	32,979
2017	19.677345	20.693670	5.16%	36,976
2016	18.312203	19.677345	7.45%	38,451
2015	19.066962	18.312203	-3.96%	48,553
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	33.151088	36.181319	9.14%	153,574
2019	25.922705	33.151088	27.88%	164,495
2018	26.213418	25.922705	-1.11%	184,977
2017	21.990884	26.213418	19.20%	192,385
2016	19.961400	21.990884	10.17%	210,787
2015	19.996369	19.961400	-0.17%	226,463
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.505378	30.239828	2.49%	44,088
2019	23.433552	29.505378	25.91%	46,625
2018	25.549575	23.433552	-8.28%	50,892
2017	21.893049	25.549575	16.70%	55,443
2016	18.777193	21.893049	16.59%	62,533
2015	20.262355	18.777193	-7.33%	69,267
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
65

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.272380	15.105148	5.83%	12,470
2019	13.246469	14.272380	7.74%	14,839
2018	13.451009	13.246469	-1.52%	17,782
2017	13.027419	13.451009	3.25%	17,200
2016	12.503461	13.027419	4.19%	19,730
2015	12.734242	12.503461	-1.81%	20,095
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.906393	30.149107	12.05%	28,482
2019	22.128211	26.906393	21.59%	31,646
2018	27.094833	22.128211	-18.33%	36,519
2017	19.360227	27.094833	39.95%	44,232
2016	18.172653	19.360227	6.53%	48,582
2015	21.873713	18.172653	-16.92%	53,769
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.928061	28.233861	4.85%	21,319
2019	23.729666	26.928061	13.48%	30,162
2018	24.736913	23.729666	-4.07%	33,978
2017	23.428259	24.736913	5.59%	40,811
2016	20.750615	23.428259	12.90%	41,701
2015	21.543104	20.750615	-3.68%	40,312
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.261035	18.109557	4.92%	126,410
2019	16.423223	17.261035	5.10%	138,040
2018	16.614865	16.423223	-1.15%	143,861
2017	16.456161	16.614865	0.96%	156,732
2016	16.516199	16.456161	-0.36%	169,905
2015	16.718075	16.516199	-1.21%	196,407
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
66

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.261748	11.164980	-0.86%	372,446
2019	11.187708	11.261748	0.66%	324,766
2018	11.157658	11.187708	0.27%	242,900
2017	11.234064	11.157658	-0.68%	252,210
2016	11.357805	11.234064	-1.09%	251,425
2015	11.484127	11.357805	-1.10%	264,831
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.989369	18.138013	6.76%	31,904
2019	14.420900	16.989369	17.81%	33,420
2018	17.061563	14.420900	-15.48%	44,247
2017	13.535003	17.061563	26.06%	45,467
2016	13.567247	13.535003	-0.24%	53,632
2015	14.150744	13.567247	-4.12%	53,539
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.561788	24.621852	9.13%	420,655
2019	19.374692	22.561788	16.45%	471,441
2018	20.771161	19.374692	-6.72%	494,252
2017	18.597486	20.771161	11.69%	515,290
2016	17.550186	18.597486	5.97%	539,695
2015	17.804974	17.550186	-1.43%	604,385
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.544457	31.579221	28.66%	51,172
2019	19.012857	24.544457	29.09%	64,266
2018	19.835842	19.012857	-4.15%	71,110
2017	15.403372	19.835842	28.78%	74,079
2016	15.240497	15.403372	1.07%	83,086
2015	14.898344	15.240497	2.30%	95,805
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
67

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.055446	48.277014	17.59%	367,957
2019	30.165162	41.055446	36.10%	411,406
2018	30.895777	30.165162	-2.36%	456,570
2017	24.536798	30.895777	25.92%	503,494
2016	23.939393	24.536798	2.50%	554,544
2015	23.032617	23.939393	3.94%	551,842
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.455656	31.574081	0.38%	113,389
2019	25.052898	31.455656	25.56%	127,060
2018	27.945614	25.052898	-10.35%	138,598
2017	25.999966	27.945614	7.48%	145,631
2016	21.827192	25.999966	19.12%	160,172
2015	23.055706	21.827192	-5.33%	182,235
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	64.517889	72.176593	11.87%	41,162
2019	51.917818	64.517889	24.27%	46,172
2018	59.242828	51.917818	-12.36%	50,743
2017	51.736370	59.242828	14.51%	58,052
2016	43.487048	51.736370	18.97%	62,938
2015	45.114025	43.487048	-3.61%	71,152
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.389363	22.867302	-2.23%	58,289
2019	19.095887	23.389363	22.48%	66,051
2018	22.234488	19.095887	-14.12%	67,201
2017	19.748185	22.234488	12.59%	73,319
2016	16.979858	19.748185	16.30%	86,308
2015	17.678860	16.979858	-3.95%	89,340
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
68

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	36.995984	51.549767	39.34%	19,757
2019	27.563757	36.995984	34.22%	19,374
2018	30.275958	27.563757	-8.96%	22,112
2017	24.504030	30.275958	23.56%	29,422
2016	22.876006	24.504030	7.12%	33,059
2015	22.956853	22.876006	-0.35%	38,544
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	67.167712	69.851464	4.00%	30,067
2019	57.070912	67.167712	17.69%	31,781
2018	69.490204	57.070912	-17.87%	33,681
2017	64.422196	69.490204	7.87%	39,646
2016	51.723508	64.422196	24.55%	43,275
2015	55.650339	51.723508	-7.06%	46,448
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	61.026660	74.049614	21.34%	45,358
2019	49.109695	61.026660	24.27%	54,438
2018	56.840324	49.109695	-13.60%	58,750
2017	50.640580	56.840324	12.24%	62,100
2016	41.684743	50.640580	21.48%	69,333
2015	42.849059	41.684743	-2.72%	74,543
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.840649	24.527239	12.30%	59,653
2019	17.243122	21.840649	26.66%	65,346
2018	18.308485	17.243122	-5.82%	72,382
2017	14.826494	18.308485	23.48%	100,317
2016	13.196000	14.826494	12.36%	117,453
2015	13.488407	13.196000	-2.17%	130,183
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
69

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.603234	25.341298	12.11%	12,897
2019	18.137520	22.603234	24.62%	13,491
2018	19.467689	18.137520	-6.83%	17,175
2017	16.594056	19.467689	17.32%	18,132
2016	15.237335	16.594056	8.90%	21,442
2015	15.456864	15.237335	-1.42%	26,838
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.809414	17.600518	-6.43%	109,500
2019	14.551087	18.809414	29.26%	124,641
2018	15.314543	14.551087	-4.99%	136,310
2017	14.539750	15.314543	5.33%	152,107
2016	13.694685	14.539750	6.17%	164,111
2015	14.630830	13.694685	-6.40%	187,969
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.312840	33.13%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.564427	39.089456	59.13%	109,682
2019	18.096084	24.564427	35.74%	128,218
2018	19.644341	18.096084	-7.88%	139,618
2017	15.549194	19.644341	26.34%	154,033
2016	14.766924	15.549194	5.30%	176,481
2015	14.958847	14.766924	-1.28%	194,519
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.784521	16.334987	10.49%	921
2019	13.786086	14.784521	7.24%	921
2018	14.255749	13.786086	-3.29%	921
2017	13.904682	14.255749	2.52%	921
2016	13.365658	13.904682	4.03%	921
2015	13.889994	13.365658	-3.77%	0
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	1,792
2011	12.773571	14.107607	10.44%	0
70

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	17.107976	18.381446	7.44%	0
2019	15.964425	17.107976	7.16%	0
2018	16.229912	15.964425	-1.64%	0
2017	15.640199	16.229912	3.77%	0
2016	15.400078	15.640199	1.56%	0
2015	15.503838	15.400078	-0.67%	0
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	1,746
2011	13.959709	14.304255	2.47%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.286178	18.715137	22.43%	0
2019	12.928559	15.286178	18.24%	0
2018	14.373264	12.928559	-10.05%	0
2017	13.816301	14.373264	4.03%	0
2016	11.669314	13.816301	18.40%	0
2015	13.478242	11.669314	-13.42%	0
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	72.764406	84.377438	15.96%	3,641
2019	56.336924	72.764406	29.16%	4,466
2018	74.453582	56.336924	-24.33%	5,570
2017	49.842275	74.453582	49.38%	6,744
2016	50.343465	49.842275	-1.00%	6,179
2015	59.184888	50.343465	-14.94%	13,424
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	29.096111	34.275743	17.80%	1,696
2019	26.298422	29.096111	10.64%	1,932
2018	37.077128	26.298422	-29.07%	2,600
2017	38.135960	37.077128	-2.78%	2,826
2016	26.831055	38.135960	42.13%	3,023
2015	40.764212	26.831055	-34.18%	5,413
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
71

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	29.192827	32.101580	9.96%	0
2019	23.947295	29.192827	21.90%	0
2018	26.147039	23.947295	-8.41%	0
2017	22.064198	26.147039	18.50%	0
2016	19.767858	22.064198	11.62%	0
2015	21.296525	19.767858	-7.18%	0
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	21.917648	27.134758	23.80%	0
2019	17.353358	21.917648	26.30%	0
2018	20.814434	17.353358	-16.63%	0
2017	16.129127	20.814434	29.05%	0
2016	17.353149	16.129127	-7.05%	0
2015	17.511528	17.353149	-0.90%	0
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	39.878319	39.603474	-0.69%	0
2019	31.918359	39.878319	24.94%	0
2018	35.726136	31.918359	-10.66%	0
2017	33.401916	35.726136	6.96%	0
2016	28.187789	33.401916	18.50%	0
2015	29.818974	28.187789	-5.47%	0
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	32.724395	37.980334	16.06%	0
2019	25.363876	32.724395	29.02%	0
2018	27.045498	25.363876	-6.22%	0
2017	22.624598	27.045498	19.54%	0
2016	20.592346	22.624598	9.87%	0
2015	20.708562	20.592346	-0.56%	0
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
72

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.677424	31.351165	22.10%	0
2019	19.431681	25.677424	32.14%	0
2018	20.669420	19.431681	-5.99%	0
2017	18.221165	20.669420	13.44%	0
2016	16.784834	18.221165	8.56%	0
2015	17.629661	16.784834	-4.79%	0
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	32.243647	39.224042	21.65%	0
2019	24.089052	32.243647	33.85%	0
2018	26.297493	24.089052	-8.40%	0
2017	20.997999	26.297493	25.24%	0
2016	19.785458	20.997999	6.13%	0
2015	20.626571	19.785458	-4.08%	0
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.388594	19.553587	6.34%	0
2019	17.083753	18.388594	7.64%	0
2018	17.475567	17.083753	-2.24%	0
2017	17.078720	17.475567	2.32%	0
2016	16.724858	17.078720	2.12%	0
2015	17.046953	16.724858	-1.89%	0
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	46.203494	59.269594	28.28%	0
2019	35.738912	46.203494	29.28%	0
2018	38.863105	35.738912	-8.04%	0
2017	32.450869	38.863105	19.76%	0
2016	30.574740	32.450869	6.14%	0
2015	30.915249	30.574740	-1.10%	0
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
73

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	29.530966	30.944784	4.79%	0
2019	23.582477	29.530966	25.22%	0
2018	26.179613	23.582477	-9.92%	0
2017	23.596135	26.179613	10.95%	0
2016	20.347994	23.596135	15.96%	0
2015	21.571362	20.347994	-5.67%	0
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	33.551430	55.600879	65.72%	0
2019	24.246401	33.551430	38.38%	0
2018	21.946055	24.246401	10.48%	0
2017	16.601874	21.946055	32.19%	0
2016	16.838050	16.601874	-1.40%	0
2015	16.230849	16.838050	3.74%	0
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	35.505461	50.197437	41.38%	0
2019	26.903995	35.505461	31.97%	0
2018	27.433514	26.903995	-1.93%	0
2017	20.660497	27.433514	32.78%	0
2016	20.857321	20.660497	-0.94%	0
2015	19.810096	20.857321	5.29%	0
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.718624	18.897412	0.96%	0
2019	16.561605	18.718624	13.02%	0
2018	17.470019	16.561605	-5.20%	0
2017	16.589255	17.470019	5.31%	0
2016	14.747235	16.589255	12.49%	0
2015	15.579805	14.747235	-5.34%	0
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
74

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.036507	25.030968	13.59%	0
2019	17.549530	22.036507	25.57%	0
2018	20.966575	17.549530	-16.30%	0
2017	16.384813	20.966575	27.96%	0
2016	17.558211	16.384813	-6.68%	0
2015	17.250679	17.558211	1.78%	0
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.004586	16.570816	-2.55%	0
2019	15.322820	17.004586	10.98%	0
2018	18.389296	15.322820	-16.68%	0
2017	15.977491	18.389296	15.10%	0
2016	15.112877	15.977491	5.72%	0
2015	16.401134	15.112877	-7.85%	0
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.995919	15.729211	4.89%	0
2019	12.559596	14.995919	19.40%	0
2018	13.907653	12.559596	-9.69%	0
2017	12.289725	13.907653	13.16%	0
2016	11.320692	12.289725	8.56%	0
2015	11.587827	11.320692	-2.31%	0
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.757138	28.268262	29.93%	0
2019	16.670402	21.757138	30.51%	0
2018	18.247735	16.670402	-8.64%	0
2017	14.881730	18.247735	22.62%	0
2016	13.925704	14.881730	6.87%	0
2015	14.170596	13.925704	-1.73%	0
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
75

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.495849	20.480356	10.73%	0
2019	15.657472	18.495849	18.13%	0
2018	16.889035	15.657472	-7.29%	0
2017	15.011756	16.889035	12.51%	0
2016	14.130368	15.011756	6.24%	0
2015	14.352055	14.130368	-1.54%	0
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.148915	21.190109	0.19%	0
2019	17.378234	21.148915	21.70%	0
2018	19.772275	17.378234	-12.11%	0
2017	17.515127	19.772275	12.89%	0
2016	14.511799	17.515127	20.70%	0
2015	15.483098	14.511799	-6.27%	0
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.678834	20.252415	2.91%	0
2019	17.911507	19.678834	9.87%	0
2018	18.996691	17.911507	-5.71%	0
2017	18.181156	18.996691	4.49%	0
2016	15.729698	18.181156	15.58%	0
2015	16.651777	15.729698	-5.54%	0
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.567205	21.979421	-2.60%	0
2019	18.719358	22.567205	20.56%	0
2018	21.795695	18.719358	-14.11%	0
2017	21.370023	21.795695	1.99%	0
2016	17.161492	21.370023	24.52%	0
2015	18.686142	17.161492	-8.16%	0
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
76

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.060535	23.655569	2.58%	0
2019	18.506117	23.060535	24.61%	0
2018	21.624091	18.506117	-14.42%	0
2017	19.335223	21.624091	11.84%	0
2016	15.509268	19.335223	24.67%	0
2015	16.918962	15.509268	-8.33%	0
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.194641	27.478699	29.65%	0
2019	17.146773	21.194641	23.61%	0
2018	19.439386	17.146773	-11.79%	0
2017	16.150035	19.439386	20.37%	0
2016	14.472866	16.150035	11.59%	0
2015	14.908672	14.472866	-2.92%	0
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.087266	32.662205	35.60%	0
2019	18.287783	24.087266	31.71%	0
2018	19.297711	18.287783	-5.23%	0
2017	15.080258	19.297711	27.97%	0
2016	14.102669	15.080258	6.93%	0
2015	13.592949	14.102669	3.75%	0
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	36.673021	49.264875	34.34%	0
2019	27.378326	36.673021	33.95%	0
2018	29.532267	27.378326	-7.29%	0
2017	23.673699	29.532267	24.75%	0
2016	24.611825	23.673699	-3.81%	0
2015	24.168341	24.611825	1.83%	0
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
77

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	37.260849	51.557170	38.37%	0
2019	27.185006	37.260849	37.06%	0
2018	29.434183	27.185006	-7.64%	0
2017	23.236297	29.434183	26.67%	0
2016	23.086149	23.236297	0.65%	0
2015	22.018866	23.086149	4.85%	0
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.385798	33.122680	25.53%	0
2019	20.357322	26.385798	29.61%	0
2018	23.843544	20.357322	-14.62%	0
2017	17.738413	23.843544	34.42%	0
2016	18.020436	17.738413	-1.57%	0
2015	17.627536	18.020436	2.23%	0
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.324846	13.215318	-13.77%	0
2019	12.668244	15.324846	20.97%	0
2018	13.726401	12.668244	-7.71%	0
2017	12.345083	13.726401	11.19%	0
2016	12.300682	12.345083	0.36%	0
2015	12.694989	12.300682	-3.11%	0
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	27.542147	31.004548	12.57%	0
2019	21.134539	27.542147	30.32%	0
2018	21.298462	21.134539	-0.77%	0
2017	18.695811	21.298462	13.92%	0
2016	21.469288	18.695811	-12.92%	0
2015	21.160202	21.469288	1.46%	0
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
78

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	26.162139	29.331510	12.11%	0
2019	20.689461	26.162139	26.45%	0
2018	24.744388	20.689461	-16.39%	0
2017	20.453443	24.744388	20.98%	0
2016	20.889999	20.453443	-2.09%	0
2015	21.750204	20.889999	-3.95%	0
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	31.848381	35.690051	12.06%	0
2019	24.517206	31.848381	29.90%	0
2018	27.065356	24.517206	-9.41%	0
2017	23.537874	27.065356	14.99%	0
2016	21.440825	23.537874	9.78%	0
2015	21.098313	21.440825	1.62%	0
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.055882	36.996791	36.74%	0
2019	20.101797	27.055882	34.59%	0
2018	20.095566	20.101797	0.03%	0
2017	15.717118	20.095566	27.86%	0
2016	15.675585	15.717118	0.26%	0
2015	14.238825	15.675585	10.09%	0
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.768223	24.857924	48.24%	0
2019	11.772897	16.768223	42.43%	0
2018	11.863698	11.772897	-0.77%	0
2017	8.323581	11.863698	42.53%	0
2016	7.433204	8.323581	11.98%	0
2015	7.222380	7.433204	2.92%	0
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
79

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.142688	14.996864	14.11%	0
2019	10.546520	13.142688	24.62%	0
2018	12.637389	10.546520	-16.55%	0
2017	9.822826	12.637389	28.65%	0
2016	10.705242	9.822826	-8.24%	0
2015	11.935803	10.705242	-10.31%	0
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	47.639255	49.451172	3.80%	0
2019	42.396128	47.639255	12.37%	0
2018	46.329118	42.396128	-8.49%	0
2017	42.935150	46.329118	7.90%	0
2016	39.485825	42.935150	8.74%	0
2015	40.601309	39.485825	-2.75%	0
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.522975	20.206228	9.09%	0
2019	15.991883	18.522975	15.83%	0
2018	17.392956	15.991883	-8.06%	0
2017	15.230453	17.392956	14.20%	0
2016	14.667306	15.230453	3.84%	0
2015	15.932340	14.667306	-7.94%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.331706	33.174187	48.55%	0
2019	17.053286	22.331706	30.95%	0
2018	20.757249	17.053286	-17.84%	0
2017	16.779761	20.757249	23.70%	0
2016	17.430349	16.779761	-3.73%	0
2015	17.810323	17.430349	-2.13%	0
2014	18.293580	17.810323	-2.64%	0
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
80

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.166356	19.615420	2.34%	0
2019	17.851174	19.166356	7.37%	0
2018	18.588214	17.851174	-3.97%	0
2017	17.773844	18.588214	4.58%	0
2016	16.632981	17.773844	6.86%	0
2015	17.415410	16.632981	-4.49%	0
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	29.446334	31.959175	8.53%	0
2019	23.154480	29.446334	27.17%	0
2018	23.545874	23.154480	-1.66%	0
2017	19.863101	23.545874	18.54%	0
2016	18.130502	19.863101	9.56%	0
2015	18.263843	18.130502	-0.73%	0
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	26.207899	26.710859	1.92%	0
2019	20.931001	26.207899	25.21%	0
2018	22.949435	20.931001	-8.80%	0
2017	19.774620	22.949435	16.05%	0
2016	17.054837	19.774620	15.95%	0
2015	18.506738	17.054837	-7.85%	0
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.373524	14.075156	5.25%	0
2019	12.481619	13.373524	7.15%	0
2018	12.745604	12.481619	-2.07%	0
2017	12.413066	12.745604	2.68%	0
2016	11.980252	12.413066	3.61%	0
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
81

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.167503	26.929468	11.43%	0
2019	19.986836	24.167503	20.92%	0
2018	24.610636	19.986836	-18.79%	0
2017	17.683070	24.610636	39.18%	0
2016	16.690897	17.683070	5.94%	0
2015	20.202692	16.690897	-17.38%	0
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.919368	24.939791	4.27%	0
2019	21.196168	23.919368	12.85%	0
2018	22.220127	21.196168	-4.61%	0
2017	21.161950	22.220127	5.00%	0
2016	18.847818	21.161950	12.28%	0
2015	19.677103	18.847818	-4.21%	0
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.332391	15.996670	4.33%	0
2019	14.669759	15.332391	4.52%	0
2018	14.924394	14.669759	-1.71%	0
2017	14.864264	14.924394	0.40%	0
2016	15.001687	14.864264	-0.92%	0
2015	15.269983	15.001687	-1.76%	0
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.003107	9.862013	-1.41%	0
2019	9.992913	10.003107	0.10%	0
2018	10.022113	9.992913	-0.29%	0
2017	10.147023	10.022113	-1.23%	0
2016	10.315997	10.147023	-1.64%	0
2015	10.489064	10.315997	-1.65%	0
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
82

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.260048	16.201166	6.17%	0
2019	13.025452	15.260048	17.16%	0
2018	15.497310	13.025452	-15.95%	0
2017	12.362574	15.497310	25.36%	0
2016	12.461136	12.362574	-0.79%	0
2015	13.069787	12.461136	-4.66%	0
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.414940	22.155119	8.52%	0
2019	17.629115	20.414940	15.80%	0
2018	19.006098	17.629115	-7.24%	0
2017	17.111993	19.006098	11.07%	0
2016	16.238382	17.111993	5.38%	0
2015	16.566255	16.238382	-1.98%	0
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.998526	29.425800	27.95%	0
2019	17.914940	22.998526	28.38%	0
2018	18.795560	17.914940	-4.69%	0
2017	14.676860	18.795560	28.06%	0
2016	14.602627	14.676860	0.51%	0
2015	14.354615	14.602627	1.73%	0
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.685053	45.236779	16.94%	0
2019	28.582417	38.685053	35.35%	0
2018	29.439387	28.582417	-2.91%	0
2017	23.510413	29.439387	25.22%	0
2016	23.065901	23.510413	1.93%	0
2015	22.316302	23.065901	3.36%	0
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
83

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.639423	29.585464	-0.18%	0
2019	23.738283	29.639423	24.86%	0
2018	26.628204	23.738283	-10.85%	0
2017	24.912377	26.628204	6.89%	0
2016	21.030740	24.912377	18.46%	0
2015	22.338693	21.030740	-5.86%	0
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	57.307892	63.754226	11.25%	0
2019	46.373752	57.307892	23.58%	0
2018	53.214361	46.373752	-12.85%	0
2017	46.730765	53.214361	13.87%	0
2016	39.498508	46.730765	18.31%	0
2015	41.205435	39.498508	-4.14%	0
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.916001	21.307625	-2.78%	0
2019	17.993015	21.916001	21.80%	0
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	32.968703	45.682967	38.56%	0
2019	24.700558	32.968703	33.47%	0
2018	27.283743	24.700558	-9.47%	0
2017	22.205325	27.283743	22.87%	0
2016	20.845623	22.205325	6.52%	0
2015	21.036305	20.845623	-0.91%	0
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
84

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	59.661716	61.700594	3.42%	0
2019	50.976672	59.661716	17.04%	0
2018	62.419206	50.976672	-18.33%	0
2017	58.189508	62.419206	7.27%	0
2016	46.979790	58.189508	23.86%	0
2015	50.829279	46.979790	-7.57%	0
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	54.206856	65.408886	20.67%	0
2019	43.865509	54.206856	23.58%	0
2018	51.056408	43.865509	-14.08%	0
2017	45.741105	51.056408	11.62%	0
2016	37.861612	45.741105	20.81%	0
2015	39.136843	37.861612	-3.26%	0
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.464712	22.854247	11.68%	0
2019	16.247143	20.464712	25.96%	0
2018	17.348045	16.247143	-6.35%	0
2017	14.126998	17.348045	22.80%	0
2016	12.643529	14.126998	11.73%	0
2015	12.995975	12.643529	-2.71%	0
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.179401	23.612933	11.49%	0
2019	17.090001	21.179401	23.93%	0
2018	18.446554	17.090001	-7.35%	0
2017	15.811271	18.446554	16.67%	0
2016	14.599508	15.811271	8.30%	0
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.624321	16.399778	-6.95%	0
2019	13.710503	17.624321	28.55%	0
2018	14.511046	13.710503	-5.52%	0
2017	13.853685	14.511046	4.75%	0
2016	13.121192	13.853685	5.58%	0
2015	14.096552	13.121192	-6.92%	0
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.263566	32.64%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.016954	36.423518	58.25%	0
2019	17.050897	23.016954	34.99%	0
2018	18.613910	17.050897	-8.40%	0
2017	14.815684	18.613910	25.64%	0
2016	14.148778	14.815684	4.71%	0
2015	14.412852	14.148778	-1.83%	0
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.705732	15.058860	9.87%	0
2019	12.851617	13.705732	6.65%	0
2018	13.364174	12.851617	-3.84%	0
2017	13.107765	13.364174	1.96%	0
2016	12.669901	13.107765	3.46%	0
2015	13.240569	12.669901	-4.31%	0
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.859673	16.945454	6.85%	0
2019	14.882329	15.859673	6.57%	0
2018	15.214887	14.882329	-2.19%	0
2017	14.743825	15.214887	3.19%	0
2016	14.598411	14.743825	1.00%	0
2015	14.778952	14.598411	-1.22%	0
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.172484	17.255225	21.75%	0
2019	12.053642	14.172484	17.58%	0
2018	13.476004	12.053642	-10.55%	0
2017	13.026061	13.476004	3.45%	0
2016	11.063192	13.026061	17.74%	0
2015	12.849680	11.063192	-13.90%	0
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	64.632456	74.530616	15.31%	0
2019	50.320600	64.632456	28.44%	0
2018	66.877143	50.320600	-24.76%	0
2017	45.019543	66.877143	48.55%	0
2016	45.725804	45.019543	-1.54%	0
2015	54.057269	45.725804	-15.41%	0
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	25.843607	30.274952	17.15%	0
2019	23.489245	25.843607	10.02%	0
2018	33.303108	23.489245	-29.47%	0
2017	34.445125	33.303108	-3.32%	0
2016	24.369415	34.445125	41.35%	0
2015	37.231921	24.369415	-34.55%	0
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
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When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
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This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
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In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America® V
NEA Valuebuilder SelectSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258). Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account. Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide. Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements are related to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas 66636 – 0001. Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. No underwriting commissions have been paid by Nationwide to SDL for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.669555	14.176309	3.71%	3,755
2019	11.993676	13.669555	13.97%	2,202
2018	13.089545	11.993676	-8.37%	2,219
2017	11.576608	13.089545	13.07%	2,238
2016	11.323854	11.576608	2.23%	1,815
2015	11.600604	11.323854	-2.39%	1,816
2014	11.256096	11.600604	3.06%	1,816
2013	10.167936	11.256096	10.70%	1,816
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.858337	8.954596	1.09%	0
2019	7.669232	8.858337	15.50%	0
2018*	10.000000	7.669232	-23.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.736982	22.154268	1.92%	4,374
2019	18.330553	21.736982	18.58%	4,318
2018	21.882609	18.330553	-16.23%	5,001
2017	19.605961	21.882609	11.61%	6,652
2016	15.885120	19.605961	23.42%	4,702
2015	17.031581	15.885120	-6.73%	3,586
2014	15.806910	17.031581	7.75%	4,187
2013	11.612344	15.806910	36.12%	7,451
2012	9.911273	11.612344	17.16%	7,457
2011	10.966845	9.911273	-9.63%	6,896
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.828733	16.066851	8.35%	24,811
2019	13.767981	14.828733	7.70%	27,957
2018	14.325759	13.767981	-3.89%	36,281
2017	13.971660	14.325759	2.53%	43,475
2016	13.532889	13.971660	3.24%	51,173
2015	14.029679	13.532889	-3.54%	48,688
2014	13.732578	14.029679	2.16%	66,752
2013	15.171785	13.732578	-9.49%	68,646
2012	14.285811	15.171785	6.20%	86,368
2011	12.926098	14.285811	10.52%	90,757

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	32.865032	36.341765	10.58%	56,429
2019	26.809780	32.865032	22.59%	64,498
2018	29.108686	26.809780	-7.90%	71,761
2017	24.427294	29.108686	19.16%	72,662
2016	21.763717	24.427294	12.24%	77,162
2015	23.316310	21.763717	-6.66%	80,491
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	24.675072	30.719328	24.50%	0
2019	19.427957	24.675072	27.01%	0
2018	23.172346	19.427957	-16.16%	0
2017	17.856798	23.172346	29.77%	0
2016	19.105368	17.856798	-6.54%	0
2015	19.172501	19.105368	-0.35%	0
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	29.261162	29.289614	0.10%	22,731
2019	22.908665	29.261162	27.73%	35,420
2018	26.576190	22.908665	-13.80%	39,345
2017	24.057594	26.576190	10.47%	43,734
2016	19.799287	24.057594	21.51%	48,412
2015	20.310510	19.799287	-2.52%	44,930
2014	17.639464	20.310510	15.14%	46,693
2013	13.707510	17.639464	28.68%	50,455
2012	11.914872	13.707510	15.05%	39,534
2011	12.131262	11.914872	-1.78%	39,272
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	44.894837	44.834861	-0.13%	0
2019	35.733831	44.894837	25.64%	0
2018	39.773005	35.733831	-10.16%	0
2017	36.979366	39.773005	7.55%	0
2016	31.033792	36.979366	19.16%	0
2015	32.647049	31.033792	-4.94%	0
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.076033	30.76%	938

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.902854	12.597403	5.84%	2,474
2019	10.477971	11.902854	13.60%	2,083
2018	10.910293	10.477971	-3.96%	5,391
2017	10.302079	10.910293	5.90%	6,565
2016	9.232806	10.302079	11.58%	971
2015*	10.000000	9.232806	-7.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.752788	11.543045	7.35%	9,056
2019	9.961216	10.752788	7.95%	11,456
2018	10.145817	9.961216	-1.82%	4,969
2017	9.939655	10.145817	2.07%	4,940
2016	9.808699	9.939655	1.34%	5,395
2015*	10.000000	9.808699	-1.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.929096	15.292035	2.43%	4,571
2019	11.842963	14.929096	26.06%	5,211
2018	12.934695	11.842963	-8.44%	9,039
2017	11.226802	12.934695	15.21%	9,003
2016	9.780640	11.226802	14.79%	7,852
2015*	10.000000	9.780640	-2.19%	403
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.669299	22.287593	19.38%	43,640
2019	16.030648	18.669299	16.46%	43,925
2018	17.539200	16.030648	-8.60%	48,603
2017	15.595831	17.539200	12.46%	57,625
2016	15.190796	15.595831	2.67%	60,688
2015	15.515057	15.190796	-2.09%	64,201
2014	15.390246	15.515057	0.81%	89,390
2013	13.600734	15.390246	13.16%	97,558
2012	12.505920	13.600734	8.75%	82,100
2011	13.122397	12.505920	-4.70%	68,778
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.470339	14.367382	6.66%	482
2019	11.363834	13.470339	18.54%	3,851
2018	13.628691	11.363834	-16.62%	3,967
2017	11.978277	13.628691	13.78%	4,197
2016	10.512985	11.978277	13.94%	4,197
2015	10.904285	10.512985	-3.59%	3,699
2014*	10.000000	10.904285	9.04%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	37.124784	40.622038	9.42%	30,377
2019	30.715050	37.124784	20.87%	34,715
2018	34.121130	30.715050	-9.98%	38,589
2017	30.692673	34.121130	11.17%	39,866
2016	24.682937	30.692673	24.35%	45,761
2015	25.552721	24.682937	-3.40%	48,727
2014	24.578155	25.552721	3.97%	55,088
2013	17.660870	24.578155	39.17%	61,639
2012	15.428967	17.660870	14.47%	64,720
2011	15.512910	15.428967	-0.54%	70,761
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	36.841233	42.997430	16.71%	197,039
2019	28.396001	36.841233	29.74%	231,890
2018	30.109243	28.396001	-5.69%	253,707
2017	25.047963	30.109243	20.21%	274,552
2016	22.671638	25.047963	10.48%	292,256
2015	22.672789	22.671638	-0.01%	327,894
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.908168	35.493025	22.78%	47,104
2019	21.754972	28.908168	32.88%	55,989
2018	23.011237	21.754972	-5.46%	64,462
2017	20.173163	23.011237	14.07%	73,638
2016	18.479930	20.173163	9.16%	85,166
2015	19.302126	18.479930	-4.26%	89,791
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	36.299499	44.404823	22.33%	32,147
2019	26.968409	36.299499	34.60%	37,535
2018	29.276096	26.968409	-7.88%	43,256
2017	23.246830	29.276096	25.94%	45,051
2016	21.782964	23.246830	6.72%	46,696
2015	22.582690	21.782964	-3.54%	52,295
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.182676	11.757167	5.14%	2,656
2019	9.703770	11.182676	15.24%	2,771
2018	10.221005	9.703770	-5.06%	2,738
2017*	10.000000	10.221005	2.21%	2,785
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.601162	17.028646	-3.25%	9,444
2019	13.934395	17.601162	26.31%	9,095
2018	16.964778	13.934395	-17.86%	8,769
2017	15.348301	16.964778	10.53%	9,009
2016	11.838473	15.348301	29.65%	6,240
2015	12.797136	11.838473	-7.49%	2,597
2014	12.251137	12.797136	4.46%	3,469
2013*	10.000000	12.251137	22.51%	1,580
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.210864	11.309207	0.88%	2,808
2019	10.586184	11.210864	5.90%	3,172
2018	10.713776	10.586184	-1.19%	15,142
2017	10.472114	10.713776	2.31%	5,699
2016	9.718836	10.472114	7.75%	9,118
2015	9.925412	9.718836	-2.08%	8,001
2014*	10.000000	9.925412	-0.75%	12
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.634093	22.064006	6.93%	43,493
2019	19.063347	20.634093	8.24%	46,829
2018	19.391515	19.063347	-1.69%	49,236
2017	18.846079	19.391515	2.89%	55,974
2016	18.353254	18.846079	2.69%	59,442
2015	18.602682	18.353254	-1.34%	69,295
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.549197	13.654718	29.44%	1,983
2019	8.256242	10.549197	27.77%	1,181
2018*	10.000000	8.256242	-17.44%	729

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	18.054224	20.068429	11.16%	7,507
2019	15.737216	18.054224	14.72%	11,919
2018	16.594322	15.737216	-5.17%	11,821
2017	14.849290	16.594322	11.75%	12,319
2016	14.261349	14.849290	4.12%	14,045
2015	14.465070	14.261349	-1.41%	13,638
2014	14.016322	14.465070	3.20%	13,257
2013	12.498349	14.016322	12.15%	16,325
2012	11.315439	12.498349	10.45%	16,197
2011	11.473634	11.315439	-1.38%	27,538
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.830988	21.401750	13.65%	36,444
2019	15.865851	18.830988	18.69%	44,179
2018	17.063195	15.865851	-7.02%	47,220
2017	14.812671	17.063195	15.19%	56,139
2016	14.123545	14.812671	4.88%	60,048
2015	14.333150	14.123545	-1.46%	65,845
2014	13.846720	14.333150	3.51%	70,442
2013	12.074272	13.846720	14.68%	74,692
2012	10.786367	12.074272	11.94%	70,922
2011	11.030144	10.786367	-2.21%	78,085
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	20.207770	23.334474	15.47%	54,232
2019	16.428287	20.207770	23.01%	55,721
2018	18.033917	16.428287	-8.90%	58,541
2017	15.092110	18.033917	19.49%	60,471
2016	14.325457	15.092110	5.35%	55,268
2015	14.533601	14.325457	-1.43%	60,769
2014	14.013978	14.533601	3.71%	71,852
2013	11.662690	14.013978	20.16%	68,551
2012	10.211709	11.662690	14.21%	71,921
2011	10.611150	10.211709	-3.76%	71,567
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.920329	16.813498	20.78%	47,778
2019	11.340395	13.920329	22.75%	51,038
2018	12.000170	11.340395	-5.50%	26,791
2017	10.449246	12.000170	14.84%	18,119
2016*	10.000000	10.449246	4.49%	1,832

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	52.016021	67.098795	29.00%	307
2019	40.011280	52.016021	30.00%	311
2018	43.265497	40.011280	-7.52%	314
2017	35.926695	43.265497	20.43%	318
2016	33.661893	35.926695	6.73%	322
2015	33.847465	33.661893	-0.55%	545
2014	30.607192	33.847465	10.59%	571
2013	23.597847	30.607192	29.70%	571
2012	20.515234	23.597847	15.03%	572
2011	21.304743	20.515234	-3.71%	572
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.025524	14.201094	28.80%	8,884
2019*	10.000000	11.025524	10.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.677155	5.759843	-33.62%	50,826
2019	7.988839	8.677155	8.62%	55,310
2018	10.737692	7.988839	-25.60%	63,462
2017	11.166692	10.737692	-3.84%	74,798
2016	8.456925	11.166692	32.04%	82,892
2015	10.790031	8.456925	-21.62%	76,367
2014	12.506725	10.790031	-13.73%	88,901
2013	10.186261	12.506725	22.78%	80,818
2012	9.834227	10.186261	3.58%	81,841
2011	10.488753	9.834227	-6.24%	93,426
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	33.246264	35.032807	5.37%	100,213
2019	26.401798	33.246264	25.92%	106,993
2018	29.145429	26.401798	-9.41%	113,641
2017	26.123686	29.145429	11.57%	130,293
2016	22.402720	26.123686	16.61%	151,391
2015	23.617524	22.402720	-5.14%	170,376
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.980147	15.940450	6.41%	730
2019	11.680070	14.980147	28.25%	462
2018	13.006311	11.680070	-10.20%	575
2017	11.277240	13.006311	15.33%	1,064
2016*	10.000000	11.277240	12.77%	573

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	37.772899	62.946052	66.64%	0
2019	27.145392	37.772899	39.15%	0
2018	24.432607	27.145392	11.10%	0
2017	18.380530	24.432607	32.93%	0
2016	18.538627	18.380530	-0.85%	0
2015	17.770729	18.538627	4.32%	0
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.972668	56.828853	42.17%	163,278
2019	30.120590	39.972668	32.71%	176,098
2018	30.541576	30.120590	-1.38%	199,053
2017	22.873806	30.541576	33.52%	218,170
2016	22.963644	22.873806	-0.39%	227,913
2015	21.689375	22.963644	5.88%	261,567
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	21.073225	21.393481	1.52%	36,361
2019	18.541246	21.073225	13.66%	45,769
2018	19.448875	18.541246	-4.67%	47,426
2017	18.365937	19.448875	5.90%	51,644
2016	16.236153	18.365937	13.12%	51,845
2015	17.057378	16.236153	-4.81%	53,912
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.414455	17.736377	8.05%	68,342
2019	15.145888	16.414455	8.38%	76,471
2018	15.412700	15.145888	-1.73%	96,628
2017	14.961518	15.412700	3.02%	88,376
2016	14.458342	14.961518	3.48%	91,155
2015	14.723060	14.458342	-1.80%	94,224
2014	14.076832	14.723060	4.59%	105,754
2013	14.507539	14.076832	-2.97%	112,393
2012	13.869193	14.507539	4.60%	153,732
2011	13.080146	13.869193	6.03%	143,405

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.356021	26.098567	16.74%	74,162
2019	18.325912	22.356021	21.99%	80,619
2018	21.709019	18.325912	-15.58%	85,756
2017	18.184854	21.709019	19.38%	96,641
2016	16.400061	18.184854	10.88%	100,705
2015	16.834960	16.400061	-2.58%	108,168
2014	16.029009	16.834960	5.03%	116,225
2013	11.911608	16.029009	34.57%	121,375
2012	10.496172	11.911608	13.49%	128,504
2011	11.886570	10.496172	-11.70%	138,603
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	24.809219	28.338045	14.22%	26,390
2019	19.647844	24.809219	26.27%	29,468
2018	23.342056	19.647844	-15.83%	33,679
2017	18.140118	23.342056	28.68%	37,974
2016	19.331387	18.140118	-6.16%	44,129
2015	18.887147	19.331387	2.35%	47,690
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.489446	10.591456	-7.82%	1,663
2019	9.448813	11.489446	21.60%	2,758
2018	10.213788	9.448813	-7.49%	1,610
2017*	10.000000	10.213788	2.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.766921	32.917213	6.99%	12,191
2019	23.165397	30.766921	32.81%	13,634
2018	28.335317	23.165397	-18.25%	17,111
2017	24.032790	28.335317	17.90%	18,446
2016	22.195518	24.032790	8.28%	20,058
2015	23.149550	22.195518	-4.12%	23,813
2014	21.938793	23.149550	5.52%	28,275
2013	17.005390	21.938793	29.01%	31,915
2012	13.528547	17.005390	25.70%	34,431
2011	15.006538	13.528547	-9.85%	37,730

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.632265	17.275850	10.51%	6,137
2019	13.187250	15.632265	18.54%	6,914
2018	14.758780	13.187250	-10.65%	7,714
2017	13.326193	14.758780	10.75%	12,025
2016	11.904886	13.326193	11.94%	13,535
2015	12.834741	11.904886	-7.24%	13,300
2014	12.618130	12.834741	1.72%	13,565
2013	10.308138	12.618130	22.41%	8,308
2012	9.037365	10.308138	14.06%	7,075
2011	9.280772	9.037365	-2.62%	9,689
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	19.082894	19.003920	-0.41%	45,252
2019	16.625311	19.082894	14.78%	52,280
2018	17.567362	16.625311	-5.36%	64,137
2017	16.195602	17.567362	8.47%	68,009
2016	14.361314	16.195602	12.77%	79,074
2015	15.623162	14.361314	-8.08%	83,961
2014	15.099934	15.623162	3.47%	99,177
2013	13.399766	15.099934	12.69%	95,531
2012	12.027382	13.399766	11.41%	82,200
2011	11.877684	12.027382	1.26%	77,737
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.867517	22.749163	4.03%	19,625
2019	17.499862	21.867517	24.96%	22,856
2018	20.310970	17.499862	-13.84%	26,323
2017	18.559345	20.310970	9.44%	40,885
2016	14.413956	18.559345	28.76%	41,828
2015	15.736753	14.413956	-8.41%	44,443
2014	15.821443	15.736753	-0.54%	48,673
2013	11.742187	15.821443	34.74%	51,449
2012	10.028976	11.742187	17.08%	46,369
2011	10.536498	10.028976	-4.82%	54,584
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.525381	14.516293	15.90%	8,397
2019	9.996062	12.525381	25.30%	8,555
2018	12.003921	9.996062	-16.73%	11,071
2017	8.644053	12.003921	38.87%	17,260
2016	7.441938	8.644053	16.15%	17,002
2015	9.359497	7.441938	-20.49%	15,239
2014*	10.000000	9.359497	-6.41%	14,928

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.765595	18.389195	-2.01%	0
2019	16.815636	18.765595	11.60%	0
2018	20.067909	16.815636	-16.21%	0
2017	17.339298	20.067909	15.74%	0
2016	16.310023	17.339298	6.31%	0
2015	17.601814	16.310023	-7.34%	0
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.128816	8.923851	-2.25%	6,327
2019	8.202653	9.128816	11.29%	6,180
2018	9.809133	8.202653	-16.38%	6,734
2017	8.499166	9.809133	15.41%	8,002
2016	8.018123	8.499166	6.00%	8,228
2015	8.670237	8.018123	-7.52%	9,964
2014*	10.000000	8.670237	-13.30%	14,681
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.890212	9.264835	-6.32%	22,591
2019	9.802891	9.890212	0.89%	24,207
2018	9.724087	9.802891	0.81%	27,547
2017	9.646188	9.724087	0.81%	39,382
2016	9.474770	9.646188	1.81%	44,726
2015	10.011105	9.474770	-5.36%	56,783
2014*	10.000000	10.011105	0.11%	58,545
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.311648	13.706766	2.97%	1,799
2019	12.024408	13.311648	10.71%	1,799
2018	12.709968	12.024408	-5.39%	1,976
2017	11.361304	12.709968	11.87%	4,902
2016	11.009778	11.361304	3.19%	4,257
2015	11.819801	11.009778	-6.85%	4,023
2014	11.497629	11.819801	2.80%	8,248
2013	10.236738	11.497629	12.32%	10,831
2012*	10.000000	10.236738	2.37%	4
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.136683	10.698815	5.55%	0
2019	9.418540	10.136683	7.62%	42
2018*	10.000000	9.418540	-5.81%	481

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.178944	10.810746	6.21%	0
2019	9.800822	10.178944	3.86%	0
2018	10.440240	9.800822	-6.12%	157
2017	10.181903	10.440240	2.54%	157
2016	10.344868	10.181903	-1.58%	12,377
2015	10.270057	10.344868	0.73%	15,736
2014	9.921960	10.270057	3.51%	0
2013*	10.000000	9.921960	-0.78%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	16.174127	17.059938	5.48%	0
2019	13.471072	16.174127	20.07%	0
2018	14.833497	13.471072	-9.18%	0
2017	13.035195	14.833497	13.80%	0
2016	11.940812	13.035195	9.17%	0
2015	12.154593	11.940812	-1.76%	0
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.466656	30.659788	30.65%	0
2019	17.880264	23.466656	31.24%	0
2018	19.462552	17.880264	-8.13%	0
2017	15.784517	19.462552	23.30%	0
2016	14.688600	15.784517	7.46%	0
2015	14.863775	14.688600	-1.18%	0
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.948777	22.212659	11.35%	0
2019	16.793543	19.948777	18.79%	0
2018	18.013136	16.793543	-6.77%	0
2017	15.922153	18.013136	13.13%	0
2016	14.904229	15.922153	6.83%	0
2015	15.053864	14.904229	-0.99%	0
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.810417	22.982689	0.76%	0
2019	18.639309	22.810417	22.38%	0
2018	21.088406	18.639309	-11.61%	0
2017	18.577483	21.088406	13.52%	0
2016	15.306681	18.577483	21.37%	0
2015	16.240340	15.306681	-5.75%	0
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	21.224571	21.965355	3.49%	0
2019	19.211026	21.224571	10.48%	0
2018	20.260990	19.211026	-5.18%	0
2017	19.283657	20.260990	5.07%	0
2016	16.591056	19.283657	16.23%	0
2015	17.465914	16.591056	-5.01%	0
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.340465	23.839112	-2.06%	0
2019	20.078019	24.340465	21.23%	0
2018	23.246797	20.078019	-13.63%	0
2017	22.666380	23.246797	2.56%	0
2016	18.101658	22.666380	25.22%	0
2015	19.600188	18.101658	-7.65%	0
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.872395	25.656881	3.15%	0
2019	19.849179	24.872395	25.31%	0
2018	23.063615	19.849179	-13.94%	0
2017	20.508074	23.063615	12.46%	0
2016	16.358870	20.508074	25.36%	0
2015	17.746496	16.358870	-7.82%	0
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.860006	29.803407	30.37%	0
2019	18.391246	22.860006	24.30%	0
2018	20.733535	18.391246	-11.30%	0
2017	17.129742	20.733535	21.04%	0
2016	15.265725	17.129742	12.21%	0
2015	15.637934	15.265725	-2.38%	0
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.979554	35.424942	36.36%	0
2019	19.614822	25.979554	32.45%	0
2018	20.582234	19.614822	-4.70%	0
2017	15.994936	20.582234	28.68%	0
2016	14.875128	15.994936	7.53%	0
2015	14.257773	14.875128	4.33%	0
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.059897	33.788663	40.44%	2,324
2019	17.831951	24.059897	34.93%	2,603
2018	18.761265	17.831951	-4.95%	3,108
2017	14.933293	18.761265	25.63%	3,365
2016	14.800424	14.933293	0.90%	2,505
2015	14.286411	14.800424	3.60%	2,932
2014	13.354435	14.286411	6.98%	5,466
2013	9.659049	13.354435	38.26%	2,960
2012*	10.000000	9.659049	-3.41%	3,556
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	41.286872	55.772790	35.09%	0
2019	30.651474	41.286872	34.70%	0
2018	32.877934	30.651474	-6.77%	0
2017	26.209631	32.877934	25.44%	0
2016	27.097148	26.209631	-3.28%	0
2015	26.460900	27.097148	2.40%	0
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	41.949130	58.368712	39.14%	62,928
2019	30.435370	41.949130	37.83%	71,986
2018	32.769050	30.435370	-7.12%	81,831
2017	25.725611	32.769050	27.38%	89,009
2016	25.417636	25.725611	1.21%	99,270
2015	24.107756	25.417636	5.43%	101,291
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.682208	46.82%	4,984
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	29.444859	37.169435	26.23%	136,508
2019	22.591168	29.444859	30.34%	159,997
2018	26.311803	22.591168	-14.14%	174,298
2017	19.466241	26.311803	35.17%	187,581
2016	19.666042	19.466241	-1.02%	199,652
2015	19.130264	19.666042	2.80%	232,595
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.528976	14.333509	-13.28%	0
2019	13.587675	16.528976	21.65%	0
2018	14.640252	13.587675	-7.19%	0
2017	13.093984	14.640252	11.81%	0
2016	12.974578	13.093984	0.92%	0
2015	13.315993	12.974578	-2.56%	0
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.319197	11.575392	2.26%	4,286
2019	10.329178	11.319197	9.58%	4,406
2018	10.925137	10.329178	-5.45%	4,404
2017	10.394333	10.925137	5.11%	4,749
2016	9.865136	10.394333	5.36%	2,533
2015	10.205551	9.865136	-3.34%	17,459
2014	10.034213	10.205551	1.71%	19,645
2013	10.159260	10.034213	-1.23%	4,048
2012*	10.000000	10.159260	1.59%	4,839

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.705987	33.627377	13.20%	0
2019	22.668239	29.705987	31.05%	0
2018	22.716230	22.668239	-0.21%	0
2017	19.829773	22.716230	14.56%	0
2016	22.645119	19.829773	-12.43%	0
2015	22.194935	22.645119	2.03%	0
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	28.871251	32.549813	12.74%	0
2019	22.704943	28.871251	27.16%	0
2018	27.002884	22.704943	-15.92%	0
2017	22.196599	27.002884	21.65%	0
2016	22.544615	22.196599	-1.54%	0
2015	23.342339	22.544615	-3.42%	0
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	35.854896	40.404587	12.69%	46,532
2019	27.448036	35.854896	30.63%	53,402
2018	30.131258	27.448036	-8.91%	67,375
2017	26.058960	30.131258	15.63%	76,052
2016	23.605694	26.058960	10.39%	83,955
2015	23.099421	23.605694	2.19%	90,197
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.953860	18.266413	7.74%	97
2019	13.709852	16.953860	23.66%	124
2018	15.682282	13.709852	-12.58%	117
2017	13.829740	15.682282	13.40%	19,083
2016	12.356679	13.829740	11.92%	19,215
2015	13.052854	12.356679	-5.33%	19,215
2014	12.669740	13.052854	3.02%	19,244
2013	9.972152	12.669740	27.05%	19,245
2012*	10.000000	9.972152	-0.28%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.637350	28.036132	18.61%	11,131
2019	18.897840	23.637350	25.08%	12,923
2018	21.309112	18.897840	-11.32%	15,599
2017	18.873632	21.309112	12.90%	24,249
2016	16.164751	18.873632	16.76%	26,017
2015	17.369183	16.164751	-6.93%	24,195
2014	15.690006	17.369183	10.70%	26,072
2013	11.250104	15.690006	39.47%	27,343
2012	9.641310	11.250104	16.69%	24,264
2011	9.968885	9.641310	-3.29%	24,253
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.174861	13.377476	19.71%	7,572
2019	8.830778	11.174861	26.54%	8,516
2018	11.099776	8.830778	-20.44%	3,745
2017	8.875693	11.099776	25.06%	3,355
2016	9.224626	8.875693	-3.78%	2,470
2015	9.046251	9.224626	1.97%	2,140
2014*	10.000000	9.046251	-9.54%	7,689
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	34.186562	38.502672	12.63%	12,631
2019	28.385068	34.186562	20.44%	12,183
2018	30.353468	28.385068	-6.48%	13,864
2017	25.948570	30.353468	16.98%	15,246
2016	26.927957	25.948570	-3.64%	18,247
2015	29.706959	26.927957	-9.35%	24,068
2014	31.706766	29.706959	-6.31%	36,398
2013	25.620439	31.706766	23.76%	40,304
2012	21.737636	25.620439	17.86%	42,813
2011	23.685706	21.737636	-8.22%	43,581
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.466868	32.996609	4.86%	14,300
2019	28.614173	31.466868	9.97%	14,193
2018	29.559325	28.614173	-3.20%	16,781
2017	28.016130	29.559325	5.51%	19,709
2016	24.380496	28.016130	14.91%	18,279
2015	26.366831	24.380496	-7.53%	15,501
2014	26.161791	26.366831	0.78%	14,488
2013	23.939285	26.161791	9.28%	24,854
2012	20.402867	23.939285	17.33%	7,569

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.486720	59.662778	47.36%	16,473
2019	29.677205	40.486720	36.42%	13,164
2018	30.026633	29.677205	-1.16%	12,435
2017	23.924819	30.026633	25.50%	12,286
2016	22.796053	23.924819	4.95%	12,174
2015	24.463597	22.796053	-6.82%	12,254
2014	22.931123	24.463597	6.68%	13,793
2013	17.844019	22.931123	28.51%	12,989
2012	15.888445	17.844019	12.31%	821
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.684551	11.650283	9.04%	3,083
2019	9.886182	10.684551	8.08%	1,288
2018	10.127013	9.886182	-2.38%	1,240
2017	9.907169	10.127013	2.22%	1,050
2016	9.799338	9.907169	1.10%	1,581
2015*	10.000000	9.799338	-2.01%	687
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	30.236365	41.576856	37.51%	140,576
2019	22.339911	30.236365	35.35%	155,708
2018	22.208052	22.339911	0.59%	167,711
2017	17.273094	22.208052	28.57%	183,505
2016	17.131909	17.273094	0.82%	190,398
2015	15.475140	17.131909	10.71%	205,220
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.739544	27.935481	49.07%	79,941
2019	13.083832	18.739544	43.23%	81,900
2018	13.110963	13.083832	-0.21%	84,060
2017	9.147736	13.110963	43.32%	78,499
2016	8.123926	9.147736	12.60%	73,538
2015	7.849611	8.123926	3.49%	88,300
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.688034	16.853969	14.75%	108,170
2019	11.721084	14.688034	25.31%	118,075
2018	13.966198	11.721084	-16.08%	126,573
2017	10.795546	13.966198	29.37%	145,726
2016	11.700067	10.795546	-7.73%	155,433
2015	12.972344	11.700067	-9.81%	167,650
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	35.066656	34.809206	-0.73%	15,369
2019	27.971239	35.066656	25.37%	21,118
2018	32.081353	27.971239	-12.81%	22,561
2017	28.512542	32.081353	12.52%	25,149
2016	25.135143	28.512542	13.44%	26,362
2015	26.107950	25.135143	-3.73%	28,005
2014	22.933695	26.107950	13.84%	28,451
2013	17.527195	22.933695	30.85%	27,968
2012	14.722599	17.527195	19.05%	24,480
2011	14.571140	14.722599	1.04%	19,985
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.636789	10.385654	-2.36%	7,855
2019	9.103525	10.636789	16.84%	7,179
2018	11.302782	9.103525	-19.46%	7,073
2017	8.940360	11.302782	26.42%	6,540
2016	7.484290	8.940360	19.46%	8,254
2015	9.466069	7.484290	-20.94%	299
2014*	10.000000	9.466069	-5.34%	8,999
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.766923	11.439333	6.25%	2,048
2019	10.042145	10.766923	7.22%	2,308
2018	10.259776	10.042145	-2.12%	2,389
2017	9.987667	10.259776	2.72%	1,013
2016*	10.000000	9.987667	-0.12%	51
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.124525	33.295579	43.98%	8,336
2019	16.550496	23.124525	39.72%	7,260
2018	17.028013	16.550496	-2.80%	7,114
2017	13.628261	17.028013	24.95%	6,822
2016	12.665066	13.628261	7.61%	7,353
2015	13.086728	12.665066	-3.22%	6,958
2014	14.304313	13.086728	-8.51%	6,483
2013	10.241840	14.304313	39.67%	9,143
2012*	10.000000	10.241840	2.42%	897

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	25.025499	25.547330	2.09%	40,706
2019	19.538746	25.025499	28.08%	45,953
2018	22.039911	19.538746	-11.35%	59,442
2017	18.989918	22.039911	16.06%	67,246
2016	16.875774	18.989918	12.53%	72,750
2015	17.224346	16.875774	-2.02%	76,024
2014	15.803595	17.224346	8.99%	80,447
2013	11.784529	15.803595	34.10%	83,324
2012	10.282757	11.784529	14.60%	88,566
2011	10.445607	10.282757	-1.56%	97,714
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.872683	12.419913	14.23%	1,735
2019*	10.000000	10.872683	8.73%	595
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.747468	27.043156	18.88%	22,457
2019	18.304732	22.747468	24.27%	28,926
2018	20.503262	18.304732	-10.72%	29,578
2017	16.346588	20.503262	25.43%	39,225
2016	15.916511	16.346588	2.70%	41,818
2015	15.136871	15.916511	5.15%	38,182
2014	15.133806	15.136871	0.02%	20,276
2013	11.989006	15.133806	26.23%	24,357
2012	10.456746	11.989006	14.65%	14,408
2011	10.764126	10.456746	-2.86%	10,554
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.340369	33.40%	470
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.653256	36.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.401712	16.420302	6.61%	8,825
2019	14.044915	15.401712	9.66%	9,117
2018	14.295080	14.044915	-1.75%	7,153
2017	13.604315	14.295080	5.08%	7,226
2016	12.963045	13.604315	4.95%	11,053
2015	13.193124	12.963045	-1.74%	9,449
2014	12.368317	13.193124	6.67%	11,030
2013	12.545648	12.368317	-1.41%	12,270
2012	11.591270	12.545648	8.23%	13,099
2011	11.093339	11.591270	4.49%	13,936

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	53.631219	55.982431	4.38%	1,126
2019	47.463285	53.631219	13.00%	1,411
2018	51.576194	47.463285	-7.97%	1,819
2017	47.532858	51.576194	8.51%	2,012
2016	43.471810	47.532858	9.34%	2,464
2015	44.451225	43.471810	-2.20%	3,026
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.009370	11.706752	-2.52%	3,878
2019	9.496529	12.009370	26.46%	4,843
2018	10.425208	9.496529	-8.91%	7,846
2017	9.365958	10.425208	11.31%	5,317
2016	8.237002	9.365958	13.71%	5,821
2015*	10.000000	8.237002	-17.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.440970	22.423164	9.70%	0
2019	17.549680	20.440970	16.47%	0
2018	18.980452	17.549680	-7.54%	0
2017	16.528449	18.980452	14.84%	0
2016	15.829059	16.528449	4.42%	0
2015	17.098621	15.829059	-7.42%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.700388	35.404137	49.38%	33,236
2019	17.997861	23.700388	31.68%	37,845
2018	21.784338	17.997861	-17.38%	41,187
2017	17.512464	21.784338	24.39%	48,456
2016	18.090568	17.512464	-3.20%	58,044
2015	18.382087	18.090568	-1.59%	68,805
2014	18.775823	18.382087	-2.10%	80,804
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.680328	22.906664	10.77%	100,031
2019	17.312382	20.680328	19.45%	113,963
2018	18.423322	17.312382	-6.03%	116,492
2017	16.087041	18.423322	14.52%	111,611
2016	14.922505	16.087041	7.80%	102,243
2015	14.941432	14.922505	-0.13%	100,338
2014	14.389503	14.941432	3.84%	109,123
2013	11.801550	14.389503	21.93%	101,883
2012	10.312373	11.801550	14.44%	68,044
2011	10.330858	10.312373	-0.18%	66,479

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.929420	13.964353	8.00%	33,153
2019	11.995642	12.929420	7.78%	20,036
2018	12.261405	11.995642	-2.17%	17,249
2017	12.011635	12.261405	2.08%	18,566
2016	11.831287	12.011635	1.52%	24,913
2015	11.990578	11.831287	-1.33%	31,503
2014	11.548990	11.990578	3.82%	38,007
2013	11.985942	11.548990	-3.65%	42,868
2012	11.546118	11.985942	3.81%	41,560
2011	11.042165	11.546118	4.56%	43,894
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.519457	32.792769	28.50%	30,397
2019	19.144916	25.519457	33.30%	32,136
2018	21.372909	19.144916	-10.42%	41,314
2017	16.500312	21.372909	29.53%	40,404
2016	16.652152	16.500312	-0.91%	37,309
2015	15.803355	16.652152	5.37%	39,802
2014	15.691090	15.803355	0.72%	41,317
2013	12.333180	15.691090	27.23%	44,915
2012	10.214607	12.333180	20.74%	50,595
2011	11.388162	10.214607	-10.31%	53,942
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.454025	41.134481	49.83%	49,185
2019	21.306490	27.454025	28.85%	59,311
2018	21.687148	21.306490	-1.76%	61,952
2017	17.158194	21.687148	26.40%	63,918
2016	15.906781	17.158194	7.87%	66,676
2015	15.112403	15.906781	5.26%	77,721
2014	14.139854	15.112403	6.88%	98,551
2013	11.030803	14.139854	28.19%	102,322
2012	9.500514	11.030803	16.11%	107,483
2011	10.078460	9.500514	-5.73%	108,187
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.805729	24.386271	11.83%	28,877
2019	17.544992	21.805729	24.28%	37,927
2018	18.137530	17.544992	-3.27%	36,629
2017	15.040732	18.137530	20.59%	42,108
2016	13.689746	15.040732	9.87%	39,197
2015	13.693207	13.689746	-0.03%	38,623
2014	12.560847	13.693207	9.01%	42,406
2013	9.551526	12.560847	31.51%	40,455
2012	8.250277	9.551526	15.77%	34,703
2011	8.532609	8.250277	-3.31%	33,525

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.577240	22.206293	2.92%	27,543
2019	19.984906	21.577240	7.97%	29,931
2018	20.693670	19.984906	-3.43%	32,979
2017	19.677345	20.693670	5.16%	36,976
2016	18.312203	19.677345	7.45%	38,451
2015	19.066962	18.312203	-3.96%	48,553
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	33.151088	36.181319	9.14%	153,574
2019	25.922705	33.151088	27.88%	164,495
2018	26.213418	25.922705	-1.11%	184,977
2017	21.990884	26.213418	19.20%	192,385
2016	19.961400	21.990884	10.17%	210,787
2015	19.996369	19.961400	-0.17%	226,463
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.505378	30.239828	2.49%	44,088
2019	23.433552	29.505378	25.91%	46,625
2018	25.549575	23.433552	-8.28%	50,892
2017	21.893049	25.549575	16.70%	55,443
2016	18.777193	21.893049	16.59%	62,533
2015	20.262355	18.777193	-7.33%	69,267
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.179020	13.797206	13.29%	336
2019	10.713363	12.179020	13.68%	317
2018	11.835780	10.713363	-9.48%	680
2017	10.104432	11.835780	17.13%	383
2016*	10.000000	10.104432	1.04%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.380163	19.347829	11.32%	40,895
2019	14.176690	17.380163	22.60%	47,314
2018	16.061092	14.176690	-11.73%	44,597
2017	13.555436	16.061092	18.48%	40,065
2016	12.647970	13.555436	7.17%	46,662
2015	13.016941	12.647970	-2.83%	40,218
2014	12.595318	13.016941	3.35%	39,299
2013	9.836152	12.595318	28.05%	38,414
2012	8.562658	9.836152	14.87%	33,491
2011	9.247549	8.562658	-7.41%	30,572
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.597048	16.918660	8.47%	20,579
2019	13.574310	15.597048	14.90%	8,721
2018	14.638635	13.574310	-7.27%	13,697
2017	13.209118	14.638635	10.82%	19,825
2016	12.586810	13.209118	4.94%	24,939
2015	12.863060	12.586810	-2.15%	29,601
2014	12.470220	12.863060	3.15%	17,941
2013	10.997048	12.470220	13.40%	17,764
2012	10.012205	10.997048	9.84%	20,630
2011	10.261354	10.012205	-2.43%	16,143
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.797159	18.517318	10.24%	19,335
2019	14.125026	16.797159	18.92%	18,762
2018	15.552016	14.125026	-9.18%	18,891
2017	13.578369	15.552016	14.54%	26,795
2016	12.792368	13.578369	6.14%	24,341
2015	13.108816	12.792368	-2.41%	36,425
2014	12.659918	13.108816	3.55%	39,339
2013	10.557671	12.659918	19.91%	50,793
2012	9.393792	10.557671	12.39%	46,181
2011	9.837220	9.393792	-4.51%	43,898
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.660045	14.535569	6.41%	30,079
2019	12.480269	13.660045	9.45%	14,366
2018	12.957393	12.480269	-3.68%	17,182
2017	12.317902	12.957393	5.19%	20,228
2016	11.905348	12.317902	3.47%	21,430
2015	12.126755	11.905348	-1.83%	17,854
2014	11.865739	12.126755	2.20%	14,416
2013	11.433714	11.865739	3.78%	24,783
2012	10.754709	11.433714	6.31%	29,669
2011	10.722785	10.754709	0.30%	13,238

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.733257	13.228097	3.89%	1,532
2019	11.308364	12.733257	12.60%	1,532
2018	12.297157	11.308364	-8.04%	0
2017	10.833846	12.297157	13.51%	2,173
2016	10.377394	10.833846	4.40%	0
2015	10.963582	10.377394	-5.35%	0
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.246691	14.065131	6.18%	4,812
2019	11.605074	13.246691	14.15%	4,395
2018	12.628059	11.605074	-8.10%	4,322
2017	10.839641	12.628059	16.50%	4,062
2016	10.318836	10.839641	5.05%	6,283
2015	10.968496	10.318836	-5.92%	5,330
2014	10.979220	10.968496	-0.10%	4,720
2013*	10.000000	10.979220	9.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.249918	17.789106	9.47%	87,418
2019	13.907257	16.249918	16.84%	95,453
2018	15.135358	13.907257	-8.11%	93,163
2017	13.427537	15.135358	12.72%	103,972
2016	12.719304	13.427537	5.57%	135,319
2015	12.999321	12.719304	-2.15%	127,897
2014	12.569469	12.999321	3.42%	121,630
2013	10.788427	12.569469	16.51%	113,323
2012	9.707840	10.788427	11.13%	83,335
2011	10.050033	9.707840	-3.40%	79,680
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.073390	18.955768	11.03%	59,693
2019	14.123487	17.073390	20.89%	61,888
2018	15.781186	14.123487	-10.50%	74,930
2017	13.514290	15.781186	16.77%	86,498
2016	12.700082	13.514290	6.41%	94,700
2015	13.037904	12.700082	-2.59%	106,556
2014	12.607773	13.037904	3.41%	85,648
2013	10.257738	12.607773	22.91%	79,489
2012	9.051808	10.257738	13.32%	80,575
2011	9.600776	9.051808	-5.72%	67,970

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.049656	16.231886	7.86%	16,485
2019	13.313071	15.049656	13.04%	16,772
2018	14.135255	13.313071	-5.82%	17,931
2017	13.006302	14.135255	8.68%	19,774
2016	12.406458	13.006302	4.83%	20,577
2015	12.679500	12.406458	-2.15%	31,300
2014	12.317687	12.679500	2.94%	41,723
2013	11.196381	12.317687	10.01%	38,667
2012	10.287903	11.196381	8.83%	28,274
2011	10.430294	10.287903	-1.37%	50,089
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.090859	16.738142	4.02%	10,938
2019	14.463792	16.090859	11.25%	12,003
2018	17.347265	14.463792	-16.62%	14,572
2017	14.292667	17.347265	21.37%	21,418
2016	14.291805	14.292667	0.01%	15,781
2015	15.037665	14.291805	-4.96%	19,391
2014	16.553514	15.037665	-9.16%	23,019
2013	13.937028	16.553514	18.77%	23,738
2012	11.786443	13.937028	18.25%	25,704
2011	13.608361	11.786443	-13.39%	32,573
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.754884	17.55%	30,748
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.272380	15.105148	5.83%	12,470
2019	13.246469	14.272380	7.74%	14,839
2018	13.451009	13.246469	-1.52%	17,782
2017	13.027419	13.451009	3.25%	17,200
2016	12.503461	13.027419	4.19%	19,730
2015	12.734242	12.503461	-1.81%	20,095
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.770375	15.928451	7.84%	9,378
2019	13.627303	14.770375	8.39%	5,289
2018	13.982939	13.627303	-2.54%	5,907
2017	13.624809	13.982939	2.63%	4,133
2016	13.331216	13.624809	2.20%	4,556
2015	13.549573	13.331216	-1.61%	4,930
2014	13.062618	13.549573	3.73%	8,843
2013	13.484158	13.062618	-3.13%	8,997
2012	12.728494	13.484158	5.94%	12,814
2011	12.135789	12.728494	4.88%	16,648

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.655576	10.932732	2.60%	4,056
2019	10.108369	10.655576	5.41%	3,721
2018*	10.000000	10.108369	1.08%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.906393	30.149107	12.05%	28,482
2019	22.128211	26.906393	21.59%	31,646
2018	27.094833	22.128211	-18.33%	36,519
2017	19.360227	27.094833	39.95%	44,232
2016	18.172653	19.360227	6.53%	48,582
2015	21.873713	18.172653	-16.92%	53,769
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.928061	28.233861	4.85%	21,319
2019	23.729666	26.928061	13.48%	30,162
2018	24.736913	23.729666	-4.07%	33,978
2017	23.428259	24.736913	5.59%	40,811
2016	20.750615	23.428259	12.90%	41,701
2015	21.543104	20.750615	-3.68%	40,312
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.261035	18.109557	4.92%	126,410
2019	16.423223	17.261035	5.10%	138,040
2018	16.614865	16.423223	-1.15%	143,861
2017	16.456161	16.614865	0.96%	156,732
2016	16.516199	16.456161	-0.36%	169,905
2015	16.718075	16.516199	-1.21%	196,407
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.261748	11.164980	-0.86%	372,446
2019	11.187708	11.261748	0.66%	324,766
2018	11.157658	11.187708	0.27%	242,900
2017	11.234064	11.157658	-0.68%	252,210
2016	11.357805	11.234064	-1.09%	251,425
2015	11.484127	11.357805	-1.10%	264,831
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.989369	18.138013	6.76%	31,904
2019	14.420900	16.989369	17.81%	33,420
2018	17.061563	14.420900	-15.48%	44,247
2017	13.535003	17.061563	26.06%	45,467
2016	13.567247	13.535003	-0.24%	53,632
2015	14.150744	13.567247	-4.12%	53,539
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.169746	12.893682	5.95%	6,349
2019	10.152554	12.169746	19.87%	6,091
2018	11.954935	10.152554	-15.08%	5,965
2017	9.712265	11.954935	23.09%	6,614
2016	9.768907	9.712265	-0.58%	7,777
2015	10.016679	9.768907	-2.47%	9,793
2014	10.796117	10.016679	-7.22%	9,929
2013	9.020778	10.796117	19.68%	9,340
2012	7.716089	9.020778	16.91%	8,088
2011	8.952007	7.716089	-13.81%	9,676
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.226575	30.378171	11.58%	159,993
2019	22.249205	27.226575	22.37%	159,527
2018	24.683720	22.249205	-9.86%	164,606
2017	21.073733	24.683720	17.13%	163,746
2016	19.464622	21.073733	8.27%	182,039
2015	19.879528	19.464622	-2.09%	192,859
2014	19.146128	19.879528	3.83%	202,446
2013	15.213695	19.146128	25.85%	224,218
2012	13.272544	15.213695	14.63%	231,177
2011	13.969022	13.272544	-4.99%	242,048
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.246939	20.825714	8.20%	16,410
2019	16.872551	19.246939	14.07%	16,767
2018	17.930780	16.872551	-5.90%	19,222
2017	16.313819	17.930780	9.91%	18,111
2016	15.516816	16.313819	5.14%	16,891
2015	15.716696	15.516816	-1.27%	16,428
2014	15.194780	15.716696	3.43%	16,743
2013	13.545432	15.194780	12.18%	9,861
2012	12.521179	13.545432	8.18%	5,387
2011	12.549129	12.521179	-0.22%	3,926

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.446519	25.882878	10.39%	8,363
2019	19.765882	23.446519	18.62%	8,226
2018	21.369674	19.765882	-7.50%	7,856
2017	18.819759	21.369674	13.55%	7,053
2016	17.661632	18.819759	6.56%	7,814
2015	17.953561	17.661632	-1.63%	6,006
2014	17.253971	17.953561	4.05%	6,318
2013	14.599701	17.253971	18.18%	2,513
2012	13.151411	14.599701	11.01%	2,044
2011	13.422987	13.151411	-2.02%	1,564
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.361360	17.267981	5.54%	55,366
2019	15.103527	16.361360	8.33%	65,550
2018	15.552901	15.103527	-2.89%	62,090
2017	14.879855	15.552901	4.52%	67,903
2016	14.429674	14.879855	3.12%	60,864
2015	14.551629	14.429674	-0.84%	59,762
2014	14.162503	14.551629	2.75%	49,199
2013	13.660004	14.162503	3.68%	51,328
2012	13.132595	13.660004	4.02%	53,945
2011	12.900263	13.132595	1.80%	47,865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.730010	13.164106	3.41%	205
2019	11.390975	12.730010	11.76%	137
2018	12.204959	11.390975	-6.67%	114
2017	10.821929	12.204959	12.78%	981
2016	10.351156	10.821929	4.55%	4,399
2015	10.816879	10.351156	-4.31%	3,460
2014	10.675022	10.816879	1.33%	2,570
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.329647	14.017236	5.16%	5,141
2019	11.694670	13.329647	13.98%	4,251
2018	12.587532	11.694670	-7.09%	4,348
2017	10.881368	12.587532	15.68%	4,010
2016	10.287043	10.881368	5.78%	6,065
2015	10.829782	10.287043	-5.01%	5,406
2014	10.763622	10.829782	0.61%	4,773
2013*	10.000000	10.763622	7.64%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.561788	24.621852	9.13%	420,655
2019	19.374692	22.561788	16.45%	471,441
2018	20.771161	19.374692	-6.72%	494,252
2017	18.597486	20.771161	11.69%	515,290
2016	17.550186	18.597486	5.97%	539,695
2015	17.804974	17.550186	-1.43%	604,385
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.612590	28.453806	11.09%	397,625
2019	21.257382	25.612590	20.49%	466,438
2018	23.295040	21.257382	-8.75%	495,230
2017	20.186581	23.295040	15.40%	512,692
2016	18.814739	20.186581	7.29%	550,382
2015	19.163863	18.814739	-1.82%	558,569
2014	18.461854	19.163863	3.80%	594,891
2013	15.253747	18.461854	21.03%	620,211
2012	13.558173	15.253747	12.51%	636,341
2011	14.006517	13.558173	-3.20%	695,075
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.633835	21.078575	7.36%	113,549
2019	17.493540	19.633835	12.23%	109,495
2018	18.374897	17.493540	-4.80%	115,803
2017	17.011724	18.374897	8.01%	133,843
2016	16.272423	17.011724	4.54%	138,587
2015	16.458434	16.272423	-1.13%	145,749
2014	15.888469	16.458434	3.59%	157,394
2013	14.539279	15.888469	9.28%	177,397
2012	13.607350	14.539279	6.85%	202,066
2011	13.480344	13.607350	0.94%	211,129
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.487774	11.111390	5.95%	0
2019*	10.000000	10.487774	4.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.789045	12.352026	14.49%	0
2019*	10.000000	10.789045	7.89%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.544457	31.579221	28.66%	51,172
2019	19.012857	24.544457	29.09%	64,266
2018	19.835842	19.012857	-4.15%	71,110
2017	15.403372	19.835842	28.78%	74,079
2016	15.240497	15.403372	1.07%	83,086
2015	14.898344	15.240497	2.30%	95,805
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.303027	14.089721	5.91%	59
2019	11.306198	13.303027	17.66%	56
2018	12.011658	11.306198	-5.87%	0
2017	10.331415	12.011658	16.26%	0
2016	9.623454	10.331415	7.36%	0
2015	9.954174	9.623454	-3.32%	191
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.307465	16.195963	5.80%	35
2019	12.688442	15.307465	20.64%	35
2018	13.169443	12.688442	-3.65%	0
2017	10.941570	13.169443	20.36%	2,454
2016	10.053109	10.941570	8.84%	2,454
2015	10.150561	10.053109	-0.96%	2,454
2014*	10.000000	10.150561	1.51%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.055446	48.277014	17.59%	367,957
2019	30.165162	41.055446	36.10%	411,406
2018	30.895777	30.165162	-2.36%	456,570
2017	24.536798	30.895777	25.92%	503,494
2016	23.939393	24.536798	2.50%	554,544
2015	23.032617	23.939393	3.94%	551,842
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.455656	31.574081	0.38%	113,389
2019	25.052898	31.455656	25.56%	127,060
2018	27.945614	25.052898	-10.35%	138,598
2017	25.999966	27.945614	7.48%	145,631
2016	21.827192	25.999966	19.12%	160,172
2015	23.055706	21.827192	-5.33%	182,235
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.815562	18.16%	26,651
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.810976	18.11%	1,453
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	64.517889	72.176593	11.87%	41,162
2019	51.917818	64.517889	24.27%	46,172
2018	59.242828	51.917818	-12.36%	50,743
2017	51.736370	59.242828	14.51%	58,052
2016	43.487048	51.736370	18.97%	62,938
2015	45.114025	43.487048	-3.61%	71,152
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.389363	22.867302	-2.23%	58,289
2019	19.095887	23.389363	22.48%	66,051
2018	22.234488	19.095887	-14.12%	67,201
2017	19.748185	22.234488	12.59%	73,319
2016	16.979858	19.748185	16.30%	86,308
2015	17.678860	16.979858	-3.95%	89,340
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	36.995984	51.549767	39.34%	19,757
2019	27.563757	36.995984	34.22%	19,374
2018	30.275958	27.563757	-8.96%	22,112
2017	24.504030	30.275958	23.56%	29,422
2016	22.876006	24.504030	7.12%	33,059
2015	22.956853	22.876006	-0.35%	38,544
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	67.167712	69.851464	4.00%	30,067
2019	57.070912	67.167712	17.69%	31,781
2018	69.490204	57.070912	-17.87%	33,681
2017	64.422196	69.490204	7.87%	39,646
2016	51.723508	64.422196	24.55%	43,275
2015	55.650339	51.723508	-7.06%	46,448
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	61.026660	74.049614	21.34%	45,358
2019	49.109695	61.026660	24.27%	54,438
2018	56.840324	49.109695	-13.60%	58,750
2017	50.640580	56.840324	12.24%	62,100
2016	41.684743	50.640580	21.48%	69,333
2015	42.849059	41.684743	-2.72%	74,543
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.840649	24.527239	12.30%	59,653
2019	17.243122	21.840649	26.66%	65,346
2018	18.308485	17.243122	-5.82%	72,382
2017	14.826494	18.308485	23.48%	100,317
2016	13.196000	14.826494	12.36%	117,453
2015	13.488407	13.196000	-2.17%	130,183
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.189446	18.157009	12.15%	0
2019	12.780045	16.189446	26.68%	0
2018	13.604204	12.780045	-6.06%	0
2017	11.025242	13.604204	23.39%	205
2016*	10.000000	11.025242	10.25%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.603234	25.341298	12.11%	12,897
2019	18.137520	22.603234	24.62%	13,491
2018	19.467689	18.137520	-6.83%	17,175
2017	16.594056	19.467689	17.32%	18,132
2016	15.237335	16.594056	8.90%	21,442
2015	15.456864	15.237335	-1.42%	26,838
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.809414	17.600518	-6.43%	109,500
2019	14.551087	18.809414	29.26%	124,641
2018	15.314543	14.551087	-4.99%	136,310
2017	14.539750	15.314543	5.33%	152,107
2016	13.694685	14.539750	6.17%	164,111
2015	14.630830	13.694685	-6.40%	187,969
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.312840	33.13%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	21.030986	24.512624	16.55%	34,833
2019	16.252645	21.030986	29.40%	33,478
2018	17.276337	16.252645	-5.93%	30,835
2017	14.409611	17.276337	19.89%	31,052
2016	13.078957	14.409611	10.17%	20,560
2015	13.100903	13.078957	-0.17%	13,063
2014	11.714667	13.100903	11.83%	10,198
2013*	10.000000	11.714667	17.15%	2,837

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.012710	11.200018	1.70%	36,213
2019	10.697945	11.012710	2.94%	32,206
2018	10.729568	10.697945	-0.29%	32,076
2017	10.679925	10.729568	0.46%	16,572
2016	10.535869	10.679925	1.37%	5,349
2015	10.689508	10.535869	-1.44%	9,285
2014	10.755282	10.689508	-0.61%	6,278
2013	10.863450	10.755282	-1.00%	10,624
2012	10.610693	10.863450	2.38%	21,786
2011	10.590916	10.610693	0.19%	21,391
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.909309	21.134006	18.01%	6,601
2019	14.491430	17.909309	23.59%	6,007
2018	16.528393	14.491430	-12.32%	4,122
2017	14.636167	16.528393	12.93%	3,449
2016	12.243257	14.636167	19.54%	3,153
2015	13.014799	12.243257	-5.93%	3,137
2014	12.586668	13.014799	3.40%	7,381
2013*	10.000000	12.586668	25.87%	1,178
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.564427	39.089456	59.13%	109,682
2019	18.096084	24.564427	35.74%	128,218
2018	19.644341	18.096084	-7.88%	139,618
2017	15.549194	19.644341	26.34%	154,033
2016	14.766924	15.549194	5.30%	176,481
2015	14.958847	14.766924	-1.28%	194,519
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.726157	20.347664	38.17%	696
2019	11.239279	14.726157	31.02%	621
2018	12.162631	11.239279	-7.59%	597
2017	9.872543	12.162631	23.20%	568
2016	9.583233	9.872543	3.02%	612
2015*	10.000000	9.583233	-4.17%	1,367

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	11.020849	11.276513	2.32%	18,046
2019	10.747197	11.020849	2.55%	19,418
2018	10.757568	10.747197	-0.10%	22,323
2017	10.780810	10.757568	-0.22%	24,859
2016	10.769079	10.780810	0.11%	27,276
2015	10.868883	10.769079	-0.92%	28,229
2014	10.923143	10.868883	-0.50%	36,655
2013	10.976931	10.923143	-0.49%	39,747
2012	10.610673	10.976931	3.45%	45,209
2011	10.697467	10.610673	-0.81%	46,209
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.729085	36.336274	18.25%	7,829
2019	24.681931	30.729085	24.50%	11,833
2018	26.473843	24.681931	-6.77%	14,037
2017	22.602044	26.473843	17.13%	15,007
2016	20.801312	22.602044	8.66%	15,283
2015	21.130639	20.801312	-1.56%	15,843
2014	19.356140	21.130639	9.17%	25,500
2013	14.223032	19.356140	36.09%	27,084
2012	12.958772	14.223032	9.76%	20,274
2011	13.519055	12.958772	-4.14%	25,337
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.161865	12.979248	6.72%	7,631
2019	11.004779	12.161865	10.51%	7,970
2018	11.768898	11.004779	-6.49%	12,540
2017	10.495321	11.768898	12.13%	13,005
2016	9.398813	10.495321	11.67%	14,467
2015	10.464843	9.398813	-10.19%	16,980
2014	10.533324	10.464843	-0.65%	26,188
2013	10.638843	10.533324	-0.99%	21,800
2012*	10.000000	10.638843	6.39%	8,033
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.170684	12.828797	5.41%	4,180
2019	10.733343	12.170684	13.39%	3,289
2018	11.403657	10.733343	-5.88%	5,002
2017	10.502942	11.403657	8.58%	5,266
2016	9.380040	10.502942	11.97%	2,870
2015	9.714124	9.380040	-3.44%	27
2014*	10.000000	9.714124	-2.86%	970

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.363338	13.531054	9.44%	4,167
2019	11.692043	12.363338	5.74%	4,737
2018	12.324856	11.692043	-5.13%	5,062
2017	11.253531	12.324856	9.52%	2,911
2016	11.057315	11.253531	1.77%	3,901
2015	12.044545	11.057315	-8.20%	3,646
2014	12.141970	12.044545	-0.80%	3,525
2013	13.139916	12.141970	-7.59%	3,263
2012	12.625815	13.139916	4.07%	6,277
2011	11.774859	12.625815	7.23%	10,473
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.870933	12.079607	1.76%	52,250
2019	11.549777	11.870933	2.78%	55,372
2018	11.651319	11.549777	-0.87%	61,174
2017	11.634861	11.651319	0.14%	66,946
2016	11.612368	11.634861	0.19%	71,415
2015	11.717057	11.612368	-0.89%	74,650
2014	11.759392	11.717057	-0.36%	77,325
2013	11.917865	11.759392	-1.33%	82,352
2012	11.395491	11.917865	4.58%	66,487
2011	11.406927	11.395491	-0.10%	49,343
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.784521	16.334987	10.49%	921
2019	13.786086	14.784521	7.24%	921
2018	14.255749	13.786086	-3.29%	921
2017	13.904682	14.255749	2.52%	921
2016	13.365658	13.904682	4.03%	921
2015	13.889994	13.365658	-3.77%	0
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	1,792
2011	12.773571	14.107607	10.44%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.440656	10.546823	1.02%	26,089
2019	10.279620	10.440656	1.57%	3,331
2018	10.248333	10.279620	0.31%	40,988
2017	10.128515	10.248333	1.18%	21,183
2016*	10.000000	10.128515	1.29%	14,376

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	17.107976	18.381446	7.44%	0
2019	15.964425	17.107976	7.16%	0
2018	16.229912	15.964425	-1.64%	0
2017	15.640199	16.229912	3.77%	0
2016	15.400078	15.640199	1.56%	0
2015	15.503838	15.400078	-0.67%	0
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	1,746
2011	13.959709	14.304255	2.47%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.886955	12.759129	7.34%	34,418
2019	11.103431	11.886955	7.06%	31,894
2018	11.299359	11.103431	-1.73%	35,486
2017	10.899642	11.299359	3.67%	51,824
2016	10.742984	10.899642	1.46%	50,107
2015	10.826136	10.742984	-0.77%	47,844
2014	10.508603	10.826136	3.02%	45,615
2013	10.848202	10.508603	-3.13%	55,335
2012	10.017458	10.848202	8.29%	32,741
2011*	10.000000	10.017458	0.17%	9,835
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.205998	13.531844	10.86%	22
2019	9.861335	12.205998	23.78%	0
2018	12.327973	9.861335	-20.01%	0
2017	9.847252	12.327973	25.19%	0
2016*	10.000000	9.847252	-1.53%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.522052	35.22%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.919897	29.20%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.286178	18.715137	22.43%	0
2019	12.928559	15.286178	18.24%	0
2018	14.373264	12.928559	-10.05%	0
2017	13.816301	14.373264	4.03%	0
2016	11.669314	13.816301	18.40%	0
2015	13.478242	11.669314	-13.42%	0
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.275454	57.883267	27.85%	31,736
2019	35.589699	45.275454	27.22%	36,671
2018	35.681824	35.589699	-0.26%	41,408
2017	28.339064	35.681824	25.91%	52,794
2016	32.092302	28.339064	-11.70%	47,703
2015	28.851376	32.092302	11.23%	56,422
2014	22.230843	28.851376	29.78%	53,378
2013	14.934298	22.230843	48.86%	49,282
2012	11.527357	14.934298	29.56%	25,001
2011	10.558722	11.527357	9.17%	9,647
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	72.764406	84.377438	15.96%	3,641
2019	56.336924	72.764406	29.16%	4,466
2018	74.453582	56.336924	-24.33%	5,570
2017	49.842275	74.453582	49.38%	6,744
2016	50.343465	49.842275	-1.00%	6,179
2015	59.184888	50.343465	-14.94%	13,424
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.920677	6.958006	17.52%	16,632
2019	5.366877	5.920677	10.32%	17,200
2018	7.581892	5.366877	-29.21%	19,493
2017	7.820159	7.581892	-3.05%	25,928
2016	5.513376	7.820159	41.84%	26,303
2015	8.399050	5.513376	-34.36%	15,873
2014	10.529677	8.399050	-20.23%	23,691
2013	9.652965	10.529677	9.08%	10,489
2012*	10.000000	9.652965	-3.47%	10,800
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	29.096111	34.275743	17.80%	1,696
2019	26.298422	29.096111	10.64%	1,932
2018	37.077128	26.298422	-29.07%	2,600
2017	38.135960	37.077128	-2.78%	2,826
2016	26.831055	38.135960	42.13%	3,023
2015	40.764212	26.831055	-34.18%	5,413
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.809124	10.524594	-2.63%	425
2019*	10.000000	10.809124	8.09%	544

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.580186	58.643857	56.05%	11,532
2019	30.440104	37.580186	23.46%	10,091
2018	30.382837	30.440104	0.19%	12,880
2017	24.408256	30.382837	24.48%	18,308
2016	22.904629	24.408256	6.56%	17,016
2015	23.846769	22.904629	-3.95%	15,986
2014	24.573406	23.846769	-2.96%	15,083
2013	16.539022	24.573406	48.58%	15,831
2012	15.503117	16.539022	6.68%	7,372
2011	16.430457	15.503117	-5.64%	5,569

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.616642	14.114290	3.65%	0
2019	11.953286	13.616642	13.92%	0
2018	13.052099	11.953286	-8.42%	0
2017	11.549310	13.052099	13.01%	0
2016	11.302851	11.549310	2.18%	0
2015	11.584949	11.302851	-2.44%	0
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.850860	8.942506	1.04%	0
2019	7.666634	8.850860	15.45%	0
2018*	10.000000	7.666634	-23.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.609034	22.012730	1.87%	1,195
2019	18.231871	21.609034	18.52%	1,206
2018	21.775881	18.231871	-16.27%	1,214
2017	19.520179	21.775881	11.56%	1,268
2016	15.823591	19.520179	23.36%	1,264
2015	16.974191	15.823591	-6.78%	1,320
2014	15.761622	16.974191	7.69%	2,853
2013	11.584921	15.761622	36.05%	2,089
2012	9.892874	11.584921	17.10%	1,588
2011	10.952024	9.892874	-9.67%	1,219
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.704228	15.923891	8.29%	22,603
2019	13.659282	14.704228	7.65%	23,137
2018	14.219880	13.659282	-3.94%	26,465
2017	13.875396	14.219880	2.48%	28,078
2016	13.446427	13.875396	3.19%	30,072
2015	13.947093	13.446427	-3.59%	32,390
2014	13.658650	13.947093	2.11%	30,259
2013	15.097756	13.658650	-9.53%	32,769
2012	14.223317	15.097756	6.15%	53,346
2011	12.876049	14.223317	10.46%	41,343
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	32.513844	35.935257	10.52%	10,157
2019	26.536708	32.513844	22.52%	10,053
2018	28.826864	26.536708	-7.94%	10,210
2017	24.202972	28.826864	19.10%	14,078
2016	21.574724	24.202972	12.18%	14,729
2015	23.125522	21.574724	-6.71%	18,906
2014	20.794511	23.125522	11.21%	20,062
2013	15.488241	20.794511	34.26%	24,195
2012	13.655440	15.488241	13.42%	24,869
2011	13.397047	13.655440	1.93%	28,009

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	24.411321	30.375602	24.43%	0
2019	19.230004	24.411321	26.94%	0
2018	22.947930	19.230004	-16.20%	0
2017	17.692777	22.947930	29.70%	0
2016	18.939430	17.692777	-6.58%	0
2015	19.015606	18.939430	-0.40%	0
2014	20.357907	19.015606	-6.59%	0
2013	16.824244	20.357907	21.00%	0
2012	14.047683	16.824244	19.77%	0
2011	16.156444	14.047683	-13.05%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	29.059619	29.073166	0.05%	12,284
2019	22.762378	29.059619	27.67%	14,522
2018	26.419918	22.762378	-13.84%	13,933
2017	23.928194	26.419918	10.41%	14,472
2016	19.702724	23.928194	21.45%	17,098
2015	20.221670	19.702724	-2.57%	18,870
2014	17.571185	20.221670	15.08%	22,198
2013	13.661362	17.571185	28.62%	22,999
2012	11.880770	13.661362	14.99%	21,430
2011	12.102633	11.880770	-1.83%	23,581
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	44.414879	44.333118	-0.18%	0
2019	35.369682	44.414879	25.57%	0
2018	39.387722	35.369682	-10.20%	0
2017	36.639611	39.387722	7.50%	0
2016	30.764170	36.639611	19.10%	0
2015	32.379785	30.764170	-4.99%	0
2014	28.967506	32.379785	11.78%	0
2013	22.246382	28.967506	30.21%	0
2012	19.642733	22.246382	13.26%	0
2011	19.671216	19.642733	-0.14%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.071638	30.72%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.874779	12.561333	5.78%	1,012
2019	10.458541	11.874779	13.54%	1,002
2018	10.895606	10.458541	-4.01%	873
2017	10.293399	10.895606	5.85%	2,018
2016	9.229679	10.293399	11.52%	855
2015*	10.000000	9.229679	-7.70%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.727432	11.509991	7.29%	410
2019	9.942756	10.727432	7.89%	410
2018	10.132159	9.942756	-1.87%	975
2017	9.931291	10.132159	2.02%	4,312
2016	9.805385	9.931291	1.28%	2,051
2015*	10.000000	9.805385	-1.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.893893	15.248256	2.38%	4,635
2019	11.821013	14.893893	26.00%	3,944
2018	12.917289	11.821013	-8.49%	583
2017	11.217354	12.917289	15.15%	884
2016	9.777334	11.217354	14.73%	0
2015*	10.000000	9.777334	-2.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.568839	22.156464	19.32%	24,777
2019	15.952447	18.568839	16.40%	27,090
2018	17.462522	15.952447	-8.65%	27,255
2017	15.535481	17.462522	12.40%	30,022
2016	15.139654	15.535481	2.61%	36,169
2015	15.470652	15.139654	-2.14%	35,323
2014	15.353952	15.470652	0.76%	39,268
2013	13.575527	15.353952	13.10%	45,412
2012	12.489067	13.575527	8.70%	26,851
2011	13.111331	12.489067	-4.75%	24,555
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.431767	14.318976	6.61%	2,405
2019	11.337033	13.431767	18.48%	485
2018	13.603470	11.337033	-16.66%	2,542
2017	11.962136	13.603470	13.72%	3,365
2016	10.504113	11.962136	13.88%	3,875
2015	10.900598	10.504113	-3.64%	2,230
2014*	10.000000	10.900598	9.01%	217
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.794627	40.240435	9.36%	12,402
2019	30.457288	36.794627	20.81%	12,640
2018	33.852004	30.457288	-10.03%	13,216
2017	30.465955	33.852004	11.11%	14,011
2016	24.512962	30.465955	24.29%	14,692
2015	25.389598	24.512962	-3.45%	16,656
2014	24.433605	25.389598	3.91%	17,495
2013	17.565868	24.433605	39.10%	18,597
2012	15.353767	17.565868	14.41%	20,852
2011	15.445097	15.353767	-0.59%	22,731

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	36.447512	42.516414	16.65%	65,052
2019	28.106737	36.447512	29.68%	74,377
2018	29.817696	28.106737	-5.74%	81,457
2017	24.817938	29.817696	20.15%	90,818
2016	22.474757	24.817938	10.43%	93,572
2015	22.487260	22.474757	-0.06%	109,414
2014	20.056419	22.487260	12.12%	113,639
2013	15.367741	20.056419	30.51%	115,062
2012	13.432892	15.367741	14.40%	138,371
2011	13.338399	13.432892	0.71%	149,333
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.599069	35.095782	22.72%	14,813
2019	21.533234	28.599069	32.81%	15,718
2018	22.788284	21.533234	-5.51%	17,752
2017	19.987779	22.788284	14.01%	23,053
2016	18.319336	19.987779	9.11%	25,381
2015	19.144063	18.319336	-4.31%	31,515
2014	17.070347	19.144063	12.15%	37,066
2013	12.854216	17.070347	32.80%	35,281
2012	11.613424	12.854216	10.68%	39,092
2011	11.643316	11.613424	-0.26%	42,851
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	35.911715	43.908240	22.27%	17,511
2019	26.693792	35.911715	34.53%	18,532
2018	28.992728	26.693792	-7.93%	21,962
2017	23.033424	28.992728	25.87%	23,225
2016	21.593890	23.033424	6.67%	24,812
2015	22.398003	21.593890	-3.59%	42,685
2014	20.962374	22.398003	6.85%	41,619
2013	17.510805	20.962374	19.71%	45,032
2012	16.041785	17.510805	9.16%	39,072
2011	14.886421	16.041785	7.76%	31,217
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.167608	11.735378	5.08%	0
2019	9.695584	11.167608	15.18%	0
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	901
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.541952	16.962775	-3.30%	670
2019	13.894548	17.541952	26.25%	2,788
2018	16.924868	13.894548	-17.90%	3,903
2017	15.319916	16.924868	10.48%	3,267
2016	11.822522	15.319916	29.58%	1,920
2015	12.786348	11.822522	-7.54%	4,967
2014	12.246999	12.786348	4.40%	4,876
2013*	10.000000	12.246999	22.47%	33

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.178741	11.271089	0.83%	5,794
2019	10.561188	11.178741	5.85%	5,794
2018	10.693917	10.561188	-1.24%	1,964
2017	10.457976	10.693917	2.26%	1,809
2016	9.710616	10.457976	7.70%	1,809
2015	9.922041	9.710616	-2.13%	3,278
2014*	10.000000	9.922041	-0.78%	1,809
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.419677	21.823703	6.88%	9,954
2019	18.874792	20.419677	8.18%	11,319
2018	19.209495	18.874792	-1.74%	11,931
2017	18.678596	19.209495	2.84%	13,289
2016	18.199321	18.678596	2.63%	15,096
2015	18.455987	18.199321	-1.39%	16,459
2014	17.988385	18.455987	2.60%	20,007
2013	18.011244	17.988385	-0.13%	24,058
2012	16.606775	18.011244	8.46%	34,955
2011	16.426173	16.606775	1.10%	38,690
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.540294	13.636299	29.37%	0
2019	8.253444	10.540294	27.71%	0
2018*	10.000000	8.253444	-17.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.929885	19.920153	11.10%	24,311
2019	15.636738	17.929885	14.67%	26,063
2018	16.496753	15.636738	-5.21%	28,706
2017	14.769421	16.496753	11.70%	34,039
2016	14.191795	14.769421	4.07%	28,259
2015	14.401807	14.191795	-1.46%	18,620
2014	13.962091	14.401807	3.15%	16,017
2013	12.456293	13.962091	12.09%	14,720
2012	11.283081	12.456293	10.40%	12,725
2011	11.446601	11.283081	-1.43%	11,542
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.701242	21.243553	13.59%	7,224
2019	15.764500	18.701242	18.63%	8,201
2018	16.962822	15.764500	-7.06%	11,610
2017	14.732965	16.962822	15.14%	13,680
2016	14.054637	14.732965	4.83%	13,409
2015	14.270433	14.054637	-1.51%	9,786
2014	13.793109	14.270433	3.46%	6,352
2013	12.033611	13.793109	14.62%	4,494
2012	10.755488	12.033611	11.88%	2,462
2011	11.004106	10.755488	-2.26%	2,869

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	20.068520	23.161974	15.41%	8,325
2019	16.323333	20.068520	22.94%	7,934
2018	17.927820	16.323333	-8.95%	9,975
2017	15.010890	17.927820	19.43%	9,904
2016	14.255562	15.010890	5.30%	9,146
2015	14.470018	14.255562	-1.48%	6,815
2014	13.959719	14.470018	3.66%	5,205
2013	11.623405	13.959719	20.10%	5,339
2012	10.182467	11.623405	14.15%	6,039
2011	10.586110	10.182467	-3.81%	7,652
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.894579	16.773917	20.72%	14,106
2019	11.325144	13.894579	22.69%	12,364
2018	11.990118	11.325144	-5.55%	4,251
2017	10.445752	11.990118	14.78%	4,109
2016*	10.000000	10.445752	4.46%	1,737
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	51.460039	66.348060	28.93%	0
2019	39.603628	51.460039	29.94%	0
2018	42.846492	39.603628	-7.57%	0
2017	35.596702	42.846492	20.37%	0
2016	33.369529	35.596702	6.67%	0
2015	33.570468	33.369529	-0.60%	295
2014	30.372074	33.570468	10.53%	307
2013	23.428404	30.372074	29.64%	307
2012	20.378246	23.428404	14.97%	307
2011	21.173161	20.378246	-3.75%	464
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.021790	14.189115	28.74%	0
2019*	10.000000	11.021790	10.22%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.617366	5.717252	-33.65%	15,929
2019	7.937800	8.617366	8.56%	15,415
2018	10.674518	7.937800	-25.64%	16,622
2017	11.106600	10.674518	-3.89%	18,005
2016	8.415652	11.106600	31.98%	20,092
2015	10.742802	8.415652	-21.66%	20,362
2014	12.458284	10.742802	-13.77%	19,232
2013	10.151943	12.458284	22.72%	15,961
2012	9.806054	10.151943	3.53%	18,821
2011	10.463988	9.806054	-6.29%	22,881

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	32.890829	34.640742	5.32%	29,933
2019	26.132749	32.890829	25.86%	30,888
2018	28.863099	26.132749	-9.46%	35,405
2017	25.883671	28.863099	11.51%	36,455
2016	22.208089	25.883671	16.55%	39,301
2015	23.424187	22.208089	-5.19%	49,154
2014	21.810789	23.424187	7.40%	61,298
2013	17.236232	21.810789	26.54%	70,882
2012	14.879720	17.236232	15.84%	78,595
2011	14.924295	14.879720	-0.30%	86,872
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.952439	15.902912	6.36%	378
2019	11.664359	14.952439	28.19%	0
2018	12.995431	11.664359	-10.24%	0
2017	11.273485	12.995431	15.27%	0
2016*	10.000000	11.273485	12.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	37.369002	62.241567	66.56%	0
2019	26.868706	37.369002	39.08%	0
2018	24.195872	26.868706	11.05%	0
2017	18.211607	24.195872	32.86%	0
2016	18.377517	18.211607	-0.90%	0
2015	17.625197	18.377517	4.27%	0
2014	15.905222	17.625197	10.81%	0
2013	11.678351	15.905222	36.19%	0
2012	9.889692	11.678351	18.09%	0
2011	9.791033	9.889692	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.545333	56.192925	42.10%	66,180
2019	29.813649	39.545333	32.64%	67,645
2018	30.245733	29.813649	-1.43%	73,579
2017	22.663647	30.245733	33.45%	80,264
2016	22.764142	22.663647	-0.44%	87,245
2015	21.511818	22.764142	5.82%	100,255
2014	19.572288	21.511818	9.91%	113,512
2013	14.536997	19.572288	34.64%	112,327
2012	12.839031	14.536997	13.23%	116,780
2011	12.969774	12.839031	-1.01%	122,574

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	20.847865	21.153996	1.47%	12,732
2019	18.352244	20.847865	13.60%	13,907
2018	19.260401	18.352244	-4.72%	15,855
2017	18.197138	19.260401	5.84%	16,944
2016	16.095045	18.197138	13.06%	18,022
2015	16.917693	16.095045	-4.86%	19,064
2014	16.932558	16.917693	-0.09%	6,130
2013	16.179201	16.932558	4.66%	6,914
2012	14.333160	16.179201	12.88%	7,490
2011	13.951807	14.333160	2.73%	8,363
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.276625	17.578561	8.00%	21,790
2019	15.026304	16.276625	8.32%	20,329
2018	15.298808	15.026304	-1.78%	22,392
2017	14.858461	15.298808	2.96%	29,406
2016	14.365993	14.858461	3.43%	29,020
2015	14.636420	14.365993	-1.85%	29,828
2014	14.001074	14.636420	4.54%	30,833
2013	14.436750	14.001074	-3.02%	33,246
2012	13.808516	14.436750	4.55%	41,886
2011	13.029501	13.808516	5.98%	40,282
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.202089	25.905753	16.68%	23,243
2019	18.208916	22.202089	21.93%	22,785
2018	21.581413	18.208916	-15.63%	25,079
2017	18.087069	21.581413	19.32%	26,637
2016	16.320109	18.087069	10.83%	27,063
2015	16.761360	16.320109	-2.63%	28,724
2014	15.966988	16.761360	4.98%	30,237
2013	11.871515	15.966988	34.50%	34,346
2012	10.466139	11.871515	13.43%	40,682
2011	11.858536	10.466139	-11.74%	45,086
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	24.544024	28.020947	14.17%	5,950
2019	19.447651	24.544024	26.21%	6,502
2018	23.115987	19.447651	-15.87%	7,095
2017	17.973488	23.115987	28.61%	8,876
2016	19.163475	17.973488	-6.21%	10,656
2015	18.732561	19.163475	2.30%	11,741
2014	20.634459	18.732561	-9.22%	920
2013	16.010859	20.634459	28.88%	1,055
2012	13.437340	16.010859	19.15%	1,056
2011	16.422741	13.437340	-18.18%	1,056

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.473947	10.571809	-7.86%	0
2019	9.440832	11.473947	21.54%	0
2018	10.210360	9.440832	-7.54%	0
2017*	10.000000	10.210360	2.10%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.493326	32.607986	6.93%	2,689
2019	22.971000	30.493326	32.75%	3,114
2018	28.111842	22.971000	-18.29%	3,468
2017	23.855265	28.111842	17.84%	3,627
2016	22.042675	23.855265	8.22%	4,399
2015	23.001774	22.042675	-4.17%	4,871
2014	21.809763	23.001774	5.47%	6,111
2013	16.913919	21.809763	28.95%	8,129
2012	13.462599	16.913919	25.64%	9,376
2011	14.940933	13.462599	-9.89%	10,517
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.540316	17.165543	10.46%	4,119
2019	13.116311	15.540316	18.48%	4,119
2018	14.686860	13.116311	-10.69%	4,119
2017	13.267937	14.686860	10.69%	4,256
2016	11.858820	13.267937	11.88%	4,507
2015	12.791557	11.858820	-7.29%	4,573
2014	12.582030	12.791557	1.67%	5,129
2013	10.283833	12.582030	22.35%	4,501
2012	9.020633	10.283833	14.00%	2,012
2011	9.268258	9.020633	-2.67%	2,014
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.951450	18.863464	-0.46%	20,423
2019	16.519149	18.951450	14.72%	23,328
2018	17.464056	16.519149	-5.41%	24,962
2017	16.108477	17.464056	8.42%	25,771
2016	14.291261	16.108477	12.72%	31,454
2015	15.554820	14.291261	-8.12%	37,920
2014	15.041481	15.554820	3.41%	39,185
2013	13.354649	15.041481	12.63%	35,448
2012	11.992969	13.354649	11.35%	30,232
2011	11.849673	11.992969	1.21%	31,645

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.716946	22.581103	3.98%	7,738
2019	17.388149	21.716946	24.90%	7,911
2018	20.191585	17.388149	-13.88%	7,981
2017	18.459569	20.191585	9.38%	8,159
2016	14.343690	18.459569	28.69%	10,672
2015	15.667955	14.343690	-8.45%	17,074
2014	15.760233	15.667955	-0.59%	17,763
2013	11.702666	15.760233	34.67%	22,189
2012	10.000281	11.702666	17.02%	23,114
2011	10.511650	10.000281	-4.86%	24,958
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.489533	14.467431	15.84%	9,937
2019	9.972487	12.489533	25.24%	9,718
2018	11.981708	9.972487	-16.77%	7,582
2017	8.632409	11.981708	38.80%	8,404
2016	7.435653	8.632409	16.09%	8,439
2015	9.356320	7.435653	-20.53%	10,686
2014*	10.000000	9.356320	-6.44%	10,664
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.598681	18.216410	-2.06%	0
2019	16.674487	18.598681	11.54%	0
2018	19.909600	16.674487	-16.25%	0
2017	17.211190	19.909600	15.68%	0
2016	16.197685	17.211190	6.26%	0
2015	17.489416	16.197685	-7.39%	0
2014	19.854406	17.489416	-11.91%	0
2013	16.293288	19.854406	21.86%	0
2012	13.898633	16.293288	17.23%	0
2011	15.699871	13.898633	-11.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.102688	8.893811	-2.29%	10,012
2019	8.183312	9.102688	11.23%	10,217
2018	9.790986	8.183312	-16.42%	12,354
2017	8.487712	9.790986	15.35%	12,743
2016	8.011345	8.487712	5.95%	14,945
2015	8.667290	8.011345	-7.57%	22,205
2014*	10.000000	8.667290	-13.33%	23,185
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.861901	9.233639	-6.37%	24,181
2019	9.779767	9.861901	0.84%	24,472
2018	9.706082	9.779767	0.76%	26,339
2017	9.633183	9.706082	0.76%	30,432
2016	9.466771	9.633183	1.76%	34,772
2015	10.007714	9.466771	-5.41%	46,149
2014*	10.000000	10.007714	0.08%	42,666

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.260099	13.646781	2.92%	0
2019	11.983907	13.260099	10.65%	0
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.128138	10.684400	5.49%	0
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.144676	10.768903	6.15%	0
2019	9.772763	10.144676	3.81%	0
2018	10.415636	9.772763	-6.17%	0
2017	10.163024	10.415636	2.49%	0
2016	10.330904	10.163024	-1.63%	1,235
2015	10.261380	10.330904	0.68%	1,235
2014	9.918609	10.261380	3.46%	0
2013*	10.000000	9.918609	-0.81%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	16.063596	16.934777	5.42%	0
2019	13.385773	16.063596	20.00%	0
2018	14.747060	13.385773	-9.23%	0
2017	12.965781	14.747060	13.74%	0
2016	11.883212	12.965781	9.11%	0
2015	12.102087	11.883212	-1.81%	0
2014	11.659416	12.102087	3.80%	0
2013	9.888107	11.659416	17.91%	0
2012	8.581430	9.888107	15.23%	0
2011	10.310803	8.581430	-16.77%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.306298	30.434881	30.59%	0
2019	17.767067	23.306298	31.18%	0
2018	19.349166	17.767067	-8.18%	0
2017	15.700461	19.349166	23.24%	0
2016	14.617754	15.700461	7.41%	0
2015	14.799559	14.617754	-1.23%	0
2014	13.243516	14.799559	11.75%	0
2013	10.264723	13.243516	29.02%	0
2012	8.968218	10.264723	14.46%	0
2011	9.482608	8.968218	-5.42%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.812482	22.049733	11.29%	0
2019	16.687240	19.812482	18.73%	0
2018	17.908222	16.687240	-6.82%	0
2017	15.837403	17.908222	13.08%	947
2016	14.832362	15.837403	6.78%	948
2015	14.988856	14.832362	-1.04%	949
2014	14.209683	14.988856	5.48%	950
2013	12.573199	14.209683	13.02%	951
2012	11.227963	12.573199	11.98%	952
2011	11.284535	11.227963	-0.50%	953
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.654568	22.814119	0.70%	0
2019	18.521317	22.654568	22.32%	0
2018	20.965575	18.521317	-11.66%	0
2017	18.478581	20.965575	13.46%	0
2016	15.232866	18.478581	21.31%	0
2015	16.170188	15.232866	-5.80%	0
2014	15.201292	16.170188	6.37%	0
2013	11.544031	15.201292	31.68%	0
2012	10.111067	11.544031	14.17%	0
2011	10.693217	10.111067	-5.44%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	21.079508	21.804194	3.44%	0
2019	19.089373	21.079508	10.43%	0
2018	20.142930	19.089373	-5.23%	0
2017	19.180952	20.142930	5.02%	0
2016	16.511010	19.180952	16.17%	0
2015	17.390452	16.511010	-5.06%	0
2014	17.161380	17.390452	1.33%	0
2013	16.167495	17.161380	6.15%	0
2012	14.239037	16.167495	13.54%	0
2011	14.409634	14.239037	-1.18%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.174103	23.664209	-2.11%	0
2019	19.950876	24.174103	21.17%	0
2018	23.111347	19.950876	-13.67%	0
2017	22.545671	23.111347	2.51%	0
2016	18.014332	22.545671	25.15%	0
2015	19.515500	18.014332	-7.69%	0
2014	20.019073	19.515500	-2.52%	0
2013	14.804683	20.019073	35.22%	0
2012	12.532483	14.804683	18.13%	0
2011	13.290438	12.532483	-5.70%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.702397	25.468639	3.10%	0
2019	19.723482	24.702397	25.24%	0
2018	22.929233	19.723482	-13.98%	0
2017	20.398857	22.929233	12.40%	0
2016	16.279946	20.398857	25.30%	0
2015	17.669820	16.279946	-7.87%	0
2014	17.713637	17.669820	-0.25%	0
2013	13.440723	17.713637	31.79%	0
2012	11.609935	13.440723	15.77%	0
2011	12.696267	11.609935	-8.56%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.703862	29.584886	30.31%	0
2019	18.274858	22.703862	24.24%	0
2018	20.612820	18.274858	-11.34%	0
2017	17.038582	20.612820	20.98%	0
2016	15.192140	17.038582	12.15%	0
2015	15.570417	15.192140	-2.43%	0
2014	14.477359	15.570417	7.55%	0
2013	10.362247	14.477359	39.71%	0
2012	9.397226	10.362247	10.27%	0
2011	9.696284	9.397226	-3.08%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.801875	35.164899	36.29%	0
2019	19.490534	25.801875	32.38%	0
2018	20.462225	19.490534	-4.75%	0
2017	15.909700	20.462225	28.61%	0
2016	14.803308	15.909700	7.47%	0
2015	14.196110	14.803308	4.28%	0
2014	12.462358	14.196110	13.91%	0
2013	9.828431	12.462358	26.80%	0
2012	8.980789	9.828431	9.44%	0
2011	9.495422	8.980789	-5.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.966697	33.640781	40.36%	0
2019	17.771847	23.966697	34.86%	0
2018	18.707540	17.771847	-5.00%	340
2017	14.898027	18.707540	25.57%	0
2016	14.772922	14.898027	0.85%	0
2015	14.267087	14.772922	3.55%	0
2014	13.343116	14.267087	6.92%	0
2013	9.655742	13.343116	38.19%	0
2012*	10.000000	9.655742	-3.44%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	40.845629	55.148856	35.02%	0
2019	30.339225	40.845629	34.63%	0
2018	32.559571	30.339225	-6.82%	0
2017	25.968922	32.559571	25.38%	0
2016	26.861832	25.968922	-3.32%	0
2015	26.244379	26.861832	2.35%	341
2014	23.004947	26.244379	14.08%	354
2013	17.937856	23.004947	28.25%	354
2012	15.901857	17.937856	12.80%	354
2011	16.273489	15.901857	-2.28%	502
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	41.500696	57.715570	39.07%	24,853
2019	30.125240	41.500696	37.76%	24,939
2018	32.451654	30.125240	-7.17%	29,541
2017	25.489270	32.451654	27.31%	32,103
2016	25.196836	25.489270	1.16%	36,711
2015	23.910415	25.196836	5.38%	47,768
2014	22.865972	23.910415	4.57%	48,609
2013	17.010701	22.865972	34.42%	49,357
2012	14.778428	17.010701	15.10%	52,494
2011	14.787968	14.778428	-0.06%	57,080
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.677256	46.77%	1,873
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	29.153409	36.782927	26.17%	47,274
2019	22.378872	29.153409	30.27%	51,723
2018	26.077814	22.378872	-14.18%	61,344
2017	19.302852	26.077814	35.10%	62,960
2016	19.510807	19.302852	-1.07%	73,028
2015	18.988862	19.510807	2.75%	85,332
2014	18.779307	18.988862	1.12%	87,062
2013	14.922759	18.779307	25.84%	8,235
2012	12.449393	14.922759	19.87%	8,978
2011	13.732396	12.449393	-9.34%	9,446
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.415949	14.228297	-13.33%	0
2019	13.501585	16.415949	21.59%	0
2018	14.554896	13.501585	-7.24%	0
2017	13.024215	14.554896	11.75%	0
2016	12.911954	13.024215	0.87%	0
2015	13.258412	12.911954	-2.61%	0
2014	11.701794	13.258412	13.30%	0
2013	11.525228	11.701794	1.53%	0
2012	9.100513	11.525228	26.64%	0
2011	9.847115	9.100513	-7.58%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.278148	11.527576	2.21%	1,526
2019	10.296918	11.278148	9.53%	1,626
2018	10.896556	10.296918	-5.50%	1,728
2017	10.372375	10.896556	5.05%	1,905
2016	9.849268	10.372375	5.31%	1,973
2015	10.194295	9.849268	-3.38%	2,399
2014	10.028221	10.194295	1.66%	3,546
2013	10.158333	10.028221	-1.28%	3,619
2012*	10.000000	10.158333	1.58%	2,646
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.502837	33.380535	13.14%	0
2019	22.524603	29.502837	30.98%	0
2018	22.583781	22.524603	-0.26%	0
2017	19.724097	22.583781	14.50%	0
2016	22.535808	19.724097	-12.48%	0
2015	22.098985	22.535808	1.98%	0
2014	18.681562	22.098985	18.29%	0
2013	13.447114	18.681562	38.93%	0
2012	11.252332	13.447114	19.51%	0
2011	10.950455	11.252332	2.76%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	28.614360	32.243893	12.68%	0
2019	22.514301	28.614360	27.09%	0
2018	26.789773	22.514301	-15.96%	0
2017	22.032519	26.789773	21.59%	0
2016	22.389251	22.032519	-1.59%	0
2015	23.193214	22.389251	-3.47%	0
2014	23.385540	23.193214	-0.82%	0
2013	19.878052	23.385540	17.65%	0
2012	17.406233	19.878052	14.20%	0
2011	18.881204	17.406233	-7.81%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	35.471749	39.952603	12.63%	20,356
2019	27.168449	35.471749	30.56%	22,320
2018	29.839520	27.168449	-8.95%	26,317
2017	25.819661	29.839520	15.57%	30,613
2016	23.400721	25.819661	10.34%	32,254
2015	22.910419	23.400721	2.14%	39,558
2014	20.936077	22.910419	9.43%	44,513
2013	16.072700	20.936077	30.26%	43,499
2012	13.912820	16.072700	15.52%	46,337
2011	14.076369	13.912820	-1.16%	54,667

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.888278	18.186548	7.69%	3,132
2019	13.663723	16.888278	23.60%	3,132
2018	15.637469	13.663723	-12.62%	3,272
2017	13.797174	15.637469	13.34%	3,453
2016	12.333799	13.797174	11.86%	3,597
2015	13.035277	12.333799	-5.38%	3,759
2014	12.659081	13.035277	2.97%	3,940
2013	9.968791	12.659081	26.99%	4,116
2012*	10.000000	9.968791	-0.31%	860
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.474570	27.828986	18.55%	9,307
2019	18.777179	23.474570	25.02%	12,629
2018	21.183825	18.777179	-11.36%	13,519
2017	18.772128	21.183825	12.85%	15,564
2016	16.085927	18.772128	16.70%	15,014
2015	17.293227	16.085927	-6.98%	7,637
2014	15.629281	17.293227	10.65%	5,195
2013	11.212225	15.629281	39.39%	6,254
2012	9.613731	11.212225	16.63%	4,295
2011	9.945375	9.613731	-3.33%	4,230
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.142865	13.332437	19.65%	1,282
2019	8.809953	11.142865	26.48%	1,282
2018	11.079236	8.809953	-20.48%	1,282
2017	8.863738	11.079236	25.00%	1,282
2016	9.216847	8.863738	-3.83%	2,036
2015	9.043192	9.216847	1.92%	1,649
2014*	10.000000	9.043192	-9.57%	851
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.858352	38.113746	12.57%	4,660
2019	28.126766	33.858352	20.38%	4,654
2018	30.092559	28.126766	-6.53%	4,978
2017	25.738494	30.092559	16.92%	6,249
2016	26.723418	25.738494	-3.69%	8,425
2015	29.496223	26.723418	-9.40%	9,971
2014	31.497767	29.496223	-6.35%	13,330
2013	25.464425	31.497767	23.69%	16,078
2012	21.616209	25.464425	17.80%	14,888
2011	23.565299	21.616209	-8.27%	13,657

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.164810	32.663342	4.81%	6,007
2019	28.353828	31.164810	9.91%	5,725
2018	29.305283	28.353828	-3.25%	6,048
2017	27.789356	29.305283	5.46%	4,532
2016	24.195340	27.789356	14.85%	5,304
2015	26.179812	24.195340	-7.58%	5,087
2014	25.989367	26.179812	0.73%	7,023
2013	23.793529	25.989367	9.23%	4,652
2012	20.288916	23.793529	17.27%	3,040
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.189303	59.194593	47.29%	4,018
2019	29.474081	40.189303	36.35%	3,798
2018	29.836295	29.474081	-1.21%	2,965
2017	23.785140	29.836295	25.44%	982
2016	22.674405	23.785140	4.90%	685
2015	24.345368	22.674405	-6.86%	9,046
2014	22.831846	24.345368	6.63%	7,760
2013	17.775738	22.831846	28.44%	6,587
2012	15.835673	17.775738	12.25%	110
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.659357	11.616936	8.98%	6,731
2019	9.867861	10.659357	8.02%	7,382
2018	10.113382	9.867861	-2.43%	9,365
2017	9.898828	10.113382	2.17%	10,956
2016	9.796037	9.898828	1.05%	12,937
2015*	10.000000	9.796037	-2.04%	11,467
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	29.933279	41.139307	37.44%	40,635
2019	22.127157	29.933279	35.28%	49,218
2018	22.007736	22.127157	0.54%	58,715
2017	17.125916	22.007736	28.51%	66,410
2016	16.994499	17.125916	0.77%	65,576
2015	15.358775	16.994499	10.65%	61,791
2014	14.324490	15.358775	7.22%	62,914
2013	11.071529	14.324490	29.38%	71,157
2012	9.043079	11.071529	22.43%	75,171
2011	9.830478	9.043079	-8.01%	83,012

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.551713	27.641512	49.00%	39,346
2019	12.959239	18.551713	43.15%	40,553
2018	12.992726	12.959239	-0.26%	37,673
2017	9.069797	12.992726	43.25%	39,095
2016	8.058768	9.069797	12.55%	40,703
2015	7.790605	8.058768	3.44%	37,831
2014	7.207512	7.790605	8.09%	39,273
2013	5.385409	7.207512	33.83%	42,053
2012	4.572591	5.385409	17.78%	46,034
2011	5.064122	4.572591	-9.71%	12,788
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.540660	16.676433	14.69%	46,185
2019	11.609347	14.540660	25.25%	47,151
2018	13.840101	11.609347	-16.12%	49,786
2017	10.703466	13.840101	29.30%	57,809
2016	11.606127	10.703466	-7.78%	65,017
2015	12.874715	11.606127	-9.85%	73,603
2014	14.817649	12.874715	-13.11%	76,462
2013	13.116747	14.817649	12.97%	81,121
2012	11.724339	13.116747	11.88%	86,796
2011	17.529179	11.724339	-33.12%	14,787
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	34.790044	34.517168	-0.78%	7,874
2019	27.764629	34.790044	25.30%	10,823
2018	31.860585	27.764629	-12.86%	12,585
2017	28.330598	31.860585	12.46%	13,714
2016	24.987351	28.330598	13.38%	14,258
2015	25.967574	24.987351	-3.77%	15,361
2014	22.821922	25.967574	13.78%	17,378
2013	17.450587	22.821922	30.78%	17,519
2012	14.665682	17.450587	18.99%	13,809
2011	14.522134	14.665682	0.99%	11,588
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.606331	10.350680	-2.41%	1,824
2019	9.082046	10.606331	16.78%	1,824
2018	11.281866	9.082046	-19.50%	1,824
2017	8.928312	11.281866	26.36%	2,012
2016	7.477973	8.928312	19.39%	1,878
2015	9.462866	7.477973	-20.98%	1,487
2014*	10.000000	9.462866	-5.37%	468
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.746985	11.412375	6.19%	2,810
2019	10.028624	10.746985	7.16%	2,810
2018	10.251171	10.028624	-2.17%	0
2017	9.984326	10.251171	2.67%	1,270
2016*	10.000000	9.984326	-0.16%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.035041	33.149983	43.91%	7,399
2019	16.494780	23.035041	39.65%	6,530
2018	16.979338	16.494780	-2.85%	5,008
2017	13.596154	16.979338	24.88%	4,747
2016	12.641599	13.596154	7.55%	4,785
2015	13.069092	12.641599	-3.27%	13,726
2014	14.292266	13.069092	-8.56%	9,969
2013	10.238380	14.292266	39.59%	9,717
2012*	10.000000	10.238380	2.38%	696
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.853206	25.358604	2.03%	39,168
2019	19.414044	24.853206	28.02%	45,540
2018	21.910392	19.414044	-11.39%	53,325
2017	18.887838	21.910392	16.00%	53,908
2016	16.793519	18.887838	12.47%	56,749
2015	17.149072	16.793519	-2.07%	49,643
2014	15.742473	17.149072	8.94%	46,053
2013	11.744873	15.742473	34.04%	47,893
2012	10.253344	11.744873	14.55%	50,561
2011	10.420990	10.253344	-1.61%	53,203
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.869008	12.409437	14.17%	2,771
2019*	10.000000	10.869008	8.69%	2,771
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.636626	26.897778	18.82%	23,539
2019	18.224748	22.636626	24.21%	27,562
2018	20.424056	18.224748	-10.77%	26,281
2017	16.291646	20.424056	25.37%	29,383
2016	15.871014	16.291646	2.65%	28,382
2015	15.101235	15.871014	5.10%	23,944
2014	15.105813	15.101235	-0.03%	21,999
2013	11.972877	15.105813	26.17%	18,412
2012	10.447976	11.972877	14.60%	13,352
2011	10.760516	10.447976	-2.90%	10,751
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.335879	33.36%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.648669	36.49%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.295687	16.299024	6.56%	1,194
2019	13.955273	15.295687	9.61%	1,268
2018	14.211058	13.955273	-1.80%	892
2017	13.531177	14.211058	5.02%	1,670
2016	12.899855	13.531177	4.89%	1,517
2015	13.135450	12.899855	-1.79%	1,531
2014	12.320481	13.135450	6.61%	1,731
2013	12.503450	12.320481	-1.46%	874
2012	11.558139	12.503450	8.18%	1,229
2011	11.067196	11.558139	4.44%	2,541
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	53.058065	55.356141	4.33%	193
2019	46.979786	53.058065	12.94%	197
2018	51.076772	46.979786	-8.02%	249
2017	47.096320	51.076772	8.45%	265
2016	43.094283	47.096320	9.29%	331
2015	44.087488	43.094283	-2.25%	388
2014	43.331851	44.087488	1.74%	392
2013	48.039311	43.331851	-9.80%	447
2012	41.199539	48.039311	16.60%	567
2011	38.939037	41.199539	5.81%	663
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.981062	11.673251	-2.57%	7,141
2019	9.478930	11.981062	26.40%	6,957
2018	10.411184	9.478930	-8.95%	3,843
2017	9.358081	10.411184	11.25%	0
2016	8.234226	9.358081	13.65%	0
2015*	10.000000	8.234226	-17.66%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.259146	22.212482	9.64%	0
2019	17.402374	20.259146	16.42%	0
2018	18.830715	17.402374	-7.59%	0
2017	16.406320	18.830715	14.78%	0
2016	15.720015	16.406320	4.37%	0
2015	16.989426	15.720015	-7.47%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.572912	35.195916	49.31%	8,437
2019	17.910106	23.572912	31.62%	10,483
2018	21.689169	17.910106	-17.42%	11,075
2017	17.444746	21.689169	24.33%	15,354
2016	18.029705	17.444746	-3.24%	16,279
2015	18.329520	18.029705	-1.64%	19,539
2014	18.731605	18.329520	-2.15%	20,544
2013	15.613938	18.731605	19.97%	0
2012	13.626928	15.613938	14.58%	0
2011	15.202304	13.626928	-10.36%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.537919	22.737424	10.71%	57,022
2019	17.201856	20.537919	19.39%	60,641
2018	18.315015	17.201856	-6.08%	58,699
2017	16.000522	18.315015	14.47%	59,135
2016	14.849732	16.000522	7.75%	55,899
2015	14.876089	14.849732	-0.18%	33,366
2014	14.333814	14.876089	3.78%	36,842
2013	11.761815	14.333814	21.87%	35,501
2012	10.282856	11.761815	14.38%	19,219
2011	10.306485	10.282856	-0.23%	22,351
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.840362	13.861167	7.95%	2,709
2019	11.919041	12.840362	7.73%	2,803
2018	12.189307	11.919041	-2.22%	3,407
2017	11.947024	12.189307	2.03%	3,755
2016	11.773591	11.947024	1.47%	4,406
2015	11.938142	11.773591	-1.38%	5,863
2014	11.504300	11.938142	3.77%	7,507
2013	11.945598	11.504300	-3.69%	13,564
2012	11.513086	11.945598	3.76%	17,660
2011	11.016128	11.513086	4.51%	19,695
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.343648	32.550400	28.44%	27,516
2019	19.022635	25.343648	33.23%	27,604
2018	21.247212	19.022635	-10.47%	32,631
2017	16.411534	21.247212	29.47%	29,966
2016	16.570921	16.411534	-0.96%	31,131
2015	15.734209	16.570921	5.32%	31,545
2014	15.630348	15.734209	0.66%	31,590
2013	12.291636	15.630348	27.16%	37,982
2012	10.185364	12.291636	20.68%	30,348
2011	11.361285	10.185364	-10.35%	39,040
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.264896	40.830492	49.75%	30,481
2019	21.170405	27.264896	28.79%	30,925
2018	21.559589	21.170405	-1.81%	30,387
2017	17.065869	21.559589	26.33%	32,576
2016	15.829159	17.065869	7.81%	37,115
2015	15.046269	15.829159	5.20%	49,730
2014	14.085094	15.046269	6.82%	50,728
2013	10.993629	14.085094	28.12%	50,480
2012	9.473308	10.993629	16.05%	45,075
2011	10.054668	9.473308	-5.78%	47,730

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.666459	24.218265	11.78%	8,543
2019	17.441755	21.666459	24.22%	12,730
2018	18.039988	17.441755	-3.32%	8,050
2017	14.967386	18.039988	20.53%	8,389
2016	13.629860	14.967386	9.81%	11,166
2015	13.640203	13.629860	-0.08%	12,236
2014	12.518558	13.640203	8.96%	13,019
2013	9.524179	12.518558	31.44%	15,466
2012	8.230825	9.524179	15.71%	6,804
2011	8.516788	8.230825	-3.36%	8,743
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.346682	21.957891	2.86%	19,264
2019	19.781353	21.346682	7.91%	18,788
2018	20.493310	19.781353	-3.47%	19,633
2017	19.496656	20.493310	5.11%	20,190
2016	18.153193	19.496656	7.40%	23,925
2015	18.910970	18.153193	-4.01%	27,503
2014	18.415772	18.910970	2.69%	27,621
2013	18.841871	18.415772	-2.26%	28,157
2012	16.981414	18.841871	10.96%	29,177
2011	16.275553	16.981414	4.34%	27,621
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	32.796711	35.776441	9.09%	43,311
2019	25.658558	32.796711	27.82%	44,830
2018	25.959506	25.658558	-1.16%	47,537
2017	21.788845	25.959506	19.14%	49,559
2016	19.787976	21.788845	10.11%	54,714
2015	19.832671	19.787976	-0.23%	59,124
2014	17.890140	19.832671	10.86%	65,453
2013	13.804695	17.890140	29.59%	68,392
2012	12.227588	13.804695	12.90%	80,970
2011	12.304483	12.227588	-0.62%	89,163
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.190050	29.901531	2.44%	21,268
2019	23.194834	29.190050	25.85%	22,937
2018	25.302170	23.194834	-8.33%	24,738
2017	21.691984	25.302170	16.64%	27,124
2016	18.614126	21.691984	16.54%	30,822
2015	20.096548	18.614126	-7.38%	46,673
2014	18.622939	20.096548	7.91%	52,419
2013	13.889342	18.622939	34.08%	53,220
2012	11.861182	13.889342	17.10%	53,378
2011	12.284516	11.861182	-3.45%	56,608

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.156496	13.764742	13.23%	13
2019	10.698939	12.156496	13.62%	13
2018	11.825874	10.698939	-9.53%	13
2017	10.101055	11.825874	17.08%	13
2016*	10.000000	10.101055	1.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.277952	19.224322	11.27%	4,231
2019	14.100444	17.277952	22.53%	4,423
2018	15.982846	14.100444	-11.78%	6,053
2017	13.496191	15.982846	18.42%	5,255
2016	12.599046	13.496191	7.12%	4,660
2015	12.973144	12.599046	-2.88%	12,240
2014	12.559301	12.973144	3.30%	10,733
2013	9.812976	12.559301	27.99%	12,843
2012	8.546808	9.812976	14.81%	11,621
2011	9.235097	8.546808	-7.45%	12,086
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.505293	16.810630	8.42%	1,980
2019	13.501284	15.505293	14.84%	1,962
2018	14.567286	13.501284	-7.32%	3,708
2017	13.151370	14.567286	10.77%	4,221
2016	12.538101	13.151370	4.89%	3,727
2015	12.819763	12.538101	-2.20%	3,637
2014	12.434537	12.819763	3.10%	4,069
2013	10.971118	12.434537	13.34%	4,524
2012	9.993661	10.971118	9.78%	5,393
2011	10.247522	9.993661	-2.48%	5,859
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.698321	18.399049	10.19%	2,194
2019	14.049013	16.698321	18.86%	2,207
2018	15.476198	14.049013	-9.22%	2,301
2017	13.518988	15.476198	14.48%	4,695
2016	12.742843	13.518988	6.09%	5,181
2015	13.064675	12.742843	-2.46%	4,667
2014	12.623676	13.064675	3.49%	5,964
2013	10.532766	12.623676	19.85%	10,431
2012	9.376385	10.532766	12.33%	8,353
2011	9.823944	9.376385	-4.56%	8,006

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.579727	14.442807	6.36%	1,112
2019	12.413160	13.579727	9.40%	1,043
2018	12.894265	12.413160	-3.73%	913
2017	12.264060	12.894265	5.14%	1,644
2016	11.859292	12.264060	3.41%	473
2015	12.085949	11.859292	-1.88%	569
2014	11.831794	12.085949	2.15%	3,491
2013	11.406770	11.831794	3.73%	3,502
2012	10.734806	11.406770	6.26%	3,850
2011	10.708329	10.734806	0.25%	4,546
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.690394	13.176917	3.83%	0
2019	11.275995	12.690394	12.54%	0
2018	12.268198	11.275995	-8.09%	0
2017	10.813782	12.268198	13.45%	0
2016	10.363390	10.813782	4.35%	0
2015	10.954322	10.363390	-5.39%	0
2014	10.836834	10.954322	1.08%	0
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.202086	14.010680	6.12%	0
2019	11.571843	13.202086	14.09%	0
2018	12.598315	11.571843	-8.15%	0
2017	10.819573	12.598315	16.44%	0
2016	10.304924	10.819573	4.99%	0
2015	10.959248	10.304924	-5.97%	0
2014	10.975511	10.959248	-0.15%	0
2013*	10.000000	10.975511	9.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.154317	17.675534	9.42%	17,101
2019	13.832436	16.154317	16.79%	18,100
2018	15.061604	13.832436	-8.16%	17,651
2017	13.368844	15.061604	12.66%	15,891
2016	12.670096	13.368844	5.51%	14,507
2015	12.955579	12.670096	-2.20%	15,945
2014	12.533509	12.955579	3.37%	15,691
2013	10.762993	12.533509	16.45%	15,490
2012	9.689863	10.762993	11.07%	12,990
2011	10.036480	9.689863	-3.45%	11,989

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.972912	18.834699	10.97%	6,466
2019	14.047477	16.972912	20.83%	6,483
2018	15.704238	14.047477	-10.55%	7,405
2017	13.455170	15.704238	16.72%	7,502
2016	12.650899	13.455170	6.36%	8,047
2015	12.993982	12.650899	-2.64%	8,685
2014	12.571666	12.993982	3.36%	11,074
2013	10.233532	12.571666	22.85%	11,351
2012	9.035018	10.233532	13.27%	11,129
2011	9.587811	9.035018	-5.77%	10,240
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.961128	16.128251	7.80%	64
2019	13.241451	14.961128	12.99%	2,798
2018	14.066362	13.241451	-5.86%	2,799
2017	12.949443	14.066362	8.63%	2,992
2016	12.358450	12.949443	4.78%	2,975
2015	12.636825	12.358450	-2.20%	3,870
2014	12.282434	12.636825	2.89%	15,777
2013	11.169980	12.282434	9.96%	15,526
2012	10.268845	11.169980	8.78%	14,518
2011	10.416230	10.268845	-1.41%	1,371
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.004261	16.639639	3.97%	5,733
2019	14.393241	16.004261	11.19%	6,423
2018	17.271425	14.393241	-16.66%	6,356
2017	14.237352	17.271425	21.31%	6,304
2016	14.243671	14.237352	-0.04%	7,310
2015	14.994609	14.243671	-5.01%	10,229
2014	16.514477	14.994609	-9.20%	5,985
2013	13.911205	16.514477	18.71%	4,544
2012	11.770571	13.911205	18.19%	5,342
2011	13.596896	11.770571	-13.43%	5,112
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.753650	17.54%	13,146
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.188435	15.008731	5.78%	3,266
2019	13.175216	14.188435	7.69%	3,472
2018	13.385447	13.175216	-1.57%	3,506
2017	12.970461	13.385447	3.20%	4,774
2016	12.455076	12.970461	4.14%	5,280
2015	12.691380	12.455076	-1.86%	5,313
2014	12.221225	12.691380	3.85%	3,808
2013	12.604338	12.221225	-3.04%	3,600
2012	11.833771	12.604338	6.51%	4,025
2011	11.230444	11.833771	5.37%	3,731

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.683495	15.826766	7.79%	4,154
2019	13.553996	14.683495	8.33%	4,129
2018	13.914804	13.553996	-2.59%	5,516
2017	13.565257	13.914804	2.58%	7,152
2016	13.279654	13.565257	2.15%	8,090
2015	13.503984	13.279654	-1.66%	14,998
2014	13.025248	13.503984	3.68%	14,587
2013	13.452380	13.025248	-3.18%	14,701
2012	12.704929	13.452380	5.88%	8,962
2011	12.119428	12.704929	4.83%	7,004
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.646588	10.917976	2.55%	3,654
2019	10.104953	10.646588	5.36%	3,654
2018*	10.000000	10.104953	1.05%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.645740	29.841947	12.00%	15,340
2019	21.924926	26.645740	21.53%	17,138
2018	26.859583	21.924926	-18.37%	18,335
2017	19.201788	26.859583	39.88%	19,093
2016	18.033013	19.201788	6.48%	21,808
2015	21.716632	18.033013	-16.96%	27,467
2014	23.249522	21.716632	-6.59%	27,369
2013	23.345909	23.249522	-0.41%	31
2012	20.148936	23.345909	15.87%	31
2011	26.258281	20.148936	-23.27%	32
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.640374	27.918098	4.80%	6,393
2019	23.488018	26.640374	13.42%	6,295
2018	24.497459	23.488018	-4.12%	6,811
2017	23.213161	24.497459	5.53%	7,143
2016	20.570462	23.213161	12.85%	7,485
2015	21.366878	20.570462	-3.73%	7,700
2014	21.077883	21.366878	1.37%	9,244
2013	19.914690	21.077883	5.84%	2,567
2012	17.586849	19.914690	13.24%	2,729
2011	17.136752	17.586849	2.63%	2,960
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.076542	17.906928	4.86%	39,952
2019	16.255904	17.076542	5.05%	40,835
2018	16.453970	16.255904	-1.20%	42,068
2017	16.305020	16.453970	0.91%	47,777
2016	16.372758	16.305020	-0.41%	54,794
2015	16.581271	16.372758	-1.26%	60,174
2014	16.041237	16.581271	3.37%	61,761
2013	16.913796	16.041237	-5.16%	67,598
2012	16.603506	16.913796	1.87%	76,908
2011	15.659998	16.603506	6.02%	88,686

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.141350	11.040038	-0.91%	103,948
2019	11.073696	11.141350	0.61%	62,475
2018	11.049570	11.073696	0.22%	70,736
2017	11.130859	11.049570	-0.73%	62,958
2016	11.259144	11.130859	-1.14%	85,910
2015	11.390129	11.259144	-1.15%	84,847
2014	11.522637	11.390129	-1.15%	74,953
2013	11.656682	11.522637	-1.15%	76,306
2012	11.792667	11.656682	-1.15%	70,873
2011	11.929477	11.792667	-1.15%	94,875
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.824756	17.953193	6.71%	11,396
2019	14.288395	16.824756	17.75%	11,155
2018	16.913396	14.288395	-15.52%	13,656
2017	13.424230	16.913396	25.99%	13,429
2016	13.463009	13.424230	-0.29%	14,940
2015	14.049122	13.463009	-4.17%	18,219
2014	14.276586	14.049122	-1.59%	20,082
2013	12.256900	14.276586	16.48%	606
2012	10.725747	12.256900	14.28%	858
2011	12.024469	10.725747	-10.80%	1,291
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.085909	12.798386	5.90%	2,461
2019	10.087724	12.085909	19.81%	949
2018	11.884646	10.087724	-15.12%	960
2017	9.660025	11.884646	23.03%	1,805
2016	9.721257	9.660025	-0.63%	1,837
2015	9.972865	9.721257	-2.52%	1,255
2014	10.754329	9.972865	-7.27%	1,496
2013	8.990410	10.754329	19.62%	1,510
2012	7.694006	8.990410	16.85%	2,610
2011	8.930901	7.694006	-13.85%	3,166
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.980787	30.088719	11.52%	54,536
2019	22.059502	26.980787	22.31%	58,394
2018	24.485723	22.059502	-9.91%	60,150
2017	20.915226	24.485723	17.07%	53,888
2016	19.327965	20.915226	8.21%	51,739
2015	19.749950	19.327965	-2.14%	55,183
2014	19.030951	19.749950	3.78%	66,155
2013	15.129824	19.030951	25.78%	72,714
2012	13.206056	15.129824	14.57%	72,600
2011	13.906069	13.206056	-5.03%	73,363

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.143380	20.703191	8.15%	2,703
2019	16.790251	19.143380	14.01%	5,593
2018	17.852396	16.790251	-5.95%	5,380
2017	16.250688	17.852396	9.86%	6,848
2016	15.464566	16.250688	5.08%	5,966
2015	15.671697	15.464566	-1.32%	1,041
2014	15.158944	15.671697	3.38%	1,483
2013	13.520328	15.158944	12.12%	1,408
2012	12.504317	13.520328	8.13%	1,363
2011	12.538559	12.504317	-0.27%	1,363
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.320412	25.730639	10.34%	1,627
2019	19.669523	23.320412	18.56%	986
2018	21.276316	19.669523	-7.55%	779
2017	18.746995	21.276316	13.49%	623
2016	17.602214	18.746995	6.50%	545
2015	17.902199	17.602214	-1.68%	463
2014	17.213315	17.902199	4.00%	371
2013	14.572666	17.213315	18.12%	304
2012	13.133714	14.572666	10.96%	524
2011	13.411681	13.133714	-2.07%	620
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.213578	17.103357	5.49%	19,171
2019	14.974674	16.213578	8.27%	24,048
2018	15.428058	14.974674	-2.94%	25,581
2017	14.767849	15.428058	4.47%	30,170
2016	14.328278	14.767849	3.07%	31,208
2015	14.456690	14.328278	-0.89%	27,121
2014	14.077231	14.456690	2.70%	21,478
2013	13.584624	14.077231	3.63%	17,595
2012	13.066756	13.584624	3.96%	20,584
2011	12.842069	13.066756	1.75%	23,252
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.687149	13.113162	3.36%	0
2019	11.358351	12.687149	11.70%	0
2018	12.176209	11.358351	-6.72%	0
2017	10.801883	12.176209	12.72%	0
2016	10.337192	10.801883	4.50%	0
2015	10.807752	10.337192	-4.35%	0
2014	10.671417	10.807752	1.28%	0
2013*	10.000000	10.671417	6.71%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.284778	13.962991	5.11%	9,800
2019	11.661195	13.284778	13.92%	8,499
2018	12.557899	11.661195	-7.14%	7,295
2017	10.861216	12.557899	15.62%	6,073
2016	10.273175	10.861216	5.72%	4,815
2015	10.820654	10.273175	-5.06%	3,455
2014	10.759988	10.820654	0.56%	2,157
2013*	10.000000	10.759988	7.60%	829
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.358184	24.387320	9.08%	57,777
2019	19.209551	22.358184	16.39%	59,772
2018	20.604603	19.209551	-6.77%	66,870
2017	18.457670	20.604603	11.63%	77,752
2016	17.427028	18.457670	5.91%	87,454
2015	17.688977	17.427028	-1.48%	113,324
2014	17.013287	17.688977	3.97%	136,708
2013	14.757414	17.013287	15.29%	146,269
2012	13.472820	14.757414	9.53%	167,602
2011	13.634749	13.472820	-1.19%	183,441
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.381430	28.182750	11.04%	95,369
2019	21.076182	25.381430	20.43%	110,852
2018	23.108227	21.076182	-8.79%	115,960
2017	20.034783	23.108227	15.34%	130,136
2016	18.682677	20.034783	7.24%	138,130
2015	19.038976	18.682677	-1.87%	152,986
2014	18.350812	19.038976	3.75%	169,011
2013	15.169663	18.350812	20.97%	180,606
2012	13.490265	15.169663	12.45%	172,726
2011	13.943413	13.490265	-3.25%	210,182
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.456610	20.877758	7.30%	15,798
2019	17.344396	19.456610	12.18%	16,867
2018	18.227517	17.344396	-4.84%	17,749
2017	16.883783	18.227517	7.96%	20,898
2016	16.158196	16.883783	4.49%	16,239
2015	16.351174	16.158196	-1.18%	40,142
2014	15.792911	16.351174	3.53%	43,036
2013	14.459153	15.792911	9.22%	54,868
2012	13.539227	14.459153	6.79%	57,153
2011	13.419623	13.539227	0.89%	58,024
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.484226	11.102025	5.89%	0
2019*	10.000000	10.484226	4.84%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.785389	12.341594	14.43%	0
2019*	10.000000	10.785389	7.85%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.400173	31.377718	28.60%	21,685
2019	18.910646	24.400173	29.03%	22,784
2018	19.739244	18.910646	-4.20%	25,552
2017	15.336080	19.739244	28.71%	27,950
2016	15.181563	15.336080	1.02%	30,764
2015	14.848238	15.181563	2.24%	32,187
2014	13.601544	14.848238	9.17%	36,793
2013	10.211992	13.601544	33.19%	40,071
2012	8.878946	10.211992	15.01%	47,263
2011	9.250880	8.878946	-4.02%	51,798
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.266295	14.043728	5.86%	0
2019	11.280690	13.266295	17.60%	0
2018	11.990647	11.280690	-5.92%	0
2017	10.318553	11.990647	16.20%	0
2016	9.616317	10.318553	7.30%	0
2015	9.951825	9.616317	-3.37%	0
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.265250	16.143138	5.75%	0
2019	12.659846	15.265250	20.58%	0
2018	13.146444	12.659846	-3.70%	0
2017	10.927974	13.146444	20.30%	0
2016	10.045670	10.927974	8.78%	0
2015	10.148174	10.045670	-1.01%	0
2014*	10.000000	10.148174	1.48%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.834590	47.993037	17.53%	117,046
2019	30.018060	40.834590	36.03%	119,194
2018	30.760754	30.018060	-2.41%	135,514
2017	24.441866	30.760754	25.85%	157,858
2016	23.858806	24.441866	2.44%	176,808
2015	22.966685	23.858806	3.88%	191,105
2014	21.354697	22.966685	7.55%	204,902
2013	15.802870	21.354697	35.13%	230,529
2012	13.470193	15.802870	17.32%	257,023
2011	13.937912	13.470193	-3.36%	287,767

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.286431	31.388336	0.33%	39,662
2019	24.930706	31.286431	25.49%	45,585
2018	27.823478	24.930706	-10.40%	50,704
2017	25.899380	27.823478	7.43%	57,488
2016	21.753719	25.899380	19.06%	64,330
2015	22.989733	21.753719	-5.38%	69,540
2014	20.559998	22.989733	11.82%	75,708
2013	15.768990	20.559998	30.38%	82,160
2012	13.912879	15.768990	13.34%	85,271
2011	13.983976	13.912879	-0.51%	94,365
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.813758	18.14%	17,646
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.809171	18.09%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	63.828166	71.368911	11.81%	16,122
2019	51.388764	63.828166	24.21%	17,031
2018	58.668977	51.388764	-12.41%	20,049
2017	51.261057	58.668977	14.45%	20,440
2016	43.109244	51.261057	18.91%	21,375
2015	44.744704	43.109244	-3.66%	23,757
2014	41.368211	44.744704	8.16%	26,283
2013	31.454297	41.368211	31.52%	27,100
2012	27.087971	31.454297	16.12%	29,187
2011	28.117858	27.087971	-3.66%	30,856
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.251775	22.721296	-2.28%	23,419
2019	18.993158	23.251775	22.42%	28,278
2018	22.126129	18.993158	-14.16%	31,744
2017	19.661842	22.126129	12.53%	34,910
2016	16.914135	19.661842	16.25%	39,641
2015	17.619336	16.914135	-4.00%	49,240
2014	15.231863	17.619336	15.67%	51,334
2013	11.357084	15.231863	34.12%	54,812
2012	9.875328	11.357084	15.00%	61,964
2011	10.227396	9.875328	-3.44%	77,073

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	36.611444	50.988175	39.27%	6,729
2019	27.291046	36.611444	34.15%	7,124
2018	29.991687	27.291046	-9.00%	7,630
2017	24.286189	29.991687	23.49%	8,376
2016	22.684070	24.286189	7.06%	9,460
2015	22.775759	22.684070	-0.40%	9,125
2014	22.410648	22.775759	1.63%	9,727
2013	15.712292	22.410648	42.63%	11,404
2012	14.012537	15.712292	12.13%	14,278
2011	14.267718	14.012537	-1.79%	15,893
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	66.449828	69.069968	3.94%	12,780
2019	56.489487	66.449828	17.63%	13,924
2018	68.817277	56.489487	-17.91%	14,761
2017	63.830511	68.817277	7.81%	18,757
2016	51.274287	63.830511	24.49%	19,511
2015	55.194925	51.274287	-7.10%	19,890
2014	52.173387	55.194925	5.79%	21,405
2013	37.592542	52.173387	38.79%	25,357
2012	31.575230	37.592542	19.06%	27,798
2011	33.647927	31.575230	-6.16%	29,947
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	60.374388	73.221125	21.28%	16,098
2019	48.609364	60.374388	24.20%	17,291
2018	56.289865	48.609364	-13.64%	19,599
2017	50.175440	56.289865	12.19%	20,315
2016	41.322687	50.175440	21.42%	21,209
2015	42.498375	41.322687	-2.77%	23,678
2014	42.645168	42.498375	-0.34%	26,815
2013	30.616746	42.645168	39.29%	34,166
2012	26.816500	30.616746	14.17%	40,792
2011	28.724632	26.816500	-6.64%	45,343
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.712116	24.370573	12.24%	14,855
2019	17.150306	21.712116	26.60%	16,498
2018	18.219206	17.150306	-5.87%	22,761
2017	14.761635	18.219206	23.42%	24,508
2016	13.144900	14.761635	12.30%	26,470
2015	13.442964	13.144900	-2.22%	29,869
2014	12.757430	13.442964	5.37%	33,734
2013	8.973594	12.757430	42.17%	36,773
2012	7.763025	8.973594	15.59%	43,300
2011	8.885547	7.763025	-12.63%	47,156

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.159469	18.114221	12.10%	1,760
2019	12.762838	16.159469	26.61%	3,783
2018	13.592804	12.762838	-6.11%	3,783
2017	11.021558	13.592804	23.33%	0
2016*	10.000000	11.021558	10.22%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.470283	25.179508	12.06%	4,548
2019	18.039950	22.470283	24.56%	4,783
2018	19.372819	18.039950	-6.88%	4,155
2017	16.521504	19.372819	17.26%	4,181
2016	15.178372	16.521504	8.85%	4,810
2015	15.404841	15.178372	-1.47%	7,044
2014	14.090130	15.404841	9.33%	6,653
2013	10.271939	14.090130	37.17%	6,562
2012	9.320014	10.271939	10.21%	6,477
2011	9.737863	9.320014	-4.29%	6,860
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.698765	17.488127	-6.47%	34,168
2019	14.472801	18.698765	29.20%	35,044
2018	15.239895	14.472801	-5.03%	41,465
2017	14.476179	15.239895	5.28%	48,513
2016	13.641677	14.476179	6.12%	58,079
2015	14.581577	13.641677	-6.45%	63,132
2014	11.445229	14.581577	27.40%	73,410
2013	11.236208	11.445229	1.86%	80,247
2012	9.817385	11.236208	14.45%	84,562
2011	9.325162	9.817385	5.28%	95,119
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.308372	33.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.960197	24.417772	16.50%	38,460
2019	16.206131	20.960197	29.33%	42,721
2018	17.235668	16.206131	-5.97%	37,796
2017	14.382933	17.235668	19.83%	39,536
2016	13.061331	14.382933	10.12%	27,769
2015	13.089868	13.061331	-0.22%	11,117
2014	11.710717	13.089868	11.78%	8,752
2013*	10.000000	11.710717	17.11%	1,791

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.947917	11.128490	1.65%	940
2019	10.640381	10.947917	2.89%	25
2018	10.677261	10.640381	-0.35%	19
2017	10.633224	10.677261	0.41%	333
2016	10.495092	10.633224	1.32%	525
2015	10.653524	10.495092	-1.49%	1,182
2014	10.724502	10.653524	-0.66%	1,370
2013	10.837845	10.724502	-1.05%	1,760
2012	10.591062	10.837845	2.33%	5,602
2011	10.576649	10.591062	0.14%	10,267
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.849018	21.052219	17.95%	1,974
2019	14.449950	17.849018	23.52%	2,611
2018	16.489473	14.449950	-12.37%	900
2017	14.609064	16.489473	12.87%	16
2016	12.226748	14.609064	19.48%	0
2015	13.003827	12.226748	-5.98%	1,876
2014	12.582420	13.003827	3.35%	1,820
2013*	10.000000	12.582420	25.82%	5
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.419910	38.839865	59.05%	36,648
2019	17.998710	24.419910	35.68%	38,972
2018	19.548593	17.998710	-7.93%	44,051
2017	15.481211	19.548593	26.27%	51,170
2016	14.709770	15.481211	5.24%	64,137
2015	14.908488	14.709770	-1.33%	73,258
2014	14.496976	14.908488	2.84%	82,611
2013	10.554944	14.496976	37.35%	90,576
2012	9.292992	10.554944	13.58%	105,406
2011	9.816061	9.292992	-5.33%	115,419
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.695244	20.294715	38.10%	0
2019	11.221363	14.695244	30.96%	0
2018	12.149428	11.221363	-7.64%	0
2017	9.866797	12.149428	23.13%	0
2016	9.582475	9.866797	2.97%	0
2015*	10.000000	9.582475	-4.18%	262

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.928374	11.176237	2.27%	10,918
2019	10.662415	10.928374	2.49%	11,663
2018	10.678116	10.662415	-0.15%	17,537
2017	10.706581	10.678116	-0.27%	17,763
2016	10.700342	10.706581	0.06%	17,758
2015	10.804979	10.700342	-0.97%	19,856
2014	10.864411	10.804979	-0.55%	23,287
2013	10.923435	10.864411	-0.54%	20,415
2012	10.564320	10.923435	3.40%	14,750
2011	10.656107	10.564320	-0.86%	17,048
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.486746	36.031495	18.19%	2,863
2019	24.499661	30.486746	24.44%	4,533
2018	26.291712	24.499661	-6.82%	4,746
2017	22.457876	26.291712	17.07%	5,385
2016	20.679053	22.457876	8.60%	4,001
2015	21.017073	20.679053	-1.61%	4,002
2014	19.261839	21.017073	9.11%	5,209
2013	14.160896	19.261839	36.02%	5,608
2012	12.908706	14.160896	9.70%	6,142
2011	13.473620	12.908706	-4.19%	6,755
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.114771	12.922460	6.67%	2,568
2019	10.967710	12.114771	10.46%	2,677
2018	11.735218	10.967710	-6.54%	3,947
2017	10.470564	11.735218	12.08%	4,898
2016	9.381376	10.470564	11.61%	4,530
2015	10.450730	9.381376	-10.23%	13,821
2014	10.524441	10.450730	-0.70%	8,515
2013	10.635249	10.524441	-1.04%	10,638
2012*	10.000000	10.635249	6.35%	2,908
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.135821	12.785585	5.35%	442
2019	10.708015	12.135821	13.33%	443
2018	11.382528	10.708015	-5.93%	283
2017	10.488767	11.382528	8.52%	779
2016	9.372107	10.488767	11.91%	270
2015	9.710823	9.372107	-3.49%	0
2014*	10.000000	9.710823	-2.89%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.296846	13.451471	9.39%	380
2019	11.635048	12.296846	5.69%	379
2018	12.271013	11.635048	-5.18%	386
2017	11.210014	12.271013	9.46%	439
2016	11.020101	11.210014	1.72%	433
2015	12.010066	11.020101	-8.24%	434
2014	12.113330	12.010066	-0.85%	471
2013	13.115558	12.113330	-7.64%	604
2012	12.608799	13.115558	4.02%	1,041
2011	11.764923	12.608799	7.17%	910
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.807049	12.008521	1.71%	9,015
2019	11.493435	11.807049	2.73%	9,622
2018	11.600379	11.493435	-0.92%	9,532
2017	11.589833	11.600379	0.09%	9,824
2016	11.573261	11.589833	0.14%	10,264
2015	11.683511	11.573261	-0.94%	18,400
2014	11.731651	11.683511	-0.41%	30,352
2013	11.895761	11.731651	-1.38%	29,876
2012	11.380137	11.895761	4.53%	29,253
2011	11.397306	11.380137	-0.15%	27,170
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.683318	16.214974	10.43%	0
2019	13.698645	14.683318	7.19%	0
2018	14.172530	13.698645	-3.34%	0
2017	13.830486	14.172530	2.47%	0
2016	13.301043	13.830486	3.98%	0
2015	13.829839	13.301043	-3.82%	0
2014	13.571202	13.829839	1.91%	0
2013	15.123027	13.571202	-10.26%	0
2012	14.067840	15.123027	7.50%	0
2011	12.743989	14.067840	10.39%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.421282	10.521932	0.97%	0
2019	10.265731	10.421282	1.52%	0
2018	10.239689	10.265731	0.25%	0
2017	10.125090	10.239689	1.13%	0
2016*	10.000000	10.125090	1.25%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.990840	18.246359	7.39%	0
2019	15.863149	16.990840	7.11%	0
2018	16.135151	15.863149	-1.69%	0
2017	15.556726	16.135151	3.72%	0
2016	15.325610	15.556726	1.51%	0
2015	15.436680	15.325610	-0.72%	0
2014	14.976626	15.436680	3.07%	0
2013	15.453050	14.976626	-3.08%	0
2012	14.263917	15.453050	8.34%	0
2011	13.927366	14.263917	2.42%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.834983	12.696924	7.28%	30,861
2019	11.060480	11.834983	7.00%	40,590
2018	11.261373	11.060480	-1.78%	40,152
2017	10.868481	11.261373	3.61%	36,138
2016	10.717682	10.868481	1.41%	36,274
2015	10.806099	10.717682	-0.82%	44,139
2014	10.494450	10.806099	2.97%	38,197
2013	10.839073	10.494450	-3.18%	36,836
2012	10.014102	10.839073	8.24%	27,140
2011*	10.000000	10.014102	0.14%	17,916
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.183400	13.499966	10.81%	0
2019	9.848053	12.183400	23.71%	0
2018	12.317641	9.848053	-20.05%	0
2017	9.843962	12.317641	25.13%	0
2016*	10.000000	9.843962	-1.56%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.517494	35.17%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.915556	29.16%	771
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.181667	18.577795	22.37%	0
2019	12.846660	15.181667	18.18%	0
2018	14.289490	12.846660	-10.10%	0
2017	13.742713	14.289490	3.98%	0
2016	11.613018	13.742713	18.34%	0
2015	13.420009	11.613018	-13.46%	0
2014	14.079982	13.420009	-4.69%	0
2013	11.773015	14.079982	19.60%	0
2012	11.068562	11.773015	6.36%	0
2011	12.738663	11.068562	-13.11%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.054772	57.572019	27.78%	22,541
2019	35.434142	45.054772	27.15%	25,798
2018	35.543945	35.434142	-0.31%	28,223
2017	28.243797	35.543945	25.85%	28,327
2016	32.000556	28.243797	-11.74%	30,664
2015	28.783452	32.000556	11.18%	32,479
2014	22.189717	28.783452	29.72%	29,889
2013	14.914208	22.189717	48.78%	25,142
2012	11.517684	14.914208	29.49%	15,159
2011	10.555188	11.517684	9.12%	4,697
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	71.986651	83.433338	15.90%	656
2019	55.762933	71.986651	29.09%	767
2018	73.732560	55.762933	-24.37%	931
2017	49.384451	73.732560	49.30%	1,274
2016	49.906200	49.384451	-1.05%	1,481
2015	58.700542	49.906200	-14.98%	1,800
2014	59.630860	58.700542	-1.56%	1,876
2013	53.851472	59.630860	10.73%	2,092
2012	41.969100	53.851472	28.31%	2,688
2011	57.171559	41.969100	-26.59%	790
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.897768	6.927582	17.46%	9,234
2019	5.348808	5.897768	10.26%	9,140
2018	7.560210	5.348808	-29.25%	9,147
2017	7.801719	7.560210	-3.10%	9,175
2016	5.503148	7.801719	41.77%	9,785
2015	8.387716	5.503148	-34.39%	9,427
2014	10.520797	8.387716	-20.27%	7,251
2013	9.649712	10.520797	9.03%	6,167
2012*	10.000000	9.649712	-3.50%	4,425
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	28.785040	33.892164	17.74%	1,032
2019	26.030422	28.785040	10.58%	1,116
2018	36.717983	26.030422	-29.11%	1,696
2017	37.785602	36.717983	-2.83%	2,161
2016	26.597958	37.785602	42.06%	2,244
2015	40.430567	26.597958	-34.21%	2,591
2014	50.560079	40.430567	-20.03%	2,962
2013	46.273824	50.560079	9.26%	3,060
2012	45.280208	46.273824	2.19%	4,894
2011	54.825340	45.280208	-17.41%	1,073
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.805477	10.515723	-2.68%	0
2019*	10.000000	10.805477	8.05%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.378036	58.298944	55.97%	1,786
2019	30.291687	37.378036	23.39%	1,990
2018	30.250085	30.291687	0.14%	2,093
2017	24.313864	30.250085	24.41%	1,331
2016	22.827570	24.313864	6.51%	1,312
2015	23.778571	22.827570	-4.00%	1,960
2014	24.515532	23.778571	-3.01%	1,869
2013	16.508394	24.515532	48.50%	1,970
2012	15.482265	16.508394	6.63%	3,690
2011	16.416634	15.482265	-5.69%	3,918

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.563919	14.052544	3.60%	3,735
2019	11.913027	13.563919	13.86%	11,819
2018	13.014769	11.913027	-8.47%	12,048
2017	11.522090	13.014769	12.95%	12,048
2016	11.281899	11.522090	2.13%	12,489
2015	11.569328	11.281899	-2.48%	16,049
2014	11.237121	11.569328	2.96%	15,511
2013	10.161069	11.237121	10.59%	14,413
2012*	10.000000	10.161069	1.61%	1,295
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.843393	8.930451	0.98%	0
2019	7.664038	8.843393	15.39%	0
2018*	10.000000	7.664038	-23.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.481871	21.872116	1.82%	12,871
2019	18.133756	21.481871	18.46%	15,516
2018	21.669730	18.133756	-16.32%	15,753
2017	19.434820	21.669730	11.50%	15,984
2016	15.762343	19.434820	23.30%	20,486
2015	16.917054	15.762343	-6.83%	22,158
2014	15.716509	16.917054	7.64%	18,427
2013	11.557598	15.716509	35.98%	18,500
2012	9.874545	11.557598	17.04%	1,765
2011	10.937267	9.874545	-9.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.580743	15.782184	8.24%	14,057
2019	13.551427	14.580743	7.60%	14,281
2018	14.114779	13.551427	-3.99%	14,525
2017	13.779793	14.114779	2.43%	14,954
2016	13.360512	13.779793	3.14%	19,184
2015	13.864996	13.360512	-3.64%	19,783
2014	13.585119	13.864996	2.06%	18,366
2013	15.024082	13.585119	-9.58%	18,047
2012	14.161086	15.024082	6.09%	6,990
2011	12.826176	14.161086	10.41%	6,655
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	31.957959	35.303008	10.47%	1,505
2019	26.096212	31.957959	22.46%	2,108
2018	28.362790	26.096212	-7.99%	3,438
2017	23.825352	28.362790	19.04%	3,828
2016	21.248827	23.825352	12.13%	3,887
2015	22.787737	21.248827	-6.75%	4,944
2014	20.501156	22.787737	11.15%	9,086
2013	15.277461	20.501156	34.19%	12,387
2012	13.476424	15.277461	13.36%	11,567
2011	13.228101	13.476424	1.88%	11,398

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	21.838528	27.160472	24.37%	0
2019	17.211990	21.838528	26.88%	0
2018	20.550221	17.211990	-16.24%	0
2017	15.852132	20.550221	29.64%	0
2016	16.977658	15.852132	-6.63%	0
2015	17.054562	16.977658	-0.45%	0
2014	18.267672	17.054562	-6.64%	0
2013	15.104464	18.267672	20.94%	0
2012	12.618120	15.104464	19.70%	0
2011	14.519615	12.618120	-13.10%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.859339	28.858176	0.00%	15,179
2019	22.616935	28.859339	27.60%	17,177
2018	26.264474	22.616935	-13.89%	20,452
2017	23.799411	26.264474	10.36%	21,215
2016	19.606568	23.799411	21.38%	20,293
2015	20.133170	19.606568	-2.62%	21,143
2014	17.503134	20.133170	15.03%	21,626
2013	13.615345	17.503134	28.55%	21,931
2012	11.846752	13.615345	14.93%	6,063
2011	12.074087	11.846752	-1.88%	5,293
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	44.800217	44.695112	-0.23%	0
2019	35.694590	44.800217	25.51%	0
2018	39.769785	35.694590	-10.25%	0
2017	37.013681	39.769785	7.45%	0
2016	31.093932	37.013681	19.04%	0
2015	32.743433	31.093932	-5.04%	0
2014	29.307642	32.743433	11.72%	0
2013	22.518979	29.307642	30.15%	0
2012	19.893508	22.518979	13.20%	0
2011	19.932410	19.893508	-0.20%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.067247	30.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.846777	12.525373	5.73%	203
2019	10.439158	11.846777	13.48%	203
2018	10.880946	10.439158	-4.06%	0
2017	10.284734	10.880946	5.80%	0
2016	9.226563	10.284734	11.47%	0
2015*	10.000000	9.226563	-7.73%	8

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.702113	11.477017	7.24%	3,201
2019	9.924307	10.702113	7.84%	3,201
2018	10.118513	9.924307	-1.92%	0
2017	9.922924	10.118513	1.97%	0
2016	9.802068	9.922924	1.23%	0
2015*	10.000000	9.802068	-1.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.858794	15.204635	2.33%	17,111
2019	11.799107	14.858794	25.93%	17,326
2018	12.899909	11.799107	-8.53%	17,222
2017	11.207905	12.899909	15.10%	17,162
2016	9.774027	11.207905	14.67%	11,945
2015*	10.000000	9.774027	-2.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.468923	22.026106	19.26%	111,929
2019	15.874636	18.468923	16.34%	114,065
2018	17.386193	15.874636	-8.69%	126,417
2017	15.475366	17.386193	12.35%	138,057
2016	15.088680	15.475366	2.56%	145,997
2015	15.426362	15.088680	-2.19%	155,045
2014	15.317744	15.426362	0.71%	151,733
2013	13.550365	15.317744	13.04%	154,875
2012	12.472250	13.550365	8.64%	10,939
2011	13.100288	12.472250	-4.79%	6,263
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.393306	14.270759	6.55%	669
2019	11.310291	13.393306	18.42%	669
2018	13.578297	11.310291	-16.70%	0
2017	11.946022	13.578297	13.66%	0
2016	10.495243	11.946022	13.82%	0
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.467216	39.862192	9.31%	2,218
2019	30.201535	36.467216	20.75%	3,256
2018	33.584846	30.201535	-10.07%	5,284
2017	30.240763	33.584846	11.06%	5,135
2016	24.344043	30.240763	24.22%	5,249
2015	25.227398	24.344043	-3.50%	7,130
2014	24.289802	25.227398	3.86%	7,375
2013	17.471304	24.289802	39.03%	7,741
2012	15.278847	17.471304	14.35%	9,187
2011	15.377498	15.278847	-0.64%	9,485

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	35.785930	41.723572	16.59%	13,699
2019	27.610513	35.785930	29.61%	24,650
2018	29.306188	27.610513	-5.79%	29,137
2017	24.404497	29.306188	20.09%	40,261
2016	22.111501	24.404497	10.37%	77,971
2015	22.134999	22.111501	-0.11%	78,784
2014	19.752217	22.134999	12.06%	61,810
2013	15.142300	19.752217	30.44%	61,313
2012	13.242551	15.142300	14.35%	11,826
2011	13.156042	13.242551	0.66%	13,945
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.242749	34.640995	22.65%	661
2019	21.275706	28.242749	32.75%	676
2018	22.527206	21.275706	-5.56%	1,197
2017	19.768751	22.527206	13.95%	1,195
2016	18.127744	19.768751	9.05%	1,186
2015	18.953434	18.127744	-4.36%	1,177
2014	16.908935	18.953434	12.09%	1,160
2013	12.739110	16.908935	32.73%	1,155
2012	11.515259	12.739110	10.63%	1,763
2011	11.550728	11.515259	-0.31%	2,261
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	35.013514	42.788395	22.21%	9,171
2019	26.039309	35.013514	34.46%	9,281
2018	28.296283	26.039309	-7.98%	9,940
2017	22.491469	28.296283	25.81%	9,973
2016	21.096440	22.491469	6.61%	10,247
2015	21.893100	21.096440	-3.64%	10,392
2014	20.500202	21.893100	6.79%	11,597
2013	17.133379	20.500202	19.65%	10,978
2012	15.703984	17.133379	9.10%	16,536
2011	14.580318	15.703984	7.71%	10,670
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.152544	11.713635	5.03%	0
2019	9.687396	11.152544	15.12%	0
2018	10.214154	9.687396	-5.16%	0
2017*	10.000000	10.214154	2.14%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.482863	16.897077	-3.35%	3,222
2019	13.854748	17.482863	26.19%	3,082
2018	16.884989	13.854748	-17.95%	3,502
2017	15.291526	16.884989	10.42%	2,400
2016	11.806570	15.291526	29.52%	0
2015	12.775566	11.806570	-7.58%	0
2014	12.242868	12.775566	4.35%	381
2013*	10.000000	12.242868	22.43%	391

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.146718	11.233128	0.78%	0
2019	10.536266	11.146718	5.79%	0
2018	10.674117	10.536266	-1.29%	0
2017	10.443876	10.674117	2.20%	0
2016	9.702417	10.443876	7.64%	0
2015	9.918673	9.702417	-2.18%	3,121
2014*	10.000000	9.918673	-0.81%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.207316	21.585822	6.82%	2,732
2019	18.687945	20.207316	8.13%	2,899
2018	19.028998	18.687945	-1.79%	3,445
2017	18.512428	19.028998	2.79%	3,625
2016	18.046529	18.512428	2.58%	3,735
2015	18.310304	18.046529	-1.44%	4,180
2014	17.855420	18.310304	2.55%	4,289
2013	17.887155	17.855420	-0.18%	5,431
2012	16.500735	17.887155	8.40%	6,854
2011	16.329532	16.500735	1.05%	9,941
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.531396	13.617901	29.31%	910
2019	8.250651	10.531396	27.64%	894
2018*	10.000000	8.250651	-17.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.806358	19.772909	11.04%	0
2019	15.536865	17.806358	14.61%	798
2018	16.399734	15.536865	-5.26%	799
2017	14.689967	16.399734	11.64%	800
2016	14.122582	14.689967	4.02%	801
2015	14.338825	14.122582	-1.51%	802
2014	13.908050	14.338825	3.10%	803
2013	12.414356	13.908050	12.03%	804
2012	11.250785	12.414356	10.34%	805
2011	11.419590	11.250785	-1.48%	4,299
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.572359	21.086483	13.54%	32,225
2019	15.663777	18.572359	18.57%	32,433
2018	16.863023	15.663777	-7.11%	43,302
2017	14.653670	16.863023	15.08%	45,715
2016	13.986047	14.653670	4.77%	52,466
2015	14.207983	13.986047	-1.56%	47,602
2014	13.739696	14.207983	3.41%	48,307
2013	11.993074	13.739696	14.56%	43,980
2012	10.724695	11.993074	11.83%	14,102
2011	10.978165	10.724695	-2.31%	907

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.930208	22.990708	15.36%	1,387
2019	16.219032	19.930208	22.88%	1,257
2018	17.822344	16.219032	-9.00%	1,193
2017	14.930097	17.822344	19.37%	2,052
2016	14.185988	14.930097	5.25%	2,052
2015	14.406679	14.185988	-1.53%	2,053
2014	13.905654	14.406679	3.60%	2,105
2013	11.584251	13.905654	20.04%	4,012
2012	10.153311	11.584251	14.09%	131
2011	10.561122	10.153311	-3.86%	7,268
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.868851	16.734396	20.66%	2,681
2019	11.309899	13.868851	22.63%	2,946
2018	11.980067	11.309899	-5.59%	0
2017	10.442266	11.980067	14.73%	0
2016*	10.000000	10.442266	4.42%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	50.148001	64.623743	28.87%	0
2019	38.613406	50.148001	29.87%	0
2018	41.796465	38.613406	-7.62%	0
2017	34.741847	41.796465	20.31%	0
2016	32.584598	34.741847	6.62%	0
2015	32.797407	32.584598	-0.65%	0
2014	29.687661	32.797407	10.47%	0
2013	22.912045	29.687661	29.57%	0
2012	19.939225	22.912045	14.91%	0
2011	20.727482	19.939225	-3.80%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.018059	14.177122	28.67%	3,657
2019*	10.000000	11.018059	10.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.557937	5.674946	-33.69%	2,621
2019	7.887049	8.557937	8.51%	10,660
2018	10.611677	7.887049	-25.68%	13,092
2017	11.046784	10.611677	-3.94%	13,930
2016	8.374559	11.046784	31.91%	12,571
2015	10.695765	8.374559	-21.70%	16,192
2014	12.410031	10.695765	-13.81%	15,828
2013	10.117745	12.410031	22.66%	9,667
2012	9.777986	10.117745	3.47%	7,038
2011	10.439308	9.777986	-6.33%	6,724

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	32.659429	34.379634	5.27%	27,158
2019	25.962018	32.659429	25.80%	29,196
2018	28.689127	25.962018	-9.51%	29,224
2017	25.740630	28.689127	11.45%	35,850
2016	22.096499	25.740630	16.49%	38,029
2015	23.318282	22.096499	-5.24%	39,516
2014	21.723175	23.318282	7.34%	49,509
2013	17.175680	21.723175	26.48%	52,064
2012	14.834974	17.175680	15.78%	28,888
2011	14.886926	14.834974	-0.35%	29,410
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.924760	15.865454	6.30%	0
2019	11.648662	14.924760	28.12%	0
2018	12.984545	11.648662	-10.29%	0
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	37.315816	62.121601	66.48%	0
2019	26.844038	37.315816	39.01%	0
2018	24.185957	26.844038	10.99%	0
2017	18.213328	24.185957	32.79%	0
2016	18.388525	18.213328	-0.95%	0
2015	17.644677	18.388525	4.22%	0
2014	15.930862	17.644677	10.76%	0
2013	11.703104	15.930862	36.13%	0
2012	9.915687	11.703104	18.03%	0
2011	9.821719	9.915687	0.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.437328	56.011145	42.03%	22,152
2019	29.747266	39.437328	32.57%	25,936
2018	30.193743	29.747266	-1.48%	27,355
2017	22.636098	30.193743	33.39%	35,614
2016	22.747946	22.636098	-0.49%	36,381
2015	21.507384	22.747946	5.77%	38,393
2014	19.578164	21.507384	9.85%	47,050
2013	14.548704	19.578164	34.57%	48,998
2012	12.855879	14.548704	13.17%	20,478
2011	12.993343	12.855879	-1.06%	30,709

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	20.343406	20.631691	1.42%	5,561
2019	17.917223	20.343406	13.54%	6,455
2018	18.813424	17.917223	-4.76%	6,621
2017	17.783794	18.813424	5.79%	7,094
2016	15.737377	17.783794	13.00%	7,514
2015	16.550114	15.737377	-4.91%	10,804
2014	16.573026	16.550114	-0.14%	1,509
2013	15.843684	16.573026	4.60%	1,523
2012	14.043042	15.843684	12.82%	2,357
2011	13.676299	14.043042	2.68%	2,358
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.140005	17.422188	7.94%	11,751
2019	14.907718	16.140005	8.27%	10,935
2018	15.185784	14.907718	-1.83%	14,320
2017	14.756129	15.185784	2.91%	15,644
2016	14.274250	14.756129	3.38%	14,163
2015	14.550316	14.274250	-1.90%	16,725
2014	13.925749	14.550316	4.48%	16,754
2013	14.366349	13.925749	-3.07%	16,490
2012	13.748136	14.366349	4.50%	34,809
2011	12.979067	13.748136	5.93%	14,628
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.049013	25.714130	16.62%	18,642
2019	18.092537	22.049013	21.87%	19,975
2018	21.454404	18.092537	-15.67%	20,119
2017	17.989696	21.454404	19.26%	20,307
2016	16.240435	17.989696	10.77%	25,265
2015	16.687983	16.240435	-2.68%	27,639
2014	15.905133	16.687983	4.92%	27,761
2013	11.831501	15.905133	34.43%	32,295
2012	10.436160	11.831501	13.37%	17,775
2011	11.830540	10.436160	-11.79%	14,019
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.512999	25.689211	14.11%	3,386
2019	17.847378	22.512999	26.14%	3,394
2018	21.224658	17.847378	-15.91%	4,296
2017	16.511227	21.224658	28.55%	4,183
2016	17.613290	16.511227	-6.26%	4,493
2015	17.225959	17.613290	2.25%	8,152
2014	18.984497	17.225959	-9.26%	45
2013	14.738062	18.984497	28.81%	45
2012	12.375401	14.738062	19.09%	45
2011	15.132512	12.375401	-18.22%	45

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.458468	10.552199	-7.91%	36
2019	9.432865	11.458468	21.47%	20
2018	10.206939	9.432865	-7.58%	0
2017*	10.000000	10.206939	2.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.221746	32.301224	6.88%	18
2019	22.777929	30.221746	32.68%	36
2018	27.889770	22.777929	-18.33%	165
2017	23.678745	27.889770	17.78%	163
2016	21.890605	23.678745	8.17%	570
2015	22.854658	21.890605	-4.22%	724
2014	21.681259	22.854658	5.41%	737
2013	16.822770	21.681259	28.88%	1,043
2012	13.396840	16.822770	25.57%	1,098
2011	14.875465	13.396840	-9.94%	1,985
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.448833	17.055867	10.40%	8,565
2019	13.045703	15.448833	18.42%	17,293
2018	14.615235	13.045703	-10.74%	26,892
2017	13.209891	14.615235	10.64%	38,261
2016	11.812893	13.209891	11.83%	50,421
2015	12.748465	11.812893	-7.34%	52,938
2014	12.545987	12.748465	1.61%	55,036
2013	10.259562	12.545987	22.29%	54,090
2012	9.003906	10.259562	13.95%	6,239
2011	9.255758	9.003906	-2.72%	6,671
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.820895	18.724041	-0.51%	36,614
2019	16.413647	18.820895	14.67%	46,946
2018	17.361353	16.413647	-5.46%	52,377
2017	16.021825	17.361353	8.36%	73,879
2016	14.221543	16.021825	12.66%	74,239
2015	15.486773	14.221543	-8.17%	76,631
2014	14.983267	15.486773	3.36%	120,218
2013	13.309689	14.983267	12.57%	119,602
2012	11.958652	13.309689	11.30%	4,411
2011	11.821730	11.958652	1.16%	3,547

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.567203	22.414070	3.93%	1,359
2019	17.276987	21.567203	24.83%	1,326
2018	20.072723	17.276987	-13.93%	2,755
2017	18.360157	20.072723	9.33%	5,699
2016	14.273637	18.360157	28.63%	6,296
2015	15.599338	14.273637	-8.50%	8,464
2014	15.699158	15.599338	-0.64%	13,669
2013	11.663216	15.699158	34.60%	14,230
2012	9.971622	11.663216	16.96%	10,762
2011	10.486815	9.971622	-4.91%	10,859
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.453723	14.418639	15.78%	9,159
2019	9.948927	12.453723	25.18%	9,159
2018	11.959500	9.948927	-16.81%	9,159
2017	8.620749	11.959500	38.73%	0
2016	7.429355	8.620749	16.04%	0
2015	9.353141	7.429355	-20.57%	0
2014*	10.000000	9.353141	-6.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.433169	18.045175	-2.10%	0
2019	16.534479	18.433169	11.48%	0
2018	19.752466	16.534479	-16.29%	0
2017	17.083965	19.752466	15.62%	0
2016	16.086070	17.083965	6.20%	0
2015	17.377700	16.086070	-7.43%	0
2014	19.737578	17.377700	-11.96%	0
2013	16.205606	19.737578	21.79%	0
2012	13.830846	16.205606	17.17%	0
2011	15.631197	13.830846	-11.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.076591	8.863827	-2.34%	1,380
2019	8.163970	9.076591	11.18%	1,380
2018	9.772825	8.163970	-16.46%	1,380
2017	8.476242	9.772825	15.30%	1,453
2016	8.004571	8.476242	5.89%	1,453
2015	8.664341	8.004571	-7.61%	1,581
2014*	10.000000	8.664341	-13.36%	1,581
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.833637	9.202515	-6.42%	30,240
2019	9.756676	9.833637	0.79%	32,654
2018	9.688090	9.756676	0.71%	34,631
2017	9.620181	9.688090	0.71%	45,378
2016	9.458763	9.620181	1.71%	46,276
2015	10.004307	9.458763	-5.45%	48,295
2014*	10.000000	10.004307	0.04%	49,244

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.208801	13.587116	2.86%	287
2019	11.943583	13.208801	10.59%	287
2018	12.637391	11.943583	-5.49%	287
2017	11.307820	12.637391	11.76%	288
2016	10.969009	11.307820	3.09%	0
2015	11.787966	10.969009	-6.95%	3,907
2014	11.478269	11.787966	2.70%	3,992
2013	10.229842	11.478269	12.20%	4,077
2012*	10.000000	10.229842	2.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.119573	10.669957	5.44%	0
2019	9.412157	10.119573	7.52%	0
2018*	10.000000	9.412157	-5.88%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.110511	10.727205	6.10%	0
2019	9.744790	10.110511	3.75%	0
2018	10.391108	9.744790	-6.22%	0
2017	10.144206	10.391108	2.43%	0
2016	10.316974	10.144206	-1.67%	0
2015	10.252727	10.316974	0.63%	3,935
2014	9.915253	10.252727	3.40%	1,405
2013*	10.000000	9.915253	-0.85%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.953792	16.810515	5.37%	0
2019	13.300998	15.953792	19.94%	0
2018	14.661128	13.300998	-9.28%	0
2017	12.896730	14.661128	13.68%	0
2016	11.825896	12.896730	9.05%	0
2015	12.049802	11.825896	-1.86%	0
2014	11.614925	12.049802	3.74%	0
2013	9.855346	11.614925	17.85%	0
2012	8.557335	9.855346	15.17%	0
2011	10.287045	8.557335	-16.81%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.146938	30.211495	30.52%	0
2019	17.654508	23.146938	31.11%	0
2018	19.236384	17.654508	-8.22%	0
2017	15.616811	19.236384	23.18%	0
2016	14.547198	15.616811	7.35%	0
2015	14.735588	14.547198	-1.28%	0
2014	13.192936	14.735588	11.69%	0
2013	10.230691	13.192936	28.95%	0
2012	8.943015	10.230691	14.40%	0
2011	9.460736	8.943015	-5.47%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.677031	21.887918	11.24%	0
2019	16.581541	19.677031	18.67%	0
2018	17.803844	16.581541	-6.87%	0
2017	15.753027	17.803844	13.02%	0
2016	14.760786	15.753027	6.72%	0
2015	14.924072	14.760786	-1.09%	0
2014	14.155435	14.924072	5.43%	0
2013	12.531548	14.155435	12.96%	0
2012	11.196445	12.531548	11.92%	0
2011	11.258535	11.196445	-0.55%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.499691	22.646688	0.65%	0
2019	18.403998	22.499691	22.25%	0
2018	20.843378	18.403998	-11.70%	0
2017	18.380144	20.843378	13.40%	0
2016	15.159365	18.380144	21.25%	0
2015	16.100312	15.159365	-5.84%	0
2014	15.143268	16.100312	6.32%	0
2013	11.505781	15.143268	31.61%	0
2012	10.082668	11.505781	14.11%	0
2011	10.668580	10.082668	-5.49%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.935398	21.644180	3.39%	0
2019	18.968452	20.935398	10.37%	0
2018	20.025528	18.968452	-5.28%	0
2017	19.078786	20.025528	4.96%	0
2016	16.431348	19.078786	16.11%	0
2015	17.315297	16.431348	-5.11%	0
2014	17.095870	17.315297	1.28%	0
2013	16.113915	17.095870	6.09%	0
2012	14.199054	16.113915	13.49%	0
2011	14.376416	14.199054	-1.23%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.008776	23.490467	-2.16%	0
2019	19.824455	24.008776	21.11%	0
2018	22.976595	19.824455	-13.72%	0
2017	22.425533	22.976595	2.46%	0
2016	17.927386	22.425533	25.09%	0
2015	19.431136	17.927386	-7.74%	0
2014	19.942634	19.431136	-2.56%	0
2013	14.755610	19.942634	35.15%	0
2012	12.497285	14.755610	18.07%	0
2011	13.259810	12.497285	-5.75%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.533478	25.281680	3.05%	0
2019	19.598511	24.533478	25.18%	0
2018	22.795556	19.598511	-14.02%	0
2017	20.290169	22.795556	12.35%	0
2016	16.201374	20.290169	25.24%	0
2015	17.593438	16.201374	-7.91%	0
2014	17.645995	17.593438	-0.30%	0
2013	13.396173	17.645995	31.72%	0
2012	11.577337	13.396173	15.71%	0
2011	12.667010	11.577337	-8.60%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.548534	29.367634	30.24%	0
2019	18.159017	22.548534	24.17%	0
2018	20.492591	18.159017	-11.39%	0
2017	16.947750	20.492591	20.92%	0
2016	15.118769	16.947750	12.10%	0
2015	15.503067	15.118769	-2.48%	0
2014	14.422044	15.503067	7.50%	0
2013	10.327864	14.422044	39.64%	0
2012	9.370803	10.327864	10.21%	0
2011	9.673906	9.370803	-3.13%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.625617	34.907038	36.22%	0
2019	19.367169	25.625617	32.31%	0
2018	20.343062	19.367169	-4.80%	0
2017	15.825017	20.343062	28.55%	0
2016	14.731943	15.825017	7.42%	0
2015	14.134821	14.731943	4.22%	0
2014	12.414832	14.134821	13.85%	0
2013	9.795903	12.414832	26.73%	0
2012	8.955603	9.795903	9.38%	0
2011	9.473569	8.955603	-5.47%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.873822	33.493479	40.29%	0
2019	17.711937	23.873822	34.79%	0
2018	18.653970	17.711937	-5.05%	0
2017	14.862857	18.653970	25.51%	0
2016	14.745481	14.862857	0.80%	0
2015	14.247788	14.745481	3.49%	0
2014	13.331810	14.247788	6.87%	0
2013	9.652441	13.331810	38.12%	0
2012*	10.000000	9.652441	-3.48%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.917173	52.518552	34.95%	0
2019	28.921438	38.917173	34.56%	0
2018	31.053821	28.921438	-6.87%	0
2017	24.780451	31.053821	25.32%	0
2016	25.645438	24.780451	-3.37%	0
2015	25.068618	25.645438	2.30%	0
2014	21.985425	25.068618	14.02%	0
2013	17.151563	21.985425	28.18%	0
2012	15.212528	17.151563	12.75%	0
2011	15.575910	15.212528	-2.33%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	40.349679	56.086454	39.00%	6,294
2019	29.304541	40.349679	37.69%	6,683
2018	31.583651	29.304541	-7.22%	7,163
2017	24.820000	31.583651	27.25%	7,284
2016	24.547611	24.820000	1.11%	5,956
2015	23.306126	24.547611	5.33%	6,421
2014	22.299357	23.306126	4.51%	6,555
2013	16.597563	22.299357	34.35%	7,333
2012	14.426823	16.597563	15.05%	3,774
2011	14.443430	14.426823	-0.11%	6,147
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.672289	46.72%	447
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	28.864665	36.400203	26.11%	8,704
2019	22.168434	28.864665	30.21%	11,535
2018	25.845758	22.168434	-14.23%	12,135
2017	19.140728	25.845758	35.03%	12,607
2016	19.356705	19.140728	-1.12%	19,943
2015	18.848412	19.356705	2.70%	24,314
2014	18.649840	18.848412	1.06%	26,756
2013	14.827379	18.649840	25.78%	805
2012	12.376095	14.827379	19.81%	1,551
2011	13.658449	12.376095	-9.39%	1,555
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.303679	14.123823	-13.37%	0
2019	13.416031	16.303679	21.52%	0
2018	14.470032	13.416031	-7.28%	0
2017	12.954797	14.470032	11.70%	0
2016	12.849620	12.954797	0.82%	0
2015	13.201098	12.849620	-2.66%	0
2014	11.657100	13.201098	13.25%	0
2013	11.487010	11.657100	1.48%	0
2012	9.074937	11.487010	26.58%	0
2011	9.824406	9.074937	-7.63%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.237268	11.479981	2.16%	0
2019	10.264782	11.237268	9.47%	0
2018	10.868082	10.264782	-5.55%	0
2017	10.350488	10.868082	5.00%	0
2016	9.833433	10.350488	5.26%	0
2015	10.183059	9.833433	-3.43%	0
2014	10.022240	10.183059	1.60%	0
2013	10.157406	10.022240	-1.33%	0
2012*	10.000000	10.157406	1.57%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.301183	33.135604	13.09%	0
2019	22.381963	29.301183	30.91%	0
2018	22.452197	22.381963	-0.31%	0
2017	19.619065	22.452197	14.44%	0
2016	22.427110	19.619065	-12.52%	0
2015	22.003521	22.427110	1.93%	0
2014	18.610271	22.003521	18.23%	0
2013	13.402571	18.610271	38.86%	0
2012	11.220743	13.402571	19.44%	0
2011	10.925222	11.220743	2.70%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	28.359753	31.940813	12.63%	0
2019	22.325258	28.359753	27.03%	0
2018	26.578377	22.325258	-16.00%	0
2017	21.869690	26.578377	21.53%	0
2016	22.235001	21.869690	-1.64%	0
2015	23.045092	22.235001	-3.52%	0
2014	23.247951	23.045092	-0.87%	0
2013	19.771086	23.247951	17.59%	0
2012	17.321355	19.771086	14.14%	0
2011	18.798634	17.321355	-7.86%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	34.556604	38.902168	12.58%	12,983
2019	26.480913	34.556604	30.50%	14,445
2018	29.099198	26.480913	-9.00%	15,380
2017	25.191776	29.099198	15.51%	19,206
2016	22.843182	25.191776	10.28%	20,107
2015	22.375891	22.843182	2.09%	22,083
2014	20.457971	22.375891	9.37%	24,617
2013	15.713605	20.457971	30.19%	27,559
2012	13.608873	15.713605	15.47%	17,214
2011	13.775808	13.608873	-1.21%	11,258

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.822915	18.106988	7.63%	414
2019	13.617727	16.822915	23.54%	414
2018	15.592761	13.617727	-12.67%	414
2017	13.764657	15.592761	13.28%	414
2016	12.310942	13.764657	11.81%	414
2015	13.017711	12.310942	-5.43%	414
2014	12.648421	13.017711	2.92%	414
2013	9.965432	12.648421	26.92%	130
2012*	10.000000	9.965432	-0.35%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.312778	27.623204	18.49%	8,598
2019	18.657208	23.312778	24.95%	8,790
2018	21.059208	18.657208	-11.41%	12,735
2017	18.671106	21.059208	12.79%	13,385
2016	16.007412	18.671106	16.64%	11,574
2015	17.217537	16.007412	-7.03%	11,774
2014	15.568754	17.217537	10.59%	7,522
2013	11.174456	15.568754	39.32%	10,827
2012	9.586203	11.174456	16.57%	4,580
2011	9.921909	9.586203	-3.38%	270
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.110964	13.287553	19.59%	1,891
2019	8.789174	11.110964	26.42%	1,891
2018	11.058728	8.789174	-20.52%	1,973
2017	8.851793	11.058728	24.93%	2,038
2016	9.209072	8.851793	-3.88%	0
2015	9.040141	9.209072	1.87%	0
2014*	10.000000	9.040141	-9.60%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.533055	37.728485	12.51%	23,704
2019	27.870637	33.533055	20.32%	29,575
2018	29.833714	27.870637	-6.58%	31,136
2017	25.529970	29.833714	16.86%	35,502
2016	26.520300	25.529970	-3.73%	41,055
2015	29.286860	26.520300	-9.45%	55,611
2014	31.290052	29.286860	-6.40%	52,764
2013	25.309292	31.290052	23.63%	51,574
2012	21.495425	25.309292	17.74%	11,447
2011	23.445457	21.495425	-8.32%	6,326

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	30.865485	32.333257	4.76%	8,814
2019	28.095712	30.865485	9.86%	9,848
2018	29.053283	28.095712	-3.30%	10,238
2017	27.564300	29.053283	5.40%	15,151
2016	24.011499	27.564300	14.80%	16,368
2015	25.994052	24.011499	-7.63%	17,477
2014	25.818009	25.994052	0.68%	17,605
2013	23.648612	25.818009	9.17%	18,364
2012	20.175574	23.648612	17.21%	2,897
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.893854	58.729733	47.21%	4,796
2019	29.272214	39.893854	36.29%	4,991
2018	29.647023	29.272214	-1.26%	5,322
2017	23.646176	29.647023	25.38%	5,050
2016	22.553302	23.646176	4.85%	8,588
2015	24.227587	22.553302	-6.91%	8,903
2014	22.732884	24.227587	6.58%	8,738
2013	17.707638	22.732884	28.38%	9,899
2012	15.783008	17.707638	12.19%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.634191	11.583655	8.93%	0
2019	9.849545	10.634191	7.97%	0
2018	10.099758	9.849545	-2.48%	0
2017	9.890484	10.099758	2.12%	2,220
2016	9.792716	9.890484	1.00%	2,220
2015*	10.000000	9.792716	-2.07%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	29.632647	40.705552	37.37%	15,271
2019	21.916010	29.632647	35.21%	16,250
2018	21.808836	21.916010	0.49%	19,433
2017	16.979697	21.808836	28.44%	19,630
2016	16.857910	16.979697	0.72%	20,045
2015	15.243046	16.857910	10.59%	20,881
2014	14.223755	15.243046	7.17%	22,563
2013	10.999236	14.223755	29.32%	22,372
2012	8.988590	10.999236	22.37%	13,637
2011	9.776182	8.988590	-8.06%	15,072

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.365460	27.350180	48.92%	14,617
2019	12.835622	18.365460	43.08%	12,985
2018	12.875349	12.835622	-0.31%	10,012
2017	8.992396	12.875349	43.18%	9,213
2016	7.994023	8.992396	12.49%	9,358
2015	7.731925	7.994023	3.39%	13,652
2014	7.156853	7.731925	8.04%	15,877
2013	5.350251	7.156853	33.77%	15,702
2012	4.545048	5.350251	17.72%	11,386
2011	5.036169	4.545048	-9.75%	119
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.394718	16.500690	14.63%	4,863
2019	11.498641	14.394718	25.19%	6,191
2018	13.715113	11.498641	-16.16%	7,136
2017	10.612152	13.715113	29.24%	7,361
2016	11.512917	10.612152	-7.82%	7,838
2015	12.777784	11.512917	-9.90%	8,030
2014	14.713550	12.777784	-13.16%	8,331
2013	13.031196	14.713550	12.91%	7,935
2012	11.653771	13.031196	11.82%	9,169
2011	17.432478	11.653771	-33.15%	696
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	34.515574	34.227508	-0.83%	12,946
2019	27.559519	34.515574	25.24%	13,400
2018	31.641326	27.559519	-12.90%	13,844
2017	28.149820	31.641326	12.40%	13,860
2016	24.840435	28.149820	13.32%	13,419
2015	25.827966	24.840435	-3.82%	13,974
2014	22.710707	25.827966	13.73%	15,847
2013	17.374326	22.710707	30.71%	16,215
2012	14.608992	17.374326	18.93%	3,677
2011	14.473302	14.608992	0.94%	1,010
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.575938	10.315799	-2.46%	5,192
2019	9.060611	10.575938	16.72%	5,192
2018	11.260975	9.060611	-19.54%	5,418
2017	8.916269	11.260975	26.30%	5,596
2016	7.471650	8.916269	19.33%	0
2015	9.459663	7.471650	-21.02%	0
2014*	10.000000	9.459663	-5.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.727081	11.385477	6.14%	0
2019	10.015106	10.727081	7.11%	0
2018	10.242569	10.015106	-2.22%	0
2017	9.980990	10.242569	2.62%	0
2016*	10.000000	9.980990	-0.19%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.945895	33.005006	43.84%	6,065
2019	16.439260	22.945895	39.58%	7,640
2018	16.930808	16.439260	-2.90%	7,993
2017	13.564122	16.930808	24.82%	10,034
2016	12.618186	13.564122	7.50%	11,893
2015	13.051490	12.618186	-3.32%	12,013
2014	14.280243	13.051490	-8.60%	12,045
2013	10.234937	14.280243	39.52%	10,184
2012*	10.000000	10.234937	2.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.681855	25.171024	1.98%	17,020
2019	19.289951	24.681855	27.95%	17,271
2018	21.781432	19.289951	-11.44%	17,725
2017	18.786135	21.781432	15.94%	17,681
2016	16.711524	18.786135	12.41%	16,920
2015	17.073973	16.711524	-2.12%	19,365
2014	15.681467	17.073973	8.88%	19,475
2013	11.705286	15.681467	33.97%	25,891
2012	10.223967	11.705286	14.49%	4,010
2011	10.396378	10.223967	-1.66%	3,816
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.865340	12.398979	14.11%	1,284
2019*	10.000000	10.865340	8.65%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.526251	26.753097	18.76%	6,177
2019	18.145077	22.526251	24.15%	7,764
2018	20.345127	18.145077	-10.81%	7,121
2017	16.236876	20.345127	25.30%	13,546
2016	15.825647	16.236876	2.60%	12,506
2015	15.065684	15.825647	5.04%	14,083
2014	15.077883	15.065684	-0.08%	14,249
2013	11.956778	15.077883	26.10%	14,765
2012	10.439213	11.956778	14.54%	5,185
2011	10.756923	10.439213	-2.95%	4,953
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.331395	33.31%	4,036
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.644085	36.44%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.190219	16.178457	6.51%	1,889
2019	13.866073	15.190219	9.55%	391
2018	14.127425	13.866073	-1.85%	391
2017	13.458330	14.127425	4.97%	391
2016	12.836884	13.458330	4.84%	391
2015	13.077949	12.836884	-1.84%	392
2014	12.272752	13.077949	6.56%	392
2013	12.461315	12.272752	-1.51%	621
2012	11.525043	12.461315	8.12%	923
2011	11.041085	11.525043	4.38%	915
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	52.525514	54.772791	4.28%	173
2019	46.531781	52.525514	12.88%	174
2018	50.615459	46.531781	-8.07%	174
2017	46.694507	50.615459	8.40%	175
2016	42.748180	46.694507	9.23%	175
2015	43.755548	42.748180	-2.30%	177
2014	43.027363	43.755548	1.69%	205
2013	47.725912	43.027363	-9.84%	205
2012	40.951512	47.725912	16.54%	216
2011	38.724157	40.951512	5.75%	260
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.952803	11.639821	-2.62%	0
2019	9.461358	11.952803	26.33%	596
2018	10.397175	9.461358	-9.00%	596
2017	9.350193	10.397175	11.20%	0
2016	8.231434	9.350193	13.59%	0
2015*	10.000000	8.231434	-17.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.078912	22.003736	9.59%	0
2019	17.256272	20.078912	16.36%	0
2018	18.682127	17.256272	-7.63%	0
2017	16.285072	18.682127	14.72%	0
2016	15.611711	16.285072	4.31%	0
2015	16.880911	15.611711	-7.52%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.446028	34.988773	49.23%	2,748
2019	17.822709	23.446028	31.55%	3,217
2018	21.594322	17.822709	-17.47%	5,560
2017	17.377220	21.594322	24.27%	5,460
2016	17.968962	17.377220	-3.29%	5,742
2015	18.277013	17.968962	-1.69%	6,383
2014	18.687409	18.277013	-2.20%	6,507
2013	15.584973	18.687409	19.91%	0
2012	13.608556	15.584973	14.52%	0
2011	15.189480	13.608556	-10.41%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.396405	22.569322	10.65%	153,346
2019	17.091977	20.396405	19.33%	167,594
2018	18.207291	17.091977	-6.13%	182,799
2017	15.914442	18.207291	14.41%	204,863
2016	14.777298	15.914442	7.70%	209,917
2015	14.811017	14.777298	-0.23%	249,429
2014	14.278344	14.811017	3.73%	262,096
2013	11.722228	14.278344	21.81%	268,579
2012	10.253438	11.722228	14.32%	33,909
2011	10.282176	10.253438	-0.28%	2,848
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.751916	13.758730	7.90%	36,014
2019	11.842928	12.751916	7.68%	9,979
2018	12.117623	11.842928	-2.27%	7,619
2017	11.882763	12.117623	1.98%	7,354
2016	11.716163	11.882763	1.42%	7,370
2015	11.885924	11.716163	-1.43%	8,896
2014	11.459768	11.885924	3.72%	8,808
2013	11.905379	11.459768	-3.74%	8,650
2012	11.480144	11.905379	3.70%	1,976
2011	10.990144	11.480144	4.46%	2,131
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.169069	32.309821	28.37%	67,365
2019	18.901149	25.169069	33.16%	76,047
2018	21.122267	18.901149	-10.52%	78,820
2017	16.323247	21.122267	29.40%	91,110
2016	16.490098	16.323247	-1.01%	89,149
2015	15.665392	16.490098	5.26%	91,727
2014	15.569850	15.665392	0.61%	102,753
2013	12.250255	15.569850	27.10%	100,191
2012	10.156210	12.250255	20.62%	14,516
2011	11.334491	10.156210	-10.40%	6,502
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.077050	40.528709	49.68%	71,291
2019	21.035194	27.077050	28.72%	85,656
2018	21.432803	21.035194	-1.86%	91,620
2017	16.974057	21.432803	26.27%	112,937
2016	15.751944	16.974057	7.76%	119,516
2015	14.980441	15.751944	5.15%	131,030
2014	14.030568	14.980441	6.77%	140,642
2013	10.956614	14.030568	28.06%	141,272
2012	9.446186	10.956614	15.99%	21,480
2011	10.030959	9.446186	-5.83%	9,472

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.528020	24.051358	11.72%	118,080
2019	17.339069	21.528020	24.16%	139,422
2018	17.942899	17.339069	-3.37%	140,781
2017	14.894334	17.942899	20.47%	166,506
2016	13.570176	14.894334	9.76%	170,812
2015	13.587356	13.570176	-0.13%	173,974
2014	12.476372	13.587356	8.90%	175,969
2013	9.496885	12.476372	31.37%	176,690
2012	8.211406	9.496885	15.65%	31,641
2011	8.500979	8.211406	-3.41%	1,750
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.596772	22.203909	2.81%	6,898
2019	20.023229	21.596772	7.86%	6,885
2018	20.754452	20.023229	-3.52%	7,953
2017	19.755058	20.754452	5.06%	14,730
2016	18.403075	19.755058	7.35%	14,642
2015	19.180985	18.403075	-4.06%	15,660
2014	18.688167	19.180985	2.64%	15,527
2013	19.130243	18.688167	-2.31%	15,378
2012	17.250057	19.130243	10.90%	8,142
2011	16.541368	17.250057	4.28%	2,049
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	32.388269	35.313021	9.03%	13,844
2019	25.351839	32.388269	27.76%	14,808
2018	25.662248	25.351839	-1.21%	18,652
2017	21.550201	25.662248	19.08%	18,981
2016	19.581125	21.550201	10.06%	20,399
2015	19.635288	19.581125	-0.28%	21,377
2014	17.721044	19.635288	10.80%	22,660
2013	13.681120	17.721044	29.53%	22,745
2012	12.124275	13.681120	12.84%	28,329
2011	12.206686	12.124275	-0.68%	30,285
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.083991	29.777801	2.39%	10,200
2019	23.122257	29.083991	25.78%	9,668
2018	25.235838	23.122257	-8.38%	10,435
2017	21.646026	25.235838	16.58%	10,176
2016	18.584062	21.646026	16.48%	10,706
2015	20.074243	18.584062	-7.42%	12,326
2014	18.611689	20.074243	7.86%	12,223
2013	13.887973	18.611689	34.01%	15,715
2012	11.866032	13.887973	17.04%	10,877
2011	12.295754	11.866032	-3.49%	16,639

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.133977	13.732306	13.17%	0
2019	10.684523	12.133977	13.57%	0
2018	11.815952	10.684523	-9.58%	0
2017	10.097675	11.815952	17.02%	0
2016*	10.000000	10.097675	0.98%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.176260	19.101504	11.21%	22,910
2019	14.024549	17.176260	22.47%	24,118
2018	15.904915	14.024549	-11.82%	24,364
2017	13.437156	15.904915	18.37%	24,707
2016	12.550261	13.437156	7.07%	27,399
2015	12.929453	12.550261	-2.93%	34,211
2014	12.523331	12.929453	3.24%	31,486
2013	9.789829	12.523331	27.92%	31,490
2012	8.530964	9.789829	14.76%	7,364
2011	9.222635	8.530964	-7.50%	8,609
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.414028	16.703244	8.36%	28,639
2019	13.428598	15.414028	14.79%	28,639
2018	14.496239	13.428598	-7.36%	28,639
2017	13.093838	14.496239	10.71%	30,157
2016	12.489561	13.093838	4.84%	30,157
2015	12.776593	12.489561	-2.25%	30,157
2014	12.398930	12.776593	3.05%	30,157
2013	10.945235	12.398930	13.28%	30,458
2012	9.975148	10.945235	9.73%	6,316
2011	10.233697	9.975148	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.600079	18.281552	10.13%	23,743
2019	13.973421	16.600079	18.80%	14,254
2018	15.400760	13.973421	-9.27%	14,181
2017	13.459874	15.400760	14.42%	14,184
2016	12.693535	13.459874	6.04%	14,159
2015	13.020707	12.693535	-2.51%	14,159
2014	12.587557	13.020707	3.44%	14,160
2013	10.507937	12.587557	19.79%	14,155
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.499783	14.350521	6.30%	93,590
2019	12.346329	13.499783	9.34%	93,590
2018	12.831384	12.346329	-3.78%	93,590
2017	12.210420	12.831384	5.09%	12,964
2016	11.813376	12.210420	3.36%	12,964
2015	12.045260	11.813376	-1.93%	30,107
2014	11.797908	12.045260	2.10%	30,107
2013	11.379856	11.797908	3.67%	30,107
2012	10.714917	11.379856	6.21%	0
2011	10.693892	10.714917	0.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.647628	13.125850	3.78%	20,533
2019	11.243680	12.647628	12.49%	20,533
2018	12.239267	11.243680	-8.13%	20,533
2017	10.793727	12.239267	13.39%	20,533
2016	10.349399	10.793727	4.29%	20,533
2015	10.945078	10.349399	-5.44%	20,533
2014	10.833180	10.945078	1.03%	20,533
2013*	10.000000	10.833180	8.33%	20,533
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.157601	13.956419	6.07%	0
2019	11.538687	13.157601	14.03%	0
2018	12.568618	11.538687	-8.19%	0
2017	10.799512	12.568618	16.38%	0
2016	10.291004	10.799512	4.94%	0
2015	10.949995	10.291004	-6.02%	0
2014	10.971795	10.949995	-0.20%	0
2013*	10.000000	10.971795	9.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.059256	17.562609	9.36%	12,239
2019	13.758000	16.059256	16.73%	12,742
2018	14.988177	13.758000	-8.21%	13,247
2017	13.310368	14.988177	12.61%	41,146
2016	12.621042	13.310368	5.46%	49,204
2015	12.911961	12.621042	-2.25%	49,780
2014	12.497626	12.911961	3.32%	57,351
2013	10.737610	12.497626	16.39%	72,308
2012	9.671916	10.737610	11.02%	80
2011	10.022954	9.671916	-3.50%	80

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.873047	18.714408	10.91%	29,769
2019	13.971881	16.873047	20.76%	32,468
2018	15.627685	13.971881	-10.60%	32,475
2017	13.396338	15.627685	16.66%	32,470
2016	12.601942	13.396338	6.30%	33,350
2015	12.950251	12.601942	-2.69%	33,414
2014	12.535692	12.950251	3.31%	33,483
2013	10.209409	12.535692	22.79%	33,659
2012	9.018302	10.209409	13.21%	8,664
2011	9.574904	9.018302	-5.81%	1,406
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.873077	16.025220	7.75%	0
2019	13.170178	14.873077	12.93%	0
2018	13.997763	13.170178	-5.91%	0
2017	12.892788	13.997763	8.57%	0
2016	12.310589	12.892788	4.73%	75
2015	12.594251	12.310589	-2.25%	76
2014	12.247258	12.594251	2.83%	76
2013	11.143623	12.247258	9.90%	77
2012	10.249814	11.143623	8.72%	77
2011	10.402177	10.249814	-1.46%	78
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.918100	16.541700	3.92%	1,886
2019	14.322985	15.918100	11.14%	2,290
2018	17.195884	14.322985	-16.71%	2,028
2017	14.182225	17.195884	21.25%	2,039
2016	14.195691	14.182225	-0.09%	799
2015	14.951670	14.195691	-5.06%	828
2014	16.475527	14.951670	-9.25%	846
2013	13.885408	16.475527	18.65%	814
2012	11.754706	13.885408	18.13%	621
2011	13.585442	11.754706	-13.48%	646
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.752421	17.52%	4,548
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.104980	14.912892	5.73%	16,870
2019	13.104349	14.104980	7.64%	18,216
2018	13.320228	13.104349	-1.62%	19,865
2017	12.913780	13.320228	3.15%	18,667
2016	12.406906	12.913780	4.09%	17,326
2015	12.648693	12.406906	-1.91%	17,583
2014	12.186274	12.648693	3.79%	17,183
2013	12.574661	12.186274	-3.09%	15,633
2012	11.811888	12.574661	6.46%	13,376
2011	11.215326	11.811888	5.32%	149

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.597099	15.725680	7.73%	125
2019	13.481060	14.597099	8.28%	114
2018	13.846969	13.481060	-2.64%	111
2017	13.505943	13.846969	2.53%	109
2016	13.228253	13.505943	2.10%	88
2015	13.458526	13.228253	-1.71%	85
2014	12.987966	13.458526	3.62%	57
2013	13.420672	12.987966	-3.22%	45
2012	12.681415	13.420672	5.83%	25
2011	12.103098	12.681415	4.78%	71
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.637606	10.903253	2.50%	0
2019	10.101536	10.637606	5.31%	0
2018*	10.000000	10.101536	1.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.387520	29.537813	11.94%	5,797
2019	21.723436	26.387520	21.47%	4,354
2018	26.626303	21.723436	-18.41%	5,948
2017	19.044616	26.626303	39.81%	6,036
2016	17.894432	19.044616	6.43%	5,128
2015	21.560674	17.894432	-17.00%	5,839
2014	23.094243	21.560674	-6.64%	6,632
2013	23.201731	23.094243	-0.46%	0
2012	20.034657	23.201731	15.81%	0
2011	26.122563	20.034657	-23.31%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.919855	28.196726	4.74%	7,809
2019	23.746436	26.919855	13.36%	8,130
2018	24.779586	23.746436	-4.17%	8,799
2017	23.492362	24.779586	5.48%	8,962
2016	20.828388	23.492362	12.79%	9,603
2015	21.645744	20.828388	-3.78%	12,046
2014	21.363795	21.645744	1.32%	13,104
2013	20.195022	21.363795	5.79%	27
2012	17.843468	20.195022	13.18%	189
2011	17.395585	17.843468	2.57%	189
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.448725	18.287965	4.81%	20,501
2019	16.618602	17.448725	5.00%	21,688
2018	16.829640	16.618602	-1.25%	24,821
2017	16.685706	16.829640	0.86%	25,270
2016	16.763486	16.685706	-0.46%	26,451
2015	16.985562	16.763486	-1.31%	27,455
2014	16.440683	16.985562	3.31%	28,625
2013	17.343752	16.440683	-5.21%	29,221
2012	17.034217	17.343752	1.82%	28,483
2011	16.074348	17.034217	5.97%	13,567

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.058112	10.952022	-0.96%	47,472
2019	10.996526	11.058112	0.56%	95,697
2018	10.978147	10.996526	0.17%	216,469
2017	11.064492	10.978147	-0.78%	39,269
2016	11.197655	11.064492	-1.19%	52,251
2015	11.333659	11.197655	-1.20%	38,652
2014	11.471311	11.333659	-1.20%	32,476
2013	11.610641	11.471311	-1.20%	32,106
2012	11.752046	11.610641	-1.20%	15,972
2011	11.894382	11.752046	-1.20%	17,350
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.661777	17.770279	6.65%	2,205
2019	14.157146	16.661777	17.69%	5,966
2018	16.766568	14.157146	-15.56%	5,638
2017	13.314400	16.766568	25.93%	8,281
2016	13.359592	13.314400	-0.34%	6,680
2015	13.948266	13.359592	-4.22%	6,862
2014	14.181278	13.948266	-1.64%	7,657
2013	12.181234	14.181278	16.42%	320
2012	10.664936	12.181234	14.22%	320
2011	11.962338	10.664936	-10.85%	320
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.002548	12.703685	5.84%	8,833
2019	10.023215	12.002548	19.75%	15,849
2018	11.814654	10.023215	-15.16%	18,891
2017	9.607990	11.814654	22.97%	23,228
2016	9.673775	9.607990	-0.68%	19,472
2015	9.929175	9.673775	-2.57%	19,196
2014	10.712643	9.929175	-7.31%	18,717
2013	8.960091	10.712643	19.56%	12,751
2012	7.671954	8.960091	16.79%	91
2011	8.909825	7.671954	-13.89%	72
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.737108	29.801872	11.46%	31,719
2019	21.871327	26.737108	22.25%	34,844
2018	24.289216	21.871327	-9.95%	36,635
2017	20.757836	24.289216	17.01%	37,358
2016	19.192205	20.757836	8.16%	43,914
2015	19.621159	19.192205	-2.19%	49,815
2014	18.916416	19.621159	3.73%	49,752
2013	15.046368	18.916416	25.72%	53,594
2012	13.139880	15.046368	14.51%	42,424
2011	13.843384	13.139880	-5.08%	43,517

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.040344	20.581347	8.09%	22,061
2019	16.708342	19.040344	13.96%	22,180
2018	17.774349	16.708342	-6.00%	22,339
2017	16.187812	17.774349	9.80%	22,459
2016	15.412504	16.187812	5.03%	22,573
2015	15.626845	15.412504	-1.37%	22,689
2014	15.123207	15.626845	3.33%	22,809
2013	13.495265	15.123207	12.06%	24,415
2012	12.487474	13.495265	8.07%	6,436
2011	12.527985	12.487474	-0.32%	2,892
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.194826	25.579131	10.28%	6,290
2019	19.573488	23.194826	18.50%	6,513
2018	21.183220	19.573488	-7.60%	6,671
2017	18.674385	21.183220	13.43%	6,999
2016	17.542888	18.674385	6.45%	7,222
2015	17.850910	17.542888	-1.73%	25,635
2014	17.172696	17.850910	3.95%	25,864
2013	14.545637	17.172696	18.06%	18,870
2012	13.116007	14.545637	10.90%	100
2011	13.400366	13.116007	-2.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.067188	16.940376	5.43%	1,878
2019	14.846980	16.067188	8.22%	3,921
2018	15.304283	14.846980	-2.99%	4,342
2017	14.656761	15.304283	4.42%	4,742
2016	14.227679	14.656761	3.02%	5,703
2015	14.362461	14.227679	-0.94%	4,232
2014	13.992546	14.362461	2.64%	3,718
2013	13.509738	13.992546	3.57%	2,990
2012	13.001322	13.509738	3.91%	1,555
2011	12.784205	13.001322	1.70%	1,552
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.644441	13.062398	3.31%	0
2019	11.325841	12.644441	11.64%	0
2018	12.147526	11.325841	-6.76%	0
2017	10.781867	12.147526	12.67%	0
2016	10.323243	10.781867	4.44%	0
2015	10.798636	10.323243	-4.40%	0
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.240039	13.908927	5.05%	0
2019	11.627795	13.240039	13.87%	0
2018	12.528304	11.627795	-7.19%	0
2017	10.841091	12.528304	15.56%	0
2016	10.259308	10.841091	5.67%	0
2015	10.811519	10.259308	-5.11%	0
2014	10.756350	10.811519	0.51%	0
2013*	10.000000	10.756350	7.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.156256	24.154846	9.02%	43,463
2019	19.045692	22.156256	16.33%	36,849
2018	20.439242	19.045692	-6.82%	37,042
2017	18.318773	20.439242	11.58%	37,705
2016	17.304614	18.318773	5.86%	40,049
2015	17.573602	17.304614	-1.53%	40,604
2014	16.910871	17.573602	3.92%	58,305
2013	14.676003	16.910871	15.23%	104,159
2012	13.405294	14.676003	9.48%	55,170
2011	13.573262	13.405294	-1.24%	23,007
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.152278	27.914186	10.98%	33,429
2019	20.896466	25.152278	20.37%	34,652
2018	22.922843	20.896466	-8.84%	38,772
2017	19.884082	22.922843	15.28%	46,287
2016	18.551498	19.884082	7.18%	49,175
2015	18.914861	18.551498	-1.92%	54,048
2014	18.240405	18.914861	3.70%	59,230
2013	15.086021	18.240405	20.91%	60,351
2012	13.422684	15.086021	12.39%	37,513
2011	13.880562	13.422684	-3.30%	44,657
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.280941	20.678806	7.25%	6,816
2019	17.196496	19.280941	12.12%	31,626
2018	18.081274	17.196496	-4.89%	33,756
2017	16.756774	18.081274	7.90%	35,845
2016	16.044730	16.756774	4.44%	35,846
2015	16.244570	16.044730	-1.23%	36,017
2014	15.697880	16.244570	3.48%	35,988
2013	14.379415	15.697880	9.17%	36,114
2012	13.471382	14.379415	6.74%	9,341
2011	13.359130	13.471382	0.84%	4,002
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.480691	11.092659	5.84%	0
2019*	10.000000	10.480691	4.81%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.781750	12.331187	14.37%	0
2019*	10.000000	10.781750	7.82%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.256518	31.177231	28.53%	3,666
2019	18.808818	24.256518	28.96%	38,484
2018	19.642954	18.808818	-4.25%	38,516
2017	15.268966	19.642954	28.65%	39,372
2016	15.122761	15.268966	0.97%	39,667
2015	14.798219	15.122761	2.19%	40,036
2014	13.562588	14.798219	9.11%	40,698
2013	10.187900	13.562588	33.12%	13,691
2012	8.862484	10.187900	14.96%	6,305
2011	9.238387	8.862484	-4.07%	12,666
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.229662	13.997855	5.81%	6,522
2019	11.255225	13.229662	17.54%	6,522
2018	11.969679	11.255225	-5.97%	6,522
2017	10.305697	11.969679	16.15%	6,522
2016	9.609192	10.305697	7.25%	0
2015	9.949477	9.609192	-3.42%	0
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.223066	16.090387	5.70%	0
2019	12.631258	15.223066	20.52%	0
2018	13.123440	12.631258	-3.75%	0
2017	10.914355	13.123440	20.24%	0
2016	10.038220	10.914355	8.73%	0
2015	10.145777	10.038220	-1.06%	0
2014*	10.000000	10.145777	1.46%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.614896	47.710686	17.47%	15,473
2019	29.871661	40.614896	35.96%	15,905
2018	30.626316	29.871661	-2.46%	17,726
2017	24.347317	30.626316	25.79%	19,398
2016	23.778499	24.347317	2.39%	20,538
2015	22.900968	23.778499	3.83%	19,756
2014	21.304365	22.900968	7.49%	26,626
2013	15.773594	21.304365	35.06%	33,100
2012	13.452045	15.773594	17.26%	43,452
2011	13.926167	13.452045	-3.40%	48,412

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.118121	31.203675	0.27%	10,129
2019	24.809133	31.118121	25.43%	10,713
2018	27.701890	24.809133	-10.44%	16,997
2017	25.799210	27.701890	7.37%	16,852
2016	21.680514	25.799210	19.00%	15,209
2015	22.923961	21.680514	-5.42%	18,313
2014	20.511545	22.923961	11.76%	24,821
2013	15.739785	20.511545	30.32%	22,216
2012	13.894150	15.739785	13.28%	21,961
2011	13.972200	13.894150	-0.56%	24,118
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.811945	18.12%	46
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.807361	18.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	63.181976	70.610640	11.76%	14,140
2019	50.894254	63.181976	24.14%	16,475
2018	58.134004	50.894254	-12.45%	18,050
2017	50.819255	58.134004	14.39%	19,873
2016	42.759249	50.819255	18.85%	18,079
2015	44.403887	42.759249	-3.70%	18,861
2014	41.073881	44.403887	8.11%	19,145
2013	31.246287	41.073881	31.45%	18,847
2012	26.922495	31.246287	16.06%	9,721
2011	27.960209	26.922495	-3.71%	8,407
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.114927	22.576144	-2.33%	7,114
2019	18.890925	23.114927	22.36%	8,814
2018	22.018238	18.890925	-14.20%	8,592
2017	19.575840	22.018238	12.48%	8,385
2016	16.848653	19.575840	16.19%	7,953
2015	17.560003	16.848653	-4.05%	9,284
2014	15.188249	17.560003	15.62%	10,960
2013	11.330294	15.188249	34.05%	11,375
2012	9.857019	11.330294	14.95%	17,381
2011	10.213593	9.857019	-3.49%	17,215

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	36.230552	50.432223	39.20%	2,656
2019	27.020779	36.230552	34.08%	3,480
2018	29.709790	27.020779	-9.05%	3,578
2017	24.070059	29.709790	23.43%	3,606
2016	22.493548	24.070059	7.01%	3,760
2015	22.595899	22.493548	-0.45%	3,853
2014	22.244920	22.595899	1.58%	4,411
2013	15.603980	22.244920	42.56%	4,251
2012	13.922999	15.603980	12.07%	5,160
2011	14.183713	13.922999	-1.84%	5,033
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	63.837789	66.321382	3.89%	3,201
2019	54.296438	63.837789	17.57%	3,552
2018	66.179336	54.296438	-17.96%	4,406
2017	61.414693	66.179336	7.76%	4,362
2016	49.358576	61.414693	24.43%	4,449
2015	53.159643	49.358576	-7.15%	4,743
2014	50.274961	53.159643	5.74%	5,619
2013	36.242979	50.274961	38.72%	6,256
2012	30.457117	36.242979	19.00%	5,532
2011	32.472819	30.457117	-6.21%	5,206
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	59.220084	71.784900	21.22%	4,386
2019	47.704108	59.220084	24.14%	4,235
2018	55.269724	47.704108	-13.69%	4,154
2017	49.290963	55.269724	12.13%	6,903
2016	40.614743	49.290963	21.36%	7,191
2015	41.791428	40.614743	-2.82%	8,588
2014	41.957017	41.791428	-0.39%	8,983
2013	30.137923	41.957017	39.22%	10,585
2012	26.410500	30.137923	14.11%	6,687
2011	28.304046	26.410500	-6.69%	6,154
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.584274	24.214828	12.19%	4,012
2019	17.057956	21.584274	26.53%	5,457
2018	18.130336	17.057956	-5.91%	5,565
2017	14.697037	18.130336	23.36%	5,005
2016	13.093989	14.697037	12.24%	5,272
2015	13.397681	13.093989	-2.27%	5,308
2014	12.720883	13.397681	5.32%	5,461
2013	8.952411	12.720883	42.09%	6,197
2012	7.748625	8.952411	15.54%	7,505
2011	8.873553	7.748625	-12.68%	10,502

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.129541	18.071537	12.04%	0
2019	12.745644	16.129541	26.55%	0
2018	13.581413	12.745644	-6.15%	0
2017	11.017870	13.581413	23.27%	0
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.338027	25.018638	12.00%	1,337
2019	17.942843	22.338027	24.50%	1,999
2018	19.278346	17.942843	-6.93%	2,010
2017	16.449236	19.278346	17.20%	2,007
2016	15.119595	16.449236	8.79%	2,015
2015	15.352951	15.119595	-1.52%	2,072
2014	14.049768	15.352951	9.28%	2,100
2013	10.247697	14.049768	37.10%	2,096
2012	9.302740	10.247697	10.16%	1,506
2011	9.724722	9.302740	-4.34%	1,531
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.588679	17.376363	-6.52%	23,070
2019	14.394875	18.588679	29.13%	28,122
2018	15.165559	14.394875	-5.08%	29,893
2017	14.412827	15.165559	5.22%	40,137
2016	13.588828	14.412827	6.06%	42,088
2015	14.532431	13.588828	-6.49%	44,608
2014	11.412418	14.532431	27.34%	50,406
2013	11.209667	11.412418	1.81%	46,982
2012	9.799163	11.209667	14.39%	23,377
2011	9.312555	9.799163	5.23%	24,283
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.303886	33.04%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.889649	24.323268	16.44%	61,352
2019	16.159754	20.889649	29.27%	55,520
2018	17.195088	16.159754	-6.02%	55,620
2017	14.356306	17.195088	19.77%	76,209
2016	13.043723	14.356306	10.06%	43,703
2015	13.078829	13.043723	-0.27%	43,703
2014	11.706766	13.078829	11.72%	43,220
2013*	10.000000	11.706766	17.07%	42,022

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.883542	11.057459	1.60%	3,911
2019	10.583168	10.883542	2.84%	3,911
2018	10.625255	10.583168	-0.40%	4,195
2017	10.586764	10.625255	0.36%	4,346
2016	10.454496	10.586764	1.27%	33,954
2015	10.617677	10.454496	-1.54%	7,325
2014	10.693812	10.617677	-0.71%	5,515
2013	10.812296	10.693812	-1.10%	5,515
2012	10.571451	10.812296	2.28%	3,433
2011	10.562393	10.571451	0.09%	3,757
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.788908	20.970718	17.89%	5,781
2019	14.408569	17.788908	23.46%	3,229
2018	16.450627	14.408569	-12.41%	3,229
2017	14.581999	16.450627	12.81%	5,513
2016	12.210246	14.581999	19.42%	91
2015	12.992859	12.210246	-6.02%	91
2014	12.578175	12.992859	3.30%	91
2013*	10.000000	12.578175	25.78%	92
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.276125	38.591661	58.97%	15,820
2019	17.901789	24.276125	35.61%	16,461
2018	19.453230	17.901789	-7.98%	16,731
2017	15.413457	19.453230	26.21%	17,037
2016	14.652782	15.413457	5.19%	17,611
2015	14.858251	14.652782	-1.38%	18,733
2014	14.455442	14.858251	2.79%	18,354
2013	10.530030	14.455442	37.28%	19,240
2012	9.275768	10.530030	13.52%	20,019
2011	9.802822	9.275768	-5.38%	21,779
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.664374	20.241837	38.03%	0
2019	11.203455	14.664374	30.89%	0
2018	12.136215	11.203455	-7.69%	0
2017	9.861034	12.136215	23.07%	0
2016	9.581718	9.861034	2.92%	0
2015*	10.000000	9.581718	-4.18%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.836586	11.076762	2.22%	363
2019	10.578212	10.836586	2.44%	363
2018	10.599179	10.578212	-0.20%	363
2017	10.632799	10.599179	-0.32%	363
2016	10.631953	10.632799	0.01%	363
2015	10.741356	10.631953	-1.02%	1,325
2014	10.805900	10.741356	-0.60%	1,361
2013	10.870093	10.805900	-0.59%	1,361
2012	10.518068	10.870093	3.35%	1,361
2011	10.614801	10.518068	-0.91%	2,786
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.246142	35.729052	18.13%	0
2019	24.318608	30.246142	24.37%	0
2018	26.110714	24.318608	-6.86%	0
2017	22.314507	26.110714	17.01%	0
2016	20.557399	22.314507	8.55%	0
2015	20.904006	20.557399	-1.66%	0
2014	19.167918	20.904006	9.06%	27
2013	14.098972	19.167918	35.95%	299
2012	12.858771	14.098972	9.64%	52
2011	13.428283	12.858771	-4.24%	51
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.067892	12.865948	6.61%	53,886
2019	10.930791	12.067892	10.40%	93,258
2018	11.701663	10.930791	-6.59%	93,727
2017	10.445890	11.701663	12.02%	107,228
2016	9.363986	10.445890	11.55%	114,995
2015	10.436641	9.363986	-10.28%	135,155
2014	10.515568	10.436641	-0.75%	139,488
2013	10.631670	10.515568	-1.09%	111,823
2012*	10.000000	10.631670	6.32%	3,791
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.101073	12.742532	5.30%	0
2019	10.682749	12.101073	13.28%	0
2018	11.361450	10.682749	-5.97%	0
2017	10.474617	11.361450	8.47%	0
2016	9.364189	10.474617	11.86%	0
2015	9.707524	9.364189	-3.54%	0
2014*	10.000000	9.707524	-2.92%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.230648	13.372288	9.33%	3,613
2019	11.578259	12.230648	5.63%	2,566
2018	12.217332	11.578259	-5.23%	2,605
2017	11.166609	12.217332	9.41%	4,994
2016	10.982981	11.166609	1.67%	2,732
2015	11.975670	10.982981	-8.29%	2,951
2014	12.084754	11.975670	-0.90%	3,008
2013	13.091230	12.084754	-7.69%	3,694
2012	12.591802	13.091230	3.97%	2,237
2011	11.754996	12.591802	7.12%	82
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.743496	11.937845	1.65%	4,986
2019	11.437350	11.743496	2.68%	4,988
2018	11.549646	11.437350	-0.97%	4,998
2017	11.544975	11.549646	0.04%	3,159
2016	11.534283	11.544975	0.09%	5,785
2015	11.650049	11.534283	-0.99%	6,479
2014	11.703976	11.650049	-0.46%	7,456
2013	11.873704	11.703976	-1.43%	36,776
2012	11.364804	11.873704	4.48%	9,010
2011	11.387689	11.364804	-0.20%	10,320
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.582728	16.095737	10.38%	0
2019	13.611684	14.582728	7.13%	0
2018	14.089734	13.611684	-3.39%	0
2017	13.756628	14.089734	2.42%	0
2016	13.236684	13.756628	3.93%	0
2015	13.769878	13.236684	-3.87%	0
2014	13.519197	13.769878	1.85%	0
2013	15.072708	13.519197	-10.31%	0
2012	14.028147	15.072708	7.45%	0
2011	12.714444	14.028147	10.33%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.401941	10.497088	0.91%	0
2019	10.251863	10.401941	1.46%	393
2018	10.231059	10.251863	0.20%	430
2017	10.121668	10.231059	1.08%	0
2016*	10.000000	10.121668	1.22%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.874449	18.112205	7.34%	0
2019	15.762448	16.874449	7.05%	0
2018	16.040884	15.762448	-1.74%	0
2017	15.473643	16.040884	3.67%	0
2016	15.251458	15.473643	1.46%	0
2015	15.369764	15.251458	-0.77%	0
2014	14.919260	15.369764	3.02%	0
2013	15.401644	14.919260	-3.13%	0
2012	14.223681	15.401644	8.28%	0
2011	13.895086	14.223681	2.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.783193	12.634970	7.23%	105,184
2019	11.017641	11.783193	6.95%	115,534
2018	11.223467	11.017641	-1.83%	120,571
2017	10.837366	11.223467	3.56%	147,589
2016	10.692397	10.837366	1.36%	148,663
2015	10.786061	10.692397	-0.87%	163,191
2014	10.480302	10.786061	2.92%	161,768
2013	10.829940	10.480302	-3.23%	148,570
2012	10.010745	10.829940	8.18%	59,910
2011*	10.000000	10.010745	0.11%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.160838	13.468135	10.75%	0
2019	9.834789	12.160838	23.65%	0
2018	12.307318	9.834789	-20.09%	0
2017	9.840664	12.307318	25.07%	0
2016*	10.000000	9.840664	-1.59%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.512958	35.13%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.911217	29.11%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.077842	18.441426	22.31%	0
2019	12.765254	15.077842	18.12%	0
2018	14.206167	12.765254	-10.14%	0
2017	13.669481	14.206167	3.93%	0
2016	11.556958	13.669481	18.28%	0
2015	13.361992	11.556958	-13.51%	0
2014	14.026216	13.361992	-4.74%	0
2013	11.733983	14.026216	19.53%	0
2012	11.037460	11.733983	6.31%	0
2011	12.709282	11.037460	-13.15%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.835147	57.262418	27.72%	11,696
2019	35.279249	44.835147	27.09%	12,545
2018	35.406595	35.279249	-0.36%	14,533
2017	28.148846	35.406595	25.78%	16,742
2016	31.909083	28.148846	-11.78%	17,299
2015	28.715698	31.909083	11.12%	19,788
2014	22.148664	28.715698	29.65%	19,345
2013	14.894138	22.148664	48.71%	18,491
2012	11.508013	14.894138	29.42%	3,731
2011	10.551642	11.508013	9.06%	3
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	68.232534	79.042247	15.84%	268
2019	52.881627	68.232534	29.03%	255
2018	69.958391	52.881627	-24.41%	227
2017	46.880198	69.958391	49.23%	237
2016	47.399393	46.880198	-1.10%	256
2015	55.780242	47.399393	-15.02%	211
2014	56.692978	55.780242	-1.61%	203
2013	51.224224	56.692978	10.68%	186
2012	39.941803	51.224224	28.25%	194
2011	54.437435	39.941803	-26.63%	156
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.874887	6.897202	17.40%	14,114
2019	5.330766	5.874887	10.21%	12,615
2018	7.538548	5.330766	-29.29%	11,437
2017	7.783289	7.538548	-3.14%	14,855
2016	5.492918	7.783289	41.70%	14,932
2015	8.376393	5.492918	-34.42%	13,330
2014	10.511920	8.376393	-20.32%	11,275
2013	9.646448	10.511920	8.97%	11,845
2012*	10.000000	9.646448	-3.54%	122
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	30.387185	35.760461	17.68%	400
2019	27.493140	30.387185	10.53%	400
2018	38.801028	27.493140	-29.14%	400
2017	39.949358	38.801028	-2.87%	400
2016	28.135256	39.949358	41.99%	400
2015	42.789066	28.135256	-34.25%	400
2014	53.536619	42.789066	-20.08%	400
2013	49.022812	53.536619	9.21%	400
2012	47.994516	49.022812	2.14%	605
2011	58.141223	47.994516	-17.45%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.801815	10.506841	-2.73%	0
2019*	10.000000	10.801815	8.02%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.176829	57.955852	55.89%	4,440
2019	30.143875	37.176829	23.33%	4,491
2018	30.117807	30.143875	0.09%	4,599
2017	24.219747	30.117807	24.35%	7,389
2016	22.750669	24.219747	6.46%	6,258
2015	23.710466	22.750669	-4.05%	6,956
2014	24.457696	23.710466	-3.06%	6,453
2013	16.477775	24.457696	48.43%	6,554
2012	15.461387	16.477775	6.57%	850
2011	16.402783	15.461387	-5.74%	850

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.511404	13.991040	3.55%	0
2019	11.872911	13.511404	13.80%	0
2018	12.977556	11.872911	-8.51%	0
2017	11.494936	12.977556	12.90%	0
2016	11.260991	11.494936	2.08%	0
2015	11.553736	11.260991	-2.53%	0
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.835924	8.918390	0.93%	0
2019	7.661440	8.835924	15.33%	0
2018*	10.000000	7.661440	-23.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.692832	33.269904	1.77%	0
2019	27.611376	32.692832	18.40%	0
2018	33.012246	27.611376	-16.36%	0
2017	29.622462	33.012246	11.44%	2
2016	24.037015	29.622462	23.24%	283
2015	25.810967	24.037015	-6.87%	491
2014	23.991408	25.810967	7.58%	284
2013	17.651726	23.991408	35.92%	283
2012	15.088886	17.651726	16.98%	281
2011	16.721219	15.088886	-9.76%	281
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.458254	15.641681	8.19%	969
2019	13.444388	14.458254	7.54%	926
2018	14.010421	13.444388	-4.04%	934
2017	13.684813	14.010421	2.38%	3,083
2016	13.275114	13.684813	3.09%	3,070
2015	13.783344	13.275114	-3.69%	3,197
2014	13.511959	13.783344	2.01%	3,183
2013	14.950729	13.511959	-9.62%	2,965
2012	14.099100	14.950729	6.04%	3,503
2011	12.776476	14.099100	10.35%	3,564
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	31.614658	34.906097	10.41%	70
2019	25.828934	31.614658	22.40%	613
2018	28.086594	25.828934	-8.04%	613
2017	23.605239	28.086594	18.98%	613
2016	21.063139	23.605239	12.07%	614
2015	22.600044	21.063139	-6.80%	614
2014	20.342590	22.600044	11.10%	714
2013	15.166971	20.342590	34.12%	723
2012	13.385756	15.166971	13.31%	727
2011	13.145746	13.385756	1.83%	1,127

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	21.603943	26.855118	24.31%	0
2019	17.035719	21.603943	26.82%	0
2018	20.350125	17.035719	-16.29%	0
2017	15.705701	20.350125	29.57%	0
2016	16.829317	15.705701	-6.68%	0
2015	16.914112	16.829317	-0.50%	0
2014	18.126409	16.914112	-6.69%	0
2013	14.995239	18.126409	20.88%	0
2012	12.533235	14.995239	19.64%	0
2011	14.429237	12.533235	-13.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.660368	28.644706	-0.05%	117
2019	22.472376	28.660368	27.54%	1,973
2018	26.109891	22.472376	-13.93%	344
2017	23.671271	26.109891	10.30%	344
2016	19.510839	23.671271	21.32%	414
2015	20.045018	19.510839	-2.66%	534
2014	17.435319	20.045018	14.97%	592
2013	13.569443	17.435319	28.49%	911
2012	11.812813	13.569443	14.87%	731
2011	12.045576	11.812813	-1.93%	1,185
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	44.319099	44.192734	-0.29%	0
2019	35.329136	44.319099	25.45%	0
2018	39.382654	35.329136	-10.29%	0
2017	36.671875	39.382654	7.39%	0
2016	30.822335	36.671875	18.98%	0
2015	32.473873	30.822335	-5.09%	0
2014	29.081091	32.473873	11.67%	0
2013	22.356209	29.081091	30.08%	0
2012	19.759744	22.356209	13.14%	0
2011	19.808392	19.759744	-0.25%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.062858	30.63%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.818822	12.489502	5.67%	2,096
2019	10.419797	11.818822	13.43%	1,994
2018	10.866287	10.419797	-4.11%	2,261
2017	10.276071	10.866287	5.74%	1,772
2016	9.223440	10.276071	11.41%	0
2015*	10.000000	9.223440	-7.77%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.676862	11.444150	7.19%	0
2019	9.905899	10.676862	7.78%	0
2018	10.104882	9.905899	-1.97%	0
2017	9.914560	10.104882	1.92%	0
2016	9.798751	9.914560	1.18%	0
2015*	10.000000	9.798751	-2.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.823702	15.161045	2.28%	0
2019	11.777207	14.823702	25.87%	0
2018	12.882530	11.777207	-8.58%	0
2017	11.198454	12.882530	15.04%	0
2016	9.770712	11.198454	14.61%	0
2015*	10.000000	9.770712	-2.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.369455	21.896389	19.20%	164
2019	15.797136	18.369455	16.28%	315
2018	17.310125	15.797136	-8.74%	450
2017	15.415441	17.310125	12.29%	1,004
2016	15.037839	15.415441	2.51%	1,050
2015	15.382175	15.037839	-2.24%	1,028
2014	15.281611	15.382175	0.66%	1,039
2013	13.525237	15.281611	12.99%	1,244
2012	12.455436	13.525237	8.59%	947
2011	13.089237	12.455436	-4.84%	254
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.354904	14.222649	6.50%	0
2019	11.283577	13.354904	18.36%	0
2018	13.553128	11.283577	-16.75%	0
2017	11.929891	13.553128	13.61%	0
2016	10.486380	11.929891	13.77%	0
2015	10.893224	10.486380	-3.73%	0
2014*	10.000000	10.893224	8.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.142444	39.487192	9.25%	891
2019	29.947722	36.142444	20.69%	862
2018	33.319567	29.947722	-10.12%	845
2017	30.017046	33.319567	11.00%	843
2016	24.176142	30.017046	24.16%	831
2015	25.066101	24.176142	-3.55%	1,987
2014	24.146713	25.066101	3.81%	3,608
2013	17.377168	24.146713	38.96%	4,882
2012	15.204228	17.377168	14.29%	5,004
2011	15.310131	15.204228	-0.69%	4,954

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	35.401584	41.254559	16.53%	10,927
2019	27.327804	35.401584	29.54%	12,468
2018	29.020882	27.327804	-5.83%	21,999
2017	24.179103	29.020882	20.02%	28,963
2016	21.918355	24.179103	10.31%	31,692
2015	21.952767	21.918355	-0.16%	35,083
2014	19.599525	21.952767	12.01%	38,719
2013	15.032842	19.599525	30.38%	40,060
2012	13.153502	15.032842	14.29%	40,631
2011	13.074179	13.153502	0.61%	47,534
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.939476	34.251686	22.59%	340
2019	21.057908	27.939476	32.68%	1,068
2018	22.307955	21.057908	-5.60%	1,068
2017	19.586223	22.307955	13.90%	1,068
2016	17.969428	19.586223	9.00%	1,218
2015	18.797419	17.969428	-4.40%	1,305
2014	16.778230	18.797419	12.03%	1,322
2013	12.647026	16.778230	32.67%	1,354
2012	11.437824	12.647026	10.57%	1,370
2011	11.478851	11.437824	-0.36%	1,388
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	34.637518	42.307490	22.14%	803
2019	25.772717	34.637518	34.40%	817
2018	28.020852	25.772717	-8.02%	930
2017	22.283775	28.020852	25.75%	1,262
2016	20.912177	22.283775	6.56%	1,317
2015	21.712874	20.912177	-3.69%	1,369
2014	20.341736	21.712874	6.74%	1,404
2013	17.009549	20.341736	19.59%	1,370
2012	15.598402	17.009549	9.05%	1,547
2011	14.489599	15.598402	7.65%	1,423
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.137480	11.691884	4.98%	108
2019	9.679213	11.137480	15.07%	108
2018	10.210727	9.679213	-5.21%	0
2017*	10.000000	10.210727	2.11%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.423943	16.831605	-3.40%	0
2019	13.815044	17.423943	26.12%	2,617
2018	16.845179	13.815044	-17.99%	0
2017	15.263164	16.845179	10.36%	255
2016	11.790622	15.263164	29.45%	283
2015	12.764772	11.790622	-7.63%	283
2014	12.238726	12.764772	4.30%	283
2013*	10.000000	12.238726	22.39%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.114776	11.195262	0.72%	0
2019	10.511390	11.114776	5.74%	0
2018	10.654334	10.511390	-1.34%	0
2017	10.429782	10.654334	2.15%	0
2016	9.694221	10.429782	7.59%	0
2015	9.915306	9.694221	-2.23%	0
2014*	10.000000	9.915306	-0.85%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.997113	21.350466	6.77%	1,100
2019	18.502911	19.997113	8.08%	1,207
2018	18.850185	18.502911	-1.84%	1,177
2017	18.347719	18.850185	2.74%	1,183
2016	17.894987	18.347719	2.53%	1,622
2015	18.165733	17.894987	-1.49%	1,631
2014	17.723414	18.165733	2.50%	2,030
2013	17.763915	17.723414	-0.23%	1,968
2012	16.395358	17.763915	8.35%	5,676
2011	16.233427	16.395358	1.00%	5,444
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.522502	13.599513	29.24%	116
2019	8.247849	10.522502	27.58%	116
2018*	10.000000	8.247849	-17.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.683587	19.626639	10.99%	0
2019	15.437553	17.683587	14.55%	0
2018	16.303201	15.437553	-5.31%	0
2017	14.610876	16.303201	11.58%	0
2016	14.053637	14.610876	3.97%	0
2015	14.276053	14.053637	-1.56%	0
2014	13.854186	14.276053	3.05%	0
2013	12.372536	13.854186	11.98%	0
2012	11.218584	12.372536	10.29%	0
2011	11.392659	11.218584	-1.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.444273	20.930465	13.48%	265
2019	15.563631	18.444273	18.51%	266
2018	16.763739	15.563631	-7.16%	484
2017	14.574748	16.763739	15.02%	490
2016	13.917749	14.574748	4.72%	441
2015	14.145760	13.917749	-1.61%	453
2014	13.686452	14.145760	3.36%	1,455
2013	11.952644	13.686452	14.51%	1,432
2012	10.693965	11.952644	11.77%	1,391
2011	10.952229	10.693965	-2.36%	1,236

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.792792	22.820651	15.30%	3,908
2019	16.115358	19.792792	22.82%	4,594
2018	17.717444	16.115358	-9.04%	4,843
2017	14.849704	17.717444	19.31%	4,791
2016	14.116734	14.849704	5.19%	6,452
2015	14.343602	14.116734	-1.58%	8,143
2014	13.851778	14.343602	3.55%	6,884
2013	11.545204	13.851778	19.98%	7,056
2012	10.124218	11.545204	14.04%	9,409
2011	10.536181	10.124218	-3.91%	6,142
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.843164	16.694961	20.60%	0
2019	11.294660	13.843164	22.56%	0
2018	11.970018	11.294660	-5.64%	0
2017	10.438774	11.970018	14.67%	0
2016*	10.000000	10.438774	4.39%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	49.609580	63.897571	28.80%	0
2019	38.218160	49.609580	29.81%	0
2018	41.389707	38.218160	-7.66%	0
2017	34.421098	41.389707	20.25%	0
2016	32.300056	34.421098	6.57%	0
2015	32.527464	32.300056	-0.70%	0
2014	29.458225	32.527464	10.42%	0
2013	22.746475	29.458225	29.51%	0
2012	19.805183	22.746475	14.85%	0
2011	20.598557	19.805183	-3.85%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.014329	14.165153	28.61%	0
2019*	10.000000	11.014329	10.14%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2020	8.498869	5.632915	-33.72%	0
2019	7.836578	8.498869	8.45%	0
2018	10.549155	7.836578	-25.71%	0
2017	10.987238	10.549155	-3.99%	0
2016	8.333626	10.987238	31.84%	0
2015	10.648894	8.333626	-21.74%	0
2014	12.361897	10.648894	-13.86%	0
2013	10.083588	12.361897	22.59%	0
2012	9.749927	10.083588	3.42%	0
2011	10.414615	9.749927	-6.38%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2020	13.984671	9.268816	-33.72%	1,283
2019	12.894888	13.984671	8.45%	857
2018	17.358352	12.894888	-25.71%	698
2017	18.079209	17.358352	-3.99%	678
2016	13.712768	18.079209	31.84%	636
2015	17.522479	13.712768	-21.74%	712
2014	20.341203	17.522479	-13.86%	1,064
2013	16.592312	20.341203	22.59%	1,379
2012	16.043285	16.592312	3.42%	1,140
2011	17.137015	16.043285	-6.38%	3,201
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	32.308648	33.993168	5.21%	2,543
2019	25.696178	32.308648	25.73%	2,860
2018	28.409833	25.696178	-9.55%	3,028
2017	25.502906	28.409833	11.40%	3,077
2016	21.903475	25.502906	16.43%	3,109
2015	23.126290	21.903475	-5.29%	3,212
2014	21.555222	23.126290	7.29%	3,263
2013	17.051501	21.555222	26.41%	3,552
2012	14.735197	17.051501	15.72%	3,440
2011	14.794276	14.735197	-0.40%	4,947
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.897114	15.828049	6.25%	0
2019	11.632962	14.897114	28.06%	0
2018	12.973652	11.632962	-10.33%	1,270
2017	11.265944	12.973652	15.16%	1,247
2016*	10.000000	11.265944	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	36.914976	61.423258	66.39%	0
2019	26.569118	36.914976	38.94%	0
2018	23.950455	26.569118	10.93%	0
2017	18.045075	23.950455	32.73%	0
2016	18.227855	18.045075	-1.00%	0
2015	17.499367	18.227855	4.16%	0
2014	15.807666	17.499367	10.70%	0
2013	11.618475	15.807666	36.06%	0
2012	9.848970	11.618475	17.97%	0
2011	9.760574	9.848970	0.91%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.013557	55.381256	41.95%	2,837
2019	29.442516	39.013557	32.51%	3,253
2018	29.899648	29.442516	-1.53%	3,307
2017	22.426919	29.899648	33.32%	3,613
2016	22.549120	22.426919	-0.54%	3,671
2015	21.330209	22.549120	5.71%	4,231
2014	19.426706	21.330209	9.80%	4,641
2013	14.443460	19.426706	34.50%	4,463
2012	12.769356	14.443460	13.11%	3,675
2011	12.912423	12.769356	-1.11%	4,987
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	20.124767	20.399628	1.37%	892
2019	17.733631	20.124767	13.48%	893
2018	18.630144	17.733631	-4.81%	1,036
2017	17.619455	18.630144	5.74%	1,038
2016	15.599814	17.619455	12.95%	1,073
2015	16.413764	15.599814	-4.96%	2,450
2014	16.444824	16.413764	-0.19%	1,619
2013	15.729084	16.444824	4.55%	1,628
2012	13.948535	15.729084	12.77%	1,638
2011	13.591116	13.948535	2.63%	1,877
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.004399	17.267082	7.89%	2,094
2019	14.789944	16.004399	8.21%	2,606
2018	15.073476	14.789944	-1.88%	2,563
2017	14.654384	15.073476	2.86%	2,755
2016	14.182995	14.654384	3.32%	2,748
2015	14.464613	14.182995	-1.95%	2,887
2014	13.850724	14.464613	4.43%	2,872
2013	14.296186	13.850724	-3.12%	2,921
2012	13.687953	14.296186	4.44%	3,136
2011	12.928768	13.687953	5.87%	5,863
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.896962	25.523890	16.56%	1,201
2019	17.976865	21.896962	21.81%	1,171
2018	21.328104	17.976865	-15.71%	1,857
2017	17.892817	21.328104	19.20%	1,838
2016	16.161144	17.892817	10.72%	2,419
2015	16.614914	16.161144	-2.73%	2,421
2014	15.843519	16.614914	4.87%	4,009
2013	11.791629	15.843519	34.36%	4,317
2012	10.406269	11.791629	13.31%	6,538
2011	11.802633	10.406269	-11.83%	7,160

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.271243	25.400495	14.05%	2,808
2019	17.664654	22.271243	26.08%	2,741
2018	21.018070	17.664654	-15.95%	2,707
2017	16.358771	21.018070	28.48%	2,345
2016	17.459471	16.358771	-6.30%	2,609
2015	17.084160	17.459471	2.20%	2,306
2014	18.837764	17.084160	-9.31%	20
2013	14.631535	18.837764	28.75%	20
2012	12.292184	14.631535	19.03%	20
2011	15.038362	12.292184	-18.26%	21
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.442999	10.532612	-7.96%	0
2019	9.424899	11.442999	21.41%	0
2018	10.203512	9.424899	-7.63%	0
2017*	10.000000	10.203512	2.04%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.952706	31.997475	6.83%	218
2019	22.586582	29.952706	32.61%	217
2018	27.669575	22.586582	-18.37%	219
2017	23.503648	27.669575	17.72%	216
2016	21.739709	23.503648	8.11%	217
2015	22.708605	21.739709	-4.27%	217
2014	21.553598	22.708605	5.36%	206
2013	16.732169	21.553598	28.82%	182
2012	13.331454	16.732169	25.51%	160
2011	14.810348	13.331454	-9.99%	881
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.357871	16.946869	10.35%	1,077
2019	12.975453	15.357871	18.36%	1,451
2018	14.543938	12.975453	-10.78%	1,211
2017	13.152081	14.543938	10.58%	998
2016	11.767143	13.152081	11.77%	928
2015	12.705533	11.767143	-7.39%	928
2014	12.510067	12.705533	1.56%	1,237
2013	10.235367	12.510067	22.22%	1,109
2012	8.987230	10.235367	13.89%	1,037
2011	9.243283	8.987230	-2.77%	731

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.691116	18.585525	-0.56%	4,210
2019	16.308713	18.691116	14.61%	3,999
2018	17.259147	16.308713	-5.51%	3,343
2017	15.935547	17.259147	8.31%	2,728
2016	14.152107	15.935547	12.60%	505
2015	15.418968	14.152107	-8.22%	623
2014	14.925220	15.418968	3.31%	675
2013	13.264831	14.925220	12.52%	710
2012	11.924398	13.264831	11.24%	674
2011	11.793823	11.924398	1.11%	1,422
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	34.136253	35.458691	3.87%	105
2019	27.359613	34.136253	24.77%	97
2018	31.803104	27.359613	-13.97%	93
2017	29.104411	31.803104	9.27%	81
2016	22.637907	29.104411	28.56%	77
2015	24.752989	22.637907	-8.54%	115
2014	24.924006	24.752989	-0.69%	151
2013	18.525896	24.924006	34.54%	265
2012	15.847002	18.525896	16.90%	580
2011	16.674194	15.847002	-4.96%	794
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.418002	14.370014	15.72%	261
2019	9.925413	12.418002	25.11%	256
2018	11.937317	9.925413	-16.85%	254
2017	8.609093	11.937317	38.66%	220
2016	7.423056	8.609093	15.98%	259
2015	9.349959	7.423056	-20.61%	279
2014*	10.000000	9.349959	-6.50%	216
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.269011	17.875412	-2.15%	0
2019	16.395518	18.269011	11.43%	0
2018	19.596446	16.395518	-16.33%	0
2017	16.957578	19.596446	15.56%	0
2016	15.975127	16.957578	6.15%	0
2015	17.266594	15.975127	-7.48%	0
2014	19.621318	17.266594	-12.00%	0
2013	16.118294	19.621318	21.73%	0
2012	13.763312	16.118294	17.11%	0
2011	15.562745	13.763312	-11.56%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2020	9.050577	8.833945	-2.39%	0
2019	8.144689	9.050577	11.12%	0
2018	9.754712	8.144689	-16.51%	0
2017	8.464802	9.754712	15.24%	0
2016	7.997795	8.464802	5.84%	0
2015	8.661401	7.997795	-7.66%	0
2014*	10.000000	8.661401	-13.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2020	18.210323	17.774447	-2.39%	1,137
2019	16.387636	18.210323	11.12%	934
2018	19.627107	16.387636	-16.51%	736
2017	17.031725	19.627107	15.24%	495
2016	16.092078	17.031725	5.84%	118
2015	17.427292	16.092078	-7.66%	118
2014	19.858524	17.427292	-12.24%	118
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.805420	9.171461	-6.47%	107
2019	9.733612	9.805420	0.74%	105
2018	9.670112	9.733612	0.66%	112
2017	9.607179	9.670112	0.66%	106
2016	9.450748	9.607179	1.66%	109
2015	10.000913	9.450748	-5.50%	109
2014*	10.000000	10.000913	0.01%	304
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.157635	13.527633	2.81%	0
2019	11.903338	13.157635	10.54%	0
2018	12.601220	11.903338	-5.54%	0
2017	11.281155	12.601220	11.70%	0
2016	10.948662	11.281155	3.04%	0
2015	11.772060	10.948662	-6.99%	992
2014	11.468600	11.772060	2.65%	992
2013	10.226390	11.468600	12.15%	992
2012*	10.000000	10.226390	2.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.111043	10.655564	5.39%	0
2019	9.408980	10.111043	7.46%	0
2018*	10.000000	9.408980	-5.91%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.076438	10.685640	6.05%	112
2019	9.716864	10.076438	3.70%	113
2018	10.366617	9.716864	-6.27%	0
2017	10.125418	10.366617	2.38%	0
2016	10.303072	10.125418	-1.72%	0
2015	10.244085	10.303072	0.58%	0
2014	9.911900	10.244085	3.35%	0
2013*	10.000000	9.911900	-0.88%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.844614	16.687023	5.32%	0
2019	13.216663	15.844614	19.88%	0
2018	14.575604	13.216663	-9.32%	0
2017	12.827971	14.575604	13.62%	0
2016	11.768783	12.827971	9.00%	0
2015	11.997678	11.768783	-1.91%	0
2014	11.570537	11.997678	3.69%	0
2013	9.822651	11.570537	17.79%	0
2012	8.533280	9.822651	15.11%	0
2011	10.263320	8.533280	-16.86%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.988537	29.989580	30.45%	0
2019	17.542574	22.988537	31.04%	0
2018	19.124165	17.542574	-8.27%	0
2017	15.533547	19.124165	23.12%	0
2016	14.476943	15.533547	7.30%	0
2015	14.671854	14.476943	-1.33%	0
2014	13.142529	14.671854	11.64%	0
2013	10.196757	13.142529	28.89%	0
2012	8.917877	10.196757	14.34%	0
2011	9.438912	8.917877	-5.52%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.542401	21.727175	11.18%	0
2019	16.476427	19.542401	18.61%	0
2018	17.699999	16.476427	-6.91%	0
2017	15.669051	17.699999	12.96%	0
2016	14.689508	15.669051	6.67%	0
2015	14.859525	14.689508	-1.14%	0
2014	14.101351	14.859525	5.38%	0
2013	12.489979	14.101351	12.90%	0
2012	11.164969	12.489979	11.87%	0
2011	11.232553	11.164969	-0.60%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.345715	22.480322	0.60%	0
2019	18.287303	22.345715	22.19%	0
2018	20.721777	18.287303	-11.75%	0
2017	18.282138	20.721777	13.34%	0
2016	15.086136	18.282138	21.19%	0
2015	16.030649	15.086136	-5.89%	0
2014	15.085376	16.030649	6.27%	0
2013	11.467591	15.085376	31.55%	0
2012	10.054309	11.467591	14.06%	0
2011	10.643943	10.054309	-5.54%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.792199	21.485257	3.33%	0
2019	18.848251	20.792199	10.31%	0
2018	19.908751	18.848251	-5.33%	0
2017	18.977100	19.908751	4.91%	0
2016	16.352028	18.977100	16.05%	0
2015	17.240438	16.352028	-5.15%	0
2014	17.030580	17.240438	1.23%	0
2013	16.060493	17.030580	6.04%	0
2012	14.159160	16.060493	13.43%	0
2011	14.343278	14.159160	-1.28%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.844461	23.317886	-2.21%	0
2019	19.698743	23.844461	21.05%	0
2018	22.842528	19.698743	-13.76%	0
2017	22.305948	22.842528	2.41%	0
2016	17.840784	22.305948	25.03%	0
2015	19.347066	17.840784	-7.79%	0
2014	19.866404	19.347066	-2.61%	0
2013	14.706644	19.866404	35.08%	0
2012	12.462134	14.706644	18.01%	0
2011	13.229193	12.462134	-5.80%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.365593	25.095964	3.00%	0
2019	19.474253	24.365593	25.12%	0
2018	22.662579	19.474253	-14.07%	0
2017	20.181981	22.662579	12.29%	0
2016	16.123118	20.181981	25.17%	0
2015	17.517329	16.123118	-7.96%	0
2014	17.578546	17.517329	-0.35%	0
2013	13.351720	17.578546	31.66%	0
2012	11.544768	13.351720	15.65%	0
2011	12.637767	11.544768	-8.65%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.394240	29.151942	30.18%	0
2019	18.043896	22.394240	24.11%	0
2018	20.373047	18.043896	-11.43%	0
2017	16.857386	20.373047	20.86%	0
2016	15.045756	16.857386	12.04%	0
2015	15.436018	15.045756	-2.53%	0
2014	14.366934	15.436018	7.44%	0
2013	10.293602	14.366934	39.57%	0
2012	9.344454	10.293602	10.16%	0
2011	9.651579	9.344454	-3.18%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.450275	34.650666	36.15%	0
2019	19.244380	25.450275	32.25%	0
2018	20.224381	19.244380	-4.85%	0
2017	15.740626	20.224381	28.49%	0
2016	14.660778	15.740626	7.37%	0
2015	14.073666	14.660778	4.17%	0
2014	12.367371	14.073666	13.80%	0
2013	9.763390	12.367371	26.67%	0
2012	8.930402	9.763390	9.33%	0
2011	9.451690	8.930402	-5.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.781205	33.346693	40.22%	0
2019	17.652151	23.781205	34.72%	0
2018	18.600478	17.652151	-5.10%	0
2017	14.827716	18.600478	25.44%	0
2016	14.718047	14.827716	0.75%	0
2015	14.228486	14.718047	3.44%	0
2014	13.320486	14.228486	6.82%	0
2013	9.649123	13.320486	38.05%	0
2012*	10.000000	9.649123	-3.51%	0
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.499241	51.928287	34.88%	0
2019	28.625325	38.499241	34.49%	0
2018	30.751539	28.625325	-6.91%	0
2017	24.551617	30.751539	25.25%	0
2016	25.421447	24.551617	-3.42%	0
2015	24.862255	25.421447	2.25%	0
2014	21.815487	24.862255	13.97%	0
2013	17.027604	21.815487	28.12%	0
2012	15.110241	17.027604	12.69%	0
2011	15.478999	15.110241	-2.38%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	39.916283	55.455970	38.93%	1,752
2019	29.004458	39.916283	37.62%	1,676
2018	31.276166	29.004458	-7.26%	1,635
2017	24.590773	31.276166	27.19%	1,702
2016	24.333186	24.590773	1.06%	1,674
2015	23.114248	24.333186	5.27%	1,747
2014	22.126981	23.114248	4.46%	1,768
2013	16.477598	22.126981	34.29%	1,627
2012	14.329813	16.477598	14.99%	1,647
2011	14.353550	14.329813	-0.17%	1,962
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.667333	46.67%	23

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	28.578671	36.021317	26.04%	4,466
2019	21.959895	28.578671	30.14%	4,426
2018	25.615672	21.959895	-14.27%	4,873
2017	18.979895	25.615672	34.96%	4,802
2016	19.203753	18.979895	-1.17%	5,678
2015	18.708957	19.203753	2.64%	5,882
2014	18.521236	18.708957	1.01%	5,998
2013	14.732589	18.521236	25.72%	1,056
2012	12.303213	14.732589	19.75%	1,160
2011	13.584878	12.303213	-9.43%	1,189
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.192141	14.020090	-13.41%	0
2019	13.330997	16.192141	21.46%	0
2018	14.385636	13.330997	-7.33%	0
2017	12.885737	14.385636	11.64%	0
2016	12.787560	12.885737	0.77%	0
2015	13.143994	12.787560	-2.71%	0
2014	11.612550	13.143994	13.19%	0
2013	11.448910	11.612550	1.43%	0
2012	9.049422	11.448910	26.52%	0
2011	9.801736	9.049422	-7.68%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.196513	11.432569	2.11%	6
2019	10.232721	11.196513	9.42%	6
2018	10.839650	10.232721	-5.60%	9
2017	10.328614	10.839650	4.95%	9
2016	9.817613	10.328614	5.20%	9
2015	10.171827	9.817613	-3.48%	9
2014	10.016255	10.171827	1.55%	10
2013	10.156480	10.016255	-1.38%	489
2012*	10.000000	10.156480	1.56%	10
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.100657	32.892184	13.03%	0
2019	22.240047	29.100657	30.85%	0
2018	22.321201	22.240047	-0.36%	0
2017	19.514444	22.321201	14.38%	0
2016	22.318792	19.514444	-12.56%	0
2015	21.908348	22.318792	1.87%	0
2014	18.539153	21.908348	18.17%	0
2013	13.358096	18.539153	38.79%	0
2012	11.189179	13.358096	19.38%	0
2011	10.900007	11.189179	2.65%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	28.107270	31.640429	12.57%	0
2019	22.137705	28.107270	26.97%	0
2018	26.368515	22.137705	-16.04%	0
2017	21.707954	26.368515	21.47%	0
2016	22.081703	21.707954	-1.69%	0
2015	22.897797	22.081703	-3.56%	0
2014	23.111053	22.897797	-0.92%	0
2013	19.664621	23.111053	17.53%	0
2012	17.236811	19.664621	14.09%	0
2011	18.716336	17.236811	-7.90%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	34.185614	38.465045	12.52%	2,048
2019	26.209876	34.185614	30.43%	2,041
2018	28.816026	26.209876	-9.04%	2,511
2017	24.959206	28.816026	15.45%	2,378
2016	22.643712	24.959206	10.23%	2,384
2015	22.191743	22.643712	2.04%	2,978
2014	20.299880	22.191743	9.32%	3,556
2013	15.600062	20.299880	30.13%	4,032
2012	13.517400	15.600062	15.41%	3,543
2011	13.690128	13.517400	-1.26%	6,981
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.757747	18.027720	7.58%	0
2019	13.571838	16.757747	23.47%	0
2018	15.548142	13.571838	-12.71%	0
2017	13.732205	15.548142	13.22%	0
2016	12.288110	13.732205	11.75%	0
2015	13.000159	12.288110	-5.48%	0
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.151998	27.418825	18.43%	1,941
2019	18.537903	23.151998	24.89%	1,862
2018	20.935211	18.537903	-11.45%	1,795
2017	18.570536	20.935211	12.73%	1,800
2016	15.929234	18.570536	16.58%	1,759
2015	17.142120	15.929234	-7.08%	1,819
2014	15.508413	17.142120	10.53%	2,436
2013	11.136771	15.508413	39.25%	2,376
2012	9.558713	11.136771	16.51%	2,191
2011	9.898460	9.558713	-3.43%	6,315

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.079123	13.242773	19.53%	0
2019	8.768422	11.079123	26.35%	0
2018	11.038242	8.768422	-20.56%	0
2017	8.839848	11.038242	24.87%	0
2016	9.201285	8.839848	-3.93%	0
2015	9.037071	9.201285	1.82%	0
2014*	10.000000	9.037071	-9.63%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.210907	37.347125	12.45%	191
2019	27.616857	33.210907	20.26%	185
2018	29.577118	27.616857	-6.63%	1,083
2017	25.323163	29.577118	16.80%	1,073
2016	26.318756	25.323163	-3.78%	3,327
2015	29.079007	26.318756	-9.49%	4,440
2014	31.083721	29.079007	-6.45%	4,731
2013	25.155125	31.083721	23.57%	5,242
2012	21.375327	25.155125	17.68%	6,627
2011	23.326248	21.375327	-8.36%	7,234
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	30.568888	32.006353	4.70%	423
2019	27.839816	30.568888	9.80%	307
2018	28.803320	27.839816	-3.35%	428
2017	27.340933	28.803320	5.35%	337
2016	23.828947	27.340933	14.74%	237
2015	25.809483	23.828947	-7.67%	276
2014	25.647679	25.809483	0.63%	260
2013	23.504483	25.647679	9.12%	483
2012	20.062784	23.504483	17.15%	133
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.600367	58.268216	47.14%	660
2019	29.071570	39.600367	36.22%	660
2018	29.458823	29.071570	-1.31%	1,649
2017	23.507922	29.458823	25.31%	607
2016	22.432763	23.507922	4.79%	440
2015	24.110318	22.432763	-6.96%	355
2014	22.634322	24.110318	6.52%	195
2013	17.639780	22.634322	28.31%	334
2012	15.730501	17.639780	12.14%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.609084	11.550471	8.87%	0
2019	9.831271	10.609084	7.91%	0
2018	10.086152	9.831271	-2.53%	0
2017	9.882141	10.086152	2.06%	0
2016	9.789400	9.882141	0.95%	0
2015*	10.000000	9.789400	-2.11%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	29.335334	40.276751	37.30%	3,093
2019	21.707105	29.335334	35.14%	3,257
2018	21.611950	21.707105	0.44%	3,190
2017	16.834894	21.611950	28.38%	3,161
2016	16.722585	16.834894	0.67%	3,167
2015	15.128346	16.722585	10.54%	3,311
2014	14.123878	15.128346	7.11%	3,398
2013	10.927524	14.123878	29.25%	5,546
2012	8.934517	10.927524	22.31%	7,334
2011	9.722280	8.934517	-8.10%	8,127
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.181079	27.061902	48.85%	115
2019	12.713188	18.181079	43.01%	115
2018	12.759026	12.713188	-0.36%	355
2017	8.915641	12.759026	43.11%	7,059
2016	7.929785	8.915641	12.43%	9,245
2015	7.673668	7.929785	3.34%	2,107
2014	7.106516	7.673668	7.98%	2,124
2013	5.315315	7.106516	33.70%	2,272
2012	4.517653	5.315315	17.66%	2,412
2011	5.008333	4.517653	-9.80%	565
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.250280	16.326858	14.57%	3,489
2019	11.389022	14.250280	25.12%	3,747
2018	13.591287	11.389022	-16.20%	4,303
2017	10.521649	13.591287	29.17%	4,320
2016	11.420503	10.521649	-7.87%	4,897
2015	12.681636	11.420503	-9.94%	4,394
2014	14.610236	12.681636	-13.20%	5,250
2013	12.946237	14.610236	12.85%	5,436
2012	11.583679	12.946237	11.76%	5,828
2011	17.336409	11.583679	-33.18%	768
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	34.243037	33.940063	-0.88%	508
2019	27.355743	34.243037	25.18%	540
2018	31.423374	27.355743	-12.94%	557
2017	27.970024	31.423374	12.35%	2,135
2016	24.694230	27.970024	13.27%	2,156
2015	25.688942	24.694230	-3.87%	2,430
2014	22.599898	25.688942	13.67%	2,161
2013	17.298299	22.599898	30.65%	2,005
2012	14.552443	17.298299	18.87%	1,816
2011	14.424564	14.552443	0.89%	1,743

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.545624	10.281018	-2.51%	0
2019	9.039217	10.545624	16.67%	0
2018	11.240118	9.039217	-19.58%	0
2017	8.904239	11.240118	26.23%	303
2016	7.465339	8.904239	19.27%	337
2015	9.456461	7.465339	-21.06%	337
2014*	10.000000	9.456461	-5.44%	337
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.707197	11.358622	6.08%	0
2019	10.001606	10.707197	7.05%	0
2018	10.233969	10.001606	-2.27%	0
2017	9.977646	10.233969	2.57%	0
2016*	10.000000	9.977646	-0.22%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.856988	32.860513	43.77%	0
2019	16.383852	22.856988	39.51%	0
2018	16.882342	16.383852	-2.95%	0
2017	13.532126	16.882342	24.76%	0
2016	12.594771	13.532126	7.44%	0
2015	13.033871	12.594771	-3.37%	0
2014	14.268194	13.033871	-8.65%	0
2013	10.231480	14.268194	39.45%	0
2012*	10.000000	10.231480	2.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.780656	34.432711	1.93%	1,080
2019	26.414418	33.780656	27.89%	1,023
2018	29.841284	26.414418	-11.48%	1,016
2017	25.750615	29.841284	15.89%	1,320
2016	22.918451	25.750615	12.36%	1,339
2015	23.427382	22.918451	-2.17%	1,531
2014	21.527618	23.427382	8.82%	1,741
2013	16.077205	21.527618	33.90%	1,939
2012	14.049748	16.077205	14.43%	2,389
2011	14.293898	14.049748	-1.71%	3,551
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.861658	12.388494	14.06%	0
2019*	10.000000	10.861658	8.62%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.416370	26.609118	18.70%	500
2019	18.065696	22.416370	24.08%	1,167
2018	20.266444	18.065696	-10.86%	1,097
2017	16.182242	20.266444	25.24%	536
2016	15.780344	16.182242	2.55%	538
2015	15.030159	15.780344	4.99%	631
2014	15.049946	15.030159	-0.13%	581
2013	11.940664	15.049946	26.04%	1,008
2012	10.430445	11.940664	14.48%	345
2011	10.753310	10.430445	-3.00%	1,301
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.326905	33.27%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.639489	36.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.085557	16.058853	6.45%	0
2019	13.777506	15.085557	9.49%	0
2018	14.044326	13.777506	-1.90%	0
2017	13.385920	14.044326	4.92%	0
2016	12.774269	13.385920	4.79%	0
2015	13.020750	12.774269	-1.89%	0
2014	12.225259	13.020750	6.51%	0
2013	12.419364	12.225259	-1.56%	0
2012	11.492067	12.419364	8.07%	0
2011	11.015043	11.492067	4.33%	717
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	51.961529	54.157259	4.23%	72
2019	46.055450	51.961529	12.82%	72
2018	50.122841	46.055450	-8.11%	72
2017	46.263388	50.122841	8.34%	73
2016	42.374863	46.263388	9.18%	73
2015	43.395401	42.374863	-2.35%	73
2014	42.694833	43.395401	1.64%	73
2013	47.381061	42.694833	-9.89%	73
2012	40.676240	47.381061	16.48%	73
2011	38.483287	40.676240	5.70%	73
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.924602	11.606487	-2.67%	0
2019	9.443809	11.924602	26.27%	0
2018	10.383174	9.443809	-9.05%	0
2017	9.342310	10.383174	11.14%	0
2016	8.228643	9.342310	13.53%	0
2015*	10.000000	8.228643	-17.71%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.900055	21.796712	9.53%	0
2019	17.111223	19.900055	16.30%	0
2018	18.534535	17.111223	-7.68%	0
2017	16.164575	18.534535	14.66%	0
2016	15.504019	16.164575	4.26%	0
2015	16.772964	15.504019	-7.57%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.319804	34.782819	49.16%	546
2019	17.735731	23.319804	31.48%	611
2018	21.499887	17.735731	-17.51%	588
2017	17.309957	21.499887	24.21%	793
2016	17.908462	17.309957	-3.34%	794
2015	18.224700	17.908462	-1.74%	900
2014	18.643348	18.224700	-2.25%	874
2013	15.556096	18.643348	19.85%	0
2012	13.590227	15.556096	14.47%	0
2011	15.176699	13.590227	-10.45%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.255676	22.402264	10.60%	2,413
2019	16.982646	20.255676	19.27%	2,457
2018	18.100041	16.982646	-6.17%	2,239
2017	15.828675	18.100041	14.35%	2,278
2016	14.705080	15.828675	7.64%	2,278
2015	14.746106	14.705080	-0.28%	2,156
2014	14.222958	14.746106	3.68%	2,262
2013	11.682668	14.222958	21.74%	2,571
2012	10.224031	11.682668	14.27%	3,787
2011	10.257868	10.224031	-0.33%	3,778
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.664015	13.656971	7.84%	1,801
2019	11.767250	12.664015	7.62%	1,579
2018	12.046327	11.767250	-2.32%	1,384
2017	11.818807	12.046327	1.93%	17
2016	11.658989	11.818807	1.37%	89
2015	11.833908	11.658989	-1.48%	224
2014	11.415393	11.833908	3.67%	691
2013	11.865284	11.415393	-3.79%	671
2012	11.447284	11.865284	3.65%	662
2011	10.964216	11.447284	4.41%	2,693

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.995472	32.070744	28.31%	365
2019	18.780289	24.995472	33.09%	548
2018	20.997902	18.780289	-10.56%	2,008
2017	16.235323	20.997902	29.33%	2,843
2016	16.409556	16.235323	-1.06%	3,106
2015	15.596771	16.409556	5.21%	3,319
2014	15.509504	15.596771	0.56%	3,597
2013	12.208952	15.509504	27.03%	3,422
2012	10.127105	12.208952	20.56%	5,398
2011	11.307734	10.127105	-10.44%	5,992
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.890251	40.228763	49.60%	8,035
2019	20.900653	26.890251	28.66%	10,297
2018	21.306564	20.900653	-1.91%	18,285
2017	16.882600	21.306564	26.20%	22,456
2016	15.674978	16.882600	7.70%	24,250
2015	14.914799	15.674978	5.10%	33,231
2014	13.976162	14.914799	6.72%	37,338
2013	10.919651	13.976162	27.99%	38,642
2012	9.419098	10.919651	15.93%	37,722
2011	10.007247	9.419098	-5.88%	51,921
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.390402	23.885515	11.66%	633
2019	17.236957	21.390402	24.10%	573
2018	17.846319	17.236957	-3.41%	1,022
2017	14.821641	17.846319	20.41%	1,052
2016	13.510758	14.821641	9.70%	996
2015	13.534704	13.510758	-0.18%	1,267
2014	12.434315	13.534704	8.85%	1,705
2013	9.469669	12.434315	31.31%	1,667
2012	8.192020	9.469669	15.60%	1,564
2011	8.485198	8.192020	-3.46%	1,250
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.364886	21.954396	2.76%	525
2019	19.818272	21.364886	7.80%	684
2018	20.552466	19.818272	-3.57%	666
2017	19.572672	20.552466	5.01%	864
2016	18.242369	19.572672	7.29%	1,027
2015	19.023112	18.242369	-4.10%	1,059
2014	18.543732	19.023112	2.59%	1,127
2013	18.992008	18.543732	-2.36%	851
2012	17.134094	18.992008	10.84%	989
2011	16.438470	17.134094	4.23%	1,831

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	32.040221	34.915860	8.98%	3,023
2019	25.092102	32.040221	27.69%	3,031
2018	25.412272	25.092102	-1.26%	3,040
2017	21.351048	25.412272	19.02%	3,023
2016	19.409969	21.351048	10.00%	3,296
2015	19.473511	19.409969	-0.33%	4,806
2014	17.583937	19.473511	10.75%	4,796
2013	13.582138	17.583937	29.46%	6,487
2012	12.042666	13.582138	12.78%	6,486
2011	12.130640	12.042666	-0.73%	6,399
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	28.771622	29.443071	2.33%	930
2019	22.885484	28.771622	25.72%	1,093
2018	24.990150	22.885484	-8.42%	1,108
2017	21.446104	24.990150	16.53%	1,381
2016	18.421715	21.446104	16.42%	1,910
2015	19.908964	18.421715	-7.47%	2,000
2014	18.467794	19.908964	7.80%	2,394
2013	13.787567	18.467794	33.95%	3,017
2012	11.786225	13.787567	16.98%	8,152
2011	12.219243	11.786225	-3.54%	4,960
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.111478	13.699898	13.11%	0
2019	10.670122	12.111478	13.51%	0
2018	11.806034	10.670122	-9.62%	0
2017	10.094294	11.806034	16.96%	0
2016*	10.000000	10.094294	0.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.075130	18.979434	11.15%	71
2019	13.949029	17.075130	22.41%	71
2018	15.827321	13.949029	-11.87%	0
2017	13.378341	15.827321	18.31%	0
2016	12.501630	13.378341	7.01%	0
2015	12.885875	12.501630	-2.98%	0
2014	12.487438	12.885875	3.19%	0
2013	9.766700	12.487438	27.86%	408
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.323325	16.596548	8.31%	100
2019	13.356334	15.323325	14.73%	177
2018	14.425574	13.356334	-7.41%	177
2017	13.036575	14.425574	10.65%	682
2016	12.441203	13.036575	4.79%	733
2015	12.733574	12.441203	-2.30%	727
2014	12.363447	12.733574	2.99%	692
2013	10.919428	12.363447	13.22%	893
2012	9.956667	10.919428	9.67%	28
2011	10.219895	9.956667	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.502322	18.164703	10.07%	0
2019	13.898167	16.502322	18.74%	0
2018	15.325623	13.898167	-9.31%	0
2017	13.400962	15.325623	14.36%	0
2016	12.644349	13.400962	5.98%	0
2015	12.976824	12.644349	-2.56%	0
2014	12.551484	12.976824	3.39%	0
2013	10.483128	12.551484	19.73%	0
2012	9.341674	10.483128	12.22%	0
2011	9.797479	9.341674	-4.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.420329	14.258837	6.25%	754
2019	12.279880	13.420329	9.29%	20
2018	12.768814	12.279880	-3.83%	20
2017	12.157004	12.768814	5.03%	20
2016	11.767640	12.157004	3.31%	20
2015	12.004692	11.767640	-1.97%	20
2014	11.764140	12.004692	2.04%	39
2013	11.353027	11.764140	3.62%	1,602
2012	10.695079	11.353027	6.15%	1,761
2011	10.679483	10.695079	0.15%	1,680
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.605033	13.075035	3.73%	0
2019	11.211489	12.605033	12.43%	0
2018	12.210446	11.211489	-8.18%	0
2017	10.773745	12.210446	13.34%	0
2016	10.335449	10.773745	4.24%	0
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.113284	13.902368	6.02%	0
2019	11.505640	13.113284	13.97%	0
2018	12.538999	11.505640	-8.24%	0
2017	10.779491	12.538999	16.32%	0
2016	10.277121	10.779491	4.89%	0
2015	10.940757	10.277121	-6.07%	0
2014	10.968090	10.940757	-0.25%	0
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.964682	17.450360	9.31%	97
2019	13.683889	15.964682	16.67%	0
2018	14.915027	13.683889	-8.25%	0
2017	13.252104	14.915027	12.55%	0
2016	12.572145	13.252104	5.41%	1,381
2015	12.868444	12.572145	-2.30%	1,458
2014	12.461811	12.868444	3.26%	2,244
2013	10.712256	12.461811	16.33%	2,294
2012	9.653974	10.712256	10.96%	1,978
2011	10.009410	9.653974	-3.55%	1,993
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.773629	18.594720	10.86%	153
2019	13.896593	16.773629	20.70%	144
2018	15.551399	13.896593	-10.64%	145
2017	13.337667	15.551399	16.60%	146
2016	12.553092	13.337667	6.25%	147
2015	12.906591	12.553092	-2.74%	72
2014	12.499753	12.906591	3.25%	698
2013	10.185291	12.499753	22.72%	475
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.785503	15.922800	7.69%	0
2019	13.099262	14.785503	12.87%	0
2018	13.929486	13.099262	-5.96%	0
2017	12.836374	13.929486	8.52%	0
2016	12.262919	12.836374	4.68%	0
2015	12.551838	12.262919	-2.30%	0
2014	12.212196	12.551838	2.78%	0
2013	11.117335	12.212196	9.85%	128
2012	10.230827	11.117335	8.67%	115
2011	10.388154	10.230827	-1.51%	98

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.832381	16.444285	3.86%	540
2019	14.253069	15.832381	11.08%	484
2018	17.120678	14.253069	-16.75%	444
2017	14.127324	17.120678	21.19%	366
2016	14.147870	14.127324	-0.15%	329
2015	14.908856	14.147870	-5.10%	440
2014	16.436669	14.908856	-9.30%	412
2013	13.859670	16.436669	18.59%	502
2012	11.738872	13.859670	18.07%	581
2011	13.574005	11.738872	-13.52%	638
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.751194	17.51%	222
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.021915	14.817574	5.67%	34
2019	13.033764	14.021915	7.58%	34
2018	13.255223	13.033764	-1.67%	34
2017	12.857247	13.255223	3.10%	272
2016	12.358829	12.857247	4.03%	301
2015	12.606058	12.358829	-1.96%	406
2014	12.151350	12.606058	3.74%	406
2013	12.544963	12.151350	-3.14%	348
2012	11.789974	12.544963	6.40%	348
2011	11.200187	11.789974	5.27%	348
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.511157	15.625183	7.68%	0
2019	13.408466	14.511157	8.22%	0
2018	13.779404	13.408466	-2.69%	0
2017	13.446822	13.779404	2.47%	0
2016	13.177005	13.446822	2.05%	0
2015	13.413184	13.177005	-1.76%	0
2014	12.950768	13.413184	3.57%	0
2013	13.389013	12.950768	-3.27%	0
2012	12.657925	13.389013	5.78%	0
2011	12.086780	12.657925	4.73%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.628632	10.888540	2.45%	0
2019	10.098122	10.628632	5.25%	0
2018*	10.000000	10.098122	0.98%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.131586	29.236505	11.88%	348
2019	21.523636	26.131586	21.41%	1,370
2018	26.394860	21.523636	-18.46%	1,404
2017	18.888585	26.394860	39.74%	1,050
2016	17.756776	18.888585	6.37%	2,262
2015	21.405645	17.756776	-17.05%	2,468
2014	22.939802	21.405645	-6.69%	2,233
2013	23.058241	22.939802	-0.51%	29
2012	19.920861	23.058241	15.75%	29
2011	25.987329	19.920861	-23.34%	29
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.630713	27.879747	4.69%	191
2019	23.503270	26.630713	13.31%	189
2018	24.538337	23.503270	-4.22%	213
2017	23.275390	24.538337	5.43%	243
2016	20.646433	23.275390	12.73%	230
2015	21.467512	20.646433	-3.82%	205
2014	21.198613	21.467512	1.27%	540
2013	20.049030	21.198613	5.73%	6
2012	17.723460	20.049030	13.12%	6
2011	17.287312	17.723460	2.52%	263
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.261369	18.082450	4.76%	2,297
2019	16.448494	17.261369	4.94%	2,403
2018	16.665850	16.448494	-1.30%	2,429
2017	16.531661	16.665850	0.81%	3,341
2016	16.617105	16.531661	-0.51%	3,333
2015	16.845772	16.617105	-1.36%	2,634
2014	16.313625	16.845772	3.26%	2,726
2013	17.218431	16.313625	-5.25%	3,451
2012	16.919707	17.218431	1.77%	5,708
2011	15.974347	16.919707	5.92%	6,853
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.939339	10.828902	-1.01%	13,011
2019	10.883927	10.939339	0.51%	3,127
2018	10.871270	10.883927	0.12%	12,584
2017	10.962305	10.871270	-0.83%	6,322
2016	11.099837	10.962305	-1.24%	27,115
2015	11.240343	11.099837	-1.25%	7,893
2014	11.382626	11.240343	-1.25%	8,429
2013	11.526704	11.382626	-1.25%	8,065
2012	11.673013	11.526704	-1.25%	23,165
2011	11.820354	11.673013	-1.25%	8,797

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.500114	17.588956	6.60%	1,216
2019	14.026888	16.500114	17.63%	2,667
2018	16.620773	14.026888	-15.61%	2,843
2017	13.205275	16.620773	25.86%	2,215
2016	13.256784	13.205275	-0.39%	1,930
2015	13.847942	13.256784	-4.27%	3,469
2014	14.086405	13.847942	-1.69%	3,853
2013	12.105864	14.086405	16.36%	164
2012	10.604322	12.105864	14.16%	164
2011	11.900361	10.604322	-10.89%	165
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.919806	12.609713	5.79%	2,592
2019	9.959148	11.919806	19.69%	2,227
2018	11.745121	9.959148	-15.21%	1,906
2017	9.556250	11.745121	22.91%	3,830
2016	9.626545	9.556250	-0.73%	3,790
2015	9.885699	9.626545	-2.62%	3,776
2014	10.671140	9.885699	-7.36%	3,705
2013	8.929890	10.671140	19.50%	3,912
2012	7.649968	8.929890	16.73%	947
2011	8.888768	7.649968	-13.94%	1,398
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.495476	29.517620	11.41%	5,699
2019	21.684649	26.495476	22.19%	5,975
2018	24.094166	21.684649	-10.00%	7,211
2017	20.601543	24.094166	16.95%	10,621
2016	19.057304	20.601543	8.10%	11,311
2015	19.493101	19.057304	-2.24%	11,740
2014	18.802482	19.493101	3.67%	10,997
2013	14.963314	18.802482	25.66%	11,930
2012	13.073974	14.963314	14.45%	11,447
2011	13.780903	13.073974	-5.13%	11,076
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.937824	20.460178	8.04%	0
2019	16.626792	18.937824	13.90%	0
2018	17.696609	16.626792	-6.05%	0
2017	16.125138	17.696609	9.75%	0
2016	15.360583	16.125138	4.98%	0
2015	15.582083	15.360583	-1.42%	0
2014	15.087523	15.582083	3.28%	0
2013	13.470237	15.087523	12.01%	0
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.069979	25.428585	10.22%	0
2019	19.477993	23.069979	18.44%	0
2018	21.090608	19.477993	-7.65%	428
2017	18.602127	21.090608	13.38%	428
2016	17.483834	18.602127	6.40%	429
2015	17.799825	17.483834	-1.78%	429
2014	17.132214	17.799825	3.90%	429
2013	14.518698	17.132214	18.00%	430
2012	13.098350	14.518698	10.84%	430
2011	13.389091	13.098350	-2.17%	420
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.921995	16.778800	5.38%	325
2019	14.720266	15.921995	8.16%	322
2018	15.181401	14.720266	-3.04%	290
2017	14.546418	15.181401	4.37%	254
2016	14.127681	14.546418	2.96%	469
2015	14.268726	14.127681	-0.99%	773
2014	13.908266	14.268726	2.59%	841
2013	13.435167	13.908266	3.52%	1,184
2012	12.936126	13.435167	3.86%	1,625
2011	12.726522	12.936126	1.65%	1,551
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.601822	13.011783	3.25%	0
2019	11.293388	12.601822	11.59%	0
2018	12.118886	11.293388	-6.81%	0
2017	10.761871	12.118886	12.61%	0
2016	10.309298	10.761871	4.39%	0
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.195435	13.855054	5.00%	0
2019	11.594500	13.195435	13.81%	0
2018	12.498795	11.594500	-7.24%	0
2017	10.821004	12.498795	15.50%	0
2016	10.245467	10.821004	5.62%	0
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.956062	23.924498	8.97%	7,873
2019	18.883159	21.956062	16.27%	9,777
2018	20.275136	18.883159	-6.87%	11,720
2017	18.180855	20.275136	11.52%	12,802
2016	17.182993	18.180855	5.81%	15,592
2015	17.458928	17.182993	-1.58%	16,342
2014	16.809029	17.458928	3.87%	16,335
2013	14.595000	16.809029	15.17%	13,453
2012	13.338062	14.595000	9.42%	11,057
2011	13.512010	13.338062	-1.29%	15,206
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.924969	27.647914	10.92%	16,272
2019	20.718093	24.924969	20.31%	17,599
2018	22.738761	20.718093	-8.89%	20,106
2017	19.734348	22.738761	15.22%	19,398
2016	18.421092	19.734348	7.13%	23,120
2015	18.791414	18.421092	-1.97%	23,105
2014	18.130547	18.791414	3.65%	23,754
2013	15.002751	18.130547	20.85%	31,794
2012	13.355371	15.002751	12.33%	42,105
2011	13.817929	13.355371	-3.35%	39,154
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.106773	20.481632	7.20%	2,654
2019	17.049781	19.106773	12.06%	2,657
2018	17.936146	17.049781	-4.94%	13,030
2017	16.630659	17.936146	7.85%	14,001
2016	15.932009	16.630659	4.39%	14,264
2015	16.138611	15.932009	-1.28%	15,673
2014	15.603383	16.138611	3.43%	15,888
2013	14.300081	15.603383	9.11%	16,214
2012	13.403862	14.300081	6.69%	5,552
2011	13.298880	13.403862	0.79%	4,929
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.477141	11.083302	5.79%	0
2019*	10.000000	10.477141	4.77%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.778109	12.320786	14.31%	0
2019*	10.000000	10.778109	7.78%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.113732	30.978046	28.47%	926
2019	18.707577	24.113732	28.90%	919
2018	19.547176	18.707577	-4.30%	911
2017	15.202182	19.547176	28.58%	928
2016	15.064202	15.202182	0.92%	1,015
2015	14.748378	15.064202	2.14%	1,137
2014	13.523743	14.748378	9.06%	1,154
2013	10.163854	13.523743	33.06%	3,649
2012	8.846061	10.163854	14.90%	3,679
2011	9.225932	8.846061	-4.12%	5,175
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.193120	13.952123	5.75%	0
2019	11.229819	13.193120	17.48%	0
2018	11.948737	11.229819	-6.02%	0
2017	10.292866	11.948737	16.09%	0
2016	9.602068	10.292866	7.19%	0
2015	9.947130	9.602068	-3.47%	0
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.181014	16.037819	5.64%	0
2019	12.602734	15.181014	20.46%	0
2018	13.100483	12.602734	-3.80%	0
2017	10.900752	13.100483	20.18%	0
2016	10.030770	10.900752	8.67%	0
2015	10.143385	10.030770	-1.11%	0
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.396255	47.429850	17.41%	7,861
2019	29.725887	40.396255	35.90%	10,232
2018	30.492394	29.725887	-2.51%	16,169
2017	24.253073	30.492394	25.73%	17,413
2016	23.698425	24.253073	2.34%	18,790
2015	22.835403	23.698425	3.78%	24,687
2014	21.254134	22.835403	7.44%	27,489
2013	15.744370	21.254134	35.00%	32,738
2012	13.433936	15.744370	17.20%	42,172
2011	13.914433	13.433936	-3.45%	56,600

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.950592	31.019975	0.22%	978
2019	24.688055	30.950592	25.37%	1,432
2018	27.580738	24.688055	-10.49%	2,281
2017	25.699351	27.580738	7.32%	2,315
2016	21.607502	25.699351	18.94%	5,415
2015	22.858332	21.607502	-5.47%	3,217
2014	20.463168	22.858332	11.70%	3,457
2013	15.710602	20.463168	30.25%	4,036
2012	13.875428	15.710602	13.23%	4,231
2011	13.960429	13.875428	-0.61%	6,766
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.810133	18.10%	566
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.805553	18.06%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	62.503337	69.816861	11.70%	639
2019	50.373082	62.503337	24.08%	1,062
2018	57.568006	50.373082	-12.50%	1,076
2017	50.349868	57.568006	14.34%	771
2016	42.385692	50.349868	18.79%	813
2015	44.038263	42.385692	-3.75%	855
2014	40.756306	44.038263	8.05%	812
2013	31.020387	40.756306	31.39%	2,639
2012	26.741414	31.020387	16.00%	3,098
2011	27.786191	26.741414	-3.76%	3,973
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.978757	22.431786	-2.38%	2,284
2019	18.789141	22.978757	22.30%	2,258
2018	21.910773	18.789141	-14.25%	2,335
2017	19.490129	21.910773	12.42%	2,295
2016	16.783344	19.490129	16.13%	3,009
2015	17.500807	16.783344	-4.10%	3,203
2014	15.144711	17.500807	15.56%	3,187
2013	11.303532	15.144711	33.98%	3,250
2012	9.838731	11.303532	14.89%	3,960
2011	10.199792	9.838731	-3.54%	4,385

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	35.853538	49.882201	39.13%	885
2019	26.753139	35.853538	34.02%	951
2018	29.430510	26.753139	-9.10%	965
2017	23.855818	29.430510	23.37%	993
2016	22.304585	23.855818	6.95%	1,012
2015	22.417427	22.304585	-0.50%	1,033
2014	22.080401	22.417427	1.53%	1,059
2013	15.496411	22.080401	42.49%	1,076
2012	13.834035	15.496411	12.02%	1,108
2011	14.100206	13.834035	-1.89%	1,511
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	63.152208	65.575935	3.84%	646
2019	53.740524	63.152208	17.51%	608
2018	65.535134	53.740524	-18.00%	737
2017	60.847575	65.535134	7.70%	1,140
2016	48.927462	60.847575	24.36%	1,221
2015	52.722019	48.927462	-7.20%	1,144
2014	49.886320	52.722019	5.68%	1,049
2013	35.981005	49.886320	38.65%	1,014
2012	30.252307	35.981005	18.94%	820
2011	32.270762	30.252307	-6.25%	1,019
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	58.583999	70.977938	21.16%	494
2019	47.215613	58.583999	24.08%	567
2018	54.731640	47.215613	-13.73%	770
2017	48.835727	54.731640	12.07%	783
2016	40.259946	48.835727	21.30%	1,220
2015	41.447329	40.259946	-2.86%	1,203
2014	41.632625	41.447329	-0.45%	1,235
2013	29.920035	41.632625	39.15%	2,260
2012	26.232865	29.920035	14.06%	2,321
2011	28.127878	26.232865	-6.74%	2,912
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.457213	24.060094	12.13%	3,058
2019	16.966115	21.457213	26.47%	4,067
2018	18.041900	16.966115	-5.96%	12,330
2017	14.632721	18.041900	23.30%	15,352
2016	13.043254	14.632721	12.19%	11,328
2015	13.352528	13.043254	-2.32%	14,125
2014	12.684429	13.352528	5.27%	14,535
2013	8.931281	12.684429	42.02%	26,102
2012	7.734260	8.931281	15.48%	20,414
2011	8.861580	7.734260	-12.72%	26,298

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.099683	18.028949	11.98%	0
2019	12.728489	16.099683	26.49%	0
2018	13.570029	12.728489	-6.20%	0
2017	11.014189	13.570029	23.20%	0
2016*	10.000000	11.014189	10.14%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.206450	24.858696	11.94%	450
2019	17.846184	22.206450	24.43%	423
2018	19.184259	17.846184	-6.97%	401
2017	16.377215	19.184259	17.14%	348
2016	15.061002	16.377215	8.74%	324
2015	15.301201	15.061002	-1.57%	496
2014	14.009506	15.301201	9.22%	475
2013	10.223501	14.009506	37.03%	772
2012	9.285484	10.223501	10.10%	651
2011	9.711597	9.285484	-4.39%	715
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.479296	17.265361	-6.57%	1,074
2019	14.317412	18.479296	29.07%	2,413
2018	15.091630	14.317412	-5.13%	3,057
2017	14.349812	15.091630	5.17%	4,034
2016	13.536237	14.349812	6.01%	4,281
2015	14.483529	13.536237	-6.54%	7,998
2014	11.379761	14.483529	27.27%	8,313
2013	11.183243	11.379761	1.76%	9,918
2012	9.781032	11.183243	14.34%	8,891
2011	9.299999	9.781032	5.17%	13,823
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.299417	32.99%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.819258	24.229051	16.38%	2,320
2019	16.113458	20.819258	29.20%	4,451
2018	17.154565	16.113458	-6.07%	4,374
2017	14.329700	17.154565	19.71%	2,021
2016	13.026127	14.329700	10.01%	2,010
2015	13.067803	13.026127	-0.32%	2,398
2014	11.702809	13.067803	11.66%	1,636
2013*	10.000000	11.702809	17.03%	806

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.819448	10.986782	1.55%	0
2019	10.526176	10.819448	2.79%	0
2018	10.573416	10.526176	-0.45%	400
2017	10.540432	10.573416	0.31%	400
2016	10.414002	10.540432	1.21%	651
2015	10.581916	10.414002	-1.59%	506
2014	10.663192	10.581916	-0.76%	577
2013	10.786788	10.663192	-1.15%	939
2012	10.551870	10.786788	2.23%	417
2011	10.548150	10.551870	0.04%	400
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.729001	20.889522	17.83%	0
2019	14.367310	17.729001	23.40%	557
2018	16.411881	14.367310	-12.46%	557
2017	14.554989	16.411881	12.76%	0
2016	12.193783	14.554989	19.36%	0
2015	12.981900	12.193783	-6.07%	0
2014	12.573928	12.981900	3.24%	0
2013*	10.000000	12.573928	25.74%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.133179	38.345035	58.89%	3,437
2019	17.805393	24.133179	35.54%	3,548
2018	19.358330	17.805393	-8.02%	3,564
2017	15.346009	19.358330	26.15%	3,541
2016	14.596041	15.346009	5.14%	5,350
2015	14.808208	14.596041	-1.43%	5,564
2014	14.414054	14.808208	2.73%	5,844
2013	10.505185	14.414054	37.21%	7,171
2012	9.258570	10.505185	13.46%	7,463
2011	9.789588	9.258570	-5.42%	14,647
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.633549	20.189066	37.96%	959
2019	11.185561	14.633549	30.83%	759
2018	12.123006	11.185561	-7.73%	604
2017	9.855278	12.123006	23.01%	402
2016	9.580960	9.855278	2.86%	321
2015*	10.000000	9.580960	-4.19%	321

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.745526	10.978124	2.16%	0
2019	10.494628	10.745526	2.39%	0
2018	10.520795	10.494628	-0.25%	0
2017	10.559498	10.520795	-0.37%	0
2016	10.564003	10.559498	-0.04%	0
2015	10.678094	10.564003	-1.07%	0
2014	10.747713	10.678094	-0.65%	752
2013	10.817032	10.747713	-0.64%	800
2012	10.472043	10.817032	3.29%	802
2011	10.573700	10.472043	-0.96%	428
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.377598	37.046861	18.07%	0
2019	25.241091	31.377598	24.31%	0
2018	27.114967	25.241091	-6.91%	380
2017	23.184449	27.114967	16.95%	380
2016	21.369626	23.184449	8.49%	380
2015	21.740924	21.369626	-1.71%	380
2014	19.945418	21.740924	9.00%	380
2013	14.678284	19.945418	35.88%	380
2012	13.393928	14.678284	9.59%	380
2011	13.994219	13.393928	-4.29%	380
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.021154	12.809628	6.56%	855
2019	10.893968	12.021154	10.35%	852
2018	11.668187	10.893968	-6.64%	824
2017	10.421269	11.668187	11.97%	805
2016	9.346630	10.421269	11.50%	780
2015	10.422561	9.346630	-10.32%	742
2014	10.506702	10.422561	-0.80%	1,102
2013	10.628082	10.506702	-1.14%	1,000
2012*	10.000000	10.628082	6.28%	937
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.066344	12.699530	5.25%	0
2019	10.657489	12.066344	13.22%	0
2018	11.340356	10.657489	-6.02%	0
2017	10.460459	11.340356	8.41%	0
2016	9.356257	10.460459	11.80%	0
2015	9.704225	9.356257	-3.59%	0
2014*	10.000000	9.704225	-2.96%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.164776	13.293541	9.28%	0
2019	11.521731	12.164776	5.58%	0
2018	12.163873	11.521731	-5.28%	0
2017	11.123363	12.163873	9.35%	0
2016	10.945971	11.123363	1.62%	0
2015	11.941366	10.945971	-8.34%	0
2014	12.056240	11.941366	-0.95%	0
2013	13.066955	12.056240	-7.73%	0
2012	12.574831	13.066955	3.91%	0
2011	11.745076	12.574831	7.06%	195
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.680272	11.867567	1.60%	333
2019	11.381531	11.680272	2.62%	315
2018	11.499129	11.381531	-1.02%	301
2017	11.500269	11.499129	-0.01%	530
2016	11.495418	11.500269	0.04%	535
2015	11.616677	11.495418	-1.04%	602
2014	11.676359	11.616677	-0.51%	584
2013	11.851685	11.676359	-1.48%	848
2012	11.349481	11.851685	4.42%	541
2011	11.378072	11.349481	-0.25%	753
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.482796	15.977351	10.32%	0
2019	13.525248	14.482796	7.08%	0
2018	14.007393	13.525248	-3.44%	0
2017	13.683138	14.007393	2.37%	0
2016	13.172625	13.683138	3.88%	0
2015	13.710172	13.172625	-3.92%	0
2014	13.467400	13.710172	1.80%	0
2013	15.022549	13.467400	-10.35%	0
2012	13.988559	15.022549	7.39%	0
2011	12.684960	13.988559	10.28%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.382631	10.472301	0.86%	0
2019	10.238011	10.382631	1.41%	0
2018	10.222437	10.238011	0.15%	0
2017	10.118237	10.222437	1.03%	0
2016*	10.000000	10.118237	1.18%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.758790	17.978959	7.28%	0
2019	15.662344	16.758790	7.00%	0
2018	15.947122	15.662344	-1.79%	0
2017	15.390958	15.947122	3.61%	0
2016	15.177618	15.390958	1.41%	0
2015	15.303090	15.177618	-0.82%	0
2014	14.862050	15.303090	2.97%	0
2013	15.350365	14.862050	-3.18%	0
2012	14.183527	15.350365	8.23%	0
2011	13.862866	14.183527	2.31%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.731660	12.573350	7.17%	251
2019	10.975021	11.731660	6.89%	3,026
2018	11.185729	10.975021	-1.88%	3,011
2017	10.806383	11.185729	3.51%	433
2016	10.667199	10.806383	1.30%	443
2015	10.766092	10.667199	-0.92%	547
2014	10.466187	10.766092	2.87%	559
2013	10.820820	10.466187	-3.28%	1,220
2012	10.007389	10.820820	8.13%	874
2011*	10.000000	10.007389	0.07%	304
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2020	12.138301	13.436370	10.69%	0
2019	9.821531	12.138301	23.59%	0
2018	12.296994	9.821531	-20.13%	0
2017	9.837380	12.296994	25.00%	0
2016*	10.000000	9.837380	-1.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2020	18.731179	20.734305	10.69%	0
2019	15.156074	18.731179	23.59%	0
2018	18.976075	15.156074	-20.13%	0
2017	15.180523	18.976075	25.00%	0
2016	15.758775	15.180523	-3.67%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.508413	35.08%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - NQ
2020*	10.000000	12.906874	29.07%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q
2020*	10.000000	13.653736	36.54%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.974665	18.305967	22.25%	0
2019	12.684318	14.974665	18.06%	0
2018	14.123297	12.684318	-10.19%	0
2017	13.596589	14.123297	3.87%	0
2016	11.501140	13.596589	18.22%	0
2015	13.304194	11.501140	-13.55%	0
2014	13.972611	13.304194	-4.78%	0
2013	11.695065	13.972611	19.47%	0
2012	11.006432	11.695065	6.26%	0
2011	12.679958	11.006432	-13.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.616456	56.954296	27.65%	1,598
2019	35.124948	44.616456	27.02%	1,947
2018	35.269693	35.124948	-0.41%	1,803
2017	28.054150	35.269693	25.72%	3,634
2016	31.817793	28.054150	-11.83%	3,452
2015	28.648034	31.817793	11.06%	7,315
2014	22.107656	28.648034	29.58%	6,451
2013	14.874074	22.107656	48.63%	2,576
2012	11.498337	14.874074	29.36%	1,938
2011	10.548103	11.498337	9.01%	1,976
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	67.499652	78.153658	15.78%	0
2019	52.340104	67.499652	28.96%	0
2018	69.277309	52.340104	-24.45%	0
2017	46.447195	69.277309	49.15%	0
2016	46.985307	46.447195	-1.15%	0
2015	55.320979	46.985307	-15.07%	0
2014	56.254685	55.320979	-1.66%	0
2013	50.853950	56.254685	10.62%	0
2012	39.673191	50.853950	28.18%	0
2011	54.098716	39.673191	-26.67%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.852122	6.867001	17.34%	33
2019	5.312797	5.852122	10.15%	33
2018	7.516962	5.312797	-29.32%	33
2017	7.764929	7.516962	-3.19%	3,362
2016	5.482729	7.764929	41.63%	3,440
2015	8.365087	5.482729	-34.46%	3,226
2014	10.503060	8.365087	-20.36%	2,427
2013	9.643196	10.503060	8.92%	1,815
2012*	10.000000	9.643196	-3.57%	291

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	30.060697	35.358341	17.62%	0
2019	27.211520	30.060697	10.47%	0
2018	38.423149	27.211520	-29.18%	0
2017	39.580265	38.423149	-2.92%	631
2016	27.889385	39.580265	41.92%	631
2015	42.436679	27.889385	-34.28%	686
2014	53.122674	42.436679	-20.12%	686
2013	48.668394	53.122674	9.15%	729
2012	47.671725	48.668394	2.09%	865
2011	57.779398	47.671725	-17.49%	42
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.798159	10.497956	-2.78%	0
2019*	10.000000	10.798159	7.98%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.976626	57.614610	55.81%	0
2019	29.996727	36.976626	23.27%	0
2018	29.986049	29.996727	0.04%	1,381
2017	24.125964	29.986049	24.29%	0
2016	22.674023	24.125964	6.40%	0
2015	23.642553	22.674023	-4.10%	0
2014	24.400000	23.642553	-3.10%	0
2013	16.447217	24.400000	48.35%	0
2012	15.440558	16.447217	6.52%	0
2011	16.388970	15.440558	-5.79%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.459055	13.929791	3.50%	0
2019	11.832901	13.459055	13.74%	0
2018	12.940400	11.832901	-8.56%	0
2017	11.467817	12.940400	12.84%	0
2016	11.240100	11.467817	2.03%	0
2015	11.538145	11.240100	-2.58%	0
2014	11.218186	11.538145	2.85%	0
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.828448	8.906325	0.88%	0
2019	7.658845	8.828448	15.27%	0
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.229428	21.593201	1.71%	0
2019	17.938809	21.229428	18.34%	0
2018	21.458639	17.938809	-16.40%	0
2017	19.264934	21.458639	11.39%	0
2016	15.640341	19.264934	23.17%	0
2015	16.803131	15.640341	-6.92%	0
2014	15.626494	16.803131	7.53%	0
2013	11.503040	15.626494	35.85%	0
2012	9.837919	11.503040	16.93%	0
2011	10.907709	9.837919	-9.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.336690	15.502325	8.13%	6
2019	13.338102	14.336690	7.49%	167
2018	13.906745	13.338102	-4.09%	346
2017	13.590405	13.906745	2.33%	745
2016	13.190196	13.590405	3.03%	802
2015	13.702115	13.190196	-3.74%	1,082
2014	13.439128	13.702115	1.96%	1,090
2013	14.877682	13.439128	-9.67%	1,051
2012	14.037333	14.877682	5.99%	1,999
2011	12.726928	14.037333	10.30%	983
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	31.275103	34.513706	10.36%	106
2019	25.564460	31.275103	22.34%	106
2018	27.813163	25.564460	-8.09%	107
2017	23.387233	27.813163	18.92%	107
2016	20.879140	23.387233	12.01%	107
2015	22.413965	20.879140	-6.85%	350
2014	20.185314	22.413965	11.04%	351
2013	15.057322	20.185314	34.06%	351
2012	13.295726	15.057322	13.25%	352
2011	13.063929	13.295726	1.77%	353

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	21.371838	26.553163	24.24%	0
2019	16.861237	21.371838	26.75%	0
2018	20.151973	16.861237	-16.33%	0
2017	15.560621	20.151973	29.51%	0
2016	16.682284	15.560621	-6.72%	0
2015	16.774827	16.682284	-0.55%	0
2014	17.986249	16.774827	-6.74%	0
2013	14.886820	17.986249	20.82%	0
2012	12.448936	14.886820	19.58%	0
2011	14.339445	12.448936	-13.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.462633	28.432680	-0.11%	24
2019	22.328635	28.462633	27.47%	24
2018	25.956113	22.328635	-13.98%	24
2017	23.543744	25.956113	10.25%	25
2016	19.415521	23.543744	21.26%	25
2015	19.957197	19.415521	-2.71%	25
2014	17.367728	19.957197	14.91%	25
2013	13.523682	17.367728	28.42%	25
2012	11.778949	13.523682	14.81%	29
2011	12.017122	11.778949	-1.98%	29
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	43.842885	43.695735	-0.34%	0
2019	34.967209	43.842885	25.38%	0
2018	38.999077	34.967209	-10.34%	0
2017	36.333042	38.999077	7.34%	0
2016	30.552978	36.333042	18.92%	0
2015	32.206397	30.552978	-5.13%	0
2014	28.856164	32.206397	11.61%	0
2013	22.194522	28.856164	30.01%	0
2012	19.626787	22.194522	13.08%	0
2011	19.685054	19.626787	-0.30%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.058450	30.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.790902	12.453680	5.62%	0
2019	10.400441	11.790902	13.37%	0
2018	10.851641	10.400441	-4.16%	0
2017	10.267397	10.851641	5.69%	0
2016	9.220316	10.267397	11.36%	0
2015*	10.000000	9.220316	-7.80%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.651639	11.411337	7.13%	0
2019	9.887506	10.651639	7.73%	0
2018	10.091257	9.887506	-2.02%	0
2017	9.906199	10.091257	1.87%	0
2016	9.795436	9.906199	1.13%	0
2015*	10.000000	9.795436	-2.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.788698	15.117580	2.22%	0
2019	11.755348	14.788698	25.80%	0
2018	12.865168	11.755348	-8.63%	0
2017	11.189017	12.865168	14.98%	0
2016	9.767409	11.189017	14.55%	0
2015*	10.000000	9.767409	-2.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.270493	21.767413	19.14%	0
2019	15.719984	18.270493	16.22%	0
2018	17.234356	15.719984	-8.79%	0
2017	15.355712	17.234356	12.23%	0
2016	14.987145	15.355712	2.46%	0
2015	15.338093	14.987145	-2.29%	0
2014	15.245537	15.338093	0.61%	1,188
2013	13.500145	15.245537	12.93%	1,189
2012	12.438632	13.500145	8.53%	1,190
2011	13.078195	12.438632	-4.89%	1,191
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.316638	14.174703	6.44%	0
2019	11.256946	13.316638	18.30%	0
2018	13.528043	11.256946	-16.79%	0
2017	11.913823	13.528043	13.55%	0
2016	10.477534	11.913823	13.71%	0
2015	10.889543	10.477534	-3.78%	0
2014*	10.000000	10.889543	8.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.820481	39.115635	9.20%	279
2019	29.695973	35.820481	20.62%	278
2018	33.056317	29.695973	-10.17%	277
2017	29.794920	33.056317	10.95%	278
2016	24.009353	29.794920	24.10%	277
2015	24.905780	24.009353	-3.60%	279
2014	24.004434	24.905780	3.75%	282
2013	17.283516	24.004434	38.89%	281
2012	15.129971	17.283516	14.23%	284
2011	15.243060	15.129971	-0.74%	297

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	35.021308	40.790749	16.47%	1,150
2019	27.047936	35.021308	29.48%	1,557
2018	28.738321	27.047936	-5.88%	1,707
2017	23.955775	28.738321	19.96%	1,707
2016	21.726869	23.955775	10.26%	1,707
2015	21.772004	21.726869	-0.21%	1,708
2014	19.447990	21.772004	11.95%	1,708
2013	14.924177	19.447990	30.31%	1,860
2012	13.065050	14.924177	14.23%	1,861
2011	12.992814	13.065050	0.56%	3,116
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.639197	33.866431	22.53%	1,403
2019	20.842122	27.639197	32.61%	1,403
2018	22.090612	20.842122	-5.65%	1,403
2017	19.405191	22.090612	13.84%	1,403
2016	17.812340	19.405191	8.94%	1,403
2015	18.642529	17.812340	-4.45%	1,403
2014	16.648396	18.642529	11.98%	1,403
2013	12.555514	16.648396	32.60%	1,596
2012	11.360823	12.555514	10.52%	1,596
2011	11.407346	11.360823	-0.41%	1,397
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	34.265341	41.831723	22.08%	0
2019	25.508709	34.265341	34.33%	363
2018	27.747942	25.508709	-8.07%	363
2017	22.077879	27.747942	25.68%	620
2016	20.729432	22.077879	6.50%	611
2015	21.534043	20.729432	-3.74%	598
2014	20.184421	21.534043	6.69%	585
2013	16.886551	20.184421	19.53%	572
2012	15.493470	16.886551	8.99%	558
2011	14.399406	15.493470	7.60%	637
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.122430	11.670175	4.92%	0
2019	9.671027	11.122430	15.01%	0
2018	10.207291	9.671027	-5.25%	0
2017*	10.000000	10.207291	2.07%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.365219	16.766384	-3.45%	0
2019	13.775453	17.365219	26.06%	0
2018	16.805473	13.775453	-18.03%	0
2017	15.234886	16.805473	10.31%	0
2016	11.774721	15.234886	29.39%	0
2015	12.754025	11.774721	-7.68%	0
2014	12.234599	12.754025	4.25%	0
2013*	10.000000	12.234599	22.35%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.082897	11.157511	0.67%	0
2019	10.486551	11.082897	5.69%	0
2018	10.634566	10.486551	-1.39%	0
2017	10.415701	10.634566	2.10%	0
2016	9.686011	10.415701	7.53%	0
2015	9.911931	9.686011	-2.28%	0
2014*	10.000000	9.911931	-0.88%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.788913	21.117486	6.71%	64
2019	18.319538	19.788913	8.02%	163
2018	18.672872	18.319538	-1.89%	1,392
2017	18.184307	18.672872	2.69%	1,358
2016	17.744571	18.184307	2.48%	1,382
2015	18.022179	17.744571	-1.54%	1,354
2014	17.592262	18.022179	2.44%	2,172
2013	17.641392	17.592262	-0.28%	1,520
2012	16.290555	17.641392	8.29%	1,349
2011	16.137809	16.290555	0.95%	2,557
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.513588	13.581132	29.18%	0
2019	8.245047	10.513588	27.51%	0
2018*	10.000000	8.245047	-17.55%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.561607	19.481388	10.93%	0
2019	15.338821	17.561607	14.49%	0
2018	16.207182	15.338821	-5.36%	0
2017	14.532157	16.207182	11.53%	0
2016	13.984976	14.532157	3.91%	0
2015	14.213505	13.984976	-1.61%	0
2014	13.800471	14.213505	2.99%	0
2013	12.330797	13.800471	11.92%	0
2012	11.186414	12.330797	10.23%	0
2011	11.365735	11.186414	-1.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.317083	20.775612	13.42%	0
2019	15.464129	18.317083	18.45%	0
2018	16.665055	15.464129	-7.21%	0
2017	14.496261	16.665055	14.96%	0
2016	13.849789	14.496261	4.67%	0
2015	14.083822	13.849789	-1.66%	189
2014	13.633423	14.083822	3.30%	132
2013	11.912364	13.633423	14.45%	0
2012	10.663334	11.912364	11.71%	0
2011	10.926379	10.663334	-2.41%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.656267	22.651765	15.24%	0
2019	16.012293	19.656267	22.76%	0
2018	17.613097	16.012293	-9.09%	0
2017	14.769696	17.613097	19.25%	0
2016	14.047762	14.769696	5.14%	0
2015	14.280761	14.047762	-1.63%	0
2014	13.798089	14.280761	3.50%	0
2013	11.506275	13.798089	19.92%	0
2012	10.095206	11.506275	13.98%	0
2011	10.511308	10.095206	-3.96%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.817498	16.655566	20.54%	0
2019	11.279427	13.817498	22.50%	0
2018	11.959964	11.279427	-5.69%	0
2017	10.435271	11.959964	14.61%	0
2016*	10.000000	10.435271	4.35%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	49.076549	63.179042	28.74%	0
2019	37.826669	49.076549	29.74%	0
2018	40.986611	37.826669	-7.71%	0
2017	34.103069	40.986611	20.18%	0
2016	32.017795	34.103069	6.51%	0
2015	32.259553	32.017795	-0.75%	0
2014	29.230390	32.259553	10.36%	0
2013	22.581971	29.230390	29.44%	0
2012	19.671932	22.581971	14.79%	0
2011	20.470311	19.671932	-3.90%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.010601	14.153211	28.54%	0
2019*	10.000000	11.010601	10.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.440178	5.591169	-33.76%	0
2019	7.786399	8.440178	8.40%	0
2018	10.486948	7.786399	-25.75%	0
2017	10.927974	10.486948	-4.04%	0
2016	8.292869	10.927974	31.78%	0
2015	10.602192	8.292869	-21.78%	0
2014	12.313942	10.602192	-13.90%	0
2013	10.049567	12.313942	22.53%	119
2012	9.721966	10.049567	3.37%	149
2011	10.390003	9.721966	-6.43%	226

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	31.961398	33.610773	5.16%	909
2019	25.432871	31.961398	25.67%	961
2018	28.133049	25.432871	-9.60%	1,475
2017	25.267193	28.133049	11.34%	1,527
2016	21.711998	25.267193	16.37%	1,508
2015	22.935748	21.711998	-5.34%	1,456
2014	21.388451	22.935748	7.23%	2,542
2013	16.928144	21.388451	26.35%	2,741
2012	14.636018	16.928144	15.66%	2,751
2011	14.702121	14.636018	-0.45%	4,840
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.869486	15.790695	6.20%	0
2019	11.617273	14.869486	27.99%	0
2018	12.962761	11.617273	-10.38%	0
2017	11.262174	12.962761	15.10%	0
2016*	10.000000	11.262174	12.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	36.518394	60.732675	66.31%	0
2019	26.296986	36.518394	38.87%	0
2018	23.717215	26.296986	10.88%	0
2017	17.878352	23.717215	32.66%	0
2016	18.068566	17.878352	-1.05%	0
2015	17.355230	18.068566	4.11%	0
2014	15.685393	17.355230	10.65%	0
2013	11.534426	15.685393	35.99%	0
2012	9.782681	11.534426	17.91%	0
2011	9.699770	9.782681	0.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	38.594371	54.758489	41.88%	215
2019	29.140912	38.594371	32.44%	297
2018	29.608449	29.140912	-1.58%	1,685
2017	22.219704	29.608449	33.25%	1,730
2016	22.352055	22.219704	-0.59%	1,751
2015	21.154500	22.352055	5.66%	1,721
2014	19.276439	21.154500	9.74%	2,486
2013	14.338988	19.276439	34.43%	2,508
2012	12.683421	14.338988	13.05%	2,485
2011	12.832010	12.683421	-1.16%	3,044

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.908637	20.170323	1.31%	1
2019	17.552064	19.908637	13.43%	60
2018	18.448779	17.552064	-4.86%	50
2017	17.456716	18.448779	5.68%	41
2016	15.463526	17.456716	12.89%	69
2015	16.278597	15.463526	-5.01%	65
2014	16.317658	16.278597	-0.24%	429
2013	15.615355	16.317658	4.50%	431
2012	13.854722	15.615355	12.71%	432
2011	13.506526	13.854722	2.58%	432
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.869892	17.113298	7.83%	18,299
2019	14.673078	15.869892	8.16%	18,188
2018	14.961998	14.673078	-1.93%	18,469
2017	14.553360	14.961998	2.81%	17,061
2016	14.092325	14.553360	3.27%	14,488
2015	14.379428	14.092325	-2.00%	14,873
2014	13.776139	14.379428	4.38%	14,422
2013	14.226412	13.776139	-3.17%	13,256
2012	13.628057	14.226412	4.39%	12,212
2011	12.878696	13.628057	5.82%	62
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.745929	25.335008	16.50%	172
2019	17.861900	21.745929	21.74%	173
2018	21.202505	17.861900	-15.76%	171
2017	17.796431	21.202505	19.14%	246
2016	16.082195	17.796431	10.66%	224
2015	16.542123	16.082195	-2.78%	209
2014	15.782099	16.542123	4.82%	196
2013	11.751865	15.782099	34.29%	429
2012	10.376435	11.751865	13.26%	424
2011	11.774747	10.376435	-11.88%	565
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.031839	25.114729	13.99%	528
2019	17.483629	22.031839	26.01%	528
2018	20.813285	17.483629	-16.00%	528
2017	16.207554	20.813285	28.42%	586
2016	17.306829	16.207554	-6.35%	567
2015	16.943391	17.306829	2.15%	556
2014	18.692013	16.943391	-9.35%	0
2013	14.525678	18.692013	28.68%	0
2012	12.209441	14.525678	18.97%	0
2011	14.944699	12.209441	-18.30%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.427535	10.513042	-8.00%	0
2019	9.416935	11.427535	21.35%	0
2018	10.200092	9.416935	-7.68%	0
2017*	10.000000	10.200092	2.00%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.685960	31.696439	6.77%	150
2019	22.396765	29.685960	32.55%	150
2018	27.451018	22.396765	-18.41%	150
2017	23.329773	27.451018	17.67%	150
2016	21.589785	23.329773	8.06%	150
2015	22.563429	21.589785	-4.32%	150
2014	21.426666	22.563429	5.31%	150
2013	16.642052	21.426666	28.75%	150
2012	13.266379	16.642052	25.45%	150
2011	14.745505	13.266379	-10.03%	150
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.267401	16.838506	10.29%	0
2019	12.905547	15.267401	18.30%	0
2018	14.472957	12.905547	-10.83%	0
2017	13.094504	14.472957	10.53%	0
2016	11.721534	13.094504	11.71%	0
2015	12.662697	11.721534	-7.43%	0
2014	12.474214	12.662697	1.51%	0
2013	10.211201	12.474214	22.16%	0
2012	8.970568	10.211201	13.83%	0
2011	9.230806	8.970568	-2.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.562233	18.448019	-0.62%	0
2019	16.204471	18.562233	14.55%	0
2018	17.157566	16.204471	-5.55%	0
2017	15.849753	17.157566	8.25%	0
2016	14.083020	15.849753	12.55%	0
2015	15.351469	14.083020	-8.26%	0
2014	14.867410	15.351469	3.26%	0
2013	13.220142	14.867410	12.46%	0
2012	11.890259	13.220142	11.18%	0
2011	11.765995	11.890259	1.06%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.270600	22.083440	3.82%	167
2019	17.056652	21.270600	24.71%	167
2018	19.836937	17.056652	-14.02%	167
2017	18.162816	19.836937	9.22%	167
2016	14.134484	18.162816	28.50%	168
2015	15.462911	14.134484	-8.59%	168
2014	15.577639	15.462911	-0.74%	174
2013	11.584643	15.577639	34.47%	230
2012	9.914503	11.584643	16.85%	246
2011	10.437304	9.914503	-5.01%	278
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.382389	14.321543	15.66%	0
2019	9.901970	12.382389	25.05%	0
2018	11.915195	9.901970	-16.90%	0
2017	8.597481	11.915195	38.59%	0
2016	7.416775	8.597481	15.92%	0
2015	9.346778	7.416775	-20.65%	0
2014*	10.000000	9.346778	-6.53%	26
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.106231	17.707171	-2.20%	0
2019	16.257660	18.106231	11.37%	0
2018	19.441582	16.257660	-16.38%	0
2017	16.832061	19.441582	15.50%	0
2016	15.864889	16.832061	6.10%	0
2015	17.156135	15.864889	-7.53%	0
2014	19.505689	17.156135	-12.05%	0
2013	16.031432	19.505689	21.67%	0
2012	13.696096	16.031432	17.05%	0
2011	15.494581	13.696096	-11.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.024574	8.804107	-2.44%	0
2019	8.125410	9.024574	11.07%	0
2018	9.736587	8.125410	-16.55%	0
2017	8.453341	9.736587	15.18%	0
2016	7.991008	8.453341	5.79%	0
2015	8.658440	7.991008	-7.71%	0
2014*	10.000000	8.658440	-13.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.777318	9.140551	-6.51%	0
2019	9.710630	9.777318	0.69%	0
2018	9.652197	9.710630	0.61%	0
2017	9.594217	9.652197	0.60%	0
2016	9.442761	9.594217	1.60%	0
2015	9.997509	9.442761	-5.55%	0
2014*	10.000000	9.997509	-0.02%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.106638	13.468378	2.76%	0
2019	11.863215	13.106638	10.48%	0
2018	12.565150	11.863215	-5.59%	0
2017	11.254538	12.565150	11.65%	0
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	0
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.102498	10.641176	5.33%	0
2019	9.405790	10.102498	7.41%	0
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.042458	10.644220	5.99%	0
2019	9.689003	10.042458	3.65%	0
2018	10.342147	9.689003	-6.32%	0
2017	10.106621	10.342147	2.33%	0
2016	10.289133	10.106621	-1.77%	0
2015	10.235413	10.289133	0.52%	0
2014	9.908546	10.235413	3.30%	0
2013*	10.000000	9.908546	-0.91%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.736154	16.564406	5.26%	0
2019	13.132836	15.736154	19.82%	0
2018	14.490535	13.132836	-9.37%	0
2017	12.759544	14.490535	13.57%	0
2016	11.711920	12.759544	8.94%	0
2015	11.945763	11.711920	-1.96%	0
2014	11.526303	11.945763	3.64%	0
2013	9.790050	11.526303	17.73%	0
2012	8.509267	9.790050	15.05%	0
2011	10.239629	8.509267	-16.90%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.831177	29.769213	30.39%	0
2019	17.431313	22.831177	30.98%	0
2018	19.012565	17.431313	-8.32%	0
2017	15.450683	19.012565	23.05%	0
2016	14.406995	15.450683	7.24%	0
2015	14.608358	14.406995	-1.38%	0
2014	13.092283	14.608358	11.58%	0
2013	10.162910	13.092283	28.82%	0
2012	8.892789	10.162910	14.28%	0
2011	9.417106	8.892789	-5.57%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.408664	21.567561	11.12%	0
2019	16.371961	19.408664	18.55%	0
2018	17.596727	16.371961	-6.96%	0
2017	15.585496	17.596727	12.90%	0
2016	14.618570	15.585496	6.61%	0
2015	14.795255	14.618570	-1.19%	0
2014	14.047458	14.795255	5.32%	0
2013	12.448553	14.047458	12.84%	0
2012	11.133579	12.448553	11.81%	0
2011	11.206634	11.133579	-0.65%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.192692	22.315073	0.55%	0
2019	18.171272	22.192692	22.13%	0
2018	20.600789	18.171272	-11.79%	0
2017	18.184579	20.600789	13.29%	0
2016	15.013214	18.184579	21.12%	0
2015	15.961248	15.013214	-5.94%	0
2014	15.027691	15.961248	6.21%	0
2013	11.429531	15.027691	31.48%	0
2012	10.026025	11.429531	14.00%	0
2011	10.619379	10.026025	-5.59%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.649932	21.327442	3.28%	0
2019	18.728754	20.649932	10.26%	0
2018	19.792619	18.728754	-5.38%	0
2017	18.875928	19.792619	4.86%	0
2016	16.273059	18.875928	15.99%	0
2015	17.165883	16.273059	-5.20%	0
2014	16.965521	17.165883	1.18%	0
2013	16.007249	16.965521	5.99%	0
2012	14.119380	16.007249	13.37%	0
2011	14.310203	14.119380	-1.33%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.681166	23.146476	-2.26%	0
2019	19.573750	23.681166	20.98%	0
2018	22.709157	19.573750	-13.81%	0
2017	22.186909	22.709157	2.35%	0
2016	17.754538	22.186909	24.96%	0
2015	19.263307	17.754538	-7.83%	0
2014	19.790418	19.263307	-2.66%	0
2013	14.657801	19.790418	35.02%	0
2012	12.427059	14.657801	17.95%	0
2011	13.198645	12.427059	-5.85%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.198829	24.911588	2.95%	0
2019	19.350754	24.198829	25.05%	0
2018	22.530334	19.350754	-14.11%	0
2017	20.074335	22.530334	12.23%	0
2016	16.045222	20.074335	25.11%	0
2015	17.441526	16.045222	-8.01%	0
2014	17.511361	17.441526	-0.40%	0
2013	13.307430	17.511361	31.59%	0
2012	11.512315	13.307430	15.59%	0
2011	12.608615	11.512315	-8.69%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.240909	28.937687	30.11%	0
2019	17.929427	22.240909	24.05%	0
2018	20.254134	17.929427	-11.48%	0
2017	16.767456	20.254134	20.79%	0
2016	14.973052	16.767456	11.98%	0
2015	15.369203	14.973052	-2.58%	0
2014	14.311997	15.369203	7.39%	0
2013	10.259439	14.311997	39.50%	0
2012	9.318168	10.259439	10.10%	0
2011	9.629298	9.318168	-3.23%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.276046	34.396039	36.08%	0
2019	19.122323	25.276046	32.18%	0
2018	20.106359	19.122323	-4.89%	0
2017	15.656663	20.106359	28.42%	0
2016	14.589934	15.656663	7.31%	0
2015	14.012755	14.589934	4.12%	0
2014	12.320091	14.012755	13.74%	0
2013	9.730988	12.320091	26.61%	0
2012	8.905288	9.730988	9.27%	0
2011	9.429872	8.905288	-5.56%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.688962	33.200532	40.15%	0
2019	17.592581	23.688962	34.65%	0
2018	18.547158	17.592581	-5.15%	0
2017	14.792671	18.547158	25.38%	0
2016	14.690681	14.792671	0.69%	0
2015	14.209216	14.690681	3.39%	0
2014	13.309187	14.209216	6.76%	0
2013	9.645820	13.309187	37.98%	0
2012*	10.000000	9.645820	-3.54%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.085516	51.344260	34.81%	0
2019	28.332048	38.085516	34.43%	0
2018	30.451986	28.332048	-6.96%	0
2017	24.324725	30.451986	25.19%	0
2016	25.199242	24.324725	-3.47%	0
2015	24.657418	25.199242	2.20%	0
2014	21.646709	24.657418	13.91%	0
2013	16.904418	21.646709	28.05%	0
2012	15.008541	16.904418	12.63%	0
2011	15.382586	15.008541	-2.43%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	39.487311	54.832236	38.86%	343
2019	28.707281	39.487311	37.55%	379
2018	30.971499	28.707281	-7.31%	409
2017	24.363511	30.971499	27.12%	410
2016	24.120488	24.363511	1.01%	656
2015	22.923800	24.120488	5.22%	657
2014	21.955792	22.923800	4.41%	657
2013	16.358392	21.955792	34.22%	657
2012	14.233377	16.358392	14.93%	658
2011	14.264164	14.233377	-0.22%	1,818
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.662362	46.62%	25
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	28.295448	35.646280	25.98%	848
2019	21.753274	28.295448	30.07%	1,852
2018	25.387589	21.753274	-14.32%	2,477
2017	18.820397	25.387589	34.89%	2,710
2016	19.051988	18.820397	-1.22%	2,750
2015	18.570503	19.051988	2.59%	2,676
2014	18.393482	18.570503	0.96%	3,850
2013	14.638367	18.393482	25.65%	542
2012	12.230733	14.638367	19.69%	542
2011	13.511686	12.230733	-9.48%	5,417
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.081296	13.917044	-13.46%	0
2019	13.246430	16.081296	21.40%	0
2018	14.301668	13.246430	-7.38%	0
2017	12.816996	14.301668	11.58%	0
2016	12.725764	12.816996	0.72%	0
2015	13.087102	12.725764	-2.76%	0
2014	11.568145	13.087102	13.13%	0
2013	11.410916	11.568145	1.38%	0
2012	9.023969	11.410916	26.45%	0
2011	9.779112	9.023969	-7.72%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.155853	11.385271	2.06%	9
2019	10.200735	11.155853	9.36%	9
2018	10.811266	10.200735	-5.65%	701
2017	10.306770	10.811266	4.89%	682
2016	9.801797	10.306770	5.15%	664
2015	10.160577	9.801797	-3.53%	646
2014	10.010249	10.160577	1.50%	628
2013	10.155553	10.010249	-1.43%	610
2012*	10.000000	10.155553	1.56%	22
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.901460	32.650506	12.97%	0
2019	22.098998	28.901460	30.78%	0
2018	22.190949	22.098998	-0.41%	0
2017	19.410382	22.190949	14.33%	0
2016	22.211004	19.410382	-12.61%	0
2015	21.813589	22.211004	1.82%	0
2014	18.468303	21.813589	18.11%	0
2013	13.313787	18.468303	38.72%	0
2012	11.157723	13.313787	19.32%	0
2011	10.874856	11.157723	2.60%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	27.856833	31.342634	12.51%	0
2019	21.951562	27.856833	26.90%	0
2018	26.160133	21.951562	-16.09%	0
2017	21.547272	26.160133	21.41%	0
2016	21.929339	21.547272	-1.74%	0
2015	22.751335	21.929339	-3.61%	0
2014	22.974866	22.751335	-0.97%	0
2013	19.558633	22.974866	17.47%	0
2012	17.152618	19.558633	14.03%	0
2011	18.634341	17.152618	-7.95%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	33.818390	38.032582	12.46%	664
2019	25.941449	33.818390	30.36%	661
2018	28.535446	25.941449	-9.09%	650
2017	24.728665	28.535446	15.39%	1,468
2016	22.445888	24.728665	10.17%	1,724
2015	22.008992	22.445888	1.99%	1,704
2014	20.142898	22.008992	9.26%	1,759
2013	15.487256	20.142898	30.06%	1,837
2012	13.426463	15.487256	15.35%	1,831
2011	13.604887	13.426463	-1.31%	5,060

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.692825	17.948779	7.52%	0
2019	13.526111	16.692825	23.41%	0
2018	15.503650	13.526111	-12.76%	0
2017	13.699818	15.503650	13.17%	0
2016	12.265322	13.699818	11.70%	0
2015	12.982605	12.265322	-5.52%	0
2014	12.627093	12.982605	2.82%	0
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.992244	27.215852	18.37%	24
2019	18.419318	22.992244	24.83%	25
2018	20.811886	18.419318	-11.50%	25
2017	18.470461	20.811886	12.68%	25
2016	15.851386	18.470461	16.52%	25
2015	17.066987	15.851386	-7.12%	26
2014	15.448253	17.066987	10.48%	26
2013	11.099180	15.448253	39.18%	162
2012	9.531296	11.099180	16.45%	167
2011	9.875060	9.531296	-3.48%	168
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.047363	13.198123	19.47%	0
2019	8.747710	11.047363	26.29%	0
2018	11.017781	8.747710	-20.60%	0
2017	8.827918	11.017781	24.81%	0
2016	9.193527	8.827918	-3.98%	0
2015	9.034020	9.193527	1.77%	0
2014*	10.000000	9.034020	-9.66%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	32.891470	36.969187	12.40%	0
2019	27.365082	32.891470	20.20%	0
2018	29.322403	27.365082	-6.68%	528
2017	25.117748	29.322403	16.74%	528
2016	26.118452	25.117748	-3.83%	528
2015	28.872336	26.118452	-9.54%	528
2014	30.878453	28.872336	-6.50%	539
2013	25.001652	30.878453	23.51%	540
2012	21.255696	25.001652	17.62%	1,282
2011	23.207443	21.255696	-8.41%	754

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	30.274937	31.682529	4.65%	0
2019	27.586066	30.274937	9.75%	0
2018	28.555333	27.586066	-3.39%	0
2017	27.119231	28.555333	5.30%	0
2016	23.647638	27.119231	14.68%	0
2015	25.626099	23.647638	-7.72%	0
2014	25.478339	25.626099	0.58%	0
2013	23.361117	25.478339	9.06%	0
2012	19.950532	23.361117	17.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.309025	57.810281	47.07%	0
2019	28.872303	39.309025	36.15%	0
2018	29.271805	28.872303	-1.36%	0
2017	23.370463	29.271805	25.25%	54
2016	22.312856	23.370463	4.74%	37
2015	23.993590	22.312856	-7.00%	26
2014	22.536144	23.993590	6.47%	16
2013	17.572163	22.536144	28.25%	8
2012	15.678162	17.572163	12.08%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.584048	11.517367	8.82%	0
2019	9.813037	10.584048	7.86%	0
2018	10.072568	9.813037	-2.58%	0
2017	9.873813	10.072568	2.01%	0
2016	9.786097	9.873813	0.90%	0
2015*	10.000000	9.786097	-2.14%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	29.040899	39.852338	37.23%	55
2019	21.500111	29.040899	35.07%	55
2018	21.416781	21.500111	0.39%	55
2017	16.691275	21.416781	28.31%	55
2016	16.588300	16.691275	0.62%	55
2015	15.014462	16.588300	10.48%	55
2014	14.024644	15.014462	7.06%	77
2013	10.856244	14.024644	29.19%	78
2012	8.880743	10.856244	22.24%	78
2011	9.668653	8.880743	-8.15%	79

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.998471	26.776549	48.77%	0
2019	12.591870	17.998471	42.94%	0
2018	12.643718	12.591870	-0.41%	0
2017	8.839535	12.643718	43.04%	0
2016	7.866075	8.839535	12.38%	0
2015	7.615877	7.866075	3.29%	0
2014	7.056562	7.615877	7.93%	49
2013	5.280623	7.056562	33.63%	155
2012	4.490449	5.280623	17.60%	192
2011	4.980700	4.490449	-9.84%	711
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.107126	16.154667	14.51%	476
2019	11.280316	14.107126	25.06%	498
2018	13.468418	11.280316	-16.25%	471
2017	10.431798	13.468418	29.11%	446
2016	11.328696	10.431798	-7.92%	908
2015	12.586081	11.328696	-9.99%	877
2014	14.507498	12.586081	-13.24%	977
2013	12.861711	14.507498	12.80%	1,085
2012	11.513892	12.861711	11.71%	1,612
2011	17.240704	11.513892	-33.22%	183
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	33.972529	33.654898	-0.93%	178
2019	27.153391	33.972529	25.11%	178
2018	31.206828	27.153391	-12.99%	178
2017	27.791304	31.206828	12.29%	178
2016	24.548838	27.791304	13.21%	178
2015	25.550631	24.548838	-3.92%	247
2014	22.489605	25.550631	13.61%	248
2013	17.222596	22.489605	30.58%	248
2012	14.496111	17.222596	18.81%	272
2011	14.375991	14.496111	0.84%	272
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.515403	10.246346	-2.56%	0
2019	9.017872	10.515403	16.61%	0
2018	11.219280	9.017872	-19.62%	0
2017	8.892220	11.219280	26.17%	0
2016	7.459024	8.892220	19.21%	0
2015	9.453265	7.459024	-21.10%	0
2014*	10.000000	9.453265	-5.47%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.687367	11.331848	6.03%	0
2019	9.988137	10.687367	7.00%	0
2018	10.225381	9.988137	-2.32%	0
2017	9.974307	10.225381	2.52%	0
2016*	10.000000	9.974307	-0.26%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.768461	32.716692	43.69%	0
2019	16.328658	22.768461	39.44%	0
2018	16.834036	16.328658	-3.00%	0
2017	13.500207	16.834036	24.69%	0
2016	12.571407	13.500207	7.39%	0
2015	13.016285	12.571407	-3.42%	0
2014	14.256165	13.016285	-8.70%	0
2013	10.228022	14.256165	39.38%	0
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.342543	24.799854	1.88%	0
2019	19.044030	24.342543	27.82%	0
2018	21.525672	19.044030	-11.53%	0
2017	18.584291	21.525672	15.83%	118
2016	16.548660	18.584291	12.30%	82
2015	16.924707	16.548660	-2.22%	60
2014	15.560123	16.924707	8.77%	50
2013	11.626455	15.560123	33.83%	32
2012	10.165434	11.626455	14.37%	14
2011	10.347324	10.165434	-1.76%	273
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.857973	12.378022	14.00%	0
2019*	10.000000	10.857973	8.58%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.306936	26.465825	18.64%	0
2019	17.986606	22.306936	24.02%	0
2018	20.188010	17.986606	-10.90%	0
2017	16.127752	20.188010	25.18%	94
2016	15.735157	16.127752	2.50%	65
2015	14.994719	15.735157	4.94%	47
2014	15.022071	14.994719	-0.18%	28
2013	11.924574	15.022071	25.98%	14
2012	10.421665	11.924574	14.42%	0
2011	10.749702	10.421665	-3.05%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.322419	33.22%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.634890	36.35%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.981517	15.940028	6.40%	0
2019	13.689407	14.981517	9.44%	0
2018	13.961638	13.689407	-1.95%	0
2017	13.313827	13.961638	4.87%	0
2016	12.711875	13.313827	4.74%	0
2015	12.963713	12.711875	-1.94%	0
2014	12.177871	12.963713	6.45%	0
2013	12.377498	12.177871	-1.61%	0
2012	11.459146	12.377498	8.01%	0
2011	10.989038	11.459146	4.28%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	51.403296	53.548296	4.17%	0
2019	45.583743	51.403296	12.77%	0
2018	49.634750	45.583743	-8.16%	0
2017	45.836017	49.634750	8.29%	0
2016	42.004623	45.836017	9.12%	0
2015	43.038039	42.004623	-2.40%	0
2014	42.364681	43.038039	1.59%	0
2013	47.038503	42.364681	-9.94%	0
2012	40.402661	47.038503	16.42%	0
2011	38.243765	40.402661	5.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.896420	11.573176	-2.72%	0
2019	9.426266	11.896420	26.21%	0
2018	10.369174	9.426266	-9.09%	0
2017	9.334432	10.369174	11.09%	0
2016	8.225852	9.334432	13.48%	0
2015*	10.000000	8.225852	-17.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.722825	21.591646	9.48%	0
2019	16.967414	19.722825	16.24%	0
2018	18.388132	16.967414	-7.73%	0
2017	16.044987	18.388132	14.60%	0
2016	15.397083	16.044987	4.21%	0
2015	16.665713	15.397083	-7.61%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.194143	34.577879	49.08%	0
2019	17.649093	23.194143	31.42%	0
2018	21.405778	17.649093	-17.55%	0
2017	17.242886	21.405778	24.14%	0
2016	17.848087	17.242886	-3.39%	0
2015	18.172462	17.848087	-1.78%	0
2014	18.599336	18.172462	-2.30%	13
2013	15.527231	18.599336	19.79%	0
2012	13.571899	15.527231	14.41%	0
2011	15.163895	13.571899	-10.50%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.116017	22.236549	10.54%	0
2019	16.874092	20.116017	19.21%	0
2018	17.993503	16.874092	-6.22%	0
2017	15.743451	17.993503	14.29%	654
2016	14.633287	15.743451	7.59%	699
2015	14.681544	14.633287	-0.33%	738
2014	14.167869	14.681544	3.63%	782
2013	11.643296	14.167869	21.68%	0
2012	10.194744	11.643296	14.21%	0
2011	10.233657	10.194744	-0.38%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.576647	13.555886	7.79%	2,217
2019	11.691981	12.576647	7.57%	2,217
2018	11.975369	11.691981	-2.37%	0
2017	11.755127	11.975369	1.87%	0
2016	11.602023	11.755127	1.32%	0
2015	11.782059	11.602023	-1.53%	0
2014	11.371131	11.782059	3.61%	0
2013	11.825276	11.371131	-3.84%	0
2012	11.414478	11.825276	3.60%	0
2011	10.938320	11.414478	4.35%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.823024	31.833368	28.24%	0
2019	18.660159	24.823024	33.03%	0
2018	20.874217	18.660159	-10.61%	546
2017	16.147843	20.874217	29.27%	546
2016	16.329379	16.147843	-1.11%	546
2015	15.528434	16.329379	5.16%	546
2014	15.449373	15.528434	0.51%	546
2013	12.167775	15.449373	26.97%	546
2012	10.098071	12.167775	20.50%	546
2011	11.281017	10.098071	-10.49%	546
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.704750	39.931038	49.53%	5,178
2019	20.766984	26.704750	28.59%	5,904
2018	21.181094	20.766984	-1.96%	6,369
2017	16.791655	21.181094	26.14%	7,259
2016	15.598415	16.791655	7.65%	7,501
2015	14.849473	15.598415	5.04%	7,297
2014	13.922005	14.849473	6.66%	7,694
2013	10.882845	13.922005	27.93%	8,567
2012	9.392119	10.882845	15.87%	9,290
2011	9.983628	9.392119	-5.92%	734

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.253596	23.720741	11.61%	9,992
2019	17.135394	21.253596	24.03%	9,564
2018	17.750206	17.135394	-3.46%	11,541
2017	14.749250	17.750206	20.35%	12,560
2016	13.451569	14.749250	9.65%	12,389
2015	13.482238	13.451569	-0.23%	12,023
2014	12.392386	13.482238	8.79%	11,070
2013	9.442516	12.392386	31.24%	12,500
2012	8.172677	9.442516	15.54%	13,843
2011	8.469447	8.172677	-3.50%	709
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.135272	21.707445	2.71%	209
2019	19.615206	21.135272	7.75%	203
2018	20.352245	19.615206	-3.62%	187
2017	19.391796	20.352245	4.95%	170
2016	18.082928	19.391796	7.24%	153
2015	18.866403	18.082928	-4.15%	136
2014	18.400284	18.866403	2.53%	179
2013	18.854634	18.400284	-2.41%	179
2012	17.018800	18.854634	10.79%	179
2011	16.336106	17.018800	4.18%	619
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	31.696021	34.523283	8.92%	318
2019	24.835112	31.696021	27.63%	318
2018	25.164815	24.835112	-1.31%	320
2017	21.153807	25.164815	18.96%	323
2016	19.240360	21.153807	9.94%	325
2015	19.313128	19.240360	-0.38%	326
2014	17.447950	19.313128	10.69%	339
2013	13.483928	17.447950	29.40%	397
2012	11.961658	13.483928	12.73%	401
2011	12.055137	11.961658	-0.78%	586
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	28.462431	29.111922	2.28%	674
2019	22.651012	28.462431	25.66%	674
2018	24.746720	22.651012	-8.47%	674
2017	21.247920	24.746720	16.47%	674
2016	18.260705	21.247920	16.36%	674
2015	19.744965	18.260705	-7.52%	674
2014	18.324947	19.744965	7.75%	680
2013	13.687848	18.324947	33.88%	680
2012	11.706913	13.687848	16.92%	688
2011	12.143143	11.706913	-3.59%	718

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.089034	13.667587	13.06%	0
2019	10.655731	12.089034	13.45%	0
2018	11.796121	10.655731	-9.67%	0
2017	10.090912	11.796121	16.90%	0
2016*	10.000000	10.090912	0.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.974525	18.858048	11.10%	0
2019	13.873875	16.974525	22.35%	0
2018	15.750078	13.873875	-11.91%	0
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.233026	16.490395	8.25%	0
2019	13.284350	15.233026	14.67%	0
2018	14.355133	13.284350	-7.46%	0
2017	12.979469	14.355133	10.60%	0
2016	12.392966	12.979469	4.73%	0
2015	12.690633	12.392966	-2.35%	0
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	563
2012	9.938199	10.893639	9.61%	564
2011	10.206099	9.938199	-2.62%	566
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.405099	18.048537	10.02%	0
2019	13.823294	16.405099	18.68%	0
2018	15.250834	13.823294	-9.36%	0
2017	13.342302	15.250834	14.30%	0
2016	12.595360	13.342302	5.93%	0
2015	12.933092	12.595360	-2.61%	0
2014	12.515531	12.933092	3.34%	0
2013	10.458384	12.515531	19.67%	0
2012	9.324356	10.458384	12.16%	0
2011	9.784260	9.324356	-4.70%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.341246	14.167638	6.19%	0
2019	12.213702	13.341246	9.23%	0
2018	12.706472	12.213702	-3.88%	0
2017	12.103767	12.706472	4.98%	1,594
2016	11.722026	12.103767	3.26%	1,686
2015	11.964218	11.722026	-2.02%	1,784
2014	11.730417	11.964218	1.99%	1,881
2013	11.326218	11.730417	3.57%	0
2012	10.675245	11.326218	6.10%	0
2011	10.665062	10.675245	0.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.562511	13.024332	3.68%	0
2019	11.179328	12.562511	12.37%	0
2018	12.181625	11.179328	-8.23%	0
2017	10.753745	12.181625	13.28%	0
2016	10.321485	10.753745	4.19%	0
2015	10.926615	10.321485	-5.54%	0
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.069077	13.848486	5.96%	0
2019	11.472669	13.069077	13.91%	0
2018	12.509431	11.472669	-8.29%	0
2017	10.759508	12.509431	16.26%	0
2016	10.263252	10.759508	4.84%	0
2015	10.931527	10.263252	-6.11%	0
2014	10.964383	10.931527	-0.30%	0
2013*	10.000000	10.964383	9.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.870608	17.338733	9.25%	0
2019	13.610151	15.870608	16.61%	0
2018	14.842214	13.610151	-8.30%	0
2017	13.194055	14.842214	12.49%	0
2016	12.523394	13.194055	5.36%	0
2015	12.825049	12.523394	-2.35%	0
2014	12.426087	12.825049	3.21%	0
2013	10.686963	12.426087	16.27%	0
2012	9.636061	10.686963	10.91%	0
2011	9.995903	9.636061	-3.60%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.674856	18.475870	10.80%	0
2019	13.821761	16.674856	20.64%	0
2018	15.475540	13.821761	-10.69%	0
2017	13.279313	15.475540	16.54%	0
2016	12.504478	13.279313	6.20%	0
2015	12.863113	12.504478	-2.79%	0
2014	12.463956	12.863113	3.20%	0
2013	10.161260	12.463956	22.66%	0
2012	8.984882	10.161260	13.09%	0
2011	9.549068	8.984882	-5.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.698404	15.820996	7.64%	0
2019	13.028691	14.698404	12.82%	0
2018	13.861507	13.028691	-6.01%	0
2017	12.780176	13.861507	8.46%	0
2016	12.215391	12.780176	4.62%	0
2015	12.509532	12.215391	-2.35%	0
2014	12.177203	12.509532	2.73%	0
2013	11.091106	12.177203	9.79%	0
2012	10.211873	11.091106	8.61%	0
2011	10.374143	10.211873	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.747074	16.347407	3.81%	0
2019	14.183448	15.747074	11.02%	0
2018	17.045717	14.183448	-16.79%	0
2017	14.072567	17.045717	21.13%	0
2016	14.100165	14.072567	-0.20%	0
2015	14.866112	14.100165	-5.15%	0
2014	16.397851	14.866112	-9.34%	14
2013	13.833939	16.397851	18.53%	14
2012	11.723024	13.833939	18.01%	14
2011	13.562540	11.723024	-13.56%	84
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.749958	17.50%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.939342	14.722854	5.62%	0
2019	12.963581	13.939342	7.53%	0
2018	13.190558	12.963581	-1.72%	0
2017	12.800991	13.190558	3.04%	0
2016	12.310967	12.800991	3.98%	0
2015	12.563599	12.310967	-2.01%	0
2014	12.116550	12.563599	3.69%	0
2013	12.515375	12.116550	-3.19%	0
2012	11.768140	12.515375	6.35%	0
2011	11.185077	11.768140	5.21%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.425686	15.525291	7.62%	0
2019	13.336247	14.425686	8.17%	0
2018	13.712184	13.336247	-2.74%	0
2017	13.387989	13.712184	2.42%	0
2016	13.125979	13.387989	2.00%	0
2015	13.368004	13.125979	-1.81%	0
2014	12.913677	13.368004	3.52%	0
2013	13.357432	12.913677	-3.32%	0
2012	12.634477	13.357432	5.72%	0
2011	12.070481	12.634477	4.67%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.619652	10.873829	2.39%	0
2019	10.094700	10.619652	5.20%	0
2018*	10.000000	10.094700	0.95%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	25.878118	28.938254	11.83%	136
2019	21.325654	25.878118	21.35%	136
2018	26.165403	21.325654	-18.50%	353
2017	18.733822	26.165403	39.67%	350
2016	17.620188	18.733822	6.32%	353
2015	21.251769	17.620188	-17.09%	352
2014	22.786437	21.251769	-6.74%	350
2013	22.915695	22.786437	-0.56%	0
2012	19.807757	22.915695	15.69%	0
2011	25.852862	19.807757	-23.38%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.344697	27.566332	4.64%	28
2019	23.262621	26.344697	13.25%	27
2018	24.299451	23.262621	-4.27%	26
2017	23.060438	24.299451	5.37%	26
2016	20.466076	23.060438	12.68%	24
2015	21.290775	20.466076	-3.87%	25
2014	21.034732	21.290775	1.22%	25
2013	19.904116	21.034732	5.68%	0
2012	17.604300	19.904116	13.06%	0
2011	17.179754	17.604300	2.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.075908	17.879108	4.70%	155
2019	16.280002	17.075908	4.89%	156
2018	16.503543	16.280002	-1.35%	155
2017	16.378926	16.503543	0.76%	571
2016	16.471901	16.378926	-0.56%	562
2015	16.707026	16.471901	-1.41%	561
2014	16.187452	16.707026	3.21%	1,398
2013	17.093915	16.187452	-5.30%	1,336
2012	16.805888	17.093915	1.71%	1,609
2011	15.874902	16.805888	5.86%	4,251

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.821785	10.707107	-1.06%	4,033
2019	10.772421	10.821785	0.46%	4,034
2018	10.765378	10.772421	0.07%	4,032
2017	10.861004	10.765378	-0.88%	4,219
2016	11.002826	10.861004	-1.29%	4,150
2015	11.147745	11.002826	-1.30%	4,114
2014	11.294573	11.147745	-1.30%	4,908
2013	11.443331	11.294573	-1.30%	4,051
2012	11.594459	11.443331	-1.30%	21,546
2011	11.746742	11.594459	-1.30%	105
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.340125	17.409599	6.55%	0
2019	13.897909	16.340125	17.57%	0
2018	16.476336	13.897909	-15.65%	0
2017	13.097133	16.476336	25.80%	0
2016	13.154850	13.097133	-0.44%	0
2015	13.748426	13.154850	-4.32%	0
2014	13.992261	13.748426	-1.74%	0
2013	12.031039	13.992261	16.30%	0
2012	10.544124	12.031039	14.10%	0
2011	11.838799	10.544124	-10.94%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.837582	12.516395	5.73%	0
2019	9.895458	11.837582	19.63%	0
2018	11.675954	9.895458	-15.25%	0
2017	9.504772	11.675954	22.84%	0
2016	9.579509	9.504772	-0.78%	0
2015	9.842403	9.579509	-2.67%	0
2014	10.629783	9.842403	-7.41%	0
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
2011	8.867807	7.628054	-13.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.255934	29.235945	11.35%	1,185
2019	21.499479	26.255934	22.12%	1,185
2018	23.900613	21.499479	-10.05%	1,185
2017	20.446358	23.900613	16.89%	1,185
2016	18.923306	20.446358	8.05%	1,185
2015	19.365849	18.923306	-2.29%	1,185
2014	18.689197	19.365849	3.62%	1,186
2013	14.880689	18.689197	25.59%	1,187
2012	13.008386	14.880689	14.39%	1,188
2011	13.718712	13.008386	-5.18%	1,189

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.835814	20.339659	7.98%	0
2019	16.545599	18.835814	13.84%	0
2018	17.619165	16.545599	-6.09%	0
2017	16.062681	17.619165	9.69%	0
2016	15.308822	16.062681	4.92%	0
2015	15.537445	15.308822	-1.47%	0
2014	15.051921	15.537445	3.23%	0
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.945642	25.278722	10.17%	0
2019	19.382820	22.945642	18.38%	0
2018	20.998256	19.382820	-7.69%	0
2017	18.530018	20.998256	13.32%	0
2016	17.424857	18.530018	6.34%	0
2015	17.748766	17.424857	-1.82%	0
2014	17.091735	17.748766	3.84%	0
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.778108	16.618746	5.33%	0
2019	14.594620	15.778108	8.11%	0
2018	15.059473	14.594620	-3.09%	0
2017	14.436880	15.059473	4.31%	1,353
2016	14.028384	14.436880	2.91%	2,089
2015	14.175624	14.028384	-1.04%	2,176
2014	13.824513	14.175624	2.54%	2,260
2013	13.361029	13.824513	3.47%	661
2012	12.871264	13.361029	3.81%	661
2011	12.669107	12.871264	1.60%	661
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.559351	12.961369	3.20%	0
2019	11.261028	12.559351	11.53%	0
2018	12.090316	11.261028	-6.86%	0
2017	10.741921	12.090316	12.55%	0
2016	10.295392	10.741921	4.34%	0
2015	10.780413	10.295392	-4.50%	0
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.150952	13.801360	4.95%	0
2019	11.561261	13.150952	13.75%	0
2018	12.469311	11.561261	-7.28%	0
2017	10.800929	12.469311	15.45%	0
2016	10.231625	10.800929	5.56%	0
2015	10.793271	10.231625	-5.20%	0
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.757603	23.696229	8.91%	647
2019	18.721954	21.757603	16.21%	648
2018	20.112294	18.721954	-6.91%	1,035
2017	18.043956	20.112294	11.46%	1,035
2016	17.062222	18.043956	5.75%	4,609
2015	17.344999	17.062222	-1.63%	4,609
2014	16.707801	17.344999	3.81%	4,609
2013	14.514442	16.707801	15.11%	4,810
2012	13.271179	14.514442	9.37%	4,810
2011	13.451045	13.271179	-1.34%	4,811
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.699720	27.384205	10.87%	1,897
2019	20.541262	24.699720	20.24%	1,898
2018	22.556159	20.541262	-8.93%	1,900
2017	19.585756	22.556159	15.17%	1,902
2016	18.291615	19.585756	7.08%	1,904
2015	18.668782	18.291615	-2.02%	1,907
2014	18.021349	18.668782	3.59%	1,909
2013	14.919941	18.021349	20.79%	10,976
2012	13.288387	14.919941	12.28%	13,326
2011	13.755584	13.288387	-3.40%	13,545
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.934030	20.286192	7.14%	0
2019	16.904197	18.934030	12.01%	0
2018	17.792058	16.904197	-4.99%	0
2017	16.505393	17.792058	7.80%	0
2016	15.819996	16.505393	4.33%	0
2015	16.033270	15.819996	-1.33%	0
2014	15.509387	16.033270	3.38%	2,476
2013	14.221146	15.509387	9.06%	2,476
2012	13.336642	14.221146	6.63%	2,476
2011	13.238865	13.336642	0.74%	2,476
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.473601	11.073939	5.73%	0
2019*	10.000000	10.473601	4.74%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.774452	12.310378	14.26%	0
2019*	10.000000	10.774452	7.74%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.971652	30.779936	28.40%	48
2019	18.606762	23.971652	28.83%	49
2018	19.451750	18.606762	-4.34%	49
2017	15.135607	19.451750	28.52%	49
2016	15.005825	15.135607	0.86%	49
2015	14.698653	15.005825	2.09%	49
2014	13.484981	14.698653	9.00%	57
2013	10.139854	13.484981	32.99%	57
2012	8.829654	10.139854	14.84%	96
2011	9.213458	8.829654	-4.17%	139
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.156638	13.906517	5.70%	0
2019	11.204442	13.156638	17.42%	0
2018	11.927824	11.204442	-6.06%	0
2017	10.280032	11.927824	16.03%	0
2016	9.594931	10.280032	7.14%	0
2015	9.944781	9.594931	-3.52%	0
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.139071	15.985412	5.59%	0
2019	12.574287	15.139071	20.40%	0
2018	13.077557	12.574287	-3.85%	0
2017	10.887163	13.077557	20.12%	0
2016	10.023328	10.887163	8.62%	0
2015	10.140998	10.023328	-1.16%	0
2014*	10.000000	10.140998	1.41%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.178673	47.150494	17.35%	1,367
2019	29.580755	40.178673	35.83%	1,739
2018	30.358968	29.580755	-2.56%	2,195
2017	24.159142	30.358968	25.66%	2,909
2016	23.618552	24.159142	2.29%	3,206
2015	22.769969	23.618552	3.73%	3,092
2014	21.203967	22.769969	7.39%	3,673
2013	15.715168	21.203967	34.93%	3,875
2012	13.415824	15.715168	17.14%	3,901
2011	13.902694	13.415824	-3.50%	12,240

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.783854	30.837224	0.17%	1,362
2019	24.567497	30.783854	25.30%	1,804
2018	27.460033	24.567497	-10.53%	1,792
2017	25.599792	27.460033	7.27%	2,027
2016	21.534658	25.599792	18.88%	2,006
2015	22.792819	21.534658	-5.52%	1,980
2014	20.414865	22.792819	11.65%	2,021
2013	15.681451	20.414865	30.18%	2,010
2012	13.856715	15.681451	13.17%	1,996
2011	13.948645	13.856715	-0.66%	1,902
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.808329	18.08%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.803745	18.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	61.831690	69.031664	11.64%	1,232
2019	49.857026	61.831690	24.02%	1,102
2018	57.007291	49.857026	-12.54%	1,028
2017	49.884632	57.007291	14.28%	1,079
2016	42.015243	49.884632	18.73%	1,056
2015	43.675478	42.015243	-3.80%	1,016
2014	40.441032	43.675478	8.00%	1,085
2013	30.796005	40.441032	31.32%	1,180
2012	26.561458	30.796005	15.94%	1,314
2011	27.613148	26.561458	-3.81%	291
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.843465	22.288431	-2.43%	28
2019	18.687973	22.843465	22.24%	488
2018	21.803904	18.687973	-14.29%	1,081
2017	19.404857	21.803904	12.36%	2,488
2016	16.718352	19.404857	16.07%	2,516
2015	17.441873	16.718352	-4.15%	2,502
2014	15.101350	17.441873	15.50%	3,227
2013	11.276879	15.101350	33.91%	3,243
2012	9.820513	11.276879	14.83%	3,285
2011	10.186047	9.820513	-3.59%	5,239

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	35.480188	49.337791	39.06%	29
2019	26.487970	35.480188	33.95%	30
2018	29.153665	26.487970	-9.14%	30
2017	23.643343	29.153665	23.31%	30
2016	22.117092	23.643343	6.90%	30
2015	22.240245	22.117092	-0.55%	30
2014	21.916969	22.240245	1.48%	30
2013	15.389494	21.916969	42.42%	30
2012	13.745569	15.389494	11.96%	37
2011	14.017124	13.745569	-1.94%	37
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	62.473661	64.838496	3.79%	174
2019	53.190018	62.473661	17.45%	171
2018	64.896893	53.190018	-18.04%	162
2017	60.285421	64.896893	7.65%	154
2016	48.499920	60.285421	24.30%	146
2015	52.287792	48.499920	-7.24%	249
2014	49.500513	52.287792	5.63%	289
2013	35.720804	49.500513	38.58%	307
2012	30.048777	35.720804	18.88%	312
2011	32.069864	30.048777	-6.30%	666
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	57.954451	70.179679	21.09%	9
2019	46.731888	57.954451	24.01%	142
2018	54.198530	46.731888	-13.78%	324
2017	48.384461	54.198530	12.02%	319
2016	39.908058	48.384461	21.24%	330
2015	41.105889	39.908058	-2.91%	326
2014	41.310578	41.105889	-0.50%	499
2013	29.703615	41.310578	39.08%	506
2012	26.056338	29.703615	14.00%	522
2011	27.952739	26.056338	-6.78%	532
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.330765	23.906203	12.07%	0
2019	16.874684	21.330765	26.41%	0
2018	17.953826	16.874684	-6.01%	0
2017	14.568649	17.953826	23.24%	0
2016	12.992707	14.568649	12.13%	0
2015	13.307515	12.992707	-2.37%	0
2014	12.648079	13.307515	5.21%	0
2013	8.910183	12.648079	41.95%	0
2012	7.719903	8.910183	15.42%	0
2011	8.849604	7.719903	-12.77%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.069844	17.986435	11.93%	0
2019	12.711335	16.069844	26.42%	0
2018	13.558649	12.711335	-6.25%	0
2017	11.010506	13.558649	23.14%	0
2016*	10.000000	11.010506	10.11%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.075677	24.699783	11.89%	0
2019	17.750075	22.075677	24.37%	0
2018	19.090671	17.750075	-7.02%	0
2017	16.305544	19.090671	17.08%	0
2016	15.002665	16.305544	8.68%	0
2015	15.249664	15.002665	-1.62%	0
2014	13.969381	15.249664	9.16%	15
2013	10.199373	13.969381	36.96%	15
2012	9.268273	10.199373	10.05%	15
2011	9.698486	9.268273	-4.44%	93
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.370346	17.154863	-6.62%	79
2019	14.240209	18.370346	29.00%	75
2018	15.017905	14.240209	-5.18%	720
2017	14.286910	15.017905	5.12%	944
2016	13.483703	14.286910	5.96%	944
2015	14.434619	13.483703	-6.59%	945
2014	11.347081	14.434619	27.21%	946
2013	11.156789	11.347081	1.71%	950
2012	9.762846	11.156789	14.28%	984
2011	9.287398	9.762846	5.12%	1,074
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.294932	32.95%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.749103	24.135179	16.32%	0
2019	16.067288	20.749103	29.14%	0
2018	17.114133	16.067288	-6.12%	0
2017	14.303136	17.114133	19.65%	0
2016	13.008544	14.303136	9.95%	0
2015	13.056769	13.008544	-0.37%	0
2014	11.698844	13.056769	11.61%	0
2013*	10.000000	11.698844	16.99%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.755725	10.916543	1.50%	8
2019	10.469473	10.755725	2.73%	229
2018	10.521816	10.469473	-0.50%	475
2017	10.494294	10.521816	0.26%	640
2016	10.373648	10.494294	1.16%	851
2015	10.546244	10.373648	-1.64%	1,308
2014	10.632633	10.546244	-0.81%	1,394
2013	10.761332	10.632633	-1.20%	1,394
2012	10.532312	10.761332	2.17%	1,394
2011	10.533921	10.532312	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.669232	20.808571	17.77%	0
2019	14.326130	17.669232	23.34%	0
2018	16.373188	14.326130	-12.50%	0
2017	14.528012	16.373188	12.70%	0
2016	12.177331	14.528012	19.30%	0
2015	12.970958	12.177331	-6.12%	0
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.990976	38.099819	58.81%	2,166
2019	17.709441	23.990976	35.47%	2,230
2018	19.263830	17.709441	-8.07%	2,231
2017	15.278796	19.263830	26.08%	2,231
2016	14.539443	15.278796	5.09%	2,245
2015	14.758263	14.539443	-1.48%	2,489
2014	14.372720	14.758263	2.68%	2,500
2013	10.480364	14.372720	37.14%	2,504
2012	9.241391	10.480364	13.41%	2,526
2011	9.776372	9.241391	-5.47%	11,442
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.602755	20.136383	37.89%	0
2019	11.167679	14.602755	30.76%	0
2018	12.109801	11.167679	-7.78%	0
2017	9.849517	12.109801	22.95%	0
2016	9.580198	9.849517	2.81%	0
2015*	10.000000	9.580198	-4.20%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.655168	10.880292	2.11%	0
2019	10.411650	10.655168	2.34%	0
2018	10.442933	10.411650	-0.30%	0
2017	10.486639	10.442933	-0.42%	0
2016	10.496405	10.486639	-0.09%	0
2015	10.615156	10.496405	-1.12%	0
2014	10.689776	10.615156	-0.70%	0
2013	10.764190	10.689776	-0.69%	0
2012	10.426179	10.764190	3.24%	0
2011	10.532710	10.426179	-1.01%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.770170	35.131205	18.01%	0
2019	23.960159	29.770170	24.25%	0
2018	25.752077	23.960159	-6.96%	0
2017	22.030243	25.752077	16.89%	0
2016	20.316032	22.030243	8.44%	0
2015	20.679506	20.316032	-1.76%	0
2014	18.981257	20.679506	8.95%	0
2013	13.975804	18.981257	35.82%	0
2012	12.759393	13.975804	9.53%	0
2011	13.337975	12.759393	-4.34%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.974557	12.753513	6.51%	0
2019	10.857233	11.974557	10.29%	0
2018	11.634778	10.857233	-6.68%	0
2017	10.396674	11.634778	11.91%	0
2016	9.329288	10.396674	11.44%	0
2015	10.408498	9.329288	-10.37%	0
2014	10.497838	10.408498	-0.85%	0
2013	10.624494	10.497838	-1.19%	0
2012*	10.000000	10.624494	6.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.031737	12.656698	5.19%	0
2019	10.632313	12.031737	13.16%	0
2018	11.319328	10.632313	-6.07%	0
2017	10.446335	11.319328	8.36%	0
2016	9.348339	10.446335	11.75%	0
2015	9.700922	9.348339	-3.63%	0
2014*	10.000000	9.700922	-2.99%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.099198	13.215187	9.22%	0
2019	11.465432	12.099198	5.53%	0
2018	12.110606	11.465432	-5.33%	0
2017	11.080258	12.110606	9.30%	0
2016	10.909064	11.080258	1.57%	0
2015	11.907130	10.909064	-8.38%	0
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
2011	11.735153	12.557857	7.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.617299	11.797600	1.55%	0
2019	11.325917	11.617299	2.57%	0
2018	11.448769	11.325917	-1.07%	0
2017	11.455698	11.448769	-0.06%	266
2016	11.456652	11.455698	-0.01%	173
2015	11.583367	11.456652	-1.09%	122
2014	11.648781	11.583367	-0.56%	77
2013	11.829684	11.648781	-1.53%	40
2012	11.334165	11.829684	4.37%	6
2011	11.368465	11.334165	-0.30%	35
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.383453	15.859712	10.26%	0
2019	13.439275	14.383453	7.03%	0
2018	13.925430	13.439275	-3.49%	0
2017	13.609948	13.925430	2.32%	0
2016	13.108785	13.609948	3.82%	0
2015	13.650653	13.108785	-3.97%	0
2014	13.415731	13.650653	1.75%	0
2013	14.972496	13.415731	-10.40%	0
2012	13.949036	14.972496	7.34%	0
2011	12.655520	13.949036	10.22%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.363327	10.447536	0.81%	0
2019	10.224159	10.363327	1.36%	0
2018	10.213804	10.224159	0.10%	0
2017	10.114803	10.213804	0.98%	0
2016*	10.000000	10.114803	1.15%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.643878	17.846640	7.23%	0
2019	15.562821	16.643878	6.95%	0
2018	15.853864	15.562821	-1.84%	0
2017	15.308687	15.853864	3.56%	0
2016	15.104120	15.308687	1.35%	0
2015	15.236698	15.104120	-0.87%	0
2014	14.805070	15.236698	2.92%	0
2013	15.299257	14.805070	-3.23%	0
2012	14.143480	15.299257	8.17%	0
2011	13.830702	14.143480	2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.680251	12.511904	7.12%	24,897
2019	10.932460	11.680251	6.84%	24,563
2018	11.148048	10.932460	-1.93%	24,840
2017	10.775420	11.148048	3.46%	23,285
2016	10.642012	10.775420	1.25%	19,785
2015	10.746116	10.642012	-0.97%	20,061
2014	10.452058	10.746116	2.81%	19,293
2013	10.811694	10.452058	-3.33%	17,601
2012	10.004024	10.811694	8.07%	16,341
2011*	10.000000	10.004024	0.04%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.115798	13.404688	10.64%	0
2019	9.808295	12.115798	23.53%	0
2018	12.286680	9.808295	-20.17%	0
2017	9.834084	12.286680	24.94%	0
2016*	10.000000	9.834084	-1.66%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.503863	35.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.902525	29.03%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.872150	18.171456	22.18%	0
2019	12.603867	14.872150	18.00%	0
2018	14.040874	12.603867	-10.23%	0
2017	13.524079	14.040874	3.82%	0
2016	11.445569	13.524079	18.16%	0
2015	13.246627	11.445569	-13.60%	0
2014	13.919215	13.246627	-4.83%	0
2013	11.656263	13.919215	19.41%	0
2012	10.975482	11.656263	6.20%	0
2011	12.650700	10.975482	-13.24%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.398632	56.647547	27.59%	0
2019	34.971167	44.398632	26.96%	0
2018	35.133185	34.971167	-0.46%	239
2017	27.959682	35.133185	25.66%	239
2016	31.726679	27.959682	-11.87%	239
2015	28.580474	31.726679	11.01%	239
2014	22.066684	28.580474	29.52%	239
2013	14.854028	22.066684	48.56%	239
2012	11.488675	14.854028	29.29%	239
2011	10.544560	11.488675	8.95%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	66.774367	77.274739	15.73%	0
2019	51.803932	66.774367	28.90%	0
2018	68.602617	51.803932	-24.49%	0
2017	46.018047	68.602617	49.08%	0
2016	46.574700	46.018047	-1.20%	0
2015	54.865338	46.574700	-15.11%	0
2014	55.819633	54.865338	-1.71%	0
2013	50.486228	55.819633	10.56%	0
2012	39.406309	50.486228	28.12%	0
2011	53.762017	39.406309	-26.70%	201
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.829420	6.836897	17.28%	0
2019	5.294856	5.829420	10.10%	0
2018	7.495412	5.294856	-29.36%	0
2017	7.746583	7.495412	-3.24%	0
2016	5.472537	7.746583	41.55%	0
2015	8.353783	5.472537	-34.49%	0
2014	10.494193	8.353783	-20.40%	0
2013	9.639938	10.494193	8.86%	0
2012*	10.000000	9.639938	-3.60%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	29.737607	34.960601	17.56%	0
2019	26.932678	29.737607	10.41%	0
2018	38.048834	26.932678	-29.22%	0
2017	39.214476	38.048834	-2.97%	0
2016	27.645589	39.214476	41.85%	0
2015	42.087077	27.645589	-34.31%	0
2014	52.711778	42.087077	-20.16%	0
2013	48.316428	52.711778	9.10%	10
2012	47.351010	48.316428	2.04%	13
2011	57.419739	47.351010	-17.54%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.794517	10.489099	-2.83%	0
2019*	10.000000	10.794517	7.95%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.777424	57.275264	55.73%	0
2019	29.850241	36.777424	23.21%	0
2018	29.854838	29.850241	-0.02%	367
2017	24.032522	29.854838	24.23%	367
2016	22.597610	24.032522	6.35%	367
2015	23.574819	22.597610	-4.15%	367
2014	24.342431	23.574819	-3.15%	367
2013	16.416717	24.342431	48.28%	367
2012	15.419739	16.416717	6.47%	367
2011	16.375138	15.419739	-5.83%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.406891	13.868759	3.45%	8,855
2019	11.793009	13.406891	13.69%	10,801
2018	12.903356	11.793009	-8.61%	12,920
2017	11.440758	12.903356	12.78%	12,920
2016	11.219242	11.440758	1.97%	12,920
2015	11.522572	11.219242	-2.63%	12,920
2014	11.208713	11.522572	2.80%	12,920
2013	10.150789	11.208713	10.42%	10,135
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.820984	8.894305	0.83%	0
2019	7.656240	8.820984	15.21%	0
2018*	10.000000	7.656240	-23.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.104355	21.455123	1.66%	129
2019	17.842166	21.104355	18.28%	2,065
2018	21.353909	17.842166	-16.45%	3,768
2017	19.180591	21.353909	11.33%	3,707
2016	15.579730	19.180591	23.11%	3,537
2015	16.746501	15.579730	-6.97%	3,149
2014	15.581719	16.746501	7.48%	4,116
2013	11.475886	15.581719	35.78%	3,333
2012	9.819678	11.475886	16.87%	3,184
2011	10.893002	9.819678	-9.85%	1,400
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.216082	15.364130	8.08%	6,093
2019	13.232602	14.216082	7.43%	6,200
2018	13.803775	13.232602	-4.14%	6,004
2017	13.496597	13.803775	2.28%	5,938
2016	13.105780	13.496597	2.98%	6,452
2015	13.621321	13.105780	-3.78%	6,439
2014	13.366657	13.621321	1.91%	6,613
2013	14.804972	13.366657	-9.72%	13,347
2012	13.975831	14.804972	5.93%	13,034
2011	12.677558	13.975831	10.24%	12,082
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	31.144335	34.351988	10.30%	837
2019	25.470479	31.144335	22.28%	860
2018	27.725048	25.470479	-8.13%	842
2017	23.324917	27.725048	18.86%	881
2016	20.834029	23.324917	11.96%	1,683
2015	22.376880	20.834029	-6.89%	1,909
2014	20.162123	22.376880	10.98%	2,035
2013	15.047642	20.162123	33.99%	2,276
2012	13.293928	15.047642	13.19%	2,484
2011	13.068760	13.293928	1.72%	3,051

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	23.382997	29.037182	24.18%	0
2019	18.457274	23.382997	26.69%	0
2018	22.070757	18.457274	-16.37%	0
2017	17.050842	22.070757	29.44%	0
2016	18.289175	17.050842	-6.77%	0
2015	18.399963	18.289175	-0.60%	0
2014	19.738758	18.399963	-6.78%	0
2013	16.345603	19.738758	20.76%	0
2012	13.675763	16.345603	19.52%	0
2011	15.760559	13.675763	-13.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.266219	28.222158	-0.16%	354
2019	22.185779	28.266219	27.41%	1,020
2018	25.803205	22.185779	-14.02%	1,022
2017	23.416875	25.803205	10.19%	1,090
2016	19.320661	23.416875	21.20%	1,498
2015	19.869759	19.320661	-2.76%	1,600
2014	17.300391	19.869759	14.85%	1,596
2013	13.478073	17.300391	28.36%	2,283
2012	11.745193	13.478073	14.75%	2,194
2011	11.988741	11.745193	-2.03%	1,495
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	42.544013	42.379735	-0.39%	0
2019	33.948466	42.544013	25.32%	0
2018	37.882173	33.948466	-10.38%	0
2017	35.310323	37.882173	7.28%	0
2016	29.707961	35.310323	18.86%	0
2015	31.331528	29.707961	-5.18%	0
2014	28.086530	31.331528	11.55%	0
2013	21.613509	28.086530	29.95%	0
2012	19.122698	21.613509	13.03%	0
2011	19.189175	19.122698	-0.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.054051	30.54%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.763032	12.417955	5.57%	0
2019	10.381120	11.763032	13.31%	0
2018	10.836995	10.381120	-4.21%	0
2017	10.258728	10.836995	5.64%	0
2016	9.217194	10.258728	11.30%	0
2015*	10.000000	9.217194	-7.83%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.626490	11.378619	7.08%	0
2019	9.869171	10.626490	7.67%	0
2018	10.077667	9.869171	-2.07%	0
2017	9.897857	10.077667	1.82%	0
2016	9.792122	9.897857	1.08%	0
2015*	10.000000	9.792122	-2.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.753761	15.074236	2.17%	667
2019	11.733519	14.753761	25.74%	894
2018	12.847824	11.733519	-8.67%	405
2017	11.179574	12.847824	14.92%	385
2016	9.764095	11.179574	14.50%	353
2015*	10.000000	9.764095	-2.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.171972	21.639072	19.08%	6,640
2019	15.643143	18.171972	16.17%	9,876
2018	17.158871	15.643143	-8.83%	14,384
2017	15.296183	17.158871	12.18%	19,483
2016	14.936588	15.296183	2.41%	18,692
2015	15.294106	14.936588	-2.34%	18,720
2014	15.209523	15.294106	0.56%	19,770
2013	13.475079	15.209523	12.87%	20,782
2012	12.421855	13.475079	8.48%	5,198
2011	13.067152	12.421855	-4.94%	3,062
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.278438	14.126885	6.39%	192
2019	11.230341	13.278438	18.24%	192
2018	13.502950	11.230341	-16.83%	192
2017	11.897741	13.502950	13.49%	192
2016	10.468677	11.897741	13.65%	192
2015	10.885861	10.468677	-3.83%	192
2014*	10.000000	10.885861	8.86%	192
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.501158	38.747301	9.14%	3,355
2019	29.446168	35.501158	20.56%	4,529
2018	32.794953	29.446168	-10.21%	5,973
2017	29.574284	32.794953	10.89%	6,242
2016	23.843593	29.574284	24.03%	6,368
2015	24.746371	23.843593	-3.65%	7,055
2014	23.862879	24.746371	3.70%	10,061
2013	17.190298	23.862879	38.82%	11,181
2012	15.056008	17.190298	14.18%	13,667
2011	15.176213	15.056008	-0.79%	14,448

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	34.912269	40.643166	16.42%	26,717
2019	26.977388	34.912269	29.41%	31,313
2018	28.677972	26.977388	-5.93%	35,015
2017	23.917535	28.677972	19.90%	37,041
2016	21.703149	23.917535	10.20%	41,317
2015	21.759255	21.703149	-0.26%	65,653
2014	19.446442	21.759255	11.89%	72,638
2013	14.930538	19.446442	30.25%	96,703
2012	13.077254	14.930538	14.17%	119,380
2011	13.011532	13.077254	0.51%	153,861
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.394323	33.549377	22.47%	149
2019	20.667938	27.394323	32.55%	149
2018	21.917174	20.667938	-5.70%	154
2017	19.262569	21.917174	13.78%	185
2016	17.690355	19.262569	8.89%	185
2015	18.524250	17.690355	-4.50%	185
2014	16.551165	18.524250	11.92%	185
2013	12.488505	16.551165	32.53%	31
2012	11.305934	12.488505	10.46%	31
2011	11.357968	11.305934	-0.46%	350
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	34.399223	41.973899	22.02%	4,684
2019	25.621347	34.399223	34.26%	4,676
2018	27.884681	25.621347	-8.12%	5,022
2017	22.197876	27.884681	25.62%	5,687
2016	20.852617	22.197876	6.45%	6,748
2015	21.672969	20.852617	-3.79%	6,927
2014	20.324933	21.672969	6.63%	7,164
2013	17.012719	20.324933	19.47%	8,662
2012	15.617148	17.012719	8.94%	7,655
2011	14.521692	15.617148	7.54%	8,940
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.107420	11.648524	4.87%	0
2019	9.662869	11.107420	14.95%	0
2018	10.203867	9.662869	-5.30%	0
2017*	10.000000	10.203867	2.04%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.306633	16.701342	-3.50%	0
2019	13.735927	17.306633	26.00%	58
2018	16.765808	13.735927	-18.07%	0
2017	15.206604	16.765808	10.25%	0
2016	11.758795	15.206604	29.32%	0
2015	12.743222	11.758795	-7.73%	0
2014	12.230454	12.743222	4.19%	0
2013*	10.000000	12.230454	22.30%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.051106	11.119870	0.62%	0
2019	10.461771	11.051106	5.63%	0
2018	10.614841	10.461771	-1.44%	0
2017	10.401626	10.614841	2.05%	0
2016	9.677816	10.401626	7.48%	0
2015	9.908563	9.677816	-2.33%	0
2014*	10.000000	9.908563	-0.91%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.582812	20.886967	6.66%	785
2019	18.137927	19.582812	7.97%	713
2018	18.497193	18.137927	-1.94%	1,173
2017	18.022340	18.497193	2.63%	1,525
2016	17.595412	18.022340	2.43%	1,810
2015	17.879734	17.595412	-1.59%	2,293
2014	17.462055	17.879734	2.39%	2,533
2013	17.519704	17.462055	-0.33%	2,945
2012	16.186390	17.519704	8.24%	3,055
2011	16.042727	16.186390	0.90%	2,997
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.504708	13.562781	29.11%	0
2019	8.242252	10.504708	27.45%	0
2018*	10.000000	8.242252	-17.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.440420	19.337174	10.88%	0
2019	15.240696	17.440420	14.43%	3,391
2018	16.111721	15.240696	-5.41%	14
2017	14.453855	16.111721	11.47%	466
2016	13.916656	14.453855	3.86%	1,481
2015	14.151227	13.916656	-1.66%	1,808
2014	13.746966	14.151227	2.94%	2,612
2013	12.289221	13.746966	11.86%	3,995
2012	11.154354	12.289221	10.17%	2,694
2011	11.338883	11.154354	-1.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.190632	20.621740	13.36%	3,572
2019	15.365152	18.190632	18.39%	6,799
2018	16.566835	15.365152	-7.25%	3,722
2017	14.418107	16.566835	14.90%	3,954
2016	13.782086	14.418107	4.61%	5,718
2015	14.022071	13.782086	-1.71%	5,889
2014	13.580533	14.022071	3.25%	6,345
2013	11.872166	13.580533	14.39%	6,319
2012	10.632757	11.872166	11.66%	6,080
2011	10.900559	10.632757	-2.46%	1,256

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.520588	22.484022	15.18%	1,848
2019	15.909829	19.520588	22.70%	1,884
2018	17.509318	15.909829	-9.14%	2,308
2017	14.690093	17.509318	19.19%	2,272
2016	13.979113	14.690093	5.09%	2,905
2015	14.218184	13.979113	-1.68%	2,778
2014	13.744581	14.218184	3.45%	5,304
2013	11.467459	13.744581	19.86%	5,302
2012	10.066257	11.467459	13.92%	5,657
2011	10.486471	10.066257	-4.01%	3,783
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.791881	16.616278	20.48%	0
2019	11.264219	13.791881	22.44%	0
2018	11.949937	11.264219	-5.74%	0
2017	10.431782	11.949937	14.55%	0
2016*	10.000000	10.431782	4.32%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	49.292495	63.424919	28.67%	0
2019	38.012372	49.292495	29.67%	0
2018	41.208834	38.012372	-7.76%	0
2017	34.305292	41.208834	20.12%	0
2016	32.223929	34.305292	6.46%	0
2015	32.483697	32.223929	-0.80%	0
2014	29.448410	32.483697	10.31%	0
2013	22.761930	29.448410	29.38%	0
2012	19.838769	22.761930	14.73%	0
2011	20.654363	19.838769	-3.95%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.006869	14.141246	28.48%	0
2019*	10.000000	11.006869	10.07%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.381868	5.549722	-33.79%	3,019
2019	7.736526	8.381868	8.34%	4,675
2018	10.425087	7.736526	-25.79%	7,168
2017	10.868998	10.425087	-4.08%	14,675
2016	8.252280	10.868998	31.71%	14,433
2015	10.555660	8.252280	-21.82%	14,171
2014	12.266121	10.555660	-13.94%	12,859
2013	10.015617	12.266121	22.47%	15,411
2012	9.694050	10.015617	3.32%	21,516
2011	10.365409	9.694050	-6.48%	33,820

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	31.505381	33.114439	5.11%	11,293
2019	25.082696	31.505381	25.61%	11,366
2018	27.759844	25.082696	-9.64%	11,438
2017	24.944592	27.759844	11.29%	11,651
2016	21.445615	24.944592	16.32%	13,705
2015	22.665829	21.445615	-5.38%	14,500
2014	21.147463	22.665829	7.18%	14,292
2013	16.745892	21.147463	26.28%	16,990
2012	14.485799	16.745892	15.60%	17,660
2011	14.558594	14.485799	-0.50%	16,361
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.841900	15.753414	6.14%	210
2019	11.601602	14.841900	27.93%	410
2018	12.951879	11.601602	-10.43%	395
2017	11.258405	12.951879	15.04%	375
2016*	10.000000	11.258405	12.58%	7,519
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	35.794638	59.498904	66.22%	0
2019	25.788870	35.794638	38.80%	0
2018	23.270801	25.788870	10.82%	0
2017	17.550701	23.270801	32.59%	0
2016	17.746394	17.550701	-1.10%	0
2015	17.054417	17.746394	4.06%	0
2014	15.421332	17.054417	10.59%	0
2013	11.345994	15.421332	35.92%	0
2012	9.627763	11.345994	17.85%	0
2011	9.551006	9.627763	0.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	37.879410	53.716903	41.81%	2,388
2019	28.615572	37.879410	32.37%	2,614
2018	29.089499	28.615572	-1.63%	6,487
2017	21.841282	29.089499	33.19%	7,748
2016	21.982488	21.841282	-0.64%	8,617
2015	20.815277	21.982488	5.61%	10,560
2014	18.976948	20.815277	9.69%	10,637
2013	14.123356	18.976948	34.37%	18,701
2012	12.499038	14.123356	13.00%	15,780
2011	12.651861	12.499038	-1.21%	16,432

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.969806	20.222046	1.26%	1,334
2019	17.614915	19.969806	13.37%	1,472
2018	18.524286	17.614915	-4.91%	2,044
2017	17.537035	18.524286	5.63%	2,047
2016	15.542531	17.537035	12.83%	3,025
2015	16.370073	15.542531	-5.06%	3,926
2014	16.417672	16.370073	-0.29%	948
2013	15.719020	16.417672	4.44%	1,354
2012	13.953786	15.719020	12.65%	1,737
2011	13.609972	13.953786	2.53%	2,300
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.736430	16.960776	7.78%	3,270
2019	14.557043	15.736430	8.10%	3,518
2018	14.851235	14.557043	-1.98%	3,696
2017	14.452922	14.851235	2.76%	5,204
2016	14.002143	14.452922	3.22%	6,168
2015	14.294645	14.002143	-2.05%	10,844
2014	13.701852	14.294645	4.33%	11,070
2013	14.156871	13.701852	-3.21%	16,017
2012	13.568328	14.156871	4.34%	13,463
2011	12.828733	13.568328	5.77%	13,257
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.595835	25.147398	16.45%	3,634
2019	17.747616	21.595835	21.68%	3,639
2018	21.077601	17.747616	-15.80%	4,091
2017	17.700517	21.077601	19.08%	4,928
2016	16.003604	17.700517	10.60%	5,952
2015	16.469632	16.003604	-2.83%	5,565
2014	15.720897	16.469632	4.76%	8,247
2013	11.712215	15.720897	34.23%	10,282
2012	10.346673	11.712215	13.20%	12,632
2011	11.746913	10.346673	-11.92%	9,468
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	23.509982	26.786135	13.94%	2,006
2019	18.666076	23.509982	25.95%	2,082
2018	22.232256	18.666076	-16.04%	2,413
2017	17.321268	22.232256	28.35%	2,590
2016	18.505429	17.321268	-6.40%	3,449
2015	18.126006	18.505429	2.09%	4,471
2014	20.006826	18.126006	-9.40%	596
2013	15.555301	20.006826	28.62%	596
2012	13.081522	15.555301	18.91%	596
2011	16.020275	13.081522	-18.34%	611

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.412111	10.493533	-8.05%	0
2019	9.408982	11.412111	21.29%	0
2018	10.196671	9.408982	-7.72%	473
2017*	10.000000	10.196671	1.97%	397
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.421235	31.397870	6.72%	1,687
2019	22.208286	29.421235	32.48%	1,681
2018	27.233903	22.208286	-18.45%	1,917
2017	23.156939	27.233903	17.61%	2,687
2016	21.440675	23.156939	8.00%	2,723
2015	22.418957	21.440675	-4.36%	2,709
2014	21.300268	22.418957	5.25%	3,699
2013	16.552264	21.300268	28.68%	3,925
2012	13.201500	16.552264	25.38%	4,102
2011	14.680826	13.201500	-10.08%	3,280
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.177431	16.730805	10.23%	770
2019	12.836000	15.177431	18.24%	761
2018	14.402300	12.836000	-10.88%	778
2017	13.037157	14.402300	10.47%	767
2016	11.676101	13.037157	11.66%	1,358
2015	12.620008	11.676101	-7.48%	2,077
2014	12.438455	12.620008	1.46%	2,108
2013	10.187087	12.438455	22.10%	1,924
2012	8.953922	10.187087	13.77%	254
2011	9.218340	8.953922	-2.87%	254
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.434027	18.311316	-0.67%	3,124
2019	16.100690	18.434027	14.49%	3,124
2018	17.056373	16.100690	-5.60%	3,125
2017	15.764238	17.056373	8.20%	3,125
2016	14.014111	15.764238	12.49%	3,128
2015	15.284102	14.014111	-8.31%	3,677
2014	14.809675	15.284102	3.20%	5,471
2013	13.175492	14.809675	12.40%	3,135
2012	11.856123	13.175492	11.13%	163
2011	11.738165	11.856123	1.00%	4,757

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.123811	21.919925	3.77%	582
2019	16.947525	21.123811	24.64%	724
2018	19.720081	16.947525	-14.06%	958
2017	18.064946	19.720081	9.16%	948
2016	14.065411	18.064946	28.44%	1,255
2015	15.395158	14.065411	-8.64%	4,952
2014	15.517245	15.395158	-0.79%	4,979
2013	11.545575	15.517245	34.40%	4,973
2012	9.886094	11.545575	16.79%	3,360
2011	10.412660	9.886094	-5.06%	2,070
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.346845	14.273213	15.60%	11
2019	9.878542	12.346845	24.99%	74
2018	11.893068	9.878542	-16.94%	74
2017	8.585843	11.893068	38.52%	11
2016	7.410485	8.585843	15.86%	11
2015	9.343599	7.410485	-20.69%	11
2014*	10.000000	9.343599	-6.56%	11
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.944812	17.540412	-2.25%	0
2019	16.120886	17.944812	11.31%	0
2018	19.287869	16.120886	-16.42%	0
2017	16.707421	19.287869	15.44%	0
2016	15.755371	16.707421	6.04%	0
2015	17.046353	15.755371	-7.57%	0
2014	19.390705	17.046353	-12.09%	0
2013	15.944981	19.390705	21.61%	0
2012	13.629146	15.944981	16.99%	0
2011	15.426648	13.629146	-11.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.998713	8.774431	-2.49%	89
2019	8.106225	8.998713	11.01%	89
2018	9.718538	8.106225	-16.59%	89
2017	8.441923	9.718538	15.12%	89
2016	7.984248	8.441923	5.73%	90
2015	8.655505	7.984248	-7.76%	90
2014*	10.000000	8.655505	-13.44%	90
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.749239	9.109682	-6.56%	422
2019	9.687656	9.749239	0.64%	434
2018	9.634275	9.687656	0.55%	1,357
2017	9.581245	9.634275	0.55%	1,757
2016	9.434766	9.581245	1.55%	2,489
2015	9.994111	9.434766	-5.60%	2,520
2014*	10.000000	9.994111	-0.06%	2,956

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.055855	13.409404	2.71%	865
2019	11.823232	13.055855	10.43%	1,168
2018	12.529171	11.823232	-5.63%	1,349
2017	11.227984	12.529171	11.59%	1,334
2016	10.908081	11.227984	2.93%	1,267
2015	11.740326	10.908081	-7.09%	1,168
2014	11.449263	11.740326	2.54%	1,077
2013	10.219489	11.449263	12.03%	834
2012*	10.000000	10.219489	2.19%	190
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.093972	10.626809	5.28%	0
2019	9.402612	10.093972	7.35%	0
2018*	10.000000	9.402612	-5.97%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.008603	10.602955	5.94%	0
2019	9.661230	10.008603	3.60%	0
2018	10.317760	9.661230	-6.36%	0
2017	10.087884	10.317760	2.28%	2,509
2016	10.275245	10.087884	-1.82%	2,509
2015	10.226781	10.275245	0.47%	2,509
2014	9.905190	10.226781	3.25%	2,509
2013*	10.000000	9.905190	-0.95%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.628352	16.442577	5.21%	0
2019	13.049486	15.628352	19.76%	0
2018	14.405911	13.049486	-9.42%	0
2017	12.691431	14.405911	13.51%	0
2016	11.655282	12.691431	8.89%	0
2015	11.894023	11.655282	-2.01%	0
2014	11.482202	11.894023	3.59%	0
2013	9.757529	11.482202	17.68%	0
2012	8.485310	9.757529	14.99%	0
2011	10.215975	8.485310	-16.94%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.674728	29.550263	30.32%	0
2019	17.320635	22.674728	30.91%	0
2018	18.901479	17.320635	-8.36%	0
2017	15.368172	18.901479	22.99%	0
2016	14.337294	15.368172	7.19%	0
2015	14.545055	14.337294	-1.43%	0
2014	13.042155	14.545055	11.52%	0
2013	10.129125	13.042155	28.76%	0
2012	8.867734	10.129125	14.22%	0
2011	9.395338	8.867734	-5.62%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.275753	21.409021	11.07%	0
2019	16.268086	19.275753	18.49%	0
2018	17.494009	16.268086	-7.01%	0
2017	15.502343	17.494009	12.85%	0
2016	14.547918	15.502343	6.56%	0
2015	14.731217	14.547918	-1.24%	0
2014	13.993746	14.731217	5.27%	0
2013	12.407229	13.993746	12.79%	0
2012	11.102264	12.407229	11.75%	0
2011	11.180762	11.102264	-0.70%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.040723	22.151028	0.50%	0
2019	18.055985	22.040723	22.07%	0
2018	20.480535	18.055985	-11.84%	0
2017	18.087551	20.480535	13.23%	0
2016	14.940651	18.087551	21.06%	0
2015	15.892163	14.940651	-5.99%	0
2014	14.970220	15.892163	6.16%	0
2013	11.391585	14.970220	31.41%	0
2012	9.997819	11.391585	13.94%	0
2011	10.594846	9.997819	-5.64%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.508573	21.170710	3.23%	0
2019	18.609981	20.508573	10.20%	0
2018	19.677114	18.609981	-5.42%	0
2017	18.775258	19.677114	4.80%	0
2016	16.194443	18.775258	15.94%	0
2015	17.091614	16.194443	-5.25%	0
2014	16.900675	17.091614	1.13%	0
2013	15.954136	16.900675	5.93%	0
2012	14.079678	15.954136	13.31%	0
2011	14.277168	14.079678	-1.38%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.518994	22.976322	-2.31%	0
2019	19.449557	23.518994	20.92%	0
2018	22.576584	19.449557	-13.85%	0
2017	22.068528	22.576584	2.30%	0
2016	17.668723	22.068528	24.90%	0
2015	19.179918	17.668723	-7.88%	0
2014	19.714737	19.179918	-2.71%	0
2013	14.609153	19.714737	34.95%	0
2012	12.392098	14.609153	17.89%	0
2011	13.168176	12.392098	-5.89%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.033068	24.728402	2.89%	0
2019	19.227938	24.033068	24.99%	0
2018	22.398760	19.227938	-14.16%	0
2017	19.967192	22.398760	12.18%	0
2016	15.967641	19.967192	25.05%	0
2015	17.366004	15.967641	-8.05%	0
2014	17.444373	17.366004	-0.45%	0
2013	13.263226	17.444373	31.52%	0
2012	11.479898	13.263226	15.53%	0
2011	12.579476	11.479898	-8.74%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.088590	28.724959	30.04%	0
2019	17.815663	22.088590	23.98%	0
2018	20.135883	17.815663	-11.52%	0
2017	16.677978	20.135883	20.73%	0
2016	14.900672	16.677978	11.93%	0
2015	15.302668	14.900672	-2.63%	0
2014	14.257255	15.302668	7.33%	0
2013	10.225369	14.257255	39.43%	0
2012	9.291945	10.225369	10.05%	0
2011	9.607057	9.291945	-3.28%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.102948	34.143195	36.01%	0
2019	19.000981	25.102948	32.11%	0
2018	19.988956	19.000981	-4.94%	0
2017	15.573110	19.988956	28.36%	0
2016	14.519410	15.573110	7.26%	0
2015	13.952084	14.519410	4.07%	0
2014	12.272957	13.952084	13.68%	0
2013	9.698671	12.272957	26.54%	0
2012	8.880223	9.698671	9.22%	0
2011	9.408083	8.880223	-5.61%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.596973	33.054865	40.08%	249
2019	17.533149	23.596973	34.58%	249
2018	18.493936	17.533149	-5.20%	249
2017	14.757665	18.493936	25.32%	304
2016	14.663314	14.757665	0.64%	304
2015	14.189934	14.663314	3.34%	675
2014	13.297860	14.189934	6.71%	491
2013	9.642499	13.297860	37.91%	491
2012*	10.000000	9.642499	-3.58%	396

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	39.125010	52.718951	34.74%	0
2019	29.120079	39.125010	34.36%	0
2018	31.314942	29.120079	-7.01%	0
2017	25.026675	31.314942	25.13%	0
2016	25.939529	25.026675	-3.52%	0
2015	25.394663	25.939529	2.15%	0
2014	22.305224	25.394663	13.85%	0
2013	17.427491	22.305224	27.99%	0
2012	15.480820	17.427491	12.57%	0
2011	15.874668	15.480820	-2.48%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	39.752320	55.172276	38.79%	3,593
2019	28.914583	39.752320	37.48%	3,654
2018	31.211046	28.914583	-7.36%	4,041
2017	24.564351	31.211046	27.06%	4,103
2016	24.331612	24.564351	0.96%	3,914
2015	23.136178	24.331612	5.17%	3,959
2014	22.170433	23.136178	4.36%	5,900
2013	16.526682	22.170433	34.15%	7,272
2012	14.387112	16.526682	14.87%	6,526
2011	14.425526	14.387112	-0.27%	7,599
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.657397	46.57%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	28.014758	35.274800	25.92%	6,011
2019	21.548399	28.014758	30.01%	6,112
2018	25.161322	21.548399	-14.36%	7,212
2017	18.662074	25.161322	34.83%	8,386
2016	18.901275	18.662074	-1.27%	10,449
2015	18.432936	18.901275	2.54%	14,781
2014	18.266478	18.432936	0.91%	15,677
2013	14.544654	18.266478	25.59%	1,126
2012	12.158600	14.544654	19.62%	1,187
2011	13.438803	12.158600	-9.53%	1,255
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.971179	13.814752	-13.50%	0
2019	13.162397	15.971179	21.34%	0
2018	14.218187	13.162397	-7.43%	0
2017	12.748627	14.218187	11.53%	0
2016	12.664282	12.748627	0.67%	0
2015	13.030470	12.664282	-2.81%	0
2014	11.523916	13.030470	13.07%	0
2013	11.373049	11.523916	1.33%	0
2012	8.998594	11.373049	26.39%	0
2011	9.756542	8.998594	-7.77%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.115334	11.338166	2.00%	1,017
2019	10.168830	11.115334	9.31%	1,017
2018	10.782950	10.168830	-5.70%	1,017
2017	10.284977	10.782950	4.84%	1,017
2016	9.786026	10.284977	5.10%	993
2015	10.149378	9.786026	-3.58%	1,360
2014	10.004279	10.149378	1.45%	1,048
2013	10.154625	10.004279	-1.48%	756
2012*	10.000000	10.154625	1.55%	393
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.703561	32.410502	12.91%	0
2019	21.958795	28.703561	30.72%	0
2018	22.061402	21.958795	-0.47%	0
2017	19.306810	22.061402	14.27%	0
2016	22.103643	19.306810	-12.65%	0
2015	21.719149	22.103643	1.77%	0
2014	18.397669	21.719149	18.05%	0
2013	13.269579	18.397669	38.65%	0
2012	11.126323	13.269579	19.26%	0
2011	10.849737	11.126323	2.55%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	27.608537	31.047543	12.46%	0
2019	21.766928	27.608537	26.84%	0
2018	25.953329	21.766928	-16.13%	0
2017	21.387728	25.953329	21.35%	0
2016	21.777963	21.387728	-1.79%	0
2015	22.605740	21.777963	-3.66%	0
2014	22.839413	22.605740	-1.02%	0
2013	19.453172	22.839413	17.41%	0
2012	17.068799	19.453172	13.97%	0
2011	18.552670	17.068799	-8.00%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	33.977496	38.192164	12.40%	8,800
2019	26.076713	33.977496	30.30%	9,041
2018	28.698873	26.076713	-9.14%	9,686
2017	24.882846	28.698873	15.34%	10,203
2016	22.597250	24.882846	10.11%	10,959
2015	22.168648	22.597250	1.93%	11,942
2014	20.299315	22.168648	9.21%	12,098
2013	15.615420	20.299315	30.00%	14,803
2012	13.544448	15.615420	15.29%	18,327
2011	13.731396	13.544448	-1.36%	23,393

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.628065	17.870084	7.47%	0
2019	13.480454	16.628065	23.35%	0
2018	15.459204	13.480454	-12.80%	0
2017	13.667447	15.459204	13.11%	0
2016	12.242528	13.667447	11.64%	0
2015	12.965066	12.242528	-5.57%	0
2014	12.616435	12.965066	2.76%	0
2013	9.955345	12.616435	26.73%	0
2012*	10.000000	9.955345	-0.45%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.833531	27.014300	18.31%	891
2019	18.301438	22.833531	24.76%	1,448
2018	20.689242	18.301438	-11.54%	1,524
2017	18.370899	20.689242	12.62%	1,143
2016	15.773911	18.370899	16.46%	1,115
2015	16.992191	15.773911	-7.17%	1,092
2014	15.388351	16.992191	10.42%	1,175
2013	11.061742	15.388351	39.11%	1,073
2012	9.503968	11.061742	16.39%	416
2011	9.851723	9.503968	-3.53%	86
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.015678	13.153615	19.41%	0
2019	8.727041	11.015678	26.22%	0
2018	10.997362	8.727041	-20.64%	0
2017	8.816007	10.997362	24.74%	0
2016	9.185747	8.816007	-4.03%	0
2015	9.030960	9.185747	1.71%	0
2014*	10.000000	9.030960	-9.69%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	32.575019	36.594953	12.34%	1,517
2019	27.115529	32.575019	20.13%	1,552
2018	29.069819	27.115529	-6.72%	4,275
2017	24.913963	29.069819	16.68%	8,409
2016	25.919646	24.913963	-3.88%	8,365
2015	28.667098	25.919646	-9.58%	8,699
2014	30.674498	28.667098	-6.54%	8,227
2013	24.849103	30.674498	23.44%	7,277
2012	21.136731	24.849103	17.56%	3,484
2011	23.089227	21.136731	-8.46%	5,763

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.983685	31.361847	4.60%	194
2019	27.334520	29.983685	9.69%	194
2018	28.309360	27.334520	-3.44%	194
2017	26.899207	28.309360	5.24%	194
2016	23.467644	26.899207	14.62%	185
2015	25.443931	23.467644	-7.77%	251
2014	25.310047	25.443931	0.53%	232
2013	23.218567	25.310047	9.01%	114
2012	19.838867	23.218567	17.04%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.019576	57.355554	46.99%	0
2019	28.674230	39.019576	36.08%	196
2018	29.085814	28.674230	-1.42%	195
2017	23.233700	29.085814	25.19%	147
2016	22.193504	23.233700	4.69%	124
2015	23.877356	22.193504	-7.05%	84
2014	22.438337	23.877356	6.41%	47
2013	17.504752	22.438337	28.18%	17
2012	15.625954	17.504752	12.02%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.559033	11.484322	8.76%	0
2019	9.794801	10.559033	7.80%	0
2018	10.058977	9.794801	-2.63%	0
2017	9.865484	10.058977	1.96%	0
2016	9.782774	9.865484	0.85%	0
2015*	10.000000	9.782774	-2.17%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.749028	39.431847	37.16%	1,349
2019	21.294812	28.749028	35.00%	1,364
2018	21.223086	21.294812	0.34%	2,329
2017	16.548673	21.223086	28.25%	2,500
2016	16.454881	16.548673	0.57%	3,866
2015	14.901256	16.454881	10.43%	8,165
2014	13.925952	14.901256	7.00%	8,308
2013	10.785306	13.925952	29.12%	7,979
2012	8.827190	10.785306	22.18%	7,363
2011	9.615212	8.827190	-8.20%	9,738

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.817621	26.494076	48.70%	2,626
2019	12.471658	17.817621	42.86%	6,267
2018	12.529394	12.471658	-0.46%	8,623
2017	8.764026	12.529394	42.96%	11,770
2016	7.802824	8.764026	12.32%	14,350
2015	7.558459	7.802824	3.23%	12,411
2014	7.006919	7.558459	7.87%	13,495
2013	5.246127	7.006919	33.56%	12,493
2012	4.463381	5.246127	17.54%	8,991
2011	4.953177	4.463381	-9.89%	1,647
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.965333	15.984196	14.46%	413
2019	11.172609	13.965333	25.00%	413
2018	13.346635	11.172609	-16.29%	991
2017	10.342695	13.346635	29.04%	1,246
2016	11.237618	10.342695	-7.96%	2,001
2015	12.491225	11.237618	-10.04%	1,936
2014	14.405470	12.491225	-13.29%	6,977
2013	12.777721	14.405470	12.74%	6,735
2012	11.444515	12.777721	11.65%	7,352
2011	17.145500	11.444515	-33.25%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	33.703949	33.371914	-0.99%	2,340
2019	26.952376	33.703949	25.05%	2,431
2018	30.991610	26.952376	-13.03%	2,744
2017	27.613586	30.991610	12.23%	2,736
2016	24.404181	27.613586	13.15%	2,643
2015	25.412954	24.404181	-3.97%	2,907
2014	22.379755	25.412954	13.55%	2,943
2013	17.147153	22.379755	30.52%	3,199
2012	14.439939	17.147153	18.75%	4,311
2011	14.327528	14.439939	0.78%	3,630
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.485210	10.211759	-2.61%	0
2019	8.996555	10.485210	16.55%	0
2018	11.198487	8.996555	-19.66%	791
2017	8.880214	11.198487	26.11%	582
2016	7.452718	8.880214	19.15%	0
2015	9.450062	7.452718	-21.14%	0
2014*	10.000000	9.450062	-5.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.667527	11.305081	5.98%	0
2019	9.974658	10.667527	6.95%	0
2018	10.216799	9.974658	-2.37%	0
2017	9.970969	10.216799	2.47%	0
2016*	10.000000	9.970969	-0.29%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.680190	32.573357	43.62%	105
2019	16.273592	22.680190	39.37%	105
2018	16.785826	16.273592	-3.05%	105
2017	13.468357	16.785826	24.63%	105
2016	12.548081	13.468357	7.33%	105
2015	12.998711	12.548081	-3.47%	105
2014	14.244140	12.998711	-8.74%	879
2013	10.224572	14.244140	39.31%	394
2012*	10.000000	10.224572	2.25%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.174610	24.616271	1.83%	151
2019	18.922236	24.174610	27.76%	281
2018	21.398909	18.922236	-11.57%	721
2017	18.484184	21.398909	15.77%	978
2016	16.467843	18.484184	12.24%	1,012
2015	16.850590	16.467843	-2.27%	1,555
2014	15.499830	16.850590	8.71%	1,582
2013	11.587269	15.499830	33.77%	2,456
2012	10.136310	11.587269	14.31%	2,982
2011	10.322888	10.136310	-1.81%	2,542
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.854308	12.367589	13.94%	0
2019*	10.000000	10.854308	8.54%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.197997	26.323227	18.58%	0
2019	17.907836	22.197997	23.96%	0
2018	20.109857	17.907836	-10.95%	0
2017	16.073429	20.109857	25.11%	0
2016	15.690071	16.073429	2.44%	0
2015	14.959329	15.690071	4.88%	3,765
2014	14.994200	14.959329	-0.23%	3,824
2013	11.908476	14.994200	25.91%	2,899
2012	10.412896	11.908476	14.36%	0
2011	10.746091	10.412896	-3.10%	508
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.317934	33.18%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.630309	36.30%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.878131	15.822009	6.34%	387
2019	13.601826	14.878131	9.38%	387
2018	13.879371	13.601826	-2.00%	387
2017	13.242061	13.879371	4.81%	387
2016	12.649745	13.242061	4.68%	0
2015	12.906894	12.649745	-1.99%	176
2014	12.130637	12.906894	6.40%	176
2013	12.335750	12.130637	-1.66%	9
2012	11.426292	12.335750	7.96%	9
2011	10.963069	11.426292	4.23%	9
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	50.823558	52.917537	4.12%	76
2019	45.092468	50.823558	12.71%	76
2018	49.124848	45.092468	-8.21%	76
2017	45.388055	49.124848	8.23%	76
2016	41.615107	45.388055	9.07%	77
2015	42.660572	41.615107	-2.45%	77
2014	42.014417	42.660572	1.54%	77
2013	46.673255	42.014417	-9.98%	77
2012	40.109303	46.673255	16.37%	77
2011	37.985266	40.109303	5.59%	77
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.868302	11.539971	-2.77%	0
2019	9.408755	11.868302	26.14%	0
2018	10.355187	9.408755	-9.14%	473
2017	9.326549	10.355187	11.03%	391
2016	8.223058	9.326549	13.42%	0
2015*	10.000000	8.223058	-17.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.546996	21.388316	9.42%	0
2019	16.824666	19.546996	16.18%	0
2018	18.242723	16.824666	-7.77%	0
2017	15.926148	18.242723	14.55%	0
2016	15.290773	15.926148	4.16%	0
2015	16.559041	15.290773	-7.66%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.069180	34.374181	49.00%	305
2019	17.562902	23.069180	31.35%	359
2018	21.312108	17.562902	-17.59%	400
2017	17.176095	21.312108	24.08%	681
2016	17.787934	17.176095	-3.44%	831
2015	18.120401	17.787934	-1.83%	930
2014	18.555448	18.120401	-2.34%	1,028
2013	15.498432	18.555448	19.72%	0
2012	13.553599	15.498432	14.35%	0
2011	15.151118	13.553599	-10.54%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.977147	22.071865	10.49%	5,687
2019	16.766089	19.977147	19.15%	5,734
2018	17.887451	16.766089	-6.27%	15,382
2017	15.658572	17.887451	14.23%	17,412
2016	14.561756	15.658572	7.53%	14,592
2015	14.617188	14.561756	-0.38%	17,699
2014	14.112912	14.617188	3.57%	19,480
2013	11.604010	14.112912	21.62%	21,202
2012	10.165503	11.604010	14.15%	3,460
2011	10.209472	10.165503	-0.43%	13,433
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.489835	13.455501	7.73%	0
2019	11.617161	12.489835	7.51%	0
2018	11.904800	11.617161	-2.42%	0
2017	11.691765	11.904800	1.82%	0
2016	11.545328	11.691765	1.27%	27
2015	11.730420	11.545328	-1.58%	27
2014	11.327043	11.730420	3.56%	27
2013	11.785385	11.327043	-3.89%	108
2012	11.381759	11.785385	3.55%	108
2011	10.912484	11.381759	4.30%	108
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.651723	31.597685	28.18%	1,275
2019	18.540784	24.651723	32.96%	1,441
2018	20.751253	18.540784	-10.65%	4,690
2017	16.060828	20.751253	29.20%	4,564
2016	16.249589	16.060828	-1.16%	1,387
2015	15.460382	16.249589	5.10%	1,309
2014	15.389466	15.460382	0.46%	1,542
2013	12.126730	15.389466	26.91%	2,717
2012	10.069132	12.126730	20.43%	4,891
2011	11.254382	10.069132	-10.53%	4,830
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.520413	39.635358	49.45%	4,945
2019	20.634076	26.520413	28.53%	9,597
2018	21.056256	20.634076	-2.01%	12,923
2017	16.701120	21.056256	26.08%	13,135
2016	15.522153	16.701120	7.60%	12,709
2015	14.784351	15.522153	4.99%	20,016
2014	13.867974	14.784351	6.61%	17,327
2013	10.846099	13.867974	27.86%	22,047
2012	9.365156	10.846099	15.81%	13,352
2011	9.960000	9.365156	-5.97%	14,119

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.117641	23.557060	11.55%	3,877
2019	17.034399	21.117641	23.97%	4,314
2018	17.654577	17.034399	-3.51%	3,918
2017	14.677198	17.654577	20.29%	3,905
2016	13.392624	14.677198	9.59%	4,248
2015	13.429965	13.392624	-0.28%	4,770
2014	12.350590	13.429965	8.74%	5,246
2013	9.415433	12.350590	31.17%	5,997
2012	8.153379	9.415433	15.48%	2,028
2011	8.453715	8.153379	-3.55%	3,681
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.447700	20.990622	2.66%	2,390
2019	18.986695	20.447700	7.69%	2,484
2018	19.710153	18.986695	-3.67%	2,541
2017	18.789494	19.710153	4.90%	3,566
2016	17.530122	18.789494	7.18%	3,793
2015	18.298919	17.530122	-4.20%	4,513
2014	17.855870	18.298919	2.48%	4,572
2013	18.306060	17.855870	-2.46%	6,165
2012	16.532028	18.306060	10.73%	4,859
2011	15.876876	16.532028	4.13%	3,024
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	31.415256	34.200141	8.86%	304
2019	24.627600	31.415256	27.56%	340
2018	24.967276	24.627600	-1.36%	507
2017	20.998363	24.967276	18.90%	1,045
2016	19.108623	20.998363	9.89%	2,002
2015	19.190611	19.108623	-0.43%	2,425
2014	17.346060	19.190611	10.63%	2,565
2013	13.411983	17.346060	29.33%	3,804
2012	11.903878	13.411983	12.67%	4,186
2011	12.002966	11.903878	-0.83%	5,150
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	27.960345	28.583888	2.23%	7,366
2019	22.262711	27.960345	25.59%	7,545
2018	24.334886	22.262711	-8.52%	7,806
2017	20.904863	24.334886	16.41%	8,192
2016	17.974954	20.904863	16.30%	9,066
2015	19.445842	17.974954	-7.56%	13,299
2014	18.056492	19.445842	7.69%	12,951
2013	13.494159	18.056492	33.81%	10,910
2012	11.547116	13.494159	16.86%	11,444
2011	11.983456	11.547116	-3.64%	10,534

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.066626	13.635351	13.00%	0
2019	10.641381	12.066626	13.39%	0
2018	11.786237	10.641381	-9.71%	0
2017	10.087536	11.786237	16.84%	0
2016*	10.000000	10.087536	0.88%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.874439	18.737352	11.04%	0
2019	13.799067	16.874439	22.29%	0
2018	15.673140	13.799067	-11.96%	0
2017	13.261408	15.673140	18.19%	0
2016	12.404890	13.261408	6.90%	0
2015	12.799134	12.404890	-3.08%	2,310
2014	12.415957	12.799134	3.09%	2,310
2013	9.720625	12.415957	27.73%	1,545
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.143181	16.384832	8.20%	0
2019	13.212686	15.143181	14.61%	0
2018	14.284989	13.212686	-7.51%	0
2017	12.922577	14.284989	10.54%	770
2016	12.344881	12.922577	4.68%	770
2015	12.647807	12.344881	-2.40%	770
2014	12.292622	12.647807	2.89%	987
2013	10.867888	12.292622	13.11%	771
2012	9.919751	10.867888	9.56%	771
2011	10.192308	9.919751	-2.67%	13,718
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.308396	17.933054	9.96%	0
2019	13.748761	16.308396	18.62%	0
2018	15.176331	13.748761	-9.41%	0
2017	13.283830	15.176331	14.25%	0
2016	12.546506	13.283830	5.88%	0
2015	12.889463	12.546506	-2.66%	0
2014	12.479625	12.889463	3.28%	0
2013	10.433676	12.479625	19.61%	0
2012	9.307046	10.433676	12.11%	0
2011	9.771043	9.307046	-4.75%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.262603	14.076993	6.14%	0
2019	12.147850	13.262603	9.18%	0
2018	12.644413	12.147850	-3.93%	0
2017	12.050746	12.644413	4.93%	0
2016	11.676574	12.050746	3.20%	0
2015	11.923875	11.676574	-2.07%	0
2014	11.696785	11.923875	1.94%	0
2013	11.299466	11.696785	3.52%	0
2012	10.655439	11.299466	6.04%	0
2011	10.650655	10.655439	0.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.520155	12.973848	3.62%	0
2019	11.147286	12.520155	12.32%	0
2018	12.152900	11.147286	-8.27%	0
2017	10.733802	12.152900	13.22%	0
2016	10.307537	10.733802	4.14%	0
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.025012	13.794806	5.91%	0
2019	11.439775	13.025012	13.86%	0
2018	12.479927	11.439775	-8.33%	0
2017	10.739545	12.479927	16.21%	0
2016	10.249384	10.739545	4.78%	0
2015	10.922285	10.249384	-6.16%	0
2014	10.960668	10.922285	-0.35%	0
2013*	10.000000	10.960668	9.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.777101	17.227869	9.20%	1,458
2019	13.536813	15.777101	16.55%	1,539
2018	14.769770	13.536813	-8.35%	1,646
2017	13.136291	14.769770	12.43%	5,322
2016	12.474867	13.136291	5.30%	5,440
2015	12.781824	12.474867	-2.40%	5,565
2014	12.390488	12.781824	3.16%	5,703
2013	10.661747	12.390488	16.21%	5,835
2012	9.618214	10.661747	10.85%	575
2011	9.982416	9.618214	-3.65%	1,217

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.576550	18.357652	10.74%	0
2019	13.747234	16.576550	20.58%	0
2018	15.399939	13.747234	-10.73%	0
2017	13.221117	15.399939	16.48%	0
2016	12.455975	13.221117	6.14%	0
2015	12.819720	12.455975	-2.84%	0
2014	12.428198	12.819720	3.15%	143
2013	10.137244	12.428198	22.60%	0
2012	8.968194	10.137244	13.04%	0
2011	9.536164	8.968194	-5.96%	614
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.611769	15.719780	7.58%	0
2019	12.958458	14.611769	12.76%	0
2018	13.793809	12.958458	-6.06%	0
2017	12.724189	13.793809	8.41%	0
2016	12.168029	12.724189	4.57%	0
2015	12.467336	12.168029	-2.40%	0
2014	12.142261	12.467336	2.68%	0
2013	11.064882	12.142261	9.74%	0
2012	10.192902	11.064882	8.55%	0
2011	10.360114	10.192902	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.662173	16.251042	3.76%	32
2019	14.114127	15.662173	10.97%	110
2018	16.971059	14.114127	-16.83%	178
2017	14.018018	16.971059	21.07%	432
2016	14.052606	14.018018	-0.25%	416
2015	14.823482	14.052606	-5.20%	491
2014	16.359131	14.823482	-9.39%	609
2013	13.808265	16.359131	18.47%	1,318
2012	11.707206	13.808265	17.95%	1,529
2011	13.551092	11.707206	-13.61%	1,994
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.748722	17.49%	1,522
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.857153	14.628638	5.57%	9
2019	12.893670	13.857153	7.47%	116
2018	13.126112	12.893670	-1.77%	190
2017	12.744891	13.126112	2.99%	387
2016	12.263219	12.744891	3.93%	360
2015	12.521223	12.263219	-2.06%	481
2014	12.081801	12.521223	3.64%	409
2013	12.485812	12.081801	-3.24%	422
2012	11.746298	12.485812	6.30%	2,388
2011	11.169967	11.746298	5.16%	4,475

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.340704	15.426015	7.57%	0
2019	13.264405	14.340704	8.11%	0
2018	13.645255	13.264405	-2.79%	0
2017	13.329376	13.645255	2.37%	0
2016	13.075110	13.329376	1.94%	0
2015	13.322944	13.075110	-1.86%	0
2014	12.876674	13.322944	3.47%	0
2013	13.325910	12.876674	-3.37%	0
2012	12.611065	13.325910	5.67%	0
2011	12.054199	12.611065	4.62%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.610680	10.859138	2.34%	0
2019	10.091279	10.610680	5.15%	0
2018*	10.000000	10.091279	0.91%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	25.626762	28.642646	11.77%	2,040
2019	21.129224	25.626762	21.29%	2,093
2018	25.937632	21.129224	-18.54%	3,020
2017	18.580122	25.937632	39.60%	3,997
2016	17.484463	18.580122	6.27%	4,078
2015	21.098791	17.484463	-17.13%	4,814
2014	22.633893	21.098791	-6.78%	5,054
2013	22.773826	22.633893	-0.61%	0
2012	19.695139	22.773826	15.63%	0
2011	25.718880	19.695139	-23.42%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	25.518327	26.688120	4.58%	1,387
2019	22.544342	25.518327	13.19%	1,862
2018	23.561158	22.544342	-4.32%	2,090
2017	22.371082	23.561158	5.32%	2,145
2016	19.864318	22.371082	12.62%	2,149
2015	20.675241	19.864318	-3.92%	3,500
2014	20.436953	20.675241	1.17%	4,670
2013	19.348266	20.436953	5.63%	541
2012	17.121352	19.348266	13.01%	547
2011	16.716897	17.121352	2.42%	604
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	16.357341	17.118054	4.65%	3,425
2019	15.602832	16.357341	4.84%	3,685
2018	15.825126	15.602832	-1.40%	3,918
2017	15.713570	15.825126	0.71%	4,226
2016	15.810755	15.713570	-0.61%	4,309
2015	16.044572	15.810755	-1.46%	3,939
2014	15.553483	16.044572	3.16%	4,413
2013	16.432766	15.553483	-5.35%	5,811
2012	16.164092	16.432766	1.66%	8,176
2011	15.276366	16.164092	5.81%	9,303

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.671985	10.553553	-1.11%	58,994
2019	10.628683	10.671985	0.41%	60,077
2018	10.627143	10.628683	0.01%	76,661
2017	10.726959	10.627143	-0.93%	73,188
2016	10.872525	10.726959	-1.34%	67,171
2015	11.021309	10.872525	-1.35%	54,334
2014	11.172134	11.021309	-1.35%	50,696
2013	11.325016	11.172134	-1.35%	55,945
2012	11.480419	11.325016	-1.35%	49,287
2011	11.637084	11.480419	-1.35%	52,087
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.181519	17.231877	6.49%	556
2019	13.769983	16.181519	17.51%	532
2018	16.333002	13.769983	-15.69%	512
2017	12.989752	16.333002	25.74%	509
2016	13.053592	12.989752	-0.49%	2,095
2015	13.649527	13.053592	-4.37%	2,021
2014	13.898650	13.649527	-1.79%	2,611
2013	11.956608	13.898650	16.24%	854
2012	10.484212	11.956608	14.04%	854
2011	11.777490	10.484212	-10.98%	854
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.755872	12.423711	5.68%	0
2019	9.832133	11.755872	19.57%	0
2018	11.607158	9.832133	-15.29%	0
2017	9.453544	11.607158	22.78%	0
2016	9.532700	9.453544	-0.83%	394
2015	9.799263	9.532700	-2.72%	394
2014	10.588556	9.799263	-7.45%	1,163
2013	8.869766	10.588556	19.38%	1,354
2012	7.606187	8.869766	16.61%	780
2011	8.846856	7.606187	-14.02%	319
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.018454	28.956831	11.29%	13,779
2019	21.315811	26.018454	22.06%	16,585
2018	23.708507	21.315811	-10.09%	17,797
2017	20.292264	23.708507	16.84%	20,027
2016	18.790184	20.292264	7.99%	25,005
2015	19.239359	18.790184	-2.33%	25,635
2014	18.576531	19.239359	3.57%	40,559
2013	14.798477	18.576531	25.53%	42,485
2012	12.943096	14.798477	14.33%	41,649
2011	13.656755	12.943096	-5.23%	48,062

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.734261	20.219753	7.93%	345
2019	16.464739	18.734261	13.78%	345
2018	17.541989	16.464739	-6.14%	345
2017	16.000404	17.541989	9.63%	346
2016	15.257174	16.000404	4.87%	346
2015	15.492881	15.257174	-1.52%	346
2014	15.016353	15.492881	3.17%	347
2013	13.420290	15.016353	11.89%	603
2012	12.437013	13.420290	7.91%	977
2011	12.496296	12.437013	-0.47%	466
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.822056	25.129841	10.11%	0
2019	19.288190	22.822056	18.32%	1,545
2018	20.906382	19.288190	-7.74%	1,545
2017	18.458269	20.906382	13.26%	1,545
2016	17.366154	18.458269	6.29%	1,545
2015	17.697939	17.366154	-1.87%	1,545
2014	17.051415	17.697939	3.79%	1,381
2013	14.464860	17.051415	17.88%	1,382
2012	13.063036	14.464860	10.73%	678
2011	13.366494	13.063036	-2.27%	1,860
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.635420	16.460112	5.27%	3,643
2019	14.469969	15.635420	8.05%	3,857
2018	14.938470	14.469969	-3.14%	4,740
2017	14.328112	14.938470	4.26%	4,968
2016	13.929738	14.328112	2.86%	5,210
2015	14.083076	13.929738	-1.09%	5,439
2014	13.741215	14.083076	2.49%	5,800
2013	13.287252	13.741215	3.42%	6,049
2012	12.806695	13.287252	3.75%	1,294
2011	12.611921	12.806695	1.54%	3,937
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.516959	12.911076	3.15%	0
2019	11.228706	12.516959	11.47%	0
2018	12.061776	11.228706	-6.91%	0
2017	10.721986	12.061776	12.50%	0
2016	10.281473	10.721986	4.28%	0
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.106589	13.747827	4.89%	0
2019	11.528100	13.106589	13.69%	0
2018	12.439885	11.528100	-7.33%	0
2017	10.780881	12.439885	15.39%	0
2016	10.217799	10.780881	5.51%	0
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.560853	23.470056	8.85%	24,481
2019	18.562048	21.560853	16.16%	24,956
2018	19.950682	18.562048	-6.96%	25,820
2017	17.907990	19.950682	11.41%	29,500
2016	16.942218	17.907990	5.70%	36,235
2015	17.231749	16.942218	-1.68%	41,177
2014	16.607120	17.231749	3.76%	41,378
2013	14.434296	16.607120	15.05%	44,900
2012	13.204604	14.434296	9.31%	46,403
2011	13.390343	13.204604	-1.39%	47,716
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.476299	27.122742	10.81%	19,625
2019	20.365772	24.476299	20.18%	23,905
2018	22.374865	20.365772	-8.98%	45,979
2017	19.438161	22.374865	15.11%	49,100
2016	18.162959	19.438161	7.02%	60,903
2015	18.546877	18.162959	-2.07%	61,878
2014	17.912742	18.546877	3.54%	63,126
2013	14.837537	17.912742	20.73%	80,688
2012	13.221717	14.837537	12.22%	78,567
2011	13.693488	13.221717	-3.45%	59,080
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.762760	20.092504	7.09%	9,774
2019	16.759763	18.762760	11.95%	9,730
2018	17.649032	16.759763	-5.04%	9,982
2017	16.380982	17.649032	7.74%	10,045
2016	15.708679	16.380982	4.28%	10,034
2015	15.928511	15.708679	-1.38%	11,647
2014	15.415864	15.928511	3.33%	11,748
2013	14.142558	15.415864	9.00%	16,587
2012	13.269686	14.142558	6.58%	11,256
2011	13.179063	13.269686	0.69%	22,000
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.470047	11.064572	5.68%	0
2019*	10.000000	10.470047	4.70%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.770794	12.299974	14.20%	0
2019*	10.000000	10.770794	7.71%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.830386	30.583066	28.34%	5,456
2019	18.506488	23.830386	28.77%	5,705
2018	19.356781	18.506488	-4.39%	6,267
2017	15.069310	19.356781	28.45%	6,618
2016	14.947638	15.069310	0.81%	7,907
2015	14.649078	14.947638	2.04%	8,516
2014	13.446306	14.649078	8.94%	9,387
2013	10.115899	13.446306	32.92%	13,088
2012	8.813259	10.115899	14.78%	16,230
2011	9.201018	8.813259	-4.21%	20,404
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.120267	13.861038	5.65%	0
2019	11.179129	13.120267	17.36%	0
2018	11.906932	11.179129	-6.11%	0
2017	10.267212	11.906932	15.97%	0
2016	9.587816	10.267212	7.09%	0
2015	9.942437	9.587816	-3.57%	0
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.097200	15.933129	5.54%	0
2019	12.545857	15.097200	20.34%	0
2018	13.054650	12.545857	-3.90%	0
2017	10.873586	13.054650	20.06%	0
2016	10.015883	10.873586	8.56%	0
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.962104	46.872608	17.29%	17,237
2019	29.436211	39.962104	35.76%	17,877
2018	30.226034	29.436211	-2.61%	19,840
2017	24.065497	30.226034	25.60%	21,410
2016	23.538890	24.065497	2.24%	27,770
2015	22.704674	23.538890	3.67%	37,956
2014	21.153880	22.704674	7.33%	42,733
2013	15.685978	21.153880	34.86%	50,996
2012	13.397708	15.685978	17.08%	64,877
2011	13.890956	13.397708	-3.55%	80,904

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.617942	30.655477	0.12%	6,785
2019	24.447461	30.617942	25.24%	7,037
2018	27.339807	24.447461	-10.58%	7,332
2017	25.500585	27.339807	7.21%	7,939
2016	21.462048	25.500585	18.82%	8,883
2015	22.727478	21.462048	-5.57%	9,753
2014	20.366653	22.727478	11.59%	12,993
2013	15.652340	20.366653	30.12%	14,037
2012	13.838017	15.652340	13.11%	15,550
2011	13.936878	13.838017	-0.71%	16,151
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.806522	18.07%	515
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.801934	18.02%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	61.139505	68.224300	11.59%	3,963
2019	49.323879	61.139505	23.96%	4,272
2018	56.426444	49.323879	-12.59%	4,535
2017	49.401298	56.426444	14.22%	4,759
2016	41.629180	49.401298	18.67%	5,846
2015	43.296103	41.629180	-3.85%	5,433
2014	40.110083	43.296103	7.94%	6,679
2013	30.559456	40.110083	31.25%	7,634
2012	26.370825	30.559456	15.88%	10,922
2011	27.428840	26.370825	-3.86%	14,486
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.708791	22.145786	-2.48%	686
2019	18.587215	22.708791	22.17%	788
2018	21.697417	18.587215	-14.33%	928
2017	19.319834	21.697417	12.31%	2,455
2016	16.653512	19.319834	16.01%	2,914
2015	17.383024	16.653512	-4.20%	8,333
2014	15.058030	17.383024	15.44%	8,510
2013	11.250215	15.058030	33.85%	7,212
2012	9.802270	11.250215	14.77%	7,188
2011	10.172277	9.802270	-3.64%	10,128

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	35.110547	48.799067	38.99%	880
2019	26.225289	35.110547	33.88%	874
2018	28.879271	26.225289	-9.19%	855
2017	23.432647	28.879271	23.24%	934
2016	21.931086	23.432647	6.85%	1,649
2015	22.064377	21.931086	-0.60%	1,626
2014	21.754692	22.064377	1.42%	1,672
2013	15.283278	21.754692	42.34%	4,841
2012	13.657634	15.283278	11.90%	2,122
2011	13.934498	13.657634	-1.99%	2,227
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	63.650688	66.026617	3.73%	1,072
2019	54.219605	63.650688	17.39%	1,087
2018	66.186832	54.219605	-18.08%	1,225
2017	61.514764	66.186832	7.60%	1,363
2016	49.513928	61.514764	24.24%	1,902
2015	53.408083	49.513928	-7.29%	2,236
2014	50.586713	53.408083	5.58%	2,307
2013	36.523118	50.586713	38.51%	3,546
2012	30.739299	36.523118	18.82%	4,208
2011	32.823421	30.739299	-6.35%	3,597
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	57.831031	69.994757	21.03%	442
2019	46.655990	57.831031	23.95%	442
2018	54.138118	46.655990	-13.82%	722
2017	48.354954	54.138118	11.96%	762
2016	39.903872	48.354954	21.18%	843
2015	41.122420	39.903872	-2.96%	887
2014	41.348152	41.122420	-0.55%	924
2013	29.745687	41.348152	39.01%	1,212
2012	26.106504	29.745687	13.94%	1,464
2011	28.020726	26.106504	-6.83%	1,951
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.205011	23.753210	12.02%	2,604
2019	16.783704	21.205011	26.34%	2,622
2018	17.866132	16.783704	-6.06%	2,887
2017	14.504808	17.866132	23.17%	3,061
2016	12.942314	14.504808	12.07%	4,791
2015	13.262628	12.942314	-2.42%	5,080
2014	12.611803	13.262628	5.16%	5,015
2013	8.889130	12.611803	41.88%	6,815
2012	7.705574	8.889130	15.36%	13,072
2011	8.837654	7.705574	-12.81%	13,347

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.040040	17.943972	11.87%	0
2019	12.694182	16.040040	26.36%	0
2018	13.547260	12.694182	-6.30%	0
2017	11.006819	13.547260	23.08%	0
2016*	10.000000	11.006819	10.07%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.945461	24.541650	11.83%	572
2019	17.654317	21.945461	24.31%	1,879
2018	18.997364	17.654317	-7.07%	2,051
2017	16.234054	18.997364	17.02%	2,589
2016	14.944431	16.234054	8.63%	2,612
2015	15.198163	14.944431	-1.67%	3,453
2014	13.929269	15.198163	9.11%	3,253
2013	10.175248	13.929269	36.89%	3,895
2012	9.251044	10.175248	9.99%	1,549
2011	9.685356	9.251044	-4.48%	2,245
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.261964	17.044996	-6.66%	12,412
2019	14.163367	18.261964	28.94%	12,459
2018	14.944481	14.163367	-5.23%	13,535
2017	14.224246	14.944481	5.06%	14,482
2016	13.431342	14.224246	5.90%	16,864
2015	14.385852	13.431342	-6.64%	20,340
2014	11.314467	14.385852	27.15%	24,189
2013	11.130361	11.314467	1.65%	26,201
2012	9.744667	11.130361	14.22%	28,658
2011	9.274797	9.744667	5.07%	31,366
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.290463	32.90%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.679105	24.041583	16.26%	4,012
2019	16.021196	20.679105	29.07%	4,864
2018	17.073737	16.021196	-6.16%	10,632
2017	14.276585	17.073737	19.59%	11,260
2016	12.990960	14.276585	9.90%	5,233
2015	13.045731	12.990960	-0.42%	4,905
2014	11.694886	13.045731	11.55%	3,056
2013*	10.000000	11.694886	16.95%	1,793

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.692296	10.846655	1.44%	0
2019	10.413012	10.692296	2.68%	0
2018	10.470408	10.413012	-0.55%	0
2017	10.448295	10.470408	0.21%	0
2016	10.333404	10.448295	1.11%	0
2015	10.510667	10.333404	-1.69%	0
2014	10.602135	10.510667	-0.86%	0
2013	10.735896	10.602135	-1.25%	1,226
2012	10.512764	10.735896	2.12%	1,226
2011	10.519687	10.512764	-0.07%	1,226
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.609580	20.727807	17.71%	573
2019	14.285008	17.609580	23.27%	617
2018	16.334516	14.285008	-12.55%	44
2017	14.501024	16.334516	12.64%	0
2016	12.160852	14.501024	19.24%	0
2015	12.959975	12.160852	-6.17%	0
2014	12.565419	12.959975	3.14%	0
2013*	10.000000	12.565419	25.65%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.849554	37.856064	58.73%	1,527
2019	17.613964	23.849554	35.40%	2,357
2018	19.169742	17.613964	-8.12%	4,475
2017	15.211858	19.169742	26.02%	5,020
2016	14.483057	15.211858	5.03%	4,867
2015	14.708476	14.483057	-1.53%	11,729
2014	14.331504	14.708476	2.63%	11,715
2013	10.455602	14.331504	37.07%	13,981
2012	9.224248	10.455602	13.35%	14,239
2011	9.763175	9.224248	-5.52%	22,900
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.572035	20.083853	37.82%	229
2019	11.149834	14.572035	30.69%	448
2018	12.096619	11.149834	-7.83%	433
2017	9.843765	12.096619	22.89%	412
2016	9.579440	9.843765	2.76%	378
2015*	10.000000	9.579440	-4.21%	1

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.565550	10.783313	2.06%	429
2019	10.329311	10.565550	2.29%	539
2018	10.365619	10.329311	-0.35%	618
2017	10.414269	10.365619	-0.47%	619
2016	10.429238	10.414269	-0.14%	2,093
2015	10.552575	10.429238	-1.17%	2,081
2014	10.632133	10.552575	-0.75%	2,155
2013	10.711573	10.632133	-0.74%	3,421
2012	10.380494	10.711573	3.19%	1,637
2011	10.491860	10.380494	-1.06%	1,652
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.534886	34.835894	17.95%	0
2019	23.782835	29.534886	24.19%	0
2018	25.574514	23.782835	-7.01%	0
2017	21.889390	25.574514	16.84%	0
2016	20.196334	21.889390	8.38%	0
2015	20.568075	20.196334	-1.81%	75
2014	18.888557	20.568075	8.89%	75
2013	13.914592	18.888557	35.75%	134
2012	12.709959	13.914592	9.48%	195
2011	13.293024	12.709959	-4.39%	228
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.928120	12.697638	6.45%	376
2019	10.820625	11.928120	10.24%	376
2018	11.601456	10.820625	-6.73%	376
2017	10.372123	11.601456	11.85%	2,721
2016	9.311956	10.372123	11.39%	2,721
2015	10.394438	9.311956	-10.41%	2,721
2014	10.488976	10.394438	-0.90%	2,721
2013	10.620910	10.488976	-1.24%	2,345
2012*	10.000000	10.620910	6.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.997204	12.613969	5.14%	0
2019	10.607171	11.997204	13.10%	0
2018	11.298313	10.607171	-6.12%	0
2017	10.432218	11.298313	8.30%	0
2016	9.340431	10.432218	11.69%	0
2015	9.697623	9.340431	-3.68%	0
2014*	10.000000	9.697623	-3.02%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.033974	13.137274	9.17%	2,658
2019	11.409397	12.033974	5.47%	2,668
2018	12.057562	11.409397	-5.38%	2,681
2017	11.037287	12.057562	9.24%	3,024
2016	10.872244	11.037287	1.52%	3,184
2015	11.872960	10.872244	-8.43%	7,807
2014	11.999326	11.872960	-1.05%	7,816
2013	13.018453	11.999326	-7.83%	7,058
2012	12.540903	13.018453	3.81%	1,107
2011	11.725233	12.540903	6.96%	214
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.554667	11.728062	1.50%	4,154
2019	11.270563	11.554667	2.52%	2,031
2018	11.398620	11.270563	-1.12%	2,089
2017	11.411284	11.398620	-0.11%	2,244
2016	11.418016	11.411284	-0.06%	2,255
2015	11.550147	11.418016	-1.14%	2,319
2014	11.621253	11.550147	-0.61%	2,358
2013	11.807707	11.621253	-1.58%	2,572
2012	11.318862	11.807707	4.32%	845
2011	11.358857	11.318862	-0.35%	1,262
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.284777	15.742940	10.21%	0
2019	13.353840	14.284777	6.97%	0
2018	13.843963	13.353840	-3.54%	0
2017	13.537167	13.843963	2.27%	0
2016	13.045276	13.537167	3.77%	0
2015	13.591401	13.045276	-4.02%	0
2014	13.364262	13.591401	1.70%	0
2013	14.922618	13.364262	-10.44%	0
2012	13.909635	14.922618	7.28%	0
2011	12.626147	13.909635	10.17%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.344071	10.422838	0.76%	0
2019	10.210339	10.344071	1.31%	0
2018	10.205195	10.210339	0.05%	0
2017	10.111376	10.205195	0.93%	0
2016*	10.000000	10.111376	1.11%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.529696	17.715217	7.17%	0
2019	15.463894	16.529696	6.89%	0
2018	15.761119	15.463894	-1.89%	0
2017	15.226826	15.761119	3.51%	0
2016	15.030934	15.226826	1.30%	0
2015	15.170553	15.030934	-0.92%	0
2014	14.748268	15.170553	2.86%	0
2013	15.248288	14.748268	-3.28%	0
2012	14.103529	15.248288	8.12%	0
2011	13.798602	14.103529	2.21%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.629073	12.450773	7.07%	3,413
2019	10.890078	11.629073	6.79%	5,558
2018	11.110477	10.890078	-1.98%	5,587
2017	10.744528	11.110477	3.41%	6,726
2016	10.616869	10.744528	1.20%	10,570
2015	10.726161	10.616869	-1.02%	12,312
2014	10.437944	10.726161	2.76%	12,147
2013	10.802571	10.437944	-3.38%	13,109
2012	10.000665	10.802571	8.02%	7,591
2011*	10.000000	10.000665	0.01%	2,725
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.093319	13.373028	10.58%	0
2019	9.795054	12.093319	23.46%	0
2018	12.276352	9.795054	-20.21%	0
2017	9.830785	12.276352	24.88%	0
2016*	10.000000	9.830785	-1.69%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.499316	34.99%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.898186	28.98%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.770278	18.037846	22.12%	0
2019	12.523879	14.770278	17.94%	0
2018	13.958877	12.523879	-10.28%	0
2017	13.451887	13.958877	3.77%	0
2016	11.390226	13.451887	18.10%	0
2015	13.189266	11.390226	-13.64%	0
2014	13.865970	13.189266	-4.88%	0
2013	11.617563	13.865970	19.35%	0
2012	10.944602	11.617563	6.15%	0
2011	12.621497	10.944602	-13.29%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.181847	56.342433	27.52%	752
2019	34.818047	44.181847	26.89%	884
2018	34.997190	34.818047	-0.51%	1,015
2017	27.865529	34.997190	25.59%	979
2016	31.635835	27.865529	-11.92%	964
2015	28.513076	31.635835	10.95%	3,296
2014	22.025783	28.513076	29.45%	5,227
2013	14.833985	22.025783	48.48%	3,887
2012	11.478993	14.833985	29.23%	2,484
2011	10.541009	11.478993	8.90%	193
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	68.954077	79.756748	15.67%	89
2019	53.522062	68.954077	28.83%	130
2018	70.914068	53.522062	-24.53%	130
2017	47.592545	70.914068	49.00%	89
2016	48.192601	47.592545	-1.25%	158
2015	56.800058	48.192601	-15.15%	195
2014	57.817314	56.800058	-1.76%	153
2013	52.319526	57.817314	10.51%	74
2012	40.857991	52.319526	28.05%	0
2011	55.770790	40.857991	-26.74%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.806823	6.806951	17.22%	1,686
2019	5.277001	5.806823	10.04%	4,149
2018	7.473944	5.277001	-29.39%	5,578
2017	7.728290	7.473944	-3.29%	5,139
2016	5.462367	7.728290	41.48%	4,184
2015	8.342503	5.462367	-34.52%	5,925
2014	10.485340	8.342503	-20.44%	4,114
2013	9.636684	10.485340	8.81%	3,043
2012*	10.000000	9.636684	-3.63%	1,086
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	27.572026	32.398248	17.50%	39
2019	24.984019	27.572026	10.36%	42
2018	35.313910	24.984019	-29.25%	126
2017	36.414153	35.313910	-3.02%	126
2016	25.684375	36.414153	41.78%	127
2015	39.121254	25.684375	-34.35%	239
2014	49.022134	39.121254	-20.20%	239
2013	44.957225	49.022134	9.04%	239
2012	44.081324	44.957225	1.99%	326
2011	53.481851	44.081324	-17.58%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.790853	10.480216	-2.88%	0
2019*	10.000000	10.790853	7.91%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.579160	56.937674	55.66%	2,141
2019	29.704374	36.579160	23.14%	2,678
2018	29.724097	29.704374	-0.07%	2,678
2017	23.939368	29.724097	24.16%	2,678
2016	22.521403	23.939368	6.30%	2,678
2015	23.507226	22.521403	-4.19%	5,456
2014	24.284944	23.507226	-3.20%	6,231
2013	16.386239	24.284944	48.20%	5,327
2012	15.398932	16.386239	6.41%	872
2011	16.361321	15.398932	-5.88%	145

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.354864	13.807942	3.39%	0
2019	11.753203	13.354864	13.63%	0
2018	12.866366	11.753203	-8.65%	0
2017	11.413726	12.866366	12.73%	0
2016	11.198394	11.413726	1.92%	0
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.813511	8.882261	0.78%	0
2019	7.653642	8.813511	15.15%	0
2018*	10.000000	7.653642	-23.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	20.979917	21.317800	1.61%	0
2019	17.745945	20.979917	18.22%	0
2018	21.249601	17.745945	-16.49%	0
2017	19.096548	21.249601	11.27%	0
2016	15.519308	19.096548	23.05%	0
2015	16.690007	15.519308	-7.01%	0
2014	15.537029	16.690007	7.42%	0
2013	11.448774	15.537029	35.71%	0
2012	9.801452	11.448774	16.81%	0
2011	10.878283	9.801452	-9.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.096421	15.227083	8.02%	0
2019	13.127867	14.096421	7.38%	0
2018	13.701500	13.127867	-4.19%	0
2017	13.403372	13.701500	2.22%	0
2016	13.021845	13.403372	2.93%	0
2015	13.540956	13.021845	-3.83%	0
2014	13.294537	13.540956	1.85%	0
2013	14.732555	13.294537	-9.76%	0
2012	13.914531	14.732555	5.88%	0
2011	12.628349	13.914531	10.18%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	30.810618	33.966679	10.24%	0
2019	25.210335	30.810618	22.21%	0
2018	27.455874	25.210335	-8.18%	0
2017	23.110142	27.455874	18.80%	0
2016	20.652627	23.110142	11.90%	0
2015	22.193280	20.652627	-6.94%	0
2014	20.006829	22.193280	10.93%	0
2013	14.939309	20.006829	33.92%	0
2012	13.204933	14.939309	13.13%	0
2011	12.987835	13.204933	1.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	23.132533	28.711606	24.12%	0
2019	18.268830	23.132533	26.62%	0
2018	21.856574	18.268830	-16.41%	0
2017	16.893905	21.856574	29.38%	0
2016	18.130000	16.893905	-6.82%	0
2015	18.249075	18.130000	-0.65%	0
2014	19.586823	18.249075	-6.83%	0
2013	16.228002	19.586823	20.70%	0
2012	13.584261	16.228002	19.46%	0
2011	15.663029	13.584261	-13.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.071067	28.013095	-0.21%	0
2019	22.043779	28.071067	27.34%	0
2018	25.651135	22.043779	-14.06%	0
2017	23.290632	25.651135	10.13%	0
2016	19.226210	23.290632	21.14%	0
2015	19.782645	19.226210	-2.81%	0
2014	17.233266	19.782645	14.79%	0
2013	13.432586	17.233266	28.29%	0
2012	11.711493	13.432586	14.70%	0
2011	11.960402	11.711493	-2.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	42.088380	41.904596	-0.44%	0
2019	33.601911	42.088380	25.26%	0
2018	37.514587	33.601911	-10.43%	0
2017	34.985374	37.514587	7.23%	0
2016	29.449449	34.985374	18.80%	0
2015	31.074644	29.449449	-5.23%	0
2014	27.870369	31.074644	11.50%	0
2013	21.458027	27.870369	29.88%	0
2012	18.994790	21.458027	12.97%	0
2011	19.070465	18.994790	-0.40%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.049650	30.50%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.735244	12.382333	5.51%	0
2019	10.361848	11.735244	13.25%	0
2018	10.822385	10.361848	-4.26%	0
2017	10.250078	10.822385	5.58%	0
2016	9.214075	10.250078	11.24%	0
2015*	10.000000	9.214075	-7.86%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.601364	11.345963	7.02%	0
2019	9.850820	10.601364	7.62%	0
2018	10.064063	9.850820	-2.12%	0
2017	9.889492	10.064063	1.77%	0
2016	9.788805	9.889492	1.03%	0
2015*	10.000000	9.788805	-2.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.718878	15.030963	2.12%	0
2019	11.711713	14.718878	25.68%	0
2018	12.830491	11.711713	-8.72%	0
2017	11.170131	12.830491	14.86%	0
2016	9.760789	11.170131	14.44%	0
2015*	10.000000	9.760789	-2.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.074007	21.511523	19.02%	0
2019	15.566696	18.074007	16.11%	0
2018	17.083716	15.566696	-8.88%	0
2017	15.236876	17.083716	12.12%	0
2016	14.886200	15.236876	2.36%	0
2015	15.250235	14.886200	-2.39%	0
2014	15.173580	15.250235	0.51%	0
2013	13.450045	15.173580	12.81%	0
2012	12.405078	13.450045	8.42%	0
2011	13.056117	12.405078	-4.99%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.240345	14.079221	6.34%	0
2019	11.203800	13.240345	18.18%	0
2018	13.477918	11.203800	-16.87%	0
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.184680	38.382421	9.09%	0
2019	29.198461	35.184680	20.50%	0
2018	32.535677	29.198461	-10.26%	0
2017	29.355301	32.535677	10.83%	0
2016	23.679016	29.355301	23.97%	0
2015	24.588023	23.679016	-3.70%	0
2014	23.722219	24.588023	3.65%	0
2013	17.097628	23.722219	38.75%	0
2012	14.982459	17.097628	14.12%	0
2011	15.109725	14.982459	-0.84%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	34.538209	40.187322	16.36%	0
2019	26.701875	34.538209	29.35%	0
2018	28.399575	26.701875	-5.98%	0
2017	23.697316	28.399575	19.84%	0
2016	21.514199	23.697316	10.15%	0
2015	21.580748	21.514199	-0.31%	0
2014	19.296686	21.580748	11.84%	0
2013	14.823074	19.296686	30.18%	0
2012	12.989724	14.823074	14.11%	0
2011	12.930981	12.989724	0.45%	8
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.100894	33.173217	22.41%	0
2019	20.456921	27.100894	32.48%	0
2018	21.704454	20.456921	-5.75%	0
2017	19.085239	21.704454	13.72%	0
2016	17.536353	19.085239	8.83%	0
2015	18.372297	17.536353	-4.55%	0
2014	16.423717	18.372297	11.86%	0
2013	12.398623	16.423717	32.46%	0
2012	11.230274	12.398623	10.40%	0
2011	11.287657	11.230274	-0.51%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	34.030602	41.503062	21.96%	0
2019	25.359640	34.030602	34.19%	0
2018	27.613937	25.359640	-8.16%	0
2017	21.993448	27.613937	25.56%	0
2016	20.671038	21.993448	6.40%	0
2015	21.495154	20.671038	-3.83%	0
2014	20.168397	21.495154	6.58%	0
2013	16.890247	20.168397	19.41%	0
2012	15.512613	16.890247	8.88%	0
2011	14.431777	15.512613	7.49%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.092394	11.626875	4.82%	0
2019	9.654694	11.092394	14.89%	0
2018	10.200443	9.654694	-5.35%	0
2017*	10.000000	10.200443	2.00%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.248220	16.636543	-3.55%	0
2019	13.696513	17.248220	25.93%	0
2018	16.726225	13.696513	-18.11%	0
2017	15.178377	16.726225	10.20%	0
2016	11.742909	15.178377	29.26%	0
2015	12.732461	11.742909	-7.77%	0
2014	12.226317	12.732461	4.14%	0
2013*	10.000000	12.226317	22.26%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.019372	11.082317	0.57%	0
2019	10.437009	11.019372	5.58%	0
2018	10.595120	10.437009	-1.49%	0
2017	10.387553	10.595120	2.00%	0
2016	9.669611	10.387553	7.42%	0
2015	9.905195	9.669611	-2.38%	0
2014*	10.000000	9.905195	-0.95%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.378818	20.658909	6.61%	0
2019	17.958076	19.378818	7.91%	0
2018	18.323119	17.958076	-1.99%	0
2017	17.861762	18.323119	2.58%	0
2016	17.447452	17.861762	2.37%	0
2015	17.738378	17.447452	-1.64%	0
2014	17.332785	17.738378	2.34%	0
2013	17.398823	17.332785	-0.38%	0
2012	16.082889	17.398823	8.18%	0
2011	15.948207	16.082889	0.84%	6
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.495819	13.544432	29.05%	0
2019	8.239455	10.495819	27.38%	0
2018*	10.000000	8.239455	-17.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.319993	19.193907	10.82%	0
2019	15.143139	17.319993	14.38%	0
2018	16.016753	15.143139	-5.45%	0
2017	14.375914	16.016753	11.41%	0
2016	13.848607	14.375914	3.81%	0
2015	14.089170	13.848607	-1.71%	0
2014	13.693625	14.089170	2.89%	0
2013	12.247736	13.693625	11.81%	0
2012	11.122350	12.247736	10.12%	0
2011	11.312070	11.122350	-1.68%	9
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.064928	20.468847	13.31%	0
2019	15.266714	18.064928	18.33%	0
2018	16.469104	15.266714	-7.30%	0
2017	14.340298	16.469104	14.84%	0
2016	13.714650	14.340298	4.56%	0
2015	13.960539	13.714650	-1.76%	0
2014	13.527796	13.960539	3.20%	0
2013	11.832049	13.527796	14.33%	0
2012	10.602215	11.832049	11.60%	0
2011	10.874747	10.602215	-2.51%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.385780	22.317429	15.12%	0
2019	15.807971	19.385780	22.63%	0
2018	17.406096	15.807971	-9.18%	0
2017	14.610873	17.406096	19.13%	0
2016	13.910753	14.610873	5.03%	0
2015	14.155823	13.910753	-1.73%	0
2014	13.691236	14.155823	3.39%	0
2013	11.428736	13.691236	19.80%	0
2012	10.037368	11.428736	13.86%	0
2011	10.461668	10.037368	-4.06%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.766295	16.577040	20.42%	0
2019	11.249017	13.766295	22.38%	0
2018	11.939894	11.249017	-5.79%	0
2017	10.428287	11.939894	14.50%	0
2016*	10.000000	10.428287	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	48.764361	62.713582	28.61%	0
2019	37.624159	48.764361	29.61%	0
2018	40.808779	37.624159	-7.80%	0
2017	33.989425	40.808779	20.06%	0
2016	31.943374	33.989425	6.41%	0
2015	32.217227	31.943374	-0.85%	0
2014	29.221657	32.217227	10.25%	0
2013	22.598113	29.221657	29.31%	0
2012	19.705994	22.598113	14.68%	0
2011	20.526510	19.705994	-4.00%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.003143	14.129302	28.41%	0
2019*	10.000000	11.003143	10.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.323952	5.508579	-33.82%	0
2019	7.686958	8.323952	8.29%	0
2018	10.363592	7.686958	-25.83%	0
2017	10.810360	10.363592	-4.13%	0
2016	8.211919	10.810360	31.64%	0
2015	10.509370	8.211919	-21.86%	0
2014	12.218532	10.509370	-13.99%	0
2013	9.981813	12.218532	22.41%	0
2012	9.666237	9.981813	3.26%	0
2011	10.340902	9.666237	-6.52%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	31.167832	32.743035	5.05%	0
2019	24.826540	31.167832	25.54%	0
2018	27.490364	24.826540	-9.69%	0
2017	24.714923	27.490364	11.23%	0
2016	21.258901	24.714923	16.26%	0
2015	22.479889	21.258901	-5.43%	0
2014	20.984606	22.479889	7.13%	0
2013	16.625347	20.984606	26.22%	0
2012	14.388826	16.625347	15.54%	0
2011	14.468450	14.388826	-0.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.814402	15.716250	6.09%	0
2019	11.585966	14.814402	27.87%	0
2018	12.941018	11.585966	-10.47%	0
2017	11.254640	12.941018	14.98%	0
2016*	10.000000	11.254640	12.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	35.411307	58.831936	66.14%	0
2019	25.525618	35.411307	38.73%	0
2018	23.044998	25.525618	10.76%	0
2017	17.389178	23.044998	32.52%	0
2016	17.591960	17.389178	-1.15%	0
2015	16.914582	17.591960	4.00%	0
2014	15.302646	16.914582	10.53%	0
2013	11.264379	15.302646	35.85%	0
2012	9.563360	11.264379	17.79%	0
2011	9.491901	9.563360	0.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	37.473533	53.114410	41.74%	0
2019	28.323316	37.473533	32.31%	0
2018	28.807089	28.323316	-1.68%	0
2017	21.640170	28.807089	33.12%	0
2016	21.791086	21.640170	-0.69%	0
2015	20.644511	21.791086	5.55%	0
2014	18.830804	20.644511	9.63%	0
2013	14.021696	18.830804	34.30%	0
2012	12.415372	14.021696	12.94%	0
2011	12.573533	12.415372	-1.26%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.755910	19.995300	1.21%	0
2019	17.435079	19.755910	13.31%	0
2018	18.344509	17.435079	-4.96%	0
2017	17.375612	18.344509	5.58%	0
2016	15.407248	17.375612	12.78%	0
2015	16.235810	15.407248	-5.10%	0
2014	16.291271	16.235810	-0.34%	0
2013	15.605919	16.291271	4.39%	0
2012	13.860429	15.605919	12.59%	0
2011	13.525764	13.860429	2.47%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.604023	16.809555	7.73%	0
2019	14.441885	15.604023	8.05%	0
2018	14.741264	14.441885	-2.03%	0
2017	14.353153	14.741264	2.70%	0
2016	13.912519	14.353153	3.17%	0
2015	14.210353	13.912519	-2.10%	0
2014	13.627965	14.210353	4.27%	0
2013	14.087669	13.627965	-3.26%	0
2012	13.508871	14.087669	4.28%	0
2011	12.778972	13.508871	5.71%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.446637	24.961008	16.39%	0
2019	17.633936	21.446637	21.62%	0
2018	20.953277	17.633936	-15.84%	0
2017	17.605008	20.953277	19.02%	0
2016	15.925306	17.605008	10.55%	0
2015	16.397370	15.925306	-2.88%	0
2014	15.659873	16.397370	4.71%	0
2013	11.672670	15.659873	34.16%	1,006
2012	10.316987	11.672670	13.14%	1,006
2011	11.719144	10.316987	-11.96%	1,006
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	23.258091	26.485697	13.88%	0
2019	18.475443	23.258091	25.89%	0
2018	22.016437	18.475443	-16.08%	0
2017	17.161790	22.016437	28.29%	0
2016	18.344322	17.161790	-6.45%	0
2015	17.977318	18.344322	2.04%	0
2014	19.852777	17.977318	-9.45%	0
2013	15.443347	19.852777	28.55%	0
2012	12.993968	15.443347	18.85%	0
2011	15.921110	12.993968	-18.39%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.396671	10.474012	-8.10%	0
2019	9.401016	11.396671	21.23%	0
2018	10.193245	9.401016	-7.77%	0
2017*	10.000000	10.193245	1.93%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.158814	31.102038	6.66%	0
2019	22.021353	29.158814	32.41%	0
2018	27.018450	22.021353	-18.50%	0
2017	22.985348	27.018450	17.55%	0
2016	21.292563	22.985348	7.95%	0
2015	22.275383	21.292563	-4.41%	0
2014	21.174591	22.275383	5.20%	0
2013	16.462938	21.174591	28.62%	0
2012	13.136939	16.462938	25.32%	0
2011	14.616436	13.136939	-10.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.087893	16.623667	10.18%	0
2019	12.766739	15.087893	18.18%	0
2018	14.331894	12.766739	-10.92%	0
2017	12.979987	14.331894	10.42%	0
2016	11.630788	12.979987	11.60%	0
2015	12.577409	11.630788	-7.53%	0
2014	12.402760	12.577409	1.41%	0
2013	10.162991	12.402760	22.04%	0
2012	8.937286	10.162991	13.71%	0
2011	9.205881	8.937286	-2.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.306841	18.175759	-0.72%	0
2019	15.997716	18.306841	14.43%	0
2018	16.955929	15.997716	-5.65%	0
2017	15.679311	16.955929	8.14%	0
2016	13.945670	15.679311	12.43%	0
2015	15.217169	13.945670	-8.36%	0
2014	14.752286	15.217169	3.15%	0
2013	13.131082	14.752286	12.35%	1,310
2012	11.822160	13.131082	11.07%	1,310
2011	11.710454	11.822160	0.95%	1,310

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.977922	21.757500	3.72%	0
2019	16.839011	20.977922	24.58%	0
2018	19.603809	16.839011	-14.10%	0
2017	17.967513	19.603809	9.11%	0
2016	13.996619	17.967513	28.37%	0
2015	15.327632	13.996619	-8.68%	0
2014	15.457027	15.327632	-0.84%	0
2013	11.506600	15.457027	34.33%	0
2012	9.857727	11.506600	16.73%	0
2011	10.388032	9.857727	-5.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.311416	14.225018	15.54%	0
2019	9.855188	12.311416	24.92%	0
2018	11.871008	9.855188	-16.98%	0
2017	8.574241	11.871008	38.45%	0
2016	7.404213	8.574241	15.80%	0
2015	9.340420	7.404213	-20.73%	0
2014*	10.000000	9.340420	-6.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.784802	17.375199	-2.30%	0
2019	15.985240	17.784802	11.26%	0
2018	19.135327	15.985240	-16.46%	0
2017	16.583667	19.135327	15.39%	0
2016	15.646577	16.583667	5.99%	0
2015	16.937242	15.646577	-7.62%	0
2014	19.276370	16.937242	-12.13%	0
2013	15.859005	19.276370	21.55%	0
2012	13.562553	15.859005	16.93%	0
2011	15.359041	13.562553	-11.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.972832	8.744763	-2.54%	0
2019	8.087009	8.972832	10.95%	0
2018	9.700464	8.087009	-16.63%	0
2017	8.430492	9.700464	15.06%	0
2016	7.977466	8.430492	5.68%	0
2015	8.652545	7.977466	-7.80%	0
2014*	10.000000	8.652545	-13.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.721257	9.078922	-6.61%	0
2019	9.664739	9.721257	0.58%	0
2018	9.616381	9.664739	0.50%	0
2017	9.568289	9.616381	0.50%	0
2016	9.426771	9.568289	1.50%	0
2015	9.990710	9.426771	-5.64%	0
2014*	10.000000	9.990710	-0.09%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.005216	13.350625	2.66%	0
2019	11.783339	13.005216	10.37%	0
2018	12.493278	11.783339	-5.68%	0
2017	11.201482	12.493278	11.53%	0
2016	10.887821	11.201482	2.88%	0
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.085434	10.612433	5.23%	0
2019	9.399426	10.085434	7.30%	0
2018*	10.000000	9.399426	-6.01%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.974801	10.561784	5.88%	0
2019	9.633489	9.974801	3.54%	0
2018	10.293377	9.633489	-6.41%	0
2017	10.069135	10.293377	2.23%	0
2016	10.261346	10.069135	-1.87%	0
2015	10.218121	10.261346	0.42%	0
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.521213	16.321582	5.16%	0
2019	12.966597	15.521213	19.70%	0
2018	14.321715	12.966597	-9.46%	0
2017	12.623637	14.321715	13.45%	0
2016	11.598889	12.623637	8.83%	0
2015	11.842480	11.598889	-2.06%	0
2014	11.438238	11.842480	3.53%	0
2013	9.725110	11.438238	17.62%	0
2012	8.461420	9.725110	14.93%	0
2011	10.192366	8.461420	-16.98%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.519384	29.332956	30.26%	0
2019	17.210695	22.519384	30.85%	0
2018	18.791082	17.210695	-8.41%	0
2017	15.286136	18.791082	22.93%	0
2016	14.267980	15.286136	7.14%	0
2015	14.482081	14.267980	-1.48%	0
2014	12.992266	14.482081	11.47%	0
2013	10.095498	12.992266	28.69%	0
2012	8.842779	10.095498	14.17%	0
2011	9.373638	8.842779	-5.66%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.143682	21.251552	11.01%	0
2019	16.164805	19.143682	18.43%	0
2018	17.391794	16.164805	-7.05%	0
2017	15.419549	17.391794	12.79%	0
2016	14.477543	15.419549	6.51%	0
2015	14.667392	14.477543	-1.29%	0
2014	13.940192	14.667392	5.22%	0
2013	12.366009	13.940192	12.73%	0
2012	11.071000	12.366009	11.70%	0
2011	11.154921	11.071000	-0.75%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.889689	21.988081	0.45%	0
2019	17.941343	21.889689	22.01%	0
2018	20.360881	17.941343	-11.88%	0
2017	17.990980	20.360881	13.17%	0
2016	14.868387	17.990980	21.00%	0
2015	15.823306	14.868387	-6.03%	0
2014	14.912927	15.823306	6.10%	0
2013	11.353735	14.912927	31.35%	0
2012	9.969668	11.353735	13.88%	0
2011	10.570367	9.969668	-5.68%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.368026	21.014979	3.18%	0
2019	18.491814	20.368026	10.15%	0
2018	19.562144	18.491814	-5.47%	0
2017	18.674993	19.562144	4.75%	0
2016	16.116104	18.674993	15.88%	0
2015	17.017561	16.116104	-5.30%	0
2014	16.835984	17.017561	1.08%	0
2013	15.901139	16.835984	5.88%	0
2012	14.040044	15.901139	13.26%	0
2011	14.244193	14.040044	-1.43%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.357824	22.807296	-2.36%	0
2019	19.326059	23.357824	20.86%	0
2018	22.444675	19.326059	-13.89%	0
2017	21.950683	22.444675	2.25%	0
2016	17.583250	21.950683	24.84%	0
2015	19.096817	17.583250	-7.93%	0
2014	19.639279	19.096817	-2.76%	0
2013	14.560602	19.639279	34.88%	0
2012	12.357190	14.560602	17.83%	0
2011	13.137732	12.357190	-5.94%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.868373	24.546502	2.84%	0
2019	19.105856	23.868373	24.93%	0
2018	22.267910	19.105856	-14.20%	0
2017	19.860579	22.267910	12.12%	0
2016	15.890416	19.860579	24.98%	0
2015	17.290773	15.890416	-8.10%	0
2014	17.377612	17.290773	-0.50%	0
2013	13.219166	17.377612	31.46%	0
2012	11.447585	13.219166	15.48%	0
2011	12.550421	11.447585	-8.79%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.937241	28.513701	29.98%	0
2019	17.702557	21.937241	23.92%	0
2018	20.018270	17.702557	-11.57%	0
2017	16.588937	20.018270	20.67%	0
2016	14.828608	16.588937	11.87%	0
2015	15.236381	14.828608	-2.68%	0
2014	14.202698	15.236381	7.28%	0
2013	10.191392	14.202698	39.36%	0
2012	9.265776	10.191392	9.99%	0
2011	9.584853	9.265776	-3.33%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.930936	33.892074	35.94%	0
2019	18.880347	24.930936	32.05%	0
2018	19.872181	18.880347	-4.99%	0
2017	15.489947	19.872181	28.29%	0
2016	14.449175	15.489947	7.20%	0
2015	13.891639	14.449175	4.01%	0
2014	12.225981	13.891639	13.62%	0
2013	9.666449	12.225981	26.48%	0
2012	8.855221	9.666449	9.16%	0
2011	9.386340	8.855221	-5.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.505341	32.909848	40.01%	0
2019	17.473921	23.505341	34.52%	0
2018	18.440859	17.473921	-5.24%	0
2017	14.722748	18.440859	25.25%	0
2016	14.636028	14.722748	0.59%	0
2015	14.170716	14.636028	3.28%	0
2014	13.286584	14.170716	6.65%	0
2013	9.639190	13.286584	37.84%	0
2012*	10.000000	9.639190	-3.61%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.705770	52.127621	34.68%	0
2019	28.822652	38.705770	34.29%	0
2018	31.010915	28.822652	-7.06%	0
2017	24.796220	31.010915	25.06%	0
2016	25.713669	24.796220	-3.57%	0
2015	25.186304	25.713669	2.09%	0
2014	22.133437	25.186304	13.79%	0
2013	17.302030	22.133437	27.92%	0
2012	15.377176	17.302030	12.52%	0
2011	15.776364	15.377176	-2.53%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	39.326255	54.553297	38.72%	0
2019	28.619184	39.326255	37.41%	0
2018	30.907961	28.619184	-7.41%	0
2017	24.338096	30.907961	26.99%	0
2016	24.119692	24.338096	0.91%	0
2015	22.946306	24.119692	5.11%	0
2014	21.999635	22.946306	4.30%	0
2013	16.407668	21.999635	34.08%	0
2012	14.290760	16.407668	14.81%	0
2011	14.336167	14.290760	-0.32%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.652449	46.52%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	27.736855	34.907183	25.85%	0
2019	21.345457	27.736855	29.94%	0
2018	24.937080	21.345457	-14.40%	0
2017	18.505099	24.937080	34.76%	0
2016	18.751769	18.505099	-1.32%	0
2015	18.296407	18.751769	2.49%	27
2014	18.140382	18.296407	0.86%	28
2013	14.451565	18.140382	25.53%	0
2012	12.086923	14.451565	19.56%	0
2011	13.366337	12.086923	-9.57%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.861717	13.713097	-13.55%	0
2019	13.078807	15.861717	21.28%	0
2018	14.135097	13.078807	-7.47%	0
2017	12.680510	14.135097	11.47%	0
2016	12.602978	12.680510	0.62%	0
2015	12.973984	12.602978	-2.86%	0
2014	11.479773	12.973984	13.02%	0
2013	11.335219	11.479773	1.28%	0
2012	8.973224	11.335219	26.32%	0
2011	9.733961	8.973224	-7.82%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.074961	11.291256	1.95%	0
2019	10.137037	11.074961	9.25%	0
2018	10.754715	10.137037	-5.74%	0
2017	10.263238	10.754715	4.79%	0
2016	9.770259	10.263238	5.05%	0
2015	10.138168	9.770259	-3.63%	0
2014	9.998294	10.138168	1.40%	0
2013	10.153699	9.998294	-1.53%	0
2012*	10.000000	10.153699	1.54%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.506908	32.172142	12.86%	0
2019	21.819401	28.506908	30.65%	0
2018	21.932549	21.819401	-0.52%	0
2017	19.203747	21.932549	14.21%	0
2016	21.996778	19.203747	-12.70%	0
2015	21.625114	21.996778	1.72%	0
2014	18.327299	21.625114	17.99%	0
2013	13.225522	18.327299	38.58%	0
2012	11.095018	13.225522	19.20%	0
2011	10.824680	11.095018	2.50%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	27.362365	30.755111	12.40%	0
2019	21.583778	27.362365	26.77%	0
2018	25.748090	21.583778	-16.17%	0
2017	21.229320	25.748090	21.29%	0
2016	21.627597	21.229320	-1.84%	0
2015	22.461047	21.627597	-3.71%	0
2014	22.704745	22.461047	-1.07%	0
2013	19.348276	22.704745	17.35%	0
2012	16.985377	19.348276	13.91%	0
2011	18.471341	16.985377	-8.04%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	33.613560	37.763925	12.35%	0
2019	25.810485	33.613560	30.23%	0
2018	28.420356	25.810485	-9.18%	0
2017	24.653818	28.420356	15.28%	0
2016	22.400580	24.653818	10.06%	0
2015	21.986841	22.400580	1.88%	24
2014	20.143043	21.986841	9.15%	25
2013	15.503064	20.143043	29.93%	27
2012	13.453826	15.503064	15.23%	28
2011	13.646425	13.453826	-1.41%	29

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.563559	17.791729	7.41%	0
2019	13.434967	16.563559	23.29%	0
2018	15.414917	13.434967	-12.84%	0
2017	13.635181	15.414917	13.05%	0
2016	12.219799	13.635181	11.58%	0
2015	12.947557	12.219799	-5.62%	0
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.675819	26.814108	18.25%	0
2019	18.184248	22.675819	24.70%	0
2018	20.567258	18.184248	-11.59%	0
2017	18.271816	20.567258	12.56%	0
2016	15.696760	18.271816	16.41%	0
2015	16.917657	15.696760	-7.22%	0
2014	15.328616	16.917657	10.37%	0
2013	11.024374	15.328616	39.04%	0
2012	9.476668	11.024374	16.33%	0
2011	9.828402	9.476668	-3.58%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.984074	13.109234	19.35%	0
2019	8.706416	10.984074	26.16%	0
2018	10.976968	8.706416	-20.68%	0
2017	8.804103	10.976968	24.68%	0
2016	9.177984	8.804103	-4.07%	0
2015	9.027900	9.177984	1.66%	0
2014*	10.000000	9.027900	-9.72%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	32.261526	36.224413	12.28%	0
2019	26.868189	32.261526	20.07%	0
2018	28.819347	26.868189	-6.77%	0
2017	24.711780	28.819347	16.62%	0
2016	25.722300	24.711780	-3.93%	0
2015	28.463271	25.722300	-9.63%	0
2014	30.471856	28.463271	-6.59%	0
2013	24.697448	30.471856	23.38%	0
2012	21.018406	24.697448	17.50%	0
2011	22.971594	21.018406	-8.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.695071	31.044215	4.54%	0
2019	27.085136	29.695071	9.64%	0
2018	28.065396	27.085136	-3.49%	0
2017	26.680880	28.065396	5.19%	0
2016	23.288925	26.680880	14.56%	0
2015	25.262976	23.288925	-7.81%	0
2014	25.142776	25.262976	0.48%	0
2013	23.076815	25.142776	8.95%	0
2012	19.727767	23.076815	16.98%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.732186	56.904300	46.92%	0
2019	28.477461	38.732186	36.01%	0
2018	28.900955	28.477461	-1.47%	0
2017	23.097708	28.900955	25.12%	0
2016	22.074757	23.097708	4.63%	0
2015	23.761658	22.074757	-7.10%	0
2014	22.340925	23.761658	6.36%	0
2013	17.437595	22.340925	28.12%	0
2012	15.573917	17.437595	11.97%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.534090	11.451401	8.71%	0
2019	9.776616	10.534090	7.75%	0
2018	10.045420	9.776616	-2.68%	0
2017	9.857161	10.045420	1.91%	0
2016	9.779457	9.857161	0.79%	0
2015*	10.000000	9.779457	-2.21%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.459993	39.015637	37.09%	0
2019	21.091405	28.459993	34.94%	0
2018	21.031080	21.091405	0.29%	0
2017	16.407245	21.031080	28.18%	0
2016	16.322505	16.407245	0.52%	0
2015	14.788861	16.322505	10.37%	0
2014	13.827926	14.788861	6.95%	0
2013	10.714814	13.827926	29.05%	0
2012	8.773952	10.714814	22.12%	0
2011	9.562054	8.773952	-8.24%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.638430	26.214352	48.62%	0
2019	12.352491	17.638430	42.79%	0
2018	12.416004	12.352491	-0.51%	0
2017	8.689095	12.416004	42.89%	0
2016	7.740020	8.689095	12.26%	0
2015	7.501427	7.740020	3.18%	0
2014	6.957572	7.501427	7.82%	0
2013	5.211821	6.957572	33.50%	0
2012	4.436450	5.211821	17.48%	0
2011	4.925784	4.436450	-9.93%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.824946	15.815483	14.40%	0
2019	11.065897	13.824946	24.93%	0
2018	13.225900	11.065897	-16.33%	0
2017	10.254307	13.225900	28.98%	0
2016	11.147213	10.254307	-8.01%	0
2015	12.397025	11.147213	-10.08%	0
2014	14.304090	12.397025	-13.33%	0
2013	12.694230	14.304090	12.68%	0
2012	11.375515	12.694230	11.59%	0
2011	17.050778	11.375515	-33.28%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	33.437512	33.091313	-1.04%	0
2019	26.752859	33.437512	24.99%	0
2018	30.777883	26.752859	-13.08%	0
2017	27.437019	30.777883	12.18%	0
2016	24.260378	27.437019	13.09%	0
2015	25.276026	24.260378	-4.02%	0
2014	22.270453	25.276026	13.50%	0
2013	17.072054	22.270453	30.45%	0
2012	14.384008	17.072054	18.69%	0
2011	14.279258	14.384008	0.73%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.455137	10.177293	-2.66%	0
2019	8.975288	10.455137	16.49%	0
2018	11.177706	8.975288	-19.70%	0
2017	8.868214	11.177706	26.04%	0
2016	7.446400	8.868214	19.09%	0
2015	9.446852	7.446400	-21.18%	0
2014*	10.000000	9.446852	-5.53%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.647749	11.278406	5.92%	0
2019	9.961199	10.647749	6.89%	0
2018	10.208209	9.961199	-2.42%	0
2017	9.967627	10.208209	2.41%	0
2016*	10.000000	9.967627	-0.32%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.592165	32.430505	43.55%	0
2019	16.218645	22.592165	39.30%	0
2018	16.737690	16.218645	-3.10%	0
2017	13.436526	16.737690	24.57%	0
2016	12.524759	13.436526	7.28%	0
2015	12.981137	12.524759	-3.52%	0
2014	14.232107	12.981137	-8.79%	0
2013	10.221111	14.232107	39.24%	0
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.007683	24.433904	1.78%	0
2019	18.801104	24.007683	27.69%	0
2018	21.272778	18.801104	-11.62%	0
2017	18.384515	21.272778	15.71%	0
2016	16.387315	18.384515	12.19%	0
2015	16.776699	16.387315	-2.32%	0
2014	15.439690	16.776699	8.66%	0
2013	11.548165	15.439690	33.70%	0
2012	10.107238	11.548165	14.26%	0
2011	10.298488	10.107238	-1.86%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.850635	12.357134	13.88%	0
2019*	10.000000	10.850635	8.51%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.089557	26.181368	18.52%	0
2019	17.829384	22.089557	23.89%	0
2018	20.031974	17.829384	-11.00%	0
2017	16.019269	20.031974	25.05%	0
2016	15.645110	16.019269	2.39%	0
2015	14.924020	15.645110	4.83%	0
2014	14.966396	14.924020	-0.28%	0
2013	11.892421	14.966396	25.85%	0
2012	10.404132	11.892421	14.30%	0
2011	10.742489	10.404132	-3.15%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.313439	33.13%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.625713	36.26%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.775347	15.704742	6.29%	0
2019	13.514711	14.775347	9.33%	0
2018	13.797516	13.514711	-2.05%	0
2017	13.170631	13.797516	4.76%	0
2016	12.587874	13.170631	4.63%	0
2015	12.850270	12.587874	-2.04%	0
2014	12.083548	12.850270	6.35%	0
2013	12.294099	12.083548	-1.71%	0
2012	11.393500	12.294099	7.90%	0
2011	10.937141	11.393500	4.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	50.279082	52.324105	4.07%	0
2019	44.631999	50.279082	12.65%	0
2018	48.648010	44.631999	-8.26%	0
2017	44.970218	48.648010	8.18%	0
2016	41.252861	44.970218	9.01%	0
2015	42.310672	41.252861	-2.50%	0
2014	41.690950	42.310672	1.49%	0
2013	46.337422	41.690950	-10.03%	0
2012	39.840934	46.337422	16.31%	0
2011	37.750186	39.840934	5.54%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.840254	11.506861	-2.82%	0
2019	9.391272	11.840254	26.08%	0
2018	10.341212	9.391272	-9.19%	0
2017	9.318677	10.341212	10.97%	0
2016	8.220270	9.318677	13.36%	0
2015*	10.000000	8.220270	-17.80%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.372706	21.186878	9.36%	0
2019	16.683108	19.372706	16.12%	0
2018	18.098466	16.683108	-7.82%	0
2017	15.808190	18.098466	14.49%	0
2016	15.185195	15.808190	4.10%	0
2015	16.453037	15.185195	-7.71%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.944733	34.171417	48.93%	0
2019	17.477012	22.944733	31.29%	0
2018	21.218710	17.477012	-17.63%	0
2017	17.109465	21.218710	24.02%	0
2016	17.727889	17.109465	-3.49%	0
2015	18.068403	17.727889	-1.88%	0
2014	18.511590	18.068403	-2.39%	0
2013	15.469631	18.511590	19.66%	0
2012	13.535290	15.469631	14.29%	0
2011	15.138326	13.535290	-10.59%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.839224	21.908356	10.43%	0
2019	16.658781	19.839224	19.09%	0
2018	17.782037	16.658781	-6.32%	0
2017	15.574154	17.782037	14.18%	0
2016	14.490563	15.574154	7.48%	0
2015	14.553097	14.490563	-0.43%	0
2014	14.058163	14.553097	3.52%	0
2013	11.564862	14.058163	21.56%	0
2012	10.136363	11.564862	14.09%	0
2011	10.185355	10.136363	-0.48%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.403583	13.355810	7.68%	0
2019	11.542789	12.403583	7.46%	0
2018	11.834619	11.542789	-2.47%	0
2017	11.628721	11.834619	1.77%	0
2016	11.488878	11.628721	1.22%	0
2015	11.678990	11.488878	-1.63%	0
2014	11.283092	11.678990	3.51%	0
2013	11.745615	11.283092	-3.94%	0
2012	11.349117	11.745615	3.49%	0
2011	10.886683	11.349117	4.25%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.481471	31.363557	28.11%	0
2019	18.422069	24.481471	32.89%	0
2018	20.628911	18.422069	-10.70%	0
2017	15.974195	20.628911	29.14%	0
2016	16.170109	15.974195	-1.21%	0
2015	15.392570	16.170109	5.05%	0
2014	15.329730	15.392570	0.41%	0
2013	12.085782	15.329730	26.84%	0
2012	10.040218	12.085782	20.37%	0
2011	11.227749	10.040218	-10.58%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.337355	39.341849	49.38%	0
2019	20.502033	26.337355	28.46%	0
2018	20.932193	20.502033	-2.06%	0
2017	16.611103	20.932193	26.01%	0
2016	15.446288	16.611103	7.54%	0
2015	14.719560	15.446288	4.94%	0
2014	13.814202	14.719560	6.55%	0
2013	10.809513	13.814202	27.80%	0
2012	9.338308	10.809513	15.75%	0
2011	9.936478	9.338308	-6.02%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.982434	23.394378	11.50%	0
2019	16.933919	20.982434	23.91%	0
2018	17.559399	16.933919	-3.56%	0
2017	14.605454	17.559399	20.22%	0
2016	13.333890	14.605454	9.54%	0
2015	13.377837	13.333890	-0.33%	0
2014	12.308889	13.377837	8.68%	0
2013	9.388388	12.308889	31.11%	0
2012	8.134094	9.388388	15.42%	0
2011	8.437999	8.134094	-3.60%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.228513	20.755095	2.60%	0
2019	18.792698	20.228513	7.64%	0
2018	19.518713	18.792698	-3.72%	0
2017	18.616399	19.518713	4.85%	0
2016	17.377412	18.616399	7.13%	0
2015	18.148708	17.377412	-4.25%	29
2014	17.718275	18.148708	2.43%	27
2013	18.174214	17.718275	-2.51%	25
2012	16.421308	18.174214	10.67%	25
2011	15.778518	16.421308	4.07%	26
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	31.078632	33.816522	8.81%	0
2019	24.376058	31.078632	27.50%	0
2018	24.724871	24.376058	-1.41%	0
2017	20.804995	24.724871	18.84%	0
2016	18.942232	20.804995	9.83%	0
2015	19.033161	18.942232	-0.48%	0
2014	17.212463	19.033161	10.58%	0
2013	13.315422	17.212463	29.27%	0
2012	11.824177	13.315422	12.61%	0
2011	11.928634	11.824177	-0.88%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	27.660650	28.263176	2.18%	0
2019	22.035259	27.660650	25.53%	0
2018	24.098555	22.035259	-8.56%	0
2017	20.712303	24.098555	16.35%	0
2016	17.818383	20.712303	16.24%	0
2015	19.286240	17.818383	-7.61%	0
2014	17.917375	19.286240	7.64%	0
2013	13.396973	17.917375	33.74%	0
2012	11.469793	13.396973	16.80%	0
2011	11.909239	11.469793	-3.69%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.044239	13.603154	12.94%	0
2019	10.627017	12.044239	13.34%	0
2018	11.776333	10.627017	-9.76%	0
2017	10.084160	11.776333	16.78%	0
2016*	10.000000	10.084160	0.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.774952	18.617447	10.98%	0
2019	13.724650	16.774952	22.22%	0
2018	15.596576	13.724650	-12.00%	0
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.053910	16.279987	8.14%	0
2019	13.141460	15.053910	14.55%	0
2018	14.215221	13.141460	-7.55%	0
2017	12.865962	14.215221	10.49%	0
2016	12.297011	12.865962	4.63%	0
2015	12.605143	12.297011	-2.44%	0
2014	12.257368	12.605143	2.84%	0
2013	10.842213	12.257368	13.05%	0
2012	9.901343	10.842213	9.50%	0
2011	10.178550	9.901343	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.212239	17.818287	9.91%	0
2019	13.674624	16.212239	18.56%	0
2018	15.102205	13.674624	-9.45%	0
2017	13.225621	15.102205	14.19%	0
2016	12.497841	13.225621	5.82%	0
2015	12.845981	12.497841	-2.71%	0
2014	12.443839	12.845981	3.23%	0
2013	10.409028	12.443839	19.55%	0
2012	9.289782	10.409028	12.05%	0
2011	9.757848	9.289782	-4.80%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.184391	13.986876	6.09%	1,711
2019	12.082336	13.184391	9.12%	1,711
2018	12.582629	12.082336	-3.98%	1,711
2017	11.997916	12.582629	4.87%	2,682
2016	11.631259	11.997916	3.15%	2,682
2015	11.883626	11.631259	-2.12%	2,682
2014	11.663208	11.883626	1.89%	2,682
2013	11.272747	11.663208	3.46%	2,944
2012	10.635656	11.272747	5.99%	3,219
2011	10.636271	10.635656	-0.01%	3,219
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.477890	12.923497	3.57%	0
2019	11.115278	12.477890	12.26%	0
2018	12.124200	11.115278	-8.32%	0
2017	10.713871	12.124200	13.16%	0
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.981023	13.741249	5.86%	0
2019	11.406919	12.981023	13.80%	0
2018	12.450432	11.406919	-8.38%	0
2017	10.719582	12.450432	16.15%	0
2016	10.235508	10.719582	4.73%	0
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.684096	17.117618	9.14%	0
2019	13.463834	15.684096	16.49%	0
2018	14.697639	13.463834	-8.39%	0
2017	13.078748	14.697639	12.38%	0
2016	12.426494	13.078748	5.25%	0
2015	12.738720	12.426494	-2.45%	0
2014	12.354957	12.738720	3.11%	0
2013	10.636554	12.354957	16.16%	0
2012	9.600365	10.636554	10.79%	0
2011	9.968937	9.600365	-3.70%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.478794	18.240131	10.69%	0
2019	13.673094	16.478794	20.52%	0
2018	15.324711	13.673094	-10.78%	0
2017	13.163173	15.324711	16.42%	0
2016	12.407658	13.163173	6.09%	0
2015	12.776465	12.407658	-2.89%	0
2014	12.392557	12.776465	3.10%	0
2013	10.113294	12.392557	22.54%	0
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.525617	15.619169	7.53%	0
2019	12.888584	14.525617	12.70%	0
2018	13.726433	12.888584	-6.10%	0
2017	12.668439	13.726433	8.35%	0
2016	12.120834	12.668439	4.52%	0
2015	12.425283	12.120834	-2.45%	0
2014	12.107456	12.425283	2.63%	0
2013	11.038758	12.107456	9.68%	5,232
2012	10.174002	11.038758	8.50%	5,232
2011	10.346130	10.174002	-1.66%	5,232
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.577701	16.155190	3.71%	0
2019	14.045121	15.577701	10.91%	0
2018	16.896703	14.045121	-16.88%	0
2017	13.963642	16.896703	21.00%	0
2016	14.005178	13.963642	-0.30%	0
2015	14.780942	14.005178	-5.25%	0
2014	16.320458	14.780942	-9.43%	0
2013	13.782602	16.320458	18.41%	0
2012	11.691392	13.782602	17.89%	0
2011	13.539657	11.691392	-13.65%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.747495	17.47%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.775470	14.535029	5.51%	0
2019	12.824167	13.775470	7.42%	0
2018	13.062011	12.824167	-1.82%	0
2017	12.689056	13.062011	2.94%	0
2016	12.215655	12.689056	3.88%	0
2015	12.478981	12.215655	-2.11%	0
2014	12.047147	12.478981	3.58%	0
2013	12.456312	12.047147	-3.28%	0
2012	11.724510	12.456312	6.24%	0
2011	11.154881	11.724510	5.11%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.256106	15.327237	7.51%	0
2019	13.192842	14.256106	8.06%	0
2018	13.578570	13.192842	-2.84%	0
2017	13.270936	13.578570	2.32%	0
2016	13.024363	13.270936	1.89%	0
2015	13.277968	13.024363	-1.91%	0
2014	12.839722	13.277968	3.41%	0
2013	13.294413	12.839722	-3.42%	0
2012	12.587652	13.294413	5.61%	0
2011	12.037904	12.587652	4.57%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.601707	10.844457	2.29%	0
2019	10.087864	10.601707	5.09%	0
2018*	10.000000	10.087864	0.88%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	25.377978	28.350201	11.71%	0
2019	20.934710	25.377978	21.22%	0
2018	25.711980	20.934710	-18.58%	0
2017	18.427770	25.711980	39.53%	0
2016	17.349859	18.427770	6.21%	0
2015	20.946977	17.349859	-17.17%	0
2014	22.482440	20.946977	-6.83%	0
2013	22.632906	22.482440	-0.66%	0
2012	19.583210	22.632906	15.57%	0
2011	25.585692	19.583210	-23.46%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	25.244920	26.388806	4.53%	0
2019	22.314106	25.244920	13.13%	0
2018	23.332443	22.314106	-4.36%	0
2017	22.165116	23.332443	5.27%	0
2016	19.691375	22.165116	12.56%	0
2015	20.505634	19.691375	-3.97%	0
2014	20.279585	20.505634	1.11%	0
2013	19.209010	20.279585	5.57%	0
2012	17.006776	19.209010	12.95%	0
2011	16.613435	17.006776	2.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	16.182048	16.926045	4.60%	0
2019	15.443456	16.182048	4.78%	0
2018	15.671469	15.443456	-1.45%	0
2017	15.568868	15.671469	0.66%	0
2016	15.673072	15.568868	-0.66%	0
2015	15.912923	15.673072	-1.51%	0
2014	15.433695	15.912923	3.11%	0
2013	16.314484	15.433695	-5.40%	0
2012	16.055896	16.314484	1.61%	0
2011	15.181780	16.055896	5.76%	6

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.557620	10.435157	-1.16%	0
2019	10.520116	10.557620	0.36%	0
2018	10.523949	10.520116	-0.04%	0
2017	10.628164	10.523949	-0.98%	0
2016	10.777838	10.628164	-1.39%	0
2015	10.930871	10.777838	-1.40%	0
2014	11.086075	10.930871	-1.40%	0
2013	11.243481	11.086075	-1.40%	777
2012	11.403562	11.243481	-1.40%	777
2011	11.565023	11.403562	-1.40%	777
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.024327	17.055824	6.44%	0
2019	13.643124	16.024327	17.45%	0
2018	16.190789	13.643124	-15.74%	0
2017	12.883151	16.190789	25.67%	0
2016	12.953023	12.883151	-0.54%	0
2015	13.551230	12.953023	-4.41%	0
2014	13.805555	13.551230	-1.84%	0
2013	11.882533	13.805555	16.18%	0
2012	10.424572	11.882533	13.99%	0
2011	11.716421	10.424572	-11.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.674592	12.331554	5.63%	0
2019	9.769110	11.674592	19.51%	0
2018	11.538635	9.769110	-15.34%	0
2017	9.402483	11.538635	22.72%	0
2016	9.486013	9.402483	-0.88%	0
2015	9.756230	9.486013	-2.77%	0
2014	10.547416	9.756230	-7.50%	0
2013	8.839774	10.547416	19.32%	0
2012	7.584319	8.839774	16.55%	0
2011	8.825898	7.584319	-14.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.783048	28.680298	11.24%	0
2019	21.133665	25.783048	22.00%	0
2018	23.517910	21.133665	-10.14%	0
2017	20.139296	23.517910	16.78%	0
2016	18.657959	20.139296	7.94%	0
2015	19.113658	18.657959	-2.38%	0
2014	18.464529	19.113658	3.52%	0
2013	14.716704	18.464529	25.47%	0
2012	12.878109	14.716704	14.28%	75
2011	13.595059	12.878109	-5.27%	76

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.633239	20.100537	7.87%	0
2019	16.384258	18.633239	13.73%	0
2018	17.465153	16.384258	-6.19%	0
2017	15.938376	17.465153	9.58%	0
2016	15.205699	15.938376	4.82%	0
2015	15.448431	15.205699	-1.57%	0
2014	14.980860	15.448431	3.12%	0
2013	13.395360	14.980860	11.84%	0
2012	12.420224	13.395360	7.85%	0
2011	12.485749	12.420224	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.698946	24.981620	10.06%	0
2019	19.193874	22.698946	18.26%	0
2018	20.814777	19.193874	-7.79%	0
2017	18.386678	20.814777	13.21%	0
2016	17.307540	18.386678	6.24%	0
2015	17.647147	17.307540	-1.92%	0
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.493976	16.302941	5.22%	0
2019	14.346329	15.493976	8.00%	0
2018	14.818378	14.346329	-3.19%	0
2017	14.220117	14.818378	4.21%	0
2016	13.831726	14.220117	2.81%	0
2015	13.991080	13.831726	-1.14%	94
2014	13.658383	13.991080	2.44%	91
2013	13.213856	13.658383	3.36%	85
2012	12.742431	13.213856	3.70%	82
2011	12.554982	12.742431	1.49%	89
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.474729	12.860996	3.10%	0
2019	11.196489	12.474729	11.42%	0
2018	12.033298	11.196489	-6.95%	0
2017	10.702074	12.033298	12.44%	0
2016	10.267575	10.702074	4.23%	0
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.062369	13.694497	4.84%	0
2019	11.495033	13.062369	13.63%	0
2018	12.410534	11.495033	-7.38%	0
2017	10.760883	12.410534	15.33%	0
2016	10.203997	10.760883	5.46%	0
2015	10.775041	10.203997	-5.30%	0
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.365807	23.245957	8.80%	177
2019	18.403454	21.365807	16.10%	177
2018	19.790314	18.403454	-7.01%	178
2017	17.773029	19.790314	11.35%	178
2016	16.823029	17.773029	5.65%	178
2015	17.119195	16.823029	-1.73%	178
2014	16.507013	17.119195	3.71%	178
2013	14.354555	16.507013	14.99%	179
2012	13.138332	14.354555	9.26%	179
2011	13.329878	13.138332	-1.44%	194
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.254775	26.863648	10.76%	753
2019	20.191679	24.254775	20.12%	753
2018	22.194922	20.191679	-9.03%	754
2017	19.291583	22.194922	15.05%	754
2016	18.035104	19.291583	6.97%	2,141
2015	18.425665	18.035104	-2.12%	3,487
2014	17.804702	18.425665	3.49%	2,880
2013	14.755526	17.804702	20.66%	2,880
2012	13.155324	14.755526	12.16%	3,999
2011	13.631623	13.155324	-3.49%	5,426
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.592988	19.900612	7.03%	115
2019	16.616552	18.592988	11.89%	116
2018	17.507143	16.616552	-5.09%	116
2017	16.257507	17.507143	7.69%	116
2016	15.598163	16.257507	4.23%	116
2015	15.824478	15.598163	-1.43%	199
2014	15.322942	15.824478	3.27%	197
2013	14.064436	15.322942	8.95%	195
2012	13.203082	14.064436	6.52%	194
2011	13.119542	13.203082	0.64%	201
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.466509	11.055233	5.62%	0
2019*	10.000000	10.466509	4.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.767148	12.289583	14.14%	0
2019*	10.000000	10.767148	7.67%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.689874	30.387323	28.27%	0
2019	18.406693	23.689874	28.70%	0
2018	19.262231	18.406693	-4.44%	0
2017	15.003277	19.262231	28.39%	0
2016	14.889658	15.003277	0.76%	0
2015	14.599663	14.889658	1.99%	0
2014	13.407747	14.599663	8.89%	0
2013	10.091991	13.407747	32.86%	559
2012	8.796906	10.091991	14.72%	559
2011	9.188587	8.796906	-4.26%	559
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.083985	13.815703	5.59%	0
2019	11.153864	13.083985	17.30%	0
2018	11.886080	11.153864	-6.16%	0
2017	10.254405	11.886080	15.91%	0
2016	9.580687	10.254405	7.03%	0
2015	9.940095	9.580687	-3.62%	0
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.055432	15.880994	5.48%	0
2019	12.517486	15.055432	20.28%	0
2018	13.031769	12.517486	-3.95%	0
2017	10.860009	13.031769	20.00%	0
2016	10.008431	10.860009	8.51%	0
2015	10.136201	10.008431	-1.26%	0
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.746674	46.596300	17.23%	0
2019	29.292371	39.746674	35.69%	0
2018	30.093668	29.292371	-2.66%	0
2017	23.972218	30.093668	25.54%	0
2016	23.459513	23.972218	2.19%	0
2015	22.639583	23.459513	3.62%	23
2014	21.103926	22.639583	7.28%	24
2013	15.656863	21.103926	34.79%	27
2012	13.379633	15.656863	17.02%	28
2011	13.879239	13.379633	-3.60%	29

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.452865	30.474742	0.07%	0
2019	24.327974	30.452865	25.18%	0
2018	27.220070	24.327974	-10.62%	0
2017	25.401729	27.220070	7.16%	0
2016	21.389647	25.401729	18.76%	0
2015	22.662300	21.389647	-5.62%	0
2014	20.318544	22.662300	11.54%	0
2013	15.623287	20.318544	30.05%	0
2012	13.819345	15.623287	13.05%	0
2011	13.925107	13.819345	-0.76%	7
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.804707	18.05%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.800131	18.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	60.484295	67.458959	11.53%	0
2019	48.820033	60.484295	23.89%	0
2018	55.878552	48.820033	-12.63%	0
2017	48.946350	55.878552	14.16%	0
2016	41.266647	48.946350	18.61%	0
2015	42.940824	41.266647	-3.90%	0
2014	39.801118	42.940824	7.89%	0
2013	30.339423	39.801118	31.19%	0
2012	26.194264	30.339423	15.82%	0
2011	27.258994	26.194264	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.574868	22.004020	-2.53%	0
2019	18.486969	22.574868	22.11%	0
2018	21.591403	18.486969	-14.38%	0
2017	19.235158	21.591403	12.25%	0
2016	16.588905	19.235158	15.95%	0
2015	17.324375	16.588905	-4.25%	0
2014	15.014820	17.324375	15.38%	0
2013	11.223612	15.014820	33.78%	0
2012	9.784057	11.223612	14.71%	0
2011	10.158513	9.784057	-3.69%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	34.744748	48.266205	38.92%	0
2019	25.965214	34.744748	33.81%	0
2018	28.607471	25.965214	-9.24%	0
2017	23.223829	28.607471	23.18%	0
2016	21.746638	23.223829	6.79%	0
2015	21.889905	21.746638	-0.65%	0
2014	21.593612	21.889905	1.37%	0
2013	15.177795	21.593612	42.27%	0
2012	13.570259	15.177795	11.85%	0
2011	13.852352	13.570259	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	62.968641	65.286021	3.68%	0
2019	53.665823	62.968641	17.33%	0
2018	65.544270	53.665823	-18.12%	0
2017	60.948343	65.544270	7.54%	0
2016	49.082802	60.948343	24.17%	0
2015	52.969902	49.082802	-7.34%	0
2014	50.197125	52.969902	5.52%	0
2013	36.260190	50.197125	38.44%	0
2012	30.533520	36.260190	18.76%	0
2011	32.620202	30.533520	-6.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	57.211417	69.209728	20.97%	0
2019	46.179511	57.211417	23.89%	0
2018	53.612572	46.179511	-13.86%	0
2017	47.909752	53.612572	11.90%	0
2016	39.556465	47.909752	21.12%	0
2015	40.785081	39.556465	-3.01%	0
2014	41.029765	40.785081	-0.60%	0
2013	29.531592	41.029765	38.94%	0
2012	25.931771	29.531592	13.88%	0
2011	27.847272	25.931771	-6.88%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.079974	23.601191	11.96%	0
2019	16.693190	21.079974	26.28%	0
2018	17.778837	16.693190	-6.11%	0
2017	14.441230	17.778837	23.11%	0
2016	12.892095	14.441230	12.02%	0
2015	13.217866	12.892095	-2.46%	0
2014	12.575615	13.217866	5.11%	0
2013	8.868107	12.575615	41.81%	0
2012	7.691254	8.868107	15.30%	0
2011	8.825688	7.691254	-12.85%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.010263	17.901589	11.81%	0
2019	12.677044	16.010263	26.29%	0
2018	13.535871	12.677044	-6.34%	0
2017	11.003122	13.535871	23.02%	0
2016*	10.000000	11.003122	10.03%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.816091	24.384609	11.77%	0
2019	17.559138	21.816091	24.24%	0
2018	18.904587	17.559138	-7.12%	0
2017	16.162933	18.904587	16.96%	0
2016	14.886489	16.162933	8.57%	0
2015	15.146916	14.886489	-1.72%	0
2014	13.889330	15.146916	9.05%	0
2013	10.151205	13.889330	36.82%	0
2012	9.233874	10.151205	9.93%	0
2011	9.672275	9.233874	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.154297	16.935906	-6.71%	0
2019	14.086999	18.154297	28.87%	0
2018	14.871485	14.086999	-5.28%	0
2017	14.161916	14.871485	5.01%	0
2016	13.379244	14.161916	5.85%	0
2015	14.337324	13.379244	-6.68%	0
2014	11.282015	14.337324	27.08%	0
2013	11.104067	11.282015	1.60%	0
2012	9.726579	11.104067	14.16%	0
2011	9.262269	9.726579	5.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.285966	32.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.609320	23.948306	16.20%	0
2019	15.975228	20.609320	29.01%	0
2018	17.033442	15.975228	-6.21%	0
2017	14.250089	17.033442	19.53%	0
2016	12.973398	14.250089	9.84%	0
2015	13.034700	12.973398	-0.47%	0
2014	11.690929	13.034700	11.49%	0
2013*	10.000000	11.690929	16.91%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.629229	10.777223	1.39%	0
2019	10.356837	10.629229	2.63%	0
2018	10.419228	10.356837	-0.60%	0
2017	10.402485	10.419228	0.16%	0
2016	10.293303	10.402485	1.06%	0
2015	10.475188	10.293303	-1.74%	0
2014	10.571704	10.475188	-0.91%	0
2013	10.710524	10.571704	-1.30%	0
2012	10.493248	10.710524	2.07%	0
2011	10.505471	10.493248	-0.12%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.550146	20.647393	17.65%	0
2019	14.244008	17.550146	23.21%	0
2018	16.295948	14.244008	-12.59%	0
2017	14.474102	16.295948	12.59%	0
2016	12.144406	14.474102	19.18%	0
2015	12.949016	12.144406	-6.21%	0
2014	12.561167	12.949016	3.09%	0
2013*	10.000000	12.561167	25.61%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.708848	37.613673	58.65%	0
2019	17.518924	23.708848	35.33%	0
2018	19.076041	17.518924	-8.16%	0
2017	15.145152	19.076041	25.95%	0
2016	14.426844	15.145152	4.98%	0
2015	14.658829	14.426844	-1.58%	34
2014	14.290362	14.658829	2.58%	37
2013	10.430873	14.290362	37.00%	40
2012	9.207097	10.430873	13.29%	40
2011	9.749946	9.207097	-5.57%	40
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.541399	20.031479	37.75%	0
2019	11.132034	14.541399	30.63%	0
2018	12.083458	11.132034	-7.87%	0
2017	9.838017	12.083458	22.82%	0
2016	9.578681	9.838017	2.71%	0
2015*	10.000000	9.578681	-4.21%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.476682	10.687208	2.01%	0
2019	10.247632	10.476682	2.24%	0
2018	10.288884	10.247632	-0.40%	0
2017	10.342392	10.288884	-0.52%	0
2016	10.362502	10.342392	-0.19%	0
2015	10.490360	10.362502	-1.22%	0
2014	10.574797	10.490360	-0.80%	0
2013	10.659198	10.574797	-0.79%	0
2012	10.334992	10.659198	3.14%	0
2011	10.451154	10.334992	-1.11%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.301340	34.542932	17.89%	0
2019	23.606737	29.301340	24.12%	0
2018	25.398106	23.606737	-7.05%	0
2017	21.749384	25.398106	16.78%	0
2016	20.077309	21.749384	8.33%	0
2015	20.457226	20.077309	-1.86%	0
2014	18.796293	20.457226	8.84%	0
2013	13.853638	18.796293	35.68%	0
2012	12.660703	13.853638	9.42%	0
2011	13.248211	12.660703	-4.43%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.881855	12.641965	6.40%	0
2019	10.784123	11.881855	10.18%	0
2018	11.568210	10.784123	-6.78%	0
2017	10.347636	11.568210	11.80%	0
2016	9.294660	10.347636	11.33%	0
2015	10.380393	9.294660	-10.46%	0
2014	10.480118	10.380393	-0.95%	0
2013	10.617321	10.480118	-1.29%	0
2012*	10.000000	10.617321	6.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.962797	12.571418	5.09%	0
2019	10.582112	11.962797	13.05%	0
2018	11.277369	10.582112	-6.17%	0
2017	10.418135	11.277369	8.25%	0
2016	9.332530	10.418135	11.63%	0
2015	9.694333	9.332530	-3.73%	0
2014*	10.000000	9.694333	-3.06%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.969073	13.059811	9.11%	0
2019	11.353622	11.969073	5.42%	0
2018	12.004733	11.353622	-5.42%	0
2017	10.994491	12.004733	9.19%	0
2016	10.835564	10.994491	1.47%	0
2015	11.838901	10.835564	-8.47%	0
2014	11.970971	11.838901	-1.10%	0
2013	12.994281	11.970971	-7.88%	0
2012	12.523974	12.994281	3.76%	0
2011	11.715321	12.523974	6.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.492347	11.658889	1.45%	0
2019	11.215454	11.492347	2.47%	0
2018	11.348665	11.215454	-1.17%	0
2017	11.367019	11.348665	-0.16%	0
2016	11.379469	11.367019	-0.11%	0
2015	11.516995	11.379469	-1.19%	0
2014	11.593767	11.516995	-0.66%	0
2013	11.785758	11.593767	-1.63%	0
2012	11.303572	11.785758	4.27%	0
2011	11.349250	11.303572	-0.40%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.186732	15.626966	10.15%	0
2019	13.268912	14.186732	6.92%	0
2018	13.762936	13.268912	-3.59%	0
2017	13.464741	13.762936	2.21%	0
2016	12.982043	13.464741	3.72%	0
2015	13.532374	12.982043	-4.07%	0
2014	13.312970	13.532374	1.65%	0
2013	14.872887	13.312970	-10.49%	0
2012	13.870330	14.872887	7.23%	0
2011	12.596832	13.870330	10.11%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.324830	10.398179	0.71%	0
2019	10.196519	10.324830	1.26%	0
2018	10.196573	10.196519	0.00%	0
2017	10.107944	10.196573	0.88%	0
2016*	10.000000	10.107944	1.08%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.416206	17.584679	7.12%	0
2019	15.365509	16.416206	6.84%	0
2018	15.668824	15.365509	-1.94%	0
2017	15.145309	15.668824	3.46%	0
2016	14.958044	15.145309	1.25%	0
2015	15.104638	14.958044	-0.97%	0
2014	14.691639	15.104638	2.81%	0
2013	15.197449	14.691639	-3.33%	0
2012	14.063664	15.197449	8.06%	0
2011	13.766554	14.063664	2.16%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.578071	12.389885	7.01%	0
2019	10.847817	11.578071	6.73%	0
2018	11.073007	10.847817	-2.03%	0
2017	10.713713	11.073007	3.35%	0
2016	10.591772	10.713713	1.15%	0
2015	10.706236	10.591772	-1.07%	0
2014	10.423839	10.706236	2.71%	0
2013	10.793451	10.423839	-3.42%	0
2012	9.997303	10.793451	7.96%	0
2011*	10.000000	9.997303	-0.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.070890	13.341461	10.53%	0
2019	9.781841	12.070890	23.40%	0
2018	12.266057	9.781841	-20.25%	0
2017	9.827498	12.266057	24.81%	0
2016*	10.000000	9.827498	-1.73%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.494766	34.95%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.893826	28.94%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.669023	17.905112	22.06%	0
2019	12.444330	14.669023	17.88%	0
2018	13.877296	12.444330	-10.33%	0
2017	13.380041	13.877296	3.72%	0
2016	11.335117	13.380041	18.04%	0
2015	13.132112	11.335117	-13.68%	0
2014	13.812881	13.132112	-4.93%	0
2013	11.578948	13.812881	19.29%	0
2012	10.913765	11.578948	6.09%	0
2011	12.592305	10.913765	-13.33%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.966010	56.038780	27.46%	0
2019	34.665530	43.966010	26.83%	0
2018	34.861674	34.665530	-0.56%	0
2017	27.771653	34.861674	25.53%	0
2016	31.545211	27.771653	-11.96%	0
2015	28.445811	31.545211	10.90%	0
2014	21.984956	28.445811	29.39%	0
2013	14.813993	21.984956	48.41%	0
2012	11.469343	14.813993	29.16%	0
2011	10.537474	11.469343	8.84%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	68.215186	78.862094	15.61%	0
2019	52.975386	68.215186	28.77%	0
2018	70.225600	52.975386	-24.56%	0
2017	47.154285	70.225600	48.93%	0
2016	47.772942	47.154285	-1.29%	0
2015	56.334025	47.772942	-15.20%	0
2014	57.372034	56.334025	-1.81%	0
2013	51.942908	57.372034	10.45%	0
2012	40.584488	51.942908	27.99%	0
2011	55.425541	40.584488	-26.78%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.784237	6.777029	17.16%	0
2019	5.259156	5.784237	9.98%	0
2018	7.452477	5.259156	-29.43%	0
2017	7.709997	7.452477	-3.34%	0
2016	5.452194	7.709997	41.41%	0
2015	8.331203	5.452194	-34.56%	0
2014	10.476472	8.331203	-20.48%	0
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	27.276527	32.034784	17.44%	0
2019	24.728781	27.276527	10.30%	0
2018	34.970989	24.728781	-29.29%	0
2017	36.078782	34.970989	-3.07%	0
2016	25.460684	36.078782	41.70%	0
2015	38.800263	25.460684	-34.38%	0
2014	48.644610	38.800263	-20.24%	0
2013	44.633626	48.644610	8.99%	0
2012	43.786283	44.633626	1.94%	0
2011	53.150799	43.786283	-17.62%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.787196	10.471348	-2.93%	0
2019*	10.000000	10.787196	7.87%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.381896	56.601960	55.58%	0
2019	29.559160	36.381896	23.08%	0
2018	29.593874	29.559160	-0.12%	0
2017	23.846531	29.593874	24.10%	0
2016	22.445413	23.846531	6.24%	0
2015	23.439797	22.445413	-4.24%	0
2014	24.227573	23.439797	-3.25%	0
2013	16.355805	24.227573	48.13%	0
2012	15.378152	16.355805	6.36%	0
2011	16.347518	15.378152	-5.93%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.303038	13.747387	3.34%	0
2019	11.713529	13.303038	13.57%	0
2018	12.829479	11.713529	-8.70%	0
2017	11.386772	12.829479	12.67%	0
2016	11.177596	11.386772	1.87%	0
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.806058	8.870243	0.73%	0
2019	7.651041	8.806058	15.10%	0
2018*	10.000000	7.651041	-23.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.639080	32.132330	1.56%	0
2019	26.775627	31.639080	18.16%	0
2018	32.078425	26.775627	-16.53%	0
2017	28.842760	32.078425	11.22%	0
2016	23.451680	28.842760	22.99%	0
2015	25.233564	23.451680	-7.06%	0
2014	23.502310	25.233564	7.37%	0
2013	17.326930	23.502310	35.64%	0
2012	14.841377	17.326930	16.75%	0
2011	16.480266	14.841377	-9.94%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.977732	15.091222	7.97%	131
2019	13.023939	13.977732	7.32%	128
2018	13.599969	13.023939	-4.24%	131
2017	13.310782	13.599969	2.17%	207
2016	12.938426	13.310782	2.88%	226
2015	13.461043	12.938426	-3.88%	211
2014	13.222784	13.461043	1.80%	222
2013	14.660477	13.222784	-9.81%	202
2012	13.853507	14.660477	5.83%	162
2011	12.579318	13.853507	10.13%	144
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	30.480390	33.585594	10.19%	314
2019	24.952773	30.480390	22.15%	314
2018	27.189248	24.952773	-8.23%	314
2017	22.897273	27.189248	18.74%	314
2016	20.472741	22.897273	11.84%	314
2015	22.011161	20.472741	-6.99%	315
2014	19.852724	22.011161	10.87%	315
2013	14.831750	19.852724	33.85%	315
2012	13.116528	14.831750	13.08%	315
2011	12.907424	13.116528	1.62%	318

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	22.884520	28.389368	24.05%	0
2019	18.082118	22.884520	26.56%	0
2018	21.644237	18.082118	-16.46%	0
2017	16.738233	21.644237	29.31%	0
2016	17.972029	16.738233	-6.87%	0
2015	18.099243	17.972029	-0.70%	0
2014	19.435866	18.099243	-6.88%	0
2013	16.111091	19.435866	20.64%	0
2012	13.493256	16.111091	19.40%	0
2011	15.565999	13.493256	-13.32%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.877071	27.805391	-0.26%	27
2019	21.902535	27.877071	27.28%	27
2018	25.499788	21.902535	-14.11%	27
2017	23.164915	25.499788	10.08%	58
2016	19.132100	23.164915	21.08%	84
2015	19.695800	19.132100	-2.86%	84
2014	17.166323	19.695800	14.74%	85
2013	13.387193	17.166323	28.23%	86
2012	11.677860	13.387193	14.64%	297
2011	11.932093	11.677860	-2.13%	298
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	41.637190	41.434351	-0.49%	0
2019	33.258552	41.637190	25.19%	0
2018	37.150213	33.258552	-10.48%	0
2017	34.663081	37.150213	7.18%	0
2016	29.192912	34.663081	18.74%	0
2015	30.819579	29.192912	-5.28%	0
2014	27.655628	30.819579	11.44%	0
2013	21.303483	27.655628	29.82%	0
2012	18.867576	21.303483	12.91%	0
2011	18.952346	18.867576	-0.45%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.045250	30.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.707480	12.346773	5.46%	0
2019	10.342584	11.707480	13.20%	0
2018	10.807773	10.342584	-4.30%	0
2017	10.241414	10.807773	5.53%	0
2016	9.210938	10.241414	11.19%	0
2015*	10.000000	9.210938	-7.89%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.576289	11.313392	6.97%	0
2019	9.832498	10.576289	7.56%	0
2018	10.050474	9.832498	-2.17%	0
2017	9.881134	10.050474	1.71%	0
2016	9.785479	9.881134	0.98%	0
2015*	10.000000	9.785479	-2.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.684098	14.987840	2.07%	0
2019	11.689952	14.684098	25.61%	0
2018	12.813189	11.689952	-8.77%	0
2017	11.160715	12.813189	14.81%	0
2016	9.757481	11.160715	14.38%	0
2015*	10.000000	9.757481	-2.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.976454	21.384575	18.96%	0
2019	15.490530	17.976454	16.05%	0
2018	17.008811	15.490530	-8.93%	0
2017	15.177751	17.008811	12.06%	0
2016	14.835936	15.177751	2.30%	0
2015	15.206461	14.835936	-2.44%	0
2014	15.137710	15.206461	0.45%	0
2013	13.425066	15.137710	12.76%	0
2012	12.388328	13.425066	8.37%	0
2011	13.045088	12.388328	-5.03%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.202321	14.031668	6.28%	0
2019	11.177299	13.202321	18.12%	0
2018	13.452907	11.177299	-16.92%	0
2017	11.865628	13.452907	13.38%	0
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	0
2014*	10.000000	10.878488	8.78%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.870825	38.020755	9.03%	370
2019	28.952682	34.870825	20.44%	370
2018	32.278282	28.952682	-10.30%	1,037
2017	29.137796	32.278282	10.78%	1,037
2016	23.515456	29.137796	23.91%	1,037
2015	24.430581	23.515456	-3.75%	1,037
2014	23.582274	24.430581	3.60%	1,037
2013	17.005377	23.582274	38.68%	1,038
2012	14.909191	17.005377	14.06%	3,102
2011	15.043438	14.909191	-0.89%	3,929

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	34.167923	39.736317	16.30%	1,805
2019	26.428996	34.167923	29.28%	2,292
2018	28.123695	26.428996	-6.03%	3,484
2017	23.478980	28.123695	19.78%	3,740
2016	21.326747	23.478980	10.09%	6,613
2015	21.403570	21.326747	-0.36%	8,623
2014	19.147966	21.403570	11.78%	12,043
2013	14.716283	19.147966	30.11%	14,356
2012	12.902704	14.716283	14.06%	23,065
2011	12.850866	12.902704	0.40%	37,006
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.810238	32.800799	22.34%	0
2019	20.247784	26.810238	32.41%	0
2018	21.493525	20.247784	-5.80%	0
2017	18.909328	21.493525	13.67%	0
2016	17.383511	18.909328	8.78%	0
2015	18.221417	17.383511	-4.60%	0
2014	16.297102	18.221417	11.81%	0
2013	12.309273	16.297102	32.40%	0
2012	11.155011	12.309273	10.35%	0
2011	11.217703	11.155011	-0.56%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	33.665778	41.037314	21.90%	0
2019	25.100493	33.665778	34.12%	0
2018	27.345715	25.100493	-8.21%	0
2017	21.790829	27.345715	25.49%	0
2016	20.490951	21.790829	6.34%	0
2015	21.318699	20.490951	-3.88%	0
2014	20.012981	21.318699	6.52%	0
2013	16.768590	20.012981	19.35%	0
2012	15.408708	16.768590	8.83%	0
2011	14.342372	15.408708	7.43%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.077391	11.605259	4.77%	0
2019	9.646521	11.077391	14.83%	0
2018	10.197012	9.646521	-5.40%	0
2017*	10.000000	10.197012	1.97%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.189971	16.571961	-3.60%	0
2019	13.657181	17.189971	25.87%	0
2018	16.686713	13.657181	-18.16%	0
2017	15.150174	16.686713	10.14%	0
2016	11.727012	15.150174	29.19%	0
2015	12.721688	11.727012	-7.82%	0
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.987714	11.044879	0.52%	0
2019	10.412308	10.987714	5.53%	0
2018	10.575440	10.412308	-1.54%	0
2017	10.373510	10.575440	1.95%	0
2016	9.661427	10.373510	7.37%	0
2015	9.901823	9.661427	-2.43%	0
2014*	10.000000	9.901823	-0.98%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.176816	20.433210	6.55%	46
2019	17.779902	19.176816	7.86%	46
2018	18.150576	17.779902	-2.04%	46
2017	17.702503	18.150576	2.53%	46
2016	17.300638	17.702503	2.32%	46
2015	17.598049	17.300638	-1.69%	46
2014	17.204381	17.598049	2.29%	47
2013	17.278688	17.204381	-0.43%	47
2012	15.979969	17.278688	8.13%	365
2011	15.854161	15.979969	0.79%	465
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.486927	13.526111	28.98%	3,101
2019	8.236655	10.486927	27.32%	3,394
2018*	10.000000	8.236655	-17.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.200277	19.051584	10.76%	0
2019	15.046085	17.200277	14.32%	0
2018	15.922219	15.046085	-5.50%	0
2017	14.298300	15.922219	11.36%	0
2016	13.780812	14.298300	3.76%	0
2015	14.027327	13.780812	-1.76%	0
2014	13.640428	14.027327	2.84%	0
2013	12.206349	13.640428	11.75%	0
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.940224	20.317253	13.25%	0
2019	15.169013	17.940224	18.27%	0
2018	16.372048	15.169013	-7.35%	0
2017	14.262996	16.372048	14.79%	0
2016	13.647608	14.262996	4.51%	0
2015	13.899349	13.647608	-1.81%	0
2014	13.475332	13.899349	3.15%	0
2013	11.792140	13.475332	14.27%	0
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	2,942

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.251809	22.151967	15.06%	0
2019	15.706683	19.251809	22.57%	0
2018	17.303387	15.706683	-9.23%	0
2017	14.531999	17.303387	19.07%	0
2016	13.842663	14.531999	4.98%	0
2015	14.093683	13.842663	-1.78%	0
2014	13.638056	14.093683	3.34%	0
2013	11.390127	13.638056	19.74%	0
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.740735	16.537880	20.36%	0
2019	11.233829	13.740735	22.32%	0
2018	11.929860	11.233829	-5.83%	0
2017	10.424788	11.929860	14.44%	0
2016*	10.000000	10.424788	4.25%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	48.241583	62.009809	28.54%	0
2019	37.239687	48.241583	29.54%	0
2018	40.412387	37.239687	-7.85%	0
2017	33.676288	40.412387	20.00%	0
2016	31.665100	33.676288	6.35%	0
2015	31.952770	31.665100	-0.90%	0
2014	28.996484	31.952770	10.20%	0
2013	22.435335	28.996484	29.24%	0
2012	19.574001	22.435335	14.62%	0
2011	20.399348	19.574001	-4.05%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	10.999409	14.117348	28.35%	0
2019*	10.000000	10.999409	9.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.266405	5.467710	-33.86%	0
2019	7.637684	8.266405	8.23%	0
2018	10.302417	7.637684	-25.87%	0
2017	10.751973	10.302417	-4.18%	0
2016	8.171698	10.751973	31.58%	0
2015	10.463214	8.171698	-21.90%	0
2014	12.171054	10.463214	-14.03%	0
2013	9.948062	12.171054	22.35%	0
2012	9.638456	9.948062	3.21%	0
2011	10.316401	9.638456	-6.57%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	30.833605	32.375492	5.00%	251
2019	24.572775	30.833605	25.48%	251
2018	27.223263	24.572775	-9.74%	251
2017	24.487172	27.223263	11.17%	250
2016	21.073659	24.487172	16.20%	443
2015	22.295332	21.073659	-5.48%	488
2014	20.822881	22.295332	7.07%	490
2013	16.505584	20.822881	26.16%	497
2012	14.292433	16.505584	15.48%	503
2011	14.378804	14.292433	-0.60%	484
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.786880	15.679105	6.03%	0
2019	11.570308	14.786880	27.80%	0
2018	12.930125	11.570308	-10.52%	0
2017	11.250862	12.930125	14.93%	0
2016*	10.000000	11.250862	12.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	35.031557	58.171569	66.05%	0
2019	25.264690	35.031557	38.66%	0
2018	22.821067	25.264690	10.71%	0
2017	17.228904	22.821067	32.46%	0
2016	17.438638	17.228904	-1.20%	0
2015	16.775671	17.438638	3.95%	0
2014	15.184676	16.775671	10.48%	0
2013	11.183204	15.184676	35.78%	0
2012	9.499268	11.183204	17.73%	0
2011	9.433060	9.499268	0.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	37.071844	52.518451	41.67%	56
2019	28.033918	37.071844	32.24%	56
2018	28.527309	28.033918	-1.73%	56
2017	21.440820	28.527309	33.05%	55
2016	21.601268	21.440820	-0.74%	866
2015	20.475058	21.601268	5.50%	950
2014	18.685707	20.475058	9.58%	985
2013	13.920714	18.685707	34.23%	1,024
2012	12.332230	13.920714	12.88%	1,061
2011	12.495657	12.332230	-1.31%	1,101

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.544183	19.770975	1.16%	185
2019	17.256966	19.544183	13.25%	185
2018	18.166368	17.256966	-5.01%	185
2017	17.215582	18.166368	5.52%	184
2016	15.273067	17.215582	12.72%	184
2015	16.102585	15.273067	-5.15%	227
2014	16.165795	16.102585	-0.39%	204
2013	15.493571	16.165795	4.34%	204
2012	13.767645	15.493571	12.54%	204
2011	13.442010	13.767645	2.42%	668
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.472656	16.659577	7.67%	0
2019	14.327560	15.472656	7.99%	0
2018	14.632026	14.327560	-2.08%	0
2017	14.254001	14.632026	2.65%	0
2016	13.823402	14.254001	3.12%	264
2015	14.126484	13.823402	-2.15%	278
2014	13.554408	14.126484	4.22%	293
2013	14.018752	13.554408	-3.31%	306
2012	13.449621	14.018752	4.23%	320
2011	12.729366	13.449621	5.66%	363
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.298428	24.775956	16.33%	118
2019	17.520964	21.298428	21.56%	118
2018	20.829673	17.520964	-15.88%	118
2017	17.510003	20.829673	18.96%	1,061
2016	15.847373	17.510003	10.49%	1,061
2015	16.325407	15.847373	-2.93%	1,410
2014	15.599050	16.325407	4.66%	194
2013	11.633223	15.599050	34.09%	194
2012	10.287348	11.633223	13.08%	194
2011	11.691389	10.287348	-12.01%	1,014
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	23.008749	26.188478	13.82%	148
2019	18.286642	23.008749	25.82%	149
2018	21.802581	18.286642	-16.13%	149
2017	17.003676	21.802581	28.22%	149
2016	18.184506	17.003676	-6.49%	149
2015	17.829743	18.184506	1.99%	149
2014	19.699795	17.829743	-9.49%	0
2013	15.332114	19.699795	28.49%	0
2012	12.906937	15.332114	18.79%	0
2011	15.822499	12.906937	-18.43%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.381244	10.454527	-8.14%	0
2019	9.393056	11.381244	21.17%	0
2018	10.189808	9.393056	-7.82%	0
2017*	10.000000	10.189808	1.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.898712	30.808964	6.61%	188
2019	21.835991	28.898712	32.34%	188
2018	26.804704	21.835991	-18.54%	188
2017	22.815037	26.804704	17.49%	188
2016	21.145491	22.815037	7.90%	188
2015	22.132743	21.145491	-4.46%	188
2014	21.049671	22.132743	5.15%	189
2013	16.374110	21.049671	28.55%	189
2012	13.072699	16.374110	25.25%	189
2011	14.552334	13.072699	-10.17%	177
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.998860	16.517197	10.12%	0
2019	12.697849	14.998860	18.12%	0
2018	14.261841	12.697849	-10.97%	0
2017	12.923079	14.261841	10.36%	0
2016	11.585644	12.923079	11.54%	0
2015	12.534961	11.585644	-7.57%	0
2014	12.367168	12.534961	1.36%	0
2013	10.138969	12.367168	21.98%	0
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.180286	18.040961	-0.77%	0
2019	15.895181	18.180286	14.38%	0
2018	16.855856	15.895181	-5.70%	0
2017	15.594672	16.855856	8.09%	0
2016	13.877394	15.594672	12.37%	0
2015	15.150356	13.877394	-8.40%	0
2014	14.694972	15.150356	3.10%	0
2013	13.086696	14.694972	12.29%	0
2012	11.788201	13.086696	11.02%	0
2011	11.682728	11.788201	0.90%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	33.036041	34.246356	3.66%	30
2019	26.531539	33.036041	24.52%	30
2018	30.903537	26.531539	-14.15%	30
2017	28.338381	30.903537	9.05%	30
2016	22.086651	28.338381	28.31%	30
2015	24.199263	22.086651	-8.73%	30
2014	24.415928	24.199263	-0.89%	54
2013	18.185049	24.415928	34.26%	54
2012	15.587078	18.185049	16.67%	54
2011	16.433932	15.587078	-5.15%	233
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.276033	14.176942	15.48%	71
2019	9.831848	12.276033	24.86%	71
2018	11.848948	9.831848	-17.02%	71
2017	8.562626	11.848948	38.38%	71
2016	7.397922	8.562626	15.74%	71
2015	9.337239	7.397922	-20.77%	71
2014*	10.000000	9.337239	-6.63%	127
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.626102	17.211425	-2.35%	0
2019	15.850629	17.626102	11.20%	0
2018	18.983875	15.850629	-16.50%	0
2017	16.460720	18.983875	15.33%	0
2016	15.538439	16.460720	5.94%	0
2015	16.828712	15.538439	-7.67%	0
2014	19.162566	16.828712	-12.18%	0
2013	15.773367	19.162566	21.49%	0
2012	13.496174	15.773367	16.87%	0
2011	15.291627	13.496174	-11.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2020	8.947071	8.715227	-2.59%	0
2019	8.067889	8.947071	10.90%	0
2018	9.682465	8.067889	-16.68%	0
2017	8.419096	9.682465	15.01%	0
2016	7.970707	8.419096	5.63%	0
2015	8.649601	7.970707	-7.85%	0
2014*	10.000000	8.649601	-13.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2020	17.623352	17.166685	-2.59%	0
2019	15.891598	17.623352	10.90%	0
2018	19.071895	15.891598	-16.68%	0
2017	16.583404	19.071895	15.01%	0
2016	15.700213	16.583404	5.63%	0
2015	17.037446	15.700213	-7.85%	0
2014	19.453733	17.037446	-12.42%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.693341	9.048258	-6.65%	0
2019	9.641877	9.693341	0.53%	0
2018	9.598526	9.641877	0.45%	0
2017	9.555350	9.598526	0.45%	0
2016	9.418784	9.555350	1.45%	0
2015	9.987313	9.418784	-5.69%	0
2014*	10.000000	9.987313	-0.13%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.954743	13.292063	2.60%	0
2019	11.743573	12.954743	10.31%	0
2018	12.457463	11.743573	-5.73%	0
2017	11.175007	12.457463	11.48%	0
2016	10.867589	11.175007	2.83%	0
2015	11.708610	10.867589	-7.18%	0
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.076891	10.598075	5.17%	0
2019	9.396223	10.076891	7.24%	0
2018*	10.000000	9.396223	-6.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.941106	10.520777	5.83%	0
2019	9.605822	9.941106	3.49%	0
2018	10.269063	9.605822	-6.46%	0
2017	10.050431	10.269063	2.18%	0
2016	10.247465	10.050431	-1.92%	0
2015	10.209482	10.247465	0.37%	0
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.414851	16.201524	5.10%	0
2019	12.884264	15.414851	19.64%	0
2018	14.238026	12.884264	-9.51%	0
2017	12.556219	14.238026	13.39%	0
2016	11.542777	12.556219	8.78%	0
2015	11.791168	11.542777	-2.11%	0
2014	11.394453	11.791168	3.48%	0
2013	9.692796	11.394453	17.56%	0
2012	8.437591	9.692796	14.88%	0
2011	10.168820	8.437591	-17.02%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.364983	29.117071	30.19%	0
2019	17.101362	22.364983	30.78%	0
2018	18.681245	17.101362	-8.46%	0
2017	15.204467	18.681245	22.87%	0
2016	14.198925	15.204467	7.08%	0
2015	14.419299	14.198925	-1.53%	0
2014	12.942505	14.419299	11.41%	0
2013	10.061927	12.942505	28.63%	0
2012	8.817861	10.061927	14.11%	0
2011	9.351964	8.817861	-5.71%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.012469	21.095210	10.95%	0
2019	16.062153	19.012469	18.37%	0
2018	17.290181	16.062153	-7.10%	0
2017	15.337218	17.290181	12.73%	0
2016	14.407516	15.337218	6.45%	0
2015	14.603851	14.407516	-1.34%	0
2014	13.886844	14.603851	5.16%	0
2013	12.324941	13.886844	12.67%	0
2012	11.039845	12.324941	11.64%	0
2011	11.129166	11.039845	-0.80%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.739660	21.826304	0.40%	0
2019	17.827415	21.739660	21.95%	0
2018	20.241920	17.827415	-11.93%	0
2017	17.894893	20.241920	13.12%	0
2016	14.796455	17.894893	20.94%	0
2015	15.754757	14.796455	-6.08%	0
2014	14.855848	15.754757	6.05%	0
2013	11.316021	14.855848	31.28%	0
2012	9.941590	11.316021	13.83%	0
2011	10.545945	9.941590	-5.73%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.228412	20.860337	3.12%	0
2019	18.374390	20.228412	10.09%	0
2018	19.447853	18.374390	-5.52%	0
2017	18.575278	19.447853	4.70%	0
2016	16.038160	18.575278	15.82%	0
2015	16.943846	16.038160	-5.35%	0
2014	16.771567	16.943846	1.03%	0
2013	15.848326	16.771567	5.83%	0
2012	14.000527	15.848326	13.20%	0
2011	14.211284	14.000527	-1.48%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.197681	22.639437	-2.41%	0
2019	19.203293	23.197681	20.80%	0
2018	22.313491	19.203293	-13.94%	0
2017	21.833420	22.313491	2.20%	0
2016	17.498166	21.833420	24.78%	0
2015	19.014052	17.498166	-7.97%	0
2014	19.564087	19.014052	-2.81%	0
2013	14.512216	19.564087	34.81%	0
2012	12.322390	14.512216	17.77%	0
2011	13.107356	12.322390	-5.99%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.704771	24.365887	2.79%	0
2019	18.984521	23.704771	24.86%	0
2018	22.137787	18.984521	-14.24%	0
2017	19.754515	22.137787	12.06%	0
2016	15.813538	19.754515	24.92%	0
2015	17.215858	15.813538	-8.15%	0
2014	17.311097	17.215858	-0.55%	0
2013	13.175247	17.311097	31.39%	0
2012	11.415348	13.175247	15.42%	0
2011	12.521412	11.415348	-8.83%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.786819	28.303857	29.91%	0
2019	17.590089	21.786819	23.86%	0
2018	19.901230	17.590089	-11.61%	0
2017	16.500292	19.901230	20.61%	0
2016	14.756826	16.500292	11.81%	0
2015	15.170322	14.756826	-2.73%	0
2014	14.148294	15.170322	7.22%	0
2013	10.157510	14.148294	39.29%	0
2012	9.239665	10.157510	9.93%	0
2011	9.562681	9.239665	-3.38%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.760110	33.642786	35.87%	0
2019	18.760495	24.760110	31.98%	0
2018	19.756112	18.760495	-5.04%	0
2017	15.407260	19.756112	28.23%	0
2016	14.379316	15.407260	7.15%	0
2015	13.831482	14.379316	3.96%	0
2014	12.179225	13.831482	13.57%	0
2013	9.634355	12.179225	26.41%	0
2012	8.830300	9.634355	9.11%	0
2011	9.364663	8.830300	-5.71%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.413956	32.765280	39.94%	0
2019	17.414810	23.413956	34.45%	0
2018	18.387855	17.414810	-5.29%	0
2017	14.687859	18.387855	25.19%	0
2016	14.608725	14.687859	0.54%	0
2015	14.151458	14.608725	3.23%	0
2014	13.275279	14.151458	6.60%	0
2013	9.635882	13.275279	37.77%	0
2012*	10.000000	9.635882	-3.64%	0
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.290836	51.542681	34.61%	0
2019	28.528119	38.290836	34.22%	0
2018	30.709686	28.528119	-7.10%	0
2017	24.567779	30.709686	25.00%	0
2016	25.489658	24.567779	-3.62%	0
2015	24.979558	25.489658	2.04%	0
2014	21.962886	24.979558	13.74%	0
2013	17.177424	21.962886	27.86%	0
2012	15.274191	17.177424	12.46%	0
2011	15.678634	15.274191	-2.58%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	38.904665	53.941116	38.65%	0
2019	28.326728	38.904665	37.34%	0
2018	30.607734	28.326728	-7.45%	0
2017	24.113877	30.607734	26.93%	0
2016	23.909582	24.113877	0.85%	0
2015	22.757954	23.909582	5.06%	0
2014	21.830129	22.757954	4.25%	0
2013	16.289505	21.830129	34.01%	515
2012	14.195058	16.289505	14.75%	515
2011	14.247372	14.195058	-0.37%	515
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.647481	46.47%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	27.461591	34.543234	25.79%	334
2019	21.144346	27.461591	29.88%	334
2018	24.714742	21.144346	-14.45%	334
2017	18.349371	24.714742	34.69%	334
2016	18.603366	18.349371	-1.37%	334
2015	18.160813	18.603366	2.44%	334
2014	18.015081	18.160813	0.81%	334
2013	14.359018	18.015081	25.46%	0
2012	12.015625	14.359018	19.50%	0
2011	13.294223	12.015625	-9.62%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.752969	13.612178	-13.59%	0
2019	12.995731	15.752969	21.22%	0
2018	14.052490	12.995731	-7.52%	0
2017	12.612802	14.052490	11.41%	0
2016	12.542022	12.612802	0.56%	0
2015	12.917786	12.542022	-2.91%	0
2014	11.435843	12.917786	12.96%	0
2013	11.297575	11.435843	1.22%	0
2012	8.947965	11.297575	26.26%	0
2011	9.711483	8.947965	-7.86%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.034663	11.244463	1.90%	20
2019	10.105274	11.034663	9.20%	20
2018	10.726496	10.105274	-5.79%	20
2017	10.241493	10.726496	4.74%	20
2016	9.754510	10.241493	4.99%	20
2015	10.126965	9.754510	-3.68%	21
2014	9.992316	10.126965	1.35%	21
2013	10.152770	9.992316	-1.58%	0
2012*	10.000000	10.152770	1.53%	21
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.311529	31.935441	12.80%	0
2019	21.680855	28.311529	30.58%	0
2018	21.804406	21.680855	-0.57%	0
2017	19.101205	21.804406	14.15%	0
2016	21.890401	19.101205	-12.74%	0
2015	21.531452	21.890401	1.67%	0
2014	18.257175	21.531452	17.93%	0
2013	13.181594	18.257175	38.51%	0
2012	11.063790	13.181594	19.14%	0
2011	10.799678	11.063790	2.45%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	27.118296	30.465318	12.34%	0
2019	21.402103	27.118296	26.71%	0
2018	25.544400	21.402103	-16.22%	0
2017	21.072022	25.544400	21.22%	0
2016	21.478208	21.072022	-1.89%	0
2015	22.317225	21.478208	-3.76%	0
2014	22.570801	22.317225	-1.12%	0
2013	19.243879	22.570801	17.29%	0
2012	16.902323	19.243879	13.85%	0
2011	18.390342	16.902323	-8.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	33.253236	37.340177	12.29%	1,463
2019	25.546754	33.253236	30.17%	1,485
2018	28.144322	25.546754	-9.23%	1,837
2017	24.426715	28.144322	15.22%	1,966
2016	22.205458	24.426715	10.00%	2,980
2015	21.806390	22.205458	1.83%	4,537
2014	19.987852	21.806390	9.10%	4,781
2013	15.391416	19.987852	29.86%	4,820
2012	13.363724	15.391416	15.17%	7,892
2011	13.561894	13.363724	-1.46%	9,783
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.499291	17.713705	7.36%	0
2019	13.389631	16.499291	23.22%	0
2018	15.370728	13.389631	-12.89%	0
2017	13.602971	15.370728	13.00%	0
2016	12.197101	13.602971	11.53%	0
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.519107	26.615298	18.19%	84
2019	18.067733	22.519107	24.64%	84
2018	20.445914	18.067733	-11.63%	84
2017	18.173195	20.445914	12.51%	85
2016	15.619934	18.173195	16.35%	85
2015	16.843402	15.619934	-7.26%	85
2014	15.269089	16.843402	10.31%	85
2013	10.987135	15.269089	38.97%	85
2012	9.449469	10.987135	16.27%	85
2011	9.805147	9.449469	-3.63%	86
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.952497	13.064910	19.29%	0
2019	8.685783	10.952497	26.10%	0
2018	10.956564	8.685783	-20.73%	0
2017	8.792185	10.956564	24.62%	0
2016	9.170213	8.792185	-4.12%	0
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.950840	35.857372	12.23%	0
2019	26.622941	31.950840	20.01%	0
2018	28.570867	26.622941	-6.82%	0
2017	24.511105	28.570867	16.56%	0
2016	25.526333	24.511105	-3.98%	0
2015	28.260758	25.526333	-9.68%	0
2014	30.270409	28.260758	-6.64%	0
2013	24.546613	30.270409	23.32%	0
2012	20.900660	24.546613	17.44%	0
2011	22.854476	20.900660	-8.55%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.409161	30.729736	4.49%	0
2019	26.837953	29.409161	9.58%	0
2018	27.823444	26.837953	-3.54%	0
2017	26.464240	27.823444	5.14%	0
2016	23.111513	26.464240	14.51%	0
2015	25.083245	23.111513	-7.86%	0
2014	24.976564	25.083245	0.43%	0
2013	22.935881	24.976564	8.90%	0
2012	19.617255	22.935881	16.92%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.446740	56.456317	46.84%	0
2019	28.281930	38.446740	35.94%	0
2018	28.717162	28.281930	-1.52%	0
2017	22.962421	28.717162	25.06%	0
2016	21.956563	22.962421	4.58%	0
2015	23.646416	21.956563	-7.15%	0
2014	22.243862	23.646416	6.31%	0
2013	17.370636	22.243862	28.05%	0
2012	15.522004	17.370636	11.91%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.509176	11.418523	8.65%	0
2019	9.758441	10.509176	7.69%	0
2018	10.031856	9.758441	-2.73%	0
2017	9.848837	10.031856	1.86%	0
2016	9.776148	9.848837	0.74%	0
2015*	10.000000	9.776148	-2.24%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.173728	38.603630	37.02%	0
2019	20.889850	28.173728	34.87%	0
2018	20.840748	20.889850	0.24%	0
2017	16.266984	20.840748	28.12%	0
2016	16.191162	16.266984	0.47%	0
2015	14.677307	16.191162	10.31%	0
2014	13.730576	14.677307	6.90%	0
2013	10.644779	13.730576	28.99%	0
2012	8.721040	10.644779	22.06%	0
2011	9.509210	8.721040	-8.29%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.461191	25.937792	48.55%	0
2019	12.234563	17.461191	42.72%	0
2018	12.303743	12.234563	-0.56%	0
2017	8.614878	12.303743	42.82%	0
2016	7.677787	8.614878	12.21%	0
2015	7.444889	7.677787	3.13%	0
2014	6.908634	7.444889	7.76%	0
2013	5.177780	6.908634	33.43%	0
2012	4.409716	5.177780	17.42%	0
2011	4.898570	4.409716	-9.98%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.685823	15.648382	14.34%	61
2019	10.960095	13.685823	24.87%	61
2018	13.106131	10.960095	-16.37%	61
2017	10.166583	13.106131	28.91%	61
2016	11.057443	10.166583	-8.06%	61
2015	12.303446	11.057443	-10.13%	61
2014	14.203327	12.303446	-13.38%	110
2013	12.611206	14.203327	12.62%	110
2012	11.306871	12.611206	11.54%	110
2011	16.956484	11.306871	-33.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	33.172928	32.812819	-1.09%	0
2019	26.554631	33.172928	24.92%	0
2018	30.565432	26.554631	-13.12%	0
2017	27.261406	30.565432	12.12%	616
2016	24.117292	27.261406	13.04%	616
2015	25.139692	24.117292	-4.07%	844
2014	22.161571	25.139692	13.44%	0
2013	16.997205	22.161571	30.38%	0
2012	14.328229	16.997205	18.63%	0
2011	14.231083	14.328229	0.68%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.425109	10.142913	-2.71%	0
2019	8.954055	10.425109	16.43%	0
2018	11.156957	8.954055	-19.74%	5,558
2017	8.856223	11.156957	25.98%	5,558
2016	7.440098	8.856223	19.03%	0
2015	9.443651	7.440098	-21.22%	0
2014*	10.000000	9.443651	-5.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.627996	11.251766	5.87%	0
2019	9.947760	10.627996	6.84%	0
2018	10.199632	9.947760	-2.47%	0
2017	9.964287	10.199632	2.36%	0
2016*	10.000000	9.964287	-0.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.504506	32.288336	43.47%	0
2019	16.163905	22.504506	39.23%	0
2018	16.689705	16.163905	-3.15%	0
2017	13.404777	16.689705	24.51%	0
2016	12.501493	13.404777	7.23%	0
2015	12.963598	12.501493	-3.56%	0
2014	14.220089	12.963598	-8.84%	0
2013	10.217655	14.220089	39.17%	0
2012*	10.000000	10.217655	2.18%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.692131	33.255636	1.72%	93
2019	25.615133	32.692131	27.63%	94
2018	28.997405	25.615133	-11.66%	94
2017	25.073022	28.997405	15.65%	94
2016	22.360524	25.073022	12.13%	94
2015	22.903449	22.360524	-2.37%	94
2014	21.088869	22.903449	8.60%	94
2013	15.781466	21.088869	33.63%	95
2012	13.819348	15.781466	14.20%	95
2011	14.087976	13.819348	-1.91%	123
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.846951	12.346669	13.83%	0
2019*	10.000000	10.846951	8.47%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.981551	26.040142	18.46%	2,466
2019	17.751203	21.981551	23.83%	2,700
2018	19.954325	17.751203	-11.04%	3,318
2017	15.965235	19.954325	24.99%	3,318
2016	15.600223	15.965235	2.34%	0
2015	14.888759	15.600223	4.78%	0
2014	14.938609	14.888759	-0.33%	0
2013	11.876359	14.938609	25.78%	0
2012	10.395371	11.876359	14.25%	0
2011	10.738866	10.395371	-3.20%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.308942	33.09%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.621120	36.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.673304	15.588386	6.24%	0
2019	13.428177	14.673304	9.27%	0
2018	13.716174	13.428177	-2.10%	0
2017	13.099607	13.716174	4.71%	0
2016	12.526336	13.099607	4.58%	0
2015	12.793941	12.526336	-2.09%	0
2014	12.036674	12.793941	6.29%	0
2013	12.252610	12.036674	-1.76%	0
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	49.740167	51.737006	4.01%	0
2019	44.176020	49.740167	12.60%	0
2018	48.175572	44.176020	-8.30%	0
2017	44.556010	48.175572	8.12%	0
2016	40.893569	44.556010	8.96%	0
2015	41.963450	40.893569	-2.55%	0
2014	41.369793	41.963450	1.44%	0
2013	46.003812	41.369793	-10.07%	0
2012	39.574208	46.003812	16.25%	0
2011	37.516437	39.574208	5.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.812241	11.473816	-2.87%	0
2019	9.373804	11.812241	26.01%	0
2018	10.327249	9.373804	-9.23%	0
2017	9.310799	10.327249	10.92%	0
2016	8.217476	9.310799	13.30%	0
2015*	10.000000	8.217476	-17.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.199851	20.987185	9.31%	0
2019	16.542637	19.199851	16.06%	0
2018	17.955231	16.542637	-7.87%	0
2017	15.691017	17.955231	14.43%	0
2016	15.080263	15.691017	4.05%	0
2015	16.347653	15.080263	-7.75%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.820890	33.969758	48.85%	0
2019	17.391493	22.820890	31.22%	0
2018	21.125655	17.391493	-17.68%	0
2017	17.043051	21.125655	23.95%	0
2016	17.668021	17.043051	-3.54%	0
2015	18.016517	17.668021	-1.93%	0
2014	18.467799	18.016517	-2.44%	0
2013	15.440871	18.467799	19.60%	0
2012	13.516998	15.440871	14.23%	0
2011	15.125524	13.516998	-10.63%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.702165	21.745990	10.37%	5,644
2019	16.552084	19.702165	19.03%	6,178
2018	17.677165	16.552084	-6.36%	0
2017	15.490136	17.677165	14.12%	0
2016	14.419688	15.490136	7.42%	0
2015	14.489256	14.419688	-0.48%	0
2014	14.003595	14.489256	3.47%	0
2013	11.525811	14.003595	21.50%	0
2012	10.107259	11.525811	14.03%	0
2011	10.161246	10.107259	-0.53%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.317916	13.256840	7.62%	0
2019	11.468877	12.317916	7.40%	0
2018	11.764840	11.468877	-2.52%	0
2017	11.566002	11.764840	1.72%	0
2016	11.432700	11.566002	1.17%	0
2015	11.627776	11.432700	-1.68%	0
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	0
2011	10.860962	11.316569	4.19%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.312364	31.131132	28.05%	0
2019	18.304096	24.312364	32.82%	0
2018	20.507272	18.304096	-10.74%	0
2017	15.888030	20.507272	29.07%	0
2016	16.091026	15.888030	-1.26%	0
2015	15.325057	16.091026	5.00%	0
2014	15.270238	15.325057	0.36%	0
2013	12.044977	15.270238	26.78%	0
2012	10.011409	12.044977	20.31%	0
2011	11.201198	10.011409	-10.62%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.155391	39.050252	49.30%	56
2019	20.370720	26.155391	28.40%	56
2018	20.808744	20.370720	-2.10%	56
2017	16.521486	20.808744	25.95%	1,109
2016	15.370732	16.521486	7.49%	1,109
2015	14.654992	15.370732	4.88%	1,500
2014	13.760579	14.654992	6.50%	100
2013	10.773015	13.760579	27.73%	100
2012	9.311508	10.773015	15.70%	100
2011	9.912974	9.311508	-6.07%	466
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.848058	23.232760	11.44%	782
2019	16.834012	20.848058	23.84%	703
2018	17.464711	16.834012	-3.61%	1,094
2017	14.534040	17.464711	20.16%	1,008
2016	13.275404	14.534040	9.48%	912
2015	13.325917	13.275404	-0.38%	797
2014	12.267337	13.325917	8.63%	681
2013	9.361446	12.267337	31.04%	559
2012	8.114867	9.361446	15.36%	479
2011	8.422309	8.114867	-3.65%	481
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.011703	20.522217	2.55%	0
2019	18.600706	20.011703	7.59%	0
2018	19.329171	18.600706	-3.77%	0
2017	18.444954	19.329171	4.79%	0
2016	17.226087	18.444954	7.08%	447
2015	17.999801	17.226087	-4.30%	471
2014	17.581817	17.999801	2.38%	495
2013	18.043381	17.581817	-2.56%	518
2012	16.311379	18.043381	10.62%	541
2011	15.680829	16.311379	4.02%	566

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	30.745379	33.436929	8.75%	17
2019	24.126912	30.745379	27.43%	17
2018	24.484649	24.126912	-1.46%	17
2017	20.613276	24.484649	18.78%	17
2016	18.777180	20.613276	9.78%	17
2015	18.876893	18.777180	-0.53%	17
2014	17.079800	18.876893	10.52%	17
2013	13.219491	17.079800	29.20%	17
2012	11.744968	13.219491	12.55%	17
2011	11.854736	11.744968	-0.93%	50
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	27.364181	27.946062	2.13%	122
2019	21.810136	27.364181	25.47%	121
2018	23.864529	21.810136	-8.61%	122
2017	20.521536	23.864529	16.29%	122
2016	17.663196	20.521536	16.18%	122
2015	19.127972	17.663196	-7.66%	122
2014	17.779354	19.127972	7.59%	122
2013	13.300526	17.779354	33.67%	123
2012	11.393001	13.300526	16.74%	123
2011	11.835488	11.393001	-3.74%	140
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.021865	13.571004	12.89%	0
2019	10.612654	12.021865	13.28%	0
2018	11.766430	10.612654	-9.81%	0
2017	10.080773	11.766430	16.72%	0
2016*	10.000000	10.080773	0.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.675939	18.498180	10.93%	0
2019	13.650564	16.675939	22.16%	0
2018	15.520303	13.650564	-12.05%	0
2017	13.145362	15.520303	18.07%	0
2016	12.308780	13.145362	6.80%	0
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.965089	16.175733	8.09%	0
2019	13.070544	14.965089	14.49%	0
2018	14.145726	13.070544	-7.60%	0
2017	12.809527	14.145726	10.43%	0
2016	12.249274	12.809527	4.57%	0
2015	12.562584	12.249274	-2.49%	0
2014	12.222184	12.562584	2.79%	0
2013	10.816580	12.222184	12.99%	0
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.116588	17.704174	9.85%	0
2019	13.600839	16.116588	18.50%	0
2018	15.028379	13.600839	-9.50%	0
2017	13.167642	15.028379	14.13%	0
2016	12.449340	13.167642	5.77%	0
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.106634	13.897339	6.03%	0
2019	12.017177	13.106634	9.07%	0
2018	12.521162	12.017177	-4.03%	0
2017	11.945340	12.521162	4.82%	0
2016	11.586156	11.945340	3.10%	0
2015	11.843543	11.586156	-2.17%	0
2014	11.629777	11.843543	1.84%	0
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.435753	12.873319	3.52%	0
2019	11.083365	12.435753	12.20%	0
2018	12.095543	11.083365	-8.37%	0
2017	10.693948	12.095543	13.11%	0
2016	10.279672	10.693948	4.03%	0
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.937192	13.687899	5.80%	0
2019	11.374167	12.937192	13.74%	0
2018	12.421033	11.374167	-8.43%	0
2017	10.699675	12.421033	16.09%	0
2016	10.221659	10.699675	4.68%	0
2015	10.903808	10.221659	-6.26%	0
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.591549	17.007996	9.08%	0
2019	13.391174	15.591549	16.43%	0
2018	14.625776	13.391174	-8.44%	0
2017	13.021378	14.625776	12.32%	0
2016	12.378242	13.021378	5.20%	0
2015	12.695698	12.378242	-2.50%	0
2014	12.319480	12.695698	3.05%	0
2013	10.611392	12.319480	16.10%	0
2012	9.582525	10.611392	10.74%	0
2011	9.955449	9.582525	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.381547	18.123300	10.63%	0
2019	13.599300	16.381547	20.46%	0
2018	15.249774	13.599300	-10.82%	0
2017	13.105429	15.249774	16.36%	0
2016	12.359474	13.105429	6.04%	0
2015	12.733307	12.359474	-2.94%	0
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.439898	15.519122	7.47%	0
2019	12.819027	14.439898	12.64%	0
2018	13.659321	12.819027	-6.15%	0
2017	12.612883	13.659321	8.30%	0
2016	12.073793	12.612883	4.46%	0
2015	12.383340	12.073793	-2.50%	0
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.493607	16.059835	3.65%	0
2019	13.976399	15.493607	10.86%	0
2018	16.822612	13.976399	-16.92%	0
2017	13.909440	16.822612	20.94%	0
2016	13.957882	13.909440	-0.35%	0
2015	14.738512	13.957882	-5.30%	0
2014	16.281870	14.738512	-9.48%	0
2013	13.756990	16.281870	18.35%	0
2012	11.675592	13.756990	17.83%	0
2011	13.528212	11.675592	-13.69%	38
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.746255	17.46%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.694227	14.441989	5.46%	0
2019	12.755007	13.694227	7.36%	0
2018	12.998201	12.755007	-1.87%	0
2017	12.633454	12.998201	2.89%	0
2016	12.168285	12.633454	3.82%	0
2015	12.436907	12.168285	-2.16%	0
2014	12.012631	12.436907	3.53%	0
2013	12.426914	12.012631	-3.33%	0
2012	11.702783	12.426914	6.19%	0
2011	11.139841	11.702783	5.05%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.172027	15.229119	7.46%	0
2019	13.121681	14.172027	8.00%	0
2018	13.512212	13.121681	-2.89%	0
2017	13.212765	13.512212	2.27%	0
2016	12.973832	13.212765	1.84%	0
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.592744	10.829806	2.24%	0
2019	10.084443	10.592744	5.04%	0
2018*	10.000000	10.084443	0.84%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	25.131402	28.060496	11.66%	112
2019	20.741821	25.131402	21.16%	112
2018	25.488081	20.741821	-18.62%	112
2017	18.276527	25.488081	39.46%	112
2016	17.216154	18.276527	6.16%	112
2015	20.796115	17.216154	-17.21%	112
2014	22.331847	20.796115	-6.88%	112
2013	22.492709	22.331847	-0.72%	0
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.974345	26.092732	4.48%	82
2019	22.086136	24.974345	13.08%	82
2018	23.105851	22.086136	-4.41%	82
2017	21.960972	23.105851	5.21%	82
2016	19.519889	21.960972	12.51%	82
2015	20.337372	19.519889	-4.02%	82
2014	20.123389	20.337372	1.06%	135
2013	19.070736	20.123389	5.52%	0
2012	16.892929	19.070736	12.89%	0
2011	16.510569	16.892929	2.32%	8
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	16.008613	16.736148	4.54%	0
2019	15.285675	16.008613	4.73%	0
2018	15.519270	15.285675	-1.51%	0
2017	15.425469	15.519270	0.61%	0
2016	15.536582	15.425469	-0.72%	0
2015	15.782344	15.536582	-1.56%	0
2014	15.314807	15.782344	3.05%	2
2013	16.197017	15.314807	-5.45%	2
2012	15.948407	16.197017	1.56%	325
2011	15.087774	15.948407	5.70%	718
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.444424	10.318042	-1.21%	122
2019	10.412602	10.444424	0.31%	122
2018	10.421724	10.412602	-0.09%	122
2017	10.530258	10.421724	-1.03%	122
2016	10.683951	10.530258	-1.44%	633
2015	10.841146	10.683951	-1.45%	660
2014	11.000653	10.841146	-1.45%	784
2013	11.162510	11.000653	-1.45%	811
2012	11.327199	11.162510	-1.45%	1,226
2011	11.493389	11.327199	-1.45%	1,600

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.868626	16.881525	6.38%	21
2019	13.517433	15.868626	17.39%	21
2018	16.049813	13.517433	-15.78%	21
2017	12.777434	16.049813	25.61%	21
2016	12.853220	12.777434	-0.59%	743
2015	13.453640	12.853220	-4.46%	782
2014	13.713092	13.453640	-1.89%	823
2013	11.808942	13.713092	16.12%	0
2012	10.365269	11.808942	13.93%	0
2011	11.655675	10.365269	-11.07%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.593949	12.240168	5.57%	0
2019	9.706547	11.593949	19.44%	0
2018	11.470599	9.706547	-15.38%	0
2017	9.351759	11.470599	22.66%	0
2016	9.439600	9.351759	-0.93%	0
2015	9.713412	9.439600	-2.82%	0
2014	10.506454	9.713412	-7.55%	0
2013	8.809907	10.506454	19.26%	0
2012	7.562534	8.809907	16.49%	0
2011	8.805007	7.562534	-14.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.549618	28.406236	11.18%	0
2019	20.952946	25.549618	21.94%	0
2018	23.328702	20.952946	-10.18%	0
2017	19.987371	23.328702	16.72%	0
2016	18.526582	19.987371	7.88%	0
2015	18.988707	18.526582	-2.43%	0
2014	18.353126	18.988707	3.46%	11,877
2013	14.635334	18.353126	25.40%	14,598
2012	12.813421	14.635334	14.22%	25,531
2011	13.533627	12.813421	-5.32%	25,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.532701	19.981943	7.82%	0
2019	16.304116	18.532701	13.67%	0
2018	17.388594	16.304116	-6.24%	0
2017	15.876536	17.388594	9.52%	0
2016	15.154373	15.876536	4.77%	0
2015	15.404099	15.154373	-1.62%	0
2014	14.945458	15.404099	3.07%	0
2013	13.370475	14.945458	11.78%	0
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.576462	24.834226	10.00%	0
2019	19.099990	22.576462	18.20%	0
2018	20.723547	19.099990	-7.83%	0
2017	18.315344	20.723547	13.15%	884
2016	17.249119	18.315344	6.18%	884
2015	17.596506	17.249119	-1.97%	1,211
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.353671	16.147113	5.17%	0
2019	14.223633	15.353671	7.94%	0
2018	14.699145	14.223633	-3.23%	4,835
2017	14.112827	14.699145	4.15%	4,835
2016	13.734320	14.112827	2.76%	56
2015	13.899593	13.734320	-1.19%	105
2014	13.575947	13.899593	2.38%	66
2013	13.140760	13.575947	3.31%	183
2012	12.678390	13.140760	3.65%	217
2011	12.498208	12.678390	1.44%	202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.432641	12.811106	3.04%	0
2019	11.164367	12.432641	11.36%	0
2018	12.004894	11.164367	-7.00%	0
2017	10.682212	12.004894	12.38%	0
2016	10.253697	10.682212	4.18%	0
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.018245	13.641328	4.79%	0
2019	11.462008	13.018245	13.58%	0
2018	12.381191	11.462008	-7.42%	0
2017	10.740875	12.381191	15.27%	0
2016	10.190180	10.740875	5.40%	0
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.172324	23.023775	8.74%	0
2019	18.246050	21.172324	16.04%	0
2018	19.631064	18.246050	-7.06%	0
2017	17.638929	19.631064	11.29%	0
2016	16.704540	17.638929	5.59%	1,542
2015	17.007247	16.704540	-1.78%	1,542
2014	16.407390	17.007247	3.66%	1,542
2013	14.275165	16.407390	14.94%	2,046
2012	13.072309	14.275165	9.20%	5,880
2011	13.269596	13.072309	-1.49%	5,965
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.035162	26.606918	10.70%	319
2019	20.019001	24.035162	20.06%	312
2018	22.016346	20.019001	-9.07%	324
2017	19.146041	22.016346	14.99%	647
2016	17.908093	19.146041	6.91%	747
2015	18.305176	17.908093	-2.17%	694
2014	17.697242	18.305176	3.44%	754
2013	14.673907	17.697242	20.60%	684
2012	13.089201	14.673907	12.11%	523
2011	13.569976	13.089201	-3.54%	565
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.424718	19.710511	6.98%	28
2019	16.474516	18.424718	11.84%	28
2018	17.366346	16.474516	-5.14%	28
2017	16.134910	17.366346	7.63%	28
2016	15.488366	16.134910	4.17%	217
2015	15.721058	15.488366	-1.48%	262
2014	15.230521	15.721058	3.22%	228
2013	13.986697	15.230521	8.89%	341
2012	13.136785	13.986697	6.47%	375
2011	13.060279	13.136785	0.59%	740
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.462955	11.045876	5.57%	0
2019*	10.000000	10.462955	4.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.763500	12.279191	14.08%	0
2019*	10.000000	10.763500	7.64%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.550099	30.192730	28.21%	370
2019	18.307364	23.550099	28.64%	370
2018	19.168056	18.307364	-4.49%	370
2017	14.937467	19.168056	28.32%	370
2016	14.831845	14.937467	0.71%	603
2015	14.550357	14.831845	1.93%	616
2014	13.369241	14.550357	8.83%	629
2013	10.068108	13.369241	32.79%	641
2012	8.780546	10.068108	14.66%	653
2011	9.176149	8.780546	-4.31%	691
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.047749	13.770451	5.54%	0
2019	11.128622	13.047749	17.24%	0
2018	11.865237	11.128622	-6.21%	0
2017	10.241599	11.865237	15.85%	0
2016	9.573573	10.241599	6.98%	0
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.013749	15.828993	5.43%	0
2019	12.489173	15.013749	20.21%	0
2018	13.008934	12.489173	-4.00%	0
2017	10.846463	13.008934	19.94%	0
2016	10.000999	10.846463	8.45%	0
2015	10.133809	10.000999	-1.31%	0
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.532230	46.321419	17.17%	1,453
2019	29.149103	39.532230	35.62%	1,477
2018	29.961774	29.149103	-2.71%	1,857
2017	23.879211	29.961774	25.47%	5,546
2016	23.380322	23.879211	2.13%	6,532
2015	22.574603	23.380322	3.57%	9,455
2014	21.054033	22.574603	7.22%	5,072
2013	15.627770	21.054033	34.72%	6,984
2012	13.361565	15.627770	16.96%	13,985
2011	13.867515	13.361565	-3.65%	18,520

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.288509	30.294889	0.02%	534
2019	24.208943	30.288509	25.11%	534
2018	27.100716	24.208943	-10.67%	853
2017	25.303152	27.100716	7.10%	893
2016	21.317424	25.303152	18.70%	1,715
2015	22.597245	21.317424	-5.66%	2,848
2014	20.270506	22.597245	11.48%	2,917
2013	15.594250	20.270506	29.99%	3,498
2012	13.800679	15.594250	13.00%	3,181
2011	13.913344	13.800679	-0.81%	3,865
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.802894	18.03%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.798315	17.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	59.835972	66.702031	11.47%	1,264
2019	48.321232	59.835972	23.83%	1,345
2018	55.335860	48.321232	-12.68%	2,145
2017	48.495492	55.335860	14.11%	2,193
2016	40.907210	48.495492	18.55%	1,118
2015	42.588391	40.907210	-3.95%	1,356
2014	39.494476	42.588391	7.83%	1,407
2013	30.120934	39.494476	31.12%	1,553
2012	26.018843	30.120934	15.77%	3,007
2011	27.090157	26.018843	-3.95%	4,067
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.441635	21.863051	-2.58%	59
2019	18.387180	22.441635	22.05%	59
2018	21.485837	18.387180	-14.42%	59
2017	19.150786	21.485837	12.19%	956
2016	16.524481	19.150786	15.89%	957
2015	17.265856	16.524481	-4.29%	1,289
2014	14.971705	17.265856	15.32%	60
2013	11.197061	14.971705	33.71%	60
2012	9.765885	11.197061	14.65%	60
2011	10.144778	9.765885	-3.73%	95

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	34.382266	47.738454	38.85%	0
2019	25.707359	34.382266	33.74%	0
2018	28.337845	25.707359	-9.28%	0
2017	23.016581	28.337845	23.12%	0
2016	21.563475	23.016581	6.74%	0
2015	21.716559	21.563475	-0.70%	0
2014	21.433479	21.716559	1.32%	0
2013	15.072879	21.433479	42.20%	0
2012	13.483308	15.072879	11.79%	0
2011	13.770569	13.483308	-2.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	62.293579	64.553364	3.63%	128
2019	53.117417	62.293579	17.28%	128
2018	64.907608	53.117417	-18.16%	128
2017	60.386865	64.907608	7.49%	128
2016	48.655223	60.386865	24.11%	128
2015	52.535111	48.655223	-7.39%	128
2014	49.810348	52.535111	5.47%	128
2013	35.999038	49.810348	38.37%	205
2012	30.329013	35.999038	18.70%	374
2011	32.418151	30.329013	-6.44%	511
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	56.598024	68.432993	20.91%	44
2019	45.707569	56.598024	23.83%	44
2018	53.091763	45.707569	-13.91%	44
2017	47.468346	53.091763	11.85%	44
2016	39.211839	47.468346	21.06%	44
2015	40.450266	39.211839	-3.06%	44
2014	40.713586	40.450266	-0.65%	44
2013	29.318872	40.713586	38.86%	44
2012	25.758071	29.318872	13.82%	44
2011	27.674761	25.758071	-6.93%	44
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.955574	23.450016	11.90%	62
2019	16.603095	20.955574	26.21%	62
2018	17.691920	16.603095	-6.15%	62
2017	14.377892	17.691920	23.05%	62
2016	12.842049	14.377892	11.96%	62
2015	13.173231	12.842049	-2.51%	62
2014	12.539515	13.173231	5.05%	111
2013	8.847134	12.539515	41.74%	111
2012	7.676969	8.847134	15.24%	111
2011	8.813764	7.676969	-12.90%	515

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.980551	17.859297	11.76%	0
2019	12.659939	15.980551	26.23%	0
2018	13.524513	12.659939	-6.39%	0
2017	10.999448	13.524513	22.96%	0
2016*	10.000000	10.999448	9.99%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.687385	24.228458	11.72%	0
2019	17.464397	21.687385	24.18%	0
2018	18.812185	17.464397	-7.16%	0
2017	16.092054	18.812185	16.90%	0
2016	14.828702	16.092054	8.52%	0
2015	15.095767	14.828702	-1.77%	0
2014	13.849454	15.095767	9.00%	0
2013	10.127191	13.849454	36.76%	0
2012	9.216719	10.127191	9.88%	0
2011	9.659198	9.216719	-4.58%	42
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.047139	16.827401	-6.76%	244
2019	14.010950	18.047139	28.81%	244
2018	14.798760	14.010950	-5.32%	244
2017	14.099796	14.798760	4.96%	245
2016	13.327292	14.099796	5.80%	667
2015	14.288901	13.327292	-6.73%	681
2014	11.249603	14.288901	27.02%	694
2013	11.077778	11.249603	1.55%	707
2012	9.708479	11.077778	14.10%	7,440
2011	9.249704	9.708479	4.96%	7,972
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.281501	32.82%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.539753	23.855361	16.14%	0
2019	15.929373	20.539753	28.94%	0
2018	16.993207	15.929373	-6.26%	0
2017	14.223621	16.993207	19.47%	0
2016	12.955854	14.223621	9.79%	0
2015	13.023678	12.955854	-0.52%	0
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.566517	10.708205	1.34%	0
2019	10.300951	10.566517	2.58%	0
2018	10.368299	10.300951	-0.65%	0
2017	10.356876	10.368299	0.11%	0
2016	10.253358	10.356876	1.01%	0
2015	10.439831	10.253358	-1.79%	0
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	0
2011	10.491270	10.473767	-0.17%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.490935	20.567299	17.59%	3,536
2019	14.203146	17.490935	23.15%	3,871
2018	16.257498	14.203146	-12.64%	4,071
2017	14.447247	16.257498	12.53%	4,071
2016	12.128012	14.447247	19.12%	0
2015	12.938092	12.128012	-6.26%	0
2014	12.556928	12.938092	3.04%	0
2013*	10.000000	12.556928	25.57%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.569030	37.372922	58.57%	32
2019	17.424439	23.569030	35.26%	32
2018	18.982840	17.424439	-8.21%	32
2017	15.078777	18.982840	25.89%	32
2016	14.370879	15.078777	4.93%	32
2015	14.609370	14.370879	-1.63%	32
2014	14.249373	14.609370	2.53%	32
2013	10.406227	14.249373	36.93%	32
2012	9.190016	10.406227	13.23%	32
2011	9.736789	9.190016	-5.62%	59
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.510753	19.979137	37.69%	0
2019	11.114208	14.510753	30.56%	0
2018	12.070276	11.114208	-7.92%	0
2017	9.832252	12.070276	22.76%	0
2016	9.577926	9.832252	2.66%	0
2015*	10.000000	9.577926	-4.22%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.388514	10.591894	1.96%	0
2019	10.166546	10.388514	2.18%	0
2018	10.212682	10.166546	-0.45%	0
2017	10.270991	10.212682	-0.57%	0
2016	10.296162	10.270991	-0.24%	0
2015	10.428492	10.296162	-1.27%	0
2014	10.517779	10.428492	-0.85%	0
2013	10.607117	10.517779	-0.84%	0
2012	10.289693	10.607117	3.08%	0
2011	10.410601	10.289693	-1.16%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.366332	35.780279	17.83%	0
2019	24.477163	30.366332	24.06%	0
2018	26.348026	24.477163	-7.10%	0
2017	22.574248	26.348026	16.72%	0
2016	20.849308	22.574248	8.27%	0
2015	21.254615	20.849308	-1.91%	0
2014	19.538844	21.254615	8.78%	0
2013	14.408229	19.538844	35.61%	0
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.835753	12.586525	6.34%	0
2019	10.747715	11.835753	10.12%	0
2018	11.535047	10.747715	-6.83%	0
2017	10.323191	11.535047	11.74%	0
2016	9.277399	10.323191	11.27%	0
2015	10.366378	9.277399	-10.50%	0
2014	10.471267	10.366378	-1.00%	0
2013	10.613732	10.471267	-1.34%	0
2012*	10.000000	10.613732	6.14%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.928403	12.528921	5.03%	0
2019	10.557049	11.928403	12.99%	0
2018	11.256410	10.557049	-6.21%	0
2017	10.404033	11.256410	8.19%	0
2016	9.324614	10.404033	11.58%	0
2015	9.691023	9.324614	-3.78%	0
2014*	10.000000	9.691023	-3.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.904464	12.982727	9.06%	0
2019	11.298061	11.904464	5.37%	0
2018	11.952089	11.298061	-5.47%	0
2017	10.951813	11.952089	9.13%	0
2016	10.798964	10.951813	1.42%	0
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	0
2012	12.507049	12.970120	3.70%	0
2011	11.705408	12.507049	6.85%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.430333	11.590096	1.40%	0
2019	11.160590	11.430333	2.42%	0
2018	11.298917	11.160590	-1.22%	0
2017	11.322921	11.298917	-0.21%	0
2016	11.341066	11.322921	-0.16%	0
2015	11.483946	11.341066	-1.24%	0
2014	11.566363	11.483946	-0.71%	0
2013	11.763864	11.566363	-1.68%	0
2012	11.288307	11.763864	4.21%	0
2011	11.339656	11.288307	-0.45%	16
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.089314	15.511788	10.10%	0
2019	13.184484	14.089314	6.86%	0
2018	13.682341	13.184484	-3.64%	0
2017	13.392657	13.682341	2.16%	0
2016	12.919073	13.392657	3.67%	0
2015	13.473565	12.919073	-4.12%	0
2014	13.261850	13.473565	1.60%	0
2013	14.823292	13.261850	-10.53%	0
2012	13.831103	14.823292	7.17%	0
2011	12.567564	13.831103	10.05%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.305615	10.373568	0.66%	0
2019	10.182693	10.305615	1.21%	0
2018	10.187952	10.182693	-0.05%	0
2017	10.104511	10.187952	0.83%	0
2016*	10.000000	10.104511	1.05%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.303471	17.455063	7.06%	0
2019	15.267731	16.303471	6.78%	0
2018	15.577059	15.267731	-1.99%	0
2017	15.064238	15.577059	3.40%	0
2016	14.885494	15.064238	1.20%	0
2015	15.039010	14.885494	-1.02%	0
2014	14.635226	15.039010	2.76%	0
2013	15.146760	14.635226	-3.38%	0
2012	14.023884	15.146760	8.01%	0
2011	13.734563	14.023884	2.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.527316	12.329323	6.96%	0
2019	10.805742	11.527316	6.68%	0
2018	11.035680	10.805742	-2.08%	0
2017	10.682997	11.035680	3.30%	0
2016	10.566756	10.682997	1.10%	0
2015	10.686357	10.566756	-1.12%	0
2014	10.409755	10.686357	2.66%	0
2013	10.784326	10.409755	-3.47%	0
2012	9.993935	10.784326	7.91%	0
2011*	10.000000	9.993935	-0.06%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2020	12.048476	13.309939	10.47%	0
2019	9.768630	12.048476	23.34%	0
2018	12.255740	9.768630	-20.29%	0
2017	9.824200	12.255740	24.75%	0
2016*	10.000000	9.824200	-1.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2020	18.127454	20.025376	10.47%	0
2019	14.697330	18.127454	23.34%	0
2018	18.439297	14.697330	-20.29%	0
2017	14.780944	18.439297	24.75%	0
2016	15.375025	14.780944	-3.86%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.490230	34.90%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.889478	28.89%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.568468	17.773371	22.00%	0
2019	12.365293	14.568468	17.82%	0
2018	13.796199	12.365293	-10.37%	0
2017	13.308572	13.796199	3.66%	0
2016	11.280273	13.308572	17.98%	0
2015	13.075209	11.280273	-13.73%	0
2014	13.760005	13.075209	-4.98%	0
2013	11.540463	13.760005	19.23%	0
2012	10.883029	11.540463	6.04%	0
2011	12.563204	10.883029	-13.37%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.751081	55.736578	27.39%	0
2019	34.513567	43.751081	26.76%	0
2018	34.726556	34.513567	-0.61%	0
2017	27.677998	34.726556	25.47%	0
2016	31.454740	27.677998	-12.01%	0
2015	28.378629	31.454740	10.84%	0
2014	21.944157	28.378629	29.32%	0
2013	14.793998	21.944157	48.33%	0
2012	11.459676	14.793998	29.10%	0
2011	10.533927	11.459676	8.79%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	67.483855	77.977036	15.55%	0
2019	52.434007	67.483855	28.70%	0
2018	69.543459	52.434007	-24.60%	0
2017	46.719835	69.543459	48.85%	0
2016	47.356738	46.719835	-1.34%	0
2015	55.871596	47.356738	-15.24%	0
2014	56.929967	55.871596	-1.86%	0
2013	51.568824	56.929967	10.40%	0
2012	40.312688	51.568824	27.92%	0
2011	55.082272	40.312688	-26.81%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.761818	6.747334	17.10%	0
2019	5.241414	5.761818	9.93%	0
2018	7.431137	5.241414	-29.47%	0
2017	7.691794	7.431137	-3.39%	0
2016	5.442068	7.691794	41.34%	0
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	26.984044	31.675197	17.38%	0
2019	24.476029	26.984044	10.25%	0
2018	34.631229	24.476029	-29.32%	0
2017	35.746323	34.631229	-3.12%	0
2016	25.238830	35.746323	41.63%	0
2015	38.481739	25.238830	-34.41%	0
2014	48.269810	38.481739	-20.28%	0
2013	44.312202	48.269810	8.93%	0
2012	43.493077	44.312202	1.88%	0
2011	52.821656	43.493077	-17.66%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.783541	10.462493	-2.98%	0
2019*	10.000000	10.783541	7.84%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.185603	56.268062	55.50%	0
2019	29.414596	36.185603	23.02%	0
2018	29.464180	29.414596	-0.17%	0
2017	23.754025	29.464180	24.04%	0
2016	22.369647	23.754025	6.19%	0
2015	23.372530	22.369647	-4.29%	0
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	0
2011	16.333716	15.357395	-5.98%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.251363	13.687042	3.29%	0
2019	11.673956	13.251363	13.51%	0
2018	12.792670	11.673956	-8.74%	0
2017	11.359833	12.792670	12.61%	0
2016	11.156806	11.359833	1.82%	0
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.798591	8.858219	0.68%	0
2019	7.648438	8.798591	15.04%	0
2018*	10.000000	7.648438	-23.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	33.658234	34.165622	1.51%	0
2019	28.498856	33.658234	18.10%	0
2018	34.160379	28.498856	-16.57%	0
2017	30.730252	34.160379	11.16%	0
2016	24.999020	30.730252	22.93%	0
2015	26.912140	24.999020	-7.11%	0
2014	25.078432	26.912140	7.31%	0
2013	18.498293	25.078432	35.57%	0
2012	15.852762	18.498293	16.69%	0
2011	17.612263	15.852762	-9.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.859991	14.956513	7.91%	0
2019	12.920782	13.859991	7.27%	0
2018	13.499136	12.920782	-4.28%	0
2017	13.218778	13.499136	2.12%	0
2016	12.855504	13.218778	2.83%	0
2015	13.381563	12.855504	-3.93%	0
2014	13.151377	13.381563	1.75%	0
2013	14.588701	13.151377	-9.85%	0
2012	13.792695	14.588701	5.77%	0
2011	12.530438	13.792695	10.07%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	30.153494	33.208536	10.13%	0
2019	24.697696	30.153494	22.09%	0
2018	26.925052	24.697696	-8.27%	0
2017	22.686256	26.925052	18.68%	0
2016	20.294326	22.686256	11.79%	0
2015	21.830395	20.294326	-7.04%	0
2014	19.699682	21.830395	10.82%	0
2013	14.724874	19.699682	33.79%	0
2012	13.028629	14.724874	13.02%	0
2011	12.827425	13.028629	1.57%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	22.638940	28.070476	23.99%	0
2019	17.897165	22.638940	26.49%	0
2018	21.433791	17.897165	-16.50%	0
2017	16.583864	21.433791	29.24%	0
2016	17.815296	16.583864	-6.91%	0
2015	17.950509	17.815296	-0.75%	0
2014	19.285934	17.950509	-6.92%	0
2013	15.994925	19.285934	20.58%	0
2012	13.402780	15.994925	19.34%	0
2011	15.469468	13.402780	-13.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.684408	27.599201	-0.31%	0
2019	21.762203	27.684408	27.21%	0
2018	25.349354	21.762203	-14.15%	0
2017	23.039897	25.349354	10.02%	0
2016	19.038473	23.039897	21.02%	0
2015	19.609373	19.038473	-2.91%	0
2014	17.099670	19.609373	14.68%	0
2013	13.341970	17.099670	28.16%	0
2012	11.644325	13.341970	14.58%	0
2011	11.903854	11.644325	-2.18%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	41.190699	40.969219	-0.54%	0
2019	32.918598	41.190699	25.13%	0
2018	36.789252	32.918598	-10.52%	0
2017	34.343651	36.789252	7.12%	0
2016	28.938511	34.343651	18.68%	0
2015	30.566508	28.938511	-5.33%	0
2014	27.442470	30.566508	11.38%	0
2013	21.150009	27.442470	29.75%	0
2012	18.741180	21.150009	12.85%	0
2011	18.834917	18.741180	-0.50%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	21.573134	28.133206	181.33%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.679779	12.311319	5.41%	0
2019	10.323351	11.679779	13.14%	0
2018	10.793182	10.323351	-4.35%	0
2017	10.232765	10.793182	5.48%	0
2016	9.207819	10.232765	11.13%	0
2015*	10.000000	9.207819	-7.92%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.551241	11.280865	6.92%	0
2019	9.814207	10.551241	7.51%	0
2018	10.036898	9.814207	-2.22%	0
2017	9.872784	10.036898	1.66%	0
2016	9.782161	9.872784	0.93%	0
2015*	10.000000	9.782161	-2.18%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.649349	14.944785	2.02%	0
2019	11.668206	14.649349	25.55%	0
2018	12.795882	11.668206	-8.81%	0
2017	11.151274	12.795882	14.75%	0
2016	9.754172	11.151274	14.32%	0
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.879455	21.258393	18.90%	0
2019	15.414754	17.879455	15.99%	0
2018	16.934247	15.414754	-8.97%	0
2017	15.118854	16.934247	12.01%	0
2016	14.785838	15.118854	2.25%	0
2015	15.162806	14.785838	-2.49%	0
2014	15.101908	15.162806	0.40%	0
2013	13.400106	15.101908	12.70%	0
2012	12.371587	13.400106	8.31%	0
2011	13.034055	12.371587	-5.08%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.164430	13.984301	6.23%	0
2019	11.150874	13.164430	18.06%	0
2018	13.427947	11.150874	-16.96%	0
2017	11.849602	13.427947	13.32%	0
2016	10.442149	11.849602	13.48%	0
2015	10.874804	10.442149	-3.98%	0
2014*	10.000000	10.874804	8.75%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.559400	37.662096	8.98%	0
2019	28.708683	34.559400	20.38%	0
2018	32.022599	28.708683	-10.35%	0
2017	28.921612	32.022599	10.72%	0
2016	23.352786	28.921612	23.85%	0
2015	24.273899	23.352786	-3.79%	0
2014	23.442931	24.273899	3.54%	0
2013	16.913468	23.442931	38.61%	0
2012	14.836151	16.913468	14.00%	0
2011	14.977337	14.836151	-0.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	33.801537	39.290279	16.24%	0
2019	26.158865	33.801537	29.22%	0
2018	27.850461	26.158865	-6.07%	0
2017	23.262628	27.850461	19.72%	0
2016	21.140921	23.262628	10.04%	0
2015	21.227854	21.140921	-0.41%	0
2014	19.000414	21.227854	11.72%	0
2013	14.610282	19.000414	30.05%	0
2012	12.816278	14.610282	14.00%	0
2011	12.771239	12.816278	0.35%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.522727	32.432596	22.28%	0
2019	20.040813	26.522727	32.34%	0
2018	21.284686	20.040813	-5.84%	0
2017	18.735072	21.284686	13.61%	0
2016	17.232035	18.735072	8.72%	0
2015	18.071809	17.232035	-4.65%	0
2014	16.171494	18.071809	11.75%	0
2013	12.220595	16.171494	32.33%	0
2012	11.080282	12.220595	10.29%	0
2011	11.148183	11.080282	-0.61%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	33.304741	40.576636	21.83%	0
2019	24.843915	33.304741	34.06%	0
2018	27.080003	24.843915	-8.26%	0
2017	21.590004	27.080003	25.43%	0
2016	20.312376	21.590004	6.29%	0
2015	21.143634	20.312376	-3.93%	0
2014	19.858721	21.143634	6.47%	0
2013	16.647779	19.858721	19.29%	0
2012	15.305480	16.647779	8.77%	0
2011	14.253495	15.305480	7.38%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.062411	11.583690	4.71%	0
2019	9.638360	11.062411	14.77%	0
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.131929	16.507607	-3.64%	0
2019	13.617971	17.131929	25.80%	0
2018	16.647301	13.617971	-18.20%	0
2017	15.122034	16.647301	10.09%	0
2016	11.711151	15.122034	29.13%	0
2015	12.710932	11.711151	-7.87%	0
2014	12.218031	12.710932	4.03%	0
2013*	10.000000	12.218031	22.18%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.956136	11.007550	0.47%	0
2019	10.387654	10.956136	5.47%	0
2018	10.555785	10.387654	-1.59%	0
2017	10.359467	10.555785	1.90%	0
2016	9.653232	10.359467	7.32%	0
2015	9.898447	9.653232	-2.48%	0
2014*	10.000000	9.898447	-1.02%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.976738	20.209761	6.50%	0
2019	17.603329	18.976738	7.80%	0
2018	17.979487	17.603329	-2.09%	0
2017	17.544526	17.979487	2.48%	0
2016	17.154938	17.544526	2.27%	0
2015	17.458698	17.154938	-1.74%	0
2014	17.076819	17.458698	2.24%	0
2013	17.159280	17.076819	-0.48%	0
2012	15.877601	17.159280	8.07%	0
2011	15.760573	15.877601	0.74%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.478045	13.507789	28.92%	0
2019	8.233851	10.478045	27.26%	0
2018*	10.000000	8.233851	-17.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.081443	18.910360	10.71%	0
2019	14.949719	17.081443	14.26%	0
2018	15.828315	14.949719	-5.55%	0
2017	14.221159	15.828315	11.30%	0
2016	13.713395	14.221159	3.70%	0
2015	13.965784	13.713395	-1.81%	0
2014	13.587484	13.965784	2.78%	0
2013	12.165146	13.587484	11.69%	0
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.816168	20.166526	13.19%	0
2019	15.071771	17.816168	18.21%	0
2018	16.275408	15.071771	-7.40%	0
2017	14.185972	16.275408	14.73%	0
2016	13.580783	14.185972	4.46%	0
2015	13.838310	13.580783	-1.86%	0
2014	13.422964	13.838310	3.09%	0
2013	11.752283	13.422964	14.22%	0
2012	10.541446	11.752283	11.49%	0
2011	10.823369	10.541446	-2.60%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.118796	21.987758	15.01%	0
2019	15.606084	19.118796	22.51%	0
2018	17.201342	15.606084	-9.27%	0
2017	14.453606	17.201342	19.01%	0
2016	13.774953	14.453606	4.93%	0
2015	14.031866	13.774953	-1.83%	0
2014	13.585129	14.031866	3.29%	0
2013	11.351677	13.585129	19.68%	0
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.715224	16.498807	20.30%	0
2019	11.218659	13.715224	22.25%	0
2018	11.919833	11.218659	-5.88%	0
2017	10.421293	11.919833	14.38%	0
2016*	10.000000	10.421293	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	47.724276	61.313758	28.47%	0
2019	36.859055	47.724276	29.48%	0
2018	40.019763	36.859055	-7.90%	0
2017	33.365971	40.019763	19.94%	0
2016	31.389191	33.365971	6.30%	0
2015	31.690427	31.389191	-0.95%	0
2014	28.773007	31.690427	10.14%	0
2013	22.273716	28.773007	29.18%	0
2012	19.442885	22.273716	14.56%	0
2011	20.272971	19.442885	-4.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	36.278150	46.538084	28.28%	0
2019	28.056023	36.278150	29.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.209220	5.427122	-33.89%	330
2019	7.588706	8.209220	8.18%	330
2018	10.241582	7.588706	-25.90%	330
2017	10.693896	10.241582	-4.23%	330
2016	8.131683	10.693896	31.51%	330
2015	10.417275	8.131683	-21.94%	331
2014	12.123776	10.417275	-14.08%	331
2013	9.914446	12.123776	22.28%	331
2012	9.610780	9.914446	3.16%	331
2011	10.291995	9.610780	-6.62%	332

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	30.502916	32.012012	4.95%	85
2019	24.321569	30.502916	25.42%	85
2018	26.958733	24.321569	-9.78%	85
2017	24.261500	26.958733	11.12%	85
2016	20.890010	24.261500	16.14%	85
2015	22.112246	20.890010	-5.53%	85
2014	20.662372	22.112246	7.02%	86
2013	16.386659	20.662372	26.09%	86
2012	14.196678	16.386659	15.43%	86
2011	14.289703	14.196678	-0.65%	86
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.759433	15.642048	5.98%	0
2019	11.554690	14.759433	27.74%	0
2018	12.919269	11.554690	-10.56%	0
2017	11.247098	12.919269	14.87%	0
2016*	10.000000	11.247098	12.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	34.655846	57.518549	65.97%	0
2019	25.006407	34.655846	38.59%	0
2018	22.599297	25.006407	10.65%	0
2017	17.070109	22.599297	32.39%	0
2016	17.286652	17.070109	-1.25%	0
2015	16.637892	17.286652	3.90%	0
2014	15.067599	16.637892	10.42%	0
2013	11.102611	15.067599	35.71%	0
2012	9.435613	11.102611	17.67%	0
2011	9.374596	9.435613	0.65%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	36.674059	51.928590	41.59%	0
2019	27.747181	36.674059	32.17%	0
2018	28.249942	27.747181	-1.78%	0
2017	21.243097	28.249942	32.98%	0
2016	21.412904	21.243097	-0.79%	0
2015	20.306812	21.412904	5.45%	0
2014	18.541565	20.306812	9.52%	0
2013	13.820322	18.541565	34.16%	0
2012	12.249518	13.820322	12.82%	0
2011	12.418141	12.249518	-1.36%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.334575	19.549016	1.11%	0
2019	17.080549	19.334575	13.20%	0
2018	17.989846	17.080549	-5.05%	0
2017	17.056927	17.989846	5.47%	0
2016	15.139964	17.056927	12.66%	0
2015	15.970361	15.139964	-5.20%	0
2014	16.041182	15.970361	-0.44%	0
2013	15.381936	16.041182	4.29%	0
2012	13.675392	15.381936	12.48%	0
2011	13.358714	13.675392	2.37%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.342357	16.510918	7.62%	0
2019	14.214118	15.342357	7.94%	0
2018	14.523587	14.214118	-2.13%	0
2017	14.155524	14.523587	2.60%	0
2016	13.734844	14.155524	3.06%	0
2015	14.043129	13.734844	-2.20%	0
2014	13.481268	14.043129	4.17%	0
2013	13.950172	13.481268	-3.36%	0
2012	13.390631	13.950172	4.18%	0
2011	12.679944	13.390631	5.60%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.151168	24.592148	16.27%	334
2019	17.408646	21.151168	21.50%	334
2018	20.706713	17.408646	-15.93%	334
2017	17.415443	20.706713	18.90%	334
2016	15.769774	17.415443	10.44%	334
2015	16.253720	15.769774	-2.98%	334
2014	15.538440	16.253720	4.60%	335
2013	11.593896	15.538440	34.02%	335
2012	10.257797	11.593896	13.03%	335
2011	11.663733	10.257797	-12.05%	335
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.761937	25.894411	13.76%	0
2019	18.099663	22.761937	25.76%	0
2018	21.590679	18.099663	-16.17%	0
2017	16.846932	21.590679	28.16%	0
2016	18.026005	16.846932	-6.54%	0
2015	17.683305	18.026005	1.94%	0
2014	19.547921	17.683305	-9.54%	0
2013	15.221616	19.547921	28.42%	0
2012	12.820436	15.221616	18.73%	0
2011	15.724428	12.820436	-18.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.365848	10.435080	-8.19%	0
2019	9.385109	11.365848	21.11%	0
2018	10.186389	9.385109	-7.87%	0
2017*	10.000000	10.186389	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.640680	30.518384	6.56%	113
2019	21.652003	28.640680	32.28%	113
2018	26.592433	21.652003	-18.58%	114
2017	22.645811	26.592433	17.43%	114
2016	20.999266	22.645811	7.84%	114
2015	21.990861	20.999266	-4.51%	114
2014	20.925345	21.990861	5.09%	114
2013	16.285665	20.925345	28.49%	114
2012	13.008694	16.285665	25.19%	115
2011	14.488426	13.008694	-10.21%	115
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.910328	16.411371	10.07%	0
2019	12.629296	14.910328	18.06%	0
2018	14.192095	12.629296	-11.01%	0
2017	12.866376	14.192095	10.30%	0
2016	11.540652	12.866376	11.49%	0
2015	12.492611	11.540652	-7.62%	0
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.054677	17.907212	-0.82%	0
2019	15.793369	18.054677	14.32%	0
2018	16.756432	15.793369	-5.75%	0
2017	15.510527	16.756432	8.03%	0
2016	13.809495	15.510527	12.32%	0
2015	15.083890	13.809495	-8.45%	0
2014	14.637928	15.083890	3.05%	0
2013	13.042512	14.637928	12.23%	0
2012	11.754372	13.042512	10.96%	0
2011	11.655097	11.754372	0.85%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.688905	21.435988	3.61%	0
2019	16.623870	20.688905	24.45%	0
2018	19.373118	16.623870	-14.19%	0
2017	17.774048	19.373118	9.00%	0
2016	13.859929	17.774048	28.24%	0
2015	15.193357	13.859929	-8.78%	0
2014	15.337180	15.193357	-0.94%	0
2013	11.428966	15.337180	34.20%	0
2012	9.801171	11.428966	16.61%	0
2011	10.338907	9.801171	-5.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.240757	14.129037	15.43%	0
2019	9.808572	12.240757	24.80%	0
2018	11.826931	9.808572	-17.07%	0
2017	8.551041	11.826931	38.31%	0
2016	7.391644	8.551041	15.69%	0
2015	9.334052	7.391644	-20.81%	0
2014*	10.000000	9.334052	-6.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.468754	17.049106	-2.40%	0
2019	15.717111	17.468754	11.14%	0
2018	18.833582	15.717111	-16.55%	0
2017	16.338663	18.833582	15.27%	0
2016	15.431027	16.338663	5.88%	0
2015	16.720878	15.431027	-7.71%	0
2014	19.049457	16.720878	-12.22%	0
2013	15.688213	19.049457	21.43%	0
2012	13.430153	15.688213	16.81%	0
2011	15.224526	13.430153	-11.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.921355	8.685764	-2.64%	0
2019	8.048781	8.921355	10.84%	0
2018	9.664472	8.048781	-16.72%	0
2017	8.407700	9.664472	14.95%	0
2016	7.963949	8.407700	5.57%	0
2015	8.646661	7.963949	-7.90%	0
2014*	10.000000	8.646661	-13.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.665467	9.017668	-6.70%	0
2019	9.619028	9.665467	0.48%	0
2018	9.580664	9.619028	0.40%	0
2017	9.542410	9.580664	0.40%	0
2016	9.410788	9.542410	1.40%	0
2015	9.983907	9.410788	-5.74%	0
2014*	10.000000	9.983907	-0.16%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.904458	13.233759	2.55%	0
2019	11.703917	12.904458	10.26%	0
2018	12.421727	11.703917	-5.78%	0
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.068356	10.583722	5.12%	0
2019	9.393040	10.068356	7.19%	0
2018*	10.000000	9.393040	-6.07%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.907553	10.479943	5.78%	0
2019	9.578255	9.907553	3.44%	0
2018	10.244811	9.578255	-6.51%	0
2017	10.031763	10.244811	2.12%	0
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.309133	16.082243	5.05%	0
2019	12.802394	15.309133	19.58%	0
2018	14.154785	12.802394	-9.55%	0
2017	12.489113	14.154785	13.34%	0
2016	11.486891	12.489113	8.72%	0
2015	11.740036	11.486891	-2.16%	0
2014	11.350802	11.740036	3.43%	0
2013	9.660560	11.350802	17.50%	0
2012	8.413803	9.660560	14.82%	0
2011	10.145294	8.413803	-17.07%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.211616	28.902746	30.12%	0
2019	16.992710	22.211616	30.71%	0
2018	18.572041	16.992710	-8.50%	0
2017	15.123234	18.572041	22.80%	0
2016	14.130211	15.123234	7.03%	0
2015	14.356799	14.130211	-1.58%	0
2014	12.892957	14.356799	11.35%	0
2013	10.028490	12.892957	28.56%	0
2012	8.793020	10.028490	14.05%	0
2011	9.330339	8.793020	-5.76%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.882030	20.939859	10.90%	0
2019	15.960051	18.882030	18.31%	0
2018	17.189049	15.960051	-7.15%	0
2017	15.255225	17.189049	12.68%	0
2016	14.337745	15.255225	6.40%	0
2015	14.540502	14.337745	-1.39%	0
2014	13.833623	14.540502	5.11%	0
2013	12.283935	13.833623	12.62%	0
2012	11.008710	12.283935	11.58%	0
2011	11.103408	11.008710	-0.85%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.590505	21.665560	0.35%	0
2019	17.714076	21.590505	21.88%	0
2018	20.123497	17.714076	-11.97%	0
2017	17.799207	20.123497	13.06%	0
2016	14.724787	17.799207	20.88%	0
2015	15.686403	14.724787	-6.13%	0
2014	14.798903	15.686403	6.00%	0
2013	11.278354	14.798903	31.22%	0
2012	9.913551	11.278354	13.77%	0
2011	10.521534	9.913551	-5.78%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.089740	20.706833	3.07%	0
2019	18.257666	20.089740	10.03%	0
2018	19.334159	18.257666	-5.57%	0
2017	18.476030	19.334159	4.64%	0
2016	15.960535	18.476030	15.76%	0
2015	16.870401	15.960535	-5.39%	0
2014	16.707347	16.870401	0.98%	0
2013	15.795660	16.707347	5.77%	0
2012	13.961096	15.795660	13.14%	0
2011	14.178438	13.961096	-1.53%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.038561	22.472735	-2.46%	0
2019	19.081247	23.038561	20.74%	0
2018	22.183008	19.081247	-13.98%	0
2017	21.716736	22.183008	2.15%	0
2016	17.413452	21.716736	24.71%	0
2015	18.931614	17.413452	-8.02%	0
2014	19.489155	18.931614	-2.86%	0
2013	14.463953	19.489155	34.74%	0
2012	12.287658	14.463953	17.71%	0
2011	13.077044	12.287658	-6.04%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.542120	24.186415	2.74%	0
2019	18.863829	23.542120	24.80%	0
2018	22.008288	18.863829	-14.29%	0
2017	19.648883	22.008288	12.01%	0
2016	15.736950	19.648883	24.86%	0
2015	17.141173	15.736950	-8.19%	0
2014	17.244754	17.141173	-0.60%	0
2013	13.131406	17.244754	31.32%	0
2012	11.383158	13.131406	15.36%	0
2011	12.492434	11.383158	-8.88%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.637358	28.095431	29.85%	0
2019	17.478277	21.637358	23.80%	0
2018	19.784838	17.478277	-11.66%	0
2017	16.412085	19.784838	20.55%	0
2016	14.685371	16.412085	11.76%	0
2015	15.104536	14.685371	-2.78%	0
2014	14.094102	15.104536	7.17%	0
2013	10.123726	14.094102	39.22%	0
2012	9.213630	10.123726	9.88%	0
2011	9.540570	9.213630	-3.43%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.590321	33.395159	35.81%	0
2019	18.641301	24.590321	31.91%	0
2018	19.640621	18.641301	-5.09%	0
2017	15.324940	19.640621	28.16%	0
2016	14.309724	15.324940	7.09%	0
2015	13.771521	14.309724	3.91%	0
2014	12.132569	13.771521	13.51%	0
2013	9.602318	12.132569	26.35%	0
2012	8.805416	9.602318	9.05%	0
2011	9.343006	8.805416	-5.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	28.272737	39.544571	39.87%	0
2019	21.039336	28.272737	34.38%	0
2018	22.226254	21.039336	-5.34%	0
2017	17.762872	22.226254	25.13%	0
2016	17.676123	17.762872	0.49%	0
2015	17.131536	17.676123	3.18%	0
2014	16.078998	17.131536	6.55%	0
2013	11.676881	16.078998	37.70%	0
2012	10.454503	11.676881	11.69%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	37.880132	50.964003	34.54%	0
2019	28.236465	37.880132	34.15%	0
2018	30.411249	28.236465	-7.15%	0
2017	24.341321	30.411249	24.94%	0
2016	25.267480	24.341321	-3.67%	0
2015	24.774396	25.267480	1.99%	0
2014	21.793552	24.774396	13.68%	0
2013	17.053633	21.793552	27.79%	0
2012	15.171824	17.053633	12.40%	0
2011	15.581455	15.171824	-2.63%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	38.487354	53.335456	38.58%	56
2019	28.037102	38.487354	37.27%	57
2018	30.310260	28.037102	-7.50%	57
2017	23.891595	30.310260	26.87%	57
2016	23.701172	23.891595	0.80%	57
2015	22.571024	23.701172	5.01%	57
2014	21.661813	22.571024	4.20%	57
2013	16.172103	21.661813	33.95%	57
2012	14.099927	16.172103	14.70%	57
2011	14.159062	14.099927	-0.42%	57
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.642517	46.43%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	27.188766	34.182707	25.72%	0
2019	20.944903	27.188766	29.81%	0
2018	24.494133	20.944903	-14.49%	0
2017	18.194771	24.494133	34.62%	0
2016	18.455979	18.194771	-1.42%	0
2015	18.026081	18.455979	2.38%	0
2014	17.890508	18.026081	0.76%	0
2013	14.266961	17.890508	25.40%	0
2012	11.944674	14.266961	19.44%	0
2011	13.222428	11.944674	-9.66%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.644910	13.511930	-13.63%	0
2019	12.913140	15.644910	21.15%	0
2018	13.970321	12.913140	-7.57%	0
2017	12.545384	13.970321	11.36%	0
2016	12.481285	12.545384	0.51%	0
2015	12.861755	12.481285	-2.96%	0
2014	11.392028	12.861755	12.90%	0
2013	11.260011	11.392028	1.17%	0
2012	8.922746	11.260011	26.19%	0
2011	9.689013	8.922746	-7.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.994536	11.197903	1.85%	0
2019	10.073643	10.994536	9.14%	0
2018	10.698376	10.073643	-5.84%	0
2017	10.219806	10.698376	4.68%	0
2016	9.738777	10.219806	4.94%	0
2015	10.115757	9.738777	-3.73%	0
2014	9.986329	10.115757	1.30%	0
2013	10.151842	9.986329	-1.63%	0
2012*	10.000000	10.151842	1.52%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.117310	31.700276	12.74%	0
2019	21.543043	28.117310	30.52%	0
2018	21.676871	21.543043	-0.62%	0
2017	18.999081	21.676871	14.09%	0
2016	21.784396	18.999081	-12.79%	0
2015	21.438070	21.784396	1.62%	0
2014	18.187208	21.438070	17.87%	0
2013	13.137742	18.187208	38.43%	0
2012	11.032598	13.137742	19.08%	0
2011	10.774692	11.032598	2.39%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	26.876179	30.177990	12.29%	0
2019	21.221777	26.876179	26.64%	0
2018	25.342132	21.221777	-16.26%	0
2017	20.915751	25.342132	21.16%	0
2016	21.329723	20.915751	-1.94%	0
2015	22.174206	21.329723	-3.81%	0
2014	22.437548	22.174206	-1.17%	0
2013	19.139981	22.437548	17.23%	0
2012	16.819614	19.139981	13.80%	0
2011	18.309622	16.819614	-8.14%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	32.896523	36.920862	12.23%	0
2019	25.285533	32.896523	30.10%	0
2018	27.870768	25.285533	-9.28%	0
2017	24.201527	27.870768	15.16%	0
2016	22.011882	24.201527	9.95%	0
2015	21.627270	22.011882	1.78%	0
2014	19.833738	21.627270	9.04%	0
2013	15.280495	19.833738	29.80%	0
2012	13.274169	15.280495	15.11%	0
2011	13.477836	13.274169	-1.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.435223	17.635963	7.31%	0
2019	13.344408	16.435223	23.16%	0
2018	15.326642	13.344408	-12.93%	0
2017	13.570814	15.326642	12.94%	0
2016	12.174429	13.570814	11.47%	0
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.363451	26.417920	18.13%	337
2019	17.951952	22.363451	24.57%	337
2018	20.325260	17.951952	-11.68%	337
2017	18.075100	20.325260	12.45%	337
2016	15.543485	18.075100	16.29%	337
2015	16.769467	15.543485	-7.31%	338
2014	15.209775	16.769467	10.25%	338
2013	10.950001	15.209775	38.90%	338
2012	9.422319	10.950001	16.21%	338
2011	9.781928	9.422319	-3.68%	339
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.921061	13.020803	19.23%	0
2019	8.665246	10.921061	26.03%	0
2018	10.936231	8.665246	-20.77%	0
2017	8.780309	10.936231	24.55%	0
2016	9.162447	8.780309	-4.17%	0
2015	9.021770	9.162447	1.56%	0
2014*	10.000000	9.021770	-9.78%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.642955	35.493827	12.17%	0
2019	26.379774	31.642955	19.95%	0
2018	28.324366	26.379774	-6.87%	0
2017	24.311928	28.324366	16.50%	0
2016	25.331730	24.311928	-4.03%	0
2015	28.059565	25.331730	-9.72%	0
2014	30.070173	28.059565	-6.69%	0
2013	24.396615	30.070173	23.26%	0
2012	20.783511	24.396615	17.38%	0
2011	22.737900	20.783511	-8.60%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.125791	30.418195	4.44%	0
2019	26.592844	29.125791	9.52%	0
2018	27.583416	26.592844	-3.59%	0
2017	26.249213	27.583416	5.08%	0
2016	22.935318	26.249213	14.45%	0
2015	24.904659	22.935318	-7.91%	0
2014	24.811322	24.904659	0.38%	0
2013	22.795703	24.811322	8.84%	0
2012	19.507277	22.795703	16.86%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.163274	56.011662	46.77%	0
2019	28.087639	38.163274	35.87%	0
2018	28.534447	28.087639	-1.57%	0
2017	22.827858	28.534447	25.00%	0
2016	21.838948	22.827858	4.53%	0
2015	23.531700	21.838948	-7.19%	0
2014	22.147186	23.531700	6.25%	0
2013	17.303914	22.147186	27.99%	0
2012	15.470246	17.303914	11.85%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.484294	11.385710	8.60%	0
2019	9.740272	10.484294	7.64%	0
2018	10.018299	9.740272	-2.78%	0
2017	9.840496	10.018299	1.81%	0
2016	9.772826	9.840496	0.69%	0
2015*	10.000000	9.772826	-2.27%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.890191	38.195760	36.95%	0
2019	20.690117	27.890191	34.80%	0
2018	20.652022	20.690117	0.18%	0
2017	16.127819	20.652022	28.05%	0
2016	16.060772	16.127819	0.42%	0
2015	14.566503	16.060772	10.26%	0
2014	13.633848	14.566503	6.84%	0
2013	10.575148	13.633848	28.92%	0
2012	8.668397	10.575148	22.00%	0
2011	9.456593	8.668397	-8.33%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.285116	25.663228	48.47%	0
2019	12.117341	17.285116	42.65%	0
2018	12.192090	12.117341	-0.61%	0
2017	8.541018	12.192090	42.75%	0
2016	7.615813	8.541018	12.15%	0
2015	7.388539	7.615813	3.08%	0
2014	6.859828	7.388539	7.71%	0
2013	5.143812	6.859828	33.36%	0
2012	4.383012	5.143812	17.36%	0
2011	4.871385	4.383012	-10.03%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.548044	15.482981	14.28%	295
2019	10.855263	13.548044	24.81%	295
2018	12.987408	10.855263	-16.42%	295
2017	10.079579	12.987408	28.85%	295
2016	10.968387	10.079579	-8.10%	295
2015	12.210559	10.968387	-10.17%	295
2014	14.103267	12.210559	-13.42%	295
2013	12.528714	14.103267	12.57%	296
2012	11.238620	12.528714	11.48%	296
2011	16.862684	11.238620	-33.35%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.910271	32.536498	-1.14%	0
2019	26.357747	32.910271	24.86%	0
2018	30.354315	26.357747	-13.17%	0
2017	27.086799	30.354315	12.06%	0
2016	23.974963	27.086799	12.98%	0
2015	25.004015	23.974963	-4.12%	0
2014	22.053147	25.004015	13.38%	0
2013	16.922628	22.053147	30.32%	0
2012	14.272624	16.922628	18.57%	0
2011	14.183043	14.272624	0.63%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.395146	10.108629	-2.76%	0
2019	8.932843	10.395146	16.37%	0
2018	11.136228	8.932843	-19.79%	0
2017	8.844238	11.136228	25.92%	0
2016	7.433785	8.844238	18.97%	0
2015	9.440439	7.433785	-21.26%	0
2014*	10.000000	9.440439	-5.60%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.608237	11.225162	5.82%	0
2019	9.934312	10.608237	6.78%	0
2018	10.191052	9.934312	-2.52%	0
2017	9.960942	10.191052	2.31%	0
2016*	10.000000	9.960942	-0.39%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	35.102792	50.338174	43.40%	0
2019	25.225441	35.102792	39.16%	0
2018	26.059315	25.225441	-3.20%	0
2017	20.940804	26.059315	24.44%	0
2016	19.539577	20.940804	7.17%	0
2015	20.272141	19.539577	-3.61%	0
2014	22.248303	20.272141	-8.88%	0
2013	15.994317	22.248303	39.10%	0
2012	13.431539	15.994317	19.08%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.823174	31.338566	1.67%	0
2019	24.163003	30.823174	27.56%	0
2018	27.367499	24.163003	-11.71%	0
2017	23.675669	27.367499	15.59%	0
2016	21.125028	23.675669	12.07%	0
2015	21.648929	21.125028	-2.42%	0
2014	19.943858	21.648929	8.55%	0
2013	14.932191	19.943858	33.56%	0
2012	13.082318	14.932191	14.14%	0
2011	13.343369	13.082318	-1.96%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.843275	12.336214	13.77%	0
2019*	10.000000	10.843275	8.43%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.874053	25.899662	18.40%	0
2019	17.673368	21.874053	23.77%	0
2018	19.876965	17.673368	-11.09%	0
2017	15.911391	19.876965	24.92%	0
2016	15.555483	15.911391	2.29%	0
2015	14.853591	15.555483	4.73%	0
2014	14.910887	14.853591	-0.38%	0
2013	11.860324	14.910887	25.72%	0
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.304461	33.04%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.616530	36.17%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.571876	15.472782	6.18%	0
2019	13.342133	14.571876	9.22%	0
2018	13.635246	13.342133	-2.15%	0
2017	13.028905	13.635246	4.65%	0
2016	12.465020	13.028905	4.52%	0
2015	12.737777	12.465020	-2.14%	0
2014	11.989920	12.737777	6.24%	0
2013	12.211221	11.989920	-1.81%	0
2012	11.328212	12.211221	7.79%	0
2011	10.885477	11.328212	4.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	49.206791	51.156253	3.96%	0
2019	43.724474	49.206791	12.54%	0
2018	47.707504	43.724474	-8.35%	0
2017	44.145439	47.707504	8.07%	0
2016	40.537241	44.145439	8.90%	0
2015	41.618939	40.537241	-2.60%	0
2014	41.050991	41.618939	1.38%	0
2013	45.672483	41.050991	-10.12%	0
2012	39.309176	45.672483	16.19%	0
2011	37.284043	39.309176	5.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.784292	11.440857	-2.91%	0
2019	9.356373	11.784292	25.95%	0
2018	10.313322	9.356373	-9.28%	0
2017	9.302939	10.313322	10.86%	0
2016	8.214694	9.302939	13.25%	0
2015*	10.000000	8.214694	-17.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.028491	20.789320	9.25%	0
2019	16.403308	19.028491	16.00%	0
2018	17.813105	16.403308	-7.91%	0
2017	15.574690	17.813105	14.37%	0
2016	14.976044	15.574690	4.00%	0
2015	16.242914	14.976044	-7.80%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.697729	33.769293	48.78%	0
2019	17.306407	22.697729	31.15%	0
2018	21.033045	17.306407	-17.72%	0
2017	16.976910	21.033045	23.89%	0
2016	17.608352	16.976910	-3.59%	0
2015	17.964790	17.608352	-1.98%	0
2014	18.424127	17.964790	-2.49%	0
2013	15.412175	18.424127	19.54%	0
2012	13.498743	15.412175	14.17%	0
2011	15.112756	13.498743	-10.68%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.565963	21.584686	10.32%	0
2019	16.445997	19.565963	18.97%	0
2018	17.572831	16.445997	-6.41%	0
2017	15.406496	17.572831	14.06%	0
2016	14.349082	15.406496	7.37%	0
2015	14.425632	14.349082	-0.53%	0
2014	13.949176	14.425632	3.42%	0
2013	11.486841	13.949176	21.44%	0
2012	10.078216	11.486841	13.98%	0
2011	10.137186	10.078216	-0.58%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.232788	13.158547	7.57%	0
2019	11.395394	12.232788	7.35%	0
2018	11.695426	11.395394	-2.57%	0
2017	11.503572	11.695426	1.67%	0
2016	11.376737	11.503572	1.11%	0
2015	11.576733	11.376737	-1.73%	0
2014	11.195652	11.576733	3.40%	0
2013	11.666419	11.195652	-4.04%	0
2012	11.284076	11.666419	3.39%	0
2011	10.835256	11.284076	4.14%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.144363	30.900329	27.98%	0
2019	18.186832	24.144363	32.76%	0
2018	20.386306	18.186832	-10.79%	0
2017	15.802297	20.386306	29.01%	0
2016	16.012287	15.802297	-1.31%	0
2015	15.257817	16.012287	4.94%	0
2014	15.210958	15.257817	0.31%	0
2013	12.004302	15.210958	26.71%	0
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.974621	38.760720	49.23%	0
2019	20.240195	25.974621	28.33%	0
2018	20.685959	20.240195	-2.15%	0
2017	16.432296	20.685959	25.89%	0
2016	15.295493	16.432296	7.43%	0
2015	14.590661	15.295493	4.83%	0
2014	13.707124	14.590661	6.45%	0
2013	10.736608	13.707124	27.67%	0
2012	9.284769	10.736608	15.64%	0
2011	9.889514	9.284769	-6.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.714411	23.072122	11.38%	0
2019	16.734584	20.714411	23.78%	0
2018	17.370424	16.734584	-3.66%	0
2017	14.462890	17.370424	20.10%	0
2016	13.217109	14.462890	9.43%	0
2015	13.274140	13.217109	-0.43%	0
2014	12.225884	13.274140	8.57%	0
2013	9.334537	12.225884	30.97%	0
2012	8.095662	9.334537	15.30%	0
2011	8.406630	8.095662	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.797178	20.291929	2.50%	0
2019	18.410640	19.797178	7.53%	0
2018	19.141411	18.410640	-3.82%	0
2017	18.275010	19.141411	4.74%	0
2016	17.076017	18.275010	7.02%	0
2015	17.852042	17.076017	-4.35%	0
2014	17.446337	17.852042	2.33%	0
2013	17.913443	17.446337	-2.61%	0
2012	16.202156	17.913443	10.56%	0
2011	15.583700	16.202156	3.97%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	30.415598	33.061501	8.70%	0
2019	23.880224	30.415598	27.37%	0
2018	24.246676	23.880224	-1.51%	0
2017	20.423252	24.246676	18.72%	0
2016	18.613485	20.423252	9.72%	0
2015	18.721822	18.613485	-0.58%	0
2014	16.948094	18.721822	10.47%	0
2013	13.124213	16.948094	29.14%	0
2012	11.666244	13.124213	12.50%	0
2011	11.781243	11.666244	-0.98%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	27.070622	27.632233	2.07%	0
2019	21.587104	27.070622	25.40%	0
2018	23.632552	21.587104	-8.66%	0
2017	20.332339	23.632552	16.23%	0
2016	17.509211	20.332339	16.12%	0
2015	18.970845	17.509211	-7.70%	0
2014	17.642254	18.970845	7.53%	0
2013	13.204640	17.642254	33.61%	0
2012	11.316625	13.204640	16.68%	0
2011	11.762107	11.316625	-3.79%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.999534	13.538927	12.83%	0
2019	10.598318	11.999534	13.22%	0
2018	11.756529	10.598318	-9.85%	0
2017	10.077390	11.756529	16.66%	0
2016*	10.000000	10.077390	0.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.577464	18.379622	10.87%	0
2019	13.576843	16.577464	22.10%	0
2018	15.444374	13.576843	-12.09%	0
2017	13.087676	15.444374	18.01%	0
2016	12.260961	13.087676	6.74%	0
2015	12.669896	12.260961	-3.23%	0
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.876760	16.072088	8.03%	0
2019	13.000006	14.876760	14.44%	0
2018	14.076568	13.000006	-7.65%	0
2017	12.753355	14.076568	10.38%	0
2016	12.201732	12.753355	4.52%	0
2015	12.520180	12.201732	-2.54%	0
2014	12.187106	12.520180	2.73%	0
2013	10.790994	12.187106	12.94%	0
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.021452	17.590750	9.79%	0
2019	13.527410	16.021452	18.44%	0
2018	14.954874	13.527410	-9.55%	0
2017	13.109852	14.954874	14.07%	0
2016	12.400975	13.109852	5.72%	0
2015	12.759356	12.400975	-2.81%	0
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	0
2012	9.255266	10.359815	11.93%	0
2011	9.731444	9.255266	-4.89%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.029277	13.808309	5.98%	0
2019	11.952312	13.029277	9.01%	0
2018	12.459936	11.952312	-4.07%	0
2017	11.892951	12.459936	4.77%	0
2016	11.541168	11.892951	3.05%	0
2015	11.803545	11.541168	-2.22%	0
2014	11.596375	11.803545	1.79%	0
2013	11.219522	11.596375	3.36%	0
2012	10.596201	11.219522	5.88%	0
2011	10.607527	10.596201	-0.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.393766	12.823349	3.47%	0
2019	11.051554	12.393766	12.15%	0
2018	12.066988	11.051554	-8.41%	0
2017	10.674097	12.066988	13.05%	0
2016	10.265765	10.674097	3.98%	0
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.893495	13.634747	5.75%	0
2019	11.341513	12.893495	13.68%	0
2018	12.391690	11.341513	-8.47%	0
2017	10.679797	12.391690	16.03%	0
2016	10.207837	10.679797	4.62%	0
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.499487	16.898996	9.03%	0
2019	13.318875	15.499487	16.37%	0
2018	14.554241	13.318875	-8.49%	0
2017	12.964251	14.554241	12.26%	0
2016	12.330186	12.964251	5.14%	0
2015	12.652825	12.330186	-2.55%	0
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.284802	18.007137	10.58%	0
2019	13.525844	16.284802	20.40%	0
2018	15.175152	13.525844	-10.87%	0
2017	13.047898	15.175152	16.30%	0
2016	12.311451	13.047898	5.98%	0
2015	12.690284	12.311451	-2.99%	0
2014	12.321460	12.690284	2.99%	0
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.354656	15.419687	7.42%	0
2019	12.749829	14.354656	12.59%	0
2018	13.592532	12.749829	-6.20%	0
2017	12.557554	13.592532	8.24%	0
2016	12.026908	12.557554	4.41%	0
2015	12.341521	12.026908	-2.55%	0
2014	12.038041	12.341521	2.52%	0
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.409950	15.965023	3.60%	0
2019	13.907986	15.409950	10.80%	0
2018	16.748820	13.907986	-16.96%	0
2017	13.855431	16.748820	20.88%	0
2016	13.910722	13.855431	-0.40%	0
2015	14.696173	13.910722	-5.34%	0
2014	16.243345	14.696173	-9.52%	0
2013	13.731408	16.243345	18.29%	0
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.745024	17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.613355	14.349418	5.41%	0
2019	12.686112	13.613355	7.31%	0
2018	12.934599	12.686112	-1.92%	0
2017	12.578001	12.934599	2.84%	0
2016	12.121009	12.578001	3.77%	0
2015	12.394872	12.121009	-2.21%	0
2014	11.978102	12.394872	3.48%	0
2013	12.397493	11.978102	-3.38%	0
2012	11.681023	12.397493	6.13%	0
2011	11.124752	11.681023	5.00%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.088356	15.131534	7.40%	0
2019	13.050835	14.088356	7.95%	0
2018	13.446111	13.050835	-2.94%	0
2017	13.154782	13.446111	2.21%	0
2016	12.923440	13.154782	1.79%	0
2015	13.188452	12.923440	-2.01%	0
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	0
2012	12.540931	13.231603	5.51%	0
2011	12.005371	12.540931	4.46%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.583779	10.815150	2.19%	0
2019	10.081024	10.583779	4.99%	0
2018*	10.000000	10.081024	0.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.886990	27.773504	11.60%	0
2019	20.550529	24.886990	21.10%	0
2018	25.265917	20.550529	-18.66%	0
2017	18.126380	25.265917	39.39%	0
2016	17.083360	18.126380	6.11%	0
2015	20.646201	17.083360	-17.26%	0
2014	22.182126	20.646201	-6.92%	0
2013	22.353257	22.182126	-0.77%	0
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.706524	25.799815	4.43%	0
2019	21.860372	24.706524	13.02%	0
2018	22.881344	21.860372	-4.46%	0
2017	21.758598	22.881344	5.16%	0
2016	19.349793	21.758598	12.45%	0
2015	20.170394	19.349793	-4.07%	0
2014	19.968287	20.170394	1.01%	0
2013	18.933351	19.968287	5.47%	0
2012	16.779774	18.933351	12.83%	0
2011	16.408272	16.779774	2.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.836902	16.548228	4.49%	0
2019	15.129399	15.836902	4.68%	0
2018	15.368456	15.129399	-1.56%	0
2017	15.283294	15.368456	0.56%	0
2016	15.401169	15.283294	-0.77%	0
2015	15.652731	15.401169	-1.61%	0
2014	15.196750	15.652731	3.00%	0
2013	16.080324	15.196750	-5.49%	0
2012	15.841556	16.080324	1.51%	0
2011	14.994272	15.841556	5.65%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.332385	10.202175	-1.26%	0
2019	10.306130	10.332385	0.25%	0
2018	10.320424	10.306130	-0.14%	0
2017	10.433189	10.320424	-1.08%	0
2016	10.590820	10.433189	-1.49%	0
2015	10.752100	10.590820	-1.50%	0
2014	10.915836	10.752100	-1.50%	0
2013	11.082065	10.915836	-1.50%	0
2012	11.251291	11.082065	-1.50%	0
2011	11.422145	11.251291	-1.50%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.714380	16.708965	6.33%	0
2019	13.392822	15.714380	17.33%	0
2018	15.909986	13.392822	-15.82%	0
2017	12.672517	15.909986	25.55%	0
2016	12.754142	12.672517	-0.64%	0
2015	13.356723	12.754142	-4.51%	0
2014	13.621215	13.356723	-1.94%	0
2013	11.735773	13.621215	16.07%	0
2012	10.306277	11.735773	13.87%	0
2011	11.595202	10.306277	-11.12%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.513792	12.149380	5.52%	0
2019	9.644328	11.513792	19.38%	0
2018	11.402898	9.644328	-15.42%	0
2017	9.301272	11.402898	22.60%	0
2016	9.393399	9.301272	-0.98%	0
2015	9.670779	9.393399	-2.87%	0
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.318132	28.134585	11.12%	0
2019	20.773644	25.318132	21.88%	0
2018	23.140880	20.773644	-10.23%	0
2017	19.836481	23.140880	16.66%	0
2016	18.396014	19.836481	7.83%	0
2015	18.864452	18.396014	-2.48%	0
2014	18.242287	18.864452	3.41%	0
2013	14.554321	18.242287	25.34%	0
2012	12.748966	14.554321	14.16%	0
2011	13.472382	12.748966	-5.37%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.432653	19.863986	7.77%	0
2019	16.224333	18.432653	13.61%	0
2018	17.312336	16.224333	-6.28%	0
2017	15.814908	17.312336	9.47%	0
2016	15.103185	15.814908	4.71%	0
2015	15.359866	15.103185	-1.67%	0
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.454646	24.687698	9.94%	0
2019	19.006574	22.454646	18.14%	0
2018	20.632705	19.006574	-7.88%	0
2017	18.244283	20.632705	13.09%	0
2016	17.190894	18.244283	6.13%	0
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.214546	15.992695	5.11%	0
2019	14.101908	15.214546	7.89%	0
2018	14.580797	14.101908	-3.28%	0
2017	14.006297	14.580797	4.10%	0
2016	13.637541	14.006297	2.70%	0
2015	13.808656	13.637541	-1.24%	0
2014	13.493980	13.808656	2.33%	0
2013	13.068055	13.493980	3.26%	0
2012	12.614655	13.068055	3.59%	0
2011	12.441672	12.614655	1.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.390606	12.761312	2.99%	0
2019	11.132278	12.390606	11.30%	0
2018	11.976497	11.132278	-7.05%	0
2017	10.662339	11.976497	12.33%	0
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.974256	13.588342	4.73%	0
2019	11.429080	12.974256	13.52%	0
2018	12.351930	11.429080	-7.47%	0
2017	10.720903	12.351930	15.21%	0
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.980552	22.803656	8.69%	0
2019	18.089957	20.980552	15.98%	0
2018	19.473057	18.089957	-7.10%	0
2017	17.505811	19.473057	11.24%	0
2016	16.586868	17.505811	5.54%	0
2015	16.896017	16.586868	-1.83%	0
2014	16.308356	16.896017	3.60%	0
2013	14.196190	16.308356	14.88%	0
2012	13.006607	14.196190	9.15%	0
2011	13.209596	13.006607	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.817443	26.352531	10.64%	0
2019	19.847730	23.817443	20.00%	0
2018	21.839124	19.847730	-9.12%	0
2017	19.001536	21.839124	14.93%	0
2016	17.781932	19.001536	6.86%	0
2015	18.185452	17.781932	-2.22%	0
2014	17.590425	18.185452	3.38%	0
2013	14.592735	17.590425	20.54%	0
2012	13.023413	14.592735	12.05%	0
2011	13.508611	13.023413	-3.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.257741	19.521966	6.92%	0
2019	16.333496	18.257741	11.78%	0
2018	17.226486	16.333496	-5.18%	0
2017	16.013086	17.226486	7.58%	0
2016	15.379209	16.013086	4.12%	0
2015	15.618186	15.379209	-1.53%	0
2014	15.138547	15.618186	3.17%	0
2013	13.909287	15.138547	8.84%	0
2012	13.070731	13.909287	6.42%	0
2011	13.001188	13.070731	0.53%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.459411	11.036540	5.52%	0
2019*	10.000000	10.459411	4.59%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.759840	12.268786	14.02%	0
2019*	10.000000	10.759840	7.60%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.411088	29.999286	28.14%	0
2019	18.208539	23.411088	28.57%	0
2018	19.074324	18.208539	-4.54%	0
2017	14.871939	19.074324	28.26%	0
2016	14.774261	14.871939	0.66%	0
2015	14.501227	14.774261	1.88%	0
2014	13.330862	14.501227	8.78%	0
2013	10.044301	13.330862	32.72%	0
2012	8.764236	10.044301	14.61%	0
2011	9.163741	8.764236	-4.36%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.011582	13.725311	5.49%	0
2019	11.103404	13.011582	17.19%	0
2018	11.844396	11.103404	-6.26%	0
2017	10.228794	11.844396	15.79%	0
2016	9.566444	10.228794	6.92%	0
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.972162	15.777146	5.38%	0
2019	12.460897	14.972162	20.15%	0
2018	12.986108	12.460897	-4.04%	0
2017	10.832909	12.986108	19.88%	0
2016	9.993562	10.832909	8.40%	0
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.318815	46.047974	17.11%	75
2019	29.006448	39.318815	35.55%	75
2018	29.830359	29.006448	-2.76%	75
2017	23.786502	29.830359	25.41%	75
2016	23.301349	23.786502	2.08%	75
2015	22.509777	23.301349	3.52%	75
2014	21.004229	22.509777	7.17%	76
2013	15.598716	21.004229	34.65%	76
2012	13.343510	15.598716	16.90%	76
2011	13.855790	13.343510	-3.70%	76

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.125090	30.116131	-0.03%	0
2019	24.090541	30.125090	25.05%	0
2018	26.981930	24.090541	-10.72%	0
2017	25.204998	26.981930	7.05%	0
2016	21.245472	25.204998	18.64%	0
2015	22.532409	21.245472	-5.71%	0
2014	20.222598	22.532409	11.42%	0
2013	15.565286	20.222598	29.92%	0
2012	13.782052	15.565286	12.94%	0
2011	13.901600	13.782052	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.801089	18.01%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.796502	17.97%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	59.194070	65.952994	11.42%	0
2019	47.827112	59.194070	23.77%	0
2018	54.798001	47.827112	-12.72%	0
2017	48.048416	54.798001	14.05%	0
2016	40.550597	48.048416	18.49%	0
2015	42.238554	40.550597	-4.00%	0
2014	39.189935	42.238554	7.78%	0
2013	29.903839	39.189935	31.05%	0
2012	25.844457	29.903839	15.71%	0
2011	26.922228	25.844457	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.309207	21.723007	-2.63%	0
2019	18.287956	22.309207	21.99%	0
2018	21.380800	18.287956	-14.47%	0
2017	19.066812	21.380800	12.14%	0
2016	16.460353	19.066812	15.83%	0
2015	17.207586	16.460353	-4.34%	0
2014	14.928741	17.207586	15.26%	0
2013	11.170595	14.928741	33.64%	0
2012	9.747754	11.170595	14.60%	0
2011	10.131081	9.747754	-3.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	34.023633	47.216567	38.78%	0
2019	25.452119	34.023633	33.68%	0
2018	28.070812	25.452119	-9.33%	0
2017	22.811219	28.070812	23.06%	0
2016	21.381899	22.811219	6.68%	0
2015	21.544632	21.381899	-0.76%	0
2014	21.274592	21.544632	1.27%	0
2013	14.968726	21.274592	42.13%	0
2012	13.396958	14.968726	11.73%	0
2011	13.689306	13.396958	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	61.625482	63.828642	3.58%	0
2019	52.574405	61.625482	17.22%	0
2018	64.276889	52.574405	-18.21%	0
2017	59.830340	64.276889	7.43%	0
2016	48.231221	59.830340	24.05%	0
2015	52.103740	48.231221	-7.43%	0
2014	49.426430	52.103740	5.42%	0
2013	35.739678	49.426430	38.30%	0
2012	30.125817	35.739678	18.63%	0
2011	32.217265	30.125817	-6.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	55.990962	67.664663	20.85%	0
2019	45.240265	55.990962	23.76%	0
2018	52.575821	45.240265	-13.95%	0
2017	47.030831	52.575821	11.79%	0
2016	38.870081	47.030831	20.99%	0
2015	40.118071	38.870081	-3.11%	0
2014	40.399731	40.118071	-0.70%	0
2013	29.107609	40.399731	38.79%	0
2012	25.585480	29.107609	13.77%	0
2011	27.503258	25.585480	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.831841	23.299733	11.85%	0
2019	16.513444	20.831841	26.15%	0
2018	17.605372	16.513444	-6.20%	0
2017	14.314793	17.605372	22.99%	0
2016	12.792166	14.314793	11.90%	0
2015	13.128724	12.792166	-2.56%	0
2014	12.503488	13.128724	5.00%	0
2013	8.826188	12.503488	41.66%	0
2012	7.662684	8.826188	15.18%	0
2011	8.801821	7.662684	-12.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.950869	17.817086	11.70%	0
2019	12.642836	15.950869	26.17%	0
2018	13.513137	12.642836	-6.44%	0
2017	10.995749	13.513137	22.89%	0
2016*	10.000000	10.995749	9.96%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.559346	24.073200	11.66%	0
2019	17.370111	21.559346	24.12%	0
2018	18.720179	17.370111	-7.21%	0
2017	16.021454	18.720179	16.84%	0
2016	14.771119	16.021454	8.46%	0
2015	15.044793	14.771119	-1.82%	0
2014	13.809694	15.044793	8.94%	0
2013	10.103238	13.809694	36.69%	0
2012	9.199592	10.103238	9.82%	0
2011	9.646129	9.199592	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.940566	16.719536	-6.81%	330
2019	13.935282	17.940566	28.74%	331
2018	14.726350	13.935282	-5.37%	331
2017	14.037902	14.726350	4.90%	331
2016	13.275487	14.037902	5.74%	331
2015	14.240589	13.275487	-6.78%	331
2014	11.217255	14.240589	26.95%	331
2013	11.051541	11.217255	1.50%	332
2012	9.690417	11.051541	14.05%	332
2011	9.237175	9.690417	4.91%	332
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.277018	32.77%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.470396	23.762759	16.08%	0
2019	15.883640	20.470396	28.88%	0
2018	16.953077	15.883640	-6.31%	0
2017	14.197199	16.953077	19.41%	0
2016	12.938332	14.197199	9.73%	0
2015	13.012667	12.938332	-0.57%	0
2014	11.683009	13.012667	11.38%	0
2013*	10.000000	11.683009	16.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.504151	10.639600	1.29%	0
2019	10.245358	10.504151	2.53%	0
2018	10.317615	10.245358	-0.70%	0
2017	10.311469	10.317615	0.06%	0
2016	10.213574	10.311469	0.96%	0
2015	10.404610	10.213574	-1.84%	0
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.431872	20.487450	17.53%	0
2019	14.162378	17.431872	23.09%	0
2018	16.219117	14.162378	-12.68%	0
2017	14.420425	16.219117	12.47%	0
2016	12.111608	14.420425	19.06%	0
2015	12.927151	12.111608	-6.31%	0
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.429884	37.133444	58.49%	0
2019	17.330363	23.429884	35.20%	0
2018	18.890001	17.330363	-8.26%	0
2017	15.012612	18.890001	25.83%	0
2016	14.315071	15.012612	4.87%	0
2015	14.560030	14.315071	-1.68%	0
2014	14.208473	14.560030	2.47%	0
2013	10.381617	14.208473	36.86%	0
2012	9.172945	10.381617	13.18%	0
2011	9.723625	9.172945	-5.66%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.480182	19.926922	37.62%	0
2019	11.096425	14.480182	30.49%	0
2018	12.057120	11.096425	-7.97%	0
2017	9.826512	12.057120	22.70%	0
2016	9.577168	9.826512	2.60%	0
2015*	10.000000	9.577168	-4.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.300998	10.497327	1.91%	0
2019	10.086011	10.300998	2.13%	0
2018	10.136965	10.086011	-0.50%	0
2017	10.200002	10.136965	-0.62%	0
2016	10.230172	10.200002	-0.29%	0
2015	10.366908	10.230172	-1.32%	0
2014	10.460984	10.366908	-0.90%	0
2013	10.555181	10.460984	-0.89%	0
2012	10.244547	10.555181	3.03%	0
2011	10.370178	10.244547	-1.21%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.839347	33.963823	17.77%	0
2019	23.258109	28.839347	24.00%	0
2018	25.048588	23.258109	-7.15%	0
2017	21.471783	25.048588	16.66%	0
2016	19.841106	21.471783	8.22%	0
2015	20.237085	19.841106	-1.96%	0
2014	18.612895	20.237085	8.73%	0
2013	13.732385	18.612895	35.54%	0
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.789804	12.531310	6.29%	0
2019	10.711421	11.789804	10.07%	0
2018	11.501952	10.711421	-6.87%	0
2017	10.298780	11.501952	11.68%	0
2016	9.260137	10.298780	11.22%	0
2015	10.352353	9.260137	-10.55%	0
2014	10.462421	10.352353	-1.05%	0
2013	10.610149	10.462421	-1.39%	0
2012*	10.000000	10.610149	6.10%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.894141	12.486608	4.98%	0
2019	10.532067	11.894141	12.93%	0
2018	11.235502	10.532067	-6.26%	0
2017	10.389969	11.235502	8.14%	0
2016	9.316718	10.389969	11.52%	0
2015	9.687730	9.316718	-3.83%	0
2014*	10.000000	9.687730	-3.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.840188	12.906084	9.00%	0
2019	11.242771	11.840188	5.31%	0
2018	11.899658	11.242771	-5.52%	0
2017	10.909289	11.899658	9.08%	0
2016	10.762483	10.909289	1.36%	0
2015	11.770993	10.762483	-8.57%	0
2014	11.914392	11.770993	-1.20%	0
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.368631	11.521683	1.35%	0
2019	11.105989	11.368631	2.36%	0
2018	11.249373	11.105989	-1.27%	0
2017	11.278968	11.249373	-0.26%	0
2016	11.302749	11.278968	-0.21%	0
2015	11.450958	11.302749	-1.29%	0
2014	11.538994	11.450958	-0.76%	0
2013	11.741977	11.538994	-1.73%	0
2012	11.273050	11.741977	4.16%	0
2011	11.330057	11.273050	-0.50%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.992497	15.397381	10.04%	0
2019	13.100531	13.992497	6.81%	0
2018	13.602150	13.100531	-3.69%	0
2017	13.320913	13.602150	2.11%	0
2016	12.856373	13.320913	3.61%	0
2015	13.414984	12.856373	-4.16%	0
2014	13.210883	13.414984	1.54%	0
2013	14.773825	13.210883	-10.58%	0
2012	13.791965	14.773825	7.12%	0
2011	12.538344	13.791965	10.00%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.286431	10.349005	0.61%	0
2019	10.168895	10.286431	1.16%	0
2018	10.179339	10.168895	-0.10%	0
2017	10.101079	10.179339	0.77%	0
2016*	10.000000	10.101079	1.01%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.191462	17.326339	7.01%	0
2019	15.170536	16.191462	6.73%	0
2018	15.485792	15.170536	-2.04%	0
2017	14.983548	15.485792	3.35%	0
2016	14.813256	14.983548	1.15%	0
2015	14.973628	14.813256	-1.07%	0
2014	14.578991	14.973628	2.71%	0
2013	15.096227	14.578991	-3.43%	0
2012	13.984209	15.096227	7.95%	0
2011	13.702636	13.984209	2.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.476740	12.268996	6.90%	0
2019	10.763793	11.476740	6.62%	0
2018	10.998452	10.763793	-2.13%	0
2017	10.652346	10.998452	3.25%	0
2016	10.541767	10.652346	1.05%	0
2015	10.666500	10.541767	-1.17%	0
2014	10.395694	10.666500	2.60%	0
2013	10.775226	10.395694	-3.52%	0
2012	9.990587	10.775226	7.85%	0
2011*	10.000000	9.990587	-0.09%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.026073	13.278446	10.41%	0
2019	9.755416	12.026073	23.28%	0
2018	12.245426	9.755416	-20.33%	0
2017	9.820894	12.245426	24.69%	0
2016*	10.000000	9.820894	-1.79%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.485669	34.86%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.885130	28.85%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.468512	17.642477	21.94%	0
2019	12.286680	14.468512	17.76%	0
2018	13.715498	12.286680	-10.42%	0
2017	13.237419	13.715498	3.61%	0
2016	11.225638	13.237419	17.92%	0
2015	13.018492	11.225638	-13.77%	0
2014	13.707286	13.018492	-5.03%	0
2013	11.502089	13.707286	19.17%	0
2012	10.852364	11.502089	5.99%	0
2011	12.534159	10.852364	-13.42%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.537075	55.435819	27.33%	0
2019	34.362182	43.537075	26.70%	0
2018	34.591908	34.362182	-0.66%	0
2017	27.584634	34.591908	25.40%	0
2016	31.364509	27.584634	-12.05%	0
2015	28.311582	31.364509	10.78%	0
2014	21.903420	28.311582	29.26%	0
2013	14.774016	21.903420	48.26%	0
2012	11.450026	14.774016	29.03%	0
2011	10.530386	11.450026	8.73%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	66.759921	77.101369	15.49%	0
2019	51.897841	66.759921	28.64%	0
2018	68.867529	51.897841	-24.64%	0
2017	46.289126	68.867529	48.78%	0
2016	46.943906	46.289126	-1.39%	0
2015	55.412702	46.943906	-15.28%	0
2014	56.491064	55.412702	-1.91%	0
2013	51.197222	56.491064	10.34%	0
2012	40.042554	51.197222	27.86%	0
2011	54.740934	40.042554	-26.85%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.739398	6.717698	17.05%	0
2019	5.223679	5.739398	9.87%	0
2018	7.409768	5.223679	-29.50%	0
2017	7.673558	7.409768	-3.44%	0
2016	5.431921	7.673558	41.27%	0
2015	8.308666	5.431921	-34.62%	0
2014	10.458766	8.308666	-20.56%	0
2013	9.626904	10.458766	8.64%	0
2012*	10.000000	9.626904	-3.73%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	26.694480	31.319410	17.33%	0
2019	24.225668	26.694480	10.19%	0
2018	34.294533	24.225668	-29.36%	0
2017	35.416707	34.294533	-3.17%	0
2016	25.018762	35.416707	41.56%	0
2015	38.165631	25.018762	-34.45%	0
2014	47.897657	38.165631	-20.32%	0
2013	43.992884	47.897657	8.88%	0
2012	43.201636	43.992884	1.83%	0
2011	52.494310	43.201636	-17.70%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.779884	10.453639	-3.03%	0
2019*	10.000000	10.779884	7.80%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.990290	55.936003	55.42%	0
2019	29.270680	35.990290	22.96%	0
2018	29.334995	29.270680	-0.22%	0
2017	23.661844	29.334995	23.98%	0
2016	22.294117	23.661844	6.13%	0
2015	23.305437	22.294117	-4.34%	0
2014	24.113171	23.305437	-3.35%	0
2013	16.295076	24.113171	47.98%	0
2012	15.336646	16.295076	6.25%	0
2011	16.319922	15.336646	-6.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.199877	13.626926	3.24%	0
2019	11.634504	13.199877	13.45%	0
2018	12.755951	11.634504	-8.79%	0
2017	11.332970	12.755951	12.56%	0
2016	11.136056	11.332970	1.77%	0
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.791147	8.846234	0.63%	0
2019	7.645843	8.791147	14.98%	0
2018*	10.000000	7.645843	-23.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	33.357573	33.843229	1.46%	0
2019	28.258626	33.357573	18.04%	0
2018	33.889737	28.258626	-16.62%	0
2017	30.502215	33.889737	11.11%	0
2016	24.826064	30.502215	22.86%	0
2015	26.739524	24.826064	-7.16%	0
2014	24.930243	26.739524	7.26%	0
2013	18.398317	24.930243	35.50%	0
2012	15.775111	18.398317	16.63%	0
2011	17.534886	15.775111	-10.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.743159	14.822910	7.86%	0
2019	12.818372	13.743159	7.21%	0
2018	13.398989	12.818372	-4.33%	0
2017	13.127361	13.398989	2.07%	0
2016	12.773056	13.127361	2.77%	59
2015	13.302495	12.773056	-3.98%	59
2014	13.080316	13.302495	1.70%	59
2013	14.517248	13.080316	-9.90%	59
2012	13.732125	14.517248	5.72%	59
2011	12.481724	13.732125	10.02%	59
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	29.829894	32.835484	10.08%	0
2019	24.445048	29.829894	22.03%	0
2018	26.663239	24.445048	-8.32%	0
2017	22.477025	26.663239	18.62%	0
2016	20.117327	22.477025	11.73%	0
2015	21.651009	20.117327	-7.08%	0
2014	19.547713	21.651009	10.76%	0
2013	14.618692	19.547713	33.72%	0
2012	12.941263	14.618692	12.96%	0
2011	12.747859	12.941263	1.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	22.396092	27.755262	23.93%	0
2019	17.714165	22.396092	26.43%	0
2018	21.225483	17.714165	-16.54%	0
2017	16.431000	21.225483	29.18%	0
2016	17.660025	16.431000	-6.96%	0
2015	17.803094	17.660025	-0.80%	0
2014	19.137281	17.803094	-6.97%	0
2013	15.879688	19.137281	20.51%	0
2012	13.312988	15.879688	19.28%	0
2011	15.373629	13.312988	-13.40%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.492876	27.394343	-0.36%	0
2019	21.622615	27.492876	27.15%	0
2018	25.199630	21.622615	-14.19%	0
2017	22.915417	25.199630	9.97%	0
2016	18.945209	22.915417	20.96%	0
2015	19.523214	18.945209	-2.96%	0
2014	17.033183	19.523214	14.62%	0
2013	13.296843	17.033183	28.10%	0
2012	11.610846	13.296843	14.52%	0
2011	11.875646	11.610846	-2.23%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	40.748675	40.509000	-0.59%	0
2019	32.581879	40.748675	25.07%	0
2018	36.431542	32.581879	-10.57%	0
2017	34.026941	36.431542	7.07%	0
2016	28.686171	34.026941	18.62%	0
2015	30.315369	28.686171	-5.37%	0
2014	27.230806	30.315369	11.33%	0
2013	20.997530	27.230806	29.69%	0
2012	18.615545	20.997530	12.80%	0
2011	18.718136	18.615545	-0.55%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	21.376964	27.867966	178.68%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.652128	12.275938	5.35%	0
2019	10.304133	11.652128	13.08%	0
2018	10.778600	10.304133	-4.40%	0
2017	10.224115	10.778600	5.42%	0
2016	9.204695	10.224115	11.08%	0
2015*	10.000000	9.204695	-7.95%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.526281	11.248463	6.86%	0
2019	9.795954	10.526281	7.46%	0
2018	10.023341	9.795954	-2.27%	0
2017	9.864440	10.023341	1.61%	0
2016	9.778841	9.864440	0.88%	0
2015*	10.000000	9.778841	-2.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.614644	14.901812	1.96%	0
2019	11.646483	14.614644	25.49%	0
2018	12.778583	11.646483	-8.86%	0
2017	11.141837	12.778583	14.69%	0
2016	9.750852	11.141837	14.27%	0
2015*	10.000000	9.750852	-2.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.782839	21.132796	18.84%	0
2019	15.339257	17.782839	15.93%	0
2018	16.859917	15.339257	-9.02%	0
2017	15.060111	16.859917	11.95%	0
2016	14.735844	15.060111	2.20%	0
2015	15.119219	14.735844	-2.54%	0
2014	15.066151	15.119219	0.35%	0
2013	13.375164	15.066151	12.64%	0
2012	12.354851	13.375164	8.26%	0
2011	13.023023	12.354851	-5.13%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.126548	13.936990	6.17%	0
2019	11.124437	13.126548	18.00%	0
2018	13.402971	11.124437	-17.00%	0
2017	11.833554	13.402971	13.26%	0
2016	10.433286	11.833554	13.42%	0
2015	10.871107	10.433286	-4.03%	0
2014*	10.000000	10.871107	8.71%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.250886	37.306934	8.92%	0
2019	28.466827	34.250886	20.32%	0
2018	31.769055	28.466827	-10.39%	0
2017	28.707158	31.769055	10.67%	0
2016	23.191359	28.707158	23.78%	0
2015	24.118350	23.191359	-3.84%	0
2014	23.304532	24.118350	3.49%	0
2013	16.822141	23.304532	38.53%	0
2012	14.763549	16.822141	13.94%	0
2011	14.911599	14.763549	-0.99%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	33.438711	38.848811	16.18%	0
2019	25.891205	33.438711	29.15%	0
2018	27.579575	25.891205	-6.12%	0
2017	23.048031	27.579575	19.66%	0
2016	20.956496	23.048031	9.98%	0
2015	21.053358	20.956496	-0.46%	0
2014	18.853784	21.053358	11.67%	0
2013	14.504898	18.853784	29.98%	0
2012	12.730304	14.504898	13.94%	0
2011	12.692005	12.730304	0.30%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.238121	32.068301	22.22%	0
2019	19.835829	26.238121	32.28%	0
2018	21.077743	19.835829	-5.89%	0
2017	18.562310	21.077743	13.55%	0
2016	17.081774	18.562310	8.67%	0
2015	17.923319	17.081774	-4.70%	0
2014	16.046763	17.923319	11.69%	0
2013	12.132491	16.046763	32.26%	0
2012	11.006002	12.132491	10.24%	0
2011	11.079069	11.006002	-0.66%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	32.947439	40.120940	21.77%	0
2019	24.589854	32.947439	33.99%	0
2018	26.816776	24.589854	-8.30%	0
2017	21.390966	26.816776	25.36%	0
2016	20.135317	21.390966	6.24%	0
2015	20.969981	20.135317	-3.98%	0
2014	19.705623	20.969981	6.42%	0
2013	16.527811	19.705623	19.23%	0
2012	15.202910	16.527811	8.71%	0
2011	14.165149	15.202910	7.33%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.047441	11.562135	4.66%	0
2019	9.630215	11.047441	14.72%	0
2018	10.190161	9.630215	-5.49%	0
2017*	10.000000	10.190161	1.90%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.073984	16.443423	-3.69%	0
2019	13.578809	17.073984	25.74%	0
2018	16.607913	13.578809	-18.24%	0
2017	15.093906	16.607913	10.03%	0
2016	11.695287	15.093906	29.06%	0
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	0
2013*	10.000000	12.213897	22.14%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.924628	10.970313	0.42%	0
2019	10.363048	10.924628	5.42%	0
2018	10.536160	10.363048	-1.64%	0
2017	10.345445	10.536160	1.84%	0
2016	9.645046	10.345445	7.26%	0
2015	9.895079	9.645046	-2.53%	0
2014*	10.000000	9.895079	-1.05%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.778741	19.988740	6.44%	0
2019	17.428502	18.778741	7.75%	0
2018	17.810018	17.428502	-2.14%	0
2017	17.387949	17.810018	2.43%	0
2016	17.010429	17.387949	2.22%	0
2015	17.320426	17.010429	-1.79%	0
2014	16.950169	17.320426	2.18%	0
2013	17.040665	16.950169	-0.53%	0
2012	15.775874	17.040665	8.02%	0
2011	15.667536	15.775874	0.69%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.469167	13.489496	28.85%	0
2019	8.231051	10.469167	27.19%	0
2018*	10.000000	8.231051	-17.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.963274	18.770006	10.65%	0
2019	14.853839	16.963274	14.20%	0
2018	15.734842	14.853839	-5.60%	0
2017	14.144333	15.734842	11.24%	0
2016	13.646213	14.144333	3.65%	0
2015	13.904418	13.646213	-1.86%	0
2014	13.534652	13.904418	2.73%	0
2013	12.123993	13.534652	11.64%	0
2012	11.026798	12.123993	9.95%	0
2011	11.231942	11.026798	-1.83%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.692981	20.016919	13.13%	0
2019	14.975149	17.692981	18.15%	0
2018	16.179324	14.975149	-7.44%	0
2017	14.109360	16.179324	14.67%	0
2016	13.514267	14.109360	4.40%	0
2015	13.777530	13.514267	-1.91%	0
2014	13.370797	13.777530	3.04%	0
2013	11.712547	13.370797	14.16%	0
2012	10.511160	11.712547	11.43%	0
2011	10.797738	10.511160	-2.65%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.986507	21.824535	14.95%	0
2019	15.505963	18.986507	22.45%	0
2018	17.099729	15.505963	-9.32%	0
2017	14.375494	17.099729	18.95%	0
2016	13.707448	14.375494	4.87%	0
2015	13.970192	13.707448	-1.88%	0
2014	13.532293	13.970192	3.24%	0
2013	11.313272	13.532293	19.61%	0
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.689717	16.459773	20.23%	0
2019	11.203484	13.689717	22.19%	0
2018	11.909798	11.203484	-5.93%	0
2017	10.417793	11.909798	14.32%	0
2016*	10.000000	10.417793	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	47.212077	60.624945	28.41%	0
2019	36.481978	47.212077	29.41%	0
2018	39.630595	36.481978	-7.94%	0
2017	33.058227	39.630595	19.88%	0
2016	31.115421	33.058227	6.24%	0
2015	31.429995	31.115421	-1.00%	0
2014	28.551044	31.429995	10.08%	0
2013	22.113107	28.551044	29.11%	0
2012	19.312504	22.113107	14.50%	0
2011	20.147227	19.312504	-4.14%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	35.954177	46.099099	28.22%	0
2019	27.819594	35.954177	29.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.152396	5.386806	-33.92%	0
2019	7.539993	8.152396	8.12%	0
2018	10.181045	7.539993	-25.94%	0
2017	10.636059	10.181045	-4.28%	0
2016	8.091795	10.636059	31.44%	0
2015	10.371444	8.091795	-21.98%	0
2014	12.076585	10.371444	-14.12%	0
2013	9.880869	12.076585	22.22%	0
2012	9.583106	9.880869	3.11%	0
2011	10.267563	9.583106	-6.67%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	30.175664	31.652500	4.89%	0
2019	24.072842	30.175664	25.35%	0
2018	26.696668	24.072842	-9.83%	0
2017	24.037816	26.696668	11.06%	0
2016	20.707893	24.037816	16.08%	578
2015	21.930605	20.707893	-5.58%	578
2014	20.503045	21.930605	6.96%	578
2013	16.268555	20.503045	26.03%	578
2012	14.101524	16.268555	15.37%	578
2011	14.201119	14.101524	-0.70%	578
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.731978	15.605029	5.93%	0
2019	11.539053	14.731978	27.67%	0
2018	12.908378	11.539053	-10.61%	0
2017	11.243311	12.908378	14.81%	0
2016*	10.000000	11.243311	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	34.283822	56.872270	65.89%	0
2019	24.750523	34.283822	38.52%	0
2018	22.379468	24.750523	10.59%	0
2017	16.912617	22.379468	32.32%	0
2016	17.135839	16.912617	-1.30%	0
2015	16.501135	17.135839	3.85%	0
2014	14.951341	16.501135	10.37%	0
2013	11.022543	14.951341	35.64%	0
2012	9.372334	11.022543	17.61%	0
2011	9.316445	9.372334	0.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	36.280719	51.345588	41.52%	0
2019	27.463519	36.280719	32.11%	0
2018	27.975426	27.463519	-1.83%	0
2017	21.047303	27.975426	32.92%	0
2016	21.226285	21.047303	-0.84%	0
2015	20.140058	21.226285	5.39%	0
2014	18.398648	20.140058	9.46%	0
2013	13.720761	18.398648	34.09%	0
2012	12.167452	13.720761	12.77%	0
2011	12.341186	12.167452	-1.41%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.127149	19.329463	1.06%	0
2019	16.905882	19.127149	13.14%	0
2018	17.814962	16.905882	-5.10%	0
2017	16.899667	17.814962	5.42%	0
2016	15.007976	16.899667	12.60%	0
2015	15.839173	15.007976	-5.25%	0
2014	15.917511	15.839173	-0.49%	0
2013	15.271100	15.917511	4.23%	0
2012	13.583756	15.271100	12.42%	0
2011	13.275911	13.583756	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.213102	16.363510	7.56%	0
2019	14.101526	15.213102	7.88%	0
2018	14.415906	14.101526	-2.18%	0
2017	14.057688	14.415906	2.55%	0
2016	13.646815	14.057688	3.01%	0
2015	13.960203	13.646815	-2.24%	0
2014	13.408465	13.960203	4.11%	0
2013	13.881887	13.408465	-3.41%	0
2012	13.331876	13.881887	4.13%	0
2011	12.630703	13.331876	5.55%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.004873	24.409665	16.21%	0
2019	17.297021	21.004873	21.44%	0
2018	20.584455	17.297021	-15.97%	0
2017	17.321375	20.584455	18.84%	0
2016	15.692544	17.321375	10.38%	0
2015	16.182331	15.692544	-3.03%	0
2014	15.478060	16.182331	4.55%	0
2013	11.554708	15.478060	33.95%	0
2012	10.228324	11.554708	12.97%	0
2011	11.636116	10.228324	-12.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.517590	25.603430	13.70%	0
2019	17.914453	22.517590	25.70%	0
2018	21.380673	17.914453	-16.21%	0
2017	16.691507	21.380673	28.09%	0
2016	17.868744	16.691507	-6.59%	0
2015	17.537943	17.868744	1.89%	0
2014	19.397083	17.537943	-9.58%	0
2013	15.111822	19.397083	28.36%	0
2012	12.734439	15.111822	18.67%	0
2011	15.626882	12.734439	-18.51%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.350466	10.415657	-8.24%	0
2019	9.377166	11.350466	21.04%	0
2018	10.182967	9.377166	-7.91%	0
2017*	10.000000	10.182967	1.83%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.384843	30.230416	6.50%	0
2019	21.469478	28.384843	32.21%	0
2018	26.381734	21.469478	-18.62%	0
2017	22.477757	26.381734	17.37%	0
2016	20.854005	22.477757	7.79%	75
2015	21.849833	20.854005	-4.56%	75
2014	20.801711	21.849833	5.04%	75
2013	16.197658	20.801711	28.42%	75
2012	12.944989	16.197658	25.13%	75
2011	14.424782	12.944989	-10.26%	75
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.822297	16.306210	10.01%	0
2019	12.561105	14.822297	18.00%	0
2018	14.122672	12.561105	-11.06%	0
2017	12.809929	14.122672	10.25%	0
2016	11.495830	12.809929	11.43%	0
2015	12.450425	11.495830	-7.67%	0
2014	12.296248	12.450425	1.25%	0
2013	10.091057	12.296248	21.85%	0
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.929814	17.774350	-0.87%	0
2019	15.692106	17.929814	14.26%	0
2018	16.657502	15.692106	-5.80%	0
2017	15.426755	16.657502	7.98%	0
2016	13.741864	15.426755	12.26%	0
2015	15.017640	13.741864	-8.50%	0
2014	14.581037	15.017640	2.99%	0
2013	12.998413	14.581037	12.18%	0
2012	11.720588	12.998413	10.90%	0
2011	11.627489	11.720588	0.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.545803	21.276925	3.56%	0
2019	16.517268	20.545803	24.39%	0
2018	19.258741	16.517268	-14.23%	0
2017	17.678048	19.258741	8.94%	0
2016	13.792042	17.678048	28.18%	0
2015	15.126629	13.792042	-8.82%	0
2014	15.277579	15.126629	-0.99%	0
2013	11.390327	15.277579	34.13%	0
2012	9.773009	11.390327	16.55%	0
2011	10.314430	9.773009	-5.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.205552	14.081244	15.37%	0
2019	9.785330	12.205552	24.73%	0
2018	11.804949	9.785330	-17.11%	0
2017	8.539463	11.804949	38.24%	0
2016	7.385369	8.539463	15.63%	0
2015	9.330878	7.385369	-20.85%	0
2014*	10.000000	9.330878	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.312720	16.888238	-2.45%	0
2019	15.584637	17.312720	11.09%	0
2018	18.684390	15.584637	-16.59%	0
2017	16.217439	18.684390	15.21%	0
2016	15.324299	16.217439	5.83%	0
2015	16.613663	15.324299	-7.76%	0
2014	18.936930	16.613663	-12.27%	0
2013	15.603462	18.936930	21.36%	0
2012	13.364388	15.603462	16.75%	0
2011	15.157673	13.364388	-11.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.895698	8.656391	-2.69%	0
2019	8.029706	8.895698	10.78%	0
2018	9.646493	8.029706	-16.76%	0
2017	8.396313	9.646493	14.89%	0
2016	7.957191	8.396313	5.52%	0
2015	8.643706	7.957191	-7.94%	0
2014*	10.000000	8.643706	-13.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.637675	8.987175	-6.75%	0
2019	9.596244	9.637675	0.43%	0
2018	9.562868	9.596244	0.35%	0
2017	9.529495	9.562868	0.35%	0
2016	9.402808	9.529495	1.35%	0
2015	9.980506	9.402808	-5.79%	0
2014*	10.000000	9.980506	-0.19%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.854320	13.175648	2.50%	0
2019	11.664364	12.854320	10.20%	0
2018	12.386080	11.664364	-5.83%	0
2017	11.122226	12.386080	11.36%	0
2016	10.827226	11.122226	2.72%	0
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.059830	10.569394	5.07%	0
2019	9.389854	10.059830	7.14%	0
2018*	10.000000	9.389854	-6.10%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.874056	10.439218	5.72%	0
2019	9.550717	9.874056	3.39%	0
2018	10.220581	9.550717	-6.55%	0
2017	10.013106	10.220581	2.07%	0
2016	10.219744	10.013106	-2.02%	0
2015	10.192204	10.219744	0.27%	0
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.204043	15.963738	5.00%	0
2019	12.720974	15.204043	19.52%	0
2018	14.071954	12.720974	-9.60%	0
2017	12.422328	14.071954	13.28%	0
2016	11.431261	12.422328	8.67%	0
2015	11.689112	11.431261	-2.21%	0
2014	11.307305	11.689112	3.38%	0
2013	9.628417	11.307305	17.44%	0
2012	8.390077	9.628417	14.76%	0
2011	10.121820	8.390077	-17.11%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.059026	28.689621	30.06%	0
2019	16.884542	22.059026	30.65%	0
2018	18.463241	16.884542	-8.55%	0
2017	15.042250	18.463241	22.74%	0
2016	14.061669	15.042250	6.97%	0
2015	14.294411	14.061669	-1.63%	0
2014	12.843450	14.294411	11.30%	0
2013	9.995065	12.843450	28.50%	0
2012	8.768178	9.995065	13.99%	0
2011	9.308706	8.768178	-5.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.752501	20.785657	10.84%	0
2019	15.858621	18.752501	18.25%	0
2018	17.088532	15.858621	-7.20%	0
2017	15.173688	17.088532	12.62%	0
2016	14.268334	15.173688	6.35%	0
2015	14.477463	14.268334	-1.44%	0
2014	13.780641	14.477463	5.06%	0
2013	12.243095	13.780641	12.56%	0
2012	10.977696	12.243095	11.53%	0
2011	11.077727	10.977696	-0.90%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.442370	21.505988	0.30%	0
2019	17.601478	21.442370	21.82%	0
2018	20.005804	17.601478	-12.02%	0
2017	17.704060	20.005804	13.00%	0
2016	14.653488	17.704060	20.82%	0
2015	15.618383	14.653488	-6.18%	0
2014	14.742211	15.618383	5.94%	0
2013	11.240856	14.742211	31.15%	0
2012	9.885616	11.240856	13.71%	0
2011	10.497200	9.885616	-5.83%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.951864	20.554283	3.02%	0
2019	18.141580	19.951864	9.98%	0
2018	19.221049	18.141580	-5.62%	0
2017	18.377247	19.221049	4.59%	0
2016	15.883242	18.377247	15.70%	0
2015	16.797224	15.883242	-5.44%	0
2014	16.643323	16.797224	0.92%	0
2013	15.743121	16.643323	5.72%	0
2012	13.921741	15.743121	13.08%	0
2011	14.145635	13.921741	-1.58%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.880476	22.307208	-2.51%	0
2019	18.959939	22.880476	20.68%	0
2018	22.053241	18.959939	-14.03%	0
2017	21.600630	22.053241	2.10%	0
2016	17.329115	21.600630	24.65%	0
2015	18.849488	17.329115	-8.07%	0
2014	19.414471	18.849488	-2.91%	0
2013	14.415838	19.414471	34.67%	0
2012	12.253006	14.415838	17.65%	0
2011	13.046782	12.253006	-6.08%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.380604	24.008285	2.68%	0
2019	18.743912	23.380604	24.74%	0
2018	21.879555	18.743912	-14.33%	0
2017	19.543845	21.879555	11.95%	0
2016	15.660738	19.543845	24.80%	0
2015	17.066834	15.660738	-8.24%	0
2014	17.178682	17.066834	-0.65%	0
2013	13.087737	17.178682	31.26%	0
2012	11.351070	13.087737	15.30%	0
2011	12.463535	11.351070	-8.93%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.488846	27.888444	29.78%	0
2019	17.367129	21.488846	23.73%	0
2018	19.669074	17.367129	-11.70%	0
2017	16.324317	19.669074	20.49%	0
2016	14.614233	16.324317	11.70%	0
2015	15.038996	14.614233	-2.82%	0
2014	14.040068	15.038996	7.11%	0
2013	10.090036	14.040068	39.15%	0
2012	9.187638	10.090036	9.82%	0
2011	9.518484	9.187638	-3.48%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.421570	33.149170	35.74%	0
2019	18.522773	24.421570	31.85%	0
2018	19.525696	18.522773	-5.14%	0
2017	15.242972	19.525696	28.10%	0
2016	14.240397	15.242972	7.04%	0
2015	13.711762	14.240397	3.86%	0
2014	12.086056	13.711762	13.45%	0
2013	9.570360	12.086056	26.29%	0
2012	8.780582	9.570360	8.99%	0
2011	9.321384	8.780582	-5.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	28.020404	39.171770	39.80%	0
2019	20.862152	28.020404	34.31%	0
2018	22.050332	20.862152	-5.39%	0
2017	17.631187	22.050332	25.06%	0
2016	17.553954	17.631187	0.44%	0
2015	17.021772	17.553954	3.13%	0
2014	15.984086	17.021772	6.49%	0
2013	11.613834	15.984086	37.63%	0
2012	10.403343	11.613834	11.64%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	37.473667	50.391564	34.47%	0
2019	27.947651	37.473667	34.09%	0
2018	30.115580	27.947651	-7.20%	0
2017	24.116864	30.115580	24.87%	0
2016	25.047165	24.116864	-3.71%	0
2015	24.570856	25.047165	1.94%	0
2014	21.625475	24.570856	13.62%	0
2013	16.930693	21.625475	27.73%	0
2012	15.070114	16.930693	12.35%	0
2011	15.484832	15.070114	-2.68%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	38.074328	52.736318	38.51%	0
2019	27.750304	38.074328	37.20%	0
2018	30.015541	27.750304	-7.55%	0
2017	23.671258	30.015541	26.80%	0
2016	23.494484	23.671258	0.75%	67
2015	22.385566	23.494484	4.95%	67
2014	21.494735	22.385566	4.14%	67
2013	16.055511	21.494735	33.88%	67
2012	14.005396	16.055511	14.64%	67
2011	14.071260	14.005396	-0.47%	67
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.637551	46.38%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.918633	33.825911	25.66%	0
2019	20.747330	26.918633	29.75%	0
2018	24.275482	20.747330	-14.53%	0
2017	18.041478	24.275482	34.55%	0
2016	18.309745	18.041478	-1.47%	796
2015	17.892342	18.309745	2.33%	796
2014	17.766790	17.892342	0.71%	796
2013	14.175490	17.766790	25.33%	0
2012	11.874128	14.175490	19.38%	0
2011	13.151006	11.874128	-9.71%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.537509	13.412355	-13.68%	0
2019	12.831005	15.537509	21.09%	0
2018	13.888547	12.831005	-7.61%	0
2017	12.478274	13.888547	11.30%	0
2016	12.420811	12.478274	0.46%	0
2015	12.805940	12.420811	-3.01%	0
2014	11.348333	12.805940	12.84%	0
2013	11.222521	11.348333	1.12%	0
2012	8.897571	11.222521	26.13%	0
2011	9.666579	8.897571	-7.96%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.954525	11.151479	1.80%	0
2019	10.042072	10.954525	9.09%	0
2018	10.670299	10.042072	-5.89%	0
2017	10.198139	10.670299	4.63%	0
2016	9.723052	10.198139	4.89%	0
2015	10.104569	9.723052	-3.78%	0
2014	9.980348	10.104569	1.24%	0
2013	10.150915	9.980348	-1.68%	0
2012*	10.000000	10.150915	1.51%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	27.924383	31.466781	12.69%	0
2019	21.406091	27.924383	30.45%	0
2018	21.550076	21.406091	-0.67%	0
2017	18.897525	21.550076	14.04%	0
2016	21.678924	18.897525	-12.83%	0
2015	21.345109	21.678924	1.56%	0
2014	18.117538	21.345109	17.81%	0
2013	13.094053	18.117538	38.36%	0
2012	11.001493	13.094053	19.02%	0
2011	10.749755	11.001493	2.34%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	26.636118	29.893262	12.23%	0
2019	21.042902	26.636118	26.58%	0
2018	25.141369	21.042902	-16.30%	0
2017	20.760539	25.141369	21.10%	0
2016	21.182160	20.760539	-1.99%	0
2015	22.031981	21.182160	-3.86%	0
2014	22.304955	22.031981	-1.22%	0
2013	19.036519	22.304955	17.17%	0
2012	16.737212	19.036519	13.74%	0
2011	18.229170	16.737212	-8.18%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	32.543618	36.506242	12.18%	0
2019	25.026971	32.543618	30.03%	0
2018	27.599875	25.026971	-9.32%	0
2017	23.978432	27.599875	15.10%	0
2016	21.820002	23.978432	9.89%	0
2015	21.449622	21.820002	1.73%	0
2014	19.680818	21.449622	8.99%	0
2013	15.170370	19.680818	29.73%	0
2012	13.185198	15.170370	15.06%	0
2011	13.394285	13.185198	-1.56%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.371365	17.558526	7.25%	0
2019	13.299307	16.371365	23.10%	0
2018	15.282648	13.299307	-12.98%	0
2017	13.538714	15.282648	12.88%	0
2016	12.151783	13.538714	11.41%	0
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.208717	26.221821	18.07%	0
2019	17.836796	22.208717	24.51%	0
2018	20.205215	17.836796	-11.72%	0
2017	17.977441	20.205215	12.39%	0
2016	15.467335	17.977441	16.23%	0
2015	16.695792	15.467335	-7.36%	0
2014	15.150638	16.695792	10.20%	0
2013	10.912968	15.150638	38.83%	0
2012	9.395222	10.912968	16.15%	0
2011	9.758750	9.395222	-3.73%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.889665	12.976770	19.17%	0
2019	8.644728	10.889665	25.97%	0
2018	10.915915	8.644728	-20.81%	0
2017	8.768423	10.915915	24.49%	0
2016	9.154683	8.768423	-4.22%	0
2015	9.018701	9.154683	1.51%	0
2014*	10.000000	9.018701	-9.81%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.337886	35.133797	12.11%	0
2019	26.138714	31.337886	19.89%	0
2018	28.079874	26.138714	-6.91%	0
2017	24.114262	28.079874	16.45%	0
2016	25.138489	24.114262	-4.07%	0
2015	27.859664	25.138489	-9.77%	0
2014	29.871123	27.859664	-6.73%	0
2013	24.247409	29.871123	23.19%	0
2012	20.666910	24.247409	17.32%	0
2011	22.621790	20.666910	-8.64%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.845107	30.109761	4.38%	0
2019	26.349940	28.845107	9.47%	0
2018	27.345419	26.349940	-3.64%	0
2017	26.035905	27.345419	5.03%	0
2016	22.760450	26.035905	14.39%	0
2015	24.727334	22.760450	-7.95%	0
2014	24.647173	24.727334	0.33%	0
2013	22.656384	24.647173	8.79%	0
2012	19.397924	22.656384	16.80%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.881684	55.570198	46.69%	0
2019	27.894563	37.881684	35.80%	0
2018	28.352777	27.894563	-1.62%	0
2017	22.694004	28.352777	24.94%	0
2016	21.721890	22.694004	4.48%	0
2015	23.417464	21.721890	-7.24%	0
2014	22.050877	23.417464	6.20%	0
2013	17.237411	22.050877	27.92%	0
2012	15.418643	17.237411	11.80%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.459471	11.352985	8.54%	0
2019	9.722146	10.459471	7.58%	0
2018	10.004767	9.722146	-2.82%	0
2017	9.832188	10.004767	1.76%	0
2016	9.769508	9.832188	0.64%	0
2015*	10.000000	9.769508	-2.30%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.609508	37.792179	36.88%	0
2019	20.492289	27.609508	34.73%	0
2018	20.465006	20.492289	0.13%	0
2017	15.989866	20.465006	27.99%	0
2016	15.931450	15.989866	0.37%	0
2015	14.456544	15.931450	10.20%	0
2014	13.537792	14.456544	6.79%	0
2013	10.505981	13.537792	28.86%	0
2012	8.616078	10.505981	21.93%	0
2011	9.404273	8.616078	-8.38%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.111219	25.392174	48.39%	0
2019	12.001518	17.111219	42.58%	0
2018	12.081721	12.001518	-0.66%	0
2017	8.467976	12.081721	42.68%	0
2016	7.554507	8.467976	12.09%	0
2015	7.332799	7.554507	3.02%	0
2014	6.811529	7.332799	7.65%	0
2013	5.110192	6.811529	33.29%	0
2012	4.356575	5.110192	17.30%	0
2011	4.844460	4.356575	-10.07%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.411584	15.319252	14.22%	0
2019	10.751377	13.411584	24.74%	0
2018	12.869701	10.751377	-16.46%	0
2017	9.993286	12.869701	28.78%	0
2016	10.879987	9.993286	-8.15%	0
2015	12.118301	10.879987	-10.22%	0
2014	14.003825	12.118301	-13.46%	0
2013	12.446691	14.003825	12.51%	0
2012	11.170745	12.446691	11.42%	0
2011	16.769353	11.170745	-33.39%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.649700	32.262490	-1.19%	0
2019	26.162335	32.649700	24.80%	0
2018	30.144662	26.162335	-13.21%	0
2017	26.913331	30.144662	12.01%	0
2016	23.833473	26.913331	12.92%	0
2015	24.869075	23.833473	-4.16%	0
2014	21.945273	24.869075	13.32%	0
2013	16.848384	21.945273	30.25%	0
2012	14.217234	16.848384	18.51%	0
2011	14.135167	14.217234	0.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.365260	10.074450	-2.81%	0
2019	8.911698	10.365260	16.31%	0
2018	11.115558	8.911698	-19.83%	0
2017	8.832286	11.115558	25.85%	0
2016	7.427490	8.832286	18.91%	0
2015	9.437246	7.427490	-21.30%	0
2014*	10.000000	9.437246	-5.63%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.588522	11.198627	5.76%	0
2019	9.920884	10.588522	6.73%	0
2018	10.182463	9.920884	-2.57%	0
2017	9.957597	10.182463	2.26%	0
2016*	10.000000	9.957597	-0.42%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.789217	49.863219	43.33%	0
2019	25.012795	34.789217	39.09%	0
2018	25.852848	25.012795	-3.25%	0
2017	20.785397	25.852848	24.38%	0
2016	19.404398	20.785397	7.12%	0
2015	20.142117	19.404398	-3.66%	0
2014	22.116840	20.142117	-8.93%	0
2013	15.907879	22.116840	39.03%	0
2012	13.365754	15.907879	19.02%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.547800	31.042803	1.62%	0
2019	23.959301	30.547800	27.50%	0
2018	27.150659	23.959301	-11.75%	0
2017	23.499970	27.150659	15.53%	0
2016	20.978883	23.499970	12.02%	0
2015	21.510083	20.978883	-2.47%	0
2014	19.826011	21.510083	8.49%	0
2013	14.851483	19.826011	33.50%	0
2012	13.018232	14.851483	14.08%	0
2011	13.284731	13.018232	-2.01%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.839586	12.325775	13.71%	0
2019*	10.000000	10.839586	8.40%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.767033	25.759859	18.34%	0
2019	17.595817	21.767033	23.71%	0
2018	19.799865	17.595817	-11.13%	0
2017	15.857691	19.799865	24.86%	0
2016	15.510831	15.857691	2.24%	0
2015	14.818475	15.510831	4.67%	0
2014	14.883196	14.818475	-0.43%	0
2013	11.844304	14.883196	25.66%	0
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.299970	33.00%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.611926	36.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.471102	15.357969	6.13%	0
2019	13.256586	14.471102	9.16%	0
2018	13.554732	13.256586	-2.20%	0
2017	12.958532	13.554732	4.60%	0
2016	12.403969	12.958532	4.47%	0
2015	12.681826	12.403969	-2.19%	0
2014	11.943322	12.681826	6.18%	0
2013	12.169940	11.943322	-1.86%	0
2012	11.295667	12.169940	7.74%	0
2011	10.859702	11.295667	4.01%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	48.679000	50.581861	3.91%	0
2019	43.277452	48.679000	12.48%	0
2018	47.243881	43.277452	-8.40%	0
2017	43.738565	47.243881	8.01%	0
2016	40.183968	43.738565	8.85%	0
2015	41.277195	40.183968	-2.65%	0
2014	40.734591	41.277195	1.33%	0
2013	45.343494	40.734591	-10.16%	0
2012	39.045890	45.343494	16.13%	0
2011	37.053076	39.045890	5.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.756377	11.407949	-2.96%	0
2019	9.338938	11.756377	25.89%	0
2018	10.299360	9.338938	-9.33%	0
2017	9.295057	10.299360	10.80%	0
2016	8.211898	9.295057	13.19%	0
2015*	10.000000	8.211898	-17.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.858528	20.593172	9.20%	0
2019	16.265049	18.858528	15.95%	0
2018	17.671983	16.265049	-7.96%	0
2017	15.459119	17.671983	14.31%	0
2016	14.872452	15.459119	3.94%	0
2015	16.138759	14.872452	-7.85%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.575114	33.569853	48.70%	0
2019	17.221659	22.575114	31.09%	0
2018	20.940760	17.221659	-17.76%	0
2017	16.910979	20.940760	23.83%	0
2016	17.548857	16.910979	-3.63%	0
2015	17.913193	17.548857	-2.03%	0
2014	18.380552	17.913193	-2.54%	0
2013	15.383519	18.380552	19.48%	0
2012	13.480502	15.383519	14.12%	0
2011	15.099983	13.480502	-10.73%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.430708	21.424605	10.26%	0
2019	16.340608	19.430708	18.91%	0
2018	17.469143	16.340608	-6.46%	0
2017	15.323337	17.469143	14.00%	0
2016	14.278856	15.323337	7.31%	0
2015	14.362314	14.278856	-0.58%	0
2014	13.895004	14.362314	3.36%	0
2013	11.448043	13.895004	21.37%	0
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.148184	13.060914	7.51%	0
2019	11.322325	12.148184	7.29%	0
2018	11.626363	11.322325	-2.62%	0
2017	11.441434	11.626363	1.62%	0
2016	11.321018	11.441434	1.06%	0
2015	11.525887	11.321018	-1.78%	0
2014	11.152136	11.525887	3.35%	0
2013	11.626980	11.152136	-4.08%	0
2012	11.251651	11.626980	3.34%	0
2011	10.809588	11.251651	4.09%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.977355	30.671029	27.92%	0
2019	18.070199	23.977355	32.69%	0
2018	20.265918	18.070199	-10.83%	0
2017	15.716928	20.265918	28.94%	0
2016	15.933851	15.716928	-1.36%	0
2015	15.190783	15.933851	4.89%	0
2014	15.151816	15.190783	0.26%	0
2013	11.963698	15.151816	26.65%	0
2012	9.953969	11.963698	20.19%	0
2011	11.148227	9.953969	-10.71%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.794913	38.473036	49.15%	0
2019	20.110362	25.794913	28.27%	0
2018	20.563763	20.110362	-2.20%	0
2017	16.343498	20.563763	25.82%	0
2016	15.220537	16.343498	7.38%	0
2015	14.526530	15.220537	4.78%	0
2014	13.653806	14.526530	6.39%	0
2013	10.700274	13.653806	27.60%	0
2012	9.258052	10.700274	15.58%	0
2011	9.866054	9.258052	-6.16%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.581688	22.912650	11.33%	0
2019	16.635799	20.581688	23.72%	0
2018	17.276705	16.635799	-3.71%	0
2017	14.392127	17.276705	20.04%	0
2016	13.159084	14.392127	9.37%	0
2015	13.222582	13.159084	-0.48%	0
2014	12.184579	13.222582	8.52%	0
2013	9.307720	12.184579	30.91%	0
2012	8.076510	9.307720	15.24%	0
2011	8.390989	8.076510	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.584659	20.063912	2.45%	0
2019	18.222250	19.584659	7.48%	0
2018	18.955231	18.222250	-3.87%	0
2017	18.106435	18.955231	4.69%	0
2016	16.927068	18.106435	6.97%	0
2015	17.705319	16.927068	-4.40%	0
2014	17.311737	17.705319	2.27%	0
2013	17.784276	17.311737	-2.66%	0
2012	16.093510	17.784276	10.51%	0
2011	15.487052	16.093510	3.92%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	30.089241	32.690145	8.64%	0
2019	23.635987	30.089241	27.30%	0
2018	24.010952	23.635987	-1.56%	0
2017	20.234934	24.010952	18.66%	0
2016	18.451193	20.234934	9.67%	0
2015	18.568011	18.451193	-0.63%	0
2014	16.817398	18.568011	10.41%	0
2013	13.029608	16.817398	29.07%	0
2012	11.588039	13.029608	12.44%	0
2011	11.708195	11.588039	-1.03%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	26.780075	27.321779	2.02%	0
2019	21.366254	26.780075	25.34%	0
2018	23.402735	21.366254	-8.70%	0
2017	20.144801	23.402735	16.17%	0
2016	17.356511	20.144801	16.06%	0
2015	18.814959	17.356511	-7.75%	0
2014	17.506170	18.814959	7.48%	0
2013	13.109442	17.506170	33.54%	0
2012	11.240748	13.109442	16.62%	0
2011	11.689165	11.240748	-3.84%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.977235	13.506925	12.77%	0
2019	10.583999	11.977235	13.16%	0
2018	11.746644	10.583999	-9.90%	0
2017	10.074010	11.746644	16.60%	0
2016*	10.000000	10.074010	0.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.479542	18.261780	10.81%	0
2019	13.503496	16.479542	22.04%	0
2018	15.368782	13.503496	-12.14%	0
2017	13.030207	15.368782	17.95%	0
2016	12.213314	13.030207	6.69%	0
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.788890	15.969050	7.98%	0
2019	12.929779	14.788890	14.38%	0
2018	14.007687	12.929779	-7.70%	0
2017	12.697376	14.007687	10.32%	0
2016	12.154322	12.697376	4.47%	0
2015	12.477873	12.154322	-2.59%	0
2014	12.152091	12.477873	2.68%	0
2013	10.765460	12.152091	12.88%	0
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.926776	17.477929	9.74%	0
2019	13.454305	15.926776	18.38%	0
2018	14.881663	13.454305	-9.59%	0
2017	13.052276	14.881663	14.02%	0
2016	12.352767	13.052276	5.66%	0
2015	12.716222	12.352767	-2.86%	0
2014	12.336905	12.716222	3.07%	0
2013	10.335296	12.336905	19.37%	0
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.952326	13.719791	5.93%	0
2019	11.887751	12.952326	8.96%	0
2018	12.398961	11.887751	-4.12%	0
2017	11.840737	12.398961	4.71%	0
2016	11.496321	11.840737	3.00%	0
2015	11.763659	11.496321	-2.27%	0
2014	11.563059	11.763659	1.73%	0
2013	11.192977	11.563059	3.31%	0
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.351852	12.773491	3.41%	0
2019	11.019769	12.351852	12.09%	0
2018	12.038435	11.019769	-8.46%	0
2017	10.654234	12.038435	12.99%	0
2016	10.251862	10.654234	3.92%	0
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.849922	13.581778	5.70%	0
2019	11.308917	12.849922	13.63%	0
2018	12.362386	11.308917	-8.52%	0
2017	10.659935	12.362386	15.97%	0
2016	10.194006	10.659935	4.57%	0
2015	10.885359	10.194006	-6.35%	0
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.407918	16.790629	8.97%	0
2019	13.246906	15.407918	16.31%	0
2018	14.482999	13.246906	-8.53%	0
2017	12.907325	14.482999	12.21%	0
2016	12.282256	12.907325	5.09%	0
2015	12.610045	12.282256	-2.60%	0
2014	12.248794	12.610045	2.95%	0
2013	10.561220	12.248794	15.98%	0
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.188645	17.891724	10.52%	0
2019	13.452810	16.188645	20.34%	0
2018	15.100930	13.452810	-10.91%	0
2017	12.990654	15.100930	16.24%	0
2016	12.263639	12.990654	5.93%	0
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.269877	15.320836	7.36%	0
2019	12.680947	14.269877	12.53%	0
2018	13.525992	12.680947	-6.25%	0
2017	12.502409	13.525992	8.19%	0
2016	11.980164	12.502409	4.36%	0
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.326726	15.870738	3.55%	0
2019	13.839897	15.326726	10.74%	0
2018	16.675347	13.839897	-17.00%	0
2017	13.801637	16.675347	20.82%	0
2016	13.863729	13.801637	-0.45%	0
2015	14.653973	13.863729	-5.39%	0
2014	16.204933	14.653973	-9.57%	0
2013	13.705877	16.204933	18.23%	0
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.743786	17.44%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.532979	14.257455	5.35%	0
2019	12.617608	13.532979	7.25%	0
2018	12.871322	12.617608	-1.97%	0
2017	12.522799	12.871322	2.78%	0
2016	12.073918	12.522799	3.72%	0
2015	12.352990	12.073918	-2.26%	0
2014	11.943689	12.352990	3.43%	0
2013	12.368161	11.943689	-3.43%	0
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.005177	15.034560	7.35%	0
2019	12.980376	14.005177	7.90%	0
2018	13.380348	12.980376	-2.99%	0
2017	13.097079	13.380348	2.16%	0
2016	12.873267	13.097079	1.74%	0
2015	13.143931	12.873267	-2.06%	0
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.574813	10.800500	2.13%	0
2019	10.077605	10.574813	4.93%	0
2018*	10.000000	10.077605	0.78%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.644980	27.489455	11.54%	0
2019	20.361026	24.644980	21.04%	0
2018	25.045740	20.361026	-18.70%	0
2017	17.977502	25.045740	39.32%	0
2016	16.951618	17.977502	6.05%	70
2015	20.497387	16.951618	-17.30%	70
2014	22.033432	20.497387	-6.97%	70
2013	22.214690	22.033432	-0.82%	0
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.441328	25.509932	4.37%	0
2019	21.636714	24.441328	12.96%	0
2018	22.658801	21.636714	-4.51%	0
2017	21.557878	22.658801	5.11%	0
2016	19.181007	21.557878	12.39%	0
2015	20.004605	19.181007	-4.12%	0
2014	19.814227	20.004605	0.96%	0
2013	18.796814	19.814227	5.41%	0
2012	16.667245	18.796814	12.78%	0
2011	16.306504	16.667245	2.21%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.666978	16.362363	4.44%	0
2019	14.974671	15.666978	4.62%	0
2018	15.219050	14.974671	-1.61%	0
2017	15.142388	15.219050	0.51%	0
2016	15.266905	15.142388	-0.82%	0
2015	15.524155	15.266905	-1.66%	0
2014	15.079573	15.524155	2.95%	0
2013	15.964442	15.079573	-5.54%	0
2012	15.735406	15.964442	1.46%	0
2011	14.901345	15.735406	5.60%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.221495	10.087562	-1.31%	0
2019	10.200697	10.221495	0.20%	0
2018	10.220054	10.200697	-0.19%	0
2017	10.336953	10.220054	-1.13%	0
2016	10.498451	10.336953	-1.54%	0
2015	10.663734	10.498451	-1.55%	0
2014	10.831621	10.663734	-1.55%	0
2013	11.002154	10.831621	-1.55%	0
2012	11.175846	11.002154	-1.55%	0
2011	11.351307	11.175846	-1.55%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.561520	16.538028	6.28%	0
2019	13.269279	15.561520	17.27%	0
2018	15.771279	13.269279	-15.86%	0
2017	12.568392	15.771279	25.48%	0
2016	12.655756	12.568392	-0.69%	0
2015	13.260414	12.655756	-4.56%	0
2014	13.529870	13.260414	-1.99%	0
2013	11.662995	13.529870	16.01%	0
2012	10.247577	11.662995	13.81%	0
2011	11.535018	10.247577	-11.16%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.434106	12.059162	5.47%	0
2019	9.582441	11.434106	19.32%	0
2018	11.335512	9.582441	-15.47%	0
2017	9.250980	11.335512	22.53%	0
2016	9.347340	9.250980	-1.03%	0
2015	9.628254	9.347340	-2.92%	0
2014	10.424930	9.628254	-7.64%	0
2013	8.750429	10.424930	19.14%	0
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.088705	27.865478	11.07%	0
2019	20.595861	25.088705	21.81%	0
2018	22.954571	20.595861	-10.28%	0
2017	19.686733	22.954571	16.60%	0
2016	18.266390	19.686733	7.78%	0
2015	18.741047	18.266390	-2.53%	0
2014	18.132153	18.741047	3.36%	0
2013	14.473795	18.132153	25.28%	0
2012	12.684886	14.473795	14.10%	0
2011	13.411457	12.684886	-5.42%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.333117	19.746710	7.71%	0
2019	16.144913	18.333117	13.55%	0
2018	17.236395	16.144913	-6.33%	0
2017	15.753493	17.236395	9.41%	0
2016	15.052157	15.753493	4.66%	0
2015	15.315747	15.052157	-1.72%	0
2014	14.874829	15.315747	2.96%	0
2013	13.320802	14.874829	11.67%	0
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.333354	24.541887	9.89%	0
2019	18.913496	22.333354	18.08%	0
2018	20.542159	18.913496	-7.93%	0
2017	18.173412	20.542159	13.03%	0
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.076723	15.839774	5.06%	0
2019	13.981253	15.076723	7.84%	0
2018	14.463424	13.981253	-3.33%	0
2017	13.900578	14.463424	4.05%	0
2016	13.541454	13.900578	2.65%	0
2015	13.718329	13.541454	-1.29%	0
2014	13.412521	13.718329	2.28%	0
2013	12.995762	13.412521	3.21%	0
2012	12.551261	12.995762	3.54%	0
2011	12.385415	12.551261	1.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.348734	12.711733	2.94%	0
2019	11.100294	12.348734	11.25%	0
2018	11.948195	11.100294	-7.10%	0
2017	10.642523	11.948195	12.27%	0
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.930415	13.535561	4.68%	0
2019	11.396248	12.930415	13.46%	0
2018	12.322727	11.396248	-7.52%	0
2017	10.700974	12.322727	15.16%	0
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.790413	22.585533	8.63%	0
2019	17.935122	20.790413	15.92%	0
2018	19.316248	17.935122	-7.15%	0
2017	17.373624	19.316248	11.18%	0
2016	16.469958	17.373624	5.49%	0
2015	16.785447	16.469958	-1.88%	0
2014	16.209859	16.785447	3.55%	0
2013	14.117621	16.209859	14.82%	0
2012	12.941207	14.117621	9.09%	0
2011	13.149831	12.941207	-1.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.601655	26.100518	10.59%	0
2019	19.677897	23.601655	19.94%	0
2018	21.663314	19.677897	-9.16%	0
2017	18.858097	21.663314	14.88%	0
2016	17.656631	18.858097	6.80%	0
2015	18.066481	17.656631	-2.27%	0
2014	17.484223	18.066481	3.33%	0
2013	14.511989	17.484223	20.48%	0
2012	12.957945	14.511989	11.99%	0
2011	13.447508	12.957945	-3.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.092312	19.335273	6.87%	0
2019	16.193725	18.092312	11.72%	0
2018	17.087799	16.193725	-5.23%	0
2017	15.892194	17.087799	7.52%	0
2016	15.270819	15.892194	4.07%	0
2015	15.515994	15.270819	-1.58%	0
2014	15.047123	15.515994	3.12%	0
2013	13.832309	15.047123	8.78%	0
2012	13.005015	13.832309	6.36%	0
2011	12.942376	13.005015	0.48%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.455860	11.027198	5.46%	0
2019*	10.000000	10.455860	4.56%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.756196	12.258413	13.97%	0
2019*	10.000000	10.756196	7.56%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.272747	29.806893	28.08%	0
2019	18.110130	23.272747	28.51%	0
2018	18.980927	18.110130	-4.59%	0
2017	14.806610	18.980927	28.19%	0
2016	14.716812	14.806610	0.61%	0
2015	14.452171	14.716812	1.83%	0
2014	13.292519	14.452171	8.72%	0
2013	10.020501	13.292519	32.65%	0
2012	8.747927	10.020501	14.55%	0
2011	9.151323	8.747927	-4.41%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.975557	13.680372	5.43%	0
2019	11.078280	12.975557	17.13%	0
2018	11.823630	11.078280	-6.30%	0
2017	10.216020	11.823630	15.74%	0
2016	9.559328	10.216020	6.87%	0
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.930687	15.725452	5.32%	0
2019	12.432688	14.930687	20.09%	0
2018	12.963328	12.432688	-4.09%	0
2017	10.819380	12.963328	19.82%	0
2016	9.986137	10.819380	8.34%	0
2015	10.129021	9.986137	-1.41%	0
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.106510	45.776100	17.05%	0
2019	28.864472	39.106510	35.48%	0
2018	29.699516	28.864472	-2.81%	0
2017	23.694163	29.699516	25.35%	0
2016	23.222631	23.694163	2.03%	731
2015	22.445127	23.222631	3.46%	731
2014	20.954534	22.445127	7.11%	731
2013	15.569712	20.954534	34.59%	731
2012	13.325468	15.569712	16.84%	731
2011	13.844074	13.325468	-3.75%	731

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.962363	29.938247	-0.08%	0
2019	23.972579	29.962363	24.99%	0
2018	26.863544	23.972579	-10.76%	0
2017	25.107104	26.863544	7.00%	0
2016	21.173676	25.107104	18.58%	0
2015	22.467673	21.173676	-5.76%	0
2014	20.174731	22.467673	11.37%	0
2013	15.536317	20.174731	29.86%	0
2012	13.763403	15.536317	12.88%	0
2011	13.889833	13.763403	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.799274	17.99%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.794694	17.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	58.558979	65.212285	11.36%	0
2019	47.338005	58.558979	23.70%	0
2018	54.265320	47.338005	-12.77%	0
2017	47.605418	54.265320	13.99%	0
2016	40.197052	47.605418	18.43%	0
2015	41.891571	40.197052	-4.05%	0
2014	38.887741	41.891571	7.72%	0
2013	29.688311	38.887741	30.99%	0
2012	25.671249	29.688311	15.65%	0
2011	26.755359	25.671249	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.177358	21.583662	-2.68%	0
2019	18.189109	22.177358	21.93%	0
2018	21.276104	18.189109	-14.51%	0
2017	18.983052	21.276104	12.08%	0
2016	16.396345	18.983052	15.78%	0
2015	17.149372	16.396345	-4.39%	0
2014	14.885793	17.149372	15.21%	0
2013	11.144104	14.885793	33.58%	0
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	33.668459	46.699968	38.71%	0
2019	25.199215	33.668459	33.61%	0
2018	27.806101	25.199215	-9.38%	0
2017	22.607558	27.806101	22.99%	0
2016	21.201729	22.607558	6.63%	0
2015	21.373933	21.201729	-0.81%	0
2014	21.116754	21.373933	1.22%	0
2013	14.865203	21.116754	42.05%	0
2012	13.311076	14.865203	11.68%	0
2011	13.608443	13.311076	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	60.964128	63.111592	3.52%	0
2019	52.036595	60.964128	17.16%	0
2018	63.651891	52.036595	-18.25%	0
2017	59.278575	63.651891	7.38%	0
2016	47.810610	59.278575	23.99%	0
2015	51.675605	47.810610	-7.48%	0
2014	49.045178	51.675605	5.36%	0
2013	35.481994	49.045178	38.23%	0
2012	29.923836	35.481994	18.57%	0
2011	32.017489	29.923836	-6.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	55.390113	66.904587	20.79%	0
2019	44.777508	55.390113	23.70%	0
2018	52.064633	44.777508	-14.00%	0
2017	46.597143	52.064633	11.73%	0
2016	38.531142	46.597143	20.93%	0
2015	39.788453	38.531142	-3.16%	0
2014	40.088155	39.788453	-0.75%	0
2013	28.897775	40.088155	38.72%	0
2012	25.413955	28.897775	13.71%	0
2011	27.332724	25.413955	-7.02%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.708792	23.150347	11.79%	0
2019	16.424236	20.708792	26.09%	0
2018	17.519218	16.424236	-6.25%	0
2017	14.251951	17.519218	22.93%	0
2016	12.742458	14.251951	11.85%	0
2015	13.084350	12.742458	-2.61%	0
2014	12.467557	13.084350	4.95%	0
2013	8.805285	12.467557	41.59%	0
2012	7.648433	8.805285	15.13%	0
2011	8.789917	7.648433	-12.99%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.921225	17.774945	11.64%	0
2019	12.625752	15.921225	26.10%	0
2018	13.501776	12.625752	-6.49%	0
2017	10.992068	13.501776	22.83%	0
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.431904	23.918753	11.60%	0
2019	17.276197	21.431904	24.05%	0
2018	18.628471	17.276197	-7.26%	0
2017	15.951042	18.628471	16.79%	0
2016	14.713646	15.951042	8.41%	0
2015	14.993858	14.713646	-1.87%	0
2014	13.769937	14.993858	8.89%	0
2013	10.079269	13.769937	36.62%	0
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.834577	16.612308	-6.85%	0
2019	13.859981	17.834577	28.68%	0
2018	14.654254	13.859981	-5.42%	0
2017	13.976245	14.654254	4.85%	0
2016	13.223877	13.976245	5.69%	0
2015	14.192433	13.223877	-6.82%	0
2014	11.185003	14.192433	26.89%	0
2013	11.025349	11.185003	1.45%	0
2012	9.672364	11.025349	13.99%	0
2011	9.224641	9.672364	4.85%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.272533	32.73%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.401203	23.670419	16.02%	0
2019	15.837988	20.401203	28.81%	0
2018	16.912990	15.837988	-6.36%	0
2017	14.170806	16.912990	19.35%	0
2016	12.920813	14.170806	9.67%	0
2015	13.001653	12.920813	-0.62%	0
2014	11.679044	13.001653	11.32%	0
2013*	10.000000	11.679044	16.79%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.442135	10.571421	1.24%	0
2019	10.190045	10.442135	2.47%	0
2018	10.267149	10.190045	-0.75%	0
2017	10.266224	10.267149	0.01%	0
2016	10.173900	10.266224	0.91%	0
2015	10.369443	10.173900	-1.89%	0
2014	10.480927	10.369443	-1.06%	0
2013	10.634719	10.480927	-1.45%	0
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.372941	20.407834	17.47%	0
2019	14.121658	17.372941	23.02%	0
2018	16.180749	14.121658	-12.73%	0
2017	14.393608	16.180749	12.42%	0
2016	12.095210	14.393608	19.00%	0
2015	12.916211	12.095210	-6.36%	0
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.291493	36.895383	58.41%	0
2019	17.236753	23.291493	35.13%	0
2018	18.797570	17.236753	-8.30%	0
2017	14.946717	18.797570	25.76%	0
2016	14.259454	14.946717	4.82%	0
2015	14.510822	14.259454	-1.73%	0
2014	14.167633	14.510822	2.42%	0
2013	10.357034	14.167633	36.79%	0
2012	9.155877	10.357034	13.12%	0
2011	9.710454	9.155877	-5.71%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.449643	19.874805	37.55%	0
2019	11.078642	14.449643	30.43%	0
2018	12.043953	11.078642	-8.01%	0
2017	9.820749	12.043953	22.64%	0
2016	9.576406	9.820749	2.55%	0
2015*	10.000000	9.576406	-4.24%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.214194	10.403594	1.85%	0
2019	10.006090	10.214194	2.08%	0
2018	10.061773	10.006090	-0.55%	0
2017	10.129476	10.061773	-0.67%	0
2016	10.164584	10.129476	-0.35%	0
2015	10.305677	10.164584	-1.37%	0
2014	10.404477	10.305677	-0.95%	0
2013	10.503486	10.404477	-0.94%	0
2012	10.199544	10.503486	2.98%	0
2011	10.329855	10.199544	-1.26%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.610947	33.677733	17.71%	0
2019	23.085629	28.610947	23.93%	0
2018	24.875525	23.085629	-7.20%	0
2017	21.334217	24.875525	16.60%	0
2016	19.723973	21.334217	8.16%	0
2015	20.127828	19.723973	-2.01%	0
2014	18.521805	20.127828	8.67%	0
2013	13.672110	18.521805	35.47%	0
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.743997	12.476280	6.24%	0
2019	10.675226	11.743997	10.01%	0
2018	11.468941	10.675226	-6.92%	0
2017	10.274414	11.468941	11.63%	0
2016	9.242912	10.274414	11.16%	0
2015	10.338337	9.242912	-10.60%	0
2014	10.453566	10.338337	-1.10%	0
2013	10.606557	10.453566	-1.44%	0
2012*	10.000000	10.606557	6.07%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.859929	12.444358	4.93%	0
2019	10.507097	11.859929	12.88%	0
2018	11.214586	10.507097	-6.31%	0
2017	10.375889	11.214586	8.08%	0
2016	9.308813	10.375889	11.46%	0
2015	9.684433	9.308813	-3.88%	0
2014*	10.000000	9.684433	-3.16%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.776255	12.829874	8.95%	0
2019	11.187734	11.776255	5.26%	0
2018	11.847452	11.187734	-5.57%	0
2017	10.866940	11.847452	9.02%	0
2016	10.726126	10.866940	1.31%	0
2015	11.737190	10.726126	-8.61%	0
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	0
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.307185	11.453590	1.29%	0
2019	11.051564	11.307185	2.31%	0
2018	11.199964	11.051564	-1.33%	0
2017	11.235123	11.199964	-0.31%	0
2016	11.264522	11.235123	-0.26%	0
2015	11.418032	11.264522	-1.34%	0
2014	11.511662	11.418032	-0.81%	0
2013	11.720122	11.511662	-1.78%	0
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.896331	15.283785	9.98%	0
2019	13.017104	13.896331	6.75%	0
2018	13.522430	13.017104	-3.74%	0
2017	13.249546	13.522430	2.06%	0
2016	12.793971	13.249546	3.56%	0
2015	13.356648	12.793971	-4.21%	0
2014	13.160104	13.356648	1.49%	0
2013	14.724504	13.160104	-10.62%	0
2012	13.752923	14.724504	7.06%	0
2011	12.509180	13.752923	9.94%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.267274	10.324490	0.56%	0
2019	10.155113	10.267274	1.10%	0
2018	10.170728	10.155113	-0.15%	0
2017	10.097648	10.170728	0.72%	0
2016*	10.000000	10.097648	0.98%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.080152	17.198501	6.95%	0
2019	15.073893	16.080152	6.68%	0
2018	15.395007	15.073893	-2.09%	0
2017	14.903246	15.395007	3.30%	0
2016	14.741327	14.903246	1.10%	0
2015	14.908489	14.741327	-1.12%	0
2014	14.522942	14.908489	2.65%	0
2013	15.045818	14.522942	-3.48%	0
2012	13.944609	15.045818	7.90%	0
2011	13.670765	13.944609	2.00%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.426367	12.208947	6.85%	0
2019	10.721997	11.426367	6.57%	0
2018	10.961333	10.721997	-2.18%	0
2017	10.621784	10.961333	3.20%	0
2016	10.516847	10.621784	1.00%	0
2015	10.646686	10.516847	-1.22%	0
2014	10.381645	10.646686	2.55%	0
2013	10.766121	10.381645	-3.57%	0
2012	9.987223	10.766121	7.80%	0
2011*	10.000000	9.987223	-0.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.003725	13.247048	10.36%	0
2019	9.742240	12.003725	23.21%	0
2018	12.235122	9.742240	-20.37%	0
2017	9.817602	12.235122	24.62%	0
2016*	10.000000	9.817602	-1.82%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.481120	34.81%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.880773	28.81%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.369197	17.512494	21.88%	0
2019	12.208535	14.369197	17.70%	0
2018	13.635218	12.208535	-10.46%	0
2017	13.166609	13.635218	3.56%	0
2016	11.171246	13.166609	17.86%	0
2015	12.962002	11.171246	-13.82%	0
2014	13.654735	12.962002	-5.07%	0
2013	11.463809	13.654735	19.11%	0
2012	10.821746	11.463809	5.93%	0
2011	12.505140	10.821746	-13.46%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.324079	55.136621	27.27%	0
2019	34.211434	43.324079	26.64%	0
2018	34.457750	34.211434	-0.71%	0
2017	27.491555	34.457750	25.34%	0
2016	31.274517	27.491555	-12.10%	0
2015	28.244689	31.274517	10.73%	0
2014	21.862749	28.244689	29.19%	0
2013	14.754064	21.862749	48.18%	0
2012	11.440381	14.754064	28.96%	0
2011	10.526842	11.440381	8.68%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	66.043481	76.235219	15.43%	0
2019	51.366964	66.043481	28.57%	0
2018	68.197935	51.366964	-24.68%	0
2017	45.862236	68.197935	48.70%	0
2016	46.534535	45.862236	-1.44%	0
2015	54.957401	46.534535	-15.33%	0
2014	56.055371	54.957401	-1.96%	0
2013	50.828154	56.055371	10.28%	0
2012	39.774116	50.828154	27.79%	0
2011	54.401580	39.774116	-26.89%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.717076	6.688167	16.99%	0
2019	5.206008	5.717076	9.82%	0
2018	7.388487	5.206008	-29.54%	0
2017	7.655398	7.388487	-3.49%	0
2016	5.421806	7.655398	41.20%	0
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	26.407937	30.967488	17.27%	0
2019	23.977793	26.407937	10.13%	0
2018	33.960989	23.977793	-29.40%	0
2017	35.089995	33.960989	-3.22%	0
2016	24.800511	35.089995	41.49%	0
2015	37.851963	24.800511	-34.48%	0
2014	47.528178	37.851963	-20.36%	0
2013	43.675691	47.528178	8.82%	0
2012	42.912002	43.675691	1.78%	0
2011	52.168825	42.912002	-17.74%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.776223	10.444765	-3.08%	0
2019*	10.000000	10.776223	7.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.795876	55.605647	55.34%	0
2019	29.127361	35.795876	22.89%	0
2018	29.206280	29.127361	-0.27%	0
2017	23.569943	29.206280	23.91%	0
2016	22.218773	23.569943	6.08%	0
2015	23.238485	22.218773	-4.39%	0
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	0
2012	15.315916	16.264758	6.20%	0
2011	16.306131	15.315916	-6.07%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.148585	13.567094	3.18%	0
2019	11.595188	13.148585	13.40%	0
2018	12.719340	11.595188	-8.84%	0
2017	11.306161	12.719340	12.50%	0
2016	11.115346	11.306161	1.72%	0
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.783689	8.834241	0.58%	0
2019	7.643243	8.783689	14.92%	0
2018*	10.000000	7.643243	-23.57%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	33.059551	33.523827	1.40%	0
2019	28.020387	33.059551	17.98%	0
2018	33.621223	28.020387	-16.66%	0
2017	30.275861	33.621223	11.05%	0
2016	24.654327	30.275861	22.80%	0
2015	26.568050	24.654327	-7.20%	0
2014	24.782959	26.568050	7.20%	0
2013	18.298913	24.782959	35.43%	0
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.627246	14.690435	7.80%	0
2019	12.716717	13.627246	7.16%	0
2018	13.299521	12.716717	-4.38%	0
2017	13.036511	13.299521	2.02%	0
2016	12.691092	13.036511	2.72%	0
2015	13.223850	12.691092	-4.03%	0
2014	13.009583	13.223850	1.65%	0
2013	14.446093	13.009583	-9.94%	0
2012	13.671784	14.446093	5.66%	0
2011	12.433173	13.671784	9.96%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	29.509706	32.466525	10.02%	0
2019	24.194944	29.509706	21.97%	0
2018	26.403932	24.194944	-8.37%	0
2017	22.269702	26.403932	18.56%	0
2016	19.941873	22.269702	11.67%	0
2015	21.473083	19.941873	-7.13%	0
2014	19.396939	21.473083	10.70%	0
2013	14.513303	19.396939	33.65%	0
2012	12.854506	14.513303	12.90%	0
2011	12.668825	12.854506	1.47%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	22.155524	27.443183	23.87%	0
2019	17.532786	22.155524	26.37%	0
2018	21.018901	17.532786	-16.59%	0
2017	16.279324	21.018901	29.11%	0
2016	17.505874	16.279324	-7.01%	0
2015	17.656676	17.505874	-0.85%	0
2014	18.989529	17.656676	-7.02%	0
2013	15.765101	18.989529	20.45%	0
2012	13.223651	15.765101	19.22%	0
2011	15.278213	13.223651	-13.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.302684	27.191017	-0.41%	0
2019	21.483930	27.302684	27.08%	0
2018	25.050807	21.483930	-14.24%	0
2017	22.791617	25.050807	9.91%	0
2016	18.852393	22.791617	20.90%	0
2015	19.437454	18.852393	-3.01%	0
2014	16.966971	19.437454	14.56%	0
2013	13.251881	16.966971	28.03%	0
2012	11.577481	13.251881	14.46%	0
2011	11.847521	11.577481	-2.28%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	40.311255	40.053784	-0.64%	0
2019	32.248496	40.311255	25.00%	0
2018	36.077204	32.248496	-10.61%	0
2017	33.713063	36.077204	7.01%	0
2016	28.435954	33.713063	18.56%	0
2015	30.066223	28.435954	-5.42%	0
2014	27.020732	30.066223	11.27%	0
2013	20.846122	27.020732	29.62%	0
2012	18.490710	20.846122	12.74%	0
2011	18.602046	18.490710	-0.60%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	21.182598	27.605265	176.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.624526	12.240635	5.30%	0
2019	10.284953	11.624526	13.02%	0
2018	10.764030	10.284953	-4.45%	0
2017	10.215472	10.764030	5.37%	0
2016	9.201575	10.215472	11.02%	0
2015*	10.000000	9.201575	-7.98%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.501329	11.216118	6.81%	0
2019	9.777700	10.501329	7.40%	0
2018	10.009780	9.777700	-2.32%	0
2017	9.856092	10.009780	1.56%	0
2016	9.775523	9.856092	0.82%	0
2015*	10.000000	9.775523	-2.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.580039	14.858959	1.91%	0
2019	11.624806	14.580039	25.42%	0
2018	12.761318	11.624806	-8.91%	0
2017	11.132423	12.761318	14.63%	0
2016	9.747542	11.132423	14.21%	0
2015*	10.000000	9.747542	-2.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.686764	21.007952	18.78%	0
2019	15.264116	17.686764	15.87%	0
2018	16.785902	15.264116	-9.07%	0
2017	15.001598	16.785902	11.89%	0
2016	14.686033	15.001598	2.15%	0
2015	15.075762	14.686033	-2.59%	0
2014	15.030474	15.075762	0.30%	0
2013	13.350274	15.030474	12.59%	0
2012	12.338136	13.350274	8.20%	0
2011	13.012002	12.338136	-5.18%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.088827	13.889871	6.12%	0
2019	11.098105	13.088827	17.94%	0
2018	13.378083	11.098105	-17.04%	0
2017	11.817555	13.378083	13.21%	0
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.944827	36.954807	8.87%	0
2019	28.226790	33.944827	20.26%	0
2018	31.517281	28.226790	-10.44%	0
2017	28.494069	31.517281	10.61%	0
2016	23.030868	28.494069	23.72%	0
2015	23.963615	23.030868	-3.89%	0
2014	23.166788	23.963615	3.44%	0
2013	16.731213	23.166788	38.46%	0
2012	14.691231	16.731213	13.89%	5
2011	14.846075	14.691231	-1.04%	36

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	33.079856	38.412383	16.12%	0
2019	25.626362	33.079856	29.09%	0
2018	27.311421	25.626362	-6.17%	0
2017	22.835488	27.311421	19.60%	0
2016	20.773760	22.835488	9.92%	0
2015	20.880380	20.773760	-0.51%	0
2014	18.708382	20.880380	11.61%	0
2013	14.400338	18.708382	29.92%	0
2012	12.644970	14.400338	13.88%	0
2011	12.613314	12.644970	0.25%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.956262	31.707705	22.16%	0
2019	19.632713	25.956262	32.21%	0
2018	20.872573	19.632713	-5.94%	0
2017	18.390930	20.872573	13.49%	0
2016	16.932641	18.390930	8.61%	0
2015	17.775870	16.932641	-4.74%	0
2014	15.922840	17.775870	11.64%	0
2013	12.044909	15.922840	32.20%	0
2012	10.932111	12.044909	10.18%	0
2011	11.010271	10.932111	-0.71%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	32.593788	39.670142	21.71%	0
2019	24.338269	32.593788	33.92%	0
2018	26.555977	24.338269	-8.35%	0
2017	21.193655	26.555977	25.30%	0
2016	19.959696	21.193655	6.18%	0
2015	20.797642	19.959696	-4.03%	0
2014	19.553599	20.797642	6.36%	0
2013	16.408637	19.553599	19.17%	0
2012	15.100978	16.408637	8.66%	0
2011	14.077306	15.100978	7.27%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.032478	11.540619	4.61%	0
2019	9.622050	11.032478	14.66%	0
2018	10.186724	9.622050	-5.54%	0
2017*	10.000000	10.186724	1.87%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.016287	16.379543	-3.74%	0
2019	13.539790	17.016287	25.68%	0
2018	16.568660	13.539790	-18.28%	0
2017	15.065852	16.568660	9.97%	0
2016	11.679458	15.065852	28.99%	0
2015	12.689419	11.679458	-7.96%	0
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.893195	10.933196	0.37%	0
2019	10.338483	10.893195	5.37%	0
2018	10.516551	10.338483	-1.69%	0
2017	10.331431	10.516551	1.79%	0
2016	9.636864	10.331431	7.21%	0
2015	9.891704	9.636864	-2.58%	0
2014*	10.000000	9.891704	-1.08%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.582673	19.770001	6.39%	0
2019	17.255295	18.582673	7.69%	0
2018	17.642022	17.255295	-2.19%	0
2017	17.232667	17.642022	2.38%	0
2016	16.867074	17.232667	2.17%	0
2015	17.183186	16.867074	-1.84%	0
2014	16.824404	17.183186	2.13%	0
2013	16.922824	16.824404	-0.58%	0
2012	15.674761	16.922824	7.96%	0
2011	15.575011	15.674761	0.64%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.460310	13.471246	28.78%	0
2019	8.228260	10.460310	27.13%	0
2018*	10.000000	8.228260	-17.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.845903	18.630672	10.59%	0
2019	14.758549	16.845903	14.14%	0
2018	15.641881	14.758549	-5.65%	0
2017	14.067897	15.641881	11.19%	0
2016	13.579361	14.067897	3.60%	0
2015	13.843334	13.579361	-1.91%	0
2014	13.482030	13.843334	2.68%	0
2013	12.082984	13.482030	11.58%	0
2012	10.995091	12.082984	9.89%	0
2011	11.205328	10.995091	-1.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.570539	19.868315	13.08%	0
2019	14.879075	17.570539	18.09%	0
2018	16.083742	14.879075	-7.49%	0
2017	14.033121	16.083742	14.61%	0
2016	13.448064	14.033121	4.35%	0
2015	13.717012	13.448064	-1.96%	0
2014	13.318832	13.717012	2.99%	0
2013	11.672952	13.318832	14.10%	0
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.855127	21.662517	14.89%	0
2019	15.406491	18.855127	22.38%	0
2018	16.998718	15.406491	-9.37%	0
2017	14.297809	16.998718	18.89%	0
2016	13.640274	14.297809	4.82%	0
2015	13.908807	13.640274	-1.93%	0
2014	13.479676	13.908807	3.18%	0
2013	11.275000	13.479676	19.55%	0
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.664292	16.420866	20.17%	0
2019	11.188353	13.664292	22.13%	0
2018	11.899783	11.188353	-5.98%	0
2017	10.414297	11.899783	14.26%	0
2016*	10.000000	10.414297	4.14%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	46.705234	59.943655	28.34%	0
2019	36.108658	46.705234	29.35%	0
2018	39.245098	36.108658	-7.99%	0
2017	32.753236	39.245098	19.82%	0
2016	30.843980	32.753236	6.19%	0
2015	31.171643	30.843980	-1.05%	0
2014	28.330742	31.171643	10.03%	0
2013	21.953622	28.330742	29.05%	0
2012	19.182988	21.953622	14.44%	0
2011	20.022271	19.182988	-4.19%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	35.632932	45.664006	28.15%	0
2019	27.585038	35.632932	29.17%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.095934	5.346768	-33.96%	0
2019	7.491581	8.095934	8.07%	0
2018	10.120849	7.491581	-25.98%	0
2017	10.578550	10.120849	-4.33%	0
2016	8.052120	10.578550	31.38%	0
2015	10.325849	8.052120	-22.02%	0
2014	12.029602	10.325849	-14.16%	0
2013	9.847430	12.029602	22.16%	0
2012	9.555539	9.847430	3.05%	0
2011	10.243222	9.555539	-6.71%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	29.851552	31.296620	4.84%	0
2019	23.826367	29.851552	25.29%	0
2018	26.436840	23.826367	-9.87%	0
2017	23.815923	26.436840	11.00%	0
2016	20.527121	23.815923	16.02%	0
2015	21.750206	20.527121	-5.62%	0
2014	20.344721	21.750206	6.91%	0
2013	16.151117	20.344721	25.96%	0
2012	14.006873	16.151117	15.31%	0
2011	14.112961	14.006873	-0.75%	300
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.704609	15.568133	5.87%	0
2019	11.523465	14.704609	27.61%	0
2018	12.897537	11.523465	-10.65%	0
2017	11.239547	12.897537	14.75%	0
2016*	10.000000	11.239547	12.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	33.915827	56.233283	65.80%	0
2019	24.497296	33.915827	38.45%	0
2018	22.161810	24.497296	10.54%	0
2017	16.756605	22.161810	32.26%	0
2016	16.986378	16.756605	-1.35%	0
2015	16.365510	16.986378	3.79%	0
2014	14.835996	16.365510	10.31%	0
2013	10.943051	14.835996	35.57%	0
2012	9.309477	10.943051	17.55%	0
2011	9.258653	9.309477	0.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	35.891048	50.768341	41.45%	0
2019	27.182349	35.891048	32.04%	0
2018	27.703166	27.182349	-1.88%	0
2017	20.853012	27.703166	32.85%	0
2016	21.040999	20.853012	-0.89%	0
2015	19.974399	21.040999	5.34%	0
2014	18.256591	19.974399	9.41%	0
2013	13.621732	18.256591	34.03%	0
2012	12.085795	13.621732	12.71%	0
2011	12.264579	12.085795	-1.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.921764	19.112200	1.01%	0
2019	16.732840	18.921764	13.08%	0
2018	17.641628	16.732840	-5.15%	0
2017	16.743724	17.641628	5.36%	0
2016	14.877017	16.743724	12.55%	0
2015	15.708954	14.877017	-5.30%	0
2014	15.794660	15.708954	-0.54%	0
2013	15.160940	15.794660	4.18%	0
2012	13.492634	15.160940	12.36%	0
2011	13.193532	13.492634	2.27%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.084848	16.217310	7.51%	0
2019	13.989741	15.084848	7.83%	0
2018	14.308940	13.989741	-2.23%	0
2017	13.960451	14.308940	2.50%	0
2016	13.559289	13.960451	2.96%	0
2015	13.877715	13.559289	-2.29%	0
2014	13.336008	13.877715	4.06%	0
2013	13.813879	13.336008	-3.46%	0
2012	13.273322	13.813879	4.07%	43
2011	12.581595	13.273322	5.50%	43
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.859439	24.228347	16.15%	0
2019	17.185988	20.859439	21.37%	0
2018	20.462793	17.185988	-16.01%	0
2017	17.227722	20.462793	18.78%	0
2016	15.615599	17.227722	10.32%	0
2015	16.111171	15.615599	-3.08%	0
2014	15.417818	16.111171	4.50%	0
2013	11.515585	15.417818	33.89%	0
2012	10.198879	11.515585	12.91%	0
2011	11.608504	10.198879	-12.14%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.275852	25.315704	13.65%	0
2019	17.731136	22.275852	25.63%	0
2018	21.172712	17.731136	-16.25%	0
2017	16.537521	21.172712	28.03%	0
2016	17.712870	16.537521	-6.64%	0
2015	17.393792	17.712870	1.83%	0
2014	19.247435	17.393792	-9.63%	0
2013	15.002850	19.247435	28.29%	0
2012	12.649049	15.002850	18.61%	0
2011	15.529980	12.649049	-18.55%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.335078	10.396249	-8.28%	0
2019	9.369214	11.335078	20.98%	0
2018	10.179536	9.369214	-7.96%	0
2017*	10.000000	10.179536	1.80%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.131229	29.945085	6.45%	0
2019	21.288458	28.131229	32.14%	0
2018	26.172677	21.288458	-18.66%	0
2017	22.310923	26.172677	17.31%	0
2016	20.709707	22.310923	7.73%	0
2015	21.709676	20.709707	-4.61%	0
2014	20.678784	21.709676	4.99%	0
2013	16.110116	20.678784	28.36%	0
2012	12.881573	16.110116	25.06%	0
2011	14.361399	12.881573	-10.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.734686	16.201595	9.96%	0
2019	12.493206	14.734686	17.94%	0
2018	14.053517	12.493206	-11.10%	0
2017	12.753651	14.053517	10.19%	0
2016	11.451128	12.753651	11.37%	0
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.805796	17.642443	-0.92%	0
2019	15.591485	17.805796	14.20%	0
2018	16.559143	15.591485	-5.84%	0
2017	15.343425	16.559143	7.92%	0
2016	13.674555	15.343425	12.20%	0
2015	14.951683	13.674555	-8.54%	0
2014	14.524375	14.951683	2.94%	0
2013	12.954481	14.524375	12.12%	0
2012	11.686925	12.954481	10.85%	0
2011	11.599971	11.686925	0.75%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.403582	21.118889	3.51%	0
2019	16.411263	20.403582	24.33%	0
2018	19.144919	16.411263	-14.28%	0
2017	17.582473	19.144919	8.89%	0
2016	13.724426	17.582473	28.11%	0
2015	15.060119	13.724426	-8.87%	0
2014	15.218138	15.060119	-1.04%	0
2013	11.351774	15.218138	34.06%	0
2012	9.744898	11.351774	16.49%	0
2011	10.289982	9.744898	-5.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.170448	14.033605	15.31%	0
2019	9.762143	12.170448	24.67%	0
2018	11.782998	9.762143	-17.15%	0
2017	8.527895	11.782998	38.17%	0
2016	7.379098	8.527895	15.57%	0
2015	9.327694	7.379098	-20.89%	0
2014*	10.000000	9.327694	-6.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.157996	16.728813	-2.50%	0
2019	15.453200	17.157996	11.03%	0
2018	18.536285	15.453200	-16.63%	0
2017	16.097036	18.536285	15.15%	0
2016	15.218233	16.097036	5.77%	0
2015	16.507069	15.218233	-7.81%	0
2014	18.825003	16.507069	-12.31%	0
2013	15.519116	18.825003	21.30%	0
2012	13.298911	15.519116	16.69%	0
2011	15.091064	13.298911	-11.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.870075	8.627070	-2.74%	0
2019	8.010649	8.870075	10.73%	0
2018	9.628518	8.010649	-16.80%	0
2017	8.384915	9.628518	14.83%	0
2016	7.950427	8.384915	5.46%	0
2015	8.640754	7.950427	-7.99%	0
2014*	10.000000	8.640754	-13.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.609945	8.956764	-6.80%	0
2019	9.573494	9.609945	0.38%	0
2018	9.545067	9.573494	0.30%	0
2017	9.516580	9.545067	0.30%	0
2016	9.394832	9.516580	1.30%	0
2015	9.977110	9.394832	-5.84%	0
2014*	10.000000	9.977110	-0.23%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.804350	13.117758	2.45%	0
2019	11.624926	12.804350	10.15%	0
2018	12.350519	11.624926	-5.88%	0
2017	11.095906	12.350519	11.31%	0
2016	10.807077	11.095906	2.67%	0
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.051313	10.555082	5.01%	0
2019	9.386658	10.051313	7.08%	0
2018*	10.000000	9.386658	-6.13%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.840661	10.398616	5.67%	0
2019	9.523250	9.840661	3.33%	0
2018	10.196385	9.523250	-6.60%	0
2017	9.994467	10.196385	2.02%	0
2016	10.205891	9.994467	-2.07%	0
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.099664	15.846088	4.94%	0
2019	12.640061	15.099664	19.46%	0
2018	13.989596	12.640061	-9.65%	0
2017	12.355874	13.989596	13.22%	0
2016	11.375861	12.355874	8.61%	0
2015	11.638374	11.375861	-2.26%	0
2014	11.263944	11.638374	3.32%	0
2013	9.596364	11.263944	17.38%	0
2012	8.366416	9.596364	14.70%	0
2011	10.098400	8.366416	-17.15%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.907649	28.478271	29.99%	0
2019	16.777191	21.907649	30.58%	0
2018	18.355234	16.777191	-8.60%	0
2017	14.961818	18.355234	22.68%	0
2016	13.993559	14.961818	6.92%	0
2015	14.232413	13.993559	-1.68%	0
2014	12.794242	14.232413	11.24%	0
2013	9.961814	12.794242	28.43%	0
2012	8.743465	9.961814	13.93%	0
2011	9.287170	8.743465	-5.85%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.623720	20.632427	10.79%	0
2019	15.757704	18.623720	18.19%	0
2018	16.988478	15.757704	-7.24%	0
2017	15.092489	16.988478	12.56%	0
2016	14.199172	15.092489	6.29%	0
2015	14.414616	14.199172	-1.49%	0
2014	13.727791	14.414616	5.00%	0
2013	12.202341	13.727791	12.50%	0
2012	10.946724	12.202341	11.47%	0
2011	11.052074	10.946724	-0.95%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.295117	21.347436	0.25%	0
2019	17.489485	21.295117	21.76%	0
2018	19.888680	17.489485	-12.06%	0
2017	17.609329	19.888680	12.94%	0
2016	14.582469	17.609329	20.76%	0
2015	15.550580	14.582469	-6.23%	0
2014	14.685670	15.550580	5.89%	0
2013	11.203425	14.685670	31.08%	0
2012	9.857724	11.203425	13.65%	0
2011	10.472894	9.857724	-5.87%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.814887	20.402809	2.97%	0
2019	18.026175	19.814887	9.92%	0
2018	19.108535	18.026175	-5.66%	0
2017	18.278930	19.108535	4.54%	0
2016	15.806265	18.278930	15.64%	0
2015	16.724324	15.806265	-5.49%	0
2014	16.579506	16.724324	0.87%	0
2013	15.690718	16.579506	5.66%	0
2012	13.882475	15.690718	13.03%	0
2011	14.112888	13.882475	-1.63%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.723297	22.142712	-2.56%	0
2019	18.839260	22.723297	20.62%	0
2018	21.924087	18.839260	-14.07%	0
2017	21.485010	21.924087	2.04%	0
2016	17.245088	21.485010	24.59%	0
2015	18.767632	17.245088	-8.11%	0
2014	19.339988	18.767632	-2.96%	0
2013	14.367816	19.339988	34.61%	0
2012	12.218414	14.367816	17.59%	0
2011	13.016550	12.218414	-6.13%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.220024	23.831287	2.63%	0
2019	18.624639	23.220024	24.67%	0
2018	21.751453	18.624639	-14.38%	0
2017	19.439249	21.751453	11.89%	0
2016	15.584811	19.439249	24.73%	0
2015	16.992733	15.584811	-8.29%	0
2014	17.112788	16.992733	-0.70%	0
2013	13.044151	17.112788	31.19%	0
2012	11.319036	13.044151	15.24%	0
2011	12.434679	11.319036	-8.97%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.341317	27.682926	29.72%	0
2019	17.256662	21.341317	23.67%	0
2018	19.553956	17.256662	-11.75%	0
2017	16.236994	19.553956	20.43%	0
2016	14.543423	16.236994	11.64%	0
2015	14.973742	14.543423	-2.87%	0
2014	13.986255	14.973742	7.06%	0
2013	10.056461	13.986255	39.08%	0
2012	9.161734	10.056461	9.77%	0
2011	9.496453	9.161734	-3.52%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.253815	32.904757	35.67%	0
2019	18.404884	24.253815	31.78%	0
2018	19.411351	18.404884	-5.18%	0
2017	15.161377	19.411351	28.03%	0
2016	14.171342	15.161377	6.99%	0
2015	13.652210	14.171342	3.80%	0
2014	12.039678	13.652210	13.39%	0
2013	9.538489	12.039678	26.22%	0
2012	8.755796	9.538489	8.94%	0
2011	9.299778	8.755796	-5.85%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.769992	38.801999	39.73%	0
2019	20.686215	27.769992	34.24%	0
2018	21.875560	20.686215	-5.44%	0
2017	17.500306	21.875560	25.00%	0
2016	17.432481	17.500306	0.39%	0
2015	16.912565	17.432481	3.07%	0
2014	15.889609	16.912565	6.44%	0
2013	11.551056	15.889609	37.56%	0
2012	10.352386	11.551056	11.58%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	37.071264	49.825149	34.40%	0
2019	27.661578	37.071264	34.02%	0
2018	29.822551	27.661578	-7.25%	0
2017	23.894291	29.822551	24.81%	0
2016	24.828581	23.894291	-3.76%	0
2015	24.368801	24.828581	1.89%	0
2014	21.458529	24.368801	13.56%	0
2013	16.808524	21.458529	27.66%	0
2012	14.968992	16.808524	12.29%	0
2011	15.388727	14.968992	-2.73%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	37.665466	52.143518	38.44%	0
2019	27.466259	37.665466	37.13%	0
2018	29.723501	27.466259	-7.59%	0
2017	23.452810	29.723501	26.74%	0
2016	23.289459	23.452810	0.70%	0
2015	22.201494	23.289459	4.90%	0
2014	21.328823	22.201494	4.09%	0
2013	15.939683	21.328823	33.81%	0
2012	13.911443	15.939683	14.58%	0
2011	13.983946	13.911443	-0.52%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.632584	46.33%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.650921	33.472512	25.60%	0
2019	20.551425	26.650921	29.68%	0
2018	24.058572	20.551425	-14.58%	0
2017	17.889327	24.058572	34.49%	0
2016	18.164536	17.889327	-1.52%	0
2015	17.759462	18.164536	2.28%	0
2014	17.643816	17.759462	0.66%	0
2013	14.084525	17.643816	25.27%	0
2012	11.803936	14.084525	19.32%	0
2011	13.079901	11.803936	-9.76%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.430823	13.313492	-13.72%	0
2019	12.749374	15.430823	21.03%	0
2018	13.807243	12.749374	-7.66%	0
2017	12.411507	13.807243	11.25%	0
2016	12.360607	12.411507	0.41%	0
2015	12.750342	12.360607	-3.06%	0
2014	11.304810	12.750342	12.79%	0
2013	11.185154	11.304810	1.07%	0
2012	8.872454	11.185154	26.07%	0
2011	9.644185	8.872454	-8.00%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.914641	11.105230	1.75%	0
2019	10.010602	10.914641	9.03%	0
2018	10.642292	10.010602	-5.94%	0
2017	10.176541	10.642292	4.58%	0
2016	9.707376	10.176541	4.83%	0
2015	10.093391	9.707376	-3.82%	0
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	27.732747	31.234971	12.63%	0
2019	21.269985	27.732747	30.38%	0
2018	21.424006	21.269985	-0.72%	0
2017	18.796491	21.424006	13.98%	0
2016	21.573954	18.796491	-12.87%	0
2015	21.252548	21.573954	1.51%	0
2014	18.048134	21.252548	17.75%	0
2013	13.050510	18.048134	38.29%	0
2012	10.970491	13.050510	18.96%	0
2011	10.724895	10.970491	2.29%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	26.398117	29.611120	12.17%	0
2019	20.865468	26.398117	26.52%	0
2018	24.942126	20.865468	-16.34%	0
2017	20.606460	24.942126	21.04%	0
2016	21.035601	20.606460	-2.04%	0
2015	21.890660	21.035601	-3.91%	0
2014	22.173164	21.890660	-1.27%	0
2013	18.933657	22.173164	17.11%	0
2012	16.655248	18.933657	13.68%	0
2011	18.149100	16.655248	-8.23%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	32.194197	36.095942	12.12%	0
2019	24.770836	32.194197	29.97%	0
2018	27.331365	24.770836	-9.37%	0
2017	23.757185	27.331365	15.04%	0
2016	21.629631	23.757185	9.84%	0
2015	21.273293	21.629631	1.68%	0
2014	19.528940	21.273293	8.93%	0
2013	15.060940	19.528940	29.67%	0
2012	13.096753	15.060940	15.00%	0
2011	13.311181	13.096753	-1.61%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.307731	17.481388	7.20%	0
2019	13.254346	16.307731	23.04%	0
2018	15.238779	13.254346	-13.02%	0
2017	13.506692	15.238779	12.82%	0
2016	12.129177	13.506692	11.36%	0
2015	12.877667	12.129177	-5.81%	0
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.055029	26.027138	18.01%	0
2019	17.722352	22.055029	24.45%	0
2018	20.085835	17.722352	-11.77%	0
2017	17.880266	20.085835	12.34%	0
2016	15.391515	17.880266	16.17%	0
2015	16.622395	15.391515	-7.40%	0
2014	15.091695	16.622395	10.14%	0
2013	10.876023	15.091695	38.76%	0
2012	9.368203	10.876023	16.10%	15
2011	9.735621	9.368203	-3.77%	15
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.858347	12.932900	19.11%	0
2019	8.624239	10.858347	25.90%	0
2018	10.895617	8.624239	-20.85%	0
2017	8.756554	10.895617	24.43%	0
2016	9.146919	8.756554	-4.27%	0
2015	9.015644	9.146919	1.46%	0
2014*	10.000000	9.015644	-9.84%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.035638	34.777275	12.06%	0
2019	25.899757	31.035638	19.83%	0
2018	27.837394	25.899757	-6.96%	0
2017	23.918137	27.837394	16.39%	0
2016	24.946678	23.918137	-4.12%	0
2015	27.661144	24.946678	-9.81%	0
2014	29.673349	27.661144	-6.78%	0
2013	24.099106	29.673349	23.13%	0
2012	20.550976	24.099106	17.27%	0
2011	22.506313	20.550976	-8.69%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.566948	29.804258	4.33%	0
2019	26.109098	28.566948	9.41%	0
2018	27.109320	26.109098	-3.69%	0
2017	25.824187	27.109320	4.98%	0
2016	22.586805	25.824187	14.33%	0
2015	24.551151	22.586805	-8.00%	0
2014	24.483997	24.551151	0.27%	0
2013	22.517816	24.483997	8.73%	0
2012	19.289093	22.517816	16.74%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.602034	55.131976	46.62%	0
2019	27.702697	37.602034	35.73%	0
2018	28.172159	27.702697	-1.67%	0
2017	22.560848	28.172159	24.87%	0
2016	21.605385	22.560848	4.42%	0
2015	23.303703	21.605385	-7.29%	0
2014	21.954894	23.303703	6.14%	0
2013	17.171084	21.954894	27.86%	0
2012	15.367136	17.171084	11.74%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.434719	11.320374	8.49%	0
2019	9.704064	10.434719	7.53%	0
2018	9.991251	9.704064	-2.87%	0
2017	9.823881	9.991251	1.70%	0
2016	9.766197	9.823881	0.59%	0
2015*	10.000000	9.766197	-2.34%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.331435	37.392577	36.81%	0
2019	20.296207	27.331435	34.66%	0
2018	20.279545	20.296207	0.08%	0
2017	15.852974	20.279545	27.92%	0
2016	15.803069	15.852974	0.32%	0
2015	14.347335	15.803069	10.15%	0
2014	13.442355	14.347335	6.73%	0
2013	10.437203	13.442355	28.79%	0
2012	8.564033	10.437203	21.87%	0
2011	9.352218	8.564033	-8.43%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.938829	25.123597	48.32%	0
2019	11.886637	16.938829	42.50%	0
2018	11.972189	11.886637	-0.71%	0
2017	8.395455	11.972189	42.60%	0
2016	7.493592	8.395455	12.04%	0
2015	7.277358	7.493592	2.97%	0
2014	6.763459	7.277358	7.60%	0
2013	5.076707	6.763459	33.23%	0
2012	4.330243	5.076707	17.24%	0
2011	4.817615	4.330243	-10.12%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.276527	15.157283	14.17%	0
2019	10.648512	13.276527	24.68%	0
2018	12.753082	10.648512	-16.50%	0
2017	9.907730	12.753082	28.72%	0
2016	10.792305	9.907730	-8.20%	0
2015	12.026751	10.792305	-10.26%	0
2014	13.905104	12.026751	-13.51%	0
2013	12.365220	13.905104	12.45%	0
2012	11.103275	12.365220	11.37%	0
2011	16.676529	11.103275	-33.42%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.391013	31.990613	-1.24%	0
2019	25.968232	32.391013	24.73%	0
2018	29.936319	25.968232	-13.26%	0
2017	26.740857	29.936319	11.95%	0
2016	23.692742	26.740857	12.87%	0
2015	24.734804	23.692742	-4.21%	0
2014	21.837872	24.734804	13.27%	0
2013	16.774444	21.837872	30.19%	0
2012	14.162045	16.774444	18.45%	0
2011	14.087429	14.162045	0.53%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.335445	10.040360	-2.86%	0
2019	8.890569	10.335445	16.25%	0
2018	11.094857	8.890569	-19.87%	0
2017	8.820307	11.094857	25.79%	0
2016	7.421179	8.820307	18.85%	0
2015	9.434032	7.421179	-21.34%	0
2014*	10.000000	9.434032	-5.66%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.568835	11.172116	5.71%	0
2019	9.907472	10.568835	6.68%	0
2018	10.173897	9.907472	-2.62%	0
2017	9.954253	10.173897	2.21%	0
2016*	10.000000	9.954253	-0.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.478337	49.392565	43.26%	0
2019	24.801871	34.478337	39.02%	0
2018	25.647941	24.801871	-3.30%	0
2017	20.631108	25.647941	24.32%	0
2016	19.270120	20.631108	7.06%	0
2015	20.012898	19.270120	-3.71%	0
2014	21.986122	20.012898	-8.97%	0
2013	15.821877	21.986122	38.96%	0
2012	13.300254	15.821877	18.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.274866	30.749823	1.57%	0
2019	23.757289	30.274866	27.43%	0
2018	26.935502	23.757289	-11.80%	0
2017	23.325552	26.935502	15.48%	0
2016	20.833715	23.325552	11.96%	0
2015	21.372098	20.833715	-2.52%	0
2014	19.708839	21.372098	8.44%	0
2013	14.771217	19.708839	33.43%	0
2012	12.954465	14.771217	14.02%	0
2011	13.226366	12.954465	-2.06%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.835917	12.315349	13.65%	0
2019*	10.000000	10.835917	8.36%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.660488	25.620747	18.28%	0
2019	17.518591	21.660488	23.64%	0
2018	19.723043	17.518591	-11.18%	0
2017	15.804161	19.723043	24.80%	0
2016	15.466300	15.804161	2.18%	0
2015	14.783438	15.466300	4.62%	0
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.295475	32.95%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.607337	36.07%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.370997	15.243995	6.07%	0
2019	13.171577	14.370997	9.11%	0
2018	13.474689	13.171577	-2.25%	0
2017	12.888533	13.474689	4.55%	0
2016	12.343212	12.888533	4.42%	0
2015	12.626125	12.343212	-2.24%	0
2014	11.896903	12.626125	6.13%	0
2013	12.128803	11.896903	-1.91%	0
2012	11.263214	12.128803	7.69%	0
2011	10.833986	11.263214	3.96%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	48.156478	50.013496	3.86%	0
2019	42.834651	48.156478	12.42%	0
2018	46.784387	42.834651	-8.44%	0
2017	43.335101	46.784387	7.96%	0
2016	39.833450	43.335101	8.79%	0
2015	40.937936	39.833450	-2.70%	0
2014	40.420317	40.937936	1.28%	0
2013	45.016536	40.420317	-10.21%	0
2012	38.784080	45.016536	16.07%	0
2011	36.823282	38.784080	5.32%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.728526	11.375149	-3.01%	0
2019	9.321553	11.728526	25.82%	0
2018	10.285437	9.321553	-9.37%	0
2017	9.287187	10.285437	10.75%	0
2016	8.209095	9.287187	13.13%	0
2015*	10.000000	8.209095	-17.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.690032	20.398815	9.14%	0
2019	16.127919	18.690032	15.89%	0
2018	17.531953	16.127919	-8.01%	0
2017	15.344389	17.531953	14.26%	0
2016	14.769543	15.344389	3.89%	0
2015	16.035239	14.769543	-7.89%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.453110	33.371474	48.63%	0
2019	17.137282	22.453110	31.02%	0
2018	20.848825	17.137282	-17.80%	0
2017	16.845266	20.848825	23.77%	0
2016	17.489521	16.845266	-3.68%	0
2015	17.861704	17.489521	-2.08%	0
2014	18.337031	17.861704	-2.59%	0
2013	15.354892	18.337031	19.42%	0
2012	13.462265	15.354892	14.06%	0
2011	15.087208	13.462265	-10.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.296206	21.265488	10.21%	0
2019	16.235731	19.296206	18.85%	0
2018	17.365896	16.235731	-6.51%	0
2017	15.240492	17.365896	13.95%	0
2016	14.208866	15.240492	7.26%	0
2015	14.299178	14.208866	-0.63%	0
2014	13.840957	14.299178	3.31%	0
2013	11.409307	13.840957	21.31%	0
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.064110	12.963930	7.46%	0
2019	11.249684	12.064110	7.24%	0
2018	11.557677	11.249684	-2.66%	0
2017	11.379622	11.557677	1.56%	0
2016	11.265560	11.379622	1.01%	0
2015	11.475254	11.265560	-1.83%	0
2014	11.108794	11.475254	3.30%	0
2013	11.587676	11.108794	-4.13%	0
2012	11.219328	11.587676	3.28%	0
2011	10.783999	11.219328	4.04%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.811455	30.443345	27.85%	0
2019	17.954280	23.811455	32.62%	0
2018	20.146206	17.954280	-10.88%	0
2017	15.632004	20.146206	28.88%	0
2016	15.855794	15.632004	-1.41%	0
2015	15.124041	15.855794	4.84%	0
2014	15.092915	15.124041	0.21%	0
2013	11.923253	15.092915	26.58%	0
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.616445	38.187475	49.07%	0
2019	19.981370	25.616445	28.20%	0
2018	20.442305	19.981370	-2.25%	0
2017	16.255186	20.442305	25.76%	0
2016	15.145964	16.255186	7.32%	0
2015	14.462710	15.145964	4.72%	0
2014	13.600737	14.462710	6.34%	0
2013	10.664096	13.600737	27.54%	0
2012	9.231445	10.664096	15.52%	0
2011	9.842687	9.231445	-6.21%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.449601	22.754035	11.27%	0
2019	16.537434	20.449601	23.66%	0
2018	17.183320	16.537434	-3.76%	0
2017	14.321589	17.183320	19.98%	0
2016	13.101235	14.321589	9.31%	0
2015	13.171150	13.101235	-0.53%	0
2014	12.143349	13.171150	8.46%	0
2013	9.280938	12.143349	30.84%	0
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.374405	19.838424	2.40%	0
2019	18.035779	19.374405	7.42%	0
2018	18.770841	18.035779	-3.92%	0
2017	17.939386	18.770841	4.63%	0
2016	16.779393	17.939386	6.91%	0
2015	17.559771	16.779393	-4.44%	0
2014	17.178160	17.559771	2.22%	0
2013	17.656018	17.178160	-2.71%	0
2012	15.985585	17.656018	10.45%	74
2011	15.390983	15.985585	3.86%	167
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	29.766131	32.322673	8.59%	0
2019	23.394059	29.766131	27.24%	0
2018	23.777338	23.394059	-1.61%	0
2017	20.048202	23.777338	18.60%	0
2016	18.290183	20.048202	9.61%	0
2015	18.415329	18.290183	-0.68%	0
2014	16.687582	18.415329	10.35%	0
2013	12.935602	16.687582	29.01%	0
2012	11.510291	12.935602	12.38%	0
2011	11.635530	11.510291	-1.08%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	26.492608	27.014762	1.97%	0
2019	21.147638	26.492608	25.27%	0
2018	23.175114	21.147638	-8.75%	0
2017	19.958967	23.175114	16.11%	0
2016	17.205108	19.958967	16.01%	0
2015	18.660310	17.205108	-7.80%	0
2014	17.371104	18.660310	7.42%	0
2013	13.014897	17.371104	33.47%	0
2012	11.165367	13.014897	16.56%	77
2011	11.616664	11.165367	-3.88%	77

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.954994	13.474995	12.71%	0
2019	10.569705	11.954994	13.11%	0
2018	11.736770	10.569705	-9.94%	0
2017	10.070634	11.736770	16.54%	0
2016*	10.000000	10.070634	0.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.382124	18.144613	10.76%	0
2019	13.430483	16.382124	21.98%	0
2018	15.293500	13.430483	-12.18%	0
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.701469	15.866600	7.93%	0
2019	12.859878	14.701469	14.32%	0
2018	13.939075	12.859878	-7.74%	0
2017	12.641582	13.939075	10.26%	0
2016	12.107042	12.641582	4.42%	0
2015	12.435649	12.107042	-2.64%	0
2014	12.117125	12.435649	2.63%	0
2013	10.739944	12.117125	12.82%	0
2012	9.827937	10.739944	9.28%	0
2011	10.123577	9.827937	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.832681	17.365838	9.68%	0
2019	13.381603	15.832681	18.32%	0
2018	14.808819	13.381603	-9.64%	0
2017	12.994971	14.808819	13.96%	0
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	0
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.875798	13.631799	5.87%	0
2019	11.823523	12.875798	8.90%	0
2018	12.338275	11.823523	-4.17%	0
2017	11.788755	12.338275	4.66%	0
2016	11.451654	11.788755	2.94%	0
2015	11.723899	11.451654	-2.32%	0
2014	11.529829	11.723899	1.68%	0
2013	11.166474	11.529829	3.25%	0
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.310105	12.723865	3.36%	0
2019	10.988105	12.310105	12.03%	0
2018	12.009977	10.988105	-8.51%	0
2017	10.634430	12.009977	12.93%	0
2016	10.237978	10.634430	3.87%	0
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.806455	13.528967	5.64%	0
2019	11.276391	12.806455	13.57%	0
2018	12.333131	11.276391	-8.57%	0
2017	10.640101	12.333131	15.91%	0
2016	10.180195	10.640101	4.52%	0
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.316910	16.682973	8.92%	0
2019	13.175352	15.316910	16.25%	0
2018	14.412127	13.175352	-8.58%	0
2017	12.850669	14.412127	12.15%	0
2016	12.234537	12.850669	5.04%	0
2015	12.567429	12.234537	-2.65%	0
2014	12.213602	12.567429	2.90%	0
2013	10.536222	12.213602	15.92%	0
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.092953	17.776923	10.46%	0
2019	13.380078	16.092953	20.28%	0
2018	15.026958	13.380078	-10.96%	0
2017	12.933574	15.026958	16.19%	0
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.185568	15.222584	7.31%	0
2019	12.612433	14.185568	12.47%	0
2018	13.459795	12.612433	-6.30%	0
2017	12.447526	13.459795	8.13%	0
2016	11.933614	12.447526	4.31%	0
2015	12.258239	11.933614	-2.65%	0
2014	11.968960	12.258239	2.42%	0
2013	10.934659	11.968960	9.46%	0
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.243873	15.776940	3.50%	0
2019	13.772071	15.243873	10.69%	0
2018	16.602115	13.772071	-17.05%	0
2017	13.747984	16.602115	20.76%	0
2016	13.816837	13.747984	-0.50%	0
2015	14.611837	13.816837	-5.44%	0
2014	16.166548	14.611837	-9.62%	0
2013	13.680366	16.166548	18.17%	0
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.453051	14.166058	5.30%	0
2019	12.549464	13.453051	7.20%	0
2018	12.808343	12.549464	-2.02%	0
2017	12.467850	12.808343	2.73%	0
2016	12.027027	12.467850	3.67%	0
2015	12.311261	12.027027	-2.31%	0
2014	11.909386	12.311261	3.37%	0
2013	12.338903	11.909386	-3.48%	0
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.922442	14.938163	7.30%	0
2019	12.910242	13.922442	7.84%	0
2018	13.314864	12.910242	-3.04%	0
2017	13.039576	13.314864	2.11%	0
2016	12.823240	13.039576	1.69%	0
2015	13.099503	12.823240	-2.11%	0
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.565858	10.785884	2.08%	0
2019	10.074180	10.565858	4.88%	0
2018*	10.000000	10.074180	0.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.405219	27.208197	11.49%	0
2019	20.173178	24.405219	20.98%	0
2018	24.827369	20.173178	-18.75%	0
2017	17.829773	24.827369	39.25%	0
2016	16.820841	17.829773	6.00%	0
2015	20.349601	16.820841	-17.34%	0
2014	21.885691	20.349601	-7.02%	0
2013	22.076943	21.885691	-0.87%	0
2012	19.141077	22.076943	15.34%	0
2011	25.058833	19.141077	-23.62%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.179057	25.223381	4.32%	0
2019	21.415407	24.179057	12.90%	0
2018	22.438499	21.415407	-4.56%	0
2017	21.359092	22.438499	5.05%	0
2016	19.013755	21.359092	12.33%	0
2015	19.840246	19.013755	-4.17%	0
2014	19.661418	19.840246	0.91%	0
2013	18.661326	19.661418	5.36%	0
2012	16.555539	18.661326	12.72%	0
2011	16.205416	16.555539	2.16%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.498823	16.178530	4.39%	0
2019	14.821473	15.498823	4.57%	0
2018	15.071041	14.821473	-1.66%	0
2017	15.002718	15.071041	0.46%	0
2016	15.133747	15.002718	-0.87%	0
2015	15.396576	15.133747	-1.71%	0
2014	14.963244	15.396576	2.90%	0
2013	15.849345	14.963244	-5.59%	0
2012	15.629915	15.849345	1.40%	0
2011	14.808948	15.629915	5.54%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.111727	9.974166	-1.36%	0
2019	10.096292	10.111727	0.15%	0
2018	10.120621	10.096292	-0.24%	0
2017	10.241568	10.120621	-1.18%	0
2016	10.406845	10.241568	-1.59%	0
2015	10.576054	10.406845	-1.60%	0
2014	10.748021	10.576054	-1.60%	0
2013	10.922779	10.748021	-1.60%	0
2012	11.100873	10.922779	-1.60%	0
2011	11.280871	11.100873	-1.60%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.410078	16.368772	6.22%	0
2019	13.146828	15.410078	17.22%	0
2018	15.633728	13.146828	-15.91%	0
2017	12.465082	15.633728	25.42%	0
2016	12.558089	12.465082	-0.74%	0
2015	13.164777	12.558089	-4.61%	0
2014	13.439125	13.164777	-2.04%	0
2013	11.590653	13.439125	15.95%	0
2012	10.189196	11.590653	13.75%	0
2011	11.475116	10.189196	-11.21%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.355035	11.969682	5.41%	0
2019	9.521015	11.355035	19.26%	0
2018	11.268607	9.521015	-15.51%	0
2017	9.201033	11.268607	22.47%	0
2016	9.301580	9.201033	-1.08%	0
2015	9.585993	9.301580	-2.97%	0
2014	10.384440	9.585993	-7.69%	0
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.861138	27.598713	11.01%	0
2019	20.419407	24.861138	21.75%	0
2018	22.769543	20.419407	-10.32%	0
2017	19.537941	22.769543	16.54%	0
2016	18.137522	19.537941	7.72%	0
2015	18.618292	18.137522	-2.58%	0
2014	18.022544	18.618292	3.31%	0
2013	14.393605	18.022544	25.21%	0
2012	12.621030	14.393605	14.04%	0
2011	13.350715	12.621030	-5.47%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.234053	19.630029	7.66%	0
2019	16.065825	18.234053	13.50%	0
2018	17.160723	16.065825	-6.38%	0
2017	15.692285	17.160723	9.36%	0
2016	15.001263	15.692285	4.61%	0
2015	15.271717	15.001263	-1.77%	0
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.212684	24.396897	9.83%	0
2019	18.820865	22.212684	18.02%	0
2018	20.451985	18.820865	-7.98%	0
2017	18.102804	20.451985	12.98%	0
2016	17.074860	18.102804	6.02%	0
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.939993	15.688157	5.01%	0
2019	13.861498	14.939993	7.78%	0
2018	14.346851	13.861498	-3.38%	0
2017	13.795536	14.346851	4.00%	0
2016	13.445935	13.795536	2.60%	0
2015	13.628485	13.445935	-1.34%	0
2014	13.331440	13.628485	2.23%	0
2013	12.923764	13.331440	3.15%	0
2012	12.488088	12.923764	3.49%	0
2011	12.329323	12.488088	1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.306977	12.662322	2.89%	0
2019	11.068377	12.306977	11.19%	0
2018	11.919943	11.068377	-7.14%	0
2017	10.622731	11.919943	12.21%	0
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.886701	13.482935	4.63%	0
2019	11.363487	12.886701	13.40%	0
2018	12.293590	11.363487	-7.57%	0
2017	10.681078	12.293590	15.10%	0
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.601853	22.369318	8.58%	0
2019	17.781487	20.601853	15.86%	0
2018	19.160568	17.781487	-7.20%	0
2017	17.242331	19.160568	11.13%	0
2016	16.353768	17.242331	5.43%	0
2015	16.675502	16.353768	-1.93%	0
2014	16.111865	16.675502	3.50%	0
2013	14.039404	16.111865	14.76%	0
2012	12.876064	14.039404	9.03%	0
2011	13.090279	12.876064	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.387544	25.850612	10.53%	0
2019	19.509287	23.387544	19.88%	0
2018	21.488681	19.509287	-9.21%	0
2017	18.715563	21.488681	14.82%	0
2016	17.532063	18.715563	6.75%	0
2015	17.948138	17.532063	-2.32%	0
2014	17.378519	17.948138	3.28%	0
2013	14.431578	17.378519	20.42%	0
2012	12.892708	14.431578	11.94%	0
2011	13.386601	12.892708	-3.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.928244	19.150205	6.82%	0
2019	16.055025	17.928244	11.67%	0
2018	16.950111	16.055025	-5.28%	0
2017	15.772136	16.950111	7.47%	0
2016	15.163137	15.772136	4.02%	0
2015	15.414410	15.163137	-1.63%	0
2014	14.956216	15.414410	3.06%	0
2013	13.755720	14.956216	8.73%	0
2012	12.939592	13.755720	6.31%	0
2011	12.883786	12.939592	0.43%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.452307	11.017861	5.41%	0
2019*	10.000000	10.452307	4.52%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.752544	12.248022	13.91%	0
2019*	10.000000	10.752544	7.53%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.135258	29.615770	28.01%	0
2019	18.012292	23.135258	28.44%	0
2018	18.888046	18.012292	-4.64%	0
2017	14.741613	18.888046	28.13%	0
2016	14.659628	14.741613	0.56%	0
2015	14.403325	14.659628	1.78%	0
2014	13.254315	14.403325	8.67%	0
2013	9.996772	13.254315	32.59%	0
2012	8.731647	9.996772	14.49%	53
2011	9.138925	8.731647	-4.46%	53
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.939589	13.635524	5.38%	0
2019	11.053176	12.939589	17.07%	0
2018	11.802874	11.053176	-6.35%	0
2017	10.203256	11.802874	15.68%	0
2016	9.552209	10.203256	6.82%	0
2015	9.930687	9.552209	-3.81%	0
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.889292	15.673888	5.27%	0
2019	12.404517	14.889292	20.03%	0
2018	12.940561	12.404517	-4.14%	0
2017	10.805847	12.940561	19.76%	0
2016	9.978700	10.805847	8.29%	0
2015	10.126626	9.978700	-1.46%	0
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.895286	45.505734	17.00%	0
2019	28.723143	38.895286	35.41%	0
2018	29.569217	28.723143	-2.86%	0
2017	23.602136	29.569217	25.28%	0
2016	23.144166	23.602136	1.98%	0
2015	22.380650	23.144166	3.41%	0
2014	20.904961	22.380650	7.06%	0
2013	15.540760	20.904961	34.52%	0
2012	13.307463	15.540760	16.78%	114
2011	13.832370	13.307463	-3.79%	114

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.800535	29.761415	-0.13%	0
2019	23.855210	29.800535	24.92%	0
2018	26.745682	23.855210	-10.81%	0
2017	25.009609	26.745682	6.94%	0
2016	21.102132	25.009609	18.52%	0
2015	22.403127	21.102132	-5.81%	0
2014	20.126996	22.403127	11.31%	0
2013	15.507422	20.126996	29.79%	0
2012	13.744802	15.507422	12.82%	0
2011	13.878093	13.744802	-0.96%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.797466	17.97%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.792880	17.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	57.930189	64.479292	11.31%	0
2019	46.853495	57.930189	23.64%	0
2018	53.737374	46.853495	-12.81%	0
2017	47.166155	53.737374	13.93%	0
2016	39.846321	47.166155	18.37%	0
2015	41.547154	39.846321	-4.09%	0
2014	38.587614	41.547154	7.67%	0
2013	29.474141	38.587614	30.92%	0
2012	25.499029	29.474141	15.59%	6
2011	26.589338	25.499029	-4.10%	43
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.046382	21.445289	-2.73%	0
2019	18.090869	22.046382	21.86%	0
2018	21.172012	18.090869	-14.55%	0
2017	18.899743	21.172012	12.02%	0
2016	16.332646	18.899743	15.72%	0
2015	17.091435	16.332646	-4.44%	0
2014	14.843036	17.091435	15.15%	0
2013	11.117741	14.843036	33.51%	0
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	33.316864	46.188856	38.64%	0
2019	24.948731	33.316864	33.54%	0
2018	27.543787	24.948731	-9.42%	0
2017	22.405613	27.543787	22.93%	0
2016	21.022986	22.405613	6.58%	0
2015	21.204510	21.022986	-0.86%	0
2014	20.960019	21.204510	1.17%	0
2013	14.762360	20.960019	41.98%	0
2012	13.225715	14.762360	11.62%	0
2011	13.528039	13.225715	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	60.309508	62.402218	3.47%	0
2019	51.503979	60.309508	17.10%	0
2018	63.032614	51.503979	-18.29%	0
2017	58.731580	63.032614	7.32%	0
2016	47.393422	58.731580	23.92%	0
2015	51.250733	47.393422	-7.53%	0
2014	48.666654	51.250733	5.31%	0
2013	35.226020	48.666654	38.16%	0
2012	29.723083	35.226020	18.51%	0
2011	31.818823	29.723083	-6.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	54.795443	66.152705	20.73%	0
2019	44.319284	54.795443	23.64%	0
2018	51.558188	44.319284	-14.04%	0
2017	46.167248	51.558188	11.68%	0
2016	38.194997	46.167248	20.87%	0
2015	39.461390	38.194997	-3.21%	0
2014	39.778834	39.461390	-0.80%	0
2013	28.689353	39.778834	38.65%	0
2012	25.243514	28.689353	13.65%	0
2011	27.163192	25.243514	-7.07%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.586369	23.001800	11.73%	0
2019	16.335437	20.586369	26.02%	0
2018	17.433405	16.335437	-6.30%	0
2017	14.189322	17.433405	22.86%	0
2016	12.692875	14.189322	11.79%	0
2015	13.040063	12.692875	-2.66%	0
2014	12.431672	13.040063	4.89%	0
2013	8.784400	12.431672	41.52%	0
2012	7.634174	8.784400	15.07%	0
2011	8.777979	7.634174	-13.03%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.891637	17.732910	11.59%	0
2019	12.608686	15.891637	26.04%	0
2018	13.490418	12.608686	-6.54%	0
2017	10.988380	13.490418	22.77%	0
2016*	10.000000	10.988380	9.88%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.305310	23.765389	11.55%	0
2019	17.182869	21.305310	23.99%	0
2018	18.537314	17.182869	-7.31%	0
2017	15.881031	18.537314	16.73%	0
2016	14.656493	15.881031	8.35%	0
2015	14.943210	14.656493	-1.92%	0
2014	13.730383	14.943210	8.83%	0
2013	10.055422	13.730383	36.55%	0
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.729162	16.505720	-6.90%	0
2019	13.785058	17.729162	28.61%	0
2018	14.582494	13.785058	-5.47%	0
2017	13.914844	14.582494	4.80%	0
2016	13.172447	13.914844	5.64%	0
2015	14.144423	13.172447	-6.87%	0
2014	11.152817	14.144423	26.82%	0
2013	10.999223	11.152817	1.40%	0
2012	9.654362	10.999223	13.93%	24
2011	9.212138	9.654362	4.80%	70
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.268059	32.68%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.332256	23.578445	15.97%	0
2019	15.792487	20.332256	28.75%	0
2018	16.873020	15.792487	-6.40%	0
2017	14.144470	16.873020	19.29%	0
2016	12.903330	14.144470	9.62%	0
2015	12.990655	12.903330	-0.67%	0
2014	11.675089	12.990655	11.27%	0
2013*	10.000000	11.675089	16.75%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.380358	10.503532	1.19%	0
2019	10.134906	10.380358	2.42%	0
2018	10.216813	10.134906	-0.80%	0
2017	10.221076	10.216813	-0.04%	0
2016	10.134303	10.221076	0.86%	0
2015	10.334346	10.134303	-1.94%	0
2014	10.450771	10.334346	-1.11%	0
2013	10.609527	10.450771	-1.50%	0
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.314187	20.328494	17.41%	0
2019	14.081052	17.314187	22.96%	0
2018	16.142471	14.081052	-12.77%	0
2017	14.366826	16.142471	12.36%	0
2016	12.078820	14.366826	18.94%	0
2015	12.905266	12.078820	-6.40%	0
2014	12.544163	12.905266	2.88%	0
2013*	10.000000	12.544163	25.44%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.153892	36.658820	58.33%	0
2019	17.143620	23.153892	35.06%	0
2018	18.705561	17.143620	-8.35%	0
2017	14.881087	18.705561	25.70%	0
2016	14.204034	14.881087	4.77%	0
2015	14.461772	14.204034	-1.78%	0
2014	14.126918	14.461772	2.37%	0
2013	10.332508	14.126918	36.72%	0
2012	9.138851	10.332508	13.06%	0
2011	9.697319	9.138851	-5.76%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.419156	19.822807	37.48%	0
2019	11.060891	14.419156	30.36%	0
2018	12.030802	11.060891	-8.06%	0
2017	9.814993	12.030802	22.58%	0
2016	9.575643	9.814993	2.50%	0
2015*	10.000000	9.575643	-4.24%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.128075	10.310637	1.80%	0
2019	9.926775	10.128075	2.03%	0
2018	9.987119	9.926775	-0.60%	0
2017	10.059406	9.987119	-0.72%	0
2016	10.099391	10.059406	-0.40%	0
2015	10.244781	10.099391	-1.42%	0
2014	10.348249	10.244781	-1.00%	0
2013	10.452043	10.348249	-0.99%	0
2012	10.154782	10.452043	2.93%	0
2011	10.289725	10.154782	-1.31%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.384176	33.393827	17.65%	0
2019	22.914284	28.384176	23.87%	0
2018	24.703525	22.914284	-7.24%	0
2017	21.197437	24.703525	16.54%	0
2016	19.607452	21.197437	8.11%	0
2015	20.019094	19.607452	-2.06%	0
2014	18.431106	20.019094	8.62%	0
2013	13.612073	18.431106	35.40%	0
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.698352	12.421487	6.18%	0
2019	10.639140	11.698352	9.96%	0
2018	11.436018	10.639140	-6.97%	0
2017	10.250117	11.436018	11.57%	0
2016	9.225722	10.250117	11.10%	0
2015	10.324354	9.225722	-10.64%	0
2014	10.444724	10.324354	-1.15%	0
2013	10.602967	10.444724	-1.49%	0
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.825820	12.402276	4.87%	0
2019	10.482205	11.825820	12.82%	0
2018	11.193727	10.482205	-6.36%	0
2017	10.361826	11.193727	8.03%	0
2016	9.300913	10.361826	11.41%	0
2015	9.681128	9.300913	-3.93%	0
2014*	10.000000	9.681128	-3.19%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.712590	12.754023	8.89%	0
2019	11.132906	11.712590	5.21%	0
2018	11.795411	11.132906	-5.62%	0
2017	10.824681	11.795411	8.97%	0
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	0
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.246072	11.385902	1.24%	0
2019	10.997420	11.246072	2.26%	0
2018	11.150787	10.997420	-1.38%	0
2017	11.191469	11.150787	-0.36%	0
2016	11.226438	11.191469	-0.31%	0
2015	11.385207	11.226438	-1.39%	0
2014	11.484399	11.385207	-0.86%	0
2013	11.698304	11.484399	-1.83%	0
2012	11.242559	11.698304	4.05%	0
2011	11.310867	11.242559	-0.60%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.800751	15.170960	9.93%	0
2019	12.934141	13.800751	6.70%	0
2018	13.443110	12.934141	-3.79%	0
2017	13.178491	13.443110	2.01%	0
2016	12.731797	13.178491	3.51%	0
2015	13.298496	12.731797	-4.26%	0
2014	13.109475	13.298496	1.44%	0
2013	14.675302	13.109475	-10.67%	0
2012	13.713953	14.675302	7.01%	0
2011	12.480064	13.713953	9.89%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.248143	10.300015	0.51%	0
2019	10.141336	10.248143	1.05%	0
2018	10.162124	10.141336	-0.20%	0
2017	10.094215	10.162124	0.67%	0
2016*	10.000000	10.094215	0.94%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.969528	17.071497	6.90%	0
2019	14.977803	15.969528	6.62%	0
2018	15.304683	14.977803	-2.14%	0
2017	14.823322	15.304683	3.25%	0
2016	14.669696	14.823322	1.05%	0
2015	14.843583	14.669696	-1.17%	0
2014	14.467064	14.843583	2.60%	0
2013	14.995555	14.467064	-3.52%	0
2012	13.905112	14.995555	7.84%	0
2011	13.638954	13.905112	1.95%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.376125	12.149091	6.79%	0
2019	10.680267	11.376125	6.52%	0
2018	10.924265	10.680267	-2.23%	0
2017	10.591226	10.924265	3.14%	0
2016	10.491897	10.591226	0.95%	0
2015	10.626842	10.491897	-1.27%	0
2014	10.367567	10.626842	2.50%	0
2013	10.756996	10.367567	-3.62%	0
2012	9.983857	10.756996	7.74%	0
2011*	10.000000	9.983857	-0.16%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.981413	13.215703	10.30%	0
2019	9.729065	11.981413	23.15%	0
2018	12.224835	9.729065	-20.42%	0
2017	9.814312	12.224835	24.56%	0
2016*	10.000000	9.814312	-1.86%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.476569	34.77%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.876434	28.76%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.270480	17.383350	21.81%	0
2019	12.130837	14.270480	17.64%	0
2018	13.555378	12.130837	-10.51%	0
2017	13.096146	13.555378	3.51%	0
2016	11.117089	13.096146	17.80%	0
2015	12.905720	11.117089	-13.86%	0
2014	13.602357	12.905720	-5.12%	0
2013	11.425630	13.602357	19.05%	0
2012	10.791201	11.425630	5.88%	0
2011	12.476174	10.791201	-13.51%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.112005	54.838878	27.20%	0
2019	34.061263	43.112005	26.57%	0
2018	34.324050	34.061263	-0.77%	0
2017	27.398763	34.324050	25.28%	0
2016	31.184755	27.398763	-12.14%	0
2015	28.177929	31.184755	10.67%	0
2014	21.822141	28.177929	29.13%	0
2013	14.734130	21.822141	48.11%	0
2012	11.430744	14.734130	28.90%	0
2011	10.523301	11.430744	8.62%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	65.334311	75.378279	15.37%	0
2019	50.841202	65.334311	28.51%	0
2018	67.534450	50.841202	-24.72%	0
2017	45.439029	67.534450	48.63%	0
2016	46.128489	45.439029	-1.49%	0
2015	54.505588	46.128489	-15.37%	0
2014	55.622802	54.505588	-2.01%	0
2013	50.461538	55.622802	10.23%	0
2012	39.507337	50.461538	27.73%	0
2011	54.064138	39.507337	-26.93%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.694838	6.658767	16.93%	0
2019	5.188386	5.694838	9.76%	0
2018	7.367245	5.188386	-29.57%	0
2017	7.637256	7.367245	-3.54%	0
2016	5.411695	7.637256	41.13%	0
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	26.124287	30.619304	17.21%	0
2019	23.732281	26.124287	10.08%	0
2018	33.630455	23.732281	-29.43%	0
2017	34.766086	33.630455	-3.27%	0
2016	24.584035	34.766086	41.42%	0
2015	37.540671	24.584035	-34.51%	0
2014	47.161318	37.540671	-20.40%	0
2013	43.360592	47.161318	8.77%	0
2012	42.624120	43.360592	1.73%	0
2011	51.845154	42.624120	-17.79%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.772559	10.435925	-3.12%	0
2019*	10.000000	10.772559	7.73%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.602447	55.277119	55.26%	0
2019	28.984679	35.602447	22.83%	0
2018	29.078072	28.984679	-0.32%	0
2017	23.478369	29.078072	23.85%	0
2016	22.143667	23.478369	6.03%	0
2015	23.171692	22.143667	-4.44%	0
2014	23.999159	23.171692	-3.45%	0
2013	16.234487	23.999159	47.83%	0
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.097471	13.507480	3.13%	0
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.764041	33.207287	1.35%	0
2019	27.784030	32.764041	17.92%	0
2018	33.354678	27.784030	-16.70%	0
2017	30.051069	33.354678	10.99%	0
2016	24.483675	30.051069	22.74%	0
2015	26.397570	24.483675	-7.25%	0
2014	24.636453	26.397570	7.15%	0
2013	18.199975	24.636453	35.37%	0
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.512281	14.559092	7.75%	0
2019	12.615844	13.512281	7.11%	0
2018	13.200773	12.615844	-4.43%	0
2017	12.946281	13.200773	1.97%	0
2016	12.609643	12.946281	2.67%	0
2015	13.145664	12.609643	-4.08%	0
2014	12.939239	13.145664	1.60%	0
2013	14.375290	12.939239	-9.99%	0
2012	13.611707	14.375290	5.61%	0
2011	12.384804	13.611707	9.91%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	29.192827	32.101580	9.96%	0
2019	23.947295	29.192827	21.90%	0
2018	26.147039	23.947295	-8.41%	0
2017	22.064198	26.147039	18.50%	0
2016	19.767858	22.064198	11.62%	0
2015	21.296525	19.767858	-7.18%	0
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	21.917648	27.134758	23.80%	0
2019	17.353358	21.917648	26.30%	0
2018	20.814434	17.353358	-16.63%	0
2017	16.129127	20.814434	29.05%	0
2016	17.353149	16.129127	-7.05%	0
2015	17.511528	17.353149	-0.90%	0
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.113655	26.989030	-0.46%	0
2019	21.346035	27.113655	27.02%	0
2018	24.902750	21.346035	-14.28%	0
2017	22.668395	24.902750	9.86%	0
2016	18.759978	22.668395	20.83%	0
2015	19.352003	18.759978	-3.06%	0
2014	16.900973	19.352003	14.50%	0
2013	13.207044	16.900973	27.97%	0
2012	11.544189	13.207044	14.40%	0
2011	11.819444	11.544189	-2.33%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	39.878319	39.603474	-0.69%	0
2019	31.918359	39.878319	24.94%	0
2018	35.726136	31.918359	-10.66%	0
2017	33.401916	35.726136	6.96%	0
2016	28.187789	33.401916	18.50%	0
2015	29.818974	28.187789	-5.47%	0
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	20.989821	27.344792	173.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.596984	12.205428	5.25%	0
2019	10.265802	11.596984	12.97%	0
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.476434	11.183838	6.75%	0
2019	9.759481	10.476434	7.35%	0
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.545462	14.816200	1.86%	0
2019	11.603125	14.545462	25.36%	0
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.591165	20.883788	18.72%	0
2019	15.189333	17.591165	15.81%	0
2018	16.712206	15.189333	-9.11%	0
2017	14.943288	16.712206	11.84%	0
2016	14.636371	14.943288	2.10%	0
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	0
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.641343	36.605800	8.81%	0
2019	27.988651	33.641343	20.20%	0
2018	31.267371	27.988651	-10.49%	0
2017	28.282460	31.267371	10.55%	0
2016	22.871418	28.282460	23.66%	0
2015	23.809805	22.871418	-3.94%	0
2014	23.029788	23.809805	3.39%	0
2013	16.640715	23.029788	38.39%	0
2012	14.619211	16.640715	13.83%	0
2011	14.780793	14.619211	-1.09%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	32.724395	37.980334	16.06%	0
2019	25.363876	32.724395	29.02%	0
2018	27.045498	25.363876	-6.22%	0
2017	22.624598	27.045498	19.54%	0
2016	20.592346	22.624598	9.87%	0
2015	20.708562	20.592346	-0.56%	0
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.677424	31.351165	22.10%	0
2019	19.431681	25.677424	32.14%	0
2018	20.669420	19.431681	-5.99%	0
2017	18.221165	20.669420	13.44%	0
2016	16.784834	18.221165	8.56%	0
2015	17.629661	16.784834	-4.79%	0
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	32.243647	39.224042	21.65%	0
2019	24.089052	32.243647	33.85%	0
2018	26.297493	24.089052	-8.40%	0
2017	20.997999	26.297493	25.24%	0
2016	19.785458	20.997999	6.13%	0
2015	20.626571	19.785458	-4.08%	0
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	0
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.958724	16.315835	-3.79%	0
2019	13.500849	16.958724	25.61%	0
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.861837	10.896178	0.32%	0
2019	10.313958	10.861837	5.31%	0
2018	10.496970	10.313958	-1.74%	0
2017	10.317425	10.496970	1.74%	0
2016	9.628675	10.317425	7.15%	0
2015	9.888323	9.628675	-2.63%	0
2014*	10.000000	9.888323	-1.12%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.388594	19.553587	6.34%	0
2019	17.083753	18.388594	7.64%	0
2018	17.475567	17.083753	-2.24%	0
2017	17.078720	17.475567	2.32%	0
2016	16.724858	17.078720	2.12%	0
2015	17.046953	16.724858	-1.89%	0
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	0
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.729310	18.492326	10.54%	0
2019	14.663854	16.729310	14.09%	0
2018	15.549476	14.663854	-5.70%	0
2017	13.991882	15.549476	11.13%	0
2016	13.512821	13.991882	3.55%	0
2015	13.782506	13.512821	-1.96%	0
2014	13.429615	13.782506	2.63%	0
2013	12.042126	13.429615	11.52%	0
2012	10.963498	12.042126	9.84%	0
2011	11.178791	10.963498	-1.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.448937	19.720788	13.02%	0
2019	14.783607	17.448937	18.03%	0
2018	15.988712	14.783607	-7.54%	0
2017	13.957265	15.988712	14.55%	0
2016	13.382146	13.957265	4.30%	0
2015	13.656702	13.382146	-2.01%	0
2014	13.267015	13.656702	2.94%	0
2013	11.633446	13.267015	14.04%	0
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.724585	21.501609	14.83%	0
2019	15.307600	18.724585	22.32%	0
2018	16.898245	15.307600	-9.41%	0
2017	14.220502	16.898245	18.83%	0
2016	13.573400	14.220502	4.77%	0
2015	13.847648	13.573400	-1.98%	0
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.638857	16.381969	20.11%	0
2019	11.173204	13.638857	22.07%	0
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	46.203494	59.269594	28.28%	0
2019	35.738912	46.203494	29.28%	0
2018	38.863105	35.738912	-8.04%	0
2017	32.450869	38.863105	19.76%	0
2016	30.574740	32.450869	6.14%	0
2015	30.915249	30.574740	-1.10%	0
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	35.314340	45.232750	28.09%	0
2019	27.352302	35.314340	29.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.039826	5.307011	-33.99%	0
2019	7.443450	8.039826	8.01%	0
2018	10.060980	7.443450	-26.02%	0
2017	10.521292	10.060980	-4.38%	0
2016	8.012607	10.521292	31.31%	0
2015	10.280416	8.012607	-22.06%	0
2014	11.982777	10.280416	-14.21%	0
2013	9.814082	11.982777	22.10%	0
2012	9.528029	9.814082	3.00%	0
2011	10.218924	9.528029	-6.76%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	29.530966	30.944784	4.79%	0
2019	23.582477	29.530966	25.22%	0
2018	26.179613	23.582477	-9.92%	0
2017	23.596135	26.179613	10.95%	0
2016	20.347994	23.596135	15.96%	0
2015	21.571362	20.347994	-5.67%	0
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	0
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	33.551430	55.600879	65.72%	0
2019	24.246401	33.551430	38.38%	0
2018	21.946055	24.246401	10.48%	0
2017	16.601874	21.946055	32.19%	0
2016	16.838050	16.601874	-1.40%	0
2015	16.230849	16.838050	3.74%	0
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	35.505461	50.197437	41.38%	0
2019	26.903995	35.505461	31.97%	0
2018	27.433514	26.903995	-1.93%	0
2017	20.660497	27.433514	32.78%	0
2016	20.857321	20.660497	-0.94%	0
2015	19.810096	20.857321	5.29%	0
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.718624	18.897412	0.96%	0
2019	16.561605	18.718624	13.02%	0
2018	17.470019	16.561605	-5.20%	0
2017	16.589255	17.470019	5.31%	0
2016	14.747235	16.589255	12.49%	0
2015	15.579805	14.747235	-5.34%	0
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.957597	16.072351	7.45%	0
2019	13.878775	14.957597	7.77%	0
2018	14.202694	13.878775	-2.28%	0
2017	13.863815	14.202694	2.44%	0
2016	13.472260	13.863815	2.91%	0
2015	13.795662	13.472260	-2.34%	0
2014	13.263887	13.795662	4.01%	0
2013	13.746171	13.263887	-3.51%	0
2012	13.214988	13.746171	4.02%	0
2011	12.532648	13.214988	5.44%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.715102	24.048470	16.09%	0
2019	17.075736	20.715102	21.31%	0
2018	20.341919	17.075736	-16.06%	0
2017	17.134635	20.341919	18.72%	0
2016	15.539098	17.134635	10.27%	0
2015	16.040394	15.539098	-3.13%	0
2014	15.357892	16.040394	4.44%	0
2013	11.476643	15.357892	33.82%	0
2012	10.169563	11.476643	12.85%	0
2011	11.581012	10.169563	-12.19%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.036507	25.030968	13.59%	0
2019	17.549530	22.036507	25.57%	0
2018	20.966575	17.549530	-16.30%	0
2017	16.384813	20.966575	27.96%	0
2016	17.558211	16.384813	-6.68%	0
2015	17.250679	17.558211	1.78%	0
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.319705	10.376866	-8.33%	0
2019	9.361259	11.319705	20.92%	0
2018	10.176103	9.361259	-8.01%	0
2017*	10.000000	10.176103	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.879728	29.662282	6.39%	0
2019	21.108854	27.879728	32.08%	0
2018	25.965149	21.108854	-18.70%	0
2017	22.145230	25.965149	17.25%	0
2016	20.566325	22.145230	7.68%	0
2015	21.570322	20.566325	-4.65%	0
2014	20.556494	21.570322	4.93%	0
2013	16.022975	20.556494	28.29%	0
2012	12.818429	16.022975	25.00%	0
2011	14.298263	12.818429	-10.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.647577	16.097633	9.90%	0
2019	12.425654	14.647577	17.88%	0
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.682518	17.511381	-0.97%	0
2019	15.491413	17.682518	14.14%	0
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.262325	20.962037	3.45%	0
2019	16.305929	20.262325	24.26%	0
2018	19.031775	16.305929	-14.32%	0
2017	17.487423	19.031775	8.83%	0
2016	13.657150	17.487423	28.05%	0
2015	14.993919	13.657150	-8.92%	0
2014	15.158943	14.993919	-1.09%	0
2013	11.313360	15.158943	33.99%	0
2012	9.716856	11.313360	16.43%	0
2011	10.265572	9.716856	-5.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.135427	13.986113	15.25%	0
2019	9.739006	12.135427	24.61%	0
2018	11.761082	9.739006	-17.19%	0
2017	8.516336	11.761082	38.10%	0
2016	7.372831	8.516336	15.51%	0
2015	9.324509	7.372831	-20.93%	0
2014*	10.000000	9.324509	-6.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.004586	16.570816	-2.55%	0
2019	15.322820	17.004586	10.98%	0
2018	18.389296	15.322820	-16.68%	0
2017	15.977491	18.389296	15.10%	0
2016	15.112877	15.977491	5.72%	0
2015	16.401134	15.112877	-7.85%	0
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.844534	8.597853	-2.79%	0
2019	7.991635	8.844534	10.67%	0
2018	9.610587	7.991635	-16.85%	0
2017	8.373541	9.610587	14.77%	0
2016	7.943667	8.373541	5.41%	0
2015	8.637805	7.943667	-8.04%	0
2014*	10.000000	8.637805	-13.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.582287	8.926435	-6.84%	0
2019	9.550798	9.582287	0.33%	0
2018	9.527299	9.550798	0.25%	0
2017	9.503678	9.527299	0.25%	0
2016	9.386840	9.503678	1.24%	0
2015	9.973696	9.386840	-5.88%	0
2014*	10.000000	9.973696	-0.26%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.754547	13.060102	2.40%	0
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	0
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.807373	10.358178	5.62%	0
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.995919	15.729211	4.89%	0
2019	12.559596	14.995919	19.40%	0
2018	13.907653	12.559596	-9.69%	0
2017	12.289725	13.907653	13.16%	0
2016	11.320692	12.289725	8.56%	0
2015	11.587827	11.320692	-2.31%	0
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.757138	28.268262	29.93%	0
2019	16.670402	21.757138	30.51%	0
2018	18.247735	16.670402	-8.64%	0
2017	14.881730	18.247735	22.62%	0
2016	13.925704	14.881730	6.87%	0
2015	14.170596	13.925704	-1.73%	0
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.495849	20.480356	10.73%	0
2019	15.657472	18.495849	18.13%	0
2018	16.889035	15.657472	-7.29%	0
2017	15.011756	16.889035	12.51%	0
2016	14.130368	15.011756	6.24%	0
2015	14.352055	14.130368	-1.54%	0
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.148915	21.190109	0.19%	0
2019	17.378234	21.148915	21.70%	0
2018	19.772275	17.378234	-12.11%	0
2017	17.515127	19.772275	12.89%	0
2016	14.511799	17.515127	20.70%	0
2015	15.483098	14.511799	-6.27%	0
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.678834	20.252415	2.91%	0
2019	17.911507	19.678834	9.87%	0
2018	18.996691	17.911507	-5.71%	0
2017	18.181156	18.996691	4.49%	0
2016	15.729698	18.181156	15.58%	0
2015	16.651777	15.729698	-5.54%	0
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.567205	21.979421	-2.60%	0
2019	18.719358	22.567205	20.56%	0
2018	21.795695	18.719358	-14.11%	0
2017	21.370023	21.795695	1.99%	0
2016	17.161492	21.370023	24.52%	0
2015	18.686142	17.161492	-8.16%	0
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.060535	23.655569	2.58%	0
2019	18.506117	23.060535	24.61%	0
2018	21.624091	18.506117	-14.42%	0
2017	19.335223	21.624091	11.84%	0
2016	15.509268	19.335223	24.67%	0
2015	16.918962	15.509268	-8.33%	0
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.194641	27.478699	29.65%	0
2019	17.146773	21.194641	23.61%	0
2018	19.439386	17.146773	-11.79%	0
2017	16.150035	19.439386	20.37%	0
2016	14.472866	16.150035	11.59%	0
2015	14.908672	14.472866	-2.92%	0
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.087266	32.662205	35.60%	0
2019	18.287783	24.087266	31.71%	0
2018	19.297711	18.287783	-5.23%	0
2017	15.080258	19.297711	27.97%	0
2016	14.102669	15.080258	6.93%	0
2015	13.592949	14.102669	3.75%	0
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.521643	38.435482	39.66%	0
2019	20.511634	27.521643	34.18%	0
2018	21.702036	20.511634	-5.49%	0
2017	17.370278	21.702036	24.94%	0
2016	17.311740	17.370278	0.34%	0
2015	16.803978	17.311740	3.02%	0
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	36.673021	49.264875	34.34%	0
2019	27.378326	36.673021	33.95%	0
2018	29.532267	27.378326	-7.29%	0
2017	23.673699	29.532267	24.75%	0
2016	24.611825	23.673699	-3.81%	0
2015	24.168341	24.611825	1.83%	0
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	37.260849	51.557170	38.37%	0
2019	27.185006	37.260849	37.06%	0
2018	29.434183	27.185006	-7.64%	0
2017	23.236297	29.434183	26.67%	0
2016	23.086149	23.236297	0.65%	0
2015	22.018866	23.086149	4.85%	0
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.627621	46.28%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.385798	33.122680	25.53%	0
2019	20.357322	26.385798	29.61%	0
2018	23.843544	20.357322	-14.62%	0
2017	17.738413	23.843544	34.42%	0
2016	18.020436	17.738413	-1.57%	0
2015	17.627536	18.020436	2.23%	0
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.324846	13.215318	-13.77%	0
2019	12.668244	15.324846	20.97%	0
2018	13.726401	12.668244	-7.71%	0
2017	12.345083	13.726401	11.19%	0
2016	12.300682	12.345083	0.36%	0
2015	12.694989	12.300682	-3.11%	0
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.874907	11.059177	1.69%	0
2019	9.979224	10.874907	8.98%	0
2018	10.614343	9.979224	-5.98%	0
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	27.542147	31.004548	12.57%	0
2019	21.134539	27.542147	30.32%	0
2018	21.298462	21.134539	-0.77%	0
2017	18.695811	21.298462	13.92%	0
2016	21.469288	18.695811	-12.92%	0
2015	21.160202	21.469288	1.46%	0
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	26.162139	29.331510	12.11%	0
2019	20.689461	26.162139	26.45%	0
2018	24.744388	20.689461	-16.39%	0
2017	20.453443	24.744388	20.98%	0
2016	20.889999	20.453443	-2.09%	0
2015	21.750204	20.889999	-3.95%	0
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	31.848381	35.690051	12.06%	0
2019	24.517206	31.848381	29.90%	0
2018	27.065356	24.517206	-9.41%	0
2017	23.537874	27.065356	14.99%	0
2016	21.440825	23.537874	9.78%	0
2015	21.098313	21.440825	1.62%	0
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.244303	17.404544	7.14%	0
2019	13.209515	16.244303	22.97%	0
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.902229	25.833704	17.95%	0
2019	17.608514	21.902229	24.38%	0
2018	19.967032	17.608514	-11.81%	0
2017	17.783522	19.967032	12.28%	0
2016	15.315998	17.783522	16.11%	0
2015	16.549254	15.315998	-7.45%	0
2014	15.032932	16.549254	10.09%	0
2013	10.839177	15.032932	38.69%	0
2012	9.341222	10.839177	16.04%	0
2011	9.712507	9.341222	-3.82%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.827097	12.889134	19.05%	0
2019	8.603793	10.827097	25.84%	0
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.736085	34.424113	12.00%	0
2019	25.662807	30.736085	19.77%	0
2018	27.596824	25.662807	-7.01%	0
2017	23.723446	27.596824	16.33%	0
2016	24.756157	23.723446	-4.17%	0
2015	27.463854	24.756157	-9.86%	0
2014	29.476705	27.463854	-6.83%	0
2013	23.951566	29.476705	23.07%	0
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.291244	29.501628	4.28%	0
2019	25.870263	28.291244	9.36%	0
2018	26.875063	25.870263	-3.74%	0
2017	25.614016	26.875063	4.92%	0
2016	22.414337	25.614016	14.28%	0
2015	24.376083	22.414337	-8.05%	0
2014	24.321763	24.376083	0.22%	0
2013	22.379973	24.321763	8.68%	0
2012	19.180786	22.379973	16.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.324391	54.697118	46.55%	0
2019	27.512126	37.324391	35.67%	0
2018	27.992670	27.512126	-1.72%	0
2017	22.428463	27.992670	24.81%	0
2016	21.489488	22.428463	4.37%	0
2015	23.190489	21.489488	-7.33%	0
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.409984	11.287805	8.43%	0
2019	9.685984	10.409984	7.47%	0
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.055882	36.996791	36.74%	0
2019	20.101797	27.055882	34.59%	0
2018	20.095566	20.101797	0.03%	0
2017	15.717118	20.095566	27.86%	0
2016	15.675585	15.717118	0.26%	0
2015	14.238825	15.675585	10.09%	0
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.768223	24.857924	48.24%	0
2019	11.772897	16.768223	42.43%	0
2018	11.863698	11.772897	-0.77%	0
2017	8.323581	11.863698	42.53%	0
2016	7.433204	8.323581	11.98%	0
2015	7.222380	7.433204	2.92%	0
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.142688	14.996864	14.11%	0
2019	10.546520	13.142688	24.62%	0
2018	12.637389	10.546520	-16.55%	0
2017	9.822826	12.637389	28.65%	0
2016	10.705242	9.822826	-8.24%	0
2015	11.935803	10.705242	-10.31%	0
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.134101	31.720741	-1.29%	0
2019	25.775362	32.134101	24.67%	0
2018	29.729173	25.775362	-13.30%	0
2017	26.569281	29.729173	11.89%	0
2016	23.552649	26.569281	12.81%	0
2015	24.601052	23.552649	-4.26%	0
2014	21.730830	24.601052	13.21%	0
2013	16.700709	21.730830	30.12%	0
2012	14.106981	16.700709	18.39%	0
2011	14.039775	14.106981	0.48%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305696	10.006377	-2.90%	0
2019	8.869492	10.305696	16.19%	0
2018	11.074223	8.869492	-19.91%	0
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.549151	11.145648	5.65%	0
2019	9.894051	10.549151	6.62%	0
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.170010	48.926018	43.18%	0
2019	24.592565	34.170010	38.94%	0
2018	25.444511	24.592565	-3.35%	0
2017	20.477828	25.444511	24.25%	0
2016	19.136640	20.477828	7.01%	0
2015	19.884394	19.136640	-3.76%	0
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	0
2012	13.235050	15.736283	18.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.004213	30.459423	1.52%	0
2019	23.556876	30.004213	27.37%	0
2018	26.721941	23.556876	-11.84%	0
2017	23.152334	26.721941	15.42%	0
2016	20.689497	23.152334	11.90%	0
2015	21.234957	20.689497	-2.57%	0
2014	19.592324	21.234957	8.38%	0
2013	14.691344	19.592324	33.36%	0
2012	12.890980	14.691344	13.97%	0
2011	13.168233	12.890980	-2.11%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.832229	12.304888	13.60%	0
2019*	10.000000	10.832229	8.32%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.554354	25.482261	18.22%	0
2019	17.441611	21.554354	23.58%	0
2018	19.646427	17.441611	-11.22%	0
2017	15.750743	19.646427	24.73%	0
2016	15.421840	15.750743	2.13%	0
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.290986	32.91%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.602733	36.03%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.271540	15.130799	6.02%	0
2019	13.087056	14.271540	9.05%	0
2018	13.395069	13.087056	-2.30%	0
2017	12.818872	13.395069	4.49%	0
2016	12.282728	12.818872	4.37%	0
2015	12.570645	12.282728	-2.29%	0
2014	11.850643	12.570645	6.08%	0
2013	12.087773	11.850643	-1.96%	0
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	47.639255	49.451172	3.80%	0
2019	42.396128	47.639255	12.37%	0
2018	46.329118	42.396128	-8.49%	0
2017	42.935150	46.329118	7.90%	0
2016	39.485825	42.935150	8.74%	0
2015	40.601309	39.485825	-2.75%	0
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.700741	11.342426	-3.06%	0
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.522975	20.206228	9.09%	0
2019	15.991883	18.522975	15.83%	0
2018	17.392956	15.991883	-8.06%	0
2017	15.230453	17.392956	14.20%	0
2016	14.667306	15.230453	3.84%	0
2015	15.932340	14.667306	-7.94%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.331706	33.174187	48.55%	0
2019	17.053286	22.331706	30.95%	0
2018	20.757249	17.053286	-17.84%	0
2017	16.779761	20.757249	23.70%	0
2016	17.430349	16.779761	-3.73%	0
2015	17.810323	17.430349	-2.13%	0
2014	18.293580	17.810323	-2.64%	0
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.162594	21.107519	10.15%	0
2019	16.131510	19.162594	18.79%	0
2018	17.263241	16.131510	-6.56%	0
2017	15.158080	17.263241	13.89%	0
2016	14.139190	15.158080	7.21%	0
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.980625	12.867687	7.40%	0
2019	11.177511	11.980625	7.19%	0
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.646581	30.217206	27.79%	0
2019	17.839021	23.646581	32.56%	0
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	0
2016	15.778035	15.547460	-1.46%	0
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.439013	37.903734	49.00%	0
2019	19.853052	25.439013	28.14%	0
2018	20.321420	19.853052	-2.30%	0
2017	16.167261	20.321420	25.69%	0
2016	15.071677	16.167261	7.27%	0
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.318331	22.596490	11.21%	0
2019	16.439629	20.318331	23.59%	0
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.166356	19.615420	2.34%	0
2019	17.851174	19.166356	7.37%	0
2018	18.588214	17.851174	-3.97%	0
2017	17.773844	18.588214	4.58%	0
2016	16.632981	17.773844	6.86%	0
2015	17.415410	16.632981	-4.49%	0
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	29.446334	31.959175	8.53%	0
2019	23.154480	29.446334	27.17%	0
2018	23.545874	23.154480	-1.66%	0
2017	19.863101	23.545874	18.54%	0
2016	18.130502	19.863101	9.56%	0
2015	18.263843	18.130502	-0.73%	0
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	26.207899	26.710859	1.92%	0
2019	20.931001	26.207899	25.21%	0
2018	22.949435	20.931001	-8.80%	0
2017	19.774620	22.949435	16.05%	0
2016	17.054837	19.774620	15.95%	0
2015	18.506738	17.054837	-7.85%	0
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.932742	13.443072	12.66%	0
2019	10.555392	11.932742	13.05%	0
2018	11.726877	10.555392	-9.99%	0
2017	10.067246	11.726877	16.49%	0
2016*	10.000000	10.067246	0.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.285289	18.028192	10.70%	0
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.614590	15.764819	7.87%	0
2019	12.790380	14.614590	14.26%	0
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.739031	17.254354	9.63%	0
2019	13.309223	15.739031	18.26%	0
2018	14.736256	13.309223	-9.68%	0
2017	12.937855	14.736256	13.90%	0
2016	12.256900	12.937855	5.56%	0
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.799675	13.544330	5.82%	0
2019	11.759587	12.799675	8.84%	0
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.268436	12.674343	3.31%	0
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.763112	13.476335	5.59%	0
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.226353	16.575918	8.86%	0
2019	13.104112	15.226353	16.20%	0
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.997883	17.662943	10.41%	0
2019	13.307786	15.997883	20.21%	0
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.101717	15.124923	7.26%	0
2019	12.544254	14.101717	12.42%	0
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.161423	15.683624	3.44%	0
2019	13.704553	15.161423	10.63%	0
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.373524	14.075156	5.25%	0
2019	12.481619	13.373524	7.15%	0
2018	12.745604	12.481619	-2.07%	0
2017	12.413066	12.745604	2.68%	0
2016	11.980252	12.413066	3.61%	0
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.840127	14.842290	7.24%	0
2019	12.840435	13.840127	7.79%	0
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	0
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.167503	26.929468	11.43%	0
2019	19.986836	24.167503	20.92%	0
2018	24.610636	19.986836	-18.79%	0
2017	17.683070	24.610636	39.18%	0
2016	16.690897	17.683070	5.94%	0
2015	20.202692	16.690897	-17.38%	0
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.919368	24.939791	4.27%	0
2019	21.196168	23.919368	12.85%	0
2018	22.220127	21.196168	-4.61%	0
2017	21.161950	22.220127	5.00%	0
2016	18.847818	21.161950	12.28%	0
2015	19.677103	18.847818	-4.21%	0
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.332391	15.996670	4.33%	0
2019	14.669759	15.332391	4.52%	0
2018	14.924394	14.669759	-1.71%	0
2017	14.864264	14.924394	0.40%	0
2016	15.001687	14.864264	-0.92%	0
2015	15.269983	15.001687	-1.76%	0
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.003107	9.862013	-1.41%	0
2019	9.992913	10.003107	0.10%	0
2018	10.022113	9.992913	-0.29%	0
2017	10.147023	10.022113	-1.23%	0
2016	10.315997	10.147023	-1.64%	0
2015	10.489064	10.315997	-1.65%	0
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.260048	16.201166	6.17%	0
2019	13.025452	15.260048	17.16%	0
2018	15.497310	13.025452	-15.95%	0
2017	12.362574	15.497310	25.36%	0
2016	12.461136	12.362574	-0.79%	0
2015	13.069787	12.461136	-4.66%	0
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.276370	11.880723	5.36%	0
2019	9.459854	11.276370	19.20%	0
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.635653	27.334509	10.96%	0
2019	20.244500	24.635653	21.69%	0
2018	22.586054	20.244500	-10.37%	0
2017	19.390319	22.586054	16.48%	0
2016	18.009603	19.390319	7.67%	0
2015	18.496385	18.009603	-2.63%	0
2014	17.913635	18.496385	3.25%	0
2013	14.313888	17.913635	25.15%	0
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.135447	19.513947	7.60%	0
2019	15.987067	18.135447	13.44%	0
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	0
2016	14.950504	15.631263	4.55%	0
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.092620	24.252684	9.78%	0
2019	18.728646	22.092620	17.96%	0
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.804475	15.537957	4.95%	0
2019	13.742741	14.804475	7.73%	0
2018	14.231220	13.742741	-3.43%	0
2017	13.691278	14.231220	3.94%	0
2016	13.351094	13.691278	2.55%	0
2015	13.539235	13.351094	-1.39%	0
2014	13.250871	13.539235	2.18%	0
2013	12.852190	13.250871	3.10%	0
2012	12.425243	12.852190	3.44%	0
2011	12.273494	12.425243	1.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.265374	12.613102	2.84%	0
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.843101	13.430497	4.57%	0
2019	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.414940	22.155119	8.52%	0
2019	17.629115	20.414940	15.80%	0
2018	19.006098	17.629115	-7.24%	0
2017	17.111993	19.006098	11.07%	0
2016	16.238382	17.111993	5.38%	0
2015	16.566255	16.238382	-1.98%	0
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.175414	25.603137	10.48%	0
2019	19.342155	23.175414	19.82%	0
2018	21.315490	19.342155	-9.26%	0
2017	18.574136	21.315490	14.76%	0
2016	17.408387	18.574136	6.70%	0
2015	17.830585	17.408387	-2.37%	0
2014	17.273480	17.830585	3.23%	0
2013	14.351642	17.273480	20.36%	0
2012	12.827832	14.351642	11.88%	0
2011	13.325997	12.827832	-3.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.765627	18.966859	6.76%	0
2019	15.917490	17.765627	11.61%	0
2018	16.813496	15.917490	-5.33%	0
2017	15.652932	16.813496	7.41%	0
2016	15.056168	15.652932	3.96%	0
2015	15.313449	15.056168	-1.68%	0
2014	14.865813	15.313449	3.01%	0
2013	13.679526	14.865813	8.67%	0
2012	12.874464	13.679526	6.25%	0
2011	12.825438	12.874464	0.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	0
2019*	10.000000	10.448759	4.49%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	0
2019*	10.000000	10.748882	7.49%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.998526	29.425800	27.95%	0
2019	17.914940	22.998526	28.38%	0
2018	18.795560	17.914940	-4.69%	0
2017	14.676860	18.795560	28.06%	0
2016	14.602627	14.676860	0.51%	0
2015	14.354615	14.602627	1.73%	0
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.903690	13.590786	5.32%	0
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.847975	15.622448	5.22%	0
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.685053	45.236779	16.94%	0
2019	28.582417	38.685053	35.35%	0
2018	29.439387	28.582417	-2.91%	0
2017	23.510413	29.439387	25.22%	0
2016	23.065901	23.510413	1.93%	0
2015	22.316302	23.065901	3.36%	0
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.639423	29.585464	-0.18%	0
2019	23.738283	29.639423	24.86%	0
2018	26.628204	23.738283	-10.85%	0
2017	24.912377	26.628204	6.89%	0
2016	21.030740	24.912377	18.46%	0
2015	22.338693	21.030740	-5.86%	0
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.795648	17.96%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	57.307892	63.754226	11.25%	0
2019	46.373752	57.307892	23.58%	0
2018	53.214361	46.373752	-12.85%	0
2017	46.730765	53.214361	13.87%	0
2016	39.498508	46.730765	18.31%	0
2015	41.205435	39.498508	-4.14%	0
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.916001	21.307625	-2.78%	0
2019	17.993015	21.916001	21.80%	0
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	32.968703	45.682967	38.56%	0
2019	24.700558	32.968703	33.47%	0
2018	27.283743	24.700558	-9.47%	0
2017	22.205325	27.283743	22.87%	0
2016	20.845623	22.205325	6.52%	0
2015	21.036305	20.845623	-0.91%	0
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	59.661716	61.700594	3.42%	0
2019	50.976672	59.661716	17.04%	0
2018	62.419206	50.976672	-18.33%	0
2017	58.189508	62.419206	7.27%	0
2016	46.979790	58.189508	23.86%	0
2015	50.829279	46.979790	-7.57%	0
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	54.206856	65.408886	20.67%	0
2019	43.865509	54.206856	23.58%	0
2018	51.056408	43.865509	-14.08%	0
2017	45.741105	51.056408	11.62%	0
2016	37.861612	45.741105	20.81%	0
2015	39.136843	37.861612	-3.26%	0
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.464712	22.854247	11.68%	0
2019	16.247143	20.464712	25.96%	0
2018	17.348045	16.247143	-6.35%	0
2017	14.126998	17.348045	22.80%	0
2016	12.643529	14.126998	11.73%	0
2015	12.995975	12.643529	-2.71%	0
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.862067	17.690914	11.53%	0
2019	12.591618	15.862067	25.97%	0
2018	13.479044	12.591618	-6.58%	0
2017	10.984679	13.479044	22.71%	0
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.179401	23.612933	11.49%	0
2019	17.090001	21.179401	23.93%	0
2018	18.446554	17.090001	-7.35%	0
2017	15.811271	18.446554	16.67%	0
2016	14.599508	15.811271	8.30%	0
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.624321	16.399778	-6.95%	0
2019	13.710503	17.624321	28.55%	0
2018	14.511046	13.710503	-5.52%	0
2017	13.853685	14.511046	4.75%	0
2016	13.121192	13.853685	5.58%	0
2015	14.096552	13.121192	-6.92%	0
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.263566	32.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.263455	23.486724	15.91%	0
2019	15.747039	20.263455	28.68%	0
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.319089	10.436235	1.14%	0
2019	10.080203	10.319089	2.37%	0
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.255591	20.249406	17.35%	0
2019	14.040535	17.255591	22.90%	0
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.016954	36.423518	58.25%	0
2019	17.050897	23.016954	34.99%	0
2018	18.613910	17.050897	-8.40%	0
2017	14.815684	18.613910	25.64%	0
2016	14.148778	14.815684	4.71%	0
2015	14.412852	14.148778	-1.83%	0
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.388720	19.770921	37.41%	0
2019	11.043149	14.388720	30.30%	0
2018	12.017659	11.043149	-8.11%	0
2017	9.809237	12.017659	22.51%	0
2016	9.574881	9.809237	2.45%	0
2015*	10.000000	9.574881	-4.25%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.042607	10.218430	1.75%	0
2019	9.848015	10.042607	1.98%	0
2018	9.912943	9.848015	-0.65%	0
2017	9.989767	9.912943	-0.77%	0
2016	10.034563	9.989767	-0.45%	0
2015	10.184191	10.034563	-1.47%	0
2014	10.292279	10.184191	-1.05%	0
2013	10.400788	10.292279	-1.04%	0
2012	10.110137	10.400788	2.87%	0
2011	10.249691	10.110137	-1.36%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.159080	33.112184	17.59%	0
2019	22.744126	28.159080	23.81%	0
2018	24.532624	22.744126	-7.29%	0
2017	21.061469	24.532624	16.48%	0
2016	19.491551	21.061469	8.05%	0
2015	19.910873	19.491551	-2.11%	0
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.652826	12.366851	6.13%	0
2019	10.603120	11.652826	9.90%	0
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.791779	12.360287	4.82%	0
2019	10.457345	11.791779	12.76%	0
2018	11.172891	10.457345	-6.40%	0
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.649234	12.678597	8.84%	0
2019	11.078319	11.649234	5.15%	0
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.185251	11.318577	1.19%	0
2019	10.943509	11.185251	2.21%	0
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.705732	15.058860	9.87%	0
2019	12.851617	13.705732	6.65%	0
2018	13.364174	12.851617	-3.84%	0
2017	13.107765	13.364174	1.96%	0
2016	12.669901	13.107765	3.46%	0
2015	13.240569	12.669901	-4.31%	0
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.229030	10.275587	0.46%	0
2019	10.127575	10.229030	1.00%	0
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.859673	16.945454	6.85%	0
2019	14.882329	15.859673	6.57%	0
2018	15.214887	14.882329	-2.19%	0
2017	14.743825	15.214887	3.19%	0
2016	14.598411	14.743825	1.00%	0
2015	14.778952	14.598411	-1.22%	0
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	0
2019	10.638761	11.326152	6.46%	0
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.959112	13.184400	10.25%	0
2019	9.715889	11.959112	23.09%	0
2018	12.214531	9.715889	-20.46%	0
2017	9.811005	12.214531	24.50%	0
2016*	10.000000	9.811005	-1.89%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.472016	34.72%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.872078	28.72%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.172484	17.255225	21.75%	0
2019	12.053642	14.172484	17.58%	0
2018	13.476004	12.053642	-10.55%	0
2017	13.026061	13.476004	3.45%	0
2016	11.063192	13.026061	17.74%	0
2015	12.849680	11.063192	-13.90%	0
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.900842	54.542568	27.14%	0
2019	33.911659	42.900842	26.51%	0
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	64.632456	74.530616	15.31%	0
2019	50.320600	64.632456	28.44%	0
2018	66.877143	50.320600	-24.76%	0
2017	45.019543	66.877143	48.55%	0
2016	45.725804	45.019543	-1.54%	0
2015	54.057269	45.725804	-15.41%	0
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.672673	6.629471	16.87%	0
2019	5.170813	5.672673	9.71%	0
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	25.843607	30.274952	17.15%	0
2019	23.489245	25.843607	10.02%	0
2018	33.303108	23.489245	-29.47%	0
2017	34.445125	33.303108	-3.32%	0
2016	24.369415	34.445125	41.35%	0
2015	37.231921	24.369415	-34.55%	0
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	0
2019*	10.000000	10.768910	7.69%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.409939	54.950335	55.18%	0
2019	28.842620	35.409939	22.77%	0
2018	28.950352	28.842620	-0.37%	0
2017	23.387086	28.950352	23.79%	0
2016	22.068751	23.387086	5.97%	0
2015	23.105049	22.068751	-4.49%	0
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0

NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-9 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

2

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

3

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

4

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

5

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

6

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 7, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from June 13, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 15, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

7

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to December 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to December 23, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)

8

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVDAB	24,756	$306,915	$341,634	$-	$341,634	$26	$341,608	$341,608	$-	$341,608
ALVGIB	20,402	588,211	580,018	31	580,049	-	580,049	568,703	11,346	580,049
ALVIVB	444	6,108	6,367	-	6,367	10	6,357	6,357	-	6,357
ALVPGB	18,208	965,859	1,302,071	-	1,302,071	51	1,302,020	1,302,020	-	1,302,020
ALVSVB	224,375	4,093,802	3,857,009	-	3,857,009	24	3,856,985	3,457,484	399,501	3,856,985
ACVI	107,237	1,066,892	1,512,048	6,606	1,518,654	-	1,518,654	1,504,809	13,845	1,518,654
ACVIG	4,703,987	41,240,676	48,356,988	-	48,356,988	850	48,356,138	48,060,021	296,117	48,356,138
ACVIG2	65,175	606,701	669,997	106	670,103	-	670,103	665,347	4,756	670,103
ACVIP2	1,824,931	18,976,207	20,238,483	-	20,238,483	13	20,238,470	19,426,707	811,763	20,238,470
ACVMV1	617,733	12,255,679	12,688,242	-	12,688,242	62	12,688,180	12,680,263	7,917	12,688,180
ACVMV2	26,944	512,017	554,230	7	554,237	-	554,237	-	554,237	554,237
ACVU1	1,969	27,908	54,104	21	54,125	-	54,125	54,109	16	54,125
ACVV	122,756	1,165,455	1,371,189	-	1,371,189	5,756	1,365,433	1,337,848	27,585	1,365,433
ACVV2	8,221	88,742	91,988	5	91,993	-	91,993	91,993	-	91,993
BRVED3	388,339	4,442,318	4,524,145	32	4,524,177	-	4,524,177	4,524,177	-	4,524,177
BRVHY3	4,375,791	32,464,683	33,037,224	114,153	33,151,377	-	33,151,377	33,151,377	-	33,151,377
BRVTR3	514,169	6,325,440	6,293,426	8,694	6,302,120	-	6,302,120	6,302,120	-	6,302,120
MLVGA3	1,526,483	21,458,689	24,866,404	-	24,866,404	10	24,866,394	24,748,369	118,025	24,866,394
DCAP	1,086,235	42,260,860	51,248,583	-	51,248,583	1,854	51,246,729	50,619,173	627,556	51,246,729
DCAPS	14,860	562,131	692,473	30	692,503	-	692,503	692,503	-	692,503
DSC	95	3,889	4,712	4	4,716	-	4,716	4,716	-	4,716
DSIF	4,839,927	193,092,658	311,062,102	-	311,062,102	8,711	311,053,391	307,756,817	3,296,574	311,053,391
DSRG	843,912	30,453,681	39,866,422	-	39,866,422	888	39,865,534	39,778,531	87,003	39,865,534
DSRGS	818	28,588	38,077	8	38,085	-	38,085	38,085	-	38,085
DVMCSS	70,416	1,296,748	1,397,061	-	1,397,061	-	1,397,061	1,397,061	-	1,397,061
DVSCS	1,070,996	17,983,927	20,413,177	-	20,413,177	1	20,413,176	20,081,001	332,175	20,413,176
CLVHY2	83,290	531,442	565,539	-	565,539	8	565,531	565,531	-	565,531
DWVSVS	74,877	2,504,343	2,544,311	-	2,544,311	3	2,544,308	2,544,308	-	2,544,308
ETVFR	562,829	5,184,211	5,082,347	7	5,082,354	-	5,082,354	5,082,354	-	5,082,354
FHIBS	152,708	983,493	974,280	35	974,315	-	974,315	972,812	1,503	974,315
FQB	3,937,737	43,689,566	46,544,055	-	46,544,055	899	46,543,156	46,082,971	460,185	46,543,156
FQBS	133,757	1,479,619	1,576,997	36	1,577,033	-	1,577,033	1,571,916	5,117	1,577,033
FVU2S	8,000	83,915	88,716	-	88,716	1	88,715	88,715	-	88,715
FB2	699,123	13,395,846	15,828,141	-	15,828,141	31	15,828,110	15,828,110	-	15,828,110
FC2	39,039	1,451,725	1,824,309	-	1,824,309	31	1,824,278	1,824,278	-	1,824,278

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FCS	345,771	10,093,643	16,558,950	-	16,558,950	3,477	16,555,473	16,527,271	28,202	16,555,473
FEI2	109,261	2,296,194	2,532,661	2	2,532,663	-	2,532,663	2,531,539	1,124	2,532,663
FEIS	6,333,701	135,056,598	150,362,072	-	150,362,072	12,686	150,349,386	148,350,876	1,998,510	150,349,386
FEMS2	77,620	960,361	1,144,115	19	1,144,134	-	1,144,134	1,144,134	-	1,144,134
FF10S	626,684	8,084,888	8,936,507	6	8,936,513	-	8,936,513	8,936,513	-	8,936,513
FF10S2	1,062	14,267	15,044	-	15,044	1,612	13,432	-	13,432	13,432
FF20S	779,411	10,177,475	11,667,781	-	11,667,781	35	11,667,746	11,667,746	-	11,667,746
FF20S2	8,421	96,070	125,641	3	125,644	-	125,644	-	125,644	125,644
FF30S	576,028	8,367,563	9,671,514	-	9,671,514	2	9,671,512	9,661,568	9,944	9,671,512
FF30S2	11,762	145,248	196,778	5	196,783	-	196,783	-	196,783	196,783
FG2	36,317	2,477,721	3,652,790	114	3,652,904	-	3,652,904	3,651,177	1,727	3,652,904
FGI2	59,655	1,172,224	1,295,701	9	1,295,710	-	1,295,710	1,295,710	-	1,295,710
FGOS	28,529	963,402	2,207,324	1,865	2,209,189	-	2,209,189	2,209,189	-	2,209,189
FGS	2,236,991	135,628,325	229,112,638	-	229,112,638	15,383	229,097,255	227,768,289	1,328,966	229,097,255
FHIS	6,081,426	31,960,929	31,988,300	485	31,988,785	-	31,988,785	31,783,885	204,900	31,988,785
FIGBS	2,507,929	32,371,033	34,910,373	-	34,910,373	5,307	34,905,066	34,089,177	815,889	34,905,066
FMC2	97,231	3,106,161	3,625,762	-	3,625,762	59	3,625,703	2,594,689	1,031,014	3,625,703
FMCS	523,377	17,068,861	20,034,884	41	20,034,925	-	20,034,925	19,979,162	55,763	20,034,925
FNRS2	343,299	4,629,334	3,560,013	-	3,560,013	41	3,559,972	3,533,349	26,623	3,559,972
FO2	40,404	825,622	1,060,603	9	1,060,612	-	1,060,612	1,058,192	2,420	1,060,612
FOS	949,672	19,320,581	25,071,339	-	25,071,339	437	25,070,902	24,779,150	291,752	25,070,902
FRESS2	33,137	523,773	566,968	-	566,968	6	566,962	566,962	-	566,962
FVSS	502,449	6,398,099	6,788,090	-	6,788,090	120	6,787,970	6,664,993	122,977	6,787,970
FVSS2	18,113	234,819	247,785	16	247,801	-	247,801	247,801	-	247,801
FTVDM2	281,604	2,717,736	3,277,873	-	3,277,873	45	3,277,828	3,175,697	102,131	3,277,828
FTVFA2	581,715	3,577,317	3,158,712	13	3,158,725	-	3,158,725	3,132,371	26,354	3,158,725
FTVGI2	955,725	15,817,957	13,208,113	-	13,208,113	87	13,208,026	13,113,910	94,116	13,208,026
FTVIS2	1,780,250	27,021,324	26,774,956	-	26,774,956	1,069	26,773,887	26,303,393	470,494	26,773,887
FTVRD2	19,628	493,456	571,951	-	571,951	30	571,921	-	571,921	571,921
FTVSV2	476,309	7,191,023	6,906,483	-	6,906,483	58	6,906,425	6,632,503	273,922	6,906,425
TIF2	219,262	3,065,445	2,911,799	-	2,911,799	49	2,911,750	2,784,590	127,160	2,911,750
GVGMNS	4,503	54,811	56,690	8	56,698	-	56,698	56,698	-	56,698
GVMSAS	2,592	23,386	24,497	6	24,503	-	24,503	24,503	-	24,503
RVARS	22,882	582,074	586,017	-	586,017	29	585,988	585,988	-	585,988
SBLD	12,044	155,977	178,129	-	178,129	78	178,051	178,051	-	178,051

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBLJ	1,666	91,331	120,741	-	120,741	165	120,576	120,576	-	120,576
SBLN	19,367	588,096	647,043	-	647,043	94	646,949	646,949	-	646,949
SBLO	7,181	234,592	223,027	-	223,027	417	222,610	222,610	-	222,610
SBLP	10,312	294,958	283,683	-	283,683	33	283,650	283,650	-	283,650
SBLQ	13,848	568,663	516,409	-	516,409	345	516,064	516,064	-	516,064
SBLV	19,460	1,343,239	1,329,329	42	1,329,371	-	1,329,371	1,329,371	-	1,329,371
SBLX	1,942	69,988	87,237	-	87,237	138	87,099	87,099	-	87,099
SBLY	4,111	76,304	106,035	-	106,035	13	106,022	106,022	-	106,022
ACC2	160,035	2,618,505	2,571,768	-	2,571,768	20	2,571,748	2,561,024	10,724	2,571,748
ACEG	759	48,712	67,628	17	67,645	-	67,645	67,645	-	67,645
ACEG2	37,773	2,561,720	3,184,660	27	3,184,687	-	3,184,687	3,184,699	(12)	3,184,687
AVCE2	13,510	426,727	409,075	-	409,075	5	409,070	409,070	-	409,070
AVGI	72	2,321	2,178	-	2,178	9	2,169	2,169	-	2,169
IVHS	13,775	385,462	464,069	-	464,069	119	463,950	463,950	-	463,950
IVKEI1	22,591	400,833	405,058	-	405,058	22	405,036	405,036	-	405,036
IVMCC2	15,706	162,075	160,825	-	160,825	19	160,806	160,806	-	160,806
IVRE	10,875	179,736	159,760	-	159,760	131	159,629	159,629	-	159,629
OVAG	680,222	50,965,378	72,736,110	-	72,736,110	1,119	72,734,991	72,599,904	135,087	72,734,991
OVAG2	17,634	1,250,027	1,729,044	-	1,729,044	6	1,729,038	1,642,705	86,333	1,729,038
OVGI	2,652,510	74,390,393	79,336,579	-	79,336,579	228	79,336,351	78,530,294	806,057	79,336,351
OVGIS	40,847	1,140,585	1,204,988	-	1,204,988	51	1,204,937	1,204,937	-	1,204,937
OVGR	62,929	3,444,655	4,426,411	-	4,426,411	2,429	4,423,982	4,417,856	6,126	4,423,982
OVGS	2,030,546	81,407,834	105,832,058	-	105,832,058	1,069	105,830,989	104,516,116	1,314,873	105,830,989
OVGSS	17,983	612,644	923,587	-	923,587	377	923,210	915,939	7,271	923,210
OVIGS	555,746	1,393,593	1,689,468	-	1,689,468	19	1,689,449	1,689,449	-	1,689,449
OVSB	599,999	2,931,581	2,903,995	-	2,903,995	27	2,903,968	2,903,968	-	2,903,968
OVSBS	175,211	912,686	876,054	15	876,069	-	876,069	863,121	12,948	876,069
OVSC	258,688	6,058,004	7,093,223	-	7,093,223	121	7,093,102	7,084,627	8,475	7,093,102
OVSCS	4,370	97,430	117,593	271	117,864	-	117,864	-	117,864	117,864
WRASP	5,708,898	55,839,695	59,614,598	-	59,614,598	93	59,614,505	59,474,461	140,044	59,614,505
WRBDP	5,740,506	31,296,439	34,739,818	-	34,739,818	4	34,739,814	34,707,740	32,074	34,739,814
WRBP	3,936,593	31,041,653	34,285,365	81	34,285,446	-	34,285,446	34,215,647	69,799	34,285,446
WRCEP	5,573,933	63,901,401	80,061,187	277	80,061,464	-	80,061,464	79,912,404	149,060	80,061,464
WRDIV	1,388,203	9,033,976	8,356,147	-	8,356,147	19	8,356,128	8,356,128	-	8,356,128
WRENG	434,093	2,039,854	1,076,942	-	1,076,942	14	1,076,928	1,076,928	-	1,076,928

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRGBP	517,935	2,570,775	2,723,253	-	2,723,253	14	2,723,239	2,723,239	-	2,723,239
WRGNR	736,563	3,220,343	2,430,952	-	2,430,952	16	2,430,936	2,428,743	2,193	2,430,936
WRGP	9,140,699	95,741,238	116,105,156	90	116,105,246	-	116,105,246	115,912,276	192,970	116,105,246
WRHIP	11,671,620	40,198,384	39,627,485	201	39,627,686	-	39,627,686	39,437,174	190,512	39,627,686
WRI2P	503,239	8,006,840	8,225,752	42	8,225,794	-	8,225,794	8,213,612	12,182	8,225,794
WRIP	4,522,333	16,960,559	19,417,543	-	19,417,543	16	19,417,527	19,396,549	20,978	19,417,527
WRLTBP	828,772	4,057,622	4,151,568	11	4,151,579	-	4,151,579	4,151,579	-	4,151,579
WRMCG	1,317,493	15,340,251	23,035,042	317	23,035,359	-	23,035,359	23,035,359	-	23,035,359
WRMMP	15,035,786	15,035,798	15,035,786	38	15,035,824	-	15,035,824	14,990,396	45,428	15,035,824
WRRESP	639,499	4,756,391	4,459,097	-	4,459,097	55	4,459,042	4,443,960	15,082	4,459,042
WRSCP	3,632,402	35,384,070	43,879,421	-	43,879,421	47	43,879,374	43,846,293	33,081	43,879,374
WRSCV	342,977	5,078,640	4,750,095	14	4,750,109	-	4,750,109	4,750,109	-	4,750,109
WRSTP	1,998,910	50,837,060	71,705,284	616	71,705,900	-	71,705,900	71,613,260	92,640	71,705,900
WRVP	4,050,517	24,221,687	25,918,450	-	25,918,450	66	25,918,384	25,918,384	-	25,918,384
JPMMV1	1,186,164	12,538,918	12,917,322	-	12,917,322	48	12,917,274	12,916,934	340	12,917,274
JABS	1,684	52,538	77,648	1	77,649	-	77,649	-	77,649	77,649
JACAS	2,200,848	77,409,662	116,556,928	-	116,556,928	630	116,556,298	115,430,053	1,126,245	116,556,298
JAFBS	222,882	2,947,698	3,115,891	-	3,115,891	22	3,115,869	3,115,869	-	3,115,869
JAGTS	3,085,176	36,893,097	63,246,105	-	63,246,105	2,063	63,244,042	63,124,636	119,406	63,244,042
JAIGS	1,082,025	34,727,598	39,580,463	10,470	39,590,933	-	39,590,933	39,465,440	125,493	39,590,933
LZREMS	87,769	1,943,978	1,854,559	-	1,854,559	31	1,854,528	1,854,528	-	1,854,528
LOVTRC	68,820	1,177,944	1,194,032	-	1,194,032	3	1,194,029	1,194,029	-	1,194,029
M2IGSS	10,058	193,457	248,126	1	248,127	-	248,127	-	248,127	248,127
MMCGSC	60,660	556,867	699,412	25	699,437	-	699,437	699,437	-	699,437
MNDSC	181,236	3,412,937	4,278,990	-	4,278,990	58	4,278,932	4,278,932	-	4,278,932
MV2RIS	5,729	97,044	102,543	7	102,550	-	102,550	102,550	-	102,550
MV3MVS	7,165	52,230	60,903	-	60,903	13	60,890	60,890	-	60,890
MVFSC	1,352,703	24,863,692	26,999,949	-	26,999,949	1,997	26,997,952	26,576,870	421,082	26,997,952
MVIGSC	17,914	250,146	284,827	8	284,835	-	284,835	284,835	-	284,835
MVIVSC	583,490	14,403,157	20,112,895	285	20,113,180	-	20,113,180	20,066,787	46,393	20,113,180
MSEM	444,750	3,521,114	3,442,366	-	3,442,366	234	3,442,132	3,395,130	47,002	3,442,132
MSGI2	167,871	1,284,595	1,292,604	-	1,292,604	9	1,292,595	1,292,595	-	1,292,595
MSVF2	54,983	581,789	642,197	1	642,198	-	642,198	573,361	68,837	642,198
MSVFI	538,808	6,008,405	6,314,833	85	6,314,918	-	6,314,918	6,314,918	-	6,314,918
MSVMG	6,184	78,559	182,375	3	182,378	-	182,378	184,993	(2,615)	182,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MSVRE	29,364	542,818	503,001	4	503,005	-	503,005	495,567	7,438	503,005
DTRTFB	61,615	615,637	627,244	-	627,244	-	627,244	627,244	-	627,244
EIF	1,003,826	16,924,697	19,464,183	364	19,464,547	-	19,464,547	19,036,279	428,268	19,464,547
GBF	6,256,038	69,184,824	70,630,674	-	70,630,674	4,247	70,626,427	69,724,689	901,738	70,626,427
GBF2	94,079	1,030,337	1,059,330	61	1,059,391	-	1,059,391	1,055,781	3,610	1,059,391
GEM	924,356	10,846,532	13,828,366	40	13,828,406	-	13,828,406	13,724,439	103,967	13,828,406
GEM2	15,244	176,892	225,007	-	225,007	21	224,986	224,986	-	224,986
GIG	1,225,880	12,946,155	14,232,462	270	14,232,732	-	14,232,732	14,174,815	57,917	14,232,732
GVAAA2	2,262,374	55,840,057	60,382,762	165	60,382,927	-	60,382,927	57,697,889	2,685,038	60,382,927
GVABD2	1,033,008	12,169,118	13,046,895	135	13,047,030	-	13,047,030	12,824,185	222,845	13,047,030
GVAGG2	647,399	19,441,714	26,057,823	106	26,057,929	-	26,057,929	25,817,737	240,192	26,057,929
GVAGI2	418,888	22,159,345	23,637,847	309	23,638,156	-	23,638,156	22,763,528	874,628	23,638,156
GVAGR2	415,348	35,123,099	50,182,356	331	50,182,687	-	50,182,687	48,965,631	1,217,056	50,182,687
GVDMA	5,232,627	62,853,997	68,809,050	895	68,809,945	-	68,809,945	64,312,554	4,497,391	68,809,945
GVDMC	2,803,668	31,277,301	31,541,261	-	31,541,261	69	31,541,192	29,619,915	1,921,277	31,541,192
GVEX1	43,872	946,042	980,987	-	980,987	15	980,972	980,972	-	980,972
GVEX2	1,525,812	27,860,115	33,888,295	408	33,888,703	-	33,888,703	33,843,043	45,660	33,888,703
GVIDA	2,428,217	29,998,802	31,688,234	2	31,688,236	-	31,688,236	30,231,833	1,456,403	31,688,236
GVIDC	2,069,794	20,967,145	21,815,627	78	21,815,705	-	21,815,705	21,320,396	495,309	21,815,705
GVIDM	10,442,512	120,315,278	126,041,116	444	126,041,560	-	126,041,560	117,949,556	8,092,004	126,041,560
GVIX8	488,851	4,530,714	5,054,717	124	5,054,841	-	5,054,841	5,054,841	-	5,054,841
HIBF	3,773,758	24,692,074	24,718,115	-	24,718,115	282	24,717,833	24,328,246	389,587	24,717,833
IDPG2	51,309	563,210	614,676	6	614,682	-	614,682	614,682	-	614,682
IDPGI2	4,481	49,644	51,126	-	51,126	3	51,123	51,123	-	51,123
MCIF	3,416,974	76,560,743	78,351,218	-	78,351,218	377	78,350,841	77,670,539	680,302	78,350,841
MSBF	2,979,183	27,529,258	27,408,483	500	27,408,983	-	27,408,983	27,068,991	339,992	27,408,983
NAMAA2	176,587	2,035,368	2,126,106	-	2,126,106	50	2,126,056	2,126,056	-	2,126,056
NAMGI2	22,074	240,561	261,359	-	261,359	7	261,352	261,352	-	261,352
NCPG2	14,754	158,590	166,421	-	166,421	4	166,417	166,417	-	166,417
NCPGI2	27,709	287,529	304,527	-	304,527	10	304,517	304,517	-	304,517
NVAMV1	5,380,537	83,654,776	80,439,022	1,861	80,440,883	-	80,440,883	79,240,437	1,200,446	80,440,883
NVAMV2	73,708	1,097,899	1,094,563	-	1,094,563	56	1,094,507	1,094,507	-	1,094,507
NVAMVX	802,736	10,575,629	11,976,823	-	11,976,823	50	11,976,773	11,976,773	-	11,976,773
NVAMVZ	115,363	1,505,867	1,702,765	-	1,702,765	3	1,702,762	1,501,679	201,083	1,702,762
NVCBD1	777,119	8,695,716	8,898,011	131	8,898,142	-	8,898,142	8,826,581	71,561	8,898,142

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVCBD2	40,791	449,239	465,423	12	465,435	-	465,435	465,435	-	465,435
NVCCA2	440,360	4,581,352	4,667,818	87	4,667,905	-	4,667,905	4,545,607	122,298	4,667,905
NVCCN2	758,973	7,719,535	8,272,809	1,906	8,274,715	-	8,274,715	7,985,835	288,880	8,274,715
NVCMA2	635,655	5,774,861	6,045,080	-	6,045,080	41	6,045,039	4,712,560	1,332,479	6,045,039
NVCMC2	419,995	4,531,633	4,649,340	51	4,649,391	-	4,649,391	4,591,499	57,892	4,649,391
NVCMD2	1,159,300	12,578,108	12,566,810	-	12,566,810	1,756	12,565,054	11,602,715	962,339	12,565,054
NVCRA2	285,595	2,759,091	3,092,997	50	3,093,047	-	3,093,047	3,093,047	-	3,093,047
NVCRB2	876,524	9,270,144	9,799,534	300	9,799,834	-	9,799,834	9,496,468	303,366	9,799,834
NVDBL2	563,949	8,626,796	9,135,977	-	9,135,977	32	9,135,945	9,037,292	98,653	9,135,945
NVDCA2	171,420	2,982,633	3,140,412	-	3,140,412	25	3,140,387	3,109,447	30,940	3,140,387
NVFIII	43,619	490,715	492,894	-	492,894	7	492,887	492,887	-	492,887
NVIE6	2,364	24,694	27,185	16	27,201	-	27,201	-	27,201	27,201
NVLCP2	343,724	3,982,382	4,203,749	-	4,203,749	5	4,203,744	4,134,881	68,863	4,203,744
NVMGA2	14,823	159,984	178,470	15	178,485	-	178,485	178,485	-	178,485
NVMIG1	3,537,774	38,808,815	42,771,686	-	42,771,686	917	42,770,769	42,518,700	252,069	42,770,769
NVMIVX	387,220	3,553,594	4,166,486	-	4,166,486	60	4,166,426	4,166,426	-	4,166,426
NVMIVZ	25,760	235,043	277,182	3	277,185	-	277,185	209,697	67,488	277,185
NVMLG1	2,438,113	25,036,686	21,796,733	151	21,796,884	-	21,796,884	21,368,060	428,824	21,796,884
NVMLG2	26,732	269,750	232,834	16	232,850	-	232,850	232,850	-	232,850
NVMMG1	7,428,590	80,525,168	102,885,970	1,231	102,887,201	-	102,887,201	101,939,031	948,170	102,887,201
NVMMG2	603,260	6,177,138	7,673,462	-	7,673,462	10	7,673,452	7,673,452	-	7,673,452
NVMMV2	5,729,667	55,328,738	44,634,103	-	44,634,103	1,225	44,632,878	44,496,128	136,750	44,632,878
NVNMO1	4,501,002	46,226,465	55,092,263	1,179	55,093,442	-	55,093,442	54,943,226	150,216	55,093,442
NVNMO2	27,846	300,099	334,992	-	334,992	20	334,972	334,972	-	334,972
NVNSR1	179,628	2,391,698	2,529,156	-	2,529,156	69	2,529,087	2,475,130	53,957	2,529,087
NVOLG1	21,582,156	380,984,136	406,607,810	-	406,607,810	4,367	406,603,443	400,745,148	5,858,295	406,603,443
NVOLG2	316,978	5,412,557	5,902,135	24	5,902,159	-	5,902,159	5,873,576	28,583	5,902,159
NVRE1	6,657,821	45,613,423	48,335,781	-	48,335,781	398	48,335,383	47,911,467	423,916	48,335,383
NVSIX2	381,671	3,133,355	3,480,842	39	3,480,881	-	3,480,881	3,480,881	-	3,480,881
NVSTB2	554,386	5,735,927	5,760,069	-	5,760,069	27	5,760,042	5,649,102	110,940	5,760,042
NVTIV3	146,736	1,642,827	1,578,877	10	1,578,887	-	1,578,887	1,543,459	35,428	1,578,887
SAM	137,068,812	137,068,811	137,068,812	-	137,068,812	2,047	137,066,765	135,446,851	1,619,914	137,066,765
SCF	3,903,550	76,036,093	78,031,961	-	78,031,961	685	78,031,276	77,363,089	668,187	78,031,276
SCF2	55,196	977,313	1,008,431	-	1,008,431	22	1,008,409	1,008,409	-	1,008,409
SCGF	1,378,794	22,530,853	27,093,296	-	27,093,296	305	27,092,991	26,969,410	123,581	27,092,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SCGF2	16,946	249,966	292,480	-	292,480	11	292,469	291,940	529	292,469
SCVF	7,138,731	79,949,495	62,606,668	-	62,606,668	106	62,606,562	62,074,065	532,497	62,606,562
SCVF2	54,013	565,740	451,547	1	451,548	-	451,548	450,679	869	451,548
TRF	4,369,534	52,019,932	102,815,142	-	102,815,142	545	102,814,597	101,912,372	902,225	102,814,597
TRF2	15,680	250,427	367,217	52	367,269	-	367,269	367,269	-	367,269
AMCG	7,360	193,826	292,926	46	292,972	-	292,972	275,070	17,902	292,972
AMMCGS	43,886	1,261,042	1,582,522	-	1,582,522	24	1,582,498	1,575,618	6,880	1,582,498
AMSRS	229,842	5,275,929	7,053,841	-	7,053,841	116	7,053,725	7,018,168	35,557	7,053,725
AMTB	899,032	9,481,164	9,601,659	-	9,601,659	51	9,601,608	9,364,663	236,945	9,601,608
PMVAAD	257,949	2,616,101	2,891,613	-	2,891,613	9	2,891,604	2,891,604	-	2,891,604
PMVEBD	86,824	1,085,021	1,166,909	86	1,166,995	-	1,166,995	1,166,995	-	1,166,995
PMVFAD	146,176	1,496,366	1,539,233	57	1,539,290	-	1,539,290	1,496,718	42,572	1,539,290
PMVLAD	2,149,705	22,078,472	22,313,942	253	22,314,195	-	22,314,195	22,237,291	76,904	22,314,195
PMVRRA	44,006	554,602	612,567	347	612,914	-	612,914	612,914	-	612,914
PMVSTA	392,583	4,060,166	4,090,717	48	4,090,765	-	4,090,765	4,090,765	-	4,090,765
PMVTRA	109,351	1,215,317	1,267,374	1,795	1,269,169	-	1,269,169	1,269,169	-	1,269,169
PMVTRD	1,041,549	11,377,612	12,071,558	446	12,072,004	-	12,072,004	12,045,041	26,963	12,072,004
PVEIB	1,260	28,783	32,130	2	32,132	-	32,132	20,822	11,310	32,132
PVIGIB	4,022	38,954	41,141	-	41,141	8	41,133	41,133	-	41,133
PVTIGB	6,661	98,555	109,769	187	109,956	-	109,956	109,956	-	109,956
HVSIT	12,276	145,578	154,312	24	154,336	-	154,336	154,336	-	154,336
ROCMC	27,349	273,813	325,721	-	325,721	285	325,436	325,436	-	325,436
TRHS2	703,265	29,040,452	40,761,243	459	40,761,702	-	40,761,702	40,579,930	181,772	40,761,702
VWEM	851,067	11,193,714	14,374,523	-	14,374,523	247	14,374,276	14,347,464	26,812	14,374,276
VWHA	211,710	6,201,839	4,759,245	207	4,759,452	-	4,759,452	4,739,713	19,739	4,759,452
VWHAS	186,273	2,911,264	4,014,190	-	4,014,190	23	4,014,167	4,013,640	527	4,014,167
VRVDRA	8,225	148,876	145,672	2	145,674	-	145,674	145,674	-	145,674
SVOF	5,042	126,101	149,385	238	149,623	-	149,623	114,855	34,768	149,623
WFVSCG	604,236	6,388,796	8,894,348	-	8,894,348	151	8,894,197	8,755,061	139,136	8,894,197

Total (unaudited)			$4,696,088,691	$160,895	$4,696,249,586	$91,055	$4,696,158,531	$4,632,774,946	$63,383,585	$4,696,158,531

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVDAB	ALVGIB	ALVIVB	ALVPGB	ALVSVB	ACVI	ACVIG
Reinvested dividends	$50,017,303	4,794	7,077	85	-	26,496	6,423	869,329
Mortality and expense risk charges (note 2)	(47,778,956)	(4,396)	(9,902)	(63)	(21,272)	(48,360)	(14,625)	(503,530)

Net investment income (loss)	2,238,347	398	(2,825)	22	(21,272)	(21,864)	(8,202)	365,799

Realized gain (loss) on investments	33,373,703	11,643	11,191	(229)	56,775	(257,280)	53,112	2,781,889
Change in unrealized gain (loss) on investments	355,613,706	(8,857)	(39,116)	(37)	194,157	49,489	233,356	(1,013,925)

Net gain (loss) on investments	388,987,409	2,786	(27,925)	(266)	250,932	(207,791)	286,468	1,767,964

Reinvested capital gains	247,795,654	-	29,033	-	93,312	163,221	19,374	2,291,694

Net increase (decrease) in contract owners’ equity resulting from operations	$639,021,410	3,184	(1,717)	(244)	322,972	(66,434)	297,640	4,425,457

Investment Activity:	ACVIG2	ACVIP2	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	BRVED3
Reinvested dividends	$10,726	265,676	218,374	8,429	-	28,703	2,697	77,990
Mortality and expense risk charges (note 2)	(11,638)	(223,818)	(137,345)	(8,724)	(753)	(14,031)	(443)	(46,899)

Net investment income (loss)	(912)	41,858	81,029	(295)	(753)	14,672	2,254	31,091

Realized gain (loss) on investments	44,586	(428,291)	(126,587)	11,243	408	71,253	(16,217)	(172,461)
Change in unrealized gain (loss) on investments	(11,204)	1,961,788	(389,928)	(19,167)	13,931	(160,031)	3,246	8,558

Net gain (loss) on investments	33,382	1,533,497	(516,515)	(7,924)	14,339	(88,778)	(12,971)	(163,903)

Reinvested capital gains	30,583	-	-	-	3,767	34,996	-	149,100

Net increase (decrease) in contract owners’ equity resulting from operations	$63,053	1,575,355	(435,486)	(8,219)	17,353	(39,110)	(10,717)	16,288

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVHY3	BRVTR3	MLVGA3	DCAP	DCAPS	DSC	DSIF	DSRG
Reinvested dividends	$403,762	86,400	284,620	362,456	3,552	24	4,420,508	396,793
Mortality and expense risk charges (note 2)	(100,770)	(55,425)	(258,821)	(503,859)	(12,734)	(34)	(3,077,153)	(389,260)

Net investment income (loss)	302,992	30,975	25,799	(141,403)	(9,182)	(10)	1,343,355	7,533

Realized gain (loss) on investments	(294,770)	54,062	(180,678)	(512,062)	(19,906)	(20)	22,789,840	1,234,425
Change in unrealized gain (loss) on investments	489,822	(77,093)	2,785,386	6,342,261	95,675	779	2,263,692	5,868,558

Net gain (loss) on investments	195,052	(23,031)	2,604,708	5,830,199	75,769	759	25,053,532	7,102,983

Reinvested capital gains	-	303,214	1,392,204	3,797,186	53,998	-	17,737,828	430,597

Net increase (decrease) in contract owners’ equity resulting from operations	$498,044	311,158	4,022,711	9,485,982	120,585	749	44,134,715	7,541,113

Investment Activity:	DSRGS	DVMCSS	DVSCS	CLVHY2	DWVSVS	ETVFR	FHIBS	FQB
Reinvested dividends	$287	7,388	197,571	28,413	25,747	194,264	56,860	1,289,374
Mortality and expense risk charges (note 2)	(650)	(14,036)	(198,724)	(6,203)	(27,254)	(66,914)	(18,020)	(532,004)

Net investment income (loss)	(363)	(6,648)	(1,153)	22,210	(1,507)	127,350	38,840	757,370

Realized gain (loss) on investments	(29)	(197,582)	(489,467)	(35,861)	(542,248)	(273,451)	(19,715)	44,455
Change in unrealized gain (loss) on investments	6,729	278,357	679,811	14,779	149,059	16,764	10,166	2,134,060

Net gain (loss) on investments	6,700	80,775	190,344	(21,082)	(393,189)	(256,687)	(9,549)	2,178,515

Reinvested capital gains	385	-	1,125,000	-	146,801	-	-	138,101

Net increase (decrease) in contract owners’ equity resulting from operations	$6,722	74,127	1,314,191	1,128	(247,895)	(129,337)	29,291	3,073,986

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FQBS	FVU2S	FB2	FC2	FCS	FEI2	FEIS	FEMS2
Reinvested dividends	$42,862	1,743	161,715	299	21,906	37,893	2,379,907	4,999
Mortality and expense risk charges (note 2)	(30,554)	(1,598)	(115,349)	(11,547)	(163,702)	(42,108)	(1,563,367)	(7,385)

Net investment income (loss)	12,308	145	46,366	(11,248)	(141,796)	(4,215)	816,540	(2,386)

Realized gain (loss) on investments	6,913	(6)	328,386	48,966	668,857	(41,992)	2,228,605	116
Change in unrealized gain (loss) on investments	70,214	(1,046)	1,898,192	353,656	3,215,215	13,961	(3,881,160)	142,974

Net gain (loss) on investments	77,127	(1,052)	2,226,578	402,622	3,884,072	(28,031)	(1,652,555)	143,090

Reinvested capital gains	5,014	-	124,361	2,714	76,268	115,470	6,759,777	77,399

Net increase (decrease) in contract owners’ equity resulting from operations	$94,449	(907)	2,397,305	394,088	3,818,544	83,224	5,923,762	218,103

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2	FGI2
Reinvested dividends	$100,697	154	131,983	1,190	93,052	1,731	1,184	22,201
Mortality and expense risk charges (note 2)	(96,811)	(18)	(124,095)	(2,250)	(86,573)	(3,136)	(53,913)	(12,210)

Net investment income (loss)	3,886	136	7,888	(1,060)	6,479	(1,405)	(52,729)	9,991

Realized gain (loss) on investments	150,082	2,746	103,612	5,124	224,655	12,138	358,419	(72,597)
Change in unrealized gain (loss) on investments	348,560	(1,661)	651,907	3,289	534,730	3,988	586,821	81,608

Net gain (loss) on investments	498,642	1,085	755,519	8,413	759,385	16,126	945,240	9,011

Reinvested capital gains	396,289	849	677,324	6,849	402,007	9,746	275,434	59,609

Net increase (decrease) in contract owners’ equity resulting from operations	$898,817	2,070	1,440,731	14,202	1,167,871	24,467	1,167,945	78,611

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGOS	FGS	FHIS	FIGBS	FMC2	FMCS	FNRS2	FO2
Reinvested dividends	$118	117,277	1,549,949	728,695	12,152	94,892	100,720	2,098
Mortality and expense risk charges (note 2)	(19,085)	(2,105,030)	(365,760)	(380,675)	(55,589)	(190,868)	(42,438)	(17,293)

Net investment income (loss)	(18,967)	(1,987,753)	1,184,189	348,020	(43,437)	(95,976)	58,282	(15,195)

Realized gain (loss) on investments	163,365	15,212,335	(897,595)	126,197	(47,557)	(368,188)	(1,873,946)	10,095
Change in unrealized gain (loss) on investments	692,716	38,639,369	(196,778)	2,019,670	567,285	3,230,854	(185,658)	118,799

Net gain (loss) on investments	856,081	53,851,704	(1,094,373)	2,145,867	519,728	2,862,666	(2,059,604)	128,894

Reinvested capital gains	97,043	18,120,834	-	12,351	-	-	-	4,353

Net increase (decrease) in contract owners’ equity resulting from operations	$934,157	69,984,785	89,816	2,506,238	476,291	2,766,690	(2,001,322)	118,052

Investment Activity:	FOS	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2	FTVIS2
Reinvested dividends	$77,515	12,349	70,310	2,308	124,800	49,512	1,228,432	1,568,548
Mortality and expense risk charges (note 2)	(247,664)	(8,351)	(66,959)	(4,256)	(34,065)	(35,955)	(163,520)	(315,846)

Net investment income (loss)	(170,149)	3,998	3,351	(1,948)	90,735	13,557	1,064,912	1,252,702

Realized gain (loss) on investments	270,630	(148,200)	(628,042)	7,441	25,304	(230,956)	(1,059,178)	(1,126,791)
Change in unrealized gain (loss) on investments	2,825,621	30,629	561,448	(4,998)	146,841	(390,577)	(1,067,001)	(913,375)

Net gain (loss) on investments	3,096,251	(117,571)	(66,594)	2,443	172,145	(621,533)	(2,126,179)	(2,040,166)

Reinvested capital gains	105,520	32,656	347,625	12,432	78,321	882,190	-	22,218

Net increase (decrease) in contract owners’ equity resulting from operations	$3,031,622	(80,917)	284,382	12,927	341,201	274,214	(1,061,267)	(765,246)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVRD2	FTVSV2	TIF2	GVGMNS	GVMSAS	RVARS	SBLD	SBLJ
Reinvested dividends	$6,376	88,386	90,871	154	448	10,712	5,646	1,533
Mortality and expense risk charges (note 2)	(7,405)	(65,145)	(29,470)	(1,052)	(192)	(8,419)	(2,023)	(1,322)

Net investment income (loss)	(1,029)	23,241	61,401	(898)	256	2,293	3,623	211

Realized gain (loss) on investments	1,826	(563,745)	(287,032)	2,482	(26)	36,097	1,886	5,541
Change in unrealized gain (loss) on investments	43,131	367,770	74,177	(2,906)	897	(368)	121	20,155

Net gain (loss) on investments	44,957	(195,975)	(212,855)	(424)	871	35,729	2,007	25,696

Reinvested capital gains	27,039	375,928	-	795	-	-	1,972	5,496

Net increase (decrease) in contract owners’ equity resulting from operations	$70,967	203,194	(151,454)	(527)	1,127	38,022	7,602	31,403

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	ACC2
Reinvested dividends	$14,014	3,218	23,825	4,809	15,394	847	1,070	49,739
Mortality and expense risk charges (note 2)	(9,201)	(1,942)	(3,350)	(5,044)	(13,937)	(768)	(969)	(42,054)

Net investment income (loss)	4,813	1,276	20,475	(235)	1,457	79	101	7,685

Realized gain (loss) on investments	34,055	(3,198)	(14,695)	(18,646)	(74,383)	(2,636)	1,147	63,436
Change in unrealized gain (loss) on investments	(24,965)	(4,098)	2,876	(29,505)	26,330	18,210	23,276	(250,988)

Net gain (loss) on investments	9,090	(7,296)	(11,819)	(48,151)	(48,053)	15,574	24,423	(187,552)

Reinvested capital gains	54,040	9,551	-	34,813	48,780	-	3,667	61,844

Net increase (decrease) in contract owners’ equity resulting from operations	$67,943	3,531	8,656	(13,573)	2,184	15,653	28,191	(118,023)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACEG	ACEG2	AVCE2	AVGI	IVHS	IVKEI1	IVMCC2	IVRE
Reinvested dividends	$40	-	4,813	26	1,210	8,859	641	7,699
Mortality and expense risk charges (note 2)	(665)	(44,045)	(8,536)	(28)	(4,346)	(4,398)	(1,590)	(1,763)

Net investment income (loss)	(625)	(44,045)	(3,723)	(2)	(3,136)	4,461	(949)	5,936

Realized gain (loss) on investments	254	34,020	12,009	(1)	(4,349)	(3,446)	(27,883)	(2,458)
Change in unrealized gain (loss) on investments	15,839	607,240	(58,886)	(212)	49,248	9,479	12,677	(33,158)

Net gain (loss) on investments	16,093	641,260	(46,877)	(213)	44,899	6,033	(15,206)	(35,616)

Reinvested capital gains	4,158	223,442	104,020	451	9,210	16,319	27,733	4,301

Net increase (decrease) in contract owners’ equity resulting from operations	$19,626	820,657	53,420	236	50,973	26,813	11,578	(25,379)

Investment Activity:	OVAG	OVAG2	OVGI	OVGIS	OVGR	OVGS	OVGSS	OVIGS
Reinvested dividends	$23,146	-	1,073,863	13,813	-	625,274	3,496	8,957
Mortality and expense risk charges (note 2)	(657,741)	(11,983)	(806,180)	(20,610)	(41,668)	(1,045,221)	(14,872)	(15,568)

Net investment income (loss)	(634,595)	(11,983)	267,683	(6,797)	(41,668)	(419,947)	(11,376)	(6,611)

Realized gain (loss) on investments	2,231,812	75,058	2,296,913	4,340	124,590	474,726	58,203	41,522
Change in unrealized gain (loss) on investments	14,370,904	479,017	(887,767)	21,484	526,823	18,531,935	108,283	256,468

Net gain (loss) on investments	16,602,716	554,075	1,409,146	25,824	651,413	19,006,661	166,486	297,990

Reinvested capital gains	4,825,134	-	7,072,011	116,982	566,195	3,257,858	28,990	18,820

Net increase (decrease) in contract owners’ equity resulting from operations	$20,793,255	542,092	8,748,840	136,009	1,175,940	21,844,572	184,100	310,199

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRBDP	WRBP	WRCEP
Reinvested dividends	$157,581	45,939	36,116	351	1,101,557	869,069	457,667	397,975
Mortality and expense risk charges (note 2)	(32,143)	(16,752)	(65,701)	(1,436)	(619,918)	(385,203)	(356,849)	(803,997)

Net investment income (loss)	125,438	29,187	(29,585)	(1,085)	481,639	483,866	100,818	(406,022)

Realized gain (loss) on investments	(81,218)	(27,988)	(75,648)	(6,993)	(1,799,125)	25,294	(1,653,383)	(870,410)
Change in unrealized gain (loss) on investments	(17,641)	1,895	1,031,742	22,940	6,942,308	2,703,017	3,524,388	10,820,758

Net gain (loss) on investments	(98,859)	(26,093)	956,094	15,947	5,143,183	2,728,311	1,871,005	9,950,348

Reinvested capital gains	-	-	81,805	1,401	919,900	-	1,744,278	4,038,670

Net increase (decrease) in contract owners’ equity resulting from operations	$26,579	3,094	1,008,314	16,263	6,544,722	3,212,177	3,716,101	13,582,996

Investment Activity:	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRI2P	WRIP
Reinvested dividends	$207,299	19,643	92,179	56,925	-	2,857,254	195,836	72,841
Mortality and expense risk charges (note 2)	(87,811)	(11,483)	(24,749)	(27,046)	(1,171,926)	(435,818)	(85,298)	(195,490)

Net investment income (loss)	119,488	8,160	67,430	29,879	(1,171,926)	2,421,436	110,538	(122,649)

Realized gain (loss) on investments	(894,952)	(345,612)	17,738	(314,868)	579,498	(1,875,855)	(475,840)	(4,902,079)
Change in unrealized gain (loss) on investments	872,739	(326,559)	63,960	(136,049)	13,772,766	988,921	753,662	8,128,924

Net gain (loss) on investments	(22,213)	(672,171)	81,698	(450,917)	14,352,264	(886,934)	277,822	3,226,845

Reinvested capital gains	-	-	-	-	14,156,098	-	1,519	-

Net increase (decrease) in contract owners’ equity resulting from operations	$97,275	(664,011)	149,128	(421,038)	27,336,436	1,534,502	389,879	3,104,196

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRLTBP	WRMCG	WRMMP	WRRESP	WRSCP	WRSCV	WRSTP	WRVP
Reinvested dividends	$90,011	-	49,733	76,381	-	-	-	484,686
Mortality and expense risk charges (note 2)	(41,830)	(195,150)	(163,009)	(48,684)	(392,701)	(46,712)	(680,733)	(272,241)

Net investment income (loss)	48,181	(195,150)	(113,276)	27,697	(392,701)	(46,712)	(680,733)	212,445

Realized gain (loss) on investments	16,179	1,142,108	-	(180,758)	(1,004,653)	(417,059)	4,518,365	(770,704)
Change in unrealized gain (loss) on investments	35,181	5,014,116	-	(433,636)	13,175,095	415,650	7,148,341	(584,211)

Net gain (loss) on investments	51,360	6,156,224	-	(614,394)	12,170,442	(1,409)	11,666,706	(1,354,915)

Reinvested capital gains	-	1,212,199	-	349,551	-	227,305	7,523,039	1,012,751

Net increase (decrease) in contract owners’ equity resulting from operations	$99,541	7,173,273	(113,276)	(237,146)	11,777,741	179,184	18,509,012	(129,719)

Investment Activity:	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$181,825	1,087	169,615	65,181	1,542	410,339	47,936	27,540
Mortality and expense risk charges (note 2)	(137,850)	(922)	(1,144,316)	(28,643)	(571,949)	(382,555)	(19,349)	(11,688)

Net investment income (loss)	43,975	165	(974,701)	36,538	(570,407)	27,784	28,587	15,852

Realized gain (loss) on investments	(249,696)	3,841	3,235,998	70,306	5,791,297	(725,886)	(107,988)	3,314
Change in unrealized gain (loss) on investments	(1,075,982)	4,013	23,273,719	118,411	11,191,216	5,391,463	(74,268)	20,322

Net gain (loss) on investments	(1,325,678)	7,854	26,509,717	188,717	16,982,513	4,665,577	(182,256)	23,636

Reinvested capital gains	758,624	1,112	7,774,820	-	4,591,007	-	-	21,916

Net increase (decrease) in contract owners’ equity resulting from operations	$(523,079)	9,131	33,309,836	225,255	21,003,113	4,693,361	(153,669)	61,404

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	M2IGSS	MMCGSC	MNDSC	MV2RIS	MV3MVS	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$475	-	-	67	108	346,755	4,895	148,424
Mortality and expense risk charges (note 2)	(2,775)	(11,296)	(35,296)	(179)	(222)	(305,436)	(2,575)	(218,619)

Net investment income (loss)	(2,300)	(11,296)	(35,296)	(112)	(114)	41,319	2,320	(70,195)

Realized gain (loss) on investments	19,077	38,623	(233,962)	630	966	(83,967)	23,459	1,011,018
Change in unrealized gain (loss) on investments	3,262	101,754	996,500	5,498	8,674	(978,612)	33,615	1,905,474

Net gain (loss) on investments	22,339	140,377	762,538	6,128	9,640	(1,062,579)	57,074	2,916,492

Reinvested capital gains	20,867	48,094	315,090	128	446	1,165,320	5,162	388,289

Net increase (decrease) in contract owners’ equity resulting from operations	$40,906	177,175	1,042,332	6,144	9,972	144,060	64,556	3,234,586

Investment Activity:	MSEM	MSGI2	MSVF2	MSVFI	MSVMG	MSVRE	DTRTFB	EIF
Reinvested dividends	$156,220	17,402	15,406	168,056	-	13,180	14,226	308,108
Mortality and expense risk charges (note 2)	(38,435)	(14,286)	(11,849)	(70,282)	(2,113)	(8,263)	(6,234)	(201,071)

Net investment income (loss)	117,785	3,116	3,557	97,774	(2,113)	4,917	7,992	107,037

Realized gain (loss) on investments	(31,842)	(38,860)	7,640	83,456	3,191	20,171	442	495,180
Change in unrealized gain (loss) on investments	42,797	(65,777)	12,362	122,941	96,204	(178,688)	8,101	(1,016,466)

Net gain (loss) on investments	10,955	(104,637)	20,002	206,397	99,395	(158,517)	8,543	(521,286)

Reinvested capital gains	-	19,060	6,181	61,433	13,324	13,085	-	776,478

Net increase (decrease) in contract owners’ equity resulting from operations	$128,740	(82,461)	29,740	365,604	110,606	(140,515)	16,535	362,229

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$1,485,680	17,283	222,275	3,267	151,163	821,376	247,635	148,657
Mortality and expense risk charges (note 2)	(835,688)	(21,010)	(129,606)	(3,902)	(140,926)	(662,193)	(132,822)	(262,306)

Net investment income (loss)	649,992	(3,727)	92,669	(635)	10,237	159,183	114,813	(113,649)

Realized gain (loss) on investments	628,127	1,438	42,304	(3,252)	(156,169)	800,215	104,812	488,994
Change in unrealized gain (loss) on investments	2,331,685	45,041	1,075,377	14,085	888,031	464,362	633,921	3,990,455

Net gain (loss) on investments	2,959,812	46,479	1,117,681	10,833	731,862	1,264,577	738,733	4,479,449

Reinvested capital gains	-	-	-	-	-	4,246,911	7,992	1,515,548

Net increase (decrease) in contract owners’ equity resulting from operations	$3,609,804	42,752	1,210,350	10,198	742,099	5,670,671	861,538	5,881,348

Investment Activity:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC
Reinvested dividends	$373,242	290,671	139,528	42,271	15,049	496,167	63,200	21,450
Mortality and expense risk charges (note 2)	(269,996)	(464,287)	(794,448)	(384,313)	(1,861)	(312,866)	(331,094)	(260,318)

Net investment income (loss)	103,246	(173,616)	(654,920)	(342,042)	13,188	183,301	(267,894)	(238,868)

Realized gain (loss) on investments	(751,811)	1,650,407	3,428,307	83,286	2,613	1,043,282	491,530	(173,782)
Change in unrealized gain (loss) on investments	150,400	12,075,688	(357,675)	1,483,048	34,946	2,964,370	990,522	1,357,858

Net gain (loss) on investments	(601,411)	13,726,095	3,070,632	1,566,334	37,559	4,007,652	1,482,052	1,184,076

Reinvested capital gains	2,304,515	3,806,465	3,971,954	897,918	1,181	612,843	1,862,689	204,240

Net increase (decrease) in contract owners’ equity resulting from operations	$1,806,350	17,358,944	6,387,666	2,122,210	51,928	4,803,796	3,076,847	1,149,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDM	GVIX8	HIBF	IDPG2	IDPGI2	MCIF	MSBF	NAMAA2
Reinvested dividends	$160,809	94,495	1,259,003	687	60	794,920	896,370	22,693
Mortality and expense risk charges (note 2)	(1,435,424)	(45,309)	(279,934)	(5,978)	(495)	(769,057)	(307,367)	(18,143)

Net investment income (loss)	(1,274,615)	49,186	979,069	(5,291)	(435)	25,863	589,003	4,550

Realized gain (loss) on investments	3,862,892	(39,651)	191,471	920	152	677,740	(186,581)	13,666
Change in unrealized gain (loss) on investments	946,220	123,387	(199,945)	25,403	939	3,335,325	67,908	37,824

Net gain (loss) on investments	4,809,112	83,736	(8,474)	26,323	1,091	4,013,065	(118,673)	51,490

Reinvested capital gains	6,638,606	120,343	-	10,294	543	3,431,895	-	72,706

Net increase (decrease) in contract owners’ equity resulting from operations	$10,173,103	253,265	970,595	31,326	1,199	7,470,823	470,330	128,746

Investment Activity:	NAMGI2	NCPG2	NCPGI2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVCBD1
Reinvested dividends	$2,785	1,241	1,859	1,259,136	14,744	136,900	19,376	241,086
Mortality and expense risk charges (note 2)	(2,538)	(2,170)	(3,432)	(897,963)	(25,234)	(29,571)	(6,623)	(98,183)

Net investment income (loss)	247	(929)	(1,573)	361,173	(10,490)	107,329	12,753	142,903

Realized gain (loss) on investments	(4,103)	3,129	142	(4,544,309)	(172,028)	10,060	7,159	92,745
Change in unrealized gain (loss) on investments	11,855	9,544	11,658	(80,367)	80,549	1,401,194	196,898	173,837

Net gain (loss) on investments	7,752	12,673	11,800	(4,624,676)	(91,479)	1,411,254	204,057	266,582

Reinvested capital gains	14,343	-	-	2,056,211	35,979	-	-	19,271

Net increase (decrease) in contract owners’ equity resulting from operations	$22,342	11,744	10,227	(2,207,292)	(65,990)	1,518,583	216,810	428,756

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2
Reinvested dividends	$11,031	41,552	19,957	56,492	25,013	97,142	31,705	65,900
Mortality and expense risk charges (note 2)	(10,435)	(50,568)	(96,087)	(64,843)	(50,165)	(143,188)	(30,218)	(106,113)

Net investment income (loss)	596	(9,016)	(76,130)	(8,351)	(25,152)	(46,046)	1,487	(40,213)

Realized gain (loss) on investments	7,886	(183,951)	(94,375)	(180,964)	(86,329)	(435,856)	7,884	(199,899)
Change in unrealized gain (loss) on investments	15,472	420,259	677,466	638,777	402,660	1,163,151	273,085	1,030,001

Net gain (loss) on investments	23,358	236,308	583,091	457,813	316,331	727,295	280,969	830,102

Reinvested capital gains	1,052	162,579	19,486	112,001	31,546	325,849	-	134,032

Net increase (decrease) in contract owners’ equity resulting from operations	$25,006	389,871	526,447	561,463	322,725	1,007,098	282,456	923,921

Investment Activity:	NVDBL2	NVDCA2	NVFIII	NVIE6	NVLCP2	NVMGA2	NVMIG1	NVMIVX
Reinvested dividends	$10,377	2,911	5,641	228	109,209	4,831	338,689	-
Mortality and expense risk charges (note 2)	(92,748)	(21,792)	(3,773)	(317)	(45,327)	(1,886)	(376,244)	(9,257)

Net investment income (loss)	(82,371)	(18,881)	1,868	(89)	63,882	2,945	(37,555)	(9,257)

Realized gain (loss) on investments	(55,703)	(12,685)	12,831	(461)	50,471	(3,686)	(263,547)	22,062
Change in unrealized gain (loss) on investments	587,791	202,142	2,181	1,933	176,921	21,333	4,212,873	612,893

Net gain (loss) on investments	532,088	189,457	15,012	1,472	227,392	17,647	3,949,326	634,955

Reinvested capital gains	228,900	94,293	873	-	-	-	10,576,388	-

Net increase (decrease) in contract owners’ equity resulting from operations	$678,617	264,869	17,753	1,383	291,274	20,592	14,488,159	625,698

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVZ	NVMLG1	NVMLG2	NVMMG1	NVMMG2	NVMMV2	NVNMO1	NVNMO2
Reinvested dividends	$-	-	-	-	-	833,467	209,219	984
Mortality and expense risk charges (note 2)	(881)	(230,646)	(4,143)	(858,603)	(76,033)	(463,479)	(534,723)	(3,186)

Net investment income (loss)	(881)	(230,646)	(4,143)	(858,603)	(76,033)	369,988	(325,504)	(2,202)

Realized gain (loss) on investments	81	(979,375)	(4,109)	(2,109,757)	(225,098)	(3,784,951)	1,305,368	(13,517)
Change in unrealized gain (loss) on investments	42,140	(3,135,873)	(39,963)	31,123,187	2,327,958	1,745,888	742,439	18,997

Net gain (loss) on investments	42,221	(4,115,248)	(44,072)	29,013,430	2,102,860	(2,039,063)	2,047,807	5,480

Reinvested capital gains	-	9,254,995	98,772	10,788,805	872,905	-	4,118,595	23,561

Net increase (decrease) in contract owners’ equity resulting from operations	$41,340	4,909,101	50,557	38,943,632	2,899,732	(1,669,075)	5,840,898	26,839

Investment Activity:	NVNSR1	NVOLG1	NVOLG2	NVRE1	NVSIX2	NVSTB2	NVTIV3	SAM
Reinvested dividends	$17,878	4,914,195	58,344	724,420	25,123	92,928	21,366	345,197
Mortality and expense risk charges (note 2)	(27,815)	(4,079,672)	(97,930)	(540,041)	(30,090)	(58,644)	(17,713)	(1,644,977)

Net investment income (loss)	(9,937)	834,523	(39,586)	184,379	(4,967)	34,284	3,653	(1,299,780)

Realized gain (loss) on investments	(25,706)	(3,156,994)	(301,914)	(1,223,863)	(441,307)	13,806	(91,525)	-
Change in unrealized gain (loss) on investments	122,467	26,074,560	633,258	(3,337,343)	864,979	44,006	98,047	-

Net gain (loss) on investments	96,761	22,917,566	331,344	(4,561,206)	423,672	57,812	6,522	-

Reinvested capital gains	158,627	37,685,379	548,547	225,254	118,173	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$245,451	61,437,468	840,305	(4,151,573)	536,878	92,096	10,175	(1,299,780)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2
Reinvested dividends	$12,857	178	-	-	39,609	-	1,096,628	3,134
Mortality and expense risk charges (note 2)	(695,533)	(14,995)	(250,771)	(6,089)	(587,624)	(7,733)	(1,027,481)	(6,752)

Net investment income (loss)	(682,676)	(14,817)	(250,771)	(6,089)	(548,015)	(7,733)	69,147	(3,618)

Realized gain (loss) on investments	(486,717)	(58,769)	(1,446,109)	(24,053)	(1,060,763)	(98,205)	7,513,207	18,669
Change in unrealized gain (loss) on investments	11,924,551	209,158	6,519,267	85,294	2,821,488	104,379	(6,232,355)	(9,896)

Net gain (loss) on investments	11,437,834	150,389	5,073,158	61,241	1,760,725	6,174	1,280,852	8,773

Reinvested capital gains	2,714,490	37,529	2,851,419	45,453	275,903	2,057	7,121,855	25,628

Net increase (decrease) in contract owners’ equity resulting from operations	$13,469,648	173,101	7,673,806	100,605	1,488,613	498	8,471,854	30,783

Investment Activity:	AMCG	AMMCGS	AMSRS	AMTB	PMVAAD	PMVEBD	PMVFAD	PMVLAD
Reinvested dividends	$-	-	36,889	231,088	145,898	60,202	79,654	223,213
Mortality and expense risk charges (note 2)	(4,154)	(17,039)	(69,922)	(114,817)	(33,234)	(14,738)	(17,194)	(245,313)

Net investment income (loss)	(4,154)	(17,039)	(33,033)	116,271	112,664	45,464	62,460	(22,100)

Realized gain (loss) on investments	19,305	151,024	506,994	(24,806)	(73,925)	(11,870)	(74,080)	(53,218)
Change in unrealized gain (loss) on investments	57,408	202,336	174,078	101,291	99,722	44,931	141,724	432,186

Net gain (loss) on investments	76,713	353,360	681,072	76,485	25,797	33,061	67,644	378,968

Reinvested capital gains	12,959	72,915	253,391	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,518	409,236	901,430	192,756	138,461	78,525	130,104	356,868

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVRRA	PMVSTA	PMVTRA	PMVTRD	PVEIB	PVIGIB	PVTIGB	HVSIT
Reinvested dividends	$7,540	47,089	19,469	237,461	458	-	1,258	-
Mortality and expense risk charges (note 2)	(5,919)	(46,371)	(10,170)	(127,837)	(601)	(185)	(792)	(2,027)

Net investment income (loss)	1,621	718	9,299	109,624	(143)	(185)	466	(2,027)

Realized gain (loss) on investments	4,516	(6,333)	3,629	28,433	(1,374)	693	(245)	(41,043)
Change in unrealized gain (loss) on investments	47,375	45,085	41,226	543,471	1,263	2,187	10,491	40,263

Net gain (loss) on investments	51,891	38,752	44,855	571,904	(111)	2,880	10,246	(780)

Reinvested capital gains	-	-	9,114	131,793	1,845	-	-	9,064

Net increase (decrease) in contract owners’ equity resulting from operations	$53,512	39,470	63,268	813,321	1,591	2,695	10,712	6,257

Investment Activity:	ROCMC	TRHS2	VWEM	VWHA	VWHAS	VYDS	VRVDRA	SVOF
Reinvested dividends	$-	-	254,262	35,294	27,637	18,804	1,498	543
Mortality and expense risk charges (note 2)	(3,228)	(395,540)	(135,128)	(40,792)	(37,769)	(26,821)	(1,187)	(2,337)

Net investment income (loss)	(3,228)	(395,540)	119,134	(5,498)	(10,132)	(8,017)	311	(1,794)

Realized gain (loss) on investments	(23,269)	1,124,737	58,286	(622,831)	(1,045,435)	461,450	(28,596)	13,140
Change in unrealized gain (loss) on investments	76,460	5,949,169	1,359,467	1,284,558	1,716,359	(289,038)	5,571	(5,640)

Net gain (loss) on investments	53,191	7,073,906	1,417,753	661,727	670,924	172,412	(23,025)	7,500

Reinvested capital gains	4,163	2,271,680	381,897	-	-	145,593	2,435	9,387

Net increase (decrease) in contract owners’ equity resulting from operations	$54,126	8,950,046	1,918,784	656,229	660,792	309,988	(20,279)	15,093

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WFVSCG	DVIV	IVKMG2	GVDIVI	GVDIV2	NVMLV1	NVMLV2	NVLM2
Reinvested dividends	$-	41	-	326,602	21,951	72,145	16,054	3,280
Mortality and expense risk charges (note 2)	(75,482)	(3)	(5,048)	(33,269)	(3,105)	(38,520)	(12,795)	(5,683)

Net investment income (loss)	(75,482)	38	(5,048)	293,333	18,846	33,625	3,259	(2,403)

Realized gain (loss) on investments	(215,156)	(134)	(508,791)	(2,093,019)	(127,518)	(3,922,036)	(1,000,382)	(31,000)
Change in unrealized gain (loss) on investments	3,064,839	(164)	59,817	1,136,335	65,367	1,283,421	333,477	2,273

Net gain (loss) on investments	2,849,683	(298)	(448,974)	(956,684)	(62,151)	(2,638,615)	(666,905)	(28,727)

Reinvested capital gains	393,646	-	343,550	-	-	1,924,854	484,869	43,786

Net increase (decrease) in contract owners’ equity resulting from operations	$3,167,847	(260)	(110,472)	(663,351)	(43,305)	(680,136)	(178,777)	12,656

Investment Activity:	NVLCA2
Reinvested dividends	$3,372
Mortality and expense risk charges (note 2)	(12,344)

Net investment income (loss)	(8,972)

Realized gain (loss) on investments	(82,055)
Change in unrealized gain (loss) on investments	999

Net gain (loss) on investments	(81,056)

Reinvested capital gains	17,772

Net increase (decrease) in contract owners’ equity resulting from operations	$(72,256)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVDAB		ALVGIB		ALVIVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,238,347	22,959,771	398	2,916	(2,825)	(5,242)	22	(47)
Realized gain (loss) on investments	33,373,703	94,454,822	11,643	11,585	11,191	32,163	(229)	(88)
Change in unrealized gain (loss) on investments	355,613,706	394,607,882	(8,857)	47,218	(39,116)	28,226	(37)	2,088
Reinvested capital gains	247,795,654	425,059,936	-	550	29,033	64,422	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	639,021,410	937,082,411	3,184	62,269	(1,717)	119,569	(244)	1,953

Equity transactions:
Purchase payments received from contract owners (note 4)	75,062,618	78,527,672	24,152	35,000	-	97	-	-
Transfers between funds	(2,918,260)	(1,263,143)	(93,304)	-	(20,221)	(58,910)	-	124
Redemptions (notes 2, 3, and 4)	(516,882,734)	(617,921,841)	(41,962)	(120,815)	(25,406)	(28,619)	(2,132)	(3,392)
Adjustments to maintain reserves	(1,120,422)	980,908	(3)	(9)	8	24	(9)	(1)

Net equity transactions	(445,858,798)	(539,676,404)	(111,117)	(85,824)	(45,619)	(87,408)	(2,141)	(3,269)

Net change in contract owners’ equity	193,162,612	397,406,007	(107,933)	(23,555)	(47,336)	32,161	(2,385)	(1,316)
Contract owners’ equity at beginning of period	4,502,995,919	4,105,589,914	449,541	473,096	627,385	595,224	8,742	10,058

Contract owners’ equity at end of period	$4,696,158,531	4,502,995,921	341,608	449,541	580,049	627,385	6,357	8,742

CHANGE IN UNITS:
Beginning units	174,615,218	196,238,697	33,133	39,659	24,931	28,647	986	1,311
Units purchased	43,663,126	26,836,797	2,472	2,752	312	133	-	3,323
Units redeemed	(57,348,904)	(48,460,276)	(11,337)	(9,278)	(2,255)	(3,849)	(277)	(3,648)

Ending units	160,929,440	174,615,218	24,268	33,133	22,988	24,931	709	986

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVPGB		ALVSVB		ACVI		ACVIG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(21,272)	(18,424)	(21,864)	(47,970)	(8,202)	(2,762)	365,799	459,296
Realized gain (loss) on investments	56,775	7,348	(257,280)	(67,702)	53,112	80,167	2,781,889	4,246,610
Change in unrealized gain (loss) on investments	194,157	149,832	49,489	371,973	233,356	168,425	(1,013,925)	959,135
Reinvested capital gains	93,312	129,132	163,221	495,460	19,374	75,467	2,291,694	4,217,979

Net increase (decrease) in contract owners’ equity resulting from operations	322,972	267,888	(66,434)	751,761	297,640	321,297	4,425,457	9,883,020

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	177,188	75,026	21,819	23,430	344,316	608,023
Transfers between funds	(72,953)	25,397	(402,246)	(151,534)	(30,055)	(9,032)	(1,435,089)	(1,467,695)
Redemptions (notes 2, 3, and 4)	(64,240)	(20,885)	(387,785)	(382,837)	(156,196)	(206,731)	(4,296,359)	(6,233,389)
Adjustments to maintain reserves	(2)	(35)	1,091	(1,394)	42	6,508	(632)	461

Net equity transactions	(137,195)	4,477	(611,752)	(460,739)	(164,390)	(185,825)	(5,387,764)	(7,092,600)

Net change in contract owners’ equity	185,777	272,365	(678,186)	291,022	133,250	135,472	(962,307)	2,790,420
Contract owners’ equity at beginning of period	1,116,243	843,878	4,535,171	4,244,149	1,385,404	1,249,932	49,318,445	46,528,025

Contract owners’ equity at end of period	$1,302,020	1,116,243	3,856,985	4,535,171	1,518,654	1,385,404	48,356,138	49,318,445

CHANGE IN UNITS:
Beginning units	34,807	34,696	170,467	189,914	56,286	64,695	1,482,927	1,714,917
Units purchased	2,587	1,156	31,132	11,234	1,124	4,159	57,498	38,996
Units redeemed	(6,807)	(1,045)	(58,022)	(30,681)	(7,845)	(12,568)	(225,649)	(270,986)

Ending units	30,587	34,807	143,577	170,467	49,565	56,286	1,314,776	1,482,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIG2		ACVIP2		ACVMV1		ACVMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(912)	(263)	41,858	235,036	81,029	146,250	(295)	1,020
Realized gain (loss) on investments	44,586	14,814	(428,291)	(706,709)	(126,587)	(28,552)	11,243	23,359
Change in unrealized gain (loss) on investments	(11,204)	54,830	1,961,788	1,998,503	(389,928)	1,921,345	(19,167)	50,483
Reinvested capital gains	30,583	56,389	-	-	-	1,647,495	-	61,258

Net increase (decrease) in contract owners’ equity resulting from operations	63,053	125,770	1,575,355	1,526,830	(435,486)	3,686,538	(8,219)	136,120

Equity transactions:
Purchase payments received from contract owners (note 4)	999	861	89,005	642,909	131,689	270,970	-	214
Transfers between funds	37,885	(13,232)	1,791,644	(711,546)	(1,694,924)	387,325	(605)	(35,063)
Redemptions (notes 2, 3, and 4)	(127,232)	(17,471)	(2,807,428)	(2,391,900)	(1,380,869)	(2,196,549)	(36,471)	(33,051)
Adjustments to maintain reserves	(164)	183	(163)	85	190	(191)	1,706	(1,912)

Net equity transactions	(88,512)	(29,659)	(926,942)	(2,460,452)	(2,943,914)	(1,538,445)	(35,370)	(69,812)

Net change in contract owners’ equity	(25,459)	96,111	648,413	(933,622)	(3,379,400)	2,148,093	(43,589)	66,308
Contract owners’ equity at beginning of period	695,562	599,451	19,590,057	20,523,679	16,067,580	13,919,487	597,826	531,518

Contract owners’ equity at end of period	$670,103	695,562	20,238,470	19,590,057	12,688,180	16,067,580	554,237	597,826

CHANGE IN UNITS:
Beginning units	28,524	29,835	1,263,986	1,425,997	549,257	607,635	-	-
Units purchased	1,653	121	208,088	98,944	37,786	58,555	-	-
Units redeemed	(4,923)	(1,432)	(257,575)	(260,955)	(153,291)	(116,933)	-	-

Ending units	25,254	28,524	1,214,499	1,263,986	433,752	549,257	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVU1		ACVV		ACVV2		BRVED3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(753)	(580)	14,672	15,365	2,254	-	31,091	27,479
Realized gain (loss) on investments	408	260	71,253	135,362	(16,217)	-	(172,461)	11,129
Change in unrealized gain (loss) on investments	13,931	5,855	(160,031)	107,465	3,246	-	8,558	530,412
Reinvested capital gains	3,767	3,403	34,996	91,035	-	-	149,100	311,080

Net increase (decrease) in contract owners’ equity resulting from operations	17,353	8,938	(39,110)	349,227	(10,717)	-	16,288	880,100

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	37,102	16,252	-	-	18,280	43,707
Transfers between funds	-	-	(30,491)	(71,936)	102,859	-	(200,351)	1,417,417
Redemptions (notes 2, 3, and 4)	78	-	(176,572)	(163,599)	(153)	-	(299,412)	(304,243)
Adjustments to maintain reserves	(56)	65	(33,120)	27,393	4	-	117	(73)

Net equity transactions	22	65	(203,081)	(191,890)	102,710	-	(481,366)	1,156,808

Net change in contract owners’ equity	17,375	9,003	(242,191)	157,337	91,993	-	(465,078)	2,036,908
Contract owners’ equity at beginning of period	36,750	27,747	1,607,624	1,450,287	-	-	4,989,255	2,952,347

Contract owners’ equity at end of period	$54,125	36,750	1,365,433	1,607,624	91,993	-	4,524,177	4,989,255

CHANGE IN UNITS:
Beginning units	1,197	1,197	35,430	40,853	-	-	334,983	250,016
Units purchased	-	-	1,553	1,659	27,701	-	57,199	140,517
Units redeemed	-	-	(6,936)	(7,082)	(20,655)	-	(95,810)	(55,550)

Ending units	1,197	1,197	30,047	35,430	7,046	-	296,372	334,983

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVHY3		BRVTR3		MLVGA3		DCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$302,992	115,746	30,975	24,794	25,799	14,157	(141,403)	26,631
Realized gain (loss) on investments	(294,770)	18,471	54,062	(505)	(180,678)	(490,664)	(512,062)	(239,907)
Change in unrealized gain (loss) on investments	489,822	177,578	(77,093)	84,104	2,785,386	3,192,007	6,342,261	8,555,369
Reinvested capital gains	-	-	303,214	7,730	1,392,204	909,176	3,797,186	5,137,299

Net increase (decrease) in contract owners’ equity resulting from operations	498,044	311,795	311,158	116,123	4,022,711	3,624,676	9,485,982	13,479,392

Equity transactions:
Purchase payments received from contract owners (note 4)	10,830	129,268	180,695	4,137	754,912	129,520	266,851	387,274
Transfers between funds	28,654,797	2,477,859	4,009,256	1,127,663	(939,740)	(1,039,196)	(1,933,712)	(1,662,103)
Redemptions (notes 2, 3, and 4)	(185,755)	(403,451)	(455,812)	(209,728)	(2,395,759)	(3,121,157)	(3,957,867)	(7,007,725)
Adjustments to maintain reserves	(345)	(144)	21	(27)	(191)	(182)	3,197	(4,995)

Net equity transactions	28,479,527	2,203,532	3,734,160	922,045	(2,580,778)	(4,031,015)	(5,621,531)	(8,287,549)

Net change in contract owners’ equity	28,977,571	2,515,327	4,045,318	1,038,168	1,441,933	(406,339)	3,864,451	5,191,843
Contract owners’ equity at beginning of period	4,173,806	1,658,479	2,256,802	1,218,634	23,424,461	23,830,800	47,382,278	42,190,435

Contract owners’ equity at end of period	$33,151,377	4,173,806	6,302,120	2,256,802	24,866,394	23,424,461	51,246,729	47,382,278

CHANGE IN UNITS:
Beginning units	351,457	158,292	209,631	122,277	1,254,561	1,485,732	1,252,432	1,502,340
Units purchased	4,742,149	387,625	423,116	124,395	110,692	47,090	22,625	23,362
Units redeemed	(2,449,185)	(194,460)	(85,123)	(37,041)	(249,330)	(278,261)	(168,652)	(273,270)

Ending units	2,644,421	351,457	547,624	209,631	1,115,923	1,254,561	1,106,405	1,252,432

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DCAPS		DSC		DSIF		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,182)	(6,866)	(10)	(76)	1,343,355	1,756,965	7,533	138,433
Realized gain (loss) on investments	(19,906)	(5,706)	(20)	(2,448)	22,789,840	25,559,608	1,234,425	1,407,926
Change in unrealized gain (loss) on investments	95,675	123,213	779	2,353	2,263,692	32,107,843	5,868,558	7,061,602
Reinvested capital gains	53,998	79,982	-	3,155	17,737,828	14,770,335	430,597	1,144,497

Net increase (decrease) in contract owners’ equity resulting from operations	120,585	190,623	749	2,984	44,134,715	74,194,751	7,541,113	9,752,458

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1	-	267	6,166,488	2,840,036	192,383	354,967
Transfers between funds	(2,469)	(87,349)	-	-	(10,059,210)	(9,948,059)	(762,490)	(884,392)
Redemptions (notes 2, 3, and 4)	(90,986)	(65,199)	(28)	(15,317)	(30,589,088)	(29,376,068)	(3,567,197)	(3,843,707)
Adjustments to maintain reserves	93	(50)	-	(6)	17,333	(28,066)	(803)	1,410

Net equity transactions	(93,362)	(152,597)	(28)	(15,056)	(34,464,477)	(36,512,157)	(4,138,107)	(4,371,722)

Net change in contract owners’ equity	27,223	38,026	721	(12,072)	9,670,238	37,682,594	3,403,006	5,380,736
Contract owners’ equity at beginning of period	665,280	627,254	3,995	16,067	301,383,153	263,700,559	36,462,528	31,081,792

Contract owners’ equity at end of period	$692,503	665,280	4,716	3,995	311,053,391	301,383,153	39,865,534	36,462,528

CHANGE IN UNITS:
Beginning units	26,283	33,290	169	836	7,902,392	8,980,364	1,246,109	1,412,248
Units purchased	977	54	-	12	311,651	156,600	26,714	22,068
Units redeemed	(4,437)	(7,061)	(1)	(679)	(1,236,701)	(1,234,572)	(163,104)	(188,207)

Ending units	22,823	26,283	168	169	6,977,342	7,902,392	1,109,719	1,246,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSRGS		DVMCSS		DVSCS		CLVHY2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(363)	(196)	(6,648)	(11,393)	(1,153)	(48,152)	22,210	16,732
Realized gain (loss) on investments	(29)	(3,927)	(197,582)	(88,228)	(489,467)	1,138,361	(35,861)	(2,050)
Change in unrealized gain (loss) on investments	6,729	12,292	278,357	247,640	679,811	1,206,195	14,779	37,218
Reinvested capital gains	385	1,327	-	126,035	1,125,000	1,940,085	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,722	9,496	74,127	274,054	1,314,191	4,236,489	1,128	51,900

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,696	2,003	147,025	207,686	1,200	1,128
Transfers between funds	(295)	32	(103,261)	(76,863)	(1,579,147)	(1,628,260)	(145,621)	608,650
Redemptions (notes 2, 3, and 4)	(21)	(12,747)	(94,708)	(301,325)	(1,589,400)	(2,278,557)	(132,206)	(31,065)
Adjustments to maintain reserves	34	(24)	57	(30)	(7,047)	7,143	16	(21)

Net equity transactions	(282)	(12,739)	(195,216)	(376,215)	(3,028,569)	(3,691,988)	(276,611)	578,692

Net change in contract owners’ equity	6,440	(3,243)	(121,089)	(102,161)	(1,714,378)	544,501	(275,483)	630,592
Contract owners’ equity at beginning of period	31,645	34,888	1,518,150	1,620,311	22,127,554	21,583,053	841,014	210,422

Contract owners’ equity at end of period	$38,085	31,645	1,397,061	1,518,150	20,413,176	22,127,554	565,531	841,014

CHANGE IN UNITS:
Beginning units	1,384	2,014	112,707	142,762	588,856	694,720	75,041	21,647
Units purchased	-	2	31,189	17,395	38,430	28,681	34,675	61,016
Units redeemed	(12)	(632)	(46,516)	(47,450)	(131,757)	(134,545)	(61,712)	(7,622)

Ending units	1,372	1,384	97,380	112,707	495,529	588,856	48,004	75,041

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DWVSVS		ETVFR		FHIBS		FQB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,507)	(11,319)	127,350	369,621	38,840	38,756	757,370	910,590
Realized gain (loss) on investments	(542,248)	(71,670)	(273,451)	(30,281)	(19,715)	(9,419)	44,455	51,333
Change in unrealized gain (loss) on investments	149,059	558,874	16,764	397,217	10,166	80,773	2,134,060	2,967,968
Reinvested capital gains	146,801	256,523	-	-	-	-	138,101	1,920

Net increase (decrease) in contract owners’ equity resulting from operations	(247,895)	732,408	(129,337)	736,557	29,291	110,110	3,073,986	3,931,811

Equity transactions:
Purchase payments received from contract owners (note 4)	13,285	14,348	21,024	166,544	79	48	268,318	502,812
Transfers between funds	(361,422)	(254,515)	(2,238,637)	(6,099,934)	54,202	44,996	(48,352)	(1,075,270)
Redemptions (notes 2, 3, and 4)	(143,185)	(135,862)	(509,787)	(1,517,034)	(123,676)	(75,479)	(4,150,620)	(7,022,999)
Adjustments to maintain reserves	91	(66)	220	1,722	(8)	25	(41,412)	41,944

Net equity transactions	(491,231)	(376,095)	(2,727,180)	(7,448,702)	(69,403)	(30,410)	(3,972,066)	(7,553,513)

Net change in contract owners’ equity	(739,126)	356,313	(2,856,517)	(6,712,145)	(40,112)	79,700	(898,080)	(3,621,702)
Contract owners’ equity at beginning of period	3,283,434	2,927,121	7,938,871	14,651,016	1,014,427	934,727	47,441,236	51,062,938

Contract owners’ equity at end of period	$2,544,308	3,283,434	5,082,354	7,938,871	974,315	1,014,427	46,543,156	47,441,236

CHANGE IN UNITS:
Beginning units	186,794	210,527	710,054	1,386,299	42,055	43,526	2,294,371	2,673,765
Units purchased	56,295	17,813	42,101	51,809	3,257	3,606	152,812	107,096
Units redeemed	(93,541)	(41,546)	(301,327)	(728,054)	(6,351)	(5,077)	(339,406)	(486,490)

Ending units	149,548	186,794	450,828	710,054	38,961	42,055	2,107,777	2,294,371

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQBS		FVU2S		FB2		FC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,308	13,946	145	133	46,366	39,741	(11,248)	(585)
Realized gain (loss) on investments	6,913	(7,903)	(6)	(173)	328,386	4,300	48,966	15
Change in unrealized gain (loss) on investments	70,214	114,940	(1,046)	14,280	1,898,192	937,740	353,656	18,928
Reinvested capital gains	5,014	66	-	-	124,361	248,871	2,714	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,449	121,049	(907)	14,240	2,397,305	1,230,652	394,088	18,358

Equity transactions:
Purchase payments received from contract owners (note 4)	733	31,724	634	692	93,150	173,534	41,438	76,175
Transfers between funds	(163,086)	(83,665)	2,417	(2,978)	6,406,330	2,797,548	1,135,874	241,162
Redemptions (notes 2, 3, and 4)	(58,438)	(148,763)	(2,308)	(8,317)	(971,629)	(476,359)	(82,786)	-
Adjustments to maintain reserves	(133)	170	36	(29)	41	(51)	(26)	(5)

Net equity transactions	(220,924)	(200,534)	779	(10,632)	5,527,892	2,494,672	1,094,500	317,332

Net change in contract owners’ equity	(126,475)	(79,485)	(128)	3,608	7,925,197	3,725,324	1,488,588	335,690
Contract owners’ equity at beginning of period	1,703,508	1,782,993	88,843	85,235	7,902,913	4,177,589	335,690	-

Contract owners’ equity at end of period	$1,577,033	1,703,508	88,715	88,843	15,828,110	7,902,913	1,824,278	335,690

CHANGE IN UNITS:
Beginning units	113,471	126,884	8,366	9,438	567,188	368,192	30,424	-
Units purchased	2,912	6,444	604	75	664,383	277,848	143,512	30,424
Units redeemed	(16,675)	(19,857)	(516)	(1,147)	(291,513)	(78,852)	(45,651)	-

Ending units	99,708	113,471	8,454	8,366	940,058	567,188	128,285	30,424

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FCS		FEI2		FEIS		FEMS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(141,796)	(99,949)	(4,215)	(762)	816,540	1,229,595	(2,386)	2,473
Realized gain (loss) on investments	668,857	319,840	(41,992)	50,336	2,228,605	7,584,626	116	19,311
Change in unrealized gain (loss) on investments	3,215,215	1,683,501	13,961	373,585	(3,881,160)	16,933,279	142,974	58,207
Reinvested capital gains	76,268	1,491,599	115,470	186,314	6,759,777	10,268,514	77,399	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,818,544	3,394,991	83,224	609,473	5,923,762	36,016,014	218,103	79,991

Equity transactions:
Purchase payments received from contract owners (note 4)	152,333	140,038	165	19,959	1,480,730	1,246,393	366	23,766
Transfers between funds	(371,197)	(298,492)	24,418	(48,626)	(6,270,695)	(3,364,008)	368,942	351,988
Redemptions (notes 2, 3, and 4)	(1,009,921)	(987,781)	(294,536)	(475,051)	(14,387,667)	(16,340,023)	(19,082)	(76,882)
Adjustments to maintain reserves	(31,460)	28,896	21	(47)	(152,156)	140,774	49	(19)

Net equity transactions	(1,260,245)	(1,117,339)	(269,932)	(503,765)	(19,329,788)	(18,316,864)	350,275	298,853

Net change in contract owners’ equity	2,558,299	2,277,652	(186,708)	105,708	(13,406,026)	17,699,150	568,378	378,844
Contract owners’ equity at beginning of period	13,997,174	11,719,522	2,719,371	2,613,663	163,755,412	146,056,262	575,756	196,912

Contract owners’ equity at end of period	$16,555,473	13,997,174	2,532,663	2,719,371	150,349,386	163,755,412	1,144,134	575,756

CHANGE IN UNITS:
Beginning units	269,187	293,629	118,358	143,277	4,965,109	5,579,760	54,591	23,859
Units purchased	3,286	5,975	3,727	12,968	105,708	99,230	72,199	88,847
Units redeemed	(25,562)	(30,417)	(16,491)	(37,887)	(749,612)	(713,881)	(43,159)	(58,115)

Ending units	246,911	269,187	105,594	118,358	4,321,205	4,965,109	83,631	54,591

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF10S		FF10S2		FF20S		FF20S2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,886	96,607	136	(123)	7,888	97,464	(1,060)	(158)
Realized gain (loss) on investments	150,082	62,498	2,746	844	103,612	137,585	5,124	4,835
Change in unrealized gain (loss) on investments	348,560	563,315	(1,661)	1,651	651,907	1,127,627	3,289	7,641
Reinvested capital gains	396,289	281,968	849	1,392	677,324	661,331	6,849	6,000

Net increase (decrease) in contract owners’ equity resulting from operations	898,817	1,004,388	2,070	3,764	1,440,731	2,024,007	14,202	18,318

Equity transactions:
Purchase payments received from contract owners (note 4)	17,108	8,573	23,079	-	47,861	462,082	-	-
Transfers between funds	(163,693)	2,814,276	-	-	(692,815)	716,622	-	9,822
Redemptions (notes 2, 3, and 4)	(963,053)	(984,093)	(38,808)	(6,759)	(1,145,357)	(2,037,663)	(8,657)	(11,419)
Adjustments to maintain reserves	86	(111)	(24,424)	22,813	84	(129)	2	1

Net equity transactions	(1,109,552)	1,838,645	(40,153)	16,054	(1,790,227)	(859,088)	(8,655)	(1,596)

Net change in contract owners’ equity	(210,735)	2,843,033	(38,083)	19,818	(349,496)	1,164,919	5,547	16,722
Contract owners’ equity at beginning of period	9,147,248	6,304,215	51,515	31,697	12,017,242	10,852,323	120,097	103,375

Contract owners’ equity at end of period	$8,936,513	9,147,248	13,432	51,515	11,667,746	12,017,242	125,644	120,097

CHANGE IN UNITS:
Beginning units	506,509	398,985	-	-	637,059	683,204	-	-
Units purchased	66,604	172,315	-	-	49,809	122,432	-	-
Units redeemed	(127,346)	(64,791)	-	-	(143,501)	(168,577)	-	-

Ending units	445,767	506,509	-	-	543,367	637,059	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF30S		FF30S2		FG2		FGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,479	64,719	(1,405)	9	(52,729)	(41,844)	9,991	16,744
Realized gain (loss) on investments	224,655	186,786	12,138	11,967	358,419	148,720	(72,597)	(13,604)
Change in unrealized gain (loss) on investments	534,730	1,075,039	3,988	20,711	586,821	389,055	81,608	111,411
Reinvested capital gains	402,007	282,077	9,746	7,671	275,434	149,291	59,609	55,012

Net increase (decrease) in contract owners’ equity resulting from operations	1,167,871	1,608,621	24,467	40,358	1,167,945	645,222	78,611	169,563

Equity transactions:
Purchase payments received from contract owners (note 4)	177,433	107,671	-	-	-	12,398	41,070	2,500
Transfers between funds	745,864	375,761	-	-	339,901	40,672	381,691	306,367
Redemptions (notes 2, 3, and 4)	(714,810)	(987,799)	(32,527)	(33,929)	(406,509)	(253,144)	(94,697)	(71,461)
Adjustments to maintain reserves	230	(175)	163	(158)	147	(26)	29	(3)

Net equity transactions	208,717	(504,542)	(32,364)	(34,087)	(66,461)	(200,100)	328,093	237,403

Net change in contract owners’ equity	1,376,588	1,104,079	(7,897)	6,271	1,101,484	445,122	406,704	406,966
Contract owners’ equity at beginning of period	8,294,924	7,190,845	204,680	198,409	2,551,420	2,106,298	889,006	482,040

Contract owners’ equity at end of period	$9,671,512	8,294,924	196,783	204,680	3,652,904	2,551,420	1,295,710	889,006

CHANGE IN UNITS:
Beginning units	409,334	437,213	-	-	86,067	93,748	59,228	41,258
Units purchased	82,447	98,321	-	-	30,042	5,985	64,405	26,725
Units redeemed	(78,951)	(126,200)	-	-	(29,529)	(13,666)	(42,635)	(8,755)

Ending units	412,830	409,334	-	-	86,580	86,067	80,998	59,228

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGOS		FGS		FHIS		FIGBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(18,967)	(14,890)	(1,987,753)	(1,558,101)	1,184,189	1,655,695	348,020	482,501
Realized gain (loss) on investments	163,365	102,818	15,212,335	10,521,440	(897,595)	(143,945)	126,197	(64,910)
Change in unrealized gain (loss) on investments	692,716	243,473	38,639,369	27,141,946	(196,778)	3,485,036	2,019,670	1,921,078
Reinvested capital gains	97,043	112,957	18,120,834	10,388,882	-	-	12,351	-

Net increase (decrease) in contract owners’ equity resulting from operations	934,157	444,358	69,984,785	46,494,167	89,816	4,996,786	2,506,238	2,338,669

Equity transactions:
Purchase payments received from contract owners (note 4)	14,485	18,087	2,370,307	2,538,434	275,603	430,652	264,512	382,278
Transfers between funds	(139,335)	8,462	(1,664,574)	(4,797,332)	(6,736,563)	4,008,071	2,832,326	5,659,226
Redemptions (notes 2, 3, and 4)	(93,683)	(132,115)	(18,193,517)	(17,376,221)	(3,215,426)	(4,653,521)	(3,234,276)	(4,711,835)
Adjustments to maintain reserves	912	5	(23,260)	9,387	(17,049)	17,619	(24,298)	19,545

Net equity transactions	(217,621)	(105,561)	(17,511,044)	(19,625,732)	(9,693,435)	(197,179)	(161,736)	1,349,214

Net change in contract owners’ equity	716,536	338,797	52,473,741	26,868,435	(9,603,619)	4,799,607	2,344,502	3,687,883
Contract owners’ equity at beginning of period	1,492,653	1,153,856	176,623,514	149,755,079	41,592,404	36,792,797	32,560,564	28,872,681

Contract owners’ equity at end of period	$2,209,189	1,492,653	229,097,255	176,623,514	31,988,785	41,592,404	34,905,066	32,560,564

CHANGE IN UNITS:
Beginning units	39,496	42,468	4,238,904	4,776,521	2,066,203	2,079,838	1,940,016	1,859,392
Units purchased	686	2,544	293,111	152,545	799,679	863,046	410,540	481,039
Units redeemed	(5,099)	(5,516)	(671,894)	(690,162)	(1,298,985)	(876,681)	(423,818)	(400,415)

Ending units	35,083	39,496	3,860,121	4,238,904	1,566,897	2,066,203	1,926,738	1,940,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMC2		FMCS		FNRS2		FO2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(43,437)	(39,513)	(95,976)	(66,736)	58,282	42,894	(15,195)	(3,081)
Realized gain (loss) on investments	(47,557)	(41,228)	(368,188)	(502,855)	(1,873,946)	(285,469)	10,095	2,678
Change in unrealized gain (loss) on investments	567,285	326,737	3,230,854	2,264,827	(185,658)	810,297	118,799	189,181
Reinvested capital gains	-	383,479	-	2,268,031	-	4,280	4,353	37,921

Net increase (decrease) in contract owners’ equity resulting from operations	476,291	629,475	2,766,690	3,963,267	(2,001,322)	572,002	118,052	226,699

Equity transactions:
Purchase payments received from contract owners (note 4)	14,405	18,978	199,048	197,103	117,213	179,607	51	14
Transfers between funds	(7,186)	(48,663)	(1,292,494)	(1,135,520)	(291,908)	(258,301)	(64,919)	(32,678)
Redemptions (notes 2, 3, and 4)	(226,477)	(348,495)	(1,430,371)	(2,406,584)	(503,382)	(710,128)	(52,504)	(93,567)
Adjustments to maintain reserves	(12,895)	12,528	182	(89)	(4,332)	4,290	(15)	37

Net equity transactions	(232,153)	(365,652)	(2,523,635)	(3,345,090)	(682,409)	(784,532)	(117,387)	(126,194)

Net change in contract owners’ equity	244,138	263,823	243,055	618,177	(2,683,731)	(212,530)	665	100,505
Contract owners’ equity at beginning of period	3,381,565	3,117,742	19,791,870	19,173,693	6,243,703	6,456,233	1,059,947	959,442

Contract owners’ equity at end of period	$3,625,703	3,381,565	20,034,925	19,791,870	3,559,972	6,243,703	1,060,612	1,059,947

CHANGE IN UNITS:
Beginning units	64,950	72,782	882,848	1,046,188	715,331	804,187	91,375	103,544
Units purchased	814	2,968	32,054	17,660	383,220	99,849	1,064	1,712
Units redeemed	(4,685)	(10,800)	(148,988)	(181,000)	(484,571)	(188,705)	(11,808)	(13,881)

Ending units	61,079	64,950	765,914	882,848	613,980	715,331	80,631	91,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FOS		FRESS2		FVSS		FVSS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(170,149)	118,934	3,998	3,578	3,351	29,225	(1,948)	(1,290)
Realized gain (loss) on investments	270,630	151,770	(148,200)	41,818	(628,042)	26,298	7,441	3,741
Change in unrealized gain (loss) on investments	2,825,621	4,368,804	30,629	44,000	561,448	1,220,465	(4,998)	40,386
Reinvested capital gains	105,520	885,504	32,656	10,019	347,625	628,697	12,432	21,357

Net increase (decrease) in contract owners’ equity resulting from operations	3,031,622	5,525,012	(80,917)	99,415	284,382	1,904,685	12,927	64,194

Equity transactions:
Purchase payments received from contract owners (note 4)	137,889	176,476	656	9,943	169,997	210,755	1,679	8,712
Transfers between funds	(868,714)	(532,908)	(96,455)	538,412	(186,226)	248,162	(5,277)	(136)
Redemptions (notes 2, 3, and 4)	(1,917,584)	(2,731,195)	(65,701)	(210,966)	(854,544)	(954,650)	(26,979)	(11,891)
Adjustments to maintain reserves	(2,461)	2,231	14	(10)	(1,487)	1,381	52	(48)

Net equity transactions	(2,650,870)	(3,085,396)	(161,486)	337,379	(872,260)	(494,352)	(30,525)	(3,363)

Net change in contract owners’ equity	380,752	2,439,616	(242,403)	436,794	(587,878)	1,410,333	(17,598)	60,831
Contract owners’ equity at beginning of period	24,690,150	22,250,534	809,365	372,571	7,375,848	5,965,515	265,399	204,568

Contract owners’ equity at end of period	$25,070,902	24,690,150	566,962	809,365	6,787,970	7,375,848	247,801	265,399

CHANGE IN UNITS:
Beginning units	1,058,629	1,206,042	70,373	39,374	236,859	253,919	10,243	10,402
Units purchased	22,286	38,923	67,586	82,067	30,090	27,030	853	377
Units redeemed	(141,355)	(186,336)	(84,427)	(51,068)	(62,779)	(44,090)	(2,125)	(536)

Ending units	939,560	1,058,629	53,532	70,373	204,170	236,859	8,971	10,243

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVDM2		FTVFA2		FTVGI2		FTVIS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$90,735	(6,346)	13,557	99,620	1,064,912	1,171,990	1,252,702	1,422,880
Realized gain (loss) on investments	25,304	72,606	(230,956)	(170,490)	(1,059,178)	(507,813)	(1,126,791)	165,143
Change in unrealized gain (loss) on investments	146,841	744,731	(390,577)	520,375	(1,067,001)	(471,042)	(913,375)	2,379,543
Reinvested capital gains	78,321	-	882,190	275,652	-	-	22,218	546,626

Net increase (decrease) in contract owners’ equity resulting from operations	341,201	810,991	274,214	725,157	(1,061,267)	193,135	(765,246)	4,514,192

Equity transactions:
Purchase payments received from contract owners (note 4)	8,731	3,780	30,529	54,181	79,894	342,376	180,638	334,879
Transfers between funds	(848,363)	248,998	(556,688)	(113,718)	(2,603,996)	(46,741)	(3,344,696)	1,005,785
Redemptions (notes 2, 3, and 4)	(178,974)	(671,485)	(234,268)	(1,250,448)	(1,337,494)	(2,894,733)	(2,606,754)	(4,296,187)
Adjustments to maintain reserves	(1,401)	1,381	(54)	(78)	(23)	13	(40,526)	39,198

Net equity transactions	(1,020,007)	(417,326)	(760,481)	(1,310,063)	(3,861,619)	(2,599,085)	(5,811,338)	(2,916,325)

Net change in contract owners’ equity	(678,806)	393,665	(486,267)	(584,906)	(4,922,886)	(2,405,950)	(6,576,584)	1,597,867
Contract owners’ equity at beginning of period	3,956,634	3,562,969	3,644,992	4,229,898	18,130,912	20,536,862	33,350,471	31,752,604

Contract owners’ equity at end of period	$3,277,828	3,956,634	3,158,725	3,644,992	13,208,026	18,130,912	26,773,887	33,350,471

CHANGE IN UNITS:
Beginning units	308,446	347,335	231,934	321,386	1,822,612	2,084,883	1,729,478	1,888,724
Units purchased	29,553	52,283	6,359	18,917	56,287	142,075	35,250	144,247
Units redeemed	(119,212)	(91,172)	(56,534)	(108,369)	(463,510)	(404,346)	(372,078)	(303,493)

Ending units	218,787	308,446	181,759	231,934	1,415,389	1,822,612	1,392,650	1,729,478

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVRD2		FTVSV2		TIF2		GVGMNS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,029)	(1,169)	23,241	(6,716)	61,401	23,591	(898)	437
Realized gain (loss) on investments	1,826	35,280	(563,745)	(516,335)	(287,032)	(226,252)	2,482	1,784
Change in unrealized gain (loss) on investments	43,131	16,483	367,770	949,570	74,177	540,503	(2,906)	5,684
Reinvested capital gains	27,039	85,015	375,928	1,154,036	-	37,584	795	5,145

Net increase (decrease) in contract owners’ equity resulting from operations	70,967	135,609	203,194	1,580,555	(151,454)	375,426	(527)	13,050

Equity transactions:
Purchase payments received from contract owners (note 4)	534	72	87,065	95,005	37,679	30,620	-	90
Transfers between funds	(9,292)	(43,299)	(409,451)	(274,408)	(273,473)	(65,039)	-	(14,945)
Redemptions (notes 2, 3, and 4)	(53,525)	(65,067)	(459,535)	(756,078)	(250,893)	(387,926)	(66,359)	(4,757)
Adjustments to maintain reserves	(334)	236	(7,332)	7,253	(1,428)	1,384	21	3

Net equity transactions	(62,617)	(108,058)	(789,253)	(928,228)	(488,115)	(420,961)	(66,338)	(19,609)

Net change in contract owners’ equity	8,350	27,551	(586,059)	652,327	(639,569)	(45,535)	(66,865)	(6,559)
Contract owners’ equity at beginning of period	563,571	536,020	7,492,484	6,840,157	3,551,319	3,596,854	123,563	130,122

Contract owners’ equity at end of period	$571,921	563,571	6,906,425	7,492,484	2,911,750	3,551,319	56,698	123,563

CHANGE IN UNITS:
Beginning units	-	-	326,011	365,050	371,200	418,364	9,237	10,799
Units purchased	-	-	51,659	41,346	16,850	30,314	15	7
Units redeemed	-	-	(89,835)	(80,385)	(78,535)	(77,478)	(5,111)	(1,569)

Ending units	-	-	287,835	326,011	309,515	371,200	4,141	9,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVMSAS		RVARS		SBLD		SBLJ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$256	220	2,293	8,092	3,623	3,367	211	(289)
Realized gain (loss) on investments	(26)	(76)	36,097	2,023	1,886	3,717	5,541	8,045
Change in unrealized gain (loss) on investments	897	1,288	(368)	15,423	121	18,183	20,155	15,024
Reinvested capital gains	-	-	-	-	1,972	11,137	5,496	12,668

Net increase (decrease) in contract owners’ equity resulting from operations	1,127	1,432	38,022	25,538	7,602	36,404	31,403	35,448

Equity transactions:
Purchase payments received from contract owners (note 4)	-	113	76	1,515	2,454	2,908	1,101	2,348
Transfers between funds	9,780	8,638	186,295	(138,577)	(369)	(26,888)	(11,069)	(13,517)
Redemptions (notes 2, 3, and 4)	(2,231)	(12,444)	(173,152)	(40,738)	(34,113)	(5,759)	(38,314)	(13,512)
Adjustments to maintain reserves	11	1	(1)	(41)	(38)	(7)	(35)	(37)

Net equity transactions	7,560	(3,692)	13,218	(177,841)	(32,066)	(29,746)	(48,317)	(24,718)

Net change in contract owners’ equity	8,687	(2,260)	51,240	(152,303)	(24,464)	6,658	(16,914)	10,730
Contract owners’ equity at beginning of period	15,816	18,076	534,748	687,051	202,515	195,857	137,490	126,760

Contract owners’ equity at end of period	$24,503	15,816	585,988	534,748	178,051	202,515	120,576	137,490

CHANGE IN UNITS:
Beginning units	1,561	1,921	52,499	69,982	12,569	14,576	5,884	7,114
Units purchased	951	894	71,022	7,503	256	543	518	1,384
Units redeemed	(225)	(1,254)	(68,947)	(24,986)	(2,336)	(2,550)	(2,453)	(2,614)

Ending units	2,287	1,561	54,574	52,499	10,489	12,569	3,949	5,884

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLN		SBLO		SBLP		SBLQ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,813	4,739	1,276	1,119	20,475	33,098	(235)	(1,638)
Realized gain (loss) on investments	34,055	4,875	(3,198)	919	(14,695)	(28,933)	(18,646)	(13,771)
Change in unrealized gain (loss) on investments	(24,965)	128,037	(4,098)	35,102	2,876	42,756	(29,505)	82,318
Reinvested capital gains	54,040	6,803	9,551	21,941	-	-	34,813	30,419

Net increase (decrease) in contract owners’ equity resulting from operations	67,943	144,454	3,531	59,081	8,656	46,921	(13,573)	97,328

Equity transactions:
Purchase payments received from contract owners (note 4)	9,574	17,144	417	1,471	2,785	8,938	10,658	12,243
Transfers between funds	(318,756)	12,027	14,292	(138,890)	(45,682)	(174,546)	(12,970)	14,760
Redemptions (notes 2, 3, and 4)	(8,169)	(37,623)	(2,498)	(42,983)	(13,509)	(32,678)	(12,742)	(41,432)
Adjustments to maintain reserves	74	9	(8)	(13)	(14)	(45)	50	(122)

Net equity transactions	(317,277)	(8,443)	12,203	(180,415)	(56,420)	(198,331)	(15,004)	(14,551)

Net change in contract owners’ equity	(249,334)	136,011	15,734	(121,334)	(47,764)	(151,410)	(28,577)	82,777
Contract owners’ equity at beginning of period	896,283	760,272	206,876	328,210	331,414	482,824	544,641	461,864

Contract owners’ equity at end of period	$646,949	896,283	222,610	206,876	283,650	331,414	516,064	544,641

CHANGE IN UNITS:
Beginning units	44,943	45,296	9,091	17,613	15,592	25,131	22,530	23,154
Units purchased	1,274	1,468	1,236	498	1,372	634	925	1,536
Units redeemed	(17,028)	(1,821)	(611)	(9,020)	(4,067)	(10,173)	(1,653)	(2,160)

Ending units	29,189	44,943	9,716	9,091	12,897	15,592	21,802	22,530

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLV		SBLX		SBLY		ACC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,457	(3,489)	79	(389)	101	720	7,685	(4,944)
Realized gain (loss) on investments	(74,383)	(9,866)	(2,636)	(886)	1,147	5,404	63,436	232,170
Change in unrealized gain (loss) on investments	26,330	195,732	18,210	11,353	23,276	9,170	(250,988)	(8,836)
Reinvested capital gains	48,780	161,776	-	9,277	3,667	6,861	61,844	349,102

Net increase (decrease) in contract owners’ equity resulting from operations	2,184	344,153	15,653	19,355	28,191	22,155	(118,023)	567,492

Equity transactions:
Purchase payments received from contract owners (note 4)	30,483	36,032	707	2,258	3,853	3,631	3,245	1,677
Transfers between funds	(159,441)	(138,795)	(7,467)	(24,791)	10,555	(39,771)	(14,362)	2,558
Redemptions (notes 2, 3, and 4)	(83,564)	(137,211)	(2,157)	(5,347)	(5,211)	(175)	(157,734)	(334,890)
Adjustments to maintain reserves	45	107	(42)	(7)	3	-	59	(129)

Net equity transactions	(212,477)	(239,867)	(8,959)	(27,887)	9,200	(36,315)	(168,792)	(330,784)

Net change in contract owners’ equity	(210,293)	104,286	6,694	(8,532)	37,391	(14,160)	(286,815)	236,708
Contract owners’ equity at beginning of period	1,539,664	1,435,378	80,405	88,937	68,631	82,791	2,858,563	2,621,855

Contract owners’ equity at end of period	$1,329,371	1,539,664	87,099	80,405	106,022	68,631	2,571,748	2,858,563

CHANGE IN UNITS:
Beginning units	62,262	72,735	3,538	4,858	2,667	4,235	114,984	128,798
Units purchased	3,036	2,909	163	252	540	369	4,218	2,768
Units redeemed	(13,171)	(13,382)	(759)	(1,572)	(185)	(1,937)	(12,543)	(16,582)

Ending units	52,127	62,262	2,942	3,538	3,022	2,667	106,659	114,984

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACEG		ACEG2		AVCE2		AVGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(625)	(605)	(44,045)	(38,743)	(3,723)	(7,461)	(2)	(18)
Realized gain (loss) on investments	254	7,143	34,020	18,882	12,009	14,438	(1)	(38)
Change in unrealized gain (loss) on investments	15,839	1,807	607,240	368,999	(58,886)	39,263	(212)	474
Reinvested capital gains	4,158	6,221	223,442	361,690	104,020	47,459	451	207

Net increase (decrease) in contract owners’ equity resulting from operations	19,626	14,566	820,657	710,828	53,420	93,699	236	625

Equity transactions:
Purchase payments received from contract owners (note 4)	139	7,694	3,805	85,885	-	-	-	-
Transfers between funds	-	(359)	(129,696)	14,165	(60,893)	(99)	-	-
Redemptions (notes 2, 3, and 4)	(475)	(19,701)	(296,879)	(320,275)	(2,791)	(45,507)	1	(1,563)
Adjustments to maintain reserves	11	11	86	(123)	33	(41)	(3)	(7)

Net equity transactions	(325)	(12,355)	(422,684)	(220,348)	(63,651)	(45,647)	(2)	(1,570)

Net change in contract owners’ equity	19,301	2,211	397,973	490,480	(10,231)	48,052	234	(945)
Contract owners’ equity at beginning of period	48,344	46,133	2,786,714	2,296,234	419,301	371,249	1,935	2,880

Contract owners’ equity at end of period	$67,645	48,344	3,184,687	2,786,714	409,070	419,301	2,169	1,935

CHANGE IN UNITS:
Beginning units	1,988	2,561	109,377	120,845	22,499	25,065	79	144
Units purchased	5	356	36,422	30,265	1,663	-	-	-
Units redeemed	(15)	(929)	(57,036)	(41,733)	(4,381)	(2,566)	-	(65)

Ending units	1,978	1,988	88,763	109,377	19,781	22,499	79	79

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVHS		IVKEI1		IVMCC2		IVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,136)	(3,977)	4,461	5,321	(949)	(1,365)	5,936	6,784
Realized gain (loss) on investments	(4,349)	(26,269)	(3,446)	1,655	(27,883)	(1,406)	(2,458)	4,987
Change in unrealized gain (loss) on investments	49,248	118,179	9,479	32,542	12,677	21,222	(33,158)	27,036
Reinvested capital gains	9,210	8,748	16,319	28,664	27,733	15,633	4,301	232

Net increase (decrease) in contract owners’ equity resulting from operations	50,973	96,681	26,813	68,182	11,578	34,084	(25,379)	39,039

Equity transactions:
Purchase payments received from contract owners (note 4)	9,014	10,658	-	7,463	-	113	4,574	5,406
Transfers between funds	23,109	28,961	(29,431)	(16)	13,970	(45,913)	(10,195)	(16,912)
Redemptions (notes 2, 3, and 4)	(17,569)	(36,825)	(10,692)	(24,724)	(12,229)	(2,722)	(2,555)	(23,339)
Adjustments to maintain reserves	54	(68)	(5)	(15)	(5)	(5)	23	4

Net equity transactions	14,608	2,726	(40,128)	(17,292)	1,736	(48,527)	(8,153)	(34,841)

Net change in contract owners’ equity	65,581	99,407	(13,315)	50,890	13,314	(14,443)	(33,532)	4,198
Contract owners’ equity at beginning of period	398,369	298,962	418,351	367,461	147,492	161,935	193,161	188,963

Contract owners’ equity at end of period	$463,950	398,369	405,036	418,351	160,806	147,492	159,629	193,161

CHANGE IN UNITS:
Beginning units	13,508	13,264	24,204	25,275	8,723	11,848	11,638	13,854
Units purchased	1,784	3,270	-	468	5,640	75	990	503
Units redeemed	(1,388)	(3,026)	(2,715)	(1,539)	(5,513)	(3,200)	(1,536)	(2,719)

Ending units	13,904	13,508	21,489	24,204	8,850	8,723	11,092	11,638

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVAG		OVAG2		OVGI		OVGIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(634,595)	(600,896)	(11,983)	-	267,683	(25,990)	(6,797)	(13,171)
Realized gain (loss) on investments	2,231,812	2,548,028	75,058	-	2,296,913	4,000,836	4,340	(11,098)
Change in unrealized gain (loss) on investments	14,370,904	7,879,175	479,017	-	(887,767)	4,014,724	21,484	145,930
Reinvested capital gains	4,825,134	6,970,907	-	-	7,072,011	12,580,098	116,982	231,017

Net increase (decrease) in contract owners’ equity resulting from operations	20,793,255	16,797,214	542,092	-	8,748,840	20,569,668	136,009	352,678

Equity transactions:
Purchase payments received from contract owners (note 4)	726,854	550,628	(537)	-	496,576	512,670	-	31,377
Transfers between funds	(1,166,358)	(205,974)	1,245,317	-	(3,459,348)	(2,866,085)	(195)	(15,868)
Redemptions (notes 2, 3, and 4)	(4,990,270)	(5,697,076)	(17,986)	-	(6,631,160)	(9,259,977)	(229,802)	(379,803)
Adjustments to maintain reserves	(444)	(887)	(39,848)	-	(64,588)	64,465	15	(64)

Net equity transactions	(5,430,218)	(5,353,309)	1,186,946	-	(9,658,520)	(11,548,927)	(229,982)	(364,358)

Net change in contract owners’ equity	15,363,037	11,443,905	1,729,038	-	(909,680)	9,020,741	(93,973)	(11,680)
Contract owners’ equity at beginning of period	57,371,954	45,928,049	-	-	80,246,031	71,225,290	1,298,910	1,310,590

Contract owners’ equity at end of period	$72,734,991	57,371,954	1,729,038	-	79,336,351	80,246,031	1,204,937	1,298,910

CHANGE IN UNITS:
Beginning units	1,535,748	1,695,111	-	-	2,407,684	2,794,427	50,425	65,818
Units purchased	93,169	89,895	159,516	-	21,796	39,372	2,029	3,701
Units redeemed	(231,644)	(249,258)	(47,535)	-	(318,329)	(426,115)	(10,377)	(19,094)

Ending units	1,397,273	1,535,748	111,981	-	2,111,151	2,407,684	42,077	50,425

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGR		OVGS		OVGSS		OVIGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(41,668)	(35,708)	(419,947)	(230,158)	(11,376)	(9,431)	(6,611)	(4,819)
Realized gain (loss) on investments	124,590	237,991	474,726	(47,817)	58,203	26,420	41,522	3,701
Change in unrealized gain (loss) on investments	526,823	472,154	18,531,935	11,136,240	108,283	61,620	256,468	279,965
Reinvested capital gains	566,195	324,823	3,257,858	13,433,624	28,990	108,020	18,820	75,140

Net increase (decrease) in contract owners’ equity resulting from operations	1,175,940	999,260	21,844,572	24,291,889	184,100	186,629	310,199	353,987

Equity transactions:
Purchase payments received from contract owners (note 4)	42,754	39,425	757,066	1,119,360	8	15	1,017	37,120
Transfers between funds	(144,594)	(186,173)	(7,188,856)	(1,708,642)	-	(5,665)	(253,752)	269,336
Redemptions (notes 2, 3, and 4)	(163,630)	(441,476)	(7,768,983)	(9,334,018)	(75,604)	(21,785)	(168,036)	(121,329)
Adjustments to maintain reserves	(7,217)	5,600	(96,695)	96,045	(32)	(85)	52	(60)

Net equity transactions	(272,687)	(582,624)	(14,297,468)	(9,827,255)	(75,628)	(27,520)	(420,719)	185,067

Net change in contract owners’ equity	903,253	416,636	7,547,104	14,464,634	108,472	159,109	(110,520)	539,054
Contract owners’ equity at beginning of period	3,520,729	3,104,093	98,283,885	83,819,251	814,738	655,629	1,799,969	1,260,915

Contract owners’ equity at end of period	$4,423,982	3,520,729	105,830,989	98,283,885	923,210	814,738	1,689,449	1,799,969

CHANGE IN UNITS:
Beginning units	86,084	102,493	3,327,486	3,705,894	27,113	28,001	160,495	142,335
Units purchased	1,663	3,002	61,962	92,447	-	-	42,502	38,414
Units redeemed	(7,594)	(19,411)	(554,783)	(470,855)	(2,337)	(888)	(77,148)	(20,254)

Ending units	80,153	86,084	2,834,665	3,327,486	24,776	27,113	125,849	160,495

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$125,438	87,915	29,187	16,398	(29,585)	(62,983)	(1,085)	(1,454)
Realized gain (loss) on investments	(81,218)	(79,696)	(27,988)	(9,594)	(75,648)	(266,297)	(6,993)	9,640
Change in unrealized gain (loss) on investments	(17,641)	307,456	1,895	76,406	1,031,742	1,253,429	22,940	6,514
Reinvested capital gains	-	-	-	-	81,805	625,526	1,401	10,356

Net increase (decrease) in contract owners’ equity resulting from operations	26,579	315,675	3,094	83,210	1,008,314	1,549,675	16,263	25,056

Equity transactions:
Purchase payments received from contract owners (note 4)	6,153	18,254	2,894	41	28,829	89,558	1,192	-
Transfers between funds	(145,305)	(182,203)	(873)	62,833	(315,887)	(857,958)	(2,204)	(13,634)
Redemptions (notes 2, 3, and 4)	(242,695)	(443,160)	(132,401)	(118,259)	(474,338)	(894,749)	(9,620)	(10,459)
Adjustments to maintain reserves	52	(86)	(2,191)	2,185	(9)	(109)	(583)	(25)

Net equity transactions	(381,795)	(607,195)	(132,571)	(53,200)	(761,405)	(1,663,258)	(11,215)	(24,118)

Net change in contract owners’ equity	(355,216)	(291,520)	(129,477)	30,010	246,909	(113,583)	5,048	938
Contract owners’ equity at beginning of period	3,259,184	3,550,704	1,005,546	975,536	6,846,193	6,959,776	112,816	111,878

Contract owners’ equity at end of period	$2,903,968	3,259,184	876,069	1,005,546	7,093,102	6,846,193	117,864	112,816

CHANGE IN UNITS:
Beginning units	288,731	344,577	55,703	58,170	289,998	368,444	-	-
Units purchased	37,428	22,551	1,118	5,289	40,850	19,284	-	-
Units redeemed	(74,435)	(78,397)	(8,922)	(7,756)	(78,281)	(97,730)	-	-

Ending units	251,724	288,731	47,899	55,703	252,567	289,998	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRBDP		WRBP		WRCEP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$481,639	555,645	483,866	605,846	100,818	234,911	(406,022)	(402,079)
Realized gain (loss) on investments	(1,799,125)	(419,925)	25,294	(248,675)	(1,653,383)	(1,562,500)	(870,410)	(671,642)
Change in unrealized gain (loss) on investments	6,942,308	8,958,862	2,703,017	3,439,224	3,524,388	5,203,882	10,820,758	13,051,806
Reinvested capital gains	919,900	2,373,167	-	-	1,744,278	2,856,342	4,038,670	7,798,625

Net increase (decrease) in contract owners’ equity resulting from operations	6,544,722	11,467,749	3,212,177	3,796,395	3,716,101	6,732,635	13,582,996	19,776,710

Equity transactions:
Purchase payments received from contract owners (note 4)	410,769	928,805	154,490	395,713	190,807	829,819	393,830	970,944
Transfers between funds	(1,974,533)	(3,058,731)	608,871	762,203	(1,069,569)	(773,063)	(2,781,538)	(2,510,399)
Redemptions (notes 2, 3, and 4)	(6,216,736)	(9,518,294)	(5,357,918)	(5,341,211)	(4,150,665)	(6,215,835)	(9,467,605)	(11,453,020)
Adjustments to maintain reserves	(4,589)	4,692	(157)	115	(1,277)	1,416	(517)	697

Net equity transactions	(7,785,089)	(11,643,528)	(4,594,714)	(4,183,180)	(5,030,704)	(6,157,663)	(11,855,830)	(12,991,778)

Net change in contract owners’ equity	(1,240,367)	(175,779)	(1,382,537)	(386,785)	(1,314,603)	574,972	1,727,166	6,784,932
Contract owners’ equity at beginning of period	60,854,872	61,030,651	36,122,351	36,509,136	35,600,049	35,025,077	78,334,298	71,549,366

Contract owners’ equity at end of period	$59,614,505	60,854,872	34,739,814	36,122,351	34,285,446	35,600,049	80,061,464	78,334,298

CHANGE IN UNITS:
Beginning units	1,781,240	2,151,884	1,949,692	2,185,621	1,342,507	1,598,557	2,816,402	3,336,413
Units purchased	35,332	44,241	145,320	162,339	39,880	88,805	38,147	75,697
Units redeemed	(267,582)	(414,885)	(385,518)	(398,268)	(236,581)	(344,855)	(459,685)	(595,708)

Ending units	1,548,990	1,781,240	1,709,494	1,949,692	1,145,806	1,342,507	2,394,864	2,816,402

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRDIV		WRENG		WRGBP		WRGNR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$119,488	165,066	8,160	(20,344)	67,430	67,615	29,879	(5,283)
Realized gain (loss) on investments	(894,952)	(799,170)	(345,612)	(212,681)	17,738	(8,323)	(314,868)	(485,147)
Change in unrealized gain (loss) on investments	872,739	16,694	(326,559)	279,877	63,960	160,525	(136,049)	778,505
Reinvested capital gains	-	2,483,811	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	97,275	1,866,401	(664,011)	46,852	149,128	219,817	(421,038)	288,075

Equity transactions:
Purchase payments received from contract owners (note 4)	33,634	51,775	2,665	25,959	50	2,932	27,455	55,875
Transfers between funds	281,575	(644,089)	63,390	200,178	367,636	(54,227)	22,092	56,987
Redemptions (notes 2, 3, and 4)	(1,264,340)	(1,638,464)	(96,569)	(269,399)	(272,764)	(789,724)	(432,430)	(649,542)
Adjustments to maintain reserves	41	(95)	48	(77)	27	(38)	45	(68)

Net equity transactions	(949,090)	(2,230,873)	(30,466)	(43,339)	94,949	(841,057)	(382,838)	(536,748)

Net change in contract owners’ equity	(851,815)	(364,472)	(694,477)	3,513	244,077	(621,240)	(803,876)	(248,673)
Contract owners’ equity at beginning of period	9,207,943	9,572,415	1,771,405	1,767,892	2,479,162	3,100,402	3,234,812	3,483,485

Contract owners’ equity at end of period	$8,356,128	9,207,943	1,076,928	1,771,405	2,723,239	2,479,162	2,430,936	3,234,812

CHANGE IN UNITS:
Beginning units	367,374	465,003	241,242	246,388	212,631	287,660	350,391	408,317
Units purchased	30,741	9,348	60,642	47,858	50,379	28,674	41,426	34,984
Units redeemed	(71,181)	(106,977)	(67,314)	(53,004)	(45,102)	(103,703)	(89,171)	(92,910)

Ending units	326,934	367,374	234,570	241,242	217,908	212,631	302,646	350,391

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRGP		WRHIP		WRI2P		WRIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,171,926)	(1,121,073)	2,421,436	2,569,928	110,538	44,417	(122,649)	(88,477)
Realized gain (loss) on investments	579,498	885,665	(1,875,855)	(1,765,085)	(475,840)	(342,979)	(4,902,079)	(2,498,545)
Change in unrealized gain (loss) on investments	13,772,766	4,853,278	988,921	3,794,898	753,662	1,000,408	8,128,924	(5,870,594)
Reinvested capital gains	14,156,098	25,196,263	-	-	1,519	744,763	-	12,576,085

Net increase (decrease) in contract owners’ equity resulting from operations	27,336,436	29,814,133	1,534,502	4,599,741	389,879	1,446,609	3,104,196	4,118,469

Equity transactions:
Purchase payments received from contract owners (note 4)	32,950	1,131,682	185,740	1,018,656	46,402	62,235	222,458	118,821
Transfers between funds	(3,899,884)	(2,230,048)	(1,380,959)	(1,514,555)	(484,136)	526,400	(803,261)	(94,421)
Redemptions (notes 2, 3, and 4)	(11,614,787)	(14,327,716)	(5,742,879)	(8,375,251)	(931,163)	(1,191,434)	(2,133,214)	(2,957,026)
Adjustments to maintain reserves	(137)	342	(1,291)	1,360	(2,498)	2,587	60	(54)

Net equity transactions	(15,481,858)	(15,425,740)	(6,939,389)	(8,869,790)	(1,371,395)	(600,212)	(2,713,957)	(2,932,680)

Net change in contract owners’ equity	11,854,578	14,388,393	(5,404,887)	(4,270,049)	(981,516)	846,397	390,239	1,185,789
Contract owners’ equity at beginning of period	104,250,668	89,862,275	45,032,573	49,302,622	9,207,310	8,360,913	19,027,288	17,841,499

Contract owners’ equity at end of period	$116,105,246	104,250,668	39,627,686	45,032,573	8,225,794	9,207,310	19,417,527	19,027,288

CHANGE IN UNITS:
Beginning units	3,212,033	3,740,610	1,424,091	1,718,545	425,818	454,798	915,747	1,068,749
Units purchased	42,302	100,364	71,164	97,768	35,594	57,640	35,536	32,172
Units redeemed	(484,402)	(628,941)	(299,570)	(392,222)	(103,196)	(86,620)	(167,795)	(185,174)

Ending units	2,769,933	3,212,033	1,195,685	1,424,091	358,216	425,818	783,488	915,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRLTBP		WRMCG		WRMMP		WRRESP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$48,181	17,464	(195,150)	(191,038)	(113,276)	99,911	27,697	26,518
Realized gain (loss) on investments	16,179	(4,834)	1,142,108	647,689	-	-	(180,758)	(411,204)
Change in unrealized gain (loss) on investments	35,181	86,606	5,014,116	1,786,125	-	-	(433,636)	1,530,591
Reinvested capital gains	-	-	1,212,199	2,981,473	-	1,802	349,551	24,762

Net increase (decrease) in contract owners’ equity resulting from operations	99,541	99,236	7,173,273	5,224,249	(113,276)	101,713	(237,146)	1,170,667

Equity transactions:
Purchase payments received from contract owners (note 4)	31,134	4,812	128,783	71,659	4,384,842	4,690,655	12,915	26,048
Transfers between funds	1,432,433	221,518	1,600,649	697,879	13,169,163	10,651,219	(30,741)	(596,376)
Redemptions (notes 2, 3, and 4)	(766,983)	(1,022,527)	(3,171,360)	(3,367,613)	(16,075,115)	(16,005,913)	(415,694)	(916,102)
Adjustments to maintain reserves	59	(28)	220	108	112	668	(80)	16

Net equity transactions	696,643	(796,225)	(1,441,708)	(2,597,967)	1,479,002	(663,371)	(433,600)	(1,486,414)

Net change in contract owners’ equity	796,184	(696,989)	5,731,565	2,626,282	1,365,726	(561,658)	(670,746)	(315,747)
Contract owners’ equity at beginning of period	3,355,395	4,052,384	17,303,794	14,677,512	13,670,098	14,231,756	5,129,788	5,445,535

Contract owners’ equity at end of period	$4,151,579	3,355,395	23,035,359	17,303,794	15,035,824	13,670,098	4,459,042	5,129,788

CHANGE IN UNITS:
Beginning units	319,088	396,655	426,547	493,821	1,302,861	1,365,353	179,987	235,160
Units purchased	191,374	68,724	88,650	71,241	2,087,233	1,906,722	11,395	5,059
Units redeemed	(128,402)	(146,291)	(130,191)	(138,515)	(1,945,226)	(1,969,214)	(28,002)	(60,232)

Ending units	382,060	319,088	385,006	426,547	1,444,868	1,302,861	163,380	179,987

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRSCP		WRSCV		WRSTP		WRVP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(392,701)	(420,890)	(46,712)	(57,720)	(680,733)	(659,662)	212,445	(89,975)
Realized gain (loss) on investments	(1,004,653)	959,634	(417,059)	(173,459)	4,518,365	5,531,972	(770,704)	366,883
Change in unrealized gain (loss) on investments	13,175,095	4,118,126	415,650	298,150	7,148,341	12,394,838	(584,211)	4,495,802
Reinvested capital gains	-	2,801,512	227,305	991,111	7,523,039	5,356,772	1,012,751	1,599,701

Net increase (decrease) in contract owners’ equity resulting from operations	11,777,741	7,458,382	179,184	1,058,082	18,509,012	22,623,920	(129,719)	6,372,411

Equity transactions:
Purchase payments received from contract owners (note 4)	255,294	311,611	28,817	7,498	192,531	519,182	195,757	340,204
Transfers between funds	(1,087,869)	(148,251)	(32,636)	244,051	(2,888,330)	(1,776,580)	(371,978)	(544,581)
Redemptions (notes 2, 3, and 4)	(3,965,178)	(5,518,352)	(549,136)	(973,552)	(6,371,501)	(9,653,467)	(3,023,486)	(4,287,872)
Adjustments to maintain reserves	(57)	61	92	(110)	(2,376)	2,808	(18)	4

Net equity transactions	(4,797,810)	(5,354,931)	(552,863)	(722,113)	(9,069,676)	(10,908,057)	(3,199,725)	(4,492,245)

Net change in contract owners’ equity	6,979,931	2,103,451	(373,679)	335,969	9,439,336	11,715,863	(3,329,444)	1,880,166
Contract owners’ equity at beginning of period	36,899,443	34,795,992	5,123,788	4,787,819	62,266,564	50,550,701	29,247,828	27,367,662

Contract owners’ equity at end of period	$43,879,374	36,899,443	4,750,109	5,123,788	71,705,900	62,266,564	25,918,384	29,247,828

CHANGE IN UNITS:
Beginning units	1,276,491	1,468,761	167,783	192,670	1,292,636	1,552,137	981,071	1,146,049
Units purchased	34,636	45,893	14,314	19,530	44,745	58,918	45,594	41,646
Units redeemed	(196,226)	(238,163)	(35,266)	(44,417)	(224,773)	(318,419)	(164,486)	(206,624)

Ending units	1,114,901	1,276,491	146,831	167,783	1,112,608	1,292,636	862,179	981,071

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPMMV1		JABS		JACAS		JAFBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$43,975	74,402	165	265	(974,701)	(1,005,465)	36,538	33,934
Realized gain (loss) on investments	(249,696)	366,802	3,841	3,264	3,235,998	794,457	70,306	(10,561)
Change in unrealized gain (loss) on investments	(1,075,982)	1,969,973	4,013	8,073	23,273,719	19,397,158	118,411	137,474
Reinvested capital gains	758,624	1,028,683	1,112	1,882	7,774,820	7,720,442	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(523,079)	3,439,860	9,131	13,484	33,309,836	26,906,592	225,255	160,847

Equity transactions:
Purchase payments received from contract owners (note 4)	101,274	169,186	-	-	582,029	779,909	5,488	5,466
Transfers between funds	(1,187,956)	(735,827)	-	-	(4,461,025)	(1,370,358)	1,005,527	152,144
Redemptions (notes 2, 3, and 4)	(1,107,368)	(1,541,944)	(6,450)	(5,954)	(9,826,200)	(8,944,121)	(371,912)	(230,868)
Adjustments to maintain reserves	183	(244)	1	-	(19,407)	18,285	42	(52)

Net equity transactions	(2,193,867)	(2,108,829)	(6,449)	(5,954)	(13,724,603)	(9,516,285)	639,145	(73,310)

Net change in contract owners’ equity	(2,716,946)	1,331,031	2,682	7,530	19,585,233	17,390,307	864,400	87,537
Contract owners’ equity at beginning of period	15,634,220	14,303,189	74,967	67,437	96,971,065	79,580,758	2,251,469	2,163,932

Contract owners’ equity at end of period	$12,917,274	15,634,220	77,649	74,967	116,556,298	96,971,065	3,115,869	2,251,469

CHANGE IN UNITS:
Beginning units	447,424	512,409	-	-	3,185,452	3,542,205	210,802	219,180
Units purchased	12,479	23,254	-	-	150,815	123,499	166,848	30,671
Units redeemed	(87,848)	(88,239)	-	-	(552,269)	(480,252)	(110,178)	(39,049)

Ending units	372,055	447,424	-	-	2,783,998	3,185,452	267,472	210,802

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAGTS		JAIGS		LZREMS		LOVTRC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(570,407)	(299,337)	27,784	263,665	28,587	(4,286)	15,852	18,576
Realized gain (loss) on investments	5,791,297	3,338,151	(725,886)	(2,252,683)	(107,988)	(5,884)	3,314	4,578
Change in unrealized gain (loss) on investments	11,191,216	8,756,216	5,391,463	10,337,062	(74,268)	413,871	20,322	17,971
Reinvested capital gains	4,591,007	2,926,965	-	-	-	-	21,916	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,003,113	14,721,995	4,693,361	8,348,044	(153,669)	403,701	61,404	41,125

Equity transactions:
Purchase payments received from contract owners (note 4)	920,848	417,182	311,584	572,387	8,958	26,845	9,105	3,036
Transfers between funds	(646,437)	(12,898)	(2,468,071)	(105,057)	(531,448)	(182,025)	312,595	561,677
Redemptions (notes 2, 3, and 4)	(4,866,800)	(4,469,989)	(2,717,371)	(3,633,524)	(93,814)	(295,423)	(223,835)	(72,235)
Adjustments to maintain reserves	(3,412)	2,501	21,534	(10,992)	37	(51)	47	(54)

Net equity transactions	(4,595,801)	(4,063,204)	(4,852,324)	(3,177,186)	(616,267)	(450,654)	97,912	492,424

Net change in contract owners’ equity	16,407,312	10,658,791	(158,963)	5,170,858	(769,936)	(46,953)	159,316	533,549
Contract owners’ equity at beginning of period	46,836,730	36,177,939	39,749,896	34,579,038	2,624,464	2,671,417	1,034,713	501,164

Contract owners’ equity at end of period	$63,244,042	46,836,730	39,590,933	39,749,896	1,854,528	2,624,464	1,194,029	1,034,713

CHANGE IN UNITS:
Beginning units	2,497,847	2,763,215	2,705,146	2,946,405	245,766	292,949	96,036	49,910
Units purchased	436,059	305,163	71,523	137,588	11,214	31,872	36,309	61,883
Units redeemed	(672,426)	(570,531)	(430,006)	(378,847)	(79,167)	(79,055)	(28,018)	(15,757)

Ending units	2,261,480	2,497,847	2,346,663	2,705,146	177,813	245,766	104,327	96,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	M2IGSS		MMCGSC		MNDSC		MV2RIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,300)	(1,975)	(11,296)	(13,398)	(35,296)	(34,902)	(112)	-
Realized gain (loss) on investments	19,077	1,859	38,623	29,459	(233,962)	(9,958)	630	-
Change in unrealized gain (loss) on investments	3,262	50,661	101,754	101,864	996,500	223,441	5,498	-
Reinvested capital gains	20,867	17,153	48,094	102,220	315,090	617,125	128	-

Net increase (decrease) in contract owners’ equity resulting from operations	40,906	67,698	177,175	220,145	1,042,332	795,706	6,144	-

Equity transactions:
Purchase payments received from contract owners (note 4)	9,441	-	-	10,056	180,801	6,140	-	-
Transfers between funds	-	-	(53,826)	(17,485)	418,119	760,795	105,968	-
Redemptions (notes 2, 3, and 4)	(42,732)	(10,813)	(74,201)	(272,855)	(484,814)	(313,944)	(9,569)	-
Adjustments to maintain reserves	4	2	46	9	64	(49)	7	-

Net equity transactions	(33,287)	(10,811)	(127,981)	(280,275)	114,170	452,942	96,406	-

Net change in contract owners’ equity	7,619	56,887	49,194	(60,130)	1,156,502	1,248,648	102,550	-
Contract owners’ equity at beginning of period	240,508	183,621	650,243	710,373	3,122,430	1,873,782	-	-

Contract owners’ equity at end of period	$248,127	240,508	699,437	650,243	4,278,932	3,122,430	102,550	-

CHANGE IN UNITS:
Beginning units	-	-	25,014	37,686	128,486	105,439	-	-
Units purchased	-	-	3,290	2,015	52,321	80,433	8,426	-
Units redeemed	-	-	(8,227)	(14,687)	(57,666)	(57,386)	(739)	-

Ending units	-	-	20,077	25,014	123,141	128,486	7,687	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MV3MVS		MVFSC		MVIGSC		MVIVSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(114)	-	41,319	226,348	2,320	188	(70,195)	59,626
Realized gain (loss) on investments	966	-	(83,967)	929,348	23,459	(465)	1,011,018	788,314
Change in unrealized gain (loss) on investments	8,674	-	(978,612)	5,068,382	33,615	1,066	1,905,474	2,875,343
Reinvested capital gains	446	-	1,165,320	1,413,213	5,162	5,958	388,289	609,600

Net increase (decrease) in contract owners’ equity resulting from operations	9,972	-	144,060	7,637,291	64,556	6,747	3,234,586	4,332,883

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	235,209	422,099	1,724	-	80,217	120,949
Transfers between funds	54,784	-	(2,864,285)	(521,915)	196,440	81,139	(1,922,922)	22,856
Redemptions (notes 2, 3, and 4)	(3,851)	-	(2,595,934)	(4,590,329)	(60,582)	(5,198)	(2,039,552)	(2,532,567)
Adjustments to maintain reserves	(15)	-	(34,113)	32,049	12	(3)	567	(1,163)

Net equity transactions	50,918	-	(5,259,123)	(4,658,096)	137,594	75,938	(3,881,690)	(2,389,925)

Net change in contract owners’ equity	60,890	-	(5,115,063)	2,979,195	202,150	82,685	(647,104)	1,942,958
Contract owners’ equity at beginning of period	-	-	32,113,015	29,133,820	82,685	-	20,760,284	18,817,326

Contract owners’ equity at end of period	$60,890	-	26,997,952	32,113,015	284,835	82,685	20,113,180	20,760,284

CHANGE IN UNITS:
Beginning units	-	-	1,240,655	1,442,810	7,603	-	914,708	1,031,069
Units purchased	6,364	-	60,683	94,518	37,575	8,115	37,767	79,644
Units redeemed	(1,905)	-	(281,150)	(296,673)	(22,278)	(512)	(207,182)	(196,005)

Ending units	4,459	-	1,020,188	1,240,655	22,900	7,603	745,293	914,708

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSEM		MSGI2		MSVF2		MSVFI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$117,785	186,179	3,116	15,278	3,557	12,264	97,774	143,019
Realized gain (loss) on investments	(31,842)	74,919	(38,860)	7,969	7,640	11,181	83,456	51,036
Change in unrealized gain (loss) on investments	42,797	262,746	(65,777)	193,715	12,362	27,685	122,941	234,343
Reinvested capital gains	-	-	19,060	51,725	6,181	-	61,433	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,740	523,844	(82,461)	268,687	29,740	51,130	365,604	428,398

Equity transactions:
Purchase payments received from contract owners (note 4)	8,922	5,627	7,388	22,084	2,444	-	29,903	33,757
Transfers between funds	(117,051)	(142,878)	55,465	157,674	56,425	(4,975)	968,225	1,913,254
Redemptions (notes 2, 3, and 4)	(327,570)	(886,606)	(57,502)	(61,804)	(28,526)	(80,218)	(844,492)	(552,976)
Adjustments to maintain reserves	(1,574)	1,543	35	(41)	(2,294)	2,300	(96)	(50)

Net equity transactions	(437,273)	(1,022,314)	5,386	117,913	28,049	(82,893)	153,540	1,393,985

Net change in contract owners’ equity	(308,533)	(498,470)	(77,075)	386,600	57,789	(31,763)	519,144	1,822,383
Contract owners’ equity at beginning of period	3,750,665	4,249,135	1,369,670	983,070	584,409	616,172	5,795,774	3,973,391

Contract owners’ equity at end of period	$3,442,132	3,750,665	1,292,595	1,369,670	642,198	584,409	6,314,918	5,795,774

CHANGE IN UNITS:
Beginning units	88,044	111,821	114,229	103,683	37,564	43,085	378,393	287,592
Units purchased	375	365	22,576	31,339	6,030	4	155,122	190,835
Units redeemed	(11,517)	(24,142)	(26,213)	(20,793)	(3,958)	(5,525)	(146,458)	(100,034)

Ending units	76,902	88,044	110,592	114,229	39,636	37,564	387,057	378,393

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVMG		MSVRE		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,113)	(1,314)	4,917	4,089	7,992	10,722	107,037	124,740
Realized gain (loss) on investments	3,191	633	20,171	230,975	442	1,113	495,180	957,942
Change in unrealized gain (loss) on investments	96,204	11,463	(178,688)	(123,363)	8,101	5,077	(1,016,466)	2,649,122
Reinvested capital gains	13,324	10,718	13,085	39,080	-	-	776,478	773,628

Net increase (decrease) in contract owners’ equity resulting from operations	110,606	21,500	(140,515)	150,781	16,535	16,912	362,229	4,505,432

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	6,843	11,233	560	2,030	128,029	111,879
Transfers between funds	-	-	19,721	(15,703)	137,080	357,457	36,918	(57,416)
Redemptions (notes 2, 3, and 4)	(5,895)	(1,015)	(84,184)	(385,231)	(10,737)	(39,444)	(1,590,690)	(2,367,586)
Adjustments to maintain reserves	12	(10)	(7,245)	7,855	12	(12)	(11,996)	12,243

Net equity transactions	(5,883)	(1,025)	(64,865)	(381,846)	126,915	320,031	(1,437,739)	(2,300,880)

Net change in contract owners’ equity	104,723	20,475	(205,380)	(231,065)	143,450	336,943	(1,075,510)	2,204,552
Contract owners’ equity at beginning of period	77,655	57,180	708,385	939,450	483,794	146,851	20,540,057	18,335,505

Contract owners’ equity at end of period	$182,378	77,655	503,005	708,385	627,244	483,794	19,464,547	20,540,057

CHANGE IN UNITS:
Beginning units	3,294	3,339	13,864	21,356	45,417	14,555	693,926	780,284
Units purchased	-	-	684	163	13,600	36,886	51,029	38,593
Units redeemed	(126)	(45)	(2,413)	(7,655)	(1,670)	(6,024)	(104,758)	(124,951)

Ending units	3,168	3,294	12,135	13,864	57,347	45,417	640,197	693,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GBF2		GEM		GEM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$649,992	857,555	(3,727)	2,539	92,669	168,872	(635)	73
Realized gain (loss) on investments	628,127	(1,889,563)	1,438	(11,929)	42,304	250,462	(3,252)	2,181
Change in unrealized gain (loss) on investments	2,331,685	4,886,976	45,041	54,239	1,075,377	2,121,274	14,085	49,301
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,609,804	3,854,968	42,752	44,849	1,210,350	2,540,608	10,198	51,555

Equity transactions:
Purchase payments received from contract owners (note 4)	868,040	855,625	1,678	32,050	214,687	194,397	51	4,058
Transfers between funds	614,401	(652,025)	40,434	(15,129)	(455,709)	571,456	(41,310)	(45,451)
Redemptions (notes 2, 3, and 4)	(7,937,374)	(9,982,892)	(146,498)	(104,935)	(1,046,035)	(1,619,425)	(18,935)	(42,455)
Adjustments to maintain reserves	(30,999)	27,594	(62)	91	(20,040)	20,086	7	(27)

Net equity transactions	(6,485,932)	(9,751,698)	(104,448)	(87,923)	(1,307,097)	(833,486)	(60,187)	(83,875)

Net change in contract owners’ equity	(2,876,128)	(5,896,730)	(61,696)	(43,074)	(96,747)	1,707,122	(49,989)	(32,320)
Contract owners’ equity at beginning of period	73,502,555	79,399,285	1,121,087	1,164,161	13,925,153	12,218,031	274,975	307,295

Contract owners’ equity at end of period	$70,626,427	73,502,555	1,059,391	1,121,087	13,828,406	13,925,153	224,986	274,975

CHANGE IN UNITS:
Beginning units	3,975,035	4,518,239	89,252	96,356	515,740	550,238	24,496	32,952
Units purchased	1,450,684	803,083	11,719	7,795	50,447	71,899	1,799	2,222
Units redeemed	(1,787,081)	(1,346,287)	(19,743)	(14,899)	(109,728)	(106,397)	(8,263)	(10,678)

Ending units	3,638,638	3,975,035	81,228	89,252	456,459	515,740	18,032	24,496

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GIG		GVAAA2		GVABD2		GVAGG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,237	205,373	159,183	245,477	114,813	68,134	(113,649)	(109,115)
Realized gain (loss) on investments	(156,169)	(13,053)	800,215	1,290,145	104,812	(23,503)	488,994	572,423
Change in unrealized gain (loss) on investments	888,031	1,671,105	464,362	4,648,950	633,921	650,873	3,990,455	4,042,694
Reinvested capital gains	-	687,799	4,246,911	3,804,604	7,992	31,683	1,515,548	1,942,902

Net increase (decrease) in contract owners’ equity resulting from operations	742,099	2,551,224	5,670,671	9,989,176	861,538	727,187	5,881,348	6,448,904

Equity transactions:
Purchase payments received from contract owners (note 4)	200,529	58,102	654,757	833,251	104,095	344,806	254,425	116,498
Transfers between funds	(339,863)	(1,467,716)	(478,923)	1,248,718	3,407,037	87,103	(1,852,565)	(289,041)
Redemptions (notes 2, 3, and 4)	(1,255,329)	(1,564,523)	(5,283,262)	(6,182,949)	(1,125,666)	(1,302,838)	(2,381,663)	(2,440,923)
Adjustments to maintain reserves	(408)	429	(43,478)	42,836	(1,116)	684	421	(262)

Net equity transactions	(1,395,071)	(2,973,708)	(5,150,906)	(4,058,144)	2,384,350	(870,245)	(3,979,382)	(2,613,728)

Net change in contract owners’ equity	(652,972)	(422,484)	519,765	5,931,032	3,245,888	(143,058)	1,901,966	3,835,176
Contract owners’ equity at beginning of period	14,885,704	15,308,188	59,863,162	53,932,130	9,801,142	9,944,200	24,155,963	20,320,787

Contract owners’ equity at end of period	$14,232,732	14,885,704	60,382,927	59,863,162	13,047,030	9,801,142	26,057,929	24,155,963

CHANGE IN UNITS:
Beginning units	873,503	1,059,739	2,787,180	2,999,369	741,252	808,156	941,431	1,054,664
Units purchased	35,000	23,531	220,108	239,098	342,053	111,892	74,557	62,067
Units redeemed	(127,961)	(209,767)	(467,693)	(451,287)	(163,330)	(178,796)	(225,483)	(175,300)

Ending units	780,542	873,503	2,539,595	2,787,180	919,975	741,252	790,505	941,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$103,246	49,722	(173,616)	(287,708)	(654,920)	560,331	(342,042)	295,596
Realized gain (loss) on investments	(751,811)	285,598	1,650,407	2,589,188	3,428,307	2,390,659	83,286	400,116
Change in unrealized gain (loss) on investments	150,400	2,940,473	12,075,688	1,793,476	(357,675)	3,514,794	1,483,048	1,400,219
Reinvested capital gains	2,304,515	2,441,480	3,806,465	5,030,171	3,971,954	6,746,520	897,918	1,710,603

Net increase (decrease) in contract owners’ equity resulting from operations	1,806,350	5,717,273	17,358,944	9,125,127	6,387,666	13,212,304	2,122,210	3,806,534

Equity transactions:
Purchase payments received from contract owners (note 4)	275,962	1,004,181	324,524	390,503	663,060	1,057,198	418,717	134,968
Transfers between funds	(4,578,641)	2,108,829	(77,191)	(2,734,674)	(2,499,134)	(1,937,635)	3,641	(688,365)
Redemptions (notes 2, 3, and 4)	(2,486,400)	(2,671,982)	(4,755,578)	(3,754,120)	(8,322,072)	(8,375,688)	(3,764,856)	(3,968,368)
Adjustments to maintain reserves	(5,707)	4,598	(23,558)	22,565	(28,965)	30,289	(243,624)	247,539

Net equity transactions	(6,794,786)	445,626	(4,531,803)	(6,075,726)	(10,187,111)	(9,225,836)	(3,586,122)	(4,274,226)

Net change in contract owners’ equity	(4,988,436)	6,162,899	12,827,141	3,049,401	(3,799,445)	3,986,468	(1,463,912)	(467,692)
Contract owners’ equity at beginning of period	28,626,592	22,463,693	37,355,546	34,306,145	72,609,390	68,622,922	33,005,104	33,472,796

Contract owners’ equity at end of period	$23,638,156	28,626,592	50,182,687	37,355,546	68,809,945	72,609,390	31,541,192	33,005,104

CHANGE IN UNITS:
Beginning units	1,271,231	1,236,232	1,329,900	1,574,665	2,706,568	3,083,479	1,611,934	1,844,985
Units purchased	97,170	221,536	194,892	78,485	65,061	87,235	75,868	32,520
Units redeemed	(433,940)	(186,537)	(331,256)	(323,250)	(463,459)	(464,146)	(252,944)	(265,571)

Ending units	934,461	1,271,231	1,193,536	1,329,900	2,308,170	2,706,568	1,434,858	1,611,934

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX1		GVEX2		GVIDA		GVIDC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,188	-	183,301	211,679	(267,894)	236,083	(238,868)	200,774
Realized gain (loss) on investments	2,613	-	1,043,282	1,501,434	491,530	841,107	(173,782)	(187,083)
Change in unrealized gain (loss) on investments	34,946	-	2,964,370	3,455,605	990,522	2,097,520	1,357,858	1,321,642
Reinvested capital gains	1,181	-	612,843	1,059,934	1,862,689	2,565,492	204,240	444,472

Net increase (decrease) in contract owners’ equity resulting from operations	51,928	-	4,803,796	6,228,652	3,076,847	5,740,202	1,149,448	1,779,805

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	434,938	1,777,146	363,810	380,284	151,070	551,959
Transfers between funds	942,086	-	1,405,135	5,179,243	431,500	390,139	875,585	(721,178)
Redemptions (notes 2, 3, and 4)	(13,026)	-	(2,103,523)	(4,662,780)	(2,858,117)	(2,261,806)	(2,338,286)	(2,207,687)
Adjustments to maintain reserves	(16)	-	(954)	(51)	(3,264)	3,287	(27,994)	29,388

Net equity transactions	929,044	-	(264,404)	2,293,558	(2,066,071)	(1,488,096)	(1,339,625)	(2,347,518)

Net change in contract owners’ equity	980,972	-	4,539,392	8,522,210	1,010,776	4,252,106	(190,177)	(567,713)
Contract owners’ equity at beginning of period	-	-	29,349,311	20,827,101	30,677,460	26,425,354	22,005,882	22,573,595

Contract owners’ equity at end of period	$980,972	-	33,888,703	29,349,311	31,688,236	30,677,460	21,815,705	22,005,882

CHANGE IN UNITS:
Beginning units	-	-	1,392,440	1,278,909	1,078,437	1,134,440	1,335,817	1,493,771
Units purchased	79,666	-	546,404	563,498	63,176	83,505	154,167	48,015
Units redeemed	(5,928)	-	(561,180)	(449,967)	(132,966)	(139,508)	(228,835)	(205,969)

Ending units	73,738	-	1,377,664	1,392,440	1,008,647	1,078,437	1,261,149	1,335,817

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDM		GVIX8		HIBF		IDPG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,274,615)	1,116,780	49,186	77,001	979,069	1,279,865	(5,291)	5,963
Realized gain (loss) on investments	3,862,892	6,534,746	(39,651)	34,850	191,471	(149,682)	920	734
Change in unrealized gain (loss) on investments	946,220	486,882	123,387	588,232	(199,945)	2,472,609	25,403	50,007
Reinvested capital gains	6,638,606	11,509,927	120,343	8,027	-	-	10,294	12,808

Net increase (decrease) in contract owners’ equity resulting from operations	10,173,103	19,648,335	253,265	708,110	970,595	3,602,792	31,326	69,512

Equity transactions:
Purchase payments received from contract owners (note 4)	822,378	1,402,116	33,100	28,755	97,940	91,228	26,405	17,680
Transfers between funds	(1,799,768)	(5,108,602)	903,034	141,080	(2,789,144)	478,765	1,493	232
Redemptions (notes 2, 3, and 4)	(10,673,714)	(15,915,764)	(362,426)	(228,340)	(2,292,250)	(3,590,388)	(13,716)	(10,811)
Adjustments to maintain reserves	(23,528)	24,205	(269)	(47)	(25,097)	25,542	8	(17)

Net equity transactions	(11,674,632)	(19,598,045)	573,439	(58,552)	(5,008,551)	(2,994,853)	14,190	7,084

Net change in contract owners’ equity	(1,501,529)	50,290	826,704	649,558	(4,037,956)	607,939	45,516	76,596
Contract owners’ equity at beginning of period	127,543,089	127,492,799	4,228,137	3,578,579	28,755,789	28,147,850	569,166	492,570

Contract owners’ equity at end of period	$126,041,560	127,543,089	5,054,841	4,228,137	24,717,833	28,755,789	614,682	569,166

CHANGE IN UNITS:
Beginning units	5,375,488	6,278,878	348,435	353,292	1,035,501	1,151,452	42,633	42,061
Units purchased	157,354	159,244	110,627	61,679	66,816	109,613	2,192	1,436
Units redeemed	(662,762)	(1,062,634)	(66,219)	(66,536)	(253,567)	(225,564)	(1,056)	(864)

Ending units	4,870,080	5,375,488	392,843	348,435	848,750	1,035,501	43,769	42,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDPGI2		MCIF		MSBF		NAMAA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(435)	636	25,863	115,988	589,003	1,103,358	4,550	7,518
Realized gain (loss) on investments	152	81	677,740	3,706,452	(186,581)	223,071	13,666	7,046
Change in unrealized gain (loss) on investments	939	4,350	3,335,325	709,776	67,908	1,029,572	37,824	91,993
Reinvested capital gains	543	1,245	3,431,895	12,326,030	-	-	72,706	24,216

Net increase (decrease) in contract owners’ equity resulting from operations	1,199	6,312	7,470,823	16,858,246	470,330	2,356,001	128,746	130,773

Equity transactions:
Purchase payments received from contract owners (note 4)	844	288	841,753	660,245	216,066	251,074	9,274	36,917
Transfers between funds	-	(709)	(3,126,440)	(2,862,215)	(1,685,038)	446,431	969,985	332,568
Redemptions (notes 2, 3, and 4)	(7,532)	(4,262)	(6,521,645)	(7,972,472)	(2,040,299)	(4,111,658)	(29,256)	(86,342)
Adjustments to maintain reserves	12	(8)	(6,486)	6,386	(39,358)	39,830	10	(42)

Net equity transactions	(6,676)	(4,691)	(8,812,818)	(10,168,056)	(3,548,629)	(3,374,323)	950,013	283,101

Net change in contract owners’ equity	(5,477)	1,621	(1,341,995)	6,690,190	(3,078,299)	(1,018,322)	1,078,759	413,874
Contract owners’ equity at beginning of period	56,600	54,979	79,692,836	73,002,646	30,487,282	31,505,604	1,047,297	633,423

Contract owners’ equity at end of period	$51,123	56,600	78,350,841	79,692,836	27,408,983	30,487,282	2,126,056	1,047,297

CHANGE IN UNITS:
Beginning units	4,415	4,799	1,298,570	1,477,676	1,403,248	1,565,384	78,877	55,936
Units purchased	68	24	67,941	42,212	54,262	92,172	81,655	29,814
Units redeemed	(628)	(408)	(225,312)	(221,318)	(230,541)	(254,308)	(9,008)	(6,873)

Ending units	3,855	4,415	1,141,199	1,298,570	1,226,969	1,403,248	151,524	78,877

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NAMGI2		NCPG2		NCPGI2		NVAMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$247	(67)	(929)	2,808	(1,573)	3,956	361,173	1,468,642
Realized gain (loss) on investments	(4,103)	9,016	3,129	5,787	142	188	(4,544,309)	1,318,686
Change in unrealized gain (loss) on investments	11,855	26,773	9,544	16,035	11,658	24,535	(80,367)	8,619,439
Reinvested capital gains	14,343	7,494	-	7,634	-	5,543	2,056,211	10,756,240

Net increase (decrease) in contract owners’ equity resulting from operations	22,342	43,216	11,744	32,264	10,227	34,222	(2,207,292)	22,163,007

Equity transactions:
Purchase payments received from contract owners (note 4)	8,673	921	5,384	2,660	-	-	397,541	848,325
Transfers between funds	71,532	(74,780)	(60,526)	(43,557)	-	18,236	(10,523,422)	(5,542,860)
Redemptions (notes 2, 3, and 4)	(3,905)	(109,377)	(9,305)	(53,630)	(16,390)	(986)	(7,663,142)	(10,955,344)
Adjustments to maintain reserves	17	(39)	5	(8)	8	(8)	(21,495)	22,250

Net equity transactions	76,317	(183,275)	(64,442)	(94,535)	(16,382)	17,242	(17,810,518)	(15,627,629)

Net change in contract owners’ equity	98,659	(140,059)	(52,698)	(62,271)	(6,155)	51,464	(20,017,810)	6,535,378
Contract owners’ equity at beginning of period	162,693	302,752	219,115	281,386	310,672	259,208	100,458,693	93,923,315

Contract owners’ equity at end of period	$261,352	162,693	166,417	219,115	304,517	310,672	80,440,883	100,458,693

CHANGE IN UNITS:
Beginning units	10,602	23,875	16,547	24,321	24,515	23,019	3,158,015	3,708,851
Units purchased	10,995	421	1,862	242	-	1,658	61,136	101,203
Units redeemed	(5,355)	(13,694)	(6,559)	(8,016)	(1,345)	(162)	(704,913)	(652,039)

Ending units	16,242	10,602	11,850	16,547	23,170	24,515	2,514,238	3,158,015

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV2		NVAMVX		NVAMVZ		NVCBD1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(10,490)	9,777	107,329	-	12,753	-	142,903	124,981
Realized gain (loss) on investments	(172,028)	12,047	10,060	-	7,159	-	92,745	18,951
Change in unrealized gain (loss) on investments	80,549	152,026	1,401,194	-	196,898	-	173,837	235,353
Reinvested capital gains	35,979	176,633	-	-	-	-	19,271	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,990)	350,483	1,518,583	-	216,810	-	428,756	379,285

Equity transactions:
Purchase payments received from contract owners (note 4)	2,330	2,548	126,908	-	28,890	-	22,363	78,250
Transfers between funds	(399,685)	(15,156)	10,576,572	-	1,473,557	-	3,028,471	1,464,718
Redemptions (notes 2, 3, and 4)	(150,100)	(146,336)	(245,240)	-	(16,493)	-	(1,131,221)	(648,817)
Adjustments to maintain reserves	(10)	(24)	(50)	-	(2)	-	(1,323)	1,418

Net equity transactions	(547,465)	(158,968)	10,458,190	-	1,485,952	-	1,918,290	895,569

Net change in contract owners’ equity	(613,455)	191,515	11,976,773	-	1,702,762	-	2,347,046	1,274,854
Contract owners’ equity at beginning of period	1,707,962	1,516,447	-	-	-	-	6,551,096	5,276,242

Contract owners’ equity at end of period	$1,094,507	1,707,962	11,976,773	-	1,702,762	-	8,898,142	6,551,096

CHANGE IN UNITS:
Beginning units	60,234	66,460	-	-	-	-	459,396	395,995
Units purchased	2,346	3,241	1,050,272	-	130,194	-	308,125	184,488
Units redeemed	(23,852)	(9,467)	(36,507)	-	(2,860)	-	(178,527)	(121,087)

Ending units	38,728	60,234	1,013,765	-	127,334	-	588,994	459,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$596	3,889	(9,016)	81,162	(76,130)	98,683	(8,351)	72,401
Realized gain (loss) on investments	7,886	414	(183,951)	(188,003)	(94,375)	(76,926)	(180,964)	(468,630)
Change in unrealized gain (loss) on investments	15,472	31,319	420,259	498,613	677,466	514,382	638,777	895,229
Reinvested capital gains	1,052	-	162,579	461,780	19,486	137,142	112,001	516,790

Net increase (decrease) in contract owners’ equity resulting from operations	25,006	35,622	389,871	853,552	526,447	673,281	561,463	1,015,790

Equity transactions:
Purchase payments received from contract owners (note 4)	-	71	323,611	27,941	114,308	89,068	522,016	148,411
Transfers between funds	854	(41,112)	(213,722)	(17,760)	807,133	195,573	397,577	(84,625)
Redemptions (notes 2, 3, and 4)	(113,267)	(6,813)	(572,868)	(720,346)	(858,466)	(570,191)	(198,267)	(1,481,831)
Adjustments to maintain reserves	48	(23)	(185)	(52)	(7,055)	7,928	(14)	(10)

Net equity transactions	(112,365)	(47,877)	(463,164)	(710,217)	55,920	(277,622)	721,312	(1,418,055)

Net change in contract owners’ equity	(87,359)	(12,255)	(73,293)	143,335	582,367	395,659	1,282,775	(402,265)
Contract owners’ equity at beginning of period	552,794	565,049	4,741,198	4,597,863	7,692,348	7,296,689	4,762,264	5,164,529

Contract owners’ equity at end of period	$465,435	552,794	4,667,905	4,741,198	8,274,715	7,692,348	6,045,039	4,762,264

CHANGE IN UNITS:
Beginning units	44,245	48,114	274,903	317,130	545,355	564,740	203,771	284,422
Units purchased	1,771	1,768	21,476	7,657	161,285	46,899	68,188	11,136
Units redeemed	(10,091)	(5,637)	(50,299)	(49,884)	(151,519)	(66,284)	(24,148)	(91,787)

Ending units	35,925	44,245	246,080	274,903	555,121	545,355	247,811	203,771

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25,152)	66,718	(46,046)	197,294	1,487	47,256	(40,213)	115,981
Realized gain (loss) on investments	(86,329)	(58,113)	(435,856)	(288,201)	7,884	4,176	(199,899)	(267,016)
Change in unrealized gain (loss) on investments	402,660	368,613	1,163,151	1,137,561	273,085	285,028	1,030,001	848,107
Reinvested capital gains	31,546	238,058	325,849	1,016,581	-	212,343	134,032	529,809

Net increase (decrease) in contract owners’ equity resulting from operations	322,725	615,276	1,007,098	2,063,235	282,456	548,803	923,921	1,226,881

Equity transactions:
Purchase payments received from contract owners (note 4)	46,294	34,139	146,849	317,884	63,737	74,649	96,350	49,909
Transfers between funds	82,789	(23,795)	194,411	27,636	(6,484)	103,392	1,301,104	(769,627)
Redemptions (notes 2, 3, and 4)	(546,099)	(834,124)	(1,834,707)	(2,325,164)	(266,913)	(157,523)	(792,576)	(1,193,499)
Adjustments to maintain reserves	(258)	(32)	(21,567)	18,866	114	(70)	(781)	(10)

Net equity transactions	(417,274)	(823,812)	(1,515,014)	(1,960,778)	(209,546)	20,448	604,097	(1,913,227)

Net change in contract owners’ equity	(94,549)	(208,536)	(507,916)	102,457	72,910	569,251	1,528,018	(686,346)
Contract owners’ equity at beginning of period	4,743,940	4,952,476	13,072,970	12,970,513	3,020,137	2,450,886	8,271,816	8,958,162

Contract owners’ equity at end of period	$4,649,391	4,743,940	12,565,054	13,072,970	3,093,047	3,020,137	9,799,834	8,271,816

CHANGE IN UNITS:
Beginning units	312,333	367,983	746,308	869,669	173,867	172,982	512,607	640,489
Units purchased	10,309	12,419	34,549	26,398	15,466	11,208	154,630	13,710
Units redeemed	(39,658)	(68,069)	(126,007)	(149,759)	(29,610)	(10,323)	(101,718)	(141,592)

Ending units	282,984	312,333	654,850	746,308	159,723	173,867	565,519	512,607

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDBL2		NVDCA2		NVFIII		NVIE6
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(82,371)	88,626	(18,881)	17,034	1,868	(42)	(89)	264
Realized gain (loss) on investments	(55,703)	30,800	(12,685)	(10,019)	12,831	(766)	(461)	(557)
Change in unrealized gain (loss) on investments	587,791	428,945	202,142	167,713	2,181	(2)	1,933	4,617
Reinvested capital gains	228,900	515,852	94,293	134,021	873	1	-	1,310

Net increase (decrease) in contract owners’ equity resulting from operations	678,617	1,064,223	264,869	308,749	17,753	(809)	1,383	5,634

Equity transactions:
Purchase payments received from contract owners (note 4)	258,770	132,633	30,594	42,269	21,309	-	-	-
Transfers between funds	917,968	656,007	1,355,145	(40,546)	586,454	1,048	-	(10,888)
Redemptions (notes 2, 3, and 4)	(1,200,421)	(1,102,968)	(378,833)	(147,292)	(132,720)	(142)	(5,803)	(2,351)
Adjustments to maintain reserves	112	(148)	63	(53)	(3)	(3)	(8)	1

Net equity transactions	(23,571)	(314,476)	1,006,969	(145,622)	475,040	903	(5,811)	(13,238)

Net change in contract owners’ equity	655,046	749,747	1,271,838	163,127	492,793	94	(4,428)	(7,604)
Contract owners’ equity at beginning of period	8,480,899	7,731,152	1,868,549	1,705,422	94	-	31,629	39,233

Contract owners’ equity at end of period	$9,135,945	8,480,899	3,140,387	1,868,549	492,887	94	27,201	31,629

CHANGE IN UNITS:
Beginning units	435,680	452,785	77,258	83,562	9	-	-	-
Units purchased	81,980	47,450	68,765	8,385	62,294	7,248	-	-
Units redeemed	(82,644)	(64,555)	(25,797)	(14,689)	(17,957)	(7,239)	-	-

Ending units	435,016	435,680	120,226	77,258	44,346	9	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCP2		NVMGA2		NVMIG1		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$63,882	56,815	2,945	(957)	(37,555)	38,717	(9,257)	-
Realized gain (loss) on investments	50,471	(33)	(3,686)	(2,124)	(263,547)	(853,021)	22,062	-
Change in unrealized gain (loss) on investments	176,921	236,695	21,333	19,420	4,212,873	7,129,906	612,893	-
Reinvested capital gains	-	-	-	3,860	10,576,388	1,939,825	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	291,274	293,477	20,592	20,199	14,488,159	8,255,427	625,698	-

Equity transactions:
Purchase payments received from contract owners (note 4)	97,156	7,836	240	1,822	125,693	244,025	50,206	-
Transfers between funds	740,403	(6,243)	16,701	(6,514)	(988,972)	(643,074)	3,581,416	-
Redemptions (notes 2, 3, and 4)	(368,470)	(330,522)	(15,404)	(22,329)	(2,756,922)	(4,093,827)	(96,687)	-
Adjustments to maintain reserves	54	(41)	43	(27)	(2,749)	1,608	5,793	-

Net equity transactions	469,143	(328,970)	1,580	(27,048)	(3,622,950)	(4,491,268)	3,540,728	-

Net change in contract owners’ equity	760,417	(35,493)	22,172	(6,849)	10,865,209	3,764,159	4,166,426	-
Contract owners’ equity at beginning of period	3,443,327	3,478,820	156,313	163,162	31,905,560	28,141,401	-	-

Contract owners’ equity at end of period	$4,203,744	3,443,327	178,485	156,313	42,770,769	31,905,560	4,166,426	-

CHANGE IN UNITS:
Beginning units	229,702	251,080	12,856	15,243	1,338,588	1,555,405	-	-
Units purchased	112,068	74,319	6,966	160	91,791	35,915	371,095	-
Units redeemed	(80,029)	(95,697)	(6,861)	(2,547)	(230,087)	(252,732)	(16,615)	-

Ending units	261,741	229,702	12,961	12,856	1,200,292	1,338,588	354,480	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVZ		NVMLG1		NVMLG2		NVMMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(881)	-	(230,646)	552,233	(4,143)	2,541	(858,603)	(794,684)
Realized gain (loss) on investments	81	-	(979,375)	(102,007)	(4,109)	22,797	(2,109,757)	41,440
Change in unrealized gain (loss) on investments	42,140	-	(3,135,873)	2,016,272	(39,963)	5,366	31,123,187	3,635,803
Reinvested capital gains	-	-	9,254,995	2,578,378	98,772	24,743	10,788,805	18,093,717

Net increase (decrease) in contract owners’ equity resulting from operations	41,340	-	4,909,101	5,044,876	50,557	55,447	38,943,632	20,976,276

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	245,707	386,418	16	-	613,907	1,438,276
Transfers between funds	244,083	-	(900,412)	(1,003,996)	(660)	-	(2,551,716)	(1,811,091)
Redemptions (notes 2, 3, and 4)	(3,697)	-	(3,160,659)	(2,080,171)	(8,587)	(113,687)	(6,850,235)	(8,184,203)
Adjustments to maintain reserves	(4,541)	-	(2,345)	2,024	(17)	6	(8,165)	6,316

Net equity transactions	235,845	-	(3,817,709)	(2,695,725)	(9,248)	(113,681)	(8,796,209)	(8,550,702)

Net change in contract owners’ equity	277,185	-	1,091,392	2,349,151	41,309	(58,234)	30,147,423	12,425,574
Contract owners’ equity at beginning of period	-	-	20,705,492	18,356,341	191,541	249,775	72,739,778	60,314,204

Contract owners’ equity at end of period	$277,185	-	21,796,884	20,705,492	232,850	191,541	102,887,201	72,739,778

CHANGE IN UNITS:
Beginning units	-	-	841,394	960,789	8,997	14,692	2,932,841	3,298,578
Units purchased	17,899	-	38,491	64,372	-	-	98,701	148,462
Units redeemed	(35)	-	(189,052)	(183,767)	(398)	(5,695)	(426,011)	(514,199)

Ending units	17,864	-	690,833	841,394	8,599	8,997	2,605,531	2,932,841

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG2		NVMMV2		NVNMO1		NVNMO2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(76,033)	(69,437)	369,988	521,159	(325,504)	(253,284)	(2,202)	(1,803)
Realized gain (loss) on investments	(225,098)	(137,939)	(3,784,951)	(1,664,428)	1,305,368	2,585,932	(13,517)	(28,788)
Change in unrealized gain (loss) on investments	2,327,958	396,482	1,745,888	2,349,360	742,439	6,173,123	18,997	89,718
Reinvested capital gains	872,905	1,375,819	-	8,749,299	4,118,595	4,417,702	23,561	25,212

Net increase (decrease) in contract owners’ equity resulting from operations	2,899,732	1,564,925	(1,669,075)	9,955,390	5,840,898	12,923,473	26,839	84,339

Equity transactions:
Purchase payments received from contract owners (note 4)	26,085	21,279	227,483	585,578	339,692	609,489	-	13,201
Transfers between funds	(176,154)	(308,188)	(1,162,248)	(1,633,993)	(2,001,971)	(1,881,400)	(14,253)	(101,339)
Redemptions (notes 2, 3, and 4)	(503,376)	(513,909)	(3,162,776)	(4,663,730)	(4,661,860)	(8,063,873)	(19,106)	(22,926)
Adjustments to maintain reserves	28	(17)	1,050	(1,378)	(2,908)	2,570	(4)	(23)

Net equity transactions	(653,417)	(800,835)	(4,096,491)	(5,713,523)	(6,327,047)	(9,333,214)	(33,363)	(111,087)

Net change in contract owners’ equity	2,246,315	764,090	(5,765,566)	4,241,867	(486,149)	3,590,259	(6,524)	(26,748)
Contract owners’ equity at beginning of period	5,427,137	4,663,047	50,398,444	46,156,577	55,579,591	51,989,332	341,496	368,244

Contract owners’ equity at end of period	$7,673,452	5,427,137	44,632,878	50,398,444	55,093,442	55,579,591	334,972	341,496

CHANGE IN UNITS:
Beginning units	232,990	270,284	2,157,798	2,419,512	2,531,660	3,000,327	21,042	28,758
Units purchased	15,577	5,076	75,986	49,609	73,364	52,494	18,027	33,176
Units redeemed	(40,433)	(42,370)	(278,065)	(311,323)	(371,389)	(521,161)	(20,685)	(40,892)

Ending units	208,134	232,990	1,955,719	2,157,798	2,233,635	2,531,660	18,384	21,042

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNSR1		NVOLG1		NVOLG2		NVRE1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,937)	(9,335)	834,523	2,111,641	(39,586)	(17,616)	184,379	313,250
Realized gain (loss) on investments	(25,706)	(57,492)	(3,156,994)	11,031,448	(301,914)	85,190	(1,223,863)	(1,516,431)
Change in unrealized gain (loss) on investments	122,467	383,016	26,074,560	3,524,797	633,258	158,839	(3,337,343)	15,740,261
Reinvested capital gains	158,627	265,720	37,685,379	94,544,783	548,547	1,485,323	225,254	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,451	581,909	61,437,468	111,212,669	840,305	1,711,736	(4,151,573)	14,537,080

Equity transactions:
Purchase payments received from contract owners (note 4)	62,969	25,019	2,991,494	3,464,113	5,665	23,048	833,009	551,761
Transfers between funds	(133,796)	463	(13,670,214)	(10,673,556)	(77,255)	(298,932)	(2,376,547)	(2,342,427)
Redemptions (notes 2, 3, and 4)	(418,155)	(309,646)	(33,309,403)	(40,735,360)	(1,092,442)	(441,114)	(4,765,437)	(5,507,027)
Adjustments to maintain reserves	69	(104)	(101,423)	98,822	(238)	183	30,330	(31,064)

Net equity transactions	(488,913)	(284,268)	(44,089,546)	(47,845,981)	(1,164,270)	(716,815)	(6,278,645)	(7,328,757)

Net change in contract owners’ equity	(243,462)	297,641	17,347,922	63,366,688	(323,965)	994,921	(10,430,218)	7,208,323
Contract owners’ equity at beginning of period	2,772,549	2,474,908	389,255,521	325,888,833	6,226,124	5,231,203	58,765,601	51,557,278

Contract owners’ equity at end of period	$2,529,087	2,772,549	406,603,443	389,255,521	5,902,159	6,226,124	48,335,383	58,765,601

CHANGE IN UNITS:
Beginning units	120,773	134,206	9,335,275	10,644,655	166,560	188,414	3,099,421	3,510,999
Units purchased	10,404	7,576	148,878	155,607	3,448	3,258	150,032	114,602
Units redeemed	(33,112)	(21,009)	(1,197,146)	(1,464,987)	(34,318)	(25,112)	(524,817)	(526,180)

Ending units	98,065	120,773	8,287,007	9,335,275	135,690	166,560	2,724,636	3,099,421

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB2		NVTIV3		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,967)	(9,900)	34,284	57,889	3,653	23,735	(1,299,780)	920,141
Realized gain (loss) on investments	(441,307)	(594,734)	13,806	(3,915)	(91,525)	(26,909)	-	-
Change in unrealized gain (loss) on investments	864,979	110,717	44,006	100,995	98,047	37,075	-	-
Reinvested capital gains	118,173	1,119,501	-	-	-	172,011	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	536,878	625,584	92,096	154,969	10,175	205,912	(1,299,780)	920,141

Equity transactions:
Purchase payments received from contract owners (note 4)	19,047	44,314	33,825	97,792	19,960	17,755	30,325,341	24,624,571
Transfers between funds	162,621	(232,298)	846,121	2,038,948	(191,503)	(76,093)	60,639,472	52,643,540
Redemptions (notes 2, 3, and 4)	(188,393)	(258,672)	(308,117)	(2,565,024)	(186,972)	(183,708)	(90,896,571)	(92,419,404)
Adjustments to maintain reserves	153	(133)	(1,052)	1,030	35	(83)	139,496	(138,021)

Net equity transactions	(6,572)	(446,789)	570,777	(427,254)	(358,480)	(242,129)	207,738	(15,289,314)

Net change in contract owners’ equity	530,306	178,795	662,873	(272,285)	(348,305)	(36,217)	(1,092,042)	(14,369,173)
Contract owners’ equity at beginning of period	2,950,575	2,771,780	5,097,169	5,369,454	1,927,192	1,963,409	138,158,807	152,527,980

Contract owners’ equity at end of period	$3,480,881	2,950,575	5,760,042	5,097,169	1,578,887	1,927,192	137,066,765	138,158,807

CHANGE IN UNITS:
Beginning units	164,989	192,241	452,268	486,503	117,485	133,213	11,955,053	13,301,908
Units purchased	29,639	34,424	186,590	312,666	5,454	5,934	18,560,340	11,747,026
Units redeemed	(29,675)	(61,676)	(134,005)	(346,901)	(30,639)	(21,662)	(18,640,791)	(13,093,881)

Ending units	164,953	164,989	504,853	452,268	92,300	117,485	11,874,602	11,955,053

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(682,676)	(737,367)	(14,817)	(16,139)	(250,771)	(247,981)	(6,089)	(6,071)
Realized gain (loss) on investments	(486,717)	1,848,208	(58,769)	(54,439)	(1,446,109)	(572,457)	(24,053)	(5,556)
Change in unrealized gain (loss) on investments	11,924,551	6,234,668	209,158	145,887	6,519,267	1,345,295	85,294	4,885
Reinvested capital gains	2,714,490	8,053,351	37,529	101,135	2,851,419	5,674,892	45,453	89,217

Net increase (decrease) in contract owners’ equity resulting from operations	13,469,648	15,398,860	173,101	176,444	7,673,806	6,199,749	100,605	82,475

Equity transactions:
Purchase payments received from contract owners (note 4)	485,074	559,431	129	9,184	188,783	218,798	-	10,055
Transfers between funds	(2,552,823)	(1,592,944)	25,740	(14,773)	(1,551,849)	(184,136)	(23,597)	(1,657)
Redemptions (notes 2, 3, and 4)	(5,677,519)	(8,319,346)	(68,387)	(82,357)	(1,874,974)	(2,161,292)	(114,986)	(17,469)
Adjustments to maintain reserves	(32,776)	31,336	29	(50)	(528)	423	(27)	(19)

Net equity transactions	(7,778,044)	(9,321,523)	(42,489)	(87,996)	(3,238,568)	(2,126,207)	(138,610)	(9,090)

Net change in contract owners’ equity	5,691,604	6,077,337	130,612	88,448	4,435,238	4,073,542	(38,005)	73,385
Contract owners’ equity at beginning of period	72,339,672	66,262,335	877,797	789,349	22,657,753	18,584,211	330,474	257,089

Contract owners’ equity at end of period	$78,031,276	72,339,672	1,008,409	877,797	27,092,991	22,657,753	292,469	330,474

CHANGE IN UNITS:
Beginning units	1,336,070	1,520,562	30,782	34,162	614,712	675,853	14,853	15,327
Units purchased	52,022	43,542	2,789	2,850	33,095	55,050	909	522
Units redeemed	(199,727)	(228,034)	(4,124)	(6,230)	(120,541)	(116,191)	(6,535)	(996)

Ending units	1,188,365	1,336,070	29,447	30,782	527,266	614,712	9,227	14,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(548,015)	(52,399)	(7,733)	(5,234)	69,147	89,950	(3,618)	(3,740)
Realized gain (loss) on investments	(1,060,763)	411,954	(98,205)	(28,638)	7,513,207	7,449,880	18,669	59,957
Change in unrealized gain (loss) on investments	2,821,488	(10,690,613)	104,379	(55,342)	(6,232,355)	12,702,048	(9,896)	4,881
Reinvested capital gains	275,903	21,170,757	2,057	166,204	7,121,855	4,291,262	25,628	14,496

Net increase (decrease) in contract owners’ equity resulting from operations	1,488,613	10,839,699	498	76,990	8,471,854	24,533,140	30,783	75,594

Equity transactions:
Purchase payments received from contract owners (note 4)	543,417	634,825	15	7,038	699,636	638,981	-	-
Transfers between funds	(1,446,605)	(678,659)	900	12,835	(3,045,290)	(1,901,634)	15,611	23,445
Redemptions (notes 2, 3, and 4)	(5,244,287)	(6,922,319)	(75,435)	(47,925)	(8,827,737)	(9,940,329)	(12,050)	(61,205)
Adjustments to maintain reserves	(9,045)	9,487	(36)	40	(20,977)	21,225	59	9

Net equity transactions	(6,156,520)	(6,956,666)	(74,556)	(28,012)	(11,194,368)	(11,181,757)	3,620	(37,751)

Net change in contract owners’ equity	(4,667,907)	3,883,033	(74,058)	48,978	(2,722,514)	13,351,383	34,403	37,843
Contract owners’ equity at beginning of period	67,274,469	63,391,436	525,606	476,628	105,537,111	92,185,728	332,866	295,023

Contract owners’ equity at end of period	$62,606,562	67,274,469	451,548	525,606	102,814,597	105,537,111	367,269	332,866

CHANGE IN UNITS:
Beginning units	1,180,588	1,309,626	21,703	22,912	3,123,713	3,494,760	13,365	14,833
Units purchased	49,518	37,861	1,606	960	40,440	67,892	1,145	2,230
Units redeemed	(173,258)	(166,899)	(5,135)	(2,169)	(377,417)	(438,939)	(941)	(3,698)

Ending units	1,056,848	1,180,588	18,174	21,703	2,786,736	3,123,713	13,569	13,365

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMMCGS		AMSRS		AMTB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,154)	(4,190)	(17,039)	(16,554)	(33,033)	(50,376)	116,271	85,061
Realized gain (loss) on investments	19,305	17,759	151,024	60,742	506,994	268,087	(24,806)	(4,372)
Change in unrealized gain (loss) on investments	57,408	35,864	202,336	163,602	174,078	962,757	101,291	182,561
Reinvested capital gains	12,959	16,089	72,915	91,966	253,391	414,088	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,518	65,522	409,236	299,756	901,430	1,594,556	192,756	263,250

Equity transactions:
Purchase payments received from contract owners (note 4)	(1,296)	2,893	4,647	4,482	44,697	8,111	55,180	102,678
Transfers between funds	(1,339)	(32,505)	232,802	51,506	(1,183,829)	183,530	(108,702)	(340,501)
Redemptions (notes 2, 3, and 4)	(8,859)	(57,785)	(277,533)	(176,414)	(632,096)	(471,456)	(909,508)	(879,852)
Adjustments to maintain reserves	(3,506)	3,529	(668)	662	187	(61,295)	(2,400)	2,370

Net equity transactions	(15,000)	(83,868)	(40,752)	(119,764)	(1,771,041)	(341,110)	(965,430)	(1,115,305)

Net change in contract owners’ equity	70,518	(18,346)	368,484	179,992	(869,611)	1,253,446	(772,674)	(852,055)
Contract owners’ equity at beginning of period	222,454	240,800	1,214,014	1,034,022	7,923,336	6,669,890	10,374,282	11,226,337

Contract owners’ equity at end of period	$292,972	222,454	1,582,498	1,214,014	7,053,725	7,923,336	9,601,608	10,374,282

CHANGE IN UNITS:
Beginning units	6,127	8,543	82,842	92,202	262,960	267,678	923,764	1,024,396
Units purchased	135	67	34,632	19,152	3,531	17,725	87,541	108,528
Units redeemed	(365)	(2,483)	(39,405)	(28,512)	(67,637)	(22,443)	(174,104)	(209,160)

Ending units	5,897	6,127	78,069	82,842	198,854	262,960	837,201	923,764

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVAAD		PMVEBD		PMVFAD		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$112,664	62,566	45,464	41,098	62,460	12,380	(22,100)	284,660
Realized gain (loss) on investments	(73,925)	(47,251)	(11,870)	(18,411)	(74,080)	(40,891)	(53,218)	(176,152)
Change in unrealized gain (loss) on investments	99,722	354,782	44,931	132,154	141,724	119,587	432,186	405,441
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	138,461	370,097	78,525	154,841	130,104	91,076	356,868	513,949

Equity transactions:
Purchase payments received from contract owners (note 4)	85,521	10,718	3,544	4,202	4,114	4,773	202,852	86,241
Transfers between funds	(278,720)	(167,436)	(61,246)	276,916	(13,192)	(279,045)	5,964,141	463,680
Redemptions (notes 2, 3, and 4)	(709,783)	(278,051)	(186,273)	(242,898)	(82,825)	(89,783)	(2,223,637)	(3,331,300)
Adjustments to maintain reserves	50	(39)	310	(107)	204	6	(11,843)	13,677

Net equity transactions	(902,932)	(434,808)	(243,665)	38,113	(91,699)	(364,049)	3,931,513	(2,767,702)

Net change in contract owners’ equity	(764,471)	(64,711)	(165,140)	192,954	38,405	(272,973)	4,288,381	(2,253,753)
Contract owners’ equity at beginning of period	3,656,075	3,720,786	1,332,135	1,139,181	1,500,885	1,773,858	18,025,814	20,279,567

Contract owners’ equity at end of period	$2,891,604	3,656,075	1,166,995	1,332,135	1,539,290	1,500,885	22,314,195	18,025,814

CHANGE IN UNITS:
Beginning units	300,408	337,730	109,559	106,272	118,837	147,867	1,515,634	1,751,005
Units purchased	10,025	7,960	54,109	76,464	35,186	8,554	728,904	182,825
Units redeemed	(88,081)	(45,282)	(72,499)	(73,177)	(43,227)	(37,584)	(393,231)	(418,196)

Ending units	222,352	300,408	91,169	109,559	110,796	118,837	1,851,307	1,515,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRRA		PMVSTA		PMVTRA		PMVTRD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,621	3,233	718	49,850	9,299	19,588	109,624	207,661
Realized gain (loss) on investments	4,516	(4,436)	(6,333)	(5,581)	3,629	(11,342)	28,433	(87,139)
Change in unrealized gain (loss) on investments	47,375	38,978	45,085	16,285	41,226	64,251	543,471	640,413
Reinvested capital gains	-	-	-	-	9,114	-	131,793	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,512	37,775	39,470	60,554	63,268	72,497	813,321	760,935

Equity transactions:
Purchase payments received from contract owners (note 4)	6,484	7,183	8,207	62,643	12,607	17,922	95,518	103,579
Transfers between funds	106,448	4,417	334,817	521,806	367,526	(138,525)	811,824	1,084,205
Redemptions (notes 2, 3, and 4)	(102,210)	(45,726)	(326,768)	(463,022)	(58,928)	(229,115)	(1,122,928)	(1,652,031)
Adjustments to maintain reserves	(8)	88	301	(8)	(590)	88	1,732	(498)

Net equity transactions	10,714	(34,038)	16,557	121,419	320,615	(349,630)	(213,854)	(464,745)

Net change in contract owners’ equity	64,226	3,737	56,027	181,973	383,883	(277,133)	599,467	296,190
Contract owners’ equity at beginning of period	548,688	544,951	4,034,738	3,852,765	885,286	1,162,419	11,472,537	11,176,347

Contract owners’ equity at end of period	$612,914	548,688	4,090,765	4,034,738	1,269,169	885,286	12,072,004	11,472,537

CHANGE IN UNITS:
Beginning units	37,055	39,494	386,679	374,983	51,913	73,075	960,670	1,002,626
Units purchased	9,002	5,106	250,628	121,453	28,543	4,734	197,031	164,733
Units redeemed	(8,575)	(7,545)	(249,003)	(109,757)	(11,367)	(25,896)	(216,176)	(206,689)

Ending units	37,482	37,055	388,304	386,679	69,089	51,913	941,525	960,670

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVIGIB		PVTIGB		HVSIT
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(143)	296	(185)	-	466	21	(2,027)	(1,522)
Realized gain (loss) on investments	(1,374)	-	693	-	(245)	(1,011)	(41,043)	(2,449)
Change in unrealized gain (loss) on investments	1,263	2,365	2,187	-	10,491	4,806	40,263	(10,101)
Reinvested capital gains	1,845	1,265	-	-	-	31	9,064	38,721

Net increase (decrease) in contract owners’ equity resulting from operations	1,591	3,926	2,695	-	10,712	3,847	6,257	24,649

Equity transactions:
Purchase payments received from contract owners (note 4)	4,009	-	-	-	1,227	-	1,955	2,224
Transfers between funds	244,153	-	38,446	-	88,665	1,812	(38,999)	47,425
Redemptions (notes 2, 3, and 4)	(234,460)	-	-	-	(9,219)	(2,587)	(12,283)	(6,316)
Adjustments to maintain reserves	3,521	9,392	(8)	-	(390)	(22)	33	(5)

Net equity transactions	17,223	9,392	38,438	-	80,283	(797)	(49,294)	43,328

Net change in contract owners’ equity	18,814	13,318	41,133	-	90,995	3,050	(43,037)	67,977
Contract owners’ equity at beginning of period	13,318	-	-	-	18,961	15,911	197,373	129,396

Contract owners’ equity at end of period	$32,132	13,318	41,133	-	109,956	18,961	154,336	197,373

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,550	1,610	8,801	7,053
Units purchased	22,072	-	7,034	-	7,516	7,697	27,676	7,364
Units redeemed	(20,461)	-	(3,992)	-	(986)	(7,757)	(30,401)	(5,616)

Ending units	1,611	-	3,042	-	8,080	1,550	6,076	8,801

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROCMC		TRHS2		VWEM		VWHA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,228)	(3,827)	(395,540)	(385,623)	119,134	(83,080)	(5,498)	(55,825)
Realized gain (loss) on investments	(23,269)	(10,493)	1,124,737	621,660	58,286	151,680	(622,831)	(750,332)
Change in unrealized gain (loss) on investments	76,460	40,113	5,949,169	6,452,963	1,359,467	2,977,535	1,284,558	1,356,229
Reinvested capital gains	4,163	29,819	2,271,680	1,582,827	381,897	310,053	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,126	55,612	8,950,046	8,271,827	1,918,784	3,356,188	656,229	550,072

Equity transactions:
Purchase payments received from contract owners (note 4)	8,488	8,962	561,546	577,763	58,282	72,833	5,739	4,869
Transfers between funds	(26,652)	(20,706)	(1,351,351)	(1,513,544)	(616,657)	(488,672)	(469,050)	(181,604)
Redemptions (notes 2, 3, and 4)	(42,253)	(34,230)	(3,529,982)	(3,967,377)	(814,704)	(1,271,696)	(335,964)	(925,167)
Adjustments to maintain reserves	(51)	(108)	164,437	(169,588)	318	(536)	(964)	1,133

Net equity transactions	(60,468)	(46,082)	(4,155,350)	(5,072,746)	(1,372,761)	(1,688,071)	(800,239)	(1,100,769)

Net change in contract owners’ equity	(6,342)	9,530	4,794,696	3,199,081	546,023	1,668,117	(144,010)	(550,697)
Contract owners’ equity at beginning of period	331,778	322,248	35,967,006	32,767,925	13,828,253	12,160,136	4,903,462	5,454,159

Contract owners’ equity at end of period	$325,436	331,778	40,761,702	35,967,006	14,374,276	13,828,253	4,759,452	4,903,462

CHANGE IN UNITS:
Beginning units	21,828	25,056	791,675	913,505	321,418	364,458	230,192	279,530
Units purchased	2,936	1,795	106,923	65,100	17,557	17,167	1,302	665
Units redeemed	(7,270)	(5,023)	(196,965)	(186,930)	(46,885)	(60,207)	(44,919)	(50,003)

Ending units	17,494	21,828	701,633	791,675	292,090	321,418	186,575	230,192

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHAS		VYDS		VRVDRA		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(10,132)	(39,897)	(8,017)	(14,610)	311	2,010	(1,794)	(2,342)
Realized gain (loss) on investments	(1,045,435)	(174,242)	461,450	41,202	(28,596)	(8,468)	13,140	2,668
Change in unrealized gain (loss) on investments	1,716,359	553,414	(289,038)	412,081	5,571	(8,776)	(5,640)	22,986
Reinvested capital gains	-	-	145,593	138,533	2,435	15,248	9,387	19,225

Net increase (decrease) in contract owners’ equity resulting from operations	660,792	339,275	309,988	577,206	(20,279)	14	15,093	42,537

Equity transactions:
Purchase payments received from contract owners (note 4)	78,875	144,473	5,280	3,257	124	557	3,121	256
Transfers between funds	11,544	508,966	(2,666,408)	(197,160)	73,803	106,036	(94)	(137)
Redemptions (notes 2, 3, and 4)	(571,659)	(341,145)	(137,698)	(183,141)	(14,577)	(8)	(52,822)	(5,284)
Adjustments to maintain reserves	151	(159)	31	(45)	(2)	6	(952)	1,112

Net equity transactions	(481,089)	312,135	(2,798,795)	(377,089)	59,348	106,591	(50,747)	(4,053)

Net change in contract owners’ equity	179,703	651,410	(2,488,807)	200,117	39,069	106,605	(35,654)	38,484
Contract owners’ equity at beginning of period	3,834,464	3,183,054	2,488,807	2,288,690	106,605	-	185,277	146,793

Contract owners’ equity at end of period	$4,014,167	3,834,464	-	2,488,807	145,674	106,605	149,623	185,277

CHANGE IN UNITS:
Beginning units	646,381	592,731	101,115	117,873	9,856	-	5,414	5,488
Units purchased	383,410	187,694	600	582	25,589	26,379	27	-
Units redeemed	(453,333)	(134,044)	(101,715)	(17,340)	(21,629)	(16,523)	(2,051)	(74)

Ending units	576,458	646,381	-	101,115	13,816	9,856	3,390	5,414

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVSCG		DVIV		IVKMG2		GVDIVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(75,482)	(88,993)	38	27	(5,048)	(16,092)	293,333	956,710
Realized gain (loss) on investments	(215,156)	17,150	(134)	74	(508,791)	9,234	(2,093,019)	(107,456)
Change in unrealized gain (loss) on investments	3,064,839	342,374	(164)	178	59,817	138,955	1,136,335	(400,239)
Reinvested capital gains	393,646	1,307,772	-	-	343,550	198,534	-	179,675

Net increase (decrease) in contract owners’ equity resulting from operations	3,167,847	1,578,303	(260)	279	(110,472)	330,631	(663,351)	628,690

Equity transactions:
Purchase payments received from contract owners (note 4)	72,163	147,740	-	-	(78,170)	1,759	23,645	46,926
Transfers between funds	284,086	(2,604,757)	(926)	-	(1,112,179)	74,874	(3,688,498)	(63,593)
Redemptions (notes 2, 3, and 4)	(693,438)	(847,849)	-	(962)	(19,718)	(154,719)	(225,714)	(398,786)
Adjustments to maintain reserves	(47)	(130)	5	(3)	39,896	(36)	(161)	(155)

Net equity transactions	(337,236)	(3,304,996)	(921)	(965)	(1,170,171)	(78,122)	(3,890,728)	(415,608)

Net change in contract owners’ equity	2,830,611	(1,726,693)	(1,181)	(686)	(1,280,643)	252,509	(4,554,079)	213,082
Contract owners’ equity at beginning of period	6,063,586	7,790,279	1,181	1,867	1,280,643	1,028,134	4,554,079	4,340,997

Contract owners’ equity at end of period	$8,894,197	6,063,586	-	1,181	-	1,280,643	-	4,554,079

CHANGE IN UNITS:
Beginning units	159,441	254,215	64	122	58,064	62,022	450,949	495,354
Units purchased	66,111	47,996	-	-	11,002	27,514	24,011	22,784
Units redeemed	(75,700)	(142,770)	(64)	(58)	(69,066)	(31,472)	(474,960)	(67,189)

Ending units	149,852	159,441	-	64	-	58,064	-	450,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIV2		NVMLV1		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$18,846	58,684	33,625	1,157,056	3,259	320,306	(2,403)	1,128
Realized gain (loss) on investments	(127,518)	(3,582)	(3,922,036)	(292,345)	(1,000,382)	(79,759)	(31,000)	(2,732)
Change in unrealized gain (loss) on investments	65,367	(29,275)	1,283,421	(28,421)	333,477	(26,661)	2,273	84,631
Reinvested capital gains	-	11,376	1,924,854	478,912	484,869	119,247	43,786	11,084

Net increase (decrease) in contract owners’ equity resulting from operations	(43,305)	37,203	(680,136)	1,315,202	(178,777)	333,133	12,656	94,111

Equity transactions:
Purchase payments received from contract owners (note 4)	20	-	18,463	65,926	-	659	-	-
Transfers between funds	(239,754)	2,955	(4,818,927)	(579,795)	(1,150,077)	(100,795)	(565,147)	-
Redemptions (notes 2, 3, and 4)	(8,730)	(16,815)	(464,678)	(799,054)	(138,363)	(267,031)	(337)	(146,377)
Adjustments to maintain reserves	4,575	(32)	124	(152)	(44,336)	(115)	8	(29)

Net equity transactions	(243,889)	(13,892)	(5,265,018)	(1,313,075)	(1,332,776)	(367,282)	(565,476)	(146,406)

Net change in contract owners’ equity	(287,194)	23,311	(5,945,154)	2,127	(1,511,553)	(34,149)	(552,820)	(52,295)
Contract owners’ equity at beginning of period	287,194	263,883	5,945,154	5,943,027	1,511,553	1,545,702	552,820	605,115

Contract owners’ equity at end of period	$-	287,194	-	5,945,154	-	1,511,553	-	552,820

CHANGE IN UNITS:
Beginning units	21,902	22,763	264,285	328,297	70,890	91,899	45,996	58,491
Units purchased	785	436	19,826	8,352	431	9,696	18,183	-
Units redeemed	(22,687)	(1,297)	(284,111)	(72,364)	(71,321)	(30,705)	(64,179)	(12,495)

Ending units	-	21,902	-	264,285	-	70,890	-	45,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2		AMGP		AMTP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,972)	4,712	-	(473)	-	494
Realized gain (loss) on investments	(82,055)	(14,454)	-	(83,070)	-	3,373
Change in unrealized gain (loss) on investments	999	264,618	-	45,109	-	(6,733)
Reinvested capital gains	17,772	28,102	-	76,691	-	8,372

Net increase (decrease) in contract owners’ equity resulting from operations	(72,256)	282,978	-	38,257	-	5,506

Equity transactions:
Purchase payments received from contract owners (note 4)	2,065	41,662	-	(5)	-	-
Transfers between funds	(1,505,255)	(61,435)	-	(240,340)	-	(62,759)
Redemptions (notes 2, 3, and 4)	(55,472)	(297,658)	-	-	-	-
Adjustments to maintain reserves	(48)	(8)	-	35	-	58

Net equity transactions	(1,558,710)	(317,439)	-	(240,310)	-	(62,701)

Net change in contract owners’ equity	(1,630,966)	(34,461)	-	(202,053)	-	(57,195)
Contract owners’ equity at beginning of period	1,630,966	1,665,427	-	202,053	-	57,195

Contract owners’ equity at end of period	$-	1,630,966	-	-	-	-

CHANGE IN UNITS:
Beginning units	131,292	158,882	-	9,637	-	2,591
Units purchased	2,342	13,762	-	-	-	-
Units redeemed	(133,634)	(41,352)	-	(9,637)	-	(2,591)

Ending units	-	131,292	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)

Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)*

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)*

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	8/7/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	7/7/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	6/4/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	6/2/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	8/15/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	6/13/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/7/2019
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		12/23/2020
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
FHIBS	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares	Federated Insurance Series - Federated High Income Bond Fund II: Service Shares	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America’s Income Annuity Income Foundation Rider	1.00%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $12,616,921 and $17,109,678, respectively, and total transfers from the Separate Account to the fixed account were $54,387,897 and $57,651,573, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,696,088,691	$-	$-	$4,696,088,691

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAB	$37,264	$147,980
ALVGIB	41,644	61,063
ALVIVB	85	2,195
ALVPGB	183,236	248,390
ALVSVB	781,927	1,253,437
ACVI	48,735	201,993
ACVIG	3,877,768	6,607,408
ACVIG2	80,555	139,233
ACVIP2	2,850,198	3,735,207
ACVMV1	783,528	3,646,605
ACVMV2	11,814	49,186
ACVU1	3,864	773
ACVV	163,479	283,772
ACVV2	335,920	230,961
BRVED3	940,391	1,241,682
BRVHY3	57,590,350	28,905,502
BRVTR3	4,991,713	927,916
MLVGA3	3,276,993	4,440,033
DCAP	4,869,068	6,837,855
DCAPS	82,877	131,515
DSC	24	63
DSIF	28,166,179	43,566,077
DSRG	1,293,276	4,992,635
DSRGS	672	967
DVMCSS	353,506	555,426
DVSCS	1,890,659	3,788,356
CLVHY2	358,810	613,228
DWVSVS	928,564	1,274,592
ETVFR	503,511	3,103,562
FHIBS	104,538	135,094
FQB	3,071,180	6,105,503
FQBS	69,295	272,764
FVU2S	4,640	3,752
FB2	9,290,895	3,592,317
FC2	1,623,445	537,452
FCS	253,632	1,547,945
FEI2	183,054	341,753
FEIS	9,948,515	21,549,734
FEMS2	861,648	436,409
FF10S	1,495,719	2,205,181
FF10S2	21,692	36,436
FF20S	1,632,559	2,737,659
FF20S2	9,528	12,396
FF30S	2,135,493	1,518,521
FF30S2	15,866	39,891
FG2	1,208,739	1,052,641
FGI2	971,836	574,171
FGOS	116,260	256,716
FGS	24,854,115	26,207,700
FHIS	16,411,447	24,903,663

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FIGBS	5,975,206	5,752,004
FMC2	61,359	324,083
FMCS	351,856	2,971,636
FNRS2	1,690,430	2,310,222
FO2	8,434	136,648
FOS	447,572	3,160,613
FRESS2	697,281	822,128
FVSS	1,007,041	1,526,650
FVSS2	17,421	37,514
FTVDM2	495,603	1,345,152
FTVFA2	1,002,743	867,562
FTVGI2	1,388,466	4,185,094
FTVIS2	1,881,798	6,377,929
FTVRD2	47,892	83,924
FTVSV2	1,324,888	1,707,639
TIF2	209,315	634,603
GVGMNS	1,136	67,599
GVMSAS	10,227	2,422
RVARS	756,010	740,499
SBLD	10,847	37,281
SBLJ	16,426	59,001
SBLN	90,901	349,400
SBLO	38,198	15,159
SBLP	50,928	86,859
SBLQ	55,827	36,303
SBLV	116,432	278,718
SBLX	4,423	13,262
SBLY	19,594	6,628
ACC2	140,689	240,021
ACEG	4,287	1,090
ACEG2	1,194,991	1,438,363
AVCE2	135,255	98,642
AVGI	477	28
IVHS	64,268	43,639
IVKEI1	25,178	44,521
IVMCC2	109,456	80,932
IVRE	24,094	22,031
OVAG	6,628,813	7,868,024
OVAG2	1,736,192	561,223
OVGI	8,331,574	10,585,812
OVGIS	175,675	295,486
OVGR	624,625	365,567
OVGS	4,260,329	15,623,182
OVGSS	32,486	90,135
OVIGS	463,753	872,317
OVSB	436,091	692,499
OVSBS	52,743	153,937
OVSC	817,715	1,526,891
OVSCS	15,917	27,111
WRASP	2,396,311	8,775,139
WRBDP	2,548,051	6,658,741
WRBP	2,780,043	5,964,375
WRCEP	4,673,500	12,896,151
WRDIV	743,840	1,573,483
WRENG	217,193	239,548
WRGBP	672,750	510,397
WRGNR	246,305	599,311
WRGP	14,518,288	17,015,810
WRHIP	3,737,840	8,254,512
WRI2P	681,575	1,938,415

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRIP	550,708	3,387,372
WRLTBP	1,841,092	1,096,327
WRMCG	4,040,650	4,465,536
WRMMP	12,845,543	11,479,931
WRRESP	619,088	675,362
WRSCP	199,023	5,389,472
WRSCV	491,670	864,032
WRSTP	9,010,517	11,235,500
WRVP	1,916,611	3,891,123
JPMMV1	1,086,102	2,477,555
JABS	3,938	9,110
JACAS	9,682,470	16,587,868
JAFBS	1,887,536	1,211,893
JAGTS	11,223,817	11,795,493
JAIGS	683,365	5,529,434
LZREMS	117,500	705,217
LOVTRC	395,827	260,194
M2IGSS	87,541	102,264
MMCGSC	141,161	232,389
MNDSC	1,579,521	1,185,622
MV2RIS	106,160	9,746
MV3MVS	74,065	22,801
MVFSC	2,244,291	6,262,697
MVIGSC	400,198	255,133
MVIVSC	896,989	4,462,035
MSEM	174,913	492,828
MSGI2	303,319	275,791
MSVF2	110,873	70,792
MSVFI	2,398,891	2,086,315
MSVMG	13,324	8,008
MSVRE	52,847	92,465
DTRTFB	157,774	22,880
EIF	2,048,842	2,591,070
GBF	23,188,719	28,993,247
GBF2	96,785	204,898
GEM	1,181,558	2,375,965
GEM2	8,970	69,798
GIG	507,060	1,891,751
GVAAA2	7,495,785	8,197,800
GVABD2	4,138,548	1,630,842
GVAGG2	2,685,161	5,263,104
GVAGI2	3,906,973	8,289,720
GVAGR2	7,996,958	8,873,447
GVDMA	5,085,269	11,925,803
GVDMC	2,373,692	5,160,297
GVEX1	1,013,676	70,247
GVEX2	10,066,983	9,535,653
GVIDA	3,295,366	3,763,379
GVIDC	2,230,867	3,576,630
GVIDM	8,677,746	14,965,458
GVIX8	1,398,636	655,869
HIBF	2,459,831	6,464,257
IDPG2	32,429	13,245
IDPGI2	1,346	7,926
MCIF	5,759,569	11,108,477
MSBF	1,356,239	4,276,566
NAMAA2	1,154,846	127,587
NAMGI2	166,747	75,857
NCPG2	23,659	89,034
NCPGI2	1,859	19,823

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVAMV1	3,486,620	18,858,274
NVAMV2	80,149	602,116
NVAMVX	10,653,711	88,142
NVAMVZ	1,598,170	99,462
NVCBD1	4,500,068	2,418,279
NVCBD2	12,910	123,675
NVCCA2	568,590	878,318
NVCCN2	1,976,142	1,969,813
NVCMA2	1,330,077	505,101
NVCMC2	220,866	631,848
NVCMD2	824,643	2,039,292
NVCRA2	296,901	505,075
NVCRB2	2,323,752	1,626,199
NVDBL2	1,579,733	1,456,888
NVDCA2	1,696,059	613,687
NVFIII	670,157	192,373
NVIE6	919	6,835
NVLCP2	1,665,695	1,132,724
NVMGA2	88,113	83,631
NVMIG1	12,832,958	5,914,638
NVMIVX	3,711,057	179,525
NVMIVZ	298,656	63,694
NVMLG1	10,065,608	4,856,954
NVMLG2	98,772	13,412
NVMMG1	12,223,266	11,083,441
NVMMG2	1,287,900	1,144,473
NVMMV2	1,316,295	5,044,145
NVNMO1	4,960,158	7,492,568
NVNMO2	297,644	309,644
NVNSR1	404,845	745,138
NVOLG1	43,450,589	48,916,896
NVOLG2	653,293	1,308,378
NVRE1	1,827,646	7,727,356
NVSIX2	579,973	473,492
NVSTB2	2,052,514	1,446,419
NVTIV3	76,778	431,704
SAM	111,527,224	112,729,090
SCF	3,617,160	9,331,762
SCF2	90,056	109,861
SCGF	3,584,623	4,222,013
SCGF2	64,378	163,598
SCVF	988,678	7,408,140
SCVF2	23,608	103,802
TRF	8,945,121	12,927,409
TRF2	56,308	30,737
AMCG	46,215	48,884
AMMCGS	645,380	629,588
AMSRS	331,767	1,882,637
AMTB	951,528	1,798,310
PMVAAD	259,427	1,049,746
PMVEBD	593,288	791,798
PMVFAD	512,083	541,526
PMVLAD	7,469,682	3,548,586
PMVRRA	149,451	137,109
PMVSTA	2,411,682	2,394,710
PMVTRA	544,026	204,409
PMVTRD	2,464,662	2,438,952
PVEIB	333,870	318,467
PVIGIB	83,929	45,668
PVTIGB	92,391	11,854

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

HVSIT	605,203	647,492
ROCMC	40,039	99,520
TRHS2	5,226,060	7,671,911
VWEM	1,112,094	1,984,282
VWHA	57,024	861,796
VWHAS	1,962,845	2,454,218
VYDS	170,553	2,831,803
VRVDRA	282,590	220,492
SVOF	13,058	55,257
WFVSCG	2,824,608	2,843,663
DVIV	41	934
GVDIV2	28,382	253,456
GVDIVI	497,204	4,094,790
IVKMG2	562,151	1,393,875
NVLCA2	46,477	1,596,395
NVLM2	239,762	763,893
NVMLV1	2,445,065	5,751,728
NVMLV2	532,916	1,377,699

	$720,834,543	$915,665,579

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	0.95%	to	1.35%	24,268	$14.36	to	$13.87	$341,608	1.30%	3.86%	to	3.45%
2019	0.95%	to	1.35%	33,133	13.83	to	13.41	449,541	1.82%	14.15%	to	13.69%
2018	0.95%	to	1.35%	39,659	12.12	to	11.79	473,096	1.55%	-8.23%	to	-8.61%
2017	0.95%	to	1.35%	42,817	13.20	to	12.90	558,017	1.78%	13.24%	to	12.78%
2016	0.95%	to	1.35%	37,760	11.66	to	11.44	434,769	0.56%	2.39%	to	1.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	1.50%	to	2.60%	22,988	26.55	to	21.53	568,703	1.33%	0.94%	to	-0.19%
2019	1.50%	to	2.60%	24,931	26.31	to	21.57	614,859	1.00%	21.76%	to	20.40%
2018	1.50%	to	2.60%	28,647	21.61	to	17.92	583,644	0.67%	-7.27%	to	-8.31%
2017	1.50%	to	2.60%	38,705	23.30	to	19.54	854,013	1.27%	16.82%	to	15.52%
2016	1.50%	to	2.60%	45,576	19.94	to	16.92	868,166	0.79%	9.41%	to	8.19%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020			1.05%	709			8.97	6,357	1.36%			1.14%
2019			1.05%	986			8.87	8,742	0.58%			15.56%
2018			1.05%	1,311			7.67	10,058	0.62%			-23.28	%****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2020	1.50%	to	2.60%	30,587	45.51	to	36.90	1,302,020	0.00%	33.12%	to	31.64%
2019	1.50%	to	2.60%	34,807	34.19	to	28.03	1,116,243	0.00%	32.35%	to	30.87%
2018	1.50%	to	2.60%	34,696	25.83	to	21.42	843,878	0.00%	0.78%	to	-0.35%
2017	1.50%	to	2.60%	42,451	25.63	to	21.50	1,033,862	0.00%	29.70%	to	28.26%
2016	1.50%	to	2.60%	39,436	19.76	to	16.76	750,695	0.00%	0.82%	to	-0.30%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.95%	to	2.60%	143,577	22.58	to	27.70	3,457,484	0.77%	2.07%	to	0.37%
2019	0.95%	to	2.60%	170,467	22.12	to	27.60	4,018,110	0.32%	18.76%	to	16.79%
2018	0.95%	to	2.60%	189,914	18.63	to	23.63	3,771,116	0.23%	-16.10%	to	-17.51%
2017	0.95%	to	2.60%	209,462	22.21	to	28.65	5,005,526	0.23%	11.78%	to	9.92%
2016	0.95%	to	2.60%	283,349	19.87	to	26.06	6,052,090	0.34%	23.61%	to	21.56%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	0.95%	to	1.75%	49,565	31.25	to	20.92	1,504,809	0.48%	24.68%	to	23.68%
2019	0.95%	to	1.75%	56,286	25.06	to	16.92	1,373,477	40.20%	27.20%	to	26.17%
2018	0.95%	to	1.75%	64,695	19.70	to	13.41	1,240,568	1.27%	-16.03%	to	-16.71%
2017	0.95%	to	1.75%	67,928	23.46	to	16.10	1,554,477	0.86%	29.97%	to	28.92%
2016	0.95%	to	1.75%	75,002	18.05	to	12.49	1,322,597	1.05%	6.43%	to	-7.15%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.95%	to	2.20%	1,314,776	39.27	to	21.36	48,060,021	1.94%	10.75%	to	9.35%
2019	0.95%	to	2.25%	1,482,927	35.46	to	18.31	49,018,042	2.23%	22.77%	to	21.16%
2018	0.95%	to	2.25%	1,714,917	28.88	to	15.11	46,257,047	1.91%	-7.76%	to	-8.98%
2017	0.95%	to	2.25%	1,917,968	31.31	to	16.60	56,204,057	2.35%	19.34%	to	17.78%
2016	0.95%	to	2.25%	2,176,556	26.24	to	14.09	53,541,252	2.36%	12.41%	to	10.94%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	1.50%	to	2.60%	25,254	28.38	to	23.01	665,347	1.73%	9.78%	to	8.55%
2019	1.50%	to	2.60%	28,524	25.85	to	21.20	690,830	1.83%	21.89%	to	20.53%
2018	1.50%	to	2.60%	29,835	21.21	to	17.59	595,217	1.66%	-8.59%	to	-9.62%
2017	1.50%	to	2.60%	26,363	23.20	to	19.46	574,289	2.07%	18.50%	to	17.18%
2016	1.50%	to	2.60%	32,344	19.58	to	16.61	594,805	2.13%	11.51%	to	10.26%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.95%	to	2.60%	1,214,499	16.50	to	12.26	19,426,707	1.36%	8.51%	to	6.71%
2019	0.95%	to	2.60%	1,263,986	15.21	to	11.49	18,718,154	2.29%	7.87%	to	6.07%
2018	0.95%	to	2.60%	1,425,997	14.10	to	10.84	19,608,824	2.80%	-3.75%	to	-5.36%
2017	0.95%	to	2.60%	1,666,760	14.65	to	11.45	23,834,577	2.56%	2.69%	to	0.98%
2016	0.95%	to	2.60%	1,904,346	14.26	to	11.34	26,540,590	1.83%	3.40%	to	1.68%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.95%	to	2.05%	433,752	29.95	to	25.42	12,680,263	1.77%	0.25%	to	-0.86%
2019	0.95%	to	2.05%	549,257	29.87	to	25.64	16,058,010	2.07%	27.92%	to	26.50%
2018	0.95%	to	2.05%	607,635	23.35	to	20.27	13,910,646	1.41%	-13.67%	to	-14.63%
2017	0.95%	to	2.20%	700,119	27.05	to	23.33	18,589,736	1.52%	10.64%	to	9.24%
2016	0.95%	to	2.20%	825,875	24.45	to	21.35	19,860,790	1.70%	21.69%	to	20.16%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020			1.75%	1,197			45.20	54,109	0.00%			47.23%
2019			1.75%	1,197			30.70	36,750	0.00%			32.22%
2018			1.75%	1,197			23.22	27,794	0.24%			-1.01%
2017			1.75%	1,197			23.46	28,079	0.36%			29.92%
2016			1.75%	1,197			18.06	21,612	0.33%			2.62%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.95%	to	1.30%	30,047	43.93	to	43.70	1,337,848	4.15%	0.00%
2019	0.95%	to	1.30%	35,430	43.92	to	43.84	1,580,331	140.04%	0.26%	to	0.25%
2018	0.95%	to	1.30%	40,853	34.91	to	34.97	1,450,289	1.65%	-10.00%	to	-10.33%
2017	0.95%	to	1.30%	50,241	38.79	to	39.00	1,985,452	1.64%	7.72%	to	7.35%
2016	0.95%	to	1.30%	55,773	36.01	to	36.33	2,050,095	1.72%	-19.32%	to	-18.92%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	1.10%	to	1.40%	7,046	13.08	to	13.05	91,993	6.67%	30.76%	to	30.50%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.95%	to	1.45%	296,372	15.42	to	14.99	4,524,177	1.91%	2.59%	to	2.07%
2019	0.95%	to	1.45%	334,983	15.04	to	14.68	4,989,255	1.88%	26.25%	to	25.61%
2018	0.95%	to	1.45%	250,016	11.91	to	11.69	2,952,347	1.72%	-8.30%	to	-8.77%
2017	0.95%	to	1.45%	250,682	12.99	to	12.81	3,239,435	1.67%	15.39%	to	14.81%
2016	0.95%	to	1.45%	168,473	11.26	to	11.16	1,889,914	1.96%	14.96%	to	14.38%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.95%	to	1.80%	2,644,421	12.71	to	12.10	33,151,377	3.64%	6.00%	to	5.09%
2019	0.95%	to	1.80%	351,457	11.99	to	11.51	4,173,806	5.13%	13.77%	to	12.79%
2018	0.95%	to	1.80%	158,292	10.54	to	10.21	1,658,479	5.33%	-3.82%	to	-4.65%
2017	0.95%	to	1.80%	152,696	10.95	to	10.71	1,665,006	4.91%	6.06%	to	5.16%
2016	0.95%	to	1.80%	104,058	10.33	to	10.18	1,071,051	5.39%	11.75%	to	10.79%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.95%	to	1.60%	547,624	11.64	to	11.22	6,302,120	1.69%	7.51%	to	6.81%
2019	0.95%	to	1.40%	209,631	10.83	to	10.60	2,256,802	2.58%	8.11%	to	7.62%
2018	0.95%	to	1.40%	122,277	10.02	to	9.85	1,218,634	2.45%	-1.67%	to	-2.12%
2017	0.95%	to	1.65%	127,999	10.19	to	10.00	1,298,726	2.21%	2.23%	to	1.51%
2016	0.95%	to	1.65%	128,933	9.96	to	9.85	1,282,078	1.78%	1.49%	to	0.77%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.95%	to	2.20%	1,115,923	22.69	to	19.56	24,748,369	1.26%	19.56%	to	18.05%
2019	0.95%	to	2.20%	1,254,561	18.97	to	16.57	23,316,567	1.21%	16.64%	to	15.17%
2018	0.95%	to	2.20%	1,485,732	16.27	to	14.39	23,721,194	0.79%	-8.46%	to	-9.62%
2017	0.95%	to	2.20%	1,849,976	17.77	to	15.92	32,292,865	1.28%	12.63%	to	11.21%
2016	0.95%	to	2.20%	1,974,068	15.78	to	14.31	30,664,529	1.13%	2.82%	to	1.53%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.95%	to	2.20%	1,106,405	48.99	to	26.09	50,619,173	0.79%	22.51%	to	20.97%
2019	0.95%	to	2.20%	1,252,432	39.99	to	21.57	46,836,385	1.24%	34.80%	to	33.10%
2018	0.95%	to	2.20%	1,502,340	29.66	to	16.21	41,726,731	1.25%	-7.74%	to	-8.91%
2017	0.95%	to	2.20%	1,736,120	32.15	to	17.79	52,188,946	1.34%	26.13%	to	24.54%
2016	0.95%	to	2.20%	1,911,699	25.49	to	14.29	45,619,500	1.62%	6.88%	to	5.54%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	1.50%	to	2.60%	22,823	33.28	to	26.99	692,503	0.55%	21.53%	to	20.17%
2019	1.50%	to	2.60%	26,283	27.38	to	22.46	665,280	0.93%	33.75%	to	32.25%
2018	1.50%	to	2.60%	33,290	20.47	to	16.98	627,254	1.01%	-8.50%	to	-9.53%
2017	1.50%	to	2.60%	36,702	22.38	to	18.77	760,544	1.08%	25.11%	to	23.72%
2016	1.50%	to	2.60%	45,726	17.89	to	15.17	764,805	1.38%	6.02%	to	4.84%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020			0.95%	168			28.07	4,716	0.64%			18.75%
2019			0.95%	169			23.64	3,995	0.00%			20.62%
2018	0.95%	to	1.10%	836	19.60	to	19.09	16,067	0.00%	-19.85%	to	-19.97%
2017	0.95%	to	1.10%	864	24.45	to	23.86	20,758	0.00%	23.50%	to	23.31%
2016	0.95%	to	1.40%	1,714	19.80	to	18.48	32,470	0.00%	15.96%	to	15.44%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.95%	to	2.25%	6,977,342	46.85	to	23.08	307,756,817	1.57%	16.89%	to	15.35%
2019	0.95%	to	2.25%	7,902,392	40.08	to	20.01	298,318,773	1.87%	29.94%	to	28.23%
2018	0.95%	to	2.25%	8,980,364	30.85	to	15.61	261,134,504	1.64%	-5.55%	to	-6.79%
2017	0.95%	to	2.25%	10,335,915	32.66	to	16.74	317,771,851	1.70%	20.39%	to	18.81%
2016	0.95%	to	2.25%	11,452,165	27.13	to	14.09	292,893,239	2.00%	10.65%	to	9.20%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.95%	to	1.85%	1,109,719	37.41	to	21.80	39,778,531	1.11%	22.96%	to	21.85%
2019	0.95%	to	1.85%	1,246,109	30.43	to	17.89	36,386,965	1.93%	33.08%	to	31.87%
2018	0.95%	to	1.85%	1,412,248	22.86	to	13.57	31,021,009	1.80%	-5.32%	to	-6.18%
2017	0.95%	to	2.05%	1,618,748	24.15	to	13.92	37,628,917	1.15%	14.24%	to	12.98%
2016	0.95%	to	2.05%	1,793,904	21.14	to	12.32	36,551,616	1.31%	9.33%	to	8.12%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
2020	1.60%	to	2.60%	1,372	29.94	to	24.74	38,085	0.88%	21.88%	to	20.64%
2019	1.60%	to	2.60%	1,384	24.56	to	20.51	31,645	1.47%	31.87%	to	30.53%
2018	1.60%	to	2.60%	2,014	18.63	to	15.71	34,888	1.51%	-6.17%	to	-7.13%
2017	1.60%	to	2.60%	2,015	19.85	to	16.92	37,366	0.97%	13.20%	to	12.06%
2016	1.50%	to	2.60%	4,024	17.80	to	15.10	68,888	1.02%	8.43%	to	7.22%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.95%	to	2.20%	97,380	14.51	to	13.33	1,397,061	0.58%	6.82%	to	5.47%
2019	0.95%	to	2.20%	112,707	13.59	to	12.64	1,518,150	0.42%	18.72%	to	17.22%
2018	0.95%	to	2.20%	142,762	11.44	to	10.79	1,620,311	0.40%	-16.49%	to	-17.55%
2017	0.95%	to	2.20%	212,109	13.70	to	13.08	2,887,384	0.83%	13.95%	to	12.52%
2016	0.95%	to	2.20%	142,240	12.03	to	11.63	1,700,367	0.87%	14.11%	to	12.67%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.95%	to	2.25%	495,529	41.79	to	32.65	20,081,001	1.12%	9.59%	to	8.15%
2019	0.95%	to	2.25%	588,856	38.13	to	30.19	21,786,794	0.91%	21.05%	to	19.46%
2018	0.95%	to	2.25%	694,720	31.50	to	25.27	21,263,402	0.80%	-9.84%	to	-11.04%
2017	0.95%	to	2.25%	726,969	34.94	to	28.41	24,682,130	0.67%	11.34%	to	9.88%
2016	0.95%	to	2.25%	809,818	31.38	to	25.85	24,708,904	0.91%	24.54%	to	22.91%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.95%	to	1.70%	48,004	11.82	to	11.50	565,531	4.77%	5.30%	to	4.50%
2019	0.95%	to	1.70%	75,041	11.23	to	11.00	841,014	4.89%	15.42%	to	14.54%
2018	0.95%	to	1.70%	21,647	9.73	to	9.61	210,422	5.26%	-4.92%	to	-5.64%
2017	0.95%	to	1.20%	19,387	10.23	to	10.21	198,252	0.45%	2.31%	to	2.14	%****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.95%	to	1.75%	149,548	17.23	to	16.19	2,544,308	1.05%	-3.11%	to	-3.89%
2019	0.95%	to	1.75%	186,794	17.78	to	16.84	3,283,434	0.78%	26.51%	to	25.48%
2018	0.95%	to	1.80%	210,527	14.05	to	13.38	2,927,121	0.60%	-17.74%	to	-18.45%
2017	0.95%	to	1.80%	228,991	17.09	to	16.41	3,876,272	0.67%	10.70%	to	9.75%
2016	0.95%	to	1.80%	287,945	15.43	to	14.95	4,412,102	0.50%	29.84%	to	28.73%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.95%	to	1.65%	450,828	11.42	to	10.90	5,082,354	3.36%	1.03%	to	0.32%
2019	0.95%	to	1.80%	710,054	11.31	to	10.84	7,938,871	4.35%	6.06%	to	5.16%
2018	0.95%	to	1.65%	1,386,299	10.66	to	10.31	14,651,016	3.81%	-1.04%	to	-1.74%
2017	0.95%	to	1.65%	896,853	10.77	to	10.50	9,592,355	3.27%	2.46%	to	1.74%
2016	0.95%	to	1.65%	881,011	10.51	to	10.32	9,215,513	3.40%	7.91%	to	7.15%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2020	1.50%	to	2.60%	38,961	26.70	to	21.65	972,812	5.88%	3.88%	to	2.72%
2019	1.50%	to	2.60%	42,055	25.70	to	21.08	1,012,847	5.81%	12.42%	to	11.16%
2018	1.50%	to	2.60%	43,526	22.87	to	18.96	933,194	7.84%	-4.89%	to	-5.95%
2017	1.50%	to	2.60%	47,922	24.04	to	20.16	1,086,116	6.64%	4.97%	to	3.80%
2016	1.50%	to	2.60%	53,752	22.90	to	19.42	1,168,562	6.23%	12.82%	to	11.56%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.95%	to	2.25%	2,107,777	22.80	to	17.75	46,082,971	2.77%	7.09%	to	5.69%
2019	0.95%	to	2.25%	2,294,371	21.29	to	16.79	46,926,959	3.01%	8.40%	to	6.98%
2018	0.95%	to	2.25%	2,673,765	19.64	to	15.70	50,561,209	3.15%	-1.54%	to	-2.84%
2017	0.95%	to	2.25%	3,052,862	19.95	to	16.16	58,748,255	3.31%	3.05%	to	1.70%
2016	0.95%	to	2.25%	3,339,797	19.36	to	15.89	62,481,243	3.69%	2.84%	to	1.49%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	1.50%	to	2.60%	99,708	16.94	to	13.73	1,571,916	2.63%	6.24%	to	5.06%
2019	1.50%	to	2.60%	113,471	15.94	to	13.07	1,698,062	2.65%	7.53%	to	6.33%
2018	1.50%	to	2.60%	126,884	14.83	to	12.30	1,777,309	2.86%	-2.28%	to	-3.38%
2017	1.50%	to	2.60%	133,810	15.17	to	12.73	1,926,612	3.13%	2.20%	to	1.06%
2016	1.50%	to	2.60%	164,285	14.85	to	12.59	2,309,195	3.35%	1.98%	to	0.85%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	1.50%	to	2.60%	8,454	10.60	to	10.32	88,715	2.10%	-0.80%	to	-1.91%
2019	1.50%	to	2.60%	8,366	10.69	to	10.52	88,843	2.09%	18.12%	to	16.80%
2018	1.50%	to	2.60%	9,438	9.05	to	9.01	85,235	0.00%	-9.52%	to	-9.90	%****
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.95%	to	1.70%	940,058	16.93	to	16.34	15,828,110	1.52%	20.97%	to	20.05%
2019	0.95%	to	1.70%	567,188	14.00	to	13.61	7,902,913	1.72%	22.94%	to	22.01%
2018	0.95%	to	1.70%	368,192	11.39	to	11.16	4,177,589	1.50%	-5.35%	to	-6.07%
2017	0.95%	to	1.35%	195,160	12.03	to	11.95	2,344,092	1.50%	15.02%	to	14.55%
2016	0.95%	to	1.35%	84,218	10.46	to	10.43	880,135	2.44%	4.60%	to	4.32	%****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.95%	to	1.70%	128,285	14.24	to	44.81	1,824,278	0.03%	29.00%	to	28.02%
2019	0.95%	to	1.35%	30,424	11.04	to	11.01	335,690	0.19%	10.37%	to	10.07%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.95%	to	1.30%	246,911	69.46	to	63.18	16,527,271	0.15%	29.19%	to	0.29%
2019	0.95%	to	1.30%	269,187	53.76	to	49.08	13,969,438	37.86%	30.20%	to	0.30%
2018	0.95%	to	1.30%	293,629	41.29	to	37.83	11,719,522	0.60%	-7.38%	to	-7.71%
2017	0.95%	to	1.30%	319,729	44.58	to	40.99	13,806,020	0.89%	20.61%	to	20.21%
2016	0.95%	to	1.30%	351,906	36.96	to	34.10	12,620,741	0.71%	6.89%	to	-6.50%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	1.50%	to	2.60%	105,594	25.33	to	20.54	2,531,539	1.61%	4.84%	to	3.67%
2019	1.50%	to	2.60%	118,358	24.16	to	19.81	2,717,916	1.82%	25.20%	to	23.80%
2018	1.50%	to	2.60%	143,277	19.30	to	16.00	2,612,185	1.91%	-9.92%	to	-10.93%
2017	1.50%	to	2.60%	175,487	21.42	to	17.96	3,578,413	1.46%	10.97%	to	9.73%
2016	1.50%	to	2.60%	197,716	19.30	to	16.37	3,639,873	2.03%	15.95%	to	14.66%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.95%	to	2.20%	4,321,205	35.03	to	20.71	148,350,876	1.69%	5.53%	to	4.20%
2019	0.95%	to	2.20%	4,965,109	33.19	to	19.87	161,728,813	1.94%	26.12%	to	24.52%
2018	0.95%	to	2.20%	5,579,760	24.91	to	15.96	144,354,614	2.10%	-9.66%	to	-10.43%
2017	0.95%	to	2.20%	6,336,548	29.01	to	17.82	180,845,090	1.57%	11.74%	to	10.33%
2016	0.95%	to	2.20%	7,244,248	25.96	to	16.15	185,259,014	2.15%	16.79%	to	15.32%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.95%	to	1.45%	83,631	13.71	to	13.53	1,144,134	0.72%	29.63%	to	28.98%
2019	0.95%	to	1.45%	54,591	10.58	to	10.49	575,756	1.68%	27.97%	to	27.32%
2018	0.95%	to	1.40%	23,859	8.26	to	8.24	196,912	1.08%	-17.35%	to	-17.61	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.95%	to	1.95%	445,767	20.52	to	17.68	8,936,513	1.15%	11.32%	to	10.20%
2019	0.95%	to	1.95%	506,509	18.43	to	16.05	9,147,248	2.38%	14.90%	to	13.74%
2018	0.95%	to	1.95%	398,985	16.04	to	14.11	6,304,215	1.41%	-5.02%	to	-5.98%
2017	0.95%	to	1.95%	501,255	16.89	to	15.01	8,297,860	1.44%	11.92%	to	10.79%
2016	0.95%	to	1.95%	537,118	15.09	to	13.54	7,956,657	1.35%	4.28%	to	3.23%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.95%	to	1.65%	543,367	21.88	to	19.72	11,667,746	1.16%	13.82%	to	13.02%
2019	0.95%	to	1.65%	637,059	19.23	to	17.45	12,017,242	1.91%	18.87%	to	18.03%
2018	0.95%	to	1.65%	683,204	16.17	to	14.78	10,852,323	1.37%	-6.88%	to	-7.54%
2017	0.95%	to	1.65%	788,462	17.37	to	15.99	13,461,176	1.49%	15.37%	to	14.55%
2016	0.95%	to	1.65%	781,626	15.05	to	13.96	11,582,731	1.46%	5.04%	to	4.30%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.95%	to	1.80%	412,830	23.86	to	21.03	9,661,568	1.17%	15.65%	to	14.66%
2019	0.95%	to	1.80%	409,334	20.63	to	18.34	8,283,984	1.93%	23.19%	to	22.14%
2018	0.95%	to	1.80%	437,213	16.75	to	15.01	7,179,998	1.27%	-8.76%	to	-9.55%
2017	0.95%	to	1.80%	425,270	18.36	to	16.60	7,673,341	1.37%	19.67%	to	18.65%
2016	0.95%	to	2.05%	462,711	15.34	to	13.62	6,979,830	1.31%	5.51%	to	4.34%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	1.50%	to	2.60%	86,580	44.14	to	35.79	3,651,177	0.04%	41.40%	to	39.82%
2019	1.50%	to	2.60%	86,067	31.22	to	25.60	2,549,763	0.06%	31.97%	to	30.49%
2018	1.50%	to	2.60%	93,748	23.65	to	19.62	2,104,700	0.04%	-1.93%	to	-3.04%
2017	1.50%	to	2.60%	102,679	24.12	to	20.23	2,356,412	0.09%	32.80%	to	31.32%
2016	1.50%	to	2.60%	112,937	18.16	to	15.40	1,952,646	0.00%	-0.95%	to	-2.06%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.95%	to	1.40%	80,998	16.05	to	15.72	1,295,710	1.85%	6.57%	to	6.09%
2019	0.95%	to	2.25%	59,228	15.06	to	14.35	889,006	3.43%	28.45%	to	26.76%
2018	0.95%	to	2.25%	41,258	11.73	to	11.32	482,040	0.18%	-10.06%	to	-11.25%
2017	0.95%	to	1.55%	48,233	13.04	to	12.91	627,878	1.12%	15.51%	to	14.81%
2016	0.95%	to	1.55%	36,647	11.29	to	11.24	413,219	4.39%	12.89%	to	12.43	%****
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2020	0.95%	to	1.15%	35,083	67.81	to	62.24	2,209,189	0.00%			0.67%
2019	0.95%	to	1.15%	39,496	40.63	to	37.37	1,492,653	0.00%			0.39%
2018	0.95%	to	1.20%	42,468	29.16	to	26.84	1,153,856	0.11%	11.30%	to	10.95%
2017	0.95%	to	1.30%	44,345	26.20	to	23.72	1,084,022	0.20%	33.13%	to	32.66%
2016	0.95%	to	1.30%	50,374	19.68	to	17.88	926,496	0.22%	0.71%	to	1.05%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.95%	to	2.20%	3,860,121	63.00	to	31.47	227,768,289	0.06%	42.38%	to	40.59%
2019	0.95%	to	2.20%	4,238,904	44.25	to	22.38	175,722,429	0.17%	32.91%	to	31.23%
2018	0.95%	to	2.20%	4,776,521	33.29	to	17.06	149,016,687	0.15%	-1.23%	to	-2.48%
2017	0.95%	to	2.25%	5,430,132	33.71	to	13.90	172,145,036	0.13%	33.72%	to	31.98%
2016	0.95%	to	2.25%	6,033,833	25.21	to	10.53	143,259,482	0.00%	-0.24%	to	-1.55%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2020	0.95%	to	2.20%	1,566,897	20.14	to	14.49	31,783,885	4.68%	1.67%	to	0.39%
2019	0.95%	to	2.20%	2,066,203	19.80	to	14.43	41,359,444	5.30%	13.83%	to	12.39%
2018	0.95%	to	2.20%	2,079,838	17.40	to	12.84	36,572,943	4.73%	-4.52%	to	-5.73%
2017	0.95%	to	2.20%	2,362,322	18.22	to	13.62	43,563,664	3.87%	6.06%	to	4.72%
2016	0.95%	to	2.20%	3,382,223	17.18	to	13.01	59,057,775	4.73%	13.29%	to	11.86%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.95%	to	1.95%	1,926,738	18.22	to	15.23	34,089,177	2.18%	8.22%	to	7.13%
2019	0.95%	to	2.10%	1,940,016	16.83	to	13.86	31,766,102	2.73%	8.54%	to	7.28%
2018	0.95%	to	2.10%	1,859,392	15.51	to	12.92	28,063,667	2.34%	-1.58%	to	-2.73%
2017	0.95%	to	2.10%	2,053,401	15.76	to	13.28	31,571,131	2.30%	3.17%	to	1.98%
2016	0.95%	to	2.20%	2,213,017	15.27	to	12.84	33,024,163	2.28%	3.64%	to	2.33%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	1.50%	to	2.60%	61,079	45.13	to	36.59	2,594,689	0.40%	16.10%	to	14.80%
2019	1.50%	to	2.60%	64,950	38.87	to	31.88	2,386,621	0.67%	21.32%	to	19.97%
2018	1.50%	to	2.60%	72,782	32.04	to	26.57	2,211,274	0.38%	-16.06%	to	-17.00%
2017	1.50%	to	2.60%	89,197	38.17	to	32.01	3,213,619	0.48%	18.73%	to	17.41%
2016	1.50%	to	2.60%	102,792	32.15	to	27.26	3,134,229	0.29%	10.25%	to	9.02%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	to	2.25%	765,914	26.69	to	21.98	19,979,162	0.55%	16.92%	to	15.38%
2019	0.95%	to	1.95%	882,848	22.82	to	19.87	19,738,564	0.77%	22.18%	to	20.94%
2018	0.95%	to	1.95%	1,046,188	18.68	to	16.43	19,162,875	0.54%	-15.45%	to	-16.31%
2017	0.95%	to	2.25%	1,201,536	22.10	to	18.94	26,055,811	0.61%	19.56%	to	18.00%
2016	0.95%	to	2.25%	1,351,989	18.48	to	16.05	24,563,941	0.40%	11.05%	to	9.60%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.95%	to	1.95%	613,980	5.89	to	5.07	3,533,349	2.69%	-33.52%	to	-34.19%
2019	0.95%	to	1.95%	715,331	8.86	to	7.71	6,196,120	1.79%	8.78%	to	7.68%
2018	0.95%	to	1.95%	804,187	8.14	to	7.16	6,413,205	0.68%	-25.49%	to	-26.24%
2017	0.95%	to	1.95%	939,861	10.93	to	9.71	10,084,194	1.30%	-3.70%	to	-4.67%
2016	0.95%	to	2.05%	1,298,045	11.35	to	10.07	14,490,532	0.54%	32.24%	to	30.78%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	1.50%	to	2.60%	80,631	13.33	to	12.51	1,058,192	0.22%	13.60%	to	12.33%
2019	1.50%	to	2.60%	91,375	11.74	to	11.14	1,057,381	1.50%	25.59%	to	24.19%
2018	1.50%	to	2.60%	103,544	9.34	to	8.97	957,036	1.25%	-16.34%	to	-17.28%
2017	1.50%	to	2.60%	111,908	11.17	to	10.84	1,239,219	1.14%	28.04%	to	26.62%
2016	1.50%	to	2.60%	135,568	8.72	to	8.56	1,176,260	1.13%	-6.69%	to	-7.72%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.95%	to	2.20%	939,560	26.56	to	16.98	24,779,150	0.34%	14.40%	to	12.95%
2019	0.95%	to	2.20%	1,058,629	23.22	to	15.03	24,397,326	1.64%	26.46%	to	24.87%
2018	0.95%	to	2.20%	1,206,042	18.36	to	12.04	21,994,512	1.40%	-15.70%	to	-16.77%
2017	0.95%	to	2.20%	1,364,344	21.78	to	14.47	29,573,944	1.31%	28.87%	to	27.25%
2016	0.95%	to	2.20%	1,555,550	16.90	to	11.37	26,221,420	1.29%	-6.02%	to	-7.20%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.95%	to	1.45%	53,532	10.65	to	10.45	566,962	1.61%	-7.68%	to	-8.14%
2019	0.95%	to	1.45%	70,373	11.54	to	11.38	809,365	1.59%	21.78%	to	21.17%
2018	0.95%	to	1.40%	39,374	9.47	to	9.40	372,571	3.17%	-7.35%	to	-7.77%
2017	0.95%	to	1.40%	22,269	10.22	to	10.19	227,569	1.62%	2.24%	to	1.93	%****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.95%	to	2.05%	204,170	33.86	to	27.49	6,664,993	1.20%	7.15%	to	5.96%
2019	0.95%	to	2.05%	236,859	31.60	to	25.94	7,240,770	1.57%	33.02%	to	31.54%
2018	0.95%	to	2.05%	253,919	23.76	to	19.72	5,847,561	0.85%	-18.12%	to	-19.04%
2017	0.95%	to	2.05%	300,454	29.02	to	24.36	8,483,270	1.37%	18.08%	to	16.77%
2016	0.95%	to	2.05%	341,226	24.57	to	20.86	8,172,924	0.97%	8.44%	to	7.24%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	1.50%	to	2.60%	8,971	29.85	to	24.20	247,801	1.04%	6.40%	to	5.21%
2019	1.50%	to	2.60%	10,243	28.05	to	23.01	265,399	1.43%	32.09%	to	30.61%
2018	1.50%	to	2.60%	10,402	21.24	to	17.61	204,568	0.72%	-18.74%	to	-19.66%
2017	1.50%	to	2.60%	11,734	26.14	to	21.92	284,921	1.16%	17.30%	to	16.00%
2016	1.50%	to	2.60%	13,418	22.28	to	18.90	278,654	0.85%	7.64%	to	6.44%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.95%	to	1.95%	218,787	14.66	to	13.70	3,175,697	4.09%	16.07%	to	14.90%
2019	0.95%	to	1.95%	308,446	12.63	to	11.93	3,855,684	0.96%	25.49%	to	24.23%
2018	0.95%	to	2.05%	347,335	10.07	to	9.56	3,464,636	0.81%	-16.60%	to	-17.53%
2017	0.95%	to	2.05%	586,409	12.07	to	11.59	7,025,796	0.90%	39.08%	to	37.54%
2016	0.95%	to	2.05%	360,161	8.68	to	8.42	3,109,489	0.80%	16.33%	to	15.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.95%	to	1.95%	181,759	17.61	to	15.49	3,132,371	1.55%	10.68%	to	9.56%
2019	0.95%	to	1.95%	231,934	15.91	to	14.13	3,618,903	3.53%	18.72%	to	17.52%
2018	0.95%	to	1.95%	321,386	13.40	to	12.03	4,205,818	2.98%	-10.51%	to	-11.42%
2017	0.95%	to	2.05%	356,578	14.98	to	13.44	5,225,254	2.91%	10.92%	to	9.69%
2016	0.95%	to	2.05%	471,272	13.50	to	12.26	6,255,797	3.80%	12.11%	to	10.87%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.95%	to	2.20%	1,415,389	9.36	to	8.60	13,113,910	8.32%	-6.18%	to	-7.37%
2019	0.95%	to	2.20%	1,822,612	9.98	to	9.28	18,021,033	7.14%	1.04%	to	-0.23%
2018	0.95%	to	2.20%	2,084,883	9.87	to	9.30	20,432,036	0.00%	0.96%	to	-0.32%
2017	0.95%	to	2.20%	2,352,471	9.78	to	9.33	22,878,917	0.00%	0.96%	to	-0.31%
2016	0.95%	to	2.20%	2,488,411	9.69	to	9.36	24,006,948	0.00%	1.96%	to	0.68%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.95%	to	2.20%	1,392,650	19.43	to	16.13	26,303,393	5.75%	-0.26%	to	-1.52%
2019	0.95%	to	2.20%	1,729,478	19.48	to	16.38	32,786,655	5.45%	14.96%	to	13.51%
2018	0.95%	to	2.20%	1,888,724	16.95	to	14.43	31,218,436	4.79%	-5.22%	to	-6.42%
2017	0.95%	to	2.20%	2,292,231	17.88	to	15.42	40,038,262	4.17%	8.63%	to	7.27%
2016	0.95%	to	2.20%	2,722,160	16.46	to	14.37	43,856,874	4.76%	12.94%	to	11.52%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.95%	to	1.85%	287,835	23.26	to	20.35	6,632,503	1.51%	4.19%	to	3.24%
2019	0.95%	to	1.85%	326,011	22.33	to	19.71	7,200,042	1.02%	25.15%	to	24.01%
2018	0.95%	to	1.85%	365,050	17.84	to	15.89	6,566,045	0.88%	-13.71%	to	-14.50%
2017	0.95%	to	1.85%	444,736	20.67	to	18.59	9,243,586	0.51%	9.60%	to	8.61%
2016	0.95%	to	1.85%	564,644	18.86	to	17.11	10,548,966	0.81%	28.95%	to	27.79%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.95%	to	1.95%	309,515	9.01	to	8.42	2,784,590	3.35%	-2.10%	to	-3.09%
2019	0.95%	to	1.95%	371,200	9.21	to	8.69	3,407,816	1.74%	11.46%	to	10.33%
2018	0.95%	to	1.95%	418,364	8.26	to	7.88	3,452,319	2.64%	-16.25%	to	-17.10%
2017	0.95%	to	1.95%	494,977	9.86	to	9.50	4,876,860	2.56%	15.59%	to	14.42%
2016	0.95%	to	1.95%	533,157	8.53	to	8.31	4,548,091	1.94%	6.16%	to	5.09%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.95%	to	1.35%	4,141	13.89	to	13.41	56,698	0.15%	3.12%	to	2.71%
2019	0.95%	to	1.35%	9,237	13.47	to	13.06	123,563	1.40%	10.87%	to	10.43%
2018	0.95%	to	1.40%	10,799	12.15	to	11.78	130,122	0.58%	-5.25%	to	-5.68%
2017	0.95%	to	1.40%	15,200	12.82	to	12.49	193,372	0.32%	12.04%	to	11.53%
2016	0.95%	to	1.35%	12,607	11.44	to	11.23	143,584	0.25%	3.35%	to	2.93%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.95%	to	1.35%	2,287	10.74	to	10.63	24,503	2.53%	5.71%	to	5.28%
2019	0.95%	to	1.35%	1,561	10.16	to	10.09	15,816	2.32%	7.79%	to	7.35%
2018	1.10%	to	1.35%	1,921	9.42	to	9.40	18,076	4.95%	-5.81%	to	-5.97	%****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.95%	to	1.65%	54,574	10.94	to	10.36	585,988	1.44%	6.37%	to	5.62%
2019	0.95%	to	1.65%	52,499	10.28	to	9.81	534,748	2.40%	4.02%	to	3.28%
2018	0.95%	to	1.65%	69,982	9.89	to	9.50	687,051	0.00%	-5.98%	to	-6.65%
2017	0.95%	to	1.65%	81,754	10.51	to	10.17	853,978	0.00%	2.69%	to	1.97%
2016	0.95%	to	1.65%	121,608	10.24	to	9.98	1,238,068	0.10%	-1.43%	to	-2.12%
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2020	1.10%	to	1.15%	10,489	17.04	to	16.92	178,051	0.00%	0.05%	to	0.05%
2019	1.10%	to	1.15%	12,569	16.16	to	16.05	202,515	0.00%	0.20%	to	0.20%
2018	0.95%	to	1.15%	14,576	13.72	to	13.37	195,857	2.82%	-9.02%	to	-9.23%
2017	0.95%	to	1.15%	17,170	15.08	to	14.73	254,251	2.69%	13.98%	to	13.75%
2016	0.95%	to	1.25%	19,344	13.23	to	12.81	251,590	2.76%	-9.34%	to	-8.93%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2020	0.95%	to	1.20%	3,949	31.20	to	30.07	120,576	0.00%	0.31%	to	0.31%
2019	0.95%	to	1.20%	5,884	23.84	to	23.04	137,490	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	7,114	18.14	to	17.57	126,760	1.29%	-7.97%	to	-8.25%
2017	0.95%	to	1.30%	7,523	19.71	to	18.92	145,839	0.94%	23.50%	to	23.02%
2016	0.95%	to	1.30%	8,956	15.96	to	15.38	140,796	0.50%	-7.62%	to	-7.25%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2020	0.95%	to	1.20%	29,189	22.67	to	21.85	646,949	0.00%	0.12%	to	0.11%
2019	0.95%	to	1.20%	44,943	20.33	to	19.64	896,283	0.00%			0.19%
2018	0.95%	to	1.20%	45,296	17.09	to	16.55	760,272	1.59%	-6.61%	to	-6.87%
2017	0.95%	to	1.30%	34,795	18.30	to	17.56	626,137	1.53%	13.31%	to	12.85%
2016	0.95%	to	1.30%	35,383	16.15	to	15.56	562,690	1.29%	-7.02%	to	-6.65%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2020	0.95%	to	1.15%	9,716	23.40	to	22.72	222,610	0.00%	0.01%	to	0.01%
2019	0.95%	to	1.15%	9,091	23.19	to	22.56	206,876	0.00%	0.23%	to	0.22%
2018	0.95%	to	1.15%	17,613	18.92	to	18.45	328,210	1.11%	-11.46%	to	-11.64%
2017	0.95%	to	1.15%	11,751	21.37	to	20.88	247,547	1.04%	13.67%	to	13.48%
2016	0.95%	to	1.15%	12,930	18.80	to	18.40	239,826	1.52%	-21.53%	to	-21.29%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2020	0.95%	to	1.15%	12,897	22.45	to	21.80	283,650	0.00%	0.04%	to	0.03%
2019	0.95%	to	1.15%	15,592	21.66	to	21.08	331,414	0.00%	0.11%	to	0.10%
2018	0.95%	to	1.25%	25,131	19.58	to	18.85	482,824	7.56%	-5.04%	to	-5.32%
2017	0.95%	to	1.30%	18,538	20.62	to	19.79	375,131	5.16%	5.26%	to	4.82%
2016	0.95%	to	1.30%	13,924	19.59	to	18.88	268,189	9.00%	-16.40%	to	-16.04%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2020	0.95%	to	1.25%	21,802	24.26	to	23.21	516,064	0.00%	-0.02%	to	-0.02%
2019	0.95%	to	1.25%	22,530	24.73	to	23.73	544,641	0.00%	0.21%	to	0.21%
2018	0.95%	to	1.25%	23,154	20.37	to	19.61	461,864	0.35%	-13.50%	to	-13.76%
2017	0.95%	to	1.30%	25,423	23.55	to	22.60	587,183	0.38%	2.70%	to	2.31%
2016	0.95%	to	1.30%	27,178	22.93	to	22.09	612,050	0.12%	-25.44%	to	-25.01%
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
2020	0.95%	to	1.30%	52,127	26.14	to	24.83	1,329,371	0.00%	0.03%	to	0.03%
2019	0.95%	to	1.30%	62,262	25.31	to	24.12	1,539,664	0.00%	0.26%	to	0.25%
2018	0.95%	to	1.30%	72,735	20.16	to	19.29	1,435,378	0.59%	-13.81%	to	-14.11%
2017	0.95%	to	1.30%	73,814	23.39	to	22.46	1,693,125	0.66%	12.61%	to	12.24%
2016	0.95%	to	1.30%	95,468	20.77	to	20.01	1,946,667	0.93%	-25.57%	to	-25.14%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2020	1.10%	to	1.20%	2,942	29.67	to	29.24	87,099	0.00%	0.30%	to	0.30%
2019	1.10%	to	1.20%	3,538	22.76	to	22.45	80,405	0.00%	0.24%	to	0.24%
2018	0.95%	to	1.20%	4,858	18.66	to	18.08	88,937	1.07%	-11.19%	to	-11.37%
2017	0.95%	to	1.20%	3,810	21.01	to	20.40	78,620	0.68%	21.23%	to	20.92%
2016	0.95%	to	1.25%	6,248	17.33	to	16.78	106,657	0.28%	-12.39%	to	-12.02%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2020	1.10%	to	1.25%	3,022	35.42	to	34.65	106,022	0.00%	0.36%	to	0.36%
2019	1.10%	to	1.25%	2,667	25.98	to	25.45	68,631	0.00%	0.32%	to	0.32%
2018	0.95%	to	1.25%	4,235	19.99	to	19.24	82,791	1.52%	-4.58%	to	-4.85%
2017	0.95%	to	1.25%	4,825	20.95	to	20.22	99,100	1.04%	28.92%	to	28.46%
2016	0.95%	to	1.25%	5,084	16.25	to	15.74	81,148	0.59%	-7.69%	to	-7.37%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2020	1.50%	to	2.60%	106,659	25.50	to	20.68	2,561,024	2.17%	-2.57%	to	-3.66%
2019	1.50%	to	2.60%	114,984	26.17	to	21.46	2,839,418	1.65%	23.07%	to	21.69%
2018	1.50%	to	2.60%	128,798	21.27	to	17.64	2,599,453	1.41%	-13.69%	to	-14.66%
2017	1.50%	to	2.60%	149,931	24.64	to	20.67	3,520,225	1.93%	15.82%	to	14.53%
2016	1.50%	to	2.60%	165,817	21.28	to	18.05	3,363,738	1.22%	15.24%	to	13.95%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.95%	to	1.25%	1,978	34.99	to	34.08	67,645	0.07%	41.00%	to	40.58%
2019	0.95%	to	1.25%	1,988	24.82	to	24.25	48,344	0.00%	35.46%	to	35.05%
2018	0.95%	to	1.30%	2,561	18.32	to	17.89	46,133	0.00%	-4.54%	to	-4.88%
2017	0.95%	to	1.30%	2,882	19.19	to	18.81	54,489	0.06%	26.14%	to	25.69%
2016	0.95%	to	1.30%	1,464	15.22	to	14.97	22,051	0.00%	1.30%	to	0.94%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	2.35%	88,763	34.24	to	33.64	3,184,699	0.00%	40.65%	to	38.66%
2019	0.95%	to	2.60%	109,377	24.34	to	23.18	2,786,714	0.00%	35.13%	to	32.88%
2018	0.95%	to	2.60%	120,845	18.01	to	17.45	2,296,234	0.00%	-4.81%	to	-6.40%
2017	0.95%	to	2.60%	130,130	18.92	to	18.64	2,608,169	0.00%	25.82%	to	23.74%
2016	0.95%	to	2.60%	101,117	15.04	to	15.07	1,665,854	0.00%	1.05%	to	-0.63%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2020	1.50%	to	2.50%	19,781	22.29	to	19.19	409,070	1.13%	11.87%	to	10.73%
2019	1.50%	to	2.50%	22,499	19.92	to	17.33	419,301	0.17%	26.74%	to	25.45%
2018	1.50%	to	2.50%	25,065	15.72	to	13.81	371,249	0.00%	-10.97%	to	-11.88%
2017	1.50%	to	2.50%	27,025	17.66	to	15.67	451,855	0.80%	11.19%	to	10.06%
2016	1.50%	to	2.50%	33,768	15.88	to	14.24	511,945	0.51%	8.37%	to	7.28%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2020			1.55%	79			27.46	2,169	1.37%			12.09%
2019			1.55%	79			24.50	1,935	0.63%			26.97%
2018	1.10%	to	1.55%	144	20.86	to	19.29	2,880	0.91%	-10.40%	to	-10.81%
2017	1.10%	to	1.55%	144	23.28	to	21.63	3,222	1.05%	11.93%	to	11.43%
2016	1.10%	to	1.55%	144	20.80	to	19.41	2,886	0.76%	9.05%	to	8.56%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2020	0.95%	to	1.20%	13,904	34.22	to	32.99	463,950	0.00%	0.13%	to	0.13%
2019	0.95%	to	1.20%	13,508	30.19	to	29.17	398,369	0.00%	0.31%	to	0.31%
2018	0.95%	to	1.20%	13,264	23.00	to	22.28	298,962	0.00%	-0.04%	to	-0.31%
2017	0.95%	to	1.20%	13,070	23.01	to	22.35	295,183	0.35%	14.71%	to	14.44%
2016	0.95%	to	1.20%	16,171	20.06	to	19.53	318,961	0.00%	12.29%	to	12.54%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2020	0.95%	to	1.55%	21,489	19.29	to	18.19	405,036	2.43%	8.91%	to	8.25%
2019	0.95%	to	1.70%	24,204	17.72	to	16.59	418,351	2.57%	19.22%	to	18.32%
2018	0.95%	to	1.70%	25,275	14.86	to	14.02	367,461	2.14%	-10.37%	to	-11.05%
2017	0.95%	to	1.70%	29,424	16.58	to	15.76	479,522	2.15%	9.98%	to	9.15%
2016	0.95%	to	1.70%	20,133	15.07	to	14.44	298,616	2.07%	14.03%	to	13.17%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2020	0.95%	to	1.75%	8,850	18.51	to	17.25	160,806	0.45%	7.91%	to	7.03%
2019	0.95%	to	1.75%	8,723	17.15	to	16.12	147,492	0.21%	23.85%	to	22.85%
2018	0.95%	to	1.75%	11,848	13.85	to	13.12	161,935	0.09%	-12.44%	to	-13.16%
2017	0.95%	to	1.75%	30,149	15.82	to	15.11	472,560	0.32%	13.57%	to	12.65%
2016	0.95%	to	1.75%	30,540	13.93	to	13.41	422,158	0.00%	12.09%	to	11.19%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2020	0.95%	to	1.20%	11,092	14.75	to	14.22	159,629	0.00%	-0.13%	to	-0.13%
2019	0.95%	to	1.20%	11,638	16.99	to	16.42	193,161	0.00%	0.22%	to	0.22%
2018	0.95%	to	1.20%	13,854	13.94	to	13.51	188,963	3.89%	-7.07%	to	-7.28%
2017	0.95%	to	1.30%	14,768	15.00	to	14.40	217,119	2.93%	11.94%	to	11.63%
2016	0.95%	to	1.30%	17,134	13.40	to	12.90	225,224	1.63%	-1.13%	to	-0.70%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.95%	to	2.25%	1,397,273	48.54	to	16.73	72,599,904	0.04%	39.35%	to	37.52%
2019	0.95%	to	2.25%	1,535,748	34.83	to	12.17	57,280,606	0.00%	38.04%	to	36.23%
2018	0.95%	to	2.25%	1,695,111	25.23	to	8.93	45,856,503	0.00%	-7.34%	to	-8.21%
2017	0.95%	to	2.25%	1,894,158	30.93	to	9.73	55,154,308	0.03%	27.57%	to	25.90%
2016	0.95%	to	2.25%	2,100,619	21.26	to	7.73	48,032,799	0.00%	1.36%	to	0.04%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.95%	to	2.20%	111,981	14.70	to	14.57	1,642,705	0.00%	46.97%	to	45.73	%****
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.95%	to	2.20%	2,111,151	36.02	to	23.12	78,530,294	1.47%	12.86%	to	11.44%
2019	0.95%	to	2.20%	2,407,684	31.91	to	20.74	79,468,520	1.10%	30.83%	to	29.18%
2018	0.95%	to	2.20%	2,794,427	24.39	to	16.06	70,619,655	1.16%	-8.77%	to	-9.92%
2017	0.95%	to	2.20%	3,217,862	26.74	to	17.83	89,161,949	1.25%	15.80%	to	14.35%
2016	0.95%	to	2.20%	3,627,509	23.09	to	15.59	86,866,107	1.11%	10.56%	to	9.17%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	1.50%	to	2.60%	42,077	30.22	to	24.51	1,204,937	1.19%	11.99%	to	10.74%
2019	1.50%	to	2.60%	50,425	26.99	to	22.13	1,298,910	0.84%	29.76%	to	28.31%
2018	1.50%	to	2.60%	65,818	20.80	to	17.25	1,310,590	0.94%	-9.48%	to	-10.50%
2017	1.50%	to	2.60%	82,046	22.98	to	19.27	1,815,419	1.03%	14.89%	to	13.61%
2016	1.50%	to	2.60%	97,674	20.00	to	16.96	1,886,355	0.85%	9.63%	to	8.41%
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
2020	0.95%	to	1.35%	80,153	52.55	to	52.72	4,417,856	0.00%	35.29%	to	0.35%
2019	0.95%	to	1.35%	86,084	38.84	to	39.12	3,515,137	2.35%	34.90%	to	0.34%
2018	0.95%	to	1.35%	102,493	28.79	to	29.12	3,104,093	0.32%	-6.63%	to	-6.99%
2017	0.95%	to	1.35%	112,906	30.84	to	31.31	3,668,358	0.24%	25.63%	to	25.09%
2016	0.95%	to	1.35%	131,688	24.55	to	25.03	3,412,678	0.40%	-3.13%	to	3.51%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.95%	to	2.60%	2,834,665	38.35	to	27.10	104,516,116	0.69%	26.43%	to	24.32%
2019	0.95%	to	2.60%	3,327,486	30.34	to	21.80	97,140,212	0.92%	30.54%	to	28.36%
2018	0.95%	to	2.60%	3,705,894	23.24	to	16.98	82,927,109	1.00%	-14.01%	to	-15.45%
2017	0.95%	to	2.60%	4,124,005	27.03	to	20.09	107,483,681	0.93%	35.37%	to	33.12%
2016	0.95%	to	2.60%	4,719,143	19.96	to	15.09	91,043,133	1.06%	-0.87%	to	-2.51%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	1.50%	to	2.35%	24,776	39.89	to	33.93	915,939	0.45%	25.43%	to	24.35%
2019	1.50%	to	2.35%	27,113	31.80	to	27.29	803,937	0.64%	29.48%	to	28.37%
2018	1.50%	to	2.35%	28,001	24.56	to	21.26	643,502	0.78%	-14.70%	to	-15.44%
2017	1.50%	to	2.35%	34,278	28.79	to	25.14	929,866	0.73%	34.28%	to	33.13%
2016	1.50%	to	2.35%	37,316	21.44	to	18.88	756,880	0.78%	-1.65%	to	-2.50%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	1.65%	125,849	13.51	to	12.89	1,689,449	0.60%	19.89%	to	19.05%
2019	0.95%	to	1.65%	160,495	11.27	to	10.83	1,799,969	0.72%	26.74%	to	25.84%
2018	0.95%	to	1.65%	142,335	8.89	to	8.60	1,260,915	0.66%	-20.32%	to	-20.89%
2017	0.95%	to	1.65%	156,310	11.16	to	10.88	1,738,983	1.18%	25.25%	to	24.37%
2016	0.95%	to	1.65%	130,673	8.91	to	8.74	1,161,952	0.81%	-3.64%	to	-4.32%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.95%	to	2.20%	251,724	11.72	to	10.56	2,903,968	5.63%	2.42%	to	1.13%
2019	0.95%	to	2.20%	288,731	11.44	to	10.45	3,259,184	3.74%	9.75%	to	8.37%
2018	0.95%	to	2.20%	344,577	10.43	to	9.64	3,550,704	4.92%	-5.31%	to	-6.51%
2017	0.95%	to	2.20%	394,011	11.01	to	10.31	4,296,398	2.24%	5.27%	to	3.94%
2016	0.95%	to	2.20%	388,269	10.46	to	9.92	4,030,567	4.78%	5.52%	to	4.20%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	1.50%	to	2.60%	47,899	19.33	to	15.67	863,121	5.18%	1.45%	to	0.31%
2019	1.50%	to	2.60%	55,703	19.05	to	15.62	990,289	3.47%	8.95%	to	7.73%
2018	1.50%	to	2.60%	58,170	17.49	to	14.50	960,939	4.32%	-5.98%	to	-7.04%
2017	1.50%	to	2.60%	81,296	18.60	to	15.60	1,442,987	2.03%	4.45%	to	3.29%
2016	1.50%	to	2.60%	99,842	17.81	to	15.10	1,708,139	4.61%	4.68%	to	3.51%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.95%	to	2.20%	252,567	28.67	to	23.79	7,084,627	0.62%	18.79%	to	17.29%
2019	0.95%	to	2.20%	289,998	24.13	to	20.29	6,836,932	0.20%	25.27%	to	23.69%
2018	0.95%	to	2.20%	368,444	19.26	to	16.40	6,950,625	0.31%	-11.18%	to	-12.31%
2017	0.95%	to	2.20%	437,678	21.69	to	18.70	9,309,388	0.84%	13.07%	to	11.65%
2016	0.95%	to	2.20%	500,247	19.18	to	16.75	9,432,896	0.51%	16.93%	to	15.46%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.95%	to	2.25%	1,548,990	39.69	to	29.86	59,474,461	1.99%	12.80%	to	11.32%
2019	0.95%	to	2.25%	1,781,240	35.19	to	26.83	60,694,078	2.03%	20.62%	to	19.04%
2018	0.95%	to	2.25%	2,151,884	29.17	to	22.54	60,922,835	1.74%	-6.34%	to	-7.58%
2017	0.95%	to	2.25%	2,573,926	31.15	to	24.38	77,920,106	1.53%	17.15%	to	15.62%
2016	0.95%	to	2.25%	3,110,006	26.59	to	21.09	80,526,452	0.59%	-3.49%	to	-4.75%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2020	0.95%	to	2.25%	1,709,494	20.98	to	15.62	34,707,740	2.51%	9.91%	to	8.47%
2019	0.95%	to	2.25%	1,949,692	19.09	to	14.40	36,090,119	2.76%	11.11%	to	9.65%
2018	0.95%	to	2.25%	2,185,621	17.18	to	13.13	36,477,261	2.14%	-2.84%	to	-4.12%
2017	0.95%	to	2.25%	2,656,365	17.68	to	13.70	45,725,803	1.59%	3.03%	to	1.68%
2016	0.95%	to	2.25%	2,966,549	17.16	to	13.47	49,610,787	2.39%	3.05%	to	1.70%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2020	0.95%	to	2.25%	1,145,806	30.84	to	23.30	34,215,647	1.43%	13.03%	to	11.55%
2019	0.95%	to	2.25%	1,342,507	27.29	to	20.89	35,530,055	1.77%	20.93%	to	19.35%
2018	0.95%	to	2.25%	1,598,557	22.56	to	17.50	35,006,417	1.59%	-4.16%	to	-5.43%
2017	0.95%	to	2.25%	1,850,804	23.54	to	18.51	42,384,096	1.60%	10.31%	to	8.87%
2016	0.95%	to	2.25%	2,082,755	21.34	to	17.00	43,319,376	1.37%	1.06%	to	-0.26%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2020	0.95%	to	2.25%	2,394,864	34.38	to	26.48	79,912,404	0.54%	20.36%	to	18.78%
2019	0.95%	to	2.25%	2,816,402	28.56	to	22.29	78,202,741	0.58%	29.85%	to	28.14%
2018	0.95%	to	2.25%	3,336,413	22.00	to	17.40	71,441,842	0.47%	-5.42%	to	-6.67%
2017	0.95%	to	2.25%	3,994,048	23.26	to	18.64	90,555,303	0.44%	19.61%	to	18.04%
2016	0.95%	to	2.25%	4,574,121	19.44	to	15.79	86,806,078	0.45%	2.76%	to	1.41%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2020	0.95%	to	2.25%	326,934	26.25	to	21.07	8,356,128	2.63%	2.17%	to	0.83%
2019	0.95%	to	2.25%	367,374	25.70	to	20.89	9,207,943	2.86%	21.98%	to	20.38%
2018	0.95%	to	2.25%	465,003	21.07	to	17.36	9,572,415	1.67%	-12.52%	to	-13.68%
2017	0.95%	to	2.25%	552,231	24.08	to	20.11	13,020,094	1.28%	14.47%	to	12.97%
2016	0.95%	to	2.25%	639,100	21.04	to	17.80	13,179,769	1.23%	5.94%	to	4.55%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.95%	to	1.80%	234,570	4.69	to	4.13	1,076,928	1.89%	-37.43%	to	-37.97%
2019	0.95%	to	1.80%	241,242	7.50	to	6.67	1,771,405	0.00%	2.49%	to	1.62%
2018	0.95%	to	1.80%	246,388	7.32	to	6.56	1,767,892	0.00%	-34.77%	to	-35.33%
2017	0.95%	to	2.10%	320,560	11.22	to	9.79	3,530,700	0.70%	-13.47%	to	-14.47%
2016	0.95%	to	2.25%	397,706	12.96	to	11.26	5,069,084	0.13%	33.28%	to	31.53%
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
2020	0.95%	to	2.25%	217,908	12.62	to	11.11	2,723,239	3.99%	7.13%	to	5.72%
2019	0.95%	to	2.25%	212,631	11.78	to	10.51	2,479,162	3.56%	8.38%	to	6.96%
2018	0.95%	to	2.25%	287,660	10.87	to	9.82	3,100,402	2.92%	-1.13%	to	-2.44%
2017	0.95%	to	2.25%	354,796	10.99	to	10.07	3,868,992	2.74%	3.28%	to	1.93%
2016	0.95%	to	2.25%	328,816	10.65	to	9.88	3,474,290	3.52%	6.02%	to	4.64%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2020	0.95%	to	2.25%	302,646	8.25	to	6.71	2,428,743	2.36%	-12.83%	to	-13.97%
2019	0.95%	to	2.25%	350,391	9.46	to	7.80	3,231,966	0.97%	8.42%	to	6.99%
2018	0.95%	to	2.25%	408,317	8.73	to	7.29	3,480,544	0.30%	-23.97%	to	-24.97%
2017	0.95%	to	2.25%	487,297	11.48	to	9.72	5,473,809	0.14%	1.99%	to	0.66%
2016	0.95%	to	2.25%	575,750	11.25	to	9.65	6,352,111	0.70%	22.64%	to	21.03%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2020	0.95%	to	2.25%	2,769,933	43.18	to	34.00	115,912,276	0.00%	29.31%	to	27.61%
2019	0.95%	to	2.25%	3,212,033	33.40	to	26.64	104,092,542	0.00%	35.29%	to	33.51%
2018	0.95%	to	2.25%	3,740,610	24.68	to	19.95	89,738,558	0.03%	1.31%	to	-0.03%
2017	0.95%	to	2.25%	4,379,946	24.37	to	19.96	103,915,338	0.25%	28.11%	to	26.44%
2016	0.95%	to	2.25%	4,952,140	19.02	to	15.79	91,843,490	0.02%	0.27%	to	-1.05%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.95%	to	2.25%	1,195,685	34.02	to	25.90	39,437,174	7.23%	5.02%	to	3.64%
2019	0.95%	to	2.25%	1,424,091	32.39	to	24.99	44,830,899	6.55%	10.14%	to	8.69%
2018	0.95%	to	2.25%	1,718,545	29.41	to	22.99	49,196,193	6.49%	-3.05%	to	-4.33%
2017	0.95%	to	2.25%	1,999,954	30.33	to	24.03	59,123,751	5.56%	5.67%	to	4.29%
2016	0.95%	to	2.25%	2,227,209	28.71	to	23.04	62,393,257	7.36%	15.09%	to	13.58%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2020	0.95%	to	1.85%	358,216	23.36	to	20.06	8,213,612	2.45%	6.17%	to	5.20%
2019	0.95%	to	1.85%	425,818	22.00	to	19.07	9,194,920	1.57%	17.57%	to	16.50%
2018	0.95%	to	2.00%	454,798	18.71	to	16.01	8,351,617	1.58%	-18.60%	to	-19.47%
2017	0.95%	to	2.05%	483,605	22.99	to	19.74	10,913,940	1.40%	21.99%	to	20.64%
2016	0.95%	to	2.05%	525,621	18.84	to	16.36	9,734,207	1.34%	0.13%	to	-0.98%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2020	0.95%	to	2.25%	783,488	25.61	to	19.44	19,396,549	0.42%	19.43%	to	17.87%
2019	0.95%	to	2.25%	915,747	21.44	to	16.49	19,008,928	0.65%	24.73%	to	23.10%
2018	0.95%	to	2.25%	1,068,749	17.19	to	13.40	17,826,118	0.47%	-7.17%	to	-8.39%
2017	0.95%	to	2.25%	1,235,872	18.52	to	14.63	22,227,528	0.05%	23.34%	to	21.73%
2016	0.95%	to	2.25%	1,353,789	15.01	to	12.02	19,781,529	0.22%	-3.96%	to	-5.21%
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
2020	0.95%	to	1.95%	382,060	11.03	to	10.00	4,151,579	2.41%	3.15%	to	2.11%
2019	0.95%	to	1.95%	319,088	10.69	to	9.79	3,355,395	1.64%	3.24%	to	2.20%
2018	0.95%	to	1.95%	396,655	10.36	to	9.58	4,052,384	1.76%	-0.18%	to	-1.20%
2017	0.95%	to	1.95%	485,307	10.38	to	9.70	4,982,981	1.55%	0.44%	to	-0.57%
2016	0.95%	to	1.95%	552,515	10.33	to	9.75	5,656,834	1.45%	0.97%	to	-0.04%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.95%	to	2.25%	385,006	61.09	to	49.72	23,035,359	0.00%	47.59%	to	45.65%
2019	0.95%	to	2.25%	426,547	41.39	to	34.14	17,295,230	0.00%	36.63%	to	34.84%
2018	0.95%	to	2.25%	493,821	30.29	to	25.32	14,670,719	0.00%	-1.01%	to	-2.32%
2017	0.95%	to	2.25%	528,087	30.60	to	25.92	15,860,128	0.00%	25.69%	to	24.05%
2016	0.95%	to	2.25%	567,091	24.35	to	20.89	13,564,757	0.00%	5.11%	to	3.73%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2020	0.95%	to	2.25%	1,444,868	10.63	to	8.13	14,990,396	0.33%	-0.58%	to	-1.88%
2019	0.95%	to	2.25%	1,302,861	10.70	to	8.29	13,622,037	1.80%	0.86%	to	-0.46%
2018	0.95%	to	2.25%	1,365,353	10.61	to	8.32	14,182,059	1.51%	0.55%	to	-0.77%
2017	0.95%	to	2.25%	1,215,976	10.55	to	8.39	12,549,486	0.58%	-0.37%	to	-1.67%
2016	0.95%	to	2.25%	1,267,052	10.59	to	8.53	13,159,361	0.13%	-0.82%	to	-2.12%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020	0.95%	to	2.25%	163,380	27.90	to	22.46	4,443,960	1.74%	-4.05%	to	-5.31%
2019	0.95%	to	2.25%	179,987	29.08	to	23.72	5,111,620	1.58%	23.25%	to	21.63%
2018	0.95%	to	2.25%	235,160	23.59	to	19.50	5,428,731	1.58%	-6.47%	to	-7.71%
2017	0.95%	to	2.25%	280,422	25.23	to	21.13	6,931,780	1.31%	4.39%	to	3.02%
2016	0.95%	to	2.25%	323,476	24.17	to	20.51	7,668,377	1.07%	3.28%	to	1.93%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2020	0.95%	to	2.25%	1,114,901	40.56	to	32.31	43,846,293	0.00%	36.36%	to	34.57%
2019	0.95%	to	2.25%	1,276,491	29.74	to	24.01	36,873,885	0.00%	22.20%	to	20.59%
2018	0.95%	to	2.25%	1,468,761	24.34	to	19.91	34,773,967	0.39%	-5.03%	to	-6.28%
2017	0.95%	to	2.25%	1,614,615	25.63	to	21.24	40,319,521	0.00%	21.95%	to	20.36%
2016	0.95%	to	2.25%	1,823,106	21.02	to	17.65	37,392,381	0.00%	1.94%	to	0.61%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2020	0.95%	to	1.85%	146,831	33.16	to	28.48	4,750,109	0.00%	6.01%	to	5.04%
2019	0.95%	to	1.85%	167,783	31.28	to	27.12	5,123,788	0.00%	23.15%	to	22.03%
2018	0.95%	to	1.85%	192,670	25.40	to	22.22	4,787,819	0.11%	-11.34%	to	-12.15%
2017	0.95%	to	2.25%	219,705	28.65	to	23.92	6,161,941	0.00%	12.65%	to	11.17%
2016	0.95%	to	2.25%	262,487	25.44	to	21.52	6,543,381	0.38%	27.66%	to	25.99%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	0.95%	to	2.25%	1,112,608	66.49	to	55.49	71,613,260	0.00%	34.08%	to	32.32%
2019	0.95%	to	2.25%	1,292,636	49.59	to	41.93	62,188,748	0.00%	48.06%	to	46.12%
2018	0.95%	to	2.25%	1,552,137	33.49	to	28.70	50,533,177	0.00%	-6.14%	to	-7.38%
2017	0.95%	to	2.25%	1,804,275	35.69	to	30.98	62,716,606	0.00%	30.87%	to	29.15%
2016	0.95%	to	2.25%	2,082,654	27.27	to	23.99	55,381,636	0.00%	0.58%	to	-0.74%
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2020	0.95%	to	2.25%	862,179	31.14	to	24.01	25,918,384	2.01%	1.02%	to	-0.31%
2019	0.95%	to	2.25%	981,071	30.83	to	24.09	29,247,828	0.82%	25.13%	to	23.49%
2018	0.95%	to	2.25%	1,146,049	24.63	to	19.51	27,367,662	1.89%	-8.12%	to	-9.34%
2017	0.95%	to	2.25%	1,362,899	26.81	to	21.51	35,480,978	1.43%	11.43%	to	9.97%
2016	0.95%	to	2.25%	1,552,197	24.06	to	19.56	36,324,391	1.21%	10.09%	to	8.65%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.95%	to	2.20%	372,055	35.70	to	28.89	12,916,934	1.48%	-0.58%	to	-1.84%
2019	0.95%	to	2.20%	447,424	35.91	to	29.43	15,631,782	1.61%	25.56%	to	23.97%
2018	0.95%	to	2.20%	512,409	26.88	to	23.74	14,299,520	0.97%	-13.05%	to	-13.79%
2017	0.95%	to	2.20%	592,502	32.75	to	27.54	18,977,914	0.81%	12.69%	to	11.27%
2016	0.95%	to	2.20%	694,073	29.06	to	24.75	19,746,585	0.86%	13.61%	to	12.18%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.95%	to	2.05%	2,783,998	42.92	to	33.97	115,430,053	0.17%	37.71%	to	36.19%
2019	0.95%	to	2.20%	3,185,452	31.16	to	24.20	96,036,487	0.02%	35.55%	to	33.84%
2018	0.95%	to	2.20%	3,542,205	22.99	to	18.08	78,925,798	1.20%	0.36%	to	-0.53%
2017	0.95%	to	2.25%	3,950,208	32.63	to	18.01	87,500,015	0.00%	28.76%	to	27.08%
2016	0.95%	to	2.25%	4,485,820	17.72	to	14.17	77,285,106	0.87%	0.98%	to	-0.35%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.95%	to	1.75%	267,472	11.75	to	11.22	3,115,869	2.50%	9.20%	to	8.32%
2019	0.95%	to	1.75%	210,802	10.76	to	10.36	2,251,469	2.74%	8.24%	to	7.37%
2018	0.95%	to	1.75%	219,180	9.94	to	9.65	2,163,932	2.70%	-2.23%	to	-3.02%
2017	0.95%	to	1.65%	206,960	10.17	to	9.98	2,096,413	2.57%	2.37%	to	1.65%
2016	0.95%	to	1.65%	184,707	9.93	to	9.82	1,831,025	2.78%	1.25%	to	0.54%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.95%	to	2.20%	2,261,480	28.84	to	22.10	63,124,636	0.00%	49.30%	to	47.42%
2019	0.95%	to	2.20%	2,497,847	19.31	to	14.99	46,746,845	0.42%	43.44%	to	41.63%
2018	0.95%	to	2.20%	2,763,215	13.46	to	10.59	36,109,950	1.04%	-0.05%	to	-1.32%
2017	0.95%	to	2.20%	2,948,561	13.47	to	10.73	38,609,887	0.44%	43.54%	to	41.74%
2016	0.95%	to	2.20%	2,960,362	9.39	to	7.57	27,046,770	0.09%	12.77%	to	11.35%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.95%	to	2.05%	2,346,663	17.40	to	13.77	39,465,440	1.20%	14.92%	to	13.64%
2019	0.95%	to	2.20%	2,705,146	15.14	to	11.75	39,638,521	1.91%	25.50%	to	23.92%
2018	0.95%	to	2.20%	2,946,405	12.06	to	9.48	34,465,273	1.65%	-15.95%	to	-17.02%
2017	0.95%	to	2.20%	3,370,989	14.35	to	11.43	46,974,710	1.59%	29.57%	to	27.94%
2016	0.95%	to	2.20%	3,831,773	11.08	to	8.93	41,290,767	4.95%	-7.59%	to	-8.75%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.95%	to	1.40%	177,813	10.49	to	10.18	1,854,528	2.56%	-2.21%	to	-2.66%
2019	0.95%	to	1.40%	245,766	10.73	to	10.46	2,624,464	0.90%	17.02%	to	16.49%
2018	0.95%	to	1.45%	292,949	9.17	to	8.95	2,671,417	1.57%	-19.33%	to	-19.74%
2017	0.95%	to	1.60%	376,424	11.37	to	11.09	4,262,700	1.76%	26.62%	to	25.79%
2016	0.95%	to	1.65%	310,974	8.98	to	8.81	2,781,792	1.37%	19.64%	to	18.79%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.95%	to	1.40%	104,327	11.52	to	11.28	1,194,029	2.56%	6.41%	to	5.92%
2019	0.95%	to	1.40%	96,036	10.83	to	10.65	1,034,713	3.51%	7.38%	to	6.89%
2018	0.95%	to	1.40%	49,910	10.08	to	9.96	501,164	3.34%	-1.97%	to	-2.42%
2017	0.95%	to	1.40%	45,811	10.29	to	10.21	469,959	2.71%	2.88%	to	2.41%
2016	0.95%	to	1.80%	32,148	10.00	to	9.94	320,947	3.58%	-0.02%	to	-0.59	%****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2020	1.50%	to	2.60%	20,077	36.80	to	29.84	699,437	0.00%	34.08%	to	32.58%
2019	1.50%	to	2.60%	25,014	27.44	to	22.50	650,243	0.00%	36.20%	to	34.68%
2018	1.50%	to	2.60%	37,686	20.15	to	16.71	710,373	0.00%	-0.57%	to	-1.69%
2017	1.50%	to	2.60%	36,826	20.26	to	17.00	700,600	0.00%	24.78%	to	23.39%
2016	1.50%	to	2.60%	46,527	16.24	to	13.77	716,060	0.00%	3.05%	to	1.90%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.95%	to	2.45%	123,141	33.74	to	42.01	4,278,932	0.00%	44.20%	to	42.02%
2019	0.95%	to	2.45%	128,486	23.39	to	29.58	3,122,430	0.00%	39.93%	to	37.81%
2018	0.95%	to	2.45%	105,439	16.72	to	21.46	1,873,782	0.00%	-2.66%	to	-4.14%
2017	0.95%	to	2.45%	91,074	17.17	to	22.39	1,671,828	0.00%	25.14%	to	23.25%
2016	0.95%	to	2.45%	90,814	13.72	to	18.17	1,353,250	0.00%	7.77%	to	6.14%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	0.95%	to	1.20%	7,687	13.35	to	13.33	102,550	0.16%	33.54%	to	33.31	%****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	0.95%	to	1.35%	4,459	13.67	to	13.63	60,890	0.29%	36.67%	to	36.30	%****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.95%	to	2.60%	1,020,188	26.12	to	25.41	26,576,870	1.31%	2.24%	to	0.54%
2019	0.95%	to	2.60%	1,240,655	25.55	to	25.28	31,626,952	1.88%	28.28%	to	26.14%
2018	0.95%	to	2.60%	1,442,810	19.92	to	20.04	28,725,144	1.29%	-11.59%	to	-12.70%
2017	0.95%	to	2.60%	1,716,544	22.43	to	22.95	38,580,631	1.73%	16.24%	to	14.31%
2016	0.95%	to	2.60%	1,996,361	19.30	to	20.08	38,626,135	1.87%	12.70%	to	10.83%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.95%	to	1.20%	22,900	12.45	to	12.40	284,835	1.90%	14.40%	to	14.11%
2019	0.95%	to	1.20%	7,603	10.88	to	10.87	82,685	0.96%	8.84%	to	8.65	%****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.95%	to	2.60%	745,293	27.48	to	22.98	20,066,787	0.78%	19.06%	to	17.08%
2019	0.95%	to	2.60%	914,708	23.08	to	19.62	20,716,699	1.45%	24.46%	to	22.39%
2018	0.95%	to	2.60%	1,031,069	18.55	to	16.04	18,801,583	0.90%	-10.59%	to	-12.09%
2017	0.95%	to	2.60%	1,089,314	26.22	to	18.24	22,277,408	1.35%	25.62%	to	23.53%
2016	0.95%	to	2.60%	1,120,560	16.51	to	14.76	18,278,255	1.16%	2.86%	to	1.15%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.95%	to	2.15%	76,902	37.56	to	34.30	3,395,130	4.51%	4.54%	to	3.28%
2019	0.95%	to	2.15%	88,044	35.93	to	33.21	3,702,251	5.91%	13.17%	to	11.80%
2018	0.95%	to	2.15%	111,821	31.75	to	29.70	4,201,625	5.59%	-7.83%	to	-8.96%
2017	0.95%	to	2.15%	123,055	34.45	to	32.63	4,996,238	5.42%	8.67%	to	7.36%
2016	0.95%	to	2.15%	141,984	31.70	to	30.39	5,303,193	5.51%	9.51%	to	8.18%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.95%	to	1.85%	110,592	11.81	to	11.21	1,292,595	1.37%	-2.37%	to	-3.26%
2019	0.95%	to	1.85%	114,229	12.09	to	11.59	1,369,670	2.40%	26.65%	to	25.50%
2018	0.95%	to	1.85%	103,683	9.55	to	9.23	983,070	2.88%	-8.77%	to	-9.60%
2017	0.95%	to	1.85%	105,157	10.47	to	10.22	1,094,370	2.34%	11.48%	to	10.47%
2016	0.95%	to	1.85%	104,089	9.39	to	9.25	973,896	4.02%	13.88%	to	12.85%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	1.50%	to	2.20%	39,636	15.56	to	13.72	573,361	2.54%	5.93%	to	5.18%
2019	1.50%	to	2.20%	37,564	14.69	to	13.04	514,640	3.91%	8.95%	to	8.18%
2018	1.50%	to	2.60%	43,085	13.48	to	11.31	543,047	2.33%	-2.41%	to	-3.50%
2017	1.50%	to	2.60%	40,685	13.82	to	11.72	525,773	2.91%	4.31%	to	3.15%
2016	1.50%	to	2.60%	40,850	13.25	to	11.36	508,233	1.66%	4.28%	to	3.12%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.95%	to	2.20%	387,057	16.79	to	13.94	6,314,918	2.75%	6.78%	to	5.43%
2019	0.95%	to	2.20%	378,393	15.72	to	13.22	5,795,774	4.09%	9.83%	to	8.44%
2018	0.95%	to	2.20%	287,592	14.32	to	12.19	3,973,391	2.64%	-1.60%	to	-2.85%
2017	0.95%	to	2.20%	356,269	14.55	to	12.55	5,025,166	3.09%	5.24%	to	3.91%
2016	0.95%	to	2.20%	362,770	13.83	to	12.07	4,869,447	1.95%	5.11%	to	3.78%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2020			1.75%	3,168			58.39	184,993	0.00%			147.90%
2019	1.60%	to	1.75%	3,294	24.27	to	23.56	77,655	0.00%	37.87%	to	37.66%
2018	1.60%	to	1.75%	3,339	17.61	to	17.11	57,180	0.00%	8.87%	to	8.70%
2017	1.60%	to	1.75%	3,504	16.17	to	15.74	55,248	0.00%	36.55%	to	36.34%
2016	1.60%	to	1.75%	3,555	11.84	to	11.55	41,106	0.00%	-10.24%	to	-10.37%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	1.60%	to	1.75%	12,135	42.71	to	37.69	495,567	2.67%	-18.18%	to	-18.31%
2019	1.60%	to	1.75%	13,864	52.20	to	46.14	699,177	2.11%	17.04%	to	16.86%
2018	1.20%	to	1.75%	21,356	49.96	to	39.48	931,111	2.72%	-8.83%	to	-9.34%
2017	1.60%	to	1.75%	21,182			-	1,017,453	1.44%	1.46%	to	1.31%
2016	1.60%	to	1.75%	21,611			-	1,015,490	1.34%	5.11%	to	4.95%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.95%	to	1.40%	57,347	10.98	to	10.84	627,244	2.50%	2.76%	to	2.29%
2019	0.95%	to	1.40%	45,417	10.68	to	10.60	483,794	4.06%	5.57%	to	5.09%
2018	1.05%	to	1.40%	14,555	10.11	to	10.09	146,851	3.28%	1.12%	to	0.88	%****
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.95%	to	2.20%	640,197	30.58	to	18.50	19,036,279	1.75%	2.64%	to	1.35%
2019	0.95%	to	2.20%	693,926	29.80	to	18.25	20,097,739	1.80%	26.10%	to	24.51%
2018	0.95%	to	2.20%	780,284	23.63	to	14.66	17,958,754	1.75%	-8.14%	to	-9.31%
2017	0.95%	to	2.20%	897,950	25.72	to	16.17	22,541,501	3.02%	16.88%	to	15.41%
2016	0.95%	to	2.20%	1,064,864	22.01	to	14.01	22,914,163	2.65%	16.77%	to	15.30%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.95%	to	2.20%	3,638,638	20.79	to	14.60	69,724,689	1.98%	5.07%	to	3.75%
2019	0.95%	to	2.20%	3,975,035	19.79	to	14.07	72,593,513	2.26%	5.26%	to	3.93%
2018	0.95%	to	2.20%	4,518,239	18.80	to	13.54	78,459,887	2.10%	-1.00%	to	-2.26%
2017	0.95%	to	2.20%	5,000,192	18.99	to	13.85	87,797,343	2.04%	1.12%	to	-0.16%
2016	0.95%	to	2.20%	5,660,653	18.78	to	13.87	98,589,509	1.80%	-0.21%	to	-1.47%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	1.50%	to	2.60%	81,228	14.02	to	11.37	1,055,781	1.57%	4.20%	to	3.04%
2019	1.50%	to	2.60%	89,252	13.45	to	11.03	1,117,303	2.13%	4.42%	to	3.25%
2018	1.50%	to	2.60%	96,356	12.88	to	10.68	1,160,208	1.86%	-1.76%	to	-2.86%
2017	1.50%	to	2.60%	121,441	13.11	to	11.00	1,506,699	1.74%	0.31%	to	-0.81%
2016	1.50%	to	2.60%	145,340	13.07	to	11.09	1,810,827	1.49%	-1.02%	to	-2.12%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.95%	to	2.05%	456,459	31.09	to	24.80	13,724,439	1.91%	12.22%	to	10.98%
2019	0.95%	to	2.05%	515,740	27.70	to	22.34	13,823,367	2.50%	21.78%	to	20.43%
2018	0.95%	to	2.05%	550,238	22.75	to	18.55	12,134,908	0.66%	-18.21%	to	-19.12%
2017	0.95%	to	2.05%	641,612	27.81	to	22.94	17,311,100	1.36%	40.16%	to	38.61%
2016	0.95%	to	2.05%	696,174	19.84	to	16.55	13,414,648	0.81%	6.70%	to	5.51%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	1.50%	to	2.20%	18,032	12.76	to	12.16	224,986	1.55%	11.30%	to	10.51%
2019	1.50%	to	2.20%	24,496	11.46	to	11.01	274,975	1.91%	20.83%	to	19.97%
2018	1.50%	to	2.45%	32,952	9.49	to	9.07	307,295	0.43%	-18.90%	to	-19.69%
2017	1.50%	to	2.60%	34,394	11.70	to	11.22	396,709	0.95%	39.11%	to	37.56%
2016	1.50%	to	2.60%	31,697	8.41	to	8.16	263,372	0.78%	5.87%	to	4.69%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.95%	to	2.20%	780,542	18.70	to	14.46	14,174,815	1.18%	6.92%	to	5.57%
2019	0.95%	to	2.20%	873,503	17.49	to	13.70	14,827,558	2.48%	17.99%	to	16.50%
2018	0.95%	to	2.20%	1,059,739	14.83	to	11.76	15,255,439	1.97%	-15.35%	to	-16.42%
2017	0.95%	to	2.20%	1,176,045	17.51	to	14.07	20,029,106	1.69%	26.25%	to	24.66%
2016	0.95%	to	2.20%	1,288,847	13.87	to	11.29	17,405,223	2.14%	-0.09%	to	-1.34%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.95%	to	2.20%	2,539,595	23.42	to	19.44	57,697,889	1.47%	10.93%	to	9.53%
2019	0.95%	to	2.20%	2,787,180	21.11	to	17.75	57,244,561	1.61%	19.64%	to	18.13%
2018	0.95%	to	2.20%	2,999,369	17.65	to	15.03	51,624,482	1.17%	-5.89%	to	-7.08%
2017	0.95%	to	2.20%	3,184,059	18.75	to	16.17	58,336,639	1.13%	14.70%	to	13.25%
2016	0.95%	to	2.20%	3,102,376	16.35	to	14.28	49,628,430	1.96%	7.97%	to	6.61%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.95%	to	1.75%	919,975	14.28	to	12.68	12,824,185	2.11%	8.17%	to	7.29%
2019	0.95%	to	1.75%	741,252	13.20	to	11.82	9,574,291	1.83%	7.95%	to	7.08%
2018	0.95%	to	1.75%	808,156	12.23	to	11.03	9,688,095	2.26%	-2.02%	to	-2.81%
2017	0.95%	to	1.85%	885,842	12.48	to	11.22	10,849,257	1.17%	2.23%	to	1.31%
2016	0.95%	to	1.85%	1,010,693	12.21	to	11.08	12,114,703	2.45%	1.68%	to	0.76%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.95%	to	1.95%	790,505	33.53	to	28.89	25,817,737	0.64%	28.70%	to	27.40%
2019	0.95%	to	1.95%	941,431	26.05	to	22.68	23,939,804	0.65%	33.50%	to	32.15%
2018	0.95%	to	1.95%	1,054,664	19.52	to	17.16	20,122,231	0.22%	-10.29%	to	-11.20%
2017	0.95%	to	1.95%	1,207,920	21.75	to	19.33	25,717,194	0.71%	29.73%	to	28.42%
2016	0.95%	to	1.95%	1,221,489	16.77	to	15.05	20,066,993	1.47%	-0.76%	to	-1.76%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.95%	to	1.65%	934,461	24.90	to	22.60	22,763,528	1.58%	12.00%	to	11.21%
2019	0.95%	to	1.65%	1,271,231	22.23	to	20.32	27,720,664	1.33%	24.47%	to	23.59%
2018	0.95%	to	1.65%	1,236,232	17.86	to	16.44	21,669,502	1.00%	-3.12%	to	-3.81%
2017	0.95%	to	1.65%	1,282,879	18.43	to	17.09	23,241,011	1.37%	20.77%	to	19.92%
2016	0.95%	to	2.20%	1,438,303	15.26	to	13.50	21,618,630	1.17%	10.03%	to	8.65%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.95%	to	2.00%	1,193,536	42.06	to	35.97	48,965,631	0.72%	50.06%	to	48.47%
2019	0.95%	to	1.95%	1,329,900	28.03	to	24.40	36,430,891	0.34%	29.05%	to	27.75%
2018	0.95%	to	1.95%	1,574,665	21.72	to	19.10	33,475,400	0.31%	-1.61%	to	-2.60%
2017	0.95%	to	1.95%	1,649,730	22.07	to	19.61	35,689,309	0.31%	26.59%	to	25.31%
2016	0.95%	to	2.05%	1,683,521	17.44	to	15.48	28,793,044	0.22%	8.03%	to	6.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.95%	to	2.50%	2,308,170	29.28	to	21.72	64,312,554	0.22%	11.26%	to	9.52%
2019	0.95%	to	2.50%	2,706,568	26.32	to	19.83	68,018,888	2.02%	20.67%	to	18.78%
2018	0.95%	to	2.50%	3,083,479	21.81	to	16.70	64,443,054	1.56%	-8.61%	to	-10.05%
2017	0.95%	to	2.60%	3,462,537	23.86	to	18.26	79,258,670	1.59%	15.57%	to	13.65%
2016	0.95%	to	2.60%	3,865,814	20.65	to	16.07	76,729,526	1.74%	7.45%	to	5.67%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.95%	to	2.60%	1,434,858	21.69	to	15.78	29,619,915	0.14%	7.52%	to	5.73%
2019	0.95%	to	2.60%	1,611,934	20.17	to	14.93	30,944,463	2.12%	12.40%	to	10.53%
2018	0.95%	to	2.60%	1,844,985	17.95	to	13.51	31,600,733	1.81%	-4.65%	to	-6.25%
2017	0.95%	to	2.60%	2,187,800	18.82	to	14.41	39,410,299	1.80%	8.18%	to	6.38%
2016	0.95%	to	2.60%	2,496,325	17.40	to	13.54	41,668,958	1.83%	4.70%	to	2.96%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	1.10%	to	1.35%	73,738	13.31	to	13.29	980,972	5.78%	33.13%	to	32.90	%****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.95%	to	1.80%	1,377,664	24.80	to	23.29	33,843,043	1.72%	16.73%	to	15.78%
2019	0.95%	to	1.80%	1,392,440	21.24	to	20.12	29,305,073	1.95%	29.60%	to	28.53%
2018	0.95%	to	1.80%	1,278,909	16.39	to	15.61	20,788,817	1.46%	-5.78%	to	-6.60%
2017	0.95%	to	1.80%	1,318,837	17.40	to	16.71	22,798,404	1.63%	20.08%	to	19.05%
2016	0.95%	to	1.80%	1,146,012	14.49	to	14.04	16,519,661	1.87%	10.34%	to	9.40%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.95%	to	2.60%	1,008,647	31.26	to	22.75	30,231,833	0.23%	11.74%	to	9.88%
2019	0.95%	to	2.60%	1,078,437	27.98	to	20.70	28,912,968	2.03%	22.56%	to	20.52%
2018	0.95%	to	2.60%	1,134,440	22.83	to	17.18	24,790,914	1.43%	-9.73%	to	-11.24%
2017	0.95%	to	2.60%	1,294,829	25.29	to	19.35	31,356,055	1.49%	17.31%	to	15.36%
2016	0.95%	to	2.60%	1,498,445	21.56	to	16.77	31,094,074	1.61%	8.43%	to	6.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.95%	to	2.60%	1,261,149	17.77	to	12.93	21,320,396	0.10%	5.70%	to	3.94%
2019	0.95%	to	2.60%	1,335,817	16.81	to	12.44	21,486,140	2.10%	8.49%	to	6.69%
2018	0.95%	to	2.60%	1,493,771	15.50	to	11.66	22,178,195	1.91%	-2.74%	to	-4.37%
2017	0.95%	to	2.60%	1,727,304	15.93	to	12.19	26,427,530	1.94%	4.68%	to	2.94%
2016	0.95%	to	2.60%	1,895,299	15.22	to	11.84	27,778,198	1.91%	3.28%	to	1.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.95%	to	2.60%	4,870,080	25.34	to	18.44	117,949,556	0.14%	9.30%	to	7.48%
2019	0.95%	to	2.60%	5,375,488	23.18	to	17.15	119,301,025	2.08%	16.63%	to	14.68%
2018	0.95%	to	2.60%	6,278,878	17.75	to	14.96	119,690,689	1.75%	-6.58%	to	-8.15%
2017	0.95%	to	2.60%	7,133,706	21.28	to	16.28	145,922,038	1.71%	11.86%	to	10.00%
2016	0.95%	to	2.60%	8,079,825	19.02	to	14.80	148,041,485	1.81%	6.13%	to	4.37%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2020	0.95%	to	1.70%	392,843	13.18	to	11.79	5,054,841	2.34%	6.11%	to	5.31%
2019	0.95%	to	1.70%	348,435	12.42	to	11.20	4,228,137	3.05%	20.05%	to	19.14%
2018	0.95%	to	1.65%	353,292	10.35	to	9.46	3,578,579	2.19%	-14.95%	to	-15.55%
2017	0.95%	to	1.80%	411,395	12.17	to	11.00	4,912,343	2.50%	23.28%	to	22.22%
2016	0.95%	to	1.85%	401,954	9.87	to	8.95	3,900,033	2.43%	-0.43%	to	-1.33%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.95%	to	2.20%	848,750	30.21	to	20.40	24,328,246	5.04%	5.01%	to	3.68%
2019	0.95%	to	2.20%	1,035,501	28.77	to	19.68	28,321,633	5.63%	13.65%	to	12.22%
2018	0.95%	to	2.20%	1,151,452	25.32	to	17.54	27,734,800	5.47%	-3.93%	to	-5.14%
2017	0.95%	to	2.20%	1,363,436	26.35	to	18.49	34,251,715	5.30%	5.75%	to	4.41%
2016	0.95%	to	2.20%	1,520,099	24.92	to	17.71	36,143,274	5.29%	13.07%	to	11.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	0.95%	to	1.45%	43,769	14.18	to	13.64	614,682	0.12%	5.32%	to	4.79%
2019	0.95%	to	1.45%	42,633	13.47	to	13.02	569,166	2.20%	14.15%	to	13.58%
2018	0.95%	to	1.45%	42,061	11.80	to	11.46	492,570	1.75%	-6.95%	to	-7.42%
2017	0.95%	to	1.45%	41,281	12.68	to	12.38	520,187	1.74%	15.85%	to	15.27%
2016	0.95%	to	1.20%	38,405	10.94	to	10.84	418,597	2.11%	5.94%	to	5.67%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.95%	to	1.10%	3,855	13.32	to	13.16	51,123	0.12%	3.57%	to	3.41%
2019	0.95%	to	1.10%	4,415	12.86	to	12.73	56,600	2.10%	11.92%	to	11.76%
2018	0.95%	to	1.20%	4,799	11.49	to	11.33	54,979	1.99%	-6.53%	to	-6.76%
2017	0.95%	to	1.20%	4,014	12.29	to	12.15	49,107	1.26%	12.95%	to	12.67%
2016	1.05%	to	1.10%	6,775	10.84	to	10.82	73,367	1.86%	4.60%	to	4.55%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.95%	to	2.25%	1,141,199	66.50	to	37.87	77,670,539	1.17%	12.04%	to	10.57%
2019	0.95%	to	2.25%	1,298,570	59.35	to	34.25	79,002,258	1.31%	24.46%	to	22.82%
2018	0.95%	to	2.25%	1,477,676	47.69	to	27.88	72,378,288	1.28%	-12.23%	to	-13.39%
2017	0.95%	to	2.25%	1,643,097	54.33	to	32.19	91,852,571	1.05%	14.68%	to	13.18%
2016	0.95%	to	2.25%	1,848,872	47.38	to	28.45	90,245,600	1.20%	19.15%	to	17.59%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.95%	to	2.60%	1,226,969	22.97	to	15.78	27,068,991	3.34%	3.07%	to	1.35%
2019	0.95%	to	2.60%	1,403,248	22.29	to	15.57	30,127,666	4.79%	8.13%	to	6.33%
2018	0.95%	to	2.60%	1,565,384	20.61	to	14.64	31,173,731	2.67%	-3.28%	to	-4.90%
2017	0.95%	to	2.60%	1,786,833	21.31	to	15.40	36,878,896	4.65%	5.32%	to	3.57%
2016	0.95%	to	2.60%	1,929,344	20.24	to	14.87	37,893,831	3.22%	7.62%	to	5.83%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.95%	to	1.65%	151,524	14.23	to	13.59	2,126,056	1.45%	6.07%	to	5.32%
2019	0.95%	to	1.60%	78,877	13.41	to	12.94	1,047,297	2.05%	17.84%	to	17.07%
2018	0.95%	to	1.40%	55,936	11.38	to	11.15	633,423	1.18%	-5.73%	to	-6.16%
2017	0.95%	to	1.45%	59,824	12.07	to	11.87	719,062	2.07%	16.44%	to	15.85%
2016	0.95%	to	1.45%	47,083	10.37	to	10.24	486,489	0.00%	7.52%	to	6.98%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.95%	to	1.65%	16,242	16.36	to	15.62	261,352	1.28%	5.96%	to	5.22%
2019	0.95%	to	1.35%	10,602	15.43	to	15.10	162,693	1.03%	20.82%	to	20.34%
2018	0.95%	to	1.20%	23,875	12.77	to	12.63	302,752	1.12%	-3.51%	to	-3.75%
2017	0.95%	to	1.20%	20,215	13.24	to	13.12	266,330	0.98%	20.54%	to	20.24%
2016	0.95%	to	1.40%	19,769	10.98	to	10.86	216,558	0.58%	9.00%	to	8.51%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	0.95%	to	1.35%	11,850	14.23	to	13.79	166,417	0.63%	6.34%	to	5.91%
2019	0.95%	to	1.35%	16,547	13.38	to	13.03	219,115	2.32%	14.32%	to	13.86%
2018	0.95%	to	1.35%	24,321	11.71	to	11.44	281,386	1.99%	-7.96%	to	-8.33%
2017	0.95%	to	1.35%	22,843	12.72	to	12.48	287,633	0.55%	16.67%	to	16.21%
2016	0.95%	to	2.25%	99,178	10.90	to	10.38	1,078,277	2.25%	5.21%	to	3.83%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.95%	to	1.20%	23,170	13.38	to	13.13	304,517	0.64%	4.04%	to	3.78%
2019	0.95%	to	1.20%	24,515	12.86	to	12.65	310,672	2.52%	12.77%	to	12.49%
2018	0.95%	to	1.20%	23,019	11.41	to	11.24	259,208	2.06%	-7.90%	to	-8.13%
2017	0.95%	to	1.35%	24,806	12.38	to	12.15	303,818	1.83%	13.68%	to	13.22%
2016	1.00%	to	1.35%	21,914	10.87	to	10.73	236,512	2.25%	4.50%	to	4.14%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.95%	to	2.20%	2,514,238	32.14	to	27.71	79,240,437	1.58%	0.53%	to	-0.74%
2019	0.95%	to	2.20%	3,158,015	31.97	to	27.92	99,111,280	2.64%	25.75%	to	24.16%
2018	0.95%	to	2.20%	3,708,851	24.44	to	22.49	92,716,720	1.37%	-10.60%	to	-11.35%
2017	0.95%	to	2.20%	4,193,729	28.31	to	25.37	116,958,440	1.63%	7.65%	to	6.29%
2016	0.95%	to	2.20%	4,807,368	26.30	to	23.86	124,758,156	2.32%	19.30%	to	17.80%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	1.50%	to	2.60%	38,728	29.50	to	25.87	1,094,507	1.10%	-0.13%	to	-1.24%
2019	1.50%	to	2.60%	60,234	29.53	to	26.20	1,707,962	2.50%	24.78%	to	23.39%
2018	1.50%	to	2.60%	66,460	23.67	to	21.23	1,516,447	1.22%	-10.84%	to	-11.84%
2017	1.50%	to	2.60%	73,857	26.55	to	24.09	1,899,112	1.50%	6.82%	to	5.63%
2016	1.50%	to	2.60%	82,150	24.85	to	22.80	1,985,540	2.15%	18.41%	to	17.10%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.95%	to	2.20%	1,013,765	11.82	to	11.78	11,976,773	1.63%	18.21%	to	17.76	%****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.95%	to	2.60%	127,334	11.82	to	11.76	1,501,679	1.50%	18.16%	to	17.57	%****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.95%	to	1.80%	588,994	15.40	to	13.84	8,826,581	2.92%	6.00%	to	5.12%
2019	0.95%	to	1.80%	459,396	14.53	to	13.14	6,478,987	3.67%	7.91%	to	6.98%
2018	0.95%	to	1.75%	395,995	13.46	to	12.35	5,206,338	3.20%	-1.37%	to	-2.17%
2017	0.95%	to	1.75%	383,241	13.65	to	12.62	5,126,676	2.91%	3.41%	to	2.57%
2016	0.95%	to	1.75%	424,477	13.20	to	12.30	5,506,918	2.83%	4.35%	to	3.51%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	1.60%	to	2.50%	35,925	13.71	to	12.21	465,435	2.12%	5.06%	to	4.10%
2019	1.50%	to	2.50%	44,245	13.21	to	11.73	552,794	2.68%	7.07%	to	5.98%
2018	1.50%	to	2.50%	48,114	12.34	to	11.06	565,049	2.87%	-2.19%	to	-3.18%
2017	1.50%	to	2.50%	50,279	12.61	to	11.43	607,095	2.77%	2.62%	to	1.58%
2016	1.50%	to	2.50%	51,050	12.29	to	11.25	603,342	2.78%	3.43%	to	2.39%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.95%	to	1.65%	246,080	18.88	to	17.25	4,545,607	0.95%	10.41%	to	9.63%
2019	0.95%	to	1.35%	274,903	17.10	to	16.31	4,617,692	2.77%	19.10%	to	18.62%
2018	0.95%	to	1.65%	317,130	14.36	to	13.31	4,482,399	2.01%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	312,542	15.78	to	14.74	4,854,364	1.52%	14.71%	to	13.90%
2016	0.95%	to	1.65%	400,907	13.76	to	12.94	5,442,239	2.58%	6.30%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.95%	to	1.65%	555,121	14.82	to	13.54	7,985,835	0.25%	6.57%	to	5.82%
2019	0.95%	to	1.65%	545,355	13.90	to	12.80	7,392,393	2.49%	9.62%	to	8.84%
2018	0.95%	to	1.65%	564,740	12.68	to	11.76	6,994,530	2.43%	-3.54%	to	-4.22%
2017	0.95%	to	1.65%	511,341	13.15	to	12.28	6,582,106	2.13%	5.35%	to	4.61%
2016	0.95%	to	1.65%	541,972	12.48	to	11.74	6,604,828	2.30%	3.62%	to	2.89%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.95%	to	1.90%	247,811	19.32	to	17.10	4,712,560	1.18%	11.19%	to	10.13%
2019	0.95%	to	1.90%	203,771	17.38	to	15.53	3,466,882	2.72%	21.07%	to	19.91%
2018	0.95%	to	1.90%	284,422	14.35	to	12.95	4,004,266	1.85%	-10.37%	to	-11.23%
2017	0.95%	to	1.90%	335,200	16.01	to	14.59	5,289,274	1.45%	16.95%	to	15.83%
2016	0.95%	to	1.90%	407,672	13.69	to	12.60	5,514,043	2.48%	6.57%	to	5.55%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.95%	to	1.85%	282,984	16.55	to	14.74	4,591,499	0.56%	8.02%	to	7.04%
2019	0.95%	to	1.85%	312,333	15.32	to	13.77	4,700,796	2.44%	13.22%	to	12.19%
2018	0.95%	to	1.85%	367,983	13.53	to	12.27	4,901,293	2.16%	-5.67%	to	-6.53%
2017	0.95%	to	1.85%	358,726	14.34	to	13.13	5,062,201	1.82%	8.84%	to	7.86%
2016	0.95%	to	1.85%	443,795	13.18	to	12.18	5,765,546	2.36%	4.99%	to	4.04%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.95%	to	1.55%	654,850	18.13	to	16.79	11,602,715	0.83%	9.64%	to	8.97%
2019	0.95%	to	1.80%	746,308	16.54	to	14.96	12,083,735	2.68%	17.02%	to	16.02%
2018	0.95%	to	1.80%	869,669	14.13	to	12.89	12,060,396	2.00%	-7.97%	to	-8.77%
2017	0.95%	to	1.80%	985,950	15.36	to	14.13	14,878,213	1.73%	12.89%	to	11.92%
2016	0.95%	to	1.80%	1,130,892	13.61	to	12.63	15,145,689	2.55%	5.73%	to	4.82%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.95%	to	1.40%	159,723	19.72	to	18.62	3,093,047	1.16%	11.49%	to	10.98%
2019	0.95%	to	2.25%	173,867	17.69	to	15.16	3,020,137	2.84%	22.78%	to	21.17%
2018	0.95%	to	2.25%	172,982	14.41	to	12.51	2,450,886	1.83%	-11.60%	to	-12.77%
2017	0.95%	to	1.75%	176,957	16.30	to	15.07	2,838,600	1.05%	18.66%	to	17.71%
2016	0.95%	to	1.75%	220,485	13.73	to	12.80	2,990,117	2.28%	7.34%	to	6.47%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.95%	to	1.80%	565,519	17.25	to	15.50	9,496,468	0.73%	8.64%	to	7.73%
2019	0.95%	to	1.80%	512,607	15.88	to	14.39	7,966,170	2.49%	15.08%	to	14.11%
2018	0.95%	to	1.90%	640,489	13.80	to	12.45	8,667,086	2.19%	-7.13%	to	-8.03%
2017	0.95%	to	1.90%	701,610	14.85	to	13.53	10,238,599	2.15%	10.99%	to	9.93%
2016	0.95%	to	1.90%	597,223	13.38	to	12.31	7,878,900	2.38%	5.10%	to	4.10%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.95%	to	1.75%	435,016	21.20	to	19.28	9,037,292	0.13%	8.37%	to	7.49%
2019	0.95%	to	1.75%	435,680	19.56	to	17.94	8,381,245	2.22%	14.25%	to	13.32%
2018	0.95%	to	1.75%	452,785	17.12	to	15.83	7,620,757	1.86%	-5.76%	to	-6.52%
2017	0.95%	to	1.80%	494,909	18.17	to	16.86	8,868,990	1.87%	10.08%	to	9.14%
2016	0.95%	to	1.80%	498,125	16.50	to	15.45	8,121,310	1.96%	5.30%	to	4.39%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.95%	to	2.00%	120,226	26.34	to	23.26	3,109,447	0.15%	10.56%	to	9.39%
2019	0.95%	to	2.00%	77,258	23.83	to	21.27	1,808,711	2.08%	18.80%	to	17.54%
2018	0.95%	to	2.00%	83,562	20.06	to	18.09	1,649,543	1.70%	-7.36%	to	-8.35%
2017	0.95%	to	2.00%	63,363	21.65	to	19.74	1,344,242	1.61%	13.72%	to	12.52%
2016	0.95%	to	2.00%	83,579	19.04	to	17.55	1,570,755	1.66%	6.72%	to	5.59%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.95%	to	1.40%	44,346	11.14	to	11.06	492,887	1.61%	6.11%	to	5.62%
2019			0.95%	9			10.50	94	0.14%			4.98	%****
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.95%	to	1.70%	261,741	16.24	to	14.75	4,134,881	2.83%	8.00%	to	7.19%
2019	0.95%	to	1.65%	229,702	15.03	to	13.84	3,373,843	2.70%	8.55%	to	7.79%
2018	0.95%	to	1.60%	251,080	13.85	to	12.91	3,409,080	2.41%	-2.39%	to	-3.04%
2017	0.95%	to	1.60%	273,409	14.19	to	13.31	3,812,912	2.29%	2.78%	to	2.11%
2016	0.95%	to	1.65%	288,743	13.80	to	12.98	3,930,374	2.62%	2.36%	to	1.64%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.95%	to	1.40%	12,961	13.90	to	13.60	178,485	2.91%	13.46%	to	12.94%
2019	0.95%	to	1.45%	12,856	12.25	to	12.02	156,313	0.53%	13.85%	to	13.28%
2018	0.95%	to	1.45%	15,243	10.76	to	10.61	163,162	0.82%	-9.35%	to	-9.81%
2017	0.95%	to	1.40%	15,649	11.87	to	11.78	185,126	1.58%	17.31%	to	16.78%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.95%	to	2.05%	1,200,292	36.04	to	31.63	42,518,700	0.99%	49.61%	to	47.95%
2019	0.95%	to	2.05%	1,338,588	24.09	to	21.38	31,720,849	1.23%	31.88%	to	30.42%
2018	0.95%	to	2.05%	1,555,405	18.26	to	16.39	27,984,946	1.07%	-17.26%	to	-18.18%
2017	0.95%	to	2.05%	1,740,538	22.07	to	20.04	37,912,438	1.23%	24.58%	to	23.20%
2016	0.95%	to	2.05%	1,896,293	17.72	to	16.26	33,210,472	1.42%	-3.05%	to	-4.12%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.95%	to	2.20%	354,480	11.76	to	11.73	4,166,426	0.00%	17.59%	to	17.28	%****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	1.50%	to	2.60%	17,864	11.75	to	11.72	209,697	0.00%	17.46%	to	17.18	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.95%	to	2.60%	690,833	32.19	to	26.02	21,368,060	0.00%	28.86%	to	26.71%
2019	0.95%	to	2.60%	841,394	24.98	to	20.54	20,310,052	3.97%	29.29%	to	27.14%
2018	0.95%	to	2.60%	960,789	19.32	to	16.15	17,994,847	0.30%	-4.00%	to	-5.61%
2017	0.95%	to	2.60%	1,059,923	20.13	to	17.11	20,724,657	0.34%	28.97%	to	26.83%
2016	0.95%	to	2.60%	1,226,707	15.61	to	13.49	18,606,754	0.81%	1.22%	to	-0.46%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	1.50%	to	2.60%	8,599	29.13	to	25.27	232,850	0.00%	27.97%	to	26.54%
2019	1.50%	to	2.60%	8,997	22.76	to	19.97	191,541	3.14%	28.27%	to	26.83%
2018	1.50%	to	2.60%	14,692	17.75	to	15.74	249,776	0.05%	-4.81%	to	-5.88%
2017	1.50%	to	2.60%	15,981	18.64	to	16.73	286,411	0.10%	27.94%	to	26.51%
2016	1.50%	to	2.60%	17,367	14.57	to	13.22	243,961	0.53%	0.46%	to	-0.65%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.95%	to	2.20%	2,605,531	39.85	to	33.93	101,939,031	0.00%	59.37%	to	57.36%
2019	0.95%	to	2.20%	2,932,841	25.00	to	21.56	72,069,131	0.00%	35.95%	to	34.23%
2018	0.95%	to	2.20%	3,298,578	17.57	to	16.06	59,718,891	0.00%	-8.10%	to	-8.91%
2017	0.95%	to	2.20%	3,748,438	19.93	to	17.63	73,642,596	0.00%	26.53%	to	24.94%
2016	0.95%	to	2.20%	4,245,635	15.75	to	14.11	66,025,117	0.00%	5.46%	to	4.13%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	1.20%	to	2.10%	208,134	37.36	to	33.27	7,673,452	0.00%	58.57%	to	57.13%
2019	1.20%	to	2.10%	232,990	23.56	to	21.17	5,427,137	0.00%	35.20%	to	33.96%
2018	1.20%	to	2.10%	270,284	17.43	to	15.81	4,663,047	0.00%	-8.17%	to	-9.01%
2017	1.20%	to	2.10%	292,115	18.98	to	17.37	5,493,985	0.00%	26.00%	to	24.85%
2016	1.20%	to	2.10%	332,054	15.06	to	13.91	4,962,356	0.00%	4.79%	to	3.83%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.95%	to	2.20%	1,955,719	23.31	to	19.85	44,496,128	2.06%	-0.02%	to	-3.32%
2019	0.95%	to	2.20%	2,157,798	23.81	to	20.53	50,239,000	2.26%	22.67%	to	21.12%
2018	0.95%	to	2.20%	2,419,512	18.54	to	16.95	46,004,019	1.03%	-14.36%	to	-15.08%
2017	0.95%	to	2.20%	2,758,463	22.56	to	19.96	61,082,501	1.09%	12.76%	to	11.34%
2016	0.95%	to	2.20%	3,154,163	20.01	to	17.92	62,056,573	1.35%	16.48%	to	15.01%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.95%	to	2.20%	2,233,635	25.00	to	21.29	54,943,226	0.42%	12.47%	to	11.05%
2019	0.95%	to	2.20%	2,531,660	22.23	to	19.17	55,414,719	0.65%	26.86%	to	25.25%
2018	0.95%	to	2.20%	3,000,327	17.52	to	15.30	51,829,510	0.53%	-5.68%	to	-6.87%
2017	0.95%	to	2.20%	3,476,158	18.58	to	16.43	63,750,440	0.52%	23.67%	to	22.12%
2016	0.95%	to	2.20%	3,879,954	15.02	to	13.46	57,610,005	0.77%	12.53%	to	11.11%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.95%	to	1.35%	18,384	18.29	to	17.94	334,972	0.32%	12.32%	to	11.87%
2019	0.95%	to	1.35%	21,042	16.28	to	16.04	341,496	0.52%	26.87%	to	26.36%
2018	0.95%	to	1.40%	28,758	12.83	to	12.68	368,244	0.44%	-5.91%	to	-6.34%
2017	0.95%	to	1.40%	22,823	13.64	to	13.54	310,774	0.35%	23.58%	to	23.02%
2016	1.00%	to	1.40%	8,239	11.03	to	11.00	90,768	0.09%	10.33%	to	10.03	%****
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.95%	to	1.75%	98,065	25.83	to	23.31	2,475,130	0.75%	12.28%	to	31.18%
2019	0.95%	to	1.75%	120,773	23.01	to	20.93	2,717,752	0.83%	24.81%	to	23.80%
2018	0.95%	to	1.75%	134,206	18.43	to	16.91	2,425,159	0.55%	-6.69%	to	-7.45%
2017	0.95%	to	1.75%	193,489	19.75	to	18.27	3,768,173	0.62%	17.49%	to	16.55%
2016	0.95%	to	1.75%	205,173	16.81	to	15.67	3,403,609	0.76%	9.07%	to	8.19%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.95%	to	2.20%	8,287,007	49.14	to	42.37	400,745,148	1.32%	17.77%	to	16.28%
2019	0.95%	to	2.20%	9,335,275	41.72	to	36.44	383,823,636	1.69%	36.31%	to	34.59%
2018	0.95%	to	2.20%	10,644,655	29.45	to	27.07	321,479,295	0.75%	-2.59%	to	-3.46%
2017	0.95%	to	2.20%	12,144,433	31.30	to	28.04	375,565,565	0.47%	26.11%	to	24.52%
2016	0.95%	to	2.20%	13,826,695	24.82	to	22.52	339,514,154	0.73%	2.65%	to	1.36%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	1.50%	to	2.60%	135,690	44.70	to	39.21	5,873,576	1.07%	16.75%	to	15.45%
2019	1.50%	to	2.60%	166,560	38.28	to	33.96	6,187,514	1.48%	35.27%	to	33.76%
2018	1.50%	to	2.60%	188,414	28.30	to	25.39	5,191,832	0.48%	-3.03%	to	-4.12%
2017	1.50%	to	2.60%	225,038	29.18	to	26.48	6,415,137	0.23%	25.17%	to	23.78%
2016	1.50%	to	2.60%	261,321	23.32	to	21.39	5,967,469	0.47%	1.78%	to	0.65%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.95%	to	2.60%	2,724,636	17.94	to	14.50	47,911,467	1.49%	-0.06%	to	-7.85%
2019	0.95%	to	2.60%	3,099,421	19.15	to	15.74	58,246,990	1.67%	29.46%	to	27.30%
2018	0.95%	to	2.60%	3,510,999	14.79	to	12.36	51,023,054	1.79%	-4.84%	to	-6.44%
2017	0.95%	to	2.60%	4,096,107	15.54	to	13.21	62,640,517	2.07%	5.49%	to	3.74%
2016	0.95%	to	2.60%	4,912,596	14.73	to	12.74	71,352,050	1.93%	6.33%	to	4.57%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.95%	to	1.95%	164,953	21.38	to	19.78	3,480,881	0.94%	18.18%	to	16.99%
2019	0.95%	to	1.55%	164,989	18.09	to	17.37	2,950,575	0.87%	23.77%	to	23.02%
2018	0.95%	to	1.60%	192,241	14.62	to	14.08	2,771,780	1.11%	-12.19%	to	-12.77%
2017	0.95%	to	1.80%	179,685	16.65	to	15.99	2,959,219	0.88%	13.10%	to	12.13%
2016	0.95%	to	1.95%	188,498	14.72	to	14.18	2,749,234	1.27%	19.73%	to	18.52%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.95%	to	1.80%	504,853	11.42	to	10.25	5,649,102	1.79%	1.86%	to	0.99%
2019	0.95%	to	1.80%	452,268	11.21	to	10.15	4,979,014	2.17%	3.10%	to	2.23%
2018	0.95%	to	1.60%	486,503	10.87	to	10.13	5,222,068	1.93%	-0.14%	to	-0.80%
2017	0.95%	to	1.60%	562,719	10.89	to	10.22	6,069,271	1.52%	0.62%	to	-0.04%
2016	0.95%	to	1.60%	644,345	10.82	to	10.22	6,911,500	1.56%	1.52%	to	0.86%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.95%	to	1.75%	92,300	17.04	to	15.50	1,543,459	1.36%	4.18%	to	3.34%
2019	0.95%	to	1.75%	117,485	16.35	to	15.00	1,890,669	2.34%	11.42%	to	10.52%
2018	0.95%	to	1.75%	133,213	14.68	to	13.57	1,928,237	1.79%	-16.49%	to	-17.17%
2017	0.95%	to	1.75%	160,476	17.58	to	16.38	2,784,652	2.07%	21.56%	to	20.58%
2016	0.95%	to	1.75%	129,313	14.46	to	13.59	1,843,127	1.82%	0.16%	to	-0.65%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.95%	to	2.60%	11,874,602	12.01	to	7.74	135,446,851	0.23%	-0.01%	to	-2.36%
2019	0.95%	to	2.60%	11,955,053	12.10	to	7.92	136,512,897	1.36%	0.81%	to	-0.86%
2018	0.95%	to	2.60%	13,301,908	10.54	to	7.99	150,960,316	1.35%	-0.03%	to	-1.26%
2017	0.95%	to	2.60%	13,536,173	11.95	to	8.10	153,060,439	0.41%	0.00%	to	-2.18%
2016	0.95%	to	2.60%	14,175,040	12.01	to	8.28	161,471,288	0.01%	-0.94%	to	-2.59%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.95%	to	2.20%	1,188,365	60.74	to	47.73	77,363,089	0.02%	21.52%	to	19.99%
2019	0.95%	to	2.20%	1,336,070	49.98	to	39.78	71,743,724	0.07%	24.45%	to	22.88%
2018	0.95%	to	2.20%	1,520,562	40.16	to	32.37	65,751,264	0.01%	-13.47%	to	-14.57%
2017	0.95%	to	2.20%	1,736,039	46.41	to	37.89	86,749,562	0.00%	12.41%	to	11.00%
2016	0.95%	to	2.20%	1,985,041	41.29	to	34.14	88,301,877	0.32%	21.67%	to	20.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	1.50%	to	2.60%	29,447	36.69	to	29.75	1,008,409	0.02%	20.52%	to	19.18%
2019	1.50%	to	2.60%	30,782	30.44	to	24.96	877,797	0.00%	23.47%	to	22.09%
2018	1.50%	to	2.60%	34,162	24.65	to	20.45	789,349	0.00%	-14.15%	to	-15.11%
2017	1.50%	to	2.60%	39,132	28.72	to	24.09	1,059,078	0.00%	11.51%	to	10.26%
2016	1.50%	to	2.60%	44,028	25.75	to	21.84	1,070,391	0.10%	20.71%	to	19.37%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.95%	to	2.20%	527,266	53.27	to	40.46	26,969,410	0.00%	39.55%	to	37.79%
2019	0.95%	to	2.20%	614,712	38.17	to	29.36	22,555,236	0.00%	34.42%	to	32.73%
2018	0.95%	to	2.20%	675,853	28.40	to	22.12	18,491,334	0.00%	-8.82%	to	-9.98%
2017	0.95%	to	2.20%	764,132	31.14	to	24.57	22,973,259	0.00%	23.74%	to	22.19%
2016	0.95%	to	2.20%	846,229	25.17	to	20.11	20,598,250	0.00%	7.28%	to	5.93%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	1.50%	to	2.60%	9,227	33.57	to	27.22	291,940	0.00%	38.41%	to	36.86%
2019	1.50%	to	2.60%	14,853	24.26	to	19.89	330,057	0.00%	33.35%	to	31.86%
2018	1.50%	to	2.60%	15,327	18.19	to	15.09	256,748	0.00%	-9.60%	to	-10.62%
2017	1.50%	to	2.60%	14,682	20.12	to	16.88	280,887	0.00%	22.78%	to	21.42%
2016	1.50%	to	2.60%	15,975	16.39	to	13.90	249,560	0.00%	6.44%	to	5.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.95%	to	2.20%	1,056,848	52.54	to	39.28	62,074,065	0.07%	4.15%	to	2.84%
2019	0.95%	to	2.20%	1,180,588	50.45	to	38.20	66,691,422	1.07%	17.87%	to	16.38%
2018	0.95%	to	2.20%	1,309,626	42.80	to	32.82	62,847,900	0.67%	-17.75%	to	-18.79%
2017	0.95%	to	2.20%	1,488,525	69.49	to	40.41	86,787,431	0.49%	8.03%	to	6.67%
2016	0.95%	to	2.20%	1,729,499	48.17	to	37.89	93,395,599	0.63%	24.74%	to	23.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	1.50%	to	2.60%	18,174	26.80	to	21.73	450,679	0.00%	3.38%	to	2.22%
2019	1.50%	to	2.60%	21,703	25.92	to	21.26	524,688	0.87%	16.91%	to	15.61%
2018	1.50%	to	2.60%	22,912	22.17	to	18.39	475,772	0.40%	-18.37%	to	-19.29%
2017	1.50%	to	2.60%	30,246	27.16	to	22.78	774,588	0.26%	7.13%	to	5.93%
2016	1.50%	to	2.60%	36,060	25.36	to	21.50	869,727	0.49%	23.74%	to	22.36%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.95%	to	2.20%	2,786,736	37.36	to	22.14	101,912,372	1.12%	9.31%	to	7.93%
2019	0.95%	to	2.20%	3,123,713	34.18	to	20.52	104,601,831	1.18%	28.08%	to	26.46%
2018	0.95%	to	2.20%	3,494,760	24.46	to	16.22	91,392,188	1.05%	-1.35%	to	-2.22%
2017	0.95%	to	2.20%	3,956,705	26.95	to	16.59	104,600,457	0.99%	19.38%	to	17.88%
2016	0.95%	to	2.20%	4,424,081	22.57	to	14.07	98,043,019	1.39%	10.33%	to	8.95%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	1.50%	to	2.60%	13,569	29.67	to	24.06	367,269	0.93%	8.40%	to	7.19%
2019	1.60%	to	2.60%	13,365	26.88	to	22.44	332,866	0.89%	26.96%	to	25.67%
2018	1.50%	to	2.60%	14,833	21.53	to	17.86	295,023	0.80%	-1.78%	to	-2.88%
2017	1.50%	to	2.60%	16,733	21.92	to	18.39	341,511	0.76%	18.45%	to	17.13%
2016	1.50%	to	2.60%	18,203	18.51	to	15.70	315,937	1.16%	9.50%	to	8.28%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	1.60%	to	1.75%	5,897	63.58	to	44.13	275,070	0.00%	37.74%	to	37.53%
2019	1.60%	to	1.75%	6,127	46.16	to	32.08	208,939	0.00%	30.62%	to	30.42%
2018	1.60%	to	1.75%	8,543	35.34	to	24.60	232,178	0.00%	-7.91%	to	-8.05%
2017	1.60%	to	1.75%	8,966	38.37	to	26.75	267,568	0.00%	23.29%	to	23.10%
2016	0.95%	to	1.75%	9,311	31.12	to	21.73	226,122	0.00%	2.73%	to	2.57%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.95%	to	2.20%	78,069	20.51	to	19.21	1,575,618	0.00%	38.38%	to	36.64%
2019	0.95%	to	2.60%	82,842	14.82	to	13.82	1,206,237	0.00%	31.22%	to	29.04%
2018	0.95%	to	2.60%	92,202	11.29	to	10.71	1,026,422	0.00%	-7.45%	to	-9.00%
2017	0.95%	to	2.60%	102,154	12.20	to	11.77	1,235,813	0.00%	23.38%	to	21.33%
2016	0.95%	to	2.60%	108,803	9.89	to	9.70	1,071,379	0.00%	3.17%	to	1.46%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.95%	to	1.80%	198,854	37.27	to	32.28	7,018,168	0.58%	18.43%	to	17.41%
2019	0.95%	to	1.90%	262,960	31.47	to	27.06	7,889,866	0.42%	24.69%	to	23.49%
2018	0.95%	to	1.90%	267,678	25.24	to	21.91	6,632,966	0.47%	-6.63%	to	-7.53%
2017	0.95%	to	1.90%	313,553	27.03	to	23.69	8,342,496	0.51%	17.31%	to	16.19%
2016	0.95%	to	1.90%	340,690	23.04	to	20.39	7,739,693	0.68%	8.82%	to	7.78%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.95%	to	2.20%	837,201	11.58	to	9.25	9,364,663	2.33%	2.47%	to	1.18%
2019	0.95%	to	2.20%	923,764	11.30	to	9.15	10,106,530	1.95%	2.70%	to	1.41%
2018	0.95%	to	2.20%	1,024,396	11.01	to	9.02	10,928,303	1.51%	0.06%	to	-1.21%
2017	0.95%	to	2.20%	1,196,549	11.00	to	9.13	12,767,868	1.42%	-0.06%	to	-1.32%
2016	0.95%	to	2.20%	1,313,650	11.01	to	9.25	14,047,494	0.98%	0.26%	to	-1.00%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.95%	to	1.55%	222,352	13.15	to	12.48	2,891,604	4.79%	6.88%	to	6.24%
2019	0.95%	to	1.60%	300,408	12.30	to	11.70	3,656,075	2.79%	10.68%	to	9.96%
2018	0.95%	to	1.60%	337,730	11.12	to	10.64	3,720,786	2.96%	-6.35%	to	-6.97%
2017	0.95%	to	1.60%	403,423	11.87	to	11.44	4,753,461	4.39%	12.30%	to	11.57%
2016	0.95%	to	1.60%	469,743	10.57	to	10.25	4,937,262	2.49%	11.84%	to	11.10%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.95%	to	1.75%	91,169	12.96	to	12.28	1,166,995	4.51%	5.57%	to	4.71%
2019	0.95%	to	1.75%	109,559	12.28	to	11.72	1,332,135	4.33%	13.56%	to	12.65%
2018	0.95%	to	1.75%	106,272	10.81	to	10.41	1,139,181	3.97%	-5.73%	to	-6.50%
2017	0.95%	to	1.55%	186,374			-	2,124,714	4.83%	8.74%	to	8.08%
2016	0.95%	to	1.55%	91,775	10.55	to	10.38	965,142	5.19%	12.14%	to	11.46%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.95%	to	1.60%	110,796	13.77	to	12.75	1,496,718	5.32%	9.61%	to	8.89%
2019	0.95%	to	1.70%	118,837	12.56	to	11.59	1,461,108	1.91%	5.90%	to	5.10%
2018	0.95%	to	1.70%	147,867	11.86	to	11.02	1,722,508	4.43%	-4.99%	to	-5.71%
2017	0.95%	to	1.65%	169,276	12.49	to	11.74	2,073,731	1.38%	9.69%	to	8.91%
2016	0.95%	to	1.65%	187,924	11.39	to	10.78	2,117,245	1.12%	1.93%	to	1.21%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.95%	to	2.05%	1,851,307	12.30	to	10.79	22,237,291	1.05%	1.91%	to	0.78%
2019	0.95%	to	2.05%	1,515,634	12.06	to	10.71	17,914,209	2.67%	2.94%	to	1.79%
2018	0.95%	to	2.05%	1,751,005	11.72	to	10.52	20,154,916	1.80%	-0.72%	to	-1.83%
2017	0.95%	to	2.05%	1,909,338	11.81	to	10.72	22,169,457	1.24%	0.29%	to	-0.82%
2016	0.95%	to	2.05%	2,312,527	11.77	to	10.81	26,836,011	1.37%	0.35%	to	-0.77%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2020	0.95%	to	1.25%	37,482	16.72	to	15.99	612,914	1.43%	0.11%	to	0.10%
2019	0.95%	to	1.25%	37,055	15.11	to	14.50	548,688	69.79%			0.07%
2018	0.95%	to	1.25%	39,494	14.06	to	13.54	544,951	2.47%	-3.17%	to	-3.42%
2017	0.95%	to	1.30%	46,458	14.52	to	13.94	662,497	2.40%	2.69%	to	2.35%
2016	0.95%	to	1.30%	60,331	14.14	to	13.62	838,642	2.31%	-4.20%	to	-3.81%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.95%	to	1.80%	388,304	10.62	to	10.20	4,090,765	1.13%	1.17%	to	0.30%
2019	0.95%	to	1.80%	386,679	10.50	to	10.17	4,034,738	2.39%	1.72%	to	0.85%
2018	0.95%	to	1.60%	374,983	10.32	to	10.14	3,852,765	2.16%	0.46%	to	-0.20%
2017	0.95%	to	1.35%	89,088	10.27	to	10.21	914,450	1.65%	1.34%	to	0.93%
2016	0.95%	to	1.20%	64,050	10.14	to	10.12	649,146	0.55%	1.39%	to	1.22	%****
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.95%	to	1.30%	69,089	18.74	to	17.80	1,269,169	0.00%	0.08%	to	0.07%
2019	0.95%	to	1.30%	51,913	17.41	to	16.60	885,286	0.00%			0.07%
2018	0.95%	to	1.30%	73,075	16.22	to	15.52	1,162,419	2.54%	-1.52%	to	-1.83%
2017	0.95%	to	1.30%	77,663	16.47	to	15.81	1,255,375	2.01%	3.98%	to	3.60%
2016	0.95%	to	1.30%	84,787	15.84	to	15.26	1,321,164	2.08%	-1.67%	to	-1.33%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.95%	to	1.75%	941,525	12.95	to	11.97	12,045,041	2.01%	7.50%	to	6.63%
2019	0.95%	to	1.75%	960,670	12.04	to	11.23	11,442,868	2.90%	7.22%	to	6.35%
2018	0.95%	to	1.75%	1,002,626	11.23	to	10.56	11,157,892	2.43%	-1.58%	to	-2.38%
2017	0.95%	to	1.75%	1,132,211	11.41	to	10.81	12,815,954	1.92%	3.82%	to	2.99%
2016	0.95%	to	1.75%	1,141,268	10.99	to	10.50	12,455,177	1.98%	1.61%	to	0.79%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.95%	to	1.15%	1,611	12.93	to	12.92	20,822	0.72%	29.33%	to	29.16%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	0.95%	to	1.15%	3,042	13.54	to	13.52	41,133	0.00%	35.36%	to	35.17	%****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.95%	to	1.35%	8,080	13.63	to	13.37	109,956	1.54%	11.03%	to	10.58%
2019	0.95%	to	1.35%	1,550	12.27	to	12.09	18,961	1.41%	23.96%	to	23.46%
2018	0.95%	to	1.20%	1,610	9.90	to	9.83	15,911	1.72%	-19.89%	to	-20.09%
2017	0.95%	to	1.20%	4,570	12.36	to	12.31	56,442	1.50%	25.38%	to	25.07%
2016			0.95%	2,473			9.86	24,377	0.00%			-1.43	%****
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2020	0.95%	to	1.75%	6,076	25.64	to	23.61	154,336	0.00%	13.05%	to	12.14%
2019	0.95%	to	1.75%	8,801	22.68	to	21.06	197,373	0.00%	22.82%	to	21.83%
2018	0.95%	to	1.75%	7,053	18.47	to	17.28	129,396	0.61%	-8.07%	to	-8.82%
2017	0.95%	to	1.75%	8,282	20.09	to	18.95	165,328	0.54%	16.41%	to	15.47%
2016	0.95%	to	1.75%	10,078	17.26	to	16.42	172,988	0.48%	9.95%	to	9.07%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2020	0.95%	to	1.25%	17,494	19.10	to	18.28	325,436	0.00%	0.23%	to	0.22%
2019	0.95%	to	1.25%	21,828	15.58	to	14.95	331,778	0.00%			0.18%
2018	0.95%	to	1.25%	25,056	13.16	to	12.67	322,248	0.00%	-9.92%	to	-10.14%
2017	0.95%	to	1.25%	28,743	14.61	to	14.10	411,236	0.65%	4.21%	to	3.83%
2016	0.95%	to	1.25%	31,418	14.02	to	13.58	432,242	0.69%	-18.61%	to	-18.29%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.95%	to	2.60%	701,633	58.83	to	49.18	40,579,930	0.00%	28.04%	to	25.91%
2019	0.95%	to	2.60%	791,675	45.94	to	39.06	35,809,330	0.00%	27.41%	to	25.29%
2018	0.95%	to	2.60%	913,505	36.06	to	31.18	32,486,509	0.00%	-0.11%	to	-1.78%
2017	0.95%	to	2.60%	1,110,047	36.10	to	31.74	39,611,461	0.00%	26.10%	to	24.01%
2016	0.95%	to	2.60%	1,266,281	28.63	to	25.60	35,886,433	0.00%	-11.56%	to	-13.03%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.95%	to	2.25%	292,090	39.71	to	26.11	14,347,464	2.03%	16.14%	to	14.61%
2019	0.95%	to	2.25%	321,418	34.19	to	22.78	13,804,224	0.49%	29.36%	to	27.66%
2018	0.95%	to	2.25%	364,458	26.43	to	17.85	12,140,723	0.32%	-24.22%	to	-25.22%
2017	0.95%	to	2.25%	458,315	34.88	to	23.87	20,140,824	0.40%	49.60%	to	47.65%
2016	0.95%	to	2.25%	441,616	23.32	to	16.16	13,108,192	0.49%	-0.85%	to	-2.14%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.95%	to	2.60%	186,575	21.94	to	20.77	4,739,713	0.93%	17.98%	to	16.02%
2019	0.95%	to	2.60%	230,192	18.59	to	17.90	4,884,028	0.00%	10.81%	to	8.96%
2018	0.95%	to	2.60%	279,530	16.78	to	16.43	5,434,656	0.00%	-28.96%	to	-30.15%
2017	0.95%	to	2.60%	317,437	23.62	to	23.52	8,731,949	0.00%	0.00%	to	-4.25%
2016	0.95%	to	2.60%	381,139	24.26	to	24.57	11,028,894	0.40%	42.35%	to	39.98%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.95%	to	2.20%	576,458	7.05	to	6.31	4,013,640	0.79%	17.70%	to	16.21%
2019	0.95%	to	2.20%	646,381	5.99	to	5.43	3,833,804	0.00%	10.49%	to	9.09%
2018	0.95%	to	2.20%	592,731	5.42	to	4.98	3,182,257	0.00%	-29.11%	to	-30.01%
2017	0.95%	to	2.20%	678,226	7.65	to	7.12	5,145,944	0.00%	-2.90%	to	-4.12%
2016	0.95%	to	2.20%	1,062,304	7.88	to	7.42	8,299,035	0.26%	42.05%	to	40.27%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	0.95%	to	1.60%	101,115	25.67	to	22.32	2,488,807	0.55%	27.17%	to	26.33%
2018	0.95%	to	1.60%	117,873	20.19	to	17.67	2,288,690	0.43%	-14.13%	to	-14.70%
2017	0.95%	to	1.60%	128,192	23.51	to	20.71	2,897,135	0.68%	25.26%	to	24.44%
2016	0.95%	to	1.60%	141,456	18.77	to	16.64	2,556,222	1.00%	2.91%	to	2.24%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.95%	to	1.15%	13,816	10.55	to	10.52	145,674	1.25%	-2.48%	to	-2.68%
2019	0.95%	to	1.20%	9,856	10.82	to	10.80	106,605	3.14%	8.20%	to	8.02	%****
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	1.60%	to	1.75%	3,390	34.81	to	33.73	114,855	0.38%	19.07%	to	18.89%
2019	1.60%	to	1.75%	5,414	29.23	to	28.37	154,073	0.29%	29.36%	to	29.17%
2018	1.60%	to	1.75%	5,488	22.60	to	21.96	120,924	0.19%	-8.64%	to	-8.78%
2017	1.60%	to	1.75%	6,835			-	165,453	0.65%	18.52%	to	18.34%
2016	1.60%	to	1.75%	7,057	20.87	to	20.35	144,367	1.85%	10.44%	to	10.27%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.95%	to	2.05%	149,852	59.69	to	52.40	8,755,061	0.00%	56.29%	to	54.55%
2019	0.95%	to	2.05%	159,441	38.19	to	33.90	5,963,213	0.00%	23.64%	to	22.27%
2018	0.95%	to	2.05%	254,215	30.89	to	27.73	7,690,617	0.00%	0.34%	to	-0.78%
2017	0.95%	to	2.05%	179,082	30.78	to	27.95	5,420,851	0.00%	24.67%	to	23.29%
2016	0.95%	to	2.05%	196,910	24.69	to	22.67	4,790,487	0.00%	6.73%	to	5.54%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on June 4, 1998 with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.
2)	Not Applicable
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
4)	Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter – Filed previously on June 4, 1998 with the initial Registration Statement (File No. 333-56073) and hereby incorporated by reference.
5)	The form of the variable annuity contract – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
6)	Variable Annuity Application – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
7)	Depositor's Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

8)	Not applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm

15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
17)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
24)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
25)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
26)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006 with the registration statement under 333-28995, post-effective amendment number 30 filed on April 22, 2008 as document sbl_fpa.htm
27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
28)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
29)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 033-89560, post-effective amendment number 25 filed on April 23, 2008 as document vankampenfpa.htm

30)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
31)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
32)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
33)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
34)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
35)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
36)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post-effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
37)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
9)	Opinion of Counsel - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
11)	Not Applicable
12)	Not Applicable
99)	Power of Attorney - Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English

Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 10,682 and 722 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D

Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, LLC ("SDL")
a)	Security Distributors, LLC ("SDL"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)

SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York
b)	Directors and Officers of SDL:

David Byrnes	President and Head of Distribution
Timothy P. Gillen	Chief Financial Officer, Treasurer and Finance and Operations Principal
Yolande C. Nichols	Chief Compliance Officer
Kurt E. Auleta	Senior Vice President, Sales Operations
Justin Jacquinot	Senior Vice President, Direct Relationships
James J. Kiley	Senior Vice President, Education Markets
Michael T. Maghini	Senior Vice President
Michael K. Reidy	Senior Vice President
Mark W. Turner	Senior Vice President, Education Markets
Kevin M. Watt	Senior Vice President
Carmen R. Hill	Vice President and Assistant Secretary
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
Mark Carr	Assistant Vice President
Aaron Tallen	Assistant Vice President
Gregory Garhart	AML Compliance Officer
Susan J. Lacey	Assistant Treasurer
SDL's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, LLC	$287,087	$0	$0	$0
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact